File No. 333-142084
Filed on April 29, 2016	File No. 811-21104

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	15	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	30	☒
(Check appropriate box or boxes)
VARIABLE ANNUITY ACCOUNT A
(Exact Name of Registrant)
First Security Benefit Life Insurance and Annuity Company of New York
(Name of Depositor)
350 Park Avenue, 14th Floor, New York, New York 10022
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number, Including Area Code:
1-800-355-4570
Chris Swickard, Associate General Counsel
First Security Benefit Life Insurance and Annuity Company of New York
One Security Benefit Place, Topeka, KS 66636-0001
(Name and address of Agent for Service)

It is proposed that this filing will become effective:
☐immediately upon filing pursuant to paragraph (b) of Rule 485
☒on May 1, 2016, pursuant to paragraph (b) of Rule 485
☐60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐on May 1, 2016, pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Prospectus
May 1, 2016

ELITEDESIGNS® VARIABLE ANNUITY

Important Privacy
Notice Included

See Back Cover

Variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York and offered by Security Distributors, LLC

V7013	32-70131-00 2016/05/01

ELITEDESIGNS® VARIABLE ANNUITY
(for Contracts issued before April 18, 2011)
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: First Security Benefit Life Insurance and Annuity Company of New York 350 Park Avenue, 14th Floor New York, NY 10022 1-800-350-4570	Mailing Address: First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-888-2461

This Prospectus describes the EliteDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called Variable Annuity Account A. Each Subaccount invests in a corre-sponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:1
•	7TwelveTM Balanced Portfolio
•	AB VPS Dynamic Asset Allocation
•	AB VPS Global Thematic Growth
•	AB VPS Growth and Income
•	AB VPS Small/Mid Cap Value
•	Adaptive Allocation Portfolio
•	Alger Capital Appreciation
•	Alger Large Cap Growth
•	ALPS/Alerian Energy Infrastructure
•	American Century VP Income & Growth
•	American Century VP Inflation Protection
•	American Century VP International
•	American Century VP Value
•	American Funds IS® Asset Allocation
•	American Funds IS® Blue Chip Income and Growth
•	American Funds IS® Global Bond
•	American Funds IS® Global Growth
•	American Funds IS® Global Growth and Income
•	American Funds IS® Global Small Capitalization
•	American Funds IS® Growth
•	American Funds IS® Growth-Income
•	American Funds IS® International
•	American Funds IS® International Growth and Income
•	American Funds IS® Mortgage
•	American Funds IS® New World
•	American Funds IS® U.S. Government/ AAA‑Rated Securities
•	BlackRock Basic Value V.I.
•	BlackRock Capital Appreciation V.I.
•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock Global Opportunities V.I.
•	BlackRock High Yield V.I.
•	BlackRock Large Cap Core V.I.

The Securities and Exchange Commission has not approved or disapproved these securities or deter-mined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

An Underlying Fund Prospectus will be provided upon receipt of your first Purchase Payment into an Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1‑800-888-2461.

Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2016

V7013	Protected by U.S. Patent No. 7,251,623 B1.	32-70131-00 2016/05/01

•	BlackRock Large Cap Growth V.I.
•	Deutsche Capital Growth VIP
•	Deutsche Core Equity VIP
•	Deutsche Global Growth VIP
•	Deutsche Global Small Cap VIP
•	Deutsche Government & Agency Securities VIP
•	Deutsche High Income VIP
•	Deutsche Large Cap Value VIP
•	Deutsche Small Mid Cap Value VIP
•	Dreyfus IP Small Cap Stock Index
•	Dreyfus IP Technology Growth
•	Dreyfus Stock Index
•	Dreyfus VIF Appreciation
•	Dreyfus VIF International Value
•	Eaton Vance VT Floating-Rate Income
•	Eaton Vance VT Large-Cap Value
•	Federated Fund for U.S. Government Securities II
•	Federated High Income Bond II
•	Fidelity® VIP Balanced
•	Fidelity® VIP Contrafund®
•	Fidelity® VIP Disciplined Small Cap
•	Fidelity® VIP Emerging Markets
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Growth Opportunities
•	Fidelity® VIP High Income
•	Fidelity® VIP Index 500
•	Fidelity® VIP Investment-Grade Bond
•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Overseas
•	Fidelity® VIP Real Estate
•	Fidelity® VIP Strategic Income
•	FormulaFolios US Equity Portfolio
•	Franklin Flex Cap Growth VIP Fund
•	Franklin Growth and Income VIP Fund
•	Franklin High Income VIP Fund
•	Franklin Income VIP Fund
•	Franklin Large Cap Growth VIP Fund
•	Franklin Mutual Global Discovery VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Franklin Rising Dividends VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Franklin Small-Mid Cap Growth VIP Fund
•	Franklin Strategic Income VIP Fund
•	Franklin U.S. Government Securities VIP Fund
•	Goldman Sachs VIT Growth Opportunities
•	Goldman Sachs VIT High Quality Floating Rate
•	Goldman Sachs VIT Large Cap Value
•	Goldman Sachs VIT Mid Cap Value
•	Goldman Sachs VIT Small Cap Equity Insights
•	Goldman Sachs VIT Strategic Growth
•	Goldman Sachs VIT Strategic International Equity
•	Guggenheim VIF All Cap Value
•	Guggenheim VIF CLS AdvisorOne Global Diversified Equity
•	Guggenheim VIF CLS AdvisorOne Global Growth
•	Guggenheim VIF CLS AdvisorOne Growth and Income
•	Guggenheim VIF Floating Rate Strategies
•	Guggenheim VIF Global Managed Futures Strategy
•	Guggenheim VIF High Yield
•	Guggenheim VIF Large Cap Value
•	Guggenheim VIF Long Short Equity
•	Guggenheim VIF Macro Opportunities
•	Guggenheim VIF Managed Asset Allocation
•	Guggenheim VIF Mid Cap Value
•	Guggenheim VIF Multi-Hedge Strategies
•	Guggenheim VIF Small Cap Value
•	Guggenheim VIF StylePlus Large Core
•	Guggenheim VIF StylePlus Large Growth
•	Guggenheim VIF StylePlus Mid Growth
•	Guggenheim VIF StylePlus Small Growth
•	Guggenheim VIF Total Return Bond
•	Guggenheim VIF World Equity Income
•	Invesco V.I. American Franchise
•	Invesco V.I. American Value
•	Invesco V.I. Balanced-Risk Allocation
•	Invesco V.I. Comstock
•	Invesco V.I. Core Equity
•	Invesco V.I. Equity and Income
•	Invesco V.I. Global Core Equity
•	Invesco V.I. Global Health Care
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Securities
•	Invesco V.I. Growth and Income
•	Invesco V.I. High Yield
•	Invesco V.I. International Growth
•	Invesco V.I. Managed Volatility
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Mid Cap Growth
•	Invesco V.I. S&P 500 Index
•	Invesco V.I. Small Cap Equity
•	Ivy Funds VIP Asset Strategy
•	Ivy Funds VIP Balanced
•	Ivy Funds VIP Core Equity
•	Ivy Funds VIP Dividend Opportunities
•	Ivy Funds VIP Energy
•	Ivy Funds VIP Global Bond
•	Ivy Funds VIP Global Growth
•	Ivy Funds VIP Global Natural Resources
•	Ivy Funds VIP Growth
•	Ivy Funds VIP High Income
•	Ivy Funds VIP International Core Equity
•	Ivy Funds VIP Limited-Term Bond
•	Ivy Funds VIP Mid Cap Growth
•	Ivy Funds VIP Real Estate Securities
•	Ivy Funds VIP Science and Technology
•	Ivy Funds VIP Small Cap Growth
•	Ivy Funds VIP Small Cap Value

2

•	Ivy Funds VIP Value
•	Janus Aspen Enterprise
•	Janus Aspen Forty
•	Janus Aspen Janus Portfolio
•	Janus Aspen Overseas
•	Janus Aspen Perkins Mid Cap Value
•	JPMorgan Insurance Trust Core Bond Portfolio
•	JPMorgan Insurance Trust Intrepid MidCap Portfolio
•	JPMorgan Insurance Trust Small Cap Core Portfolio
•	JPMorgan Insurance Trust US Equity Portfolio
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Calibrated Dividend Growth VC
•	Lord Abbett Series Classic Stock VC
•	Lord Abbett Series Developing Growth VC
•	Lord Abbett Series Fundamental Equity VC
•	Lord Abbett Series Growth and Income VC
•	Lord Abbett Series Growth Opportunities VC
•	Lord Abbett Series Mid Cap Stock VC
•	Lord Abbett Series Total Return VC
•	Lord Abbett Series Value Opportunities VC
•	MFS® VIT Emerging Markets Equity
•	MFS® VIT Global Tactical Allocation
•	MFS® VIT High Yield
•	MFS® VIT II MA Investors Growth Stock
•	MFS® VIT II Research International
•	MFS® VIT International Value
•	MFS® VIT Investors Trust
•	MFS® VIT New Discovery
•	MFS® VIT Research
•	MFS® VIT Total Return
•	MFS® VIT Total Return Bond
•	MFS® VIT Utilities
•	Morgan Stanley UIF Emerging Markets Debt
•	Morgan Stanley UIF Emerging Markets Equity
•	Morningstar Aggressive Growth ETF Asset Allocation Portfolio (formerly Ibbotson Aggressive Growth ETF Asset Allocation)
•	Morningstar Balanced ETF Asset Allocation Portfolio (formerly Ibbotson Balanced ETF Asset Allocation)
•	Morningstar Conservative ETF Asset Allocation Portfolio (formerly Ibbotson Conservative ETF Asset Allocation)
•	Morningstar Growth ETF Asset Allocation Portfolio (formerly Ibbotson Growth ETF Asset Allocation )
•	Morningstar Income and Growth ETF Asset Allocation Portfolio (formerly Ibbotson Income and Growth ETF Asset Allocation )
•	Neuberger Berman AMT Guardian
•	Neuberger Berman AMT Socially Responsive
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Foreign Bond (Unhedged)
•	PIMCO VIT Global Bond (Unhedged)
•	PIMCO VIT Global Multi‑Asset Managed Allocation
•	PIMCO VIT High Yield
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Short-Term
•	PIMCO VIT Total Return[2]
•	Pioneer Bond VCT
•	Pioneer Emerging Markets VCT
•	Pioneer Equity Income VCT
•	Pioneer High Yield VCT
•	Pioneer Real Estate Shares VCT
•	Pioneer Strategic Income VCT
•	Power Income VIT
•	Probabilities Fund
•	Putnam VT Absolute Return 500
•	Putnam VT Capital Opportunities
•	Putnam VT Diversified Income
•	Putnam VT Equity Income
•	Putnam VT Global Asset Allocation
•	Putnam VT Growth Opportunities
•	Putnam VT High Yield
•	Putnam VT Income
•	Putnam VT Investors
•	Putnam VT Voyager
•	Redwood Managed Volatility
•	Rydex VIF Banking
•	Rydex VIF Basic Materials
•	Rydex VIF Biotechnology
•	Rydex VIF Commodities Strategy
•	Rydex VIF Consumer Products
•	Rydex VIF Dow 2x Strategy
•	Rydex VIF Electronics
•	Rydex VIF Energy
•	Rydex VIF Energy Services
•	Rydex VIF Europe 1.25x Strategy
•	Rydex VIF Financial Services
•	Rydex VIF Government Long Bond 1.2x Strategy
•	Rydex VIF Health Care
•	Rydex VIF High Yield Strategy
•	Rydex VIF Internet
•	Rydex VIF Inverse Dow 2x Strategy
•	Rydex VIF Inverse Government Long Bond Strategy
•	Rydex VIF Inverse Mid-Cap Strategy
•	Rydex VIF Inverse NASDAQ-100® Strategy
•	Rydex VIF Inverse Russell 2000® Strategy
•	Rydex VIF Inverse S&P 500 Strategy
•	Rydex VIF Japan 2x Strategy
•	Rydex VIF Leisure
•	Rydex VIF Mid-Cap 1.5x Strategy

3

•	Rydex VIF NASDAQ-100®
•	Rydex VIF NASDAQ-100® 2x Strategy
•	Rydex VIF Nova
•	Rydex VIF Precious Metals
•	Rydex VIF Real Estate
•	Rydex VIF Retailing
•	Rydex VIF Russell 2000® 1.5x Strategy
•	Rydex VIF Russell 2000® 2x Strategy
•	Rydex VIF S&P 500 2x Strategy
•	Rydex VIF S&P 500 Pure Growth
•	Rydex VIF S&P 500 Pure Value
•	Rydex VIF S&P MidCap 400 Pure Growth
•	Rydex VIF S&P MidCap 400 Pure Value
•	Rydex VIF S&P SmallCap 600 Pure Growth
•	Rydex VIF S&P SmallCap 600 Pure Value
•	Rydex VIF Strengthening Dollar 2x Strategy
•	Rydex VIF Technology
•	Rydex VIF Telecommunications
•	Rydex VIF Transportation
•	Rydex VIF U.S. Government Money Market
•	Rydex VIF Utilities
•	Rydex VIF Weakening Dollar 2x Strategy
•	SEI VP Balanced Strategy
•	SEI VP Conservative Strategy
•	SEI VP Defensive Strategy
•	SEI VP Market Growth Strategy
•	SEI VP Market Plus Strategy
•	SEI VP Moderate Strategy
•	T. Rowe Price Blue Chip Growth
•	T. Rowe Price Equity Income
•	T. Rowe Price Health Sciences
•	T. Rowe Price Limited-Term Bond
•	Templeton Developing Markets VIP Fund
•	Templeton Foreign VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund
•	Third Avenue Value
•	VA Global Bond Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA Global Bond Portfolio”)
•	VA International Small Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA International Small Portfolio”)
•	VA International Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA International Value Portfolio”)
•	VA Short-Term Fixed Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA Short-Term Fixed Portfolio”)
•	VA U.S. Large Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA U.S. Large Value Portfolio”)
•	VA U.S. Targeted Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA U.S. Targeted Value Portfolio”)
•	VanEck VIP Global Gold (formerly Van Eck VIP Global Gold )
•	VanEck VIP Global Hard Assets (formerly Van Eck VIP Global Hard Assets )
•	Vanguard® VIF Balanced
•	Vanguard® VIF Capital Growth
•	Vanguard® VIF Conservative Allocation
•	Vanguard® VIF Diversified Value
•	Vanguard® VIF Equity Income
•	Vanguard® VIF Equity Index
•	Vanguard® VIF Growth
•	Vanguard® VIF High Yield Bond
•	Vanguard® VIF International
•	Vanguard® VIF Mid-Cap Index
•	Vanguard® VIF Moderate Allocation
•	Vanguard® VIF REIT Index
•	Vanguard® VIF Short Term Investment Grade
•	Vanguard® VIF Small Company Growth
•	Vanguard® VIF Total Bond Market Index
•	Vanguard® VIF Total Stock Market Index
•	Virtus Equity Trend (formerly Virtus Premium AlphaSector™ Series )
•	Virtus International Series
•	Virtus Multi-Sector Fixed Income Series
•	Virtus Real Estate Securities Series
•	Virtus Small-Cap Growth Series
•	Virtus Strategic Allocation Series
•	Voya MidCap Opportunities Portfolio
•	VY Clarion Global Real Estate Portfolio
•	VY Clarion Real Estate Portfolio
•	Wells Fargo International Equity VT (formerly Wells Fargo Advantage International Equity VT)
•	Wells Fargo Omega Growth VT (formerly Wells Fargo Advantage Omega Growth VT)
•	Wells Fargo Opportunity VT (formerly Wells Fargo Advantage Opportunity VT)
•	Western Asset Variable Global High Yield Bond
1	Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See “Closed Subaccounts.”
2	Effective April 4, 2011, the Subaccount investing in the Fund’s Administrative Class was closed to the allocation of Purchase Payments and the transfer of Contract Value, but a new Subaccount investing in the Fund’s Advisor Class became available on that date for the allocation of Purchase Payments and the transfer of Contract Value. See “Closed Subaccounts.”

4

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.
Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”
This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2016 , which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a summary prospectus or prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page 56 of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

5

This Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

6

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675‑0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin as elected by the Owner.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 6.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Participant — A Participant under a Qualified Plan.
Purchase Payment — An amount paid to the Company as consideration for the Contract.
Separate Account — The Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

7

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.
Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non‑tax qualified retirement plan for an individual (“Non‑Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended (“Qualified Plan”). Please see the discussion under “The Contract” for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Selection of Withdrawal Charge Schedule — When you purchase the Contract, you must select either a 0-year or 5-year withdrawal charge schedule. Whether we assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) or a mortality and expense risk charge will depend on the schedule that you select.
•
Under the 5-year schedule, we may deduct a withdrawal charge of up to 5% if you withdraw Contract Value during the first 5 years after you make a Purchase Payment. We will not assess any mortality and expense risk charge if you select the 5-year schedule, although a mortality and expense risk charge may apply during the Annuity Period.

•
Under the 0-year schedule, we will not deduct any withdrawal charge if you withdraw Contract Value. However, we will assess a daily mortality and expense risk charge of 0.20%, on an annual basis, of each Subaccount’s average daily net assets (a different mortality and expense risk charge may apply during the Annuity Period).

Please talk to your sales representative about which withdrawal charge schedule may be most appro-priate for you, taking into account factors such as your investment time horizon, liquidity needs, and how you intend to use the Contract. You may not change the withdrawal charge schedule after the Contract has been issued.
If you do not select a withdrawal charge schedule, we will consider your application to be incomplete. This means that we will hold your Purchase Payment in our General Account and will notify you that we do not have the necessary information to issue a Contract and apply the Purchase Payment to your Contract. Please see “Purchase Payments” for more information about our process for handling incomplete applications.

8

The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies.
You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”
Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”
Optional Riders — Upon your application for the Contract, you may select one or both of the following riders:
•	Return of Premium Death Benefit;
•	Extra Credit at 3%.
The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider under “Optional Riders.”
The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See “Optional Rider Charges.”
Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.
Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.
Contingent Deferred Sales Charge. You must select a 0-year or 5-year withdrawal charge schedule when you purchase the Contract. Whether we assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under “Mortality and Expense Risk Charge” below.

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If you select the 5-year schedule and you withdraw Contract Value, the Company will deduct any applicable withdrawal charge. Any withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of the Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. The amount of the charge will depend on how long your Purchase Payments have been held under the Contract.
Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below (as selected at the time of application for the Contract):
0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%

The amount of total withdrawal charges assessed against your Contract will never exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule and will not be assessed if you select the 0‑year schedule. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, (2) annuity payments under options that provide for payments for life, or a period of at least seven years, or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”
Mortality and Expense Risk Charge. The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount’s average daily net assets:
Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
5-Year Schedule	None
0-Year Schedule	0.20%

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis in lieu of the amounts above and regardless of the withdrawal charge schedule selected. See “Mortality and Expense Risk Charge.”
Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.
The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See “Optional Rider Charges” for more information, including the specific charge applicable to each optional rider.
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

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Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other subaccounts	0.25%

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”
Premium Tax Charge. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See “Premium Tax Charge.”
Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.
The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Federal Tax Considerations — Under existing tax law, assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, there should generally be no federal income tax on increases in the Contract Value of the Contract until the occurrence of a distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract. How-ever, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds. Assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, all or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.”)
Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts care-fully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there may be a new with-drawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the

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exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling 1‑800‑888‑2461.
Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses — Contract owner transaction expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”
Charge
Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)[1]	5%
Transfer Fee (per transfer)	None
1 You must select a 0-year or 5-year withdrawal charge schedule at the time you purchase the Contract. If you purchase the Contract with the 5-year schedule, the amount of the charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, made in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. If you select the 0-year schedule, the Company will not assess a withdrawal charge. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.

Periodic Expenses — Periodic expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
	5-Year Schedule	0-Year Schedule
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge[1]	0.00%	0.20%
Annual Administration Charge[2]	0.65%	0.65%
Maximum Annual Charge for Optional Riders[3]	0.50%	0.50%
Total Separate Account Annual Expenses	1.15%	1.35%
1   Whether or not we deduct a mortality and expense risk charge depends on the withdrawal charge schedule you select when you purchase your Contract. If you purchase a Contract with the 5-year schedule, we do not deduct a mortality and expense risk charge; if you purchase a Contract with the 0-year schedule, your mortality and expense risk charge is 0.20% annually. During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above and regardless of the withdrawal charge schedule selected. See the discussion under “Mortality and Expense Risk Charge.”

2    The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”

3    You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) The “Maximum Annual Charge for Optional Riders” assumes that you purchase all available riders for a combined cost of 0.50% annually.

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Optional Rider Expenses (as a percentage of Contract Value)

Annual Rider Charge
Return of Premium Death Benefit	0.10%
3% Extra Credit Rider[1]	0.40%
1 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.26%	15.21%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.26%	1.10%
1   Expenses deducted from Underlying Fund assets include management fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2015 , and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2015 .
Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2017 .

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$1,965	$4,322	$6,203	$9,516
If you do not surrender or you annuitize your Contract	$1,543	$4,123	$6,151	$9,516
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$248	$3,263	$5,622	$9,508

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$593	$711	$818	$1,579
If you do not surrender or you annuitize your Contract	$133	$415	$718	$1,579
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$164	$508	$876	$1911

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Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.
Information About the Company, the Separate Account, and the Funds

First Security Benefit Life Insurance and Annuity Company of New York — The Company is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation (“Security Benefit”) and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.
The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a subsidiary of Security Benefit.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.
The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

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Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.
Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as invest-ment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ a managed volatility strategy that is intended to reduce the Underlying Fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Use of the managed volatility strategy may impact the value of certain guaranteed rider benefits. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case if you had been invested in an Underlying Fund without the managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in Underlying Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in Underlying Funds with the managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.
Certain Underlying Funds (sometimes called “alternative funds”) invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification benefits beyond traditional investment strategies, but such alternative investment strategies may be riskier than traditional investment strategies. The strategies often involve leverage or use various complex hedging techniques, like options and derivatives, which typically result in a low or negative correlation to traditional investments in debt or equities: this means that when the value of traditional investments is decreasing, the value of alternative asset classes may increase; the inverse is also true–when traditional investments are performing well, alternative asset classes may earn lower or negative returns. For a complete list of risks, as well as a discussion of risks and investment strategies, please refer to the Underlying Funds’ prospectus.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.
A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the summary prospectus or prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

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An Underlying Fund Prospectus will be provided upon receipt of your first Purchase Payment into an Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunc-tion with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.
Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its affiliate, Security Distributors, LLC (“ SDL ”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently the Company and SDL receive 12b-1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These pay-ments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.
Other Payments. An Underlying Fund’s adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL , receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”

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Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
The Contract is available for purchase by an individual as a non‑tax qualified retirement plan (“Non‑Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax‑exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non‑Qualified Plan. If you are purchasing the contract as an investment vehicle for a Section 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the death benefit provided by rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both

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absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Financial Statements. We encourage both existing and prospective Contract Owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1‑800‑888‑2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1‑800‑888‑2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Optional Riders — Upon your application for the Contract, you may select one or both of the following riders:
•	Return of Premium Death Benefit;
•	Extra Credit at 3%.
The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider below.
Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”
Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:
1.	Contract Value; or
2.	The sum of all Purchase Payments (not including any Credit Enhancements) less an adjustment for any withdrawals and withdrawal charges (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).
In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce the above amount as last adjusted in the same proportion that the withdrawal and any withdrawal charge reduce Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be less than your total Purchase Payments.
•
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments propor-tionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the amount of your withdrawal.

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See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due or recapture Credit Enhancements that were applied within 12 months of the date of the Owner’s death.
Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by:
•	any uncollected premium tax; and
•
if the Extra Credit Rider was in effect, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death (however, if the death benefit is 2 above, we will not reduce the death benefit by any Credit Enhancements).

Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instruction regarding payment within 6 months of the date of the Owner’s death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.
Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”
Extra Credit — Under this rider, we will add a bonus, or “Credit Enhancement,” of 3% of each Purchase Payment you make during the first Contract Year to your Contract Value.
There are several important points for you to consider before purchasing this rider:
•	As discussed below, we will recapture all or part of any Credit Enhancement that has not yet vested if you make a full or partial withdrawal.
•	We may exclude all or part of any Credit Enhancements from death benefit proceeds. See “Death Benefit” and “Return of Premium Death Benefit.”
•
If you elect this rider, you must select an Annuity Start Date that is at least seven years after the effective date of the rider. This rider may not be appropriate for you if you want to annuitize sooner or if you are over age 63 at issue and will be required to annuitize the Contract at age 70½ to meet federal minimum distribution requirements for IRAs.

•	We expect to make a profit from the charge for this rider, and we pay for the Credit Enhancements through the rider charge and recapture of Credit Enhancements under the vesting schedule.
•	We will allocate any Credit Enhancement among the Subaccounts in the same proportion as your Purchase Payment.
What happens if I return the Contract? If you exercise your right to return the Contract during the Free-Look period, we will reduce your Contract Value by the value of any Credit Enhancements applied. See “Free-Look Right.”
What happens if I make withdrawals? If you make a full or partial withdrawal, we will recapture all or part of any Credit Enhancement that has not yet “vested.” An amount equal to 1/7 of each Credit Enhancement will vest as of each Contract Anniversary and the Credit Enhancement will be fully vested at the end of seven Contract Years.
We will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount available under the Contract. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered invest-ment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”
The amount we will recapture upon withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. As of the date of the withdrawal, this percentage equals:
1.	The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal amount, divided by

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2.	Contract Value immediately prior to the withdrawal.
How do I know if this rider is right for me? The Extra Credit Rider would make sense for you only if:
•	you do not expect to make Purchase Payments to the Contract after the first Contract Year, and
•	you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed -5.00%.
This return represents the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The return is net of Contract and Underlying Fund expenses. This means that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.
The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will increase in correlation to Purchase Payments and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.
What this all means is:
•	if your actual returns are greater than the amount set forth above and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider.
•	if your actual returns are less, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider.
•
The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

Are there age restrictions on purchasing this rider? The Owner must be 80 or younger on the Contract Date.
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circum-stances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $2,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the appli-cation and initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any

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time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”
Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subac-count’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under
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this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regard-less of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

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The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Probabilities, Redwood, Rydex and certain Federated and Guggenheim Subaccounts (see chart below). The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio manage-ment of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
•	the total dollar amount being transferred;
•	the number of transfers you made within a period of time;
•	transfers to and from (or from and to) the same Subaccount;
•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owner or Participants, which may have a negative impact on such other Owners or Participants.
In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12‑month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.

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Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	2[1]
1 Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
7TwelveTM Balanced Portfolio	30 days
AB VPS Dynamic Asset Allocation, AB VPS Global Thematic Growth, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Adaptive Allocation Portfolio	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Blue Chip Income and Growth, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Global Growth and Income, American Funds IS® Global Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® International Growth and Income, American Funds IS® Mortgage, American Funds IS® New World, American Funds IS® U.S. Government/AAA‑Rated Securities
30 days
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock Global Opportunities V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days
Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche Global Growth VIP, Deutsche Global Small Cap VIP, Deutsche Government & Agency Securities VIP, Deutsche High Income VIP, Deutsche Large Cap Value VIP, Deutsche Small Mid Cap Value VIP
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days

Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
Eaton Vance VT Floating-Rate Income, Eaton Vance VT Large-Cap Value	90 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
FormulaFolios US Equity Portfolio	30 days
Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin High Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Macro Opportunities, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Guggenheim VIF CLS AdvisorOne Global Diversified, Guggenheim VIF CLS AdvisorOne Global Growth, Guggenheim VIF CLS AdvisorOne Growth and Income	Unlimited
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Bond, Ivy Funds VIP Global Growth, Ivy Funds VIP Global Natural Resources, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Core Equity, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value, Ivy Funds VIP Value
60 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Janus Portfolio, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC, Lord Abbett Series Value Opportunities VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS® VIT II MA Investors Growth Stock, MFS® VIT II Research International, MFS® VIT International Value, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Total Return, MFS® VIT Total Return Bond, MFS® VIT Utilities
30 days
Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio , Morningstar Balanced ETF Asset Allocation Portfolio , Morningstar Conservative ETF Asset Allocation Portfolio , Morningstar Growth ETF Asset Allocation Portfolio , Morningstar Income and Growth ETF Asset Allocation Portfolio
30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppen-heimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Bond (Unhedged), PIMCO VIT Global Multi‑Asset Managed Allocation, PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors, Putnam VT Voyager
30 days
Redwood Managed Volatility	Unlimited

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF High Yield Strategy, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecom-munications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
VanEck VIP Global Gold, VanEck VIP Global Hard Assets	30 days
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index
30 days
Virtus Equity Trend, Virtus International Series, Virtus Multi-Sector Fixed Income Series, Virtus Real Estate Securities Series, Virtus Small-Cap Growth Series, Virtus Strategic Allocation Series	30 days
Voya MidCap Opportunities Portfolio	30 days
VY Clarion Global Real Estate Portfolio, VY Clarion Real Estate Portfolio	30 days
Wells Fargo International Equity VT, Wells Fargo Omega Growth VT, Wells Fargo Opportunity VT	30 days
Western Asset Variable Global High Yield Bond	30 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the

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Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block-restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract Owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Federated, Guggenheim, Probabilities , Redwood and Rydex Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Probabilities, Redwood, Rydex and certain Federated and Guggenheim Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio manage-ment of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

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Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Payment of Purchase Payments,
•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and
•	Charges assessed in connection with the Contract, including charges for any optional riders selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The invest-ment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

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The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.00% or 0.20% annually, as applicable, and (5) the administration charge for that Subaccount.
The mortality and expense risk charge of 0.00% or 0.20% as applicable and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional riders (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off” time). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.
Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Option 5 (and only if the Owner has elected variable annuity payments under Option 5). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper With-drawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after 3:00 p.m. Central time, the withdrawal will be effected at the Accumu-lation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

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The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than five years and the Company issued the Contract with a 5-year withdrawal charge schedule) and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) will be deducted from the requested payment amount as will any premium tax charge and/or a percent-age of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See “Premium Tax Charge” and “Extra Credit.”
If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your invest-ment adviser) is requested that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. . If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic

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withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans” and “Federal Tax Matters.”
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contact to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

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The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death).
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instruc-tions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.
Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
 The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the
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Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct sales charges from Purchase Payments before allocating them to your Contract Value. However, the Company may assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on a full or partial withdrawal, including systematic withdrawals, as described below.
You may select a 0-Year or 5-Year withdrawal charge schedule at the time of purchase of the Contract. Whether we assess a withdrawal charge and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under “Mortality and Expense Risk Charge” below.
The Company will waive any withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company or an affiliate thereof. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.
If you select the 5-year schedule, the withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhance-ments for the purpose of calculating the withdrawal charge. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce Purchase Payments for the purpose of determining future withdrawal charges.
The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below:
0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%

The Company will deduct any withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. If the Company deducts the withdrawal charge from your remaining Contract Value, the amount of the withdrawal will be
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increased by an amount sufficient to pay any withdrawal charges associated with the withdrawal request, plus with-drawal charges associated with the additional amount withdrawn to cover such charges. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule. If you select the 0-year schedule, the Company will not assess a withdrawal charge. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) annuity payments under options that provide for payments for life, or a period of at least seven years; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. The Company will assess any withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.
The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.
Mortality and Expense Risk Charge — The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount’s average daily net assets.
Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
5-Year Schedule	None
0-Year Schedule	0.20%

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis, in lieu of the amounts above and regardless of the withdrawal charge schedule selected. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.
The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% for the 0-year withdrawal charge schedule or 0.00% for the 5-year withdrawal charge schedule (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.
The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determi-nation of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

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Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other subaccounts	0.25%

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges — The Company may reduce or waive the amount of the withdrawal charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue.
The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date (or Contract Anniversary Date if applicable) and ending on the Annuity Start Date. Thus, the Company may deduct certain rider charges during

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periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below.
Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Return of Premium Death Benefit	0.10%
3% Extra Credit[1]	0.40%
1 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first Contract Anniversary and may not be deferred beyond the Annuitant’s 90th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract currently provides for six Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G for 45 years and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity.
Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis (note that less frequent payments will result in a larger payment amount, assuming the same amount is applied to purchase the annuity), although no payments will be made for less than $20. If the Company refuses to make payments of less
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than $20, the Company reserves the right to permit surrender of the Contract with no withdrawal charges in lieu of making such payments.
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner can-not change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in

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the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.
Option 5 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated

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to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.
More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non‑natural Persons.” See “Federal Tax Matters.”
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

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•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,
•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,
•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and informa-tion security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attain-ment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals or a withdrawal made to pay the fees of your investment adviser), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”
Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial

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need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.
If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer’s Section 403(b) arrangement.
The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No represen-tation is made regarding the likelihood of continuation of the present federal income tax laws or of the current inter-pretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other trans-action involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties or (2) to promote, sell or recommend any tax plan or arrangement.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

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Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Govern-mental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).
Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.
To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account invest-ments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003‑91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.
However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.
Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying invest-ments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number

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of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.
The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General—Non‑Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non‑taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to

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the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non‑tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non‑Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully
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taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, participants and beneficiaries are responsible for

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determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:
Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.
Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the employee reaches age 70½ or retires (“required beginning date”). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).
If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.
If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.
A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.
Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.
A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program.
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”
Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed

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and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2016).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($98,000 for a married couple filing a joint return and $61,000 for a single taxpayer in 2016 ). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $184,000 and $194,000 in 2016 . Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70½—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contri-bution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $117,000 to $132,000 in adjusted gross income for 2016 ( $184,000 to $194,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contribu-tions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.

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If any portion of the balance to the credit of an employee in a Section 401, 403(b), governmental 457 plan or other eligible retirement plan (other than Roth sources) is paid in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre‑tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee’s spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.
For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE   IRAs and SEP   IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
A 401, 403(b) or governmental 457plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employ-ment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.
The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on with-drawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.”
Minimum Distribution Tax. If the amount distributed from a 403(b) plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from a 403(b) plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
Eligible rollover distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

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The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
For 2016 , the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,450,000 and 40%, respectively.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered “invest-ment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.
Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an invest-ment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also

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authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Owner provide voting instructions to us because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Closed Subaccounts — The Subaccounts listed in the table below (“Closed Subaccounts”) are no longer be available for the allocation of Purchase Payments or the transfer of Contract Value on the effective dates listed below. Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs (collectively referred to as “Automatic Investment Program”). If you had Contract Value in one or more of the Closed Subaccounts on the effective date, however, your Contract Value will remain invested in the Subaccount until you make a transfer or withdrawal out of the Closed Subaccount.
If you had Contract Value in the American Century VP Mid Cap Value Subaccount on May 1, 2015, your Contract Value will remain invested in the American Century VP Mid Cap Value Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from the American Century VP Mid Cap Value Subaccount, subject to transfer restrictions. Automatic allocations to the American Century VP Mid Cap Value Subaccount pursuant to an Automatic Investment Program, will continue to be in effect.
In the event that we receive a request on or after the effective date to allocate to any of the Closed Subaccounts, we will handle those transactions as follows:
New Applications. If we receive an application for a Contract with an allocation to any of the Closed Subaccounts, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold your Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise,

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the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. If we receive a Purchase Payment for an existing Contract with an allocation to any of the Closed Subaccounts other than the PIMCO VIT Total Return Subaccount, we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). For the American Century VP Mid Cap Value Subaccount, this only applies to Contracts without Contract Value in the American Century VP Mid Cap Value Subaccount as of May 1, 2015. If we receive a Purchase Payment for an existing Contract with an allocation to the PIMCO VIT Total Return Subaccount – Administrative Class, we will allocate the applicable portion of the payment to a Subaccount that invests in the Advisor Class of the PIMCO VIT Total Return. The Advisor Class imposes a distribution and/or service (12b-1) fee of 0.25%, which is 0.10% higher than the 0.15% service fee imposed by the Administrative Class.
If you had in effect an automatic allocation to one or more of the Closed Subaccounts pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on the effective date. If you wish to set up a new Dollar Cost Averaging Option, Asset Allocation Option, or a Rebalancing Program (without the Closed Subaccounts) you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to any of the Closed Subaccounts, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts	Effective Date
American Century VP Mid Cap Value	May 1, 2015
PIMCO VIT Total Return Subaccount – Administrative Class	April 4, 2011

Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de‑registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

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Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the trans-actions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial with-drawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, LLC (“ SDL”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.

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Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, LLC (“ SDL ”), for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL , a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with SDL for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by the state of New York insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions directly to SDL , as well as to Selling Broker-Dealers through SDL . During fiscal years 2015, 2014, and 2013, the amounts paid to SDL in connection with all contracts sold through the Separate Account were $7,030, $6,09 6 , and $39,00 9 , respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, advertising expenses, and other expenses of distributing the Contract.
Selling Broker-Dealers. The Company may pay commissions to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company does not expect to pay commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers’ obligation to supervise their registered representatives that sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent Purchase Payments. The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.
The registered representative who sells you the Contract may receive a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the

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Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7‑day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7‑day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, rider charges, and withdrawal charge and may simultaneously be shown for other periods.
Quotations of yield and effective yield do not reflect deduction of the withdrawal charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the withdrawal charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.
Although the Contract was not available for purchase until July 26, 2007, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, charac-teristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

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Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).
Financial Statements — The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015 , and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2015 , and for each of the specified periods ended December 31, 2015 and 2014, are included in the Statement of Additional Information.
Table of Contents for Statement of Additional Information

The Statement of Additional Information for EliteDesigns Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Informa-tion is available without charge by calling the Company’s toll-free number at 1‑800‑888‑2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, KS 66675‑0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
Section 403(b)
Sections 408 and 408A
ADMINISTRATIVE SERVICES ARRANGEMENTS
PERFORMANCE INFORMATION
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS
Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.
NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio		Seeks superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
AB VPS Dynamic Asset Allocation	B	Seeks to maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein LP
AB VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein LP
AB VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein LP
AB VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein LP
Adaptive Allocation Portfolio		Seeks tactical allocation.	Critical Math Advisors
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
ALPS/Alerian Energy Infrastructure	III	Seeks investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investment Mgmt., Inc.
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Mgmt., Inc.
American Century VP International	II	Seeks capital growth.	American Century Investment Mgmt., Inc.
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Mgmt., Inc.
American Funds IS® Asset Allocation	4	Seeks high total return (including income and capital gains) consistent with preser-vation of capital over the long term.	Capital Research and Mgmt. Company
American Funds IS® Blue Chip Income and Growth	4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Company
American Funds IS® Global Bond	4	Seeks, over the long term, a high level of total return consistent with prudent invest-ment management.	Capital Research and Mgmt. Company
American Funds IS® Global Growth	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Company
American Funds IS® Global Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Company
American Funds IS® Global Small Capitalization	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Company
American Funds IS® Growth	4	Seeks growth of capital.	Capital Research and Mgmt. Company

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Funds IS® Growth-Income	4	Seeks long-term growth of capital and income.	Capital Research and Mgmt. Company
American Funds IS® International	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Company
American Funds IS® International Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Company
American Funds IS® Mortgage	4	Seeks current income and preservation of capital.	Capital Research and Mgmt. Company
American Funds IS® New World	4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Company
American Funds IS® U.S. Government/ AAA‑Rated Securities	4	Seeks a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Company
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Global Opportunities V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock High Yield V.I.	3	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC
BlackRock Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors, LLC
Deutsche Capital Growth VIP	B
Seeks long-term growth of capital. The fund normally invests at least 65% of total assets in equities, mainly common stocks of US companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500® Index (generally 500 of the largest companies in the US) or the Russell 1000® Growth Index (generally those stocks among the 1,000 largest US companies that have relatively higher price-to-earnings ratios and higher forecasted growth).
			Deutsche Investment Mgmt. Americas Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Deutsche Core Equity VIP	B
Seeks long-term growth of capital, current income and growth of income. Under normal circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in equities, mainly common stocks. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times.
Deutsche Investment Mgmt. Americas Inc.
Deutsche Global Growth VIP	B
Seeks long-term capital growth. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of companies throughout the world that portfolio management considers to be “blue chip” companies.
Deutsche Investment Mgmt. Americas Inc.
Deutsche Global Small Cap VIP	B
Seeks above-average capital appreciation over the long term. The fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 30% of the aggregate market capitalization of the S&P Developed Broad Market Index). The fund may invest up to 20% of total assets in common stocks and other equities of large companies or in debt securities, including up to 5% of net assets in junk bonds (grade BB/Ba and below). The fund may invest in common stocks and other types of equities such as preferred stocks or convertible securities.
Deutsche Investment Mgmt. Americas Inc.
Deutsche Government & Agency Securities VIP	B
Seeks high current income consistent with preservation of capital. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and repurchase agreements of US government securities. The fund normally invests all of its assets in securities issued or guaranteed by the US government, its agencies or instrumen-talities, except the fund may invest up to 10% of its net assets in cash equivalents, such as money market funds, and short-term bond funds. These securities may not be issued or guaranteed by the US govern-ment, its agencies or instrumentalities.
Deutsche Investment Mgmt. Americas Inc.

59

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Deutsche High Income VIP	B
Seeks a high level of current income. Under normal circumstances, the fund generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may invest up to 50% of total assets in bonds denominated in US dollars or foreign currencies from foreign issuers.
Deutsche Investment Mgmt. Americas Inc.
Deutsche Large Cap Value VIP	B
Seeks a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000® Value Index and that portfolio management believes are undervalued. Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector. The fund may invest up to 20% of total assets in foreign securities.
Deutsche Investment Mgmt. Americas Inc.
Deutsche Small Mid Cap Value VIP	B
Seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small and mid-size US companies. While the fund invests mainly in US stocks, it could invest up to 20% of net assets in foreign securities. The fund’s equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible stocks. The fund may also invest in initial public offerings and real estate investment trusts.
Deutsche Investment Mgmt. Americas Inc.
Dimensional VA Global Bond Portfolio		Seeks a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA International Small Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA International Value Portfolio		Seeks long-term capital appreciation	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA Short-Term Fixed Portfolio		Seeks a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA U.S. Large Value Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP

60

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	The Dreyfus Corporation
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).	The Dreyfus Corporation	Mellon Capital Mgmt. Corporation
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation	Boston Company Asset Mgmt., LLC
Eaton Vance VT Floating-Rate Income		Seeks high level of current income.	Eaton Vance Management
Eaton Vance VT Large‑Cap Value		Seeks total return.	Eaton Vance Management
Federated Fund for U.S. Government Securities II	II	Seeks current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Mgmt. Company
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Investment Mgmt. Company
Fidelity® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Company	Fidelity Investment Money Mgmt., Inc., FMR Company, Inc. and other investment advisers
Fidelity® VIP Contrafund®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Company	Geode Capital Mgmt., LLC and FMR Company, Inc.
Fidelity® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Growth Opportunities	Service Class 2	Seeks capital growth.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Company	Geode Capital Mgmt., LLC and FMR Company, Inc.
Fidelity® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Company	Fidelity Investment Money Mgmt., Inc. and other investment advisers
Fidelity® VIP Mid Cap	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers

61

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo, LLC	FMR Company, Inc. and other investment advisers
Fidelity® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Company	Fidelity Investment Money Mgmt., Inc., FMR Company, Inc., FIL Investment Advisors (UK) Ltd. and other investment advisers
FormulaFolios US Equity Portfolio	1	Seeks long-term capital appreciation.	FormulaFolio Investment, LLC
Franklin Flex Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Growth and Income VIP Fund	2	Seeks capital appreciation with current income as a secondary goal.	Franklin Advisers, Inc.
Franklin High Income VIP Fund	2	Seeks a high level of current income with capital appreciation as a secondary goal.	Franklin Advisers, Inc.
Franklin Income VIP Fund	2	Seeks to maximize income while main-taining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund	2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT High Quality Floating Rate	Service	Seeks a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.

62

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF CLS AdvisorOne Global Diversified Equity		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Global Growth		Seeks total return, consisting of capital growth and income.	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Growth and Income		Seeks a combination of current income and growth of capital.	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF Floating Rate Strategies		Seeks a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Seeks to generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Macro Opportunities		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Seeks growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi‑Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income		Seeks total return, comprised of capital appreciation and income.	Guggenheim Investments
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers, Inc.

63

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Ltd
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. S&P 500 Index	Series II	Seeks investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy		Seeks total return.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Balanced		Seeks total return through a combination of capital appreciation and current income.	Waddell & Reed Investment Mgmt. Company

64

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ivy Funds VIP Core Equity		Seeks capital growth and appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Dividend Opportunities		Seeks total return.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Energy		Seeks capital growth and appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Global Bond		Seeks a high level of current income. Capital appreciation is a secondary objective.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Global Growth		Seeks to provide growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Global Natural Resources		Seeks capital growth and appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Growth		Seeks growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP High Income		Seeks total return through a combination of high current income and capital appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP International Core Equity		Seeks capital growth and appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Limited‑Term Bond		Seeks current income consistent with preservation of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Mid Cap Growth		Seeks growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Real Estate Securities		Seeks total return through capital appreciation and current income.	Waddell & Reed Investment Mgmt. Company	Advantus Capital Mgmt.
Ivy Funds VIP Science and Technology		Seeks growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Small Cap Growth		Seeks growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Small Cap Value		Seeks capital appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Value		Seeks capital appreciation.	Waddell & Reed Investment Mgmt. Company
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC

65

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Investment Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust US Equity Portfolio	2	Seeks high total return from a portfolio of selected equity securities.	JPMorgan Investment Mgmt.
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the oppor-tunity for capital appreciation to produce a high total return.	Lord, Abbett & Company LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Company LLC
Lord Abbett Series Classic Stock VC	VC	Seeks growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Company LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Company LLC
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Company LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Company LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord, Abbett & Company LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Company LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Company LLC
Lord Abbett Series Value Opportunities VC	VC	Seeks long-term capital appreciation.	Lord, Abbett & Company LLC
MFS® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Financial Services Company
MFS® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Company

66

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
MFS® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Company
MFS® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Company
Morgan Stanley UIF Emerging Markets Debt	II	Seeks high total return.	Morgan Stanley Investment Mgmt. Inc.
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation.	Morgan Stanley Investment Mgmt. Inc.	Morgan Stanley Investment Mgmt. Ltd and Morgan Stanley Investment Mgmt. Co.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Morningstar Balanced ETF Asset Allocation Portfolio	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Morningstar Conservative ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Morningstar Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Mgmt. LLC	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Mgmt. LLC	Neuberger Berman Investment Advisers LLC

67

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Company LLC	Research Affiliates, LLC
PIMCO VIT Commodity-RealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent invest-ment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent invest-ment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent invest-ment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Global Multi‑Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Mgmt. Company LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent invest-ment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent invest-ment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent invest-ment management.	Pacific Investment Mgmt. Company LLC
Pioneer Bond VCT	II	Seeks current income from an investment grade portfolio with due regard to preser-vation of capital and prudent investment risk.	Pioneer Investment Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term growth of capital.	Pioneer Investment Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Mgmt., Inc.

68

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Pioneer High Yield VCT	II	Seeks to maximize total return through a combination of income and capital appreciation.	Pioneer Investment Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital.	Pioneer Investment Mgmt., Inc.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Pioneer Investment Mgmt., Inc.
Power Income VIT	2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Company Inc.
Probabilities Fund	2	Seeks capital appreciation.	Probabilities Fund Mgmt., LLC
Putnam VT Absolute Return 500	IB
Seeks a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)	The Putnam Advisory Company, LLC
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)	The Putnam Advisory Company, LLC
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Voyager	IB	Seeks capital appreciation.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Redwood Managed Volatility	N	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.	Redwood Investment. Mgmt. LLC
Rydex VIF Banking		Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments

69

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manu-facture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotech-nology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VIF Commodities Strategy	Seeks investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Guggenheim Investments
Rydex VIF Consumer Products	Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments
Rydex VIF Dow 2x Strategy
Seeks returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the elec-tronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VIF Energy	Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VIF Europe 1.25x Strategy	Seeks investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50® Index.	Guggenheim Investments
Rydex VIF Financial Services	Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments

70

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Government Long Bond 1.2x Strategy
Seeks investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VIF High Yield Strategy	Seeks investment results that correlate, before fees and expenses, to the perfor-mance of the high yield bond market.	Guggenheim Investments
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments
Rydex VIF Inverse Dow 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Government Long Bond Strategy
Seeks total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Mid‑Cap Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

71

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse NASDAQ-100® Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Russell 2000® Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse S&P 500 Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Japan 2x Strategy	Seeks investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and enter-tainment businesses.	Guggenheim Investments
Rydex VIF Mid-Cap 1.5x Strategy
Seeks investment results that correlate, before fees and expenses, the perfor-mance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the perfor-mance of the S&P MidCap 400® Index. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF NASDAQ-100®	Seeks investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index®.	Guggenheim Investments
Rydex VIF NASDAQ-100® 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

72

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Nova
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VIF Real Estate	Seeks capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VIF Russell 2000® 1.5x Strategy
Seeks investment results that correlate, before fees and expenses, to the perfor-mance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the perfor-mance of the Russell 2000® Index. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Russell 2000® 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current bench-mark is the S&P 500 Pure Growth Index.
Guggenheim Investments

73

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF S&P 500 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current bench-mark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current bench-mark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current bench-mark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current bench-mark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current bench-mark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments
Rydex VIF Strengthening Dollar 2x Strategy
Seeks investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the tech-nology sector, including computer software and service companies, semiconductor manufacturers, networking and telecom-munications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VIF Telecommunications	Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VIF Transportation	Seeks capital appreciation by investing in companies engaged in providing trans-portation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VIF U.S. Government Money Market	Seeks security of principal, high current income, and liquidity.	Guggenheim Investments

74

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VIF Weakening Dollar 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
SEI VP Balanced Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SIMC
SEI VP Conservative Strategy	III	Seeks to manage risk of loss while providing the opportunity for modest capital appreciation.	SIMC
SEI VP Defensive Strategy	III	Seeks to manage risk of loss while providing current income and opportunity for limited capital appreciation.	SIMC
SEI VP Market Growth Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SIMC
SEI VP Market Plus Strategy	III	Seeks long-term capital appreciation.	SIMC
SEI VP Moderate Strategy	III	Seeks capital appreciation, while managing the risk of loss.	SIMC
T. Rowe Price Blue Chip Growth	II	Seeks long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited‑Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund	2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth.	Templeton Global Advisors Ltd.
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
VanEck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation

75

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
VanEck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation
Vanguard® VIF Balanced		Seeks long-term capital appreciation and reasonable current income.	The Vanguard Group, Inc.	Wellington Mgmt. Company LLP
Vanguard® VIF Capital Growth		Seeks long-term capital appreciation.	The Vanguard Group, Inc.	PRIMECAP Mgmt. Company
Vanguard® VIF Conservative Allocation		Seeks current income and low to moderate capital appreciation.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF Diversified Value		Seeks long-term capital appreciation and income.	The Vanguard Group, Inc.	Barrow, Hanley, Mewhinney & Strauss, LLC
Vanguard® VIF Equity Income		Seeks an above-average level of current income and reasonable long-term capital appreciation.	The Vanguard Group, Inc.	Vanguard Equity Investment Group and Wellington Mgmt. Company LLP
Vanguard® VIF Equity Index		Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF Growth		Seeks long-term capital appreciation.	The Vanguard Group, Inc.	Jackson Square Partners, LLC, Wellington Mgmt. Co. LLP, William Blair Investment Mgmt.
Vanguard® VIF High Yield Bond		Seeks a high level of current income.	The Vanguard Group, Inc.	Wellington Mgmt. Company LLP
Vanguard® VIF International		Seeks long-term capital appreciation.	The Vanguard Group, Inc.	Baillie Gifford Overseas Ltd., M&G Investment Mgmt. Limited, Schroder Investment Mgmt. North America Inc.
Vanguard® VIF Mid‑Cap Index		Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF Moderate Allocation		Seeks capital appreciation and a low to moderate level of current income.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF REIT Index		Seeks a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF Short Term Investment Grade		Seeks current income while maintaining limited price volatility.	The Vanguard Group, Inc.	Vanguard Fixed Income Group
Vanguard® VIF Small Company Growth		Seeks long-term capital appreciation.	The Vanguard Group, Inc.	Granahan Investment Mgmt., Inc., Vanguard Equity Investment Group, Arrowpoint Partners
Vanguard® VIF Total Bond Market Index		Seeks to track the performance of a broad, market weighted bond index.	The Vanguard Group, Inc.	Vanguard Fixed Income Group

76

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Vanguard® VIF Total Stock Market Index		Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Virtus Equity Trend	A	Seeks long-term capital appreciation.	Virtus Investment Advisers, Inc.	Euclid Advisors LLC
Virtus International Series	A	Provide investors with access to high-quality international businesses selling at attractive valuations.	Virtus Investment Advisers, Inc.	Euclid Advisors LLC
Virtus Multi-Sector Fixed Income Series	A	Seeks long-term total return.	Virtus Investment Advisers, Inc.	Newfleet Asset Mgmt., LLC
Virtus Real Estate Securities Series	A	Seeks capital appreciation and income with approximately equal emphasis.	Virtus Investment Advisers, Inc.	Duff & Phelps Investment Mgmt. Co.
Virtus Small-Cap Growth Series	A	Seeks long-term capital growth.	Virtus Investment Advisers, Inc.	Kanye Anderson Rudnick Investment Mgmt. Co.
Virtus Strategic Allocation Series	A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Investment Advisers, Inc.	Euclid Advisors LLC and Newfleet Asset Mgmt. LLC
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Investments, LLC	Voya Investment Mgmt. Company LLC
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments, LLC	CBRE Clarion Securities, LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and current income.	Voya Investments, LLC	CBRE Clarion Securities, LLC
Wells Fargo International Equity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Omega Growth VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Opportunity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return.	Legg Mason Partners Fund Adviser, LLC	Western Asset Mgmt. Company , Western Asset Mgmt. Company Ltd. and Western Asset Mgmt. Company Pte Ltd

77

APPENDIX A
Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2015 .
Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
7Twelve™ Balanced Portfolio	2015	9.81	8.78	0	9.85	8.83	0
	2014	10.19	9.81	0	10.20	9.85	0
	2013[4]	10.00	10.19	0	10.00	10.20	0
AB VPS Dynamic Asset Allocation	2015	10.03	9.56	0	10.04	9.59	0
	2014[5]	10.00	10.03	0	10.00	10.04	0
AB VPS Global Thematic Growth	2015	11.54	11.44	0	11.59	11.51	0
	2014	11.40	11.54	0	11.42	11.59	0
	2013[3]	10.00	11.40	0	10.00	11.42	0
AB VPS Growth and Income	2015	12.95	12.69	1,570	13.00	12.76	0
	2014	12.26	12.95	0	12.29	13.00	0
	2013[3]	10.00	12.26	0	10.00	12.29	0
AB VPS Small/Mid Cap Value	2015	12.93	11.78	0	12.98	11.85	0
	2014	12.28	12.93	0	12.30	12.98	0
	2013[3]	10.00	12.28	1,011	10.00	12.30	0
Adaptive Allocation Portfolio	2015	9.46	8.61	0	9.50	8.66	0
	2014	9.93	9.46	0	9.95	9.50	0
	2013[3]	10.00	9.93	0	10.00	9.95	0
Alger Capital Appreciation	2015	14.65	14.99	19,471	14.76	15.13	0
	2014	13.36	14.65	19,046	13.44	14.76	0
	2013	10.26	13.36	10,284	10.30	13.44	0
	2012	9.01	10.26	0	9.02	10.30	0
	2011[2]	10.00	9.01	0	10.00	9.02	0
Alger Large Cap Growth	2015	13.43	13.15	0	13.53	13.28	0
	2014	12.57	13.43	0	12.64	13.53	0
	2013	9.67	12.57	0	9.71	12.64	0
	2012	9.15	9.67	0	9.17	9.71	0
	2011[2]	10.00	9.15	0	10.00	9.17	0
ALPS/Alerian Energy Infrastructure	2015	11.50	6.89	8,862	11.54	6.93	0
	2014	10.64	11.50	8,216	10.65	11.54	0
	2013[4]	10.00	10.64	0	10.00	10.65	0
American Century VP Income & Growth	2015	14.79	13.44	9,538	14.90	13.57	0
	2014	13.63	14.79	8,821	13.71	14.90	0
	2013	10.41	13.63	7,772	10.45	13.71	0
	2012	9.42	10.41	6,586	9.43	10.45	0
	2011[2]	10.00	9.42	0	10.00	9.43	0
American Century VP Inflation Protection	2015	8.95	8.43	0	8.98	8.48	0
	2014	8.96	8.95	0	8.98	8.98	0
	2013[3]	10.00	8.96	0	10.00	8.98	0
American Century VP International	2015	10.28	9.98	0	10.36	10.08	0
	2014	11.28	10.28	0	11.34	10.36	0
	2013	9.55	11.28	0	9.59	11.34	0
	2012	8.17	9.55	0	8.18	9.59	0
	2011[2]	10.00	8.17	0	10.00	8.18	0

A-1

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
American Century VP Mid Cap Value	2015	14.51	13.80	2,687	14.62	13.93	0
	2014	12.92	14.51	8,288	13.00	14.62	0
	2013	10.30	12.92	6,406	10.33	13.00	0
	2012	9.17	10.30	377	9.19	10.33	0
	2011[2]	10.00	9.17	0	10.00	9.19	0
American Century VP Value	2015	14.29	13.25	908	14.40	13.37	0
	2014	13.10	14.29	0	13.17	14.40	0
	2013	10.31	13.10	0	10.35	13.17	0
	2012	9.32	10.31	0	9.33	10.35	0
	2011[2]	10.00	9.32	0	10.00	9.33	0
American Funds IS® Asset Allocation	2015	10.18	9.95	0	10.20	9.98	0
	2014[5]	10.00	10.18	0	10.00	10.20	0
American Funds IS® Blue Chip Income and Growth	2015	10.84	10.13	555	10.85	10.17	0
	2014[5]	10.00	10.84	543	10.00	10.85	0
American Funds IS® Global Bond	2015	9.49	8.78	9,712	9.51	8.81	0
	2014[5]	10.00	9.49	0	10.00	9.51	0
American Funds IS® Global Growth	2015	10.16	10.47	1,163	10.17	10.50	0
	2014[5]	10.00	10.16	0	10.00	10.17	0
American Funds IS® Global Growth and Income	2015	10.04	9.54	0	10.05	9.57	0
	2014[5]	10.00	10.04	0	10.00	10.05	0
American Funds IS® Global Small Capitalization	2015	9.91	9.58	0	9.93	9.61	0
	2014[5]	10.00	9.91	0	10.00	9.93	0
American Funds IS® Growth	2015	10.62	10.93	4,954	10.63	10.97	0
	2014[5]	10.00	10.62	3,063	10.00	10.63	0
American Funds IS® Growth‑Income	2015	10.61	10.38	0	10.63	10.41	0
	2014[5]	10.00	10.61	0	10.00	10.63	0
American Funds IS® International	2015	9.42	8.67	2,086	9.44	8.70	0
	2014[5]	10.00	9.42	0	10.00	9.44	0
American Funds IS® International Growth and Income	2015	9.15	8.32	7,563	9.16	8.35	0
	2014[5]	10.00	9.15	0	10.00	9.16	0
American Funds IS® Mortgage	2015	9.98	9.79	1,292	9.99	9.83	0
	2014[5]	10.00	9.98	0	10.00	9.99	0
American Funds IS® New World	2015	9.04	8.44	3,798	9.06	8.47	0
	2014[5]	10.00	9.04	0	10.00	9.06	0
American Funds IS® U.S. Government/AAA-Rated Securities	2015	9.96	9.75	1,405	9.97	9.78	0
	2014[5]	10.00	9.96	0	10.00	9.97	0
BlackRock Basic Value V.I.	2015	13.68	12.40	0	13.78	12.52	0
	2014	12.92	13.68	0	12.99	13.78	0
	2013	9.71	12.92	0	9.75	12.99	0
	2012	8.84	9.71	0	8.85	9.75	0
	2011[2]	10.00	8.84	0	10.00	8.85	0
BlackRock Capital Appreciation V.I.	2015	12.56	12.93	0	12.65	13.05	0
	2014	11.97	12.56	0	12.04	12.65	0
	2013	9.29	11.97	0	9.32	12.04	0
	2012	8.47	9.29	0	8.48	9.32	0
	2011[2]	10.00	8.47	0	10.00	8.48	0

A-2

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
BlackRock Equity Dividend V.I.	2015	13.04	12.49	0	13.14	12.61	0
	2014	12.38	13.04	0	12.44	13.14	0
	2013	10.32	12.38	0	10.36	12.44	0
	2012	9.55	10.32	0	9.56	10.36	0
	2011[2]	10.00	9.55	0	10.00	9.56	0
BlackRock Global Allocation V.I.	2015	10.45	9.99	11,401	10.53	10.09	0
	2014	10.61	10.45	8,086	10.67	10.53	0
	2013	9.60	10.61	7,762	9.63	10.67	0
	2012	9.04	9.60	6,842	9.05	9.63	0
	2011[2]	10.00	9.04	0	10.00	9.05	0
BlackRock Global Opportunities V.I.	2015	10.54	10.23	0	10.62	10.32	0
	2014	11.41	10.54	0	11.47	10.62	0
	2013	9.12	11.41	0	9.15	11.47	0
	2012	8.26	9.12	0	8.27	9.15	0
	2011[2]	10.00	8.26	0	10.00	8.27	0
BlackRock High Yield V.I.	2015	10.31	9.58	32,975	10.35	9.64	0
	2014	10.41	10.31	29,878	10.43	10.35	0
	2013[3]	10.00	10.41	10,460	10.00	10.43	0
BlackRock Large Cap Core V.I.	2015	13.72	13.29	0	13.83	13.42	0
	2014	12.67	13.72	0	12.74	13.83	0
	2013	9.85	12.67	0	9.88	12.74	0
	2012	9.07	9.85	0	9.08	9.88	0
	2011[2]	10.00	9.07	0	10.00	9.08	0
BlackRock Large Cap Growth V.I.	2015	14.24	14.10	0	14.35	14.24	0
	2014	12.93	14.24	0	13.00	14.35	0
	2013	10.02	12.93	0	10.06	13.00	0
	2012	9.04	10.02	0	9.05	10.06	0
	2011[2]	10.00	9.04	0	10.00	9.05	0
Deutsche Capital Growth VIP	2015	13.95	14.60	0	14.06	14.74	0
	2014	12.81	13.95	0	12.89	14.06	0
	2013	9.88	12.81	0	9.92	12.89	0
	2012	8.85	9.88	0	8.86	9.92	0
	2011[2]	10.00	8.85	0	10.00	8.86	0
Deutsche Core Equity VIP	2015	14.20	14.40	1,276	14.31	14.53	0
	2014	13.18	14.20	0	13.26	14.31	0
	2013	9.95	13.18	0	9.99	13.26	0
	2012	8.93	9.95	0	8.94	9.99	0
	2011[2]	10.00	8.93	0	10.00	8.94	0
Deutsche Global Growth VIP	2015	10.17	9.67	0	10.25	9.76	0
	2014	10.55	10.17	0	10.61	10.25	790
	2013	8.98	10.55	0	9.01	10.61	767
	2012	7.87	8.98	0	7.88	9.01	0
	2011[2]	10.00	7.87	0	10.00	7.88	0
Deutsche Global Small Cap VIP	2015	11.38	11.09	751	11.47	11.20	0
	2014	12.31	11.38	729	12.38	11.47	0
	2013	9.39	12.31	708	9.43	12.38	0
	2012	8.46	9.39	0	8.47	9.43	0
	2011[2]	10.00	8.46	0	10.00	8.47	0

A-3

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Deutsche Government & Agency Securities VIP	2015	9.69	9.33	0	9.76	9.42	0
	2014	9.56	9.69	1,251	9.61	9.76	0
	2013	10.23	9.56	5,490	10.26	9.61	0
	2012	10.33	10.23	5,423	10.35	10.26	0
	2011[2]	10.00	10.33	0	10.00	10.35	0
Deutsche High Income VIP	2015	10.03	9.21	0	10.07	9.27	0
	2014	10.26	10.03	0	10.28	10.07	0
	2013[3]	10.00	10.26	0	10.00	10.28	0
Deutsche Large Cap Value VIP	2015	13.05	11.70	0	13.15	11.82	0
	2014	12.24	13.05	0	12.31	13.15	0
	2013	9.71	12.24	0	9.74	12.31	0
	2012	9.18	9.71	0	9.20	9.74	0
	2011[2]	10.00	9.18	0	10.00	9.20	0
Deutsche Small Mid Cap Value VIP	2015	12.14	11.46	0	12.23	11.57	0
	2014	11.95	12.14	0	12.02	12.23	0
	2013	9.19	11.95	0	9.22	12.02	0
	2012	8.39	9.19	0	8.40	9.22	0
	2011[2]	10.00	8.39	0	10.00	8.40	0
Dimensional VA Global Bond Portfolio	2015	9.57	9.35	6,337	9.60	9.40	0
	2014	9.66	9.57	18,516	9.68	9.60	0
	2013[3]	10.00	9.66	17,532	10.00	9.68	0
Dimensional VA International Small Portfolio	2015	10.58	10.77	3,188	10.62	10.84	0
	2014	11.67	10.58	13,017	11.69	10.62	0
	2013[3]	10.00	11.67	11,253	10.00	11.69	0
Dimensional VA International Value Portfolio	2015	9.95	8.91	19,873	9.99	8.96	0
	2014	11.14	9.95	8,107	11.16	9.99	0
	2013[3]	10.00	11.14	3,814	10.00	11.16	0
Dimensional VA Short‑Term Fixed Portfolio	2015	9.32	8.99	3,803	9.35	9.04	0
	2014	9.67	9.32	4,771	9.69	9.35	0
	2013[3]	10.00	9.67	2,612	10.00	9.69	0
Dimensional VA U.S. Large Value Portfolio	2015	13.14	12.21	55,143	13.19	12.29	0
	2014	12.52	13.14	33,188	12.54	13.19	0
	2013[3]	10.00	12.52	9,246	10.00	12.54	0
Dimensional VA U.S. Targeted Value Portfolio	2015	12.91	11.78	1,926	12.96	11.85	0
	2014	12.94	12.91	2,250	12.97	12.96	0
	2013[3]	10.00	12.94	704	10.00	12.97	0
Dreyfus IP Small Cap Stock Index	2015	12.95	12.22	2,380	13.00	12.29	0
	2014	12.75	12.95	4,904	12.77	13.00	0
	2013[3]	10.00	12.75	5,650	10.00	12.77	0
Dreyfus IP Technology Growth	2015	12.50	12.78	0	12.54	12.86	0
	2014	12.13	12.50	0	12.16	12.54	0
	2013[3]	10.00	12.13	0	10.00	12.16	0
Dreyfus Stock Index	2015	13.13	12.80	0	13.18	12.87	0
	2014	12.02	13.13	0	12.04	13.18	0
	2013[3]	10.00	12.02	0	10.00	12.04	0
Dreyfus VIF Appreciation	2015	11.57	10.87	0	11.62	10.94	0
	2014	11.11	11.57	0	11.13	11.62	0
	2013[3]	10.00	11.11	0	10.00	11.13	0

A-4

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Dreyfus VIF International Value	2015	6.81	6.38	0	6.92	6.50	0
	2014	7.80	6.81	0	7.91	6.92	0
	2013[3]	10.00	7.80	0	10.00	7.91	0
Eaton Vance VT Floating‑Rate Income	2015	9.77	9.35	4,347	9.78	9.38	0
	2014[5]	10.00	9.77	2,117	10.00	9.78	0
Eaton Vance VT Large-Cap Value	2015	10.46	9.98	0	10.47	10.01	0
	2014[5]	10.00	10.46	0	10.00	10.47	0
Federated Fund for U.S. Government Securities II	2015	10.38	10.08	4,005	10.54	10.26	0
	2014	10.27	10.38	10,108	10.41	10.54	0
	2013[3]	10.00	10.27	0	10.00	10.41	0
Federated High Income Bond II	2015	13.16	12.37	815	13.38	12.59	0
	2014	13.30	13.16	7,072	13.49	13.38	0
	2013	12.90	13.30	12,276	13.06	13.49	0
	2012	11.68	12.90	0	11.80	13.06	0
	2011	11.53	11.68	296	11.62	11.80	0
	2010	10.43	11.53	292	10.49	11.62	0
	2009	7.08	10.43	701	7.11	10.49	0
	2008	9.92	7.08	311	9.94	7.11	0
	2007 [8]	10.00	9.92	0	10.00	9.94	0
Fidelity® VIP Balanced	2015	12.10	11.73	787	12.19	11.84	0
	2014	11.38	12.10	1,101	11.44	12.19	0
	2013	9.88	11.38	0	9.91	11.44	0
	2012	8.90	9.88	0	8.92	9.91	0
	2011[2]	10.00	8.90	0	10.00	8.92	0
Fidelity® VIP Contrafund®	2015	13.13	12.74	24,053	13.34	12.97	0
	2014	12.17	13.13	36,817	12.34	13.34	0
	2013	9.62	12.17	7,074	9.74	12.34	0
	2012	8.58	9.62	3,684	8.66	9.74	0
	2011	9.13	8.58	0	9.20	8.66	0
	2010	8.08	9.13	0	8.13	9.20	0
	2009	6.18	8.08	0	6.20	8.13	0
	2008	11.15	6.18	0	11.18	6.20	0
	2007 [8]	10.00	11.15	0	10.00	11.18	0
Fidelity® VIP Disciplined Small Cap	2015	13.68	12.93	1,215	13.78	13.05	0
	2014	13.49	13.68	838	13.57	13.78	0
	2013	10.12	13.49	813	10.16	13.57	0
	2012	8.84	10.12	0	8.85	10.16	0
	2011[2]	10.00	8.84	0	10.00	8.85	0
Fidelity® VIP Emerging Markets	2015	9.66	8.37	3,117	9.70	8.42	0
	2014	9.89	9.66	3,312	9.91	9.70	0
	2013[3]	10.00	9.89	1,847	10.00	9.91	0
Fidelity® VIP Growth & Income	2015	14.69	13.83	1,282	14.80	13.96	1,894
	2014	13.79	14.69	3,350	13.87	14.80	1,839
	2013	10.71	13.79	0	10.75	13.87	1,784
	2012	9.38	10.71	0	9.39	10.75	0
	2011[2]	10.00	9.38	0	10.00	9.39	0
Fidelity® VIP Growth Opportunities	2015	13.46	13.89	24,294	13.86	14.14	0
	2014	12.61	13.46	21,151	12.79	13.86	0
	2013[3]	10.00	12.61	0	10.00	12.79	0

A-5

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Fidelity® VIP High Income	2015	9.90	9.19	538	9.93	9.24	0
	2014	10.15	9.90	522	10.17	9.93	0
	2013[3]	10.00	10.15	0	10.00	10.17	0
Fidelity® VIP Index 500	2015	12.67	12.37	69,827	12.87	12.59	0
	2014	11.57	12.67	43,632	11.74	12.87	0
	2013	9.08	11.57	39,920	9.19	11.74	0
	2012	8.13	9.08	14,778	8.21	9.19	0
	2011	8.27	8.13	0	8.33	8.21	0
	2010	7.46	8.27	0	7.50	8.33	0
	2009	6.11	7.46	0	6.14	7.50	0
	2008	10.07	6.11	0	10.09	6.14	0
	2007 [8]	10.00	10.07	0	10.00	10.09	0
Fidelity® VIP Investment-Grade Bond	2015	11.07	10.60	13,793	11.25	10.79	0
	2014	10.85	11.07	32,872	11.00	11.25	0
	2013	11.47	10.85	18,426	11.60	11.00	0
	2012	11.24	11.47	11,124	11.35	11.60	0
	2011	10.87	11.24	227	10.96	11.35	0
	2010	10.46	10.87	150	10.52	10.96	0
	2009	9.38	10.46	500	9.42	10.52	0
	2008	10.06	9.38	236	10.08	9.42	0
	2007[8]	10.00	10.06	0	10.00	10.08	0
Fidelity® VIP Mid Cap	2015	12.31	11.70	15,526	12.41	11.81	0
	2014	12.02	12.31	14,784	12.09	12.41	0
	2013	9.16	12.02	22,941	9.19	12.09	0
	2012	8.27	9.16	7,980	8.29	9.19	0
	2011[2]	10.00	8.27	0	10.00	8.29	0
Fidelity® VIP Overseas	2015	10.04	10.02	124	10.12	10.12	0
	2014	11.34	10.04	0	11.40	10.12	0
	2013	9.02	11.34	0	9.05	11.40	0
	2012	7.75	9.02	0	7.76	9.05	0
	2011[2]	10.00	7.75	0	10.00	7.76	0
Fidelity® VIP Real Estate	2015	13.68	13.67	8,775	13.78	13.80	117
	2014	10.91	13.68	8,593	10.97	13.78	1,616
	2013	11.11	10.91	7,696	11.15	10.97	1,593
	2012	9.72	11.11	3,300	9.74	11.15	1,569
	2011[2]	10.00	9.72	0	10.00	9.74	0
Fidelity® VIP Strategic Income	2015	10.20	9.66	3,607	10.28	9.75	0
	2014	10.21	10.20	44,877	10.27	10.28	0
	2013	10.57	10.21	3,345	10.61	10.27	0
	2012	9.92	10.57	3,966	9.94	10.61	0
	2011[2]	10.00	9.92	0	10.00	9.94	0
FormulaFolios US Equity Portfolio	2015[7]	10.00	9.95	0	10.00	9.95	0
Franklin Flex Cap Growth VIP Fund	2015	12.56	12.67	0	12.66	12.79	0
	2014	12.25	12.56	0	12.32	12.66	0
	2013	9.23	12.25	0	9.26	12.32	0
	2012	8.74	9.23	0	8.75	9.26	0
	2011[2]	10.00	8.74	0	10.00	8.75	0

A-6

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Franklin Growth and Income VIP Fund	2015	13.64	13.06	5,494	13.74	13.18	0
	2014	12.93	13.64	0	13.01	13.74	0
	2013	10.33	12.93	0	10.37	13.01	0
	2012	9.53	10.33	0	9.54	10.37	0
	2011[2]	10.00	9.53	0	10.00	9.54	0
Franklin High Income VIP Fund	2015	10.98	9.64	15,214	11.07	9.74	0
	2014	11.37	10.98	2,148	11.44	11.07	0
	2013	10.92	11.37	0	10.96	11.44	0
	2012	9.78	10.92	0	9.80	10.96	0
	2011[2]	10.00	9.78	0	10.00	9.80	0
Franklin Income VIP Fund	2015	11.44	10.27	849	11.52	10.37	0
	2014	11.32	11.44	824	11.38	11.52	0
	2013	10.28	11.32	800	10.32	11.38	0
	2012	9.45	10.28	0	9.46	10.32	0
	2011[2]	10.00	9.45	0	10.00	9.46	0
Franklin Large Cap Growth VIP Fund	2015	13.48	13.75	0	13.58	13.89	0
	2014	12.41	13.48	0	12.47	13.58	0
	2013	9.98	12.41	0	10.02	12.47	0
	2012	9.20	9.98	0	9.21	10.02	0
	2011[2]	10.00	9.20	0	10.00	9.21	0
Franklin Mutual Global Discovery VIP Fund	2015	12.50	11.63	61,997	12.59	11.74	0
	2014	12.24	12.50	47,526	12.31	12.59	0
	2013	9.93	12.24	37,671	9.96	12.31	0
	2012	9.06	9.93	15,551	9.08	9.96	0
	2011[2]	10.00	9.06	0	10.00	9.08	0
Franklin Mutual Shares VIP Fund	2015	12.90	11.85	1,690	13.00	11.96	0
	2014	12.47	12.90	1,640	12.54	13.00	0
	2013	10.06	12.47	0	10.10	12.54	0
	2012	9.12	10.06	0	9.13	10.10	0
	2011[2]	10.00	9.12	0	10.00	9.13	0
Franklin Rising Dividends VIP Fund	2015	14.05	13.07	7,471	14.15	13.20	0
	2014	13.37	14.05	7,043	13.45	14.15	0
	2013	10.67	13.37	6,435	10.71	13.45	0
	2012	9.87	10.67	1,091	9.88	10.71	0
	2011[2]	10.00	9.87	0	10.00	9.88	0
Franklin Small Cap Value VIP Fund	2015	12.78	11.44	13,437	12.88	11.55	0
	2014	13.16	12.78	9,883	13.23	12.88	0
	2013	10.00	13.16	5,027	10.03	13.23	0
	2012	8.74	10.00	0	8.75	10.03	0
	2011[2]	10.00	8.74	0	10.00	8.75	0
Franklin Small-Mid Cap Growth VIP Fund	2015	24.23	22.78	0	24.53	23.11	0
	2014	23.33	24.23	0	23.57	24.53	0
	2013	17.48	23.33	0	17.62	23.57	0
	2012	16.32	17.48	0	16.42	17.62	0
	2011	17.75	16.32	0	17.83	16.42	0
	2010	14.40	17.75	0	14.43	17.83	0
	2009	10.38	14.40	0	10.38	14.43	0
	2008[1]	10.00	10.38	0	10.00	10.38	0

A-7

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Franklin Strategic Income VIP Fund	2015	10.41	9.66	2,036	10.49	9.76	0
	2014	10.58	10.41	4,072	10.63	10.49	0
	2013	10.60	10.58	3,411	10.63	10.63	0
	2012	9.73	10.60	0	9.74	10.63	0
	2011 [2]	10.00	9.73	0	10.00	9.74	0
Franklin U.S. Government Securities VIP Fund	2015	9.53	9.25	5,153	9.60	9.34	0
	2014	9.54	9.53	0	9.60	9.60	0
	2013	10.11	9.54	0	10.14	9.60	0
	2012	10.27	10.11	0	10.28	10.14	0
	2011[2]	10.00	10.27	0	10.00	10.28	0
Goldman Sachs VIT Growth Opportunities	2015	13.87	12.70	0	13.98	12.83	0
	2014	12.92	13.87	1,319	13.00	13.98	0
	2013	10.12	12.92	0	10.16	13.00	0
	2012	8.77	10.12	0	8.78	10.16	0
	2011[2]	10.00	8.77	0	10.00	8.78	0
Goldman Sachs VIT High Quality Floating Rate	2015	9.64	9.27	33,517	9.71	9.36	0
	2014	9.99	9.64	56,874	10.04	9.71	0
	2013	10.30	9.99	35,103	10.33	10.04	0
	2012	10.37	10.30	0	10.39	10.33	0
	2011[2]	10.00	10.37	0	10.00	10.39	0
Goldman Sachs VIT Large Cap Value	2015	13.75	12.68	0	13.86	12.80	0
	2014	12.64	13.75	0	12.71	13.86	0
	2013	9.84	12.64	0	9.88	12.71	0
	2012	8.58	9.84	0	8.59	9.88	0
	2011[2]	10.00	8.58	0	10.00	8.59	0
Goldman Sachs VIT Mid Cap Value	2015	13.69	11.97	0	13.80	12.08	0
	2014	12.51	13.69	771	12.58	13.80	0
	2013	9.77	12.51	0	9.80	12.58	0
	2012	8.56	9.77	0	8.57	9.80	0
	2011[2]	10.00	8.56	0	10.00	8.57	0
Goldman Sachs VIT Small Cap Equity Insights	2015	13.17	12.40	0	13.27	12.52	0
	2014	12.78	13.17	0	12.85	13.27	0
	2013	9.77	12.78	0	9.80	12.85	0
	2012	8.99	9.77	0	9.00	9.80	0
	2011[2]	10.00	8.99	0	10.00	9.00	0
Goldman Sachs VIT Strategic Growth	2015	14.93	14.88	0	15.05	15.02	0
	2014	13.63	14.93	0	13.71	15.05	0
	2013	10.69	13.63	0	10.73	13.71	0
	2012	9.25	10.69	0	9.26	10.73	0
	2011[2]	10.00	9.25	0	10.00	9.26	0
Goldman Sachs VIT Strategic International Equity	2015	9.93	9.67	0	10.01	9.76	0
	2014	11.14	9.93	0	11.20	10.01	0
	2013	9.32	11.14	0	9.35	11.20	0
	2012	7.98	9.32	0	7.99	9.35	0
	2011[2]	10.00	7.98	0	10.00	7.99	0

A-8

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VIF All Cap Value	2015	21.00	19.34	0	21.26	19.62	0
	2014	20.20	21.00	0	20.14	21.26	0
	2013	15.70	20.20	0	15.83	20.41	0
	2012	14.07	15.70	0	14.16	15.83	0
	2011	15.22	14.07	0	15.29	14.16	0
	2010	13.51	15.22	0	13.54	15.29	0
	2009	10.52	13.51	0	10.52	13.54	0
	2008[1]	10.00	10.52	0	10.00	10.52	0
Guggenheim VIF CLS AdvisorOne Global Diversified Equity	2015	10.48	9.50	18,637	10.65	9.68	0
	2014	10.48	10.48	20,589	10.63	10.65	0
	2013	8.79	10.48	0	8.89	10.63	0
	2012	8.00	8.79	0	8.08	8.89	0
	2011	8.93	8.00	13,299	9.00	8.08	0
	2010	8.03	8.93	8,894	8.08	9.00	0
	2009	5.96	8.03	4,550	5.99	8.08	0
	2008	10.84	5.96	6,549	10.86	5.99	0
	2007 [8]	10.00	10.84	0	10.00	10.86	0
Guggenheim VIF CLS AdvisorOne Global Growth	2015	10.22	9.48	5,174	10.39	9.65	0
	2014	10.29	10.22	0	10.44	10.39	0
	2013	8.97	10.29	0	9.08	10.44	0
	2012	8.26	8.97	0	8.35	9.08	0
	2011	8.93	8.26	7,301	9.00	8.35	0
	2010	8.12	8.93	4,895	8.17	9.00	0
	2009	6.19	8.12	4,460	6.22	8.17	0
	2008	11.08	6.19	3,686	11.10	6.22	0
	2007[8]	10.00	11.08	0	10.00	11.10	0
Guggenheim VIF CLS AdvisorOne Growth and Income	2015	9.45	8.75	0	9.60	8.91	0
	2014	9.61	9.45	3,126	9.75	9.60	0
	2013	9.03	9.61	0	9.14	9.75	0
	2012	8.44	9.03	0	8.52	9.14	0
	2011	8.76	8.44	1,467	8.83	8.52	0
	2010	8.17	8.76	980	8.22	8.83	0
	2009	6.90	8.17	4,266	6.92	8.22	0
	2008	10.21	6.90	1,099	10.23	6.92	0
	2007 [8]	10.00	10.21	0	10.00	10.23	0
Guggenheim VIF Floating Rate Strategies	2015	9.91	9.64	17,025	9.94	9.69	0
	2014	10.02	9.91	12,590	10.03	9.94	0
	2013[4]	10.00	10.02	8,501	10.00	10.03	0
Guggenheim VIF Global Managed Futures Strategy	2015	6.72	6.39	9,936	6.81	6.49	0
	2014	6.21	6.72	4,125	6.27	6.81	0
	2013	6.26	6.21	2,022	6.32	6.27	0
	2012	7.30	6.26	0	7.35	6.32	0
	2011	8.27	7.30	0	8.31	7.35	0
	2010	8.88	8.27	0	8.90	8.31	0
	2009	9.57	8.88	0	9.57	8.90	0
	2008[1]	10.00	9.57	0	10.00	9.57	0

A-9

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VIF High Yield	2015	10.70	9.93	1,802	10.78	10.02	0
	2014	10.80	10.70	2,965	10.86	10.78	0
	2013	10.41	10.80	1,700	10.45	10.86	0
	2012	9.38	10.41	8,339	9.40	10.45	0
	2011[2]	10.00	9.38	0	10.00	9.40	0
Guggenheim VIF Large Cap Value	2015	19.72	18.08	96	19.96	18.34	1,860
	2014	18.64	19.72	0	18.83	19.96	1,507
	2013	14.62	18.64	0	14.74	18.83	1,462
	2012	13.09	14.62	0	13.18	14.74	0
	2011	14.10	13.09	0	14.16	13.18	0
	2010	12.56	14.10	0	12.59	14.16	0
	2009	10.28	12.56	0	10.28	12.59	0
	2008[1]	10.00	10.28	0	10.00	10.28	0
Guggenheim VIF Long Short Equity	2015	9.13	8.93	7,742	9.28	9.10	0
	2014	9.20	9.13	5,582	9.33	9.28	0
	2013	8.10	9.20	2,569	8.20	9.33	0
	2012	8.03	8.10	0	8.11	8.20	0
	2011	8.90	8.03	0	8.97	8.11	0
	2010	8.28	8.90	0	8.33	8.97	0
	2009	6.74	8.28	0	6.76	8.33	0
	2008	11.76	6.74	130	11.78	6.76	0
	2007 [8]	10.00	11.76	0	10.00	11.78	0
Guggenheim VIF Macro Opportunities	2015	10.04	9.67	11,139	10.07	9.72	0
	2014	9.87	10.04	0	9.88	10.07	0
	2013[4]	10.00	9.87	0	10.00	9.88	0
Guggenheim VIF Managed Asset Allocation	2015	11.77	11.39	0	11.86	11.49	0
	2014	11.42	11.77	0	11.48	11.86	0
	2013	10.34	11.42	0	10.38	11.48	0
	2012	9.45	10.34	0	9.46	10.38	0
	2011[2]	10.00	9.45	0	10.00	9.46	0
Guggenheim VIF Mid Cap Value	2015	22.29	20.07	2,296	22.56	20.36	629
	2014	22.86	22.29	0	23.10	22.56	611
	2013	17.75	22.86	0	17.90	23.10	593
	2012	15.69	17.75	0	16.28	17.90	0
	2011	17.55	15.69	0	17.63	16.28	0
	2010	15.42	17.55	0	15.46	17.63	0
	2009	11.09	15.42	0	11.09	15.46	0
	2008[1]	10.00	11.09	0	10.00	11.09	0
Guggenheim VIF Multi‑Hedge Strategies	2015	7.40	7.28	36,500	7.52	7.41	0
	2014	7.32	7.40	21,458	7.42	7.52	0
	2013	7.45	7.32	3,040	7.54	7.42	0
	2012	7.55	7.45	0	7.62	7.54	0
	2011	7.56	7.55	0	7.62	7.62	0
	2010	7.37	7.56	0	7.41	7.62	0
	2009	7.88	7.37	0	7.91	7.41	0
	2008	10.04	7.88	0	10.06	7.91	0
	2007 [8]	10.00	10.04	0	10.00	10.06	0

A-10

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VIF Small Cap Value	2015	15.19	13.70	264	15.44	13.95	549
	2014	15.94	15.19	257	16.17	15.44	0
	2013	12.07	15.94	938	12.21	16.17	0
	2012	10.45	12.07	0	10.55	12.21	0
	2011	11.34	10.45	0	11.43	10.55	0
	2010	9.63	11.34	0	9.69	11.43	0
	2009	6.39	9.63	0	6.42	9.69	0
	2008	10.77	6.39	0	10.79	6.42	0
	2007 [8]	10.00	10.77	0	10.00	10.79	0
Guggenheim VIF StylePlus Large Core	2015	13.11	12.85	931	13.16	12.93	0
	2014	11.75	13.11	1,280	11.77	13.16	0
	2013[3]	10.00	11.75	0	10.00	11.77	0
Guggenheim VIF StylePlus Large Growth	2015	12.84	13.09	0	12.94	13.21	0
	2014	11.53	12.84	1,938	11.60	12.94	0
	2013	9.31	11.53	0	9.34	11.60	0
	2012	8.70	9.31	0	8.72	9.34	0
	2011[2]	10.00	8.70	0	10.00	8.72	0
Guggenheim VIF StylePlus Mid Growth	2015	24.92	24.06	509	25.23	24.40	0
	2014	22.82	24.92	424	23.05	25.23	0
	2013[3]	10.00	22.82	0	10.00	23.05	0
Guggenheim VIF StylePlus Small Growth	2015	13.49	12.86	0	13.54	12.94	0
	2014	12.83	13.49	0	12.85	13.54	0
	2013[3]	10.00	12.83	0	10.00	12.85	0
Guggenheim VIF Total Return Bond	2015	10.28	10.04	29,827	10.32	10.10	0
	2014	9.84	10.28	29,535	9.86	10.32	0
	2013[3]	10.00	9.84	3,092	10.00	9.86	0
Guggenheim VIF World Equity Income	2015	8.65	8.30	0	8.79	8.45	0
	2014	8.52	8.65	0	8.64	8.79	0
	2013	7.40	8.52	3,690	7.49	8.64	0
	2012	6.57	7.40	0	6.63	7.49	0
	2011	8.07	6.57	0	8.14	6.63	0
	2010	7.22	8.07	0	7.27	8.14	0
	2009	6.25	7.22	0	6.27	7.27	0
	2008	10.49	6.25	0	10.51	6.27	0
	2007 [8]	10.00	10.49	0	10.00	10.51	0
Invesco V.I. American Franchise	2015	10.62	13.36	0	10.80	13.49	0
	2014	12.63	10.62	0	12.70	10.80	0
	2013	9.35	12.63	0	9.38	12.70	0
	2012	8.54	9.35	0	8.55	9.38	0
	2011[2]	10.00	8.54	0	10.00	8.55	0
Invesco V.I. American Value	2015	13.95	12.21	230	14.05	12.33	0
	2014	13.19	13.95	0	13.26	14.05	0
	2013	10.19	13.19	0	10.23	13.26	0
	2012	9.01	10.19	0	9.02	10.23	0
	2011[2]	10.00	9.01	0	10.00	9.02	0
Invesco V.I. Balanced-Risk Allocation	2015	10.07	9.30	2,277	10.08	9.33	0
	2014[5]	10.00	10.07	943	10.00	10.08	0

A-11

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Invesco V.I. Comstock	2015	14.20	12.87	2,100	14.31	12.99	0
	2014	13.47	14.20	7,186	13.55	14.31	0
	2013	10.28	13.47	6,270	10.32	13.55	0
	2012	8.95	10.28	0	8.96	10.32	0
	2011[2]	10.00	8.95	0	10.00	8.96	0
Invesco V.I. Core Equity	2015	12.95	11.76	0	13.05	11.87	0
	2014	12.43	12.95	0	12.50	13.05	0
	2013	9.98	12.43	0	10.01	12.50	0
	2012	9.09	9.98	0	9.11	10.01	0
	2011[2]	10.00	9.09	0	10.00	9.11	0
Invesco V.I. Equity and Income	2015	12.59	11.85	0	12.69	11.97	0
	2014	11.98	12.59	0	12.05	12.69	0
	2013	9.93	11.98	0	9.97	12.05	0
	2012	9.15	9.93	0	9.16	9.97	0
	2011[2]	10.00	9.15	0	10.00	9.16	0
Invesco V.I. Global Core Equity	2015	10.34	9.83	0	10.42	9.92	0
	2014	10.65	10.34	0	10.71	10.42	0
	2013	9.02	10.65	0	9.05	10.71	0
	2012	8.23	9.02	0	8.24	9.05	0
	2011[2]	10.00	8.23	0	10.00	8.24	0
Invesco V.I. Global Health Care	2015	16.86	16.76	125	16.99	16.92	0
	2014	14.62	16.86	0	14.70	16.99	0
	2013	10.79	14.62	0	10.83	14.70	0
	2012	9.27	10.79	0	9.28	10.83	0
	2011[2]	10.00	9.27	0	10.00	9.28	0
Invesco V.I. Global Real Estate	2015	11.94	11.33	2,956	12.03	11.44	0
	2014	10.81	11.94	7,264	10.87	12.03	0
	2013	10.92	10.81	6,465	10.96	10.87	0
	2012	8.84	10.92	0	8.86	10.96	0
	2011[2]	10.00	8.84	0	10.00	8.86	0
Invesco V.I. Government Securities	2015	9.75	9.42	2,374	9.82	9.51	0
	2014	9.71	9.75	9,288	9.77	9.82	0
	2013	10.35	9.71	8,750	10.38	9.77	0
	2012	10.48	10.35	0	10.50	10.38	0
	2011[2]	10.00	10.48	0	10.00	10.50	0
Invesco V.I. Growth and Income	2015	13.62	12.72	0	13.73	12.85	0
	2014	12.82	13.62	0	12.89	13.73	0
	2013	9.92	12.82	0	9.96	12.89	0
	2012	8.98	9.92	0	9.00	9.96	0
	2011[2]	10.00	8.98	0	10.00	9.00	0
Invesco V.I. High Yield	2015	10.85	10.13	0	10.93	10.22	0
	2014	11.05	10.85	139	11.11	10.93	0
	2013	10.72	11.05	3,500	10.75	11.11	0
	2012	9.48	10.72	5,984	9.50	10.75	0
	2011[2]	10.00	9.48	0	10.00	9.50	0

A-12

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Invesco V.I. International Growth	2015	10.06	9.46	6,003	10.22	9.64	0
	2014	10.40	10.06	15,926	10.55	10.22	0
	2013	9.07	10.40	16,496	9.18	10.55	0
	2012	8.15	9.07	3,910	8.23	9.18	0
	2011	9.07	8.15	0	9.14	8.23	0
	2010	8.33	9.07	0	8.38	9.14	0
	2009	6.39	8.33	0	6.42	8.38	0
	2008	11.13	6.39	0	11.15	6.42	0
	2007 [8]	10.00	11.13	0	10.00	11.15	0
Invesco V.I. Managed Volatility	2015	13.34	12.58	0	13.44	12.70	0
	2014	11.48	13.34	0	11.55	13.44	0
	2013	10.75	11.48	0	10.79	11.55	0
	2012	10.77	10.75	0	10.79	10.79	0
	2011[2]	10.00	10.77	0	10.00	10.79	0
Invesco V.I. Mid Cap Core Equity	2015	11.96	11.06	1,514	12.16	11.26	0
	2014	11.89	11.96	1,829	12.05	12.16	0
	2013	9.58	11.89	0	9.69	12.05	0
	2012	8.96	9.58	0	8.64	9.69	0
	2011	9.92	8.96	0	10.00	8.64	0
	2010	9.03	9.92	0	9.08	10.00	0
	2009	7.20	9.03	0	7.22	9.08	0
	2008	10.44	7.20	0	10.46	7.22	0
	2007 [8]	10.00	10.44	0	10.00	10.46	0
Invesco V.I. Mid Cap Growth	2015	12.18	11.89	0	12.27	12.00	0
	2014	11.71	12.18	0	11.77	12.27	0
	2013	8.87	11.71	0	8.90	11.77	0
	2012	8.23	8.87	0	8.24	8.90	0
	2011[2]	10.00	8.23	0	10.00	8.24	0
Invesco V.I. S&P 500 Index	2015	13.10	12.76	4,176	13.15	12.83	0
	2014	12.01	13.10	5,967	12.03	13.15	0
	2013[3]	10.00	12.01	0	10.00	12.03	0
Invesco V.I. Small Cap Equity	2015	12.37	11.27	4,502	12.47	11.37	0
	2014	12.54	12.37	7,374	12.61	12.47	0
	2013	9.47	12.54	6,857	9.51	12.61	0
	2012	8.63	9.47	1,247	8.64	9.51	0
	2011[2]	10.00	8.63	0	10.00	8.64	0
Ivy Funds VIP Asset Strategy	2015	10.97	9.71	3,158	11.05	9.80	0
	2014	11.98	10.97	631	12.05	11.05	0
	2013	9.91	11.98	613	9.95	12.05	0
	2012	8.61	9.91	0	8.62	9.95	0
	2011[2]	10.00	8.61	0	10.00	8.62	0
Ivy Funds VIP Balanced	2015	12.74	12.27	844	12.83	12.38	0
	2014	12.26	12.74	820	12.32	12.83	0
	2013	10.26	12.26	797	10.29	12.32	0
	2012	9.50	10.26	0	9.52	10.29	0
	2011[2]	10.00	9.50	0	10.00	9.52	0

A-13

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Ivy Funds VIP Core Equity	2015	14.24	13.66	602	14.34	13.79	0
	2014	13.43	14.24	5,622	13.51	14.34	0
	2013	10.42	13.43	5,481	10.45	13.51	0
	2012	9.09	10.42	0	9.10	10.45	0
	2011[2]	10.00	9.09	0	10.00	9.10	0
Ivy Funds VIP Dividend Opportunities	2015	12.56	11.88	0	12.66	12.00	0
	2014	11.84	12.56	0	11.90	12.66	0
	2013	9.45	11.84	0	9.49	11.90	0
	2012	8.65	9.45	0	8.66	9.49	0
	2011[2]	10.00	8.65	0	10.00	8.66	0
Ivy Funds VIP Energy	2015	8.17	6.14	0	8.23	6.20	0
	2014	9.45	8.17	0	9.50	8.23	0
	2013	7.66	9.45	0	7.68	9.50	0
	2012	7.82	7.66	0	7.83	7.68	0
	2011[2]	10.00	7.82	0	10.00	7.83	0
Ivy Funds VIP Global Bond	2015	9.52	8.95	0	9.59	9.04	0
	2014	9.83	9.52	299	9.89	9.59	0
	2013	10.00	9.83	0	10.04	9.89	0
	2012	9.73	10.00	0	9.75	10.04	0
	2011[2]	10.00	9.73	0	10.00	9.75	0
Ivy Funds VIP Global Growth	2015	11.11	11.10	2,587	11.19	11.20	0
	2014	11.39	11.11	2,465	11.45	11.19	0
	2013	9.89	11.39	1,160	9.92	11.45	0
	2012	8.67	9.89	792	8.68	9.92	0
	2011[2]	10.00	8.67	0	10.00	8.68	0
Ivy Funds VIP Global Natural Resources	2015	7.89	5.92	0	7.90	5.94	0
	2014[5]	10.00	7.89	0	10.00	7.90	0
Ivy Funds VIP Growth	2015	14.58	15.10	3,927	14.69	15.24	0
	2014	13.50	14.58	0	13.57	14.69	0
	2013	10.24	13.50	0	10.27	13.57	0
	2012	9.40	10.24	0	9.41	10.27	0
	2011[2]	10.00	9.40	0	10.00	9.41	0
Ivy Funds VIP High Income	2015	11.81	10.67	7,028	11.90	10.77	0
	2014	12.00	11.81	16,586	12.07	11.90	0
	2013	11.24	12.00	21,159	11.28	12.07	0
	2012	9.81	11.24	0	9.82	11.28	0
	2011[2]	10.00	9.81	0	10.00	9.82	0
Ivy Funds VIP International Core Equity	2015	10.39	9.94	4,184	10.47	10.04	0
	2014	10.60	10.39	2,598	10.66	10.47	0
	2013	8.78	10.60	0	8.81	10.66	0
	2012	8.02	8.78	0	8.04	8.81	0
	2011[2]	10.00	8.02	0	10.00	8.04	0
Ivy Funds VIP Limited‑Term Bond	2015	9.40	9.16	35,361	9.47	9.25	0
	2014	9.64	9.40	33,321	9.69	9.47	0
	2013	10.03	9.64	29,341	10.07	9.69	0
	2012	10.05	10.03	0	10.06	10.07	0
	2011[2]	10.00	10.05	0	10.00	10.06	0

A-14

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Ivy Funds VIP Mid Cap Growth	2015	12.73	11.59	3,424	12.83	11.70	0
	2014	12.22	12.73	5,373	12.28	12.83	0
	2013	9.73	12.22	5,242	9.77	12.28	0
	2012	8.87	9.73	403	8.88	9.77	0
	2011[2]	10.00	8.87	0	10.00	8.88	0
Ivy Funds VIP Real Estate Securities	2015	13.47	13.64	222	13.57	13.77	0
	2014	10.71	13.47	0	10.77	13.57	0
	2013	10.97	10.71	0	11.00	10.77	0
	2012	9.64	10.97	0	9.66	11.00	0
	2011[2]	10.00	9.64	0	10.00	9.66	0
Ivy Funds VIP Science and Technology	2015	15.33	14.38	845	15.44	14.52	713
	2014	15.41	15.33	403	15.50	15.44	0
	2013	10.20	15.41	496	10.24	15.50	0
	2012	8.26	10.20	0	8.27	10.24	0
	2011[2]	10.00	8.26	0	10.00	8.27	0
Ivy Funds VIP Small Cap Growth	2015	10.92	10.75	0	11.00	10.85	0
	2014	11.12	10.92	0	11.19	11.00	0
	2013	8.03	11.12	0	8.06	11.19	0
	2012	7.91	8.03	0	7.92	8.06	0
	2011[2]	10.00	7.91	0	10.00	7.92	0
Ivy Funds VIP Small Cap Value	2015	12.25	11.17	1,903	12.34	11.28	0
	2014	11.84	12.25	1,548	11.91	12.34	0
	2013	9.18	11.84	0	9.21	11.91	0
	2012	8.01	9.18	0	8.02	9.21	0
	2011[2]	10.00	8.01	0	10.00	8.02	0
Ivy Funds VIP Value	2015	13.64	12.66	0	13.74	12.78	0
	2014	12.73	13.64	2,063	12.80	13.74	0
	2013	9.73	12.73	574	9.77	12.80	0
	2012	8.47	9.73	0	8.49	9.77	0
	2011[2]	10.00	8.47	0	10.00	8.49	0
Janus Aspen Enterprise	2015	14.00	14.03	3,122	14.10	14.16	0
	2014	12.91	14.00	203	12.98	14.10	0
	2013	10.12	12.91	0	10.15	12.98	0
	2012	8.95	10.12	0	8.97	10.15	0
	2011[2]	10.00	8.95	0	10.00	8.97	0
Janus Aspen Forty	2015	14.08	15.23	333	14.19	15.37	0
	2014	13.43	14.08	2,262	13.51	14.19	0
	2013	10.62	13.43	0	10.66	13.51	0
	2012	8.88	10.62	0	8.89	10.66	0
	2011[2]	10.00	8.88	0	10.00	8.89	0
Janus Aspen Janus Portfolio	2015	13.89	14.10	412	14.00	14.24	0
	2014	12.75	13.89	842	12.82	14.00	0
	2013	10.16	12.75	0	10.19	12.82	0
	2012	8.89	10.16	0	8.90	10.19	0
	2011 [2]	10.00	8.89	0	10.00	8.90	0
Janus Aspen Overseas	2015	6.74	5.94	9,239	6.79	5.99	0
	2014	7.93	6.74	0	7.98	6.79	0
	2013	7.19	7.93	0	7.21	7.98	0
	2012	6.57	7.19	0	6.58	7.21	0
	2011[2]	10.00	6.57	0	10.00	6.58	0

A-15

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Janus Aspen Perkins Mid Cap Value	2015	12.06	11.22	1,975	12.15	11.33	0
	2014	11.51	12.06	0	11.57	12.15	0
	2013	9.47	11.51	0	9.50	11.57	0
	2012	8.85	9.47	0	8.86	9.50	0
	2011[2]	10.00	8.85	0	10.00	8.86	0
JPMorgan Insurance Trust Core Bond Portfolio	2015	9.67	9.42	5,017	9.71	9.48	0
	2014	9.56	9.67	4,896	9.58	9.71	0
	2013[3]	10.00	9.56	0	10.00	9.58	0
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2015	14.13	12.82	17,250	14.19	12.89	0
	2014	12.66	14.13	12,242	12.68	14.19	0
	2013[3]	10.00	12.66	0	10.00	12.68	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2015	13.46	12.28	4,085	13.51	12.35	0
	2014	12.74	13.46	0	12.76	13.51	0
	2013[3]	10.00	12.74	0	10.00	12.76	0
JPMorgan Insurance Trust US Equity Portfolio	2015	13.59	13.21	0	13.64	13.29	0
	2014	12.38	13.59	0	12.41	13.64	0
	2013[3]	10.00	12.38	0	10.00	12.41	0
Lord Abbett Series Bond‑Debenture VC	2015	11.21	10.66	8,954	11.29	10.76	0
	2014	11.12	11.21	10,574	11.18	11.29	0
	2013	10.64	11.12	3,032	10.68	11.18	0
	2012	9.79	10.64	0	9.80	10.68	0
	2011[2]	10.00	9.79	0	10.00	9.80	0
Lord Abbett Series Calibrated Dividend Growth VC	2015	13.30	12.58	268	13.40	12.70	0
	2014	12.34	13.30	263	12.41	13.40	0
	2013	9.99	12.34	0	10.02	12.41	0
	2012	9.19	9.99	0	9.21	10.02	0
	2011[2]	10.00	9.19	0	10.00	9.21	0
Lord Abbett Series Classic Stock VC	2015	12.77	12.22	0	12.87	12.34	0
	2014	12.11	12.77	0	12.18	12.87	0
	2013	9.65	12.11	0	9.69	12.18	0
	2012	8.68	9.65	0	8.70	9.69	0
	2011[2]	10.00	8.68	0	10.00	8.70	0
Lord Abbett Series Developing Growth VC	2015	14.06	12.47	1,385	14.17	12.59	0
	2014	14.03	14.06	614	14.11	14.17	0
	2013	9.27	14.03	2,343	9.30	14.11	0
	2012	8.56	9.27	0	8.57	9.30	0
	2011[2]	10.00	8.56	0	10.00	8.57	0
Lord Abbett Series Fundamental Equity VC	2015	12.58	11.73	0	12.68	11.85	0
	2014	12.15	12.58	0	12.22	12.68	0
	2013	9.27	12.15	0	9.30	12.22	0
	2012	8.67	9.27	0	8.69	9.30	0
	2011[2]	10.00	8.67	0	10.00	8.69	0
Lord Abbett Series Growth and Income VC	2015	12.79	12.00	0	12.88	12.11	0
	2014	12.29	12.79	0	12.36	12.88	0
	2013	9.36	12.29	0	9.40	12.36	0
	2012	8.65	9.36	0	8.66	9.40	0
	2011[2]	10.00	8.65	0	10.00	8.66	0

A-16

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Lord Abbett Series Growth Opportunities VC	2015	12.08	11.99	0	12.17	12.11	0
	2014	11.79	12.08	0	11.86	12.17	0
	2013	8.90	11.79	0	8.93	11.86	0
	2012	8.08	8.90	0	8.09	8.93	0
	2011[2]	10.00	8.08	0	10.00	8.09	0
Lord Abbett Series Mid Cap Stock VC	2015	12.90	11.99	0	13.00	12.10	0
	2014	11.97	12.90	0	12.04	13.00	0
	2013	9.51	11.97	0	9.54	12.04	0
	2012	8.59	9.51	0	8.60	9.54	0
	2011[2]	10.00	8.59	0	10.00	8.60	0
Lord Abbett Series Total Return VC	2015	10.60	10.17	18,293	10.68	10.27	0
	2014	10.34	10.60	11,780	10.40	10.68	0
	2013	10.82	10.34	0	10.86	10.40	0
	2012	10.49	10.82	0	10.51	10.86	0
	2011[2]	10.00	10.49	0	10.00	10.51	0
Lord Abbett Series Value Opportunities VC	2015	13.06	12.29	0	13.16	12.41	0
	2014	12.41	13.06	0	12.48	13.16	0
	2013	9.25	12.41	0	9.28	12.48	0
	2012	8.63	9.25	0	8.65	9.28	0
	2011[2]	10.00	8.63	0	10.00	8.65	0
MFS® VIT Emerging Markets Equity	2015	8.11	6.81	4,148	8.14	6.85	0
	2014	9.02	8.11	2,914	9.04	8.14	0
	2013[3]	10.00	9.02	0	10.00	9.04	0
MFS® VIT Global Tactical Allocation	2015	9.94	9.37	0	9.96	9.40	0
	2014[5]	10.00	9.94	0	10.00	9.96	0
MFS® VIT High Yield	2015	10.08	9.31	0	10.12	9.36	0
	2014	10.18	10.08	0	10.20	10.12	0
	2013[3]	10.00	10.18	0	10.00	10.20	0
MFS® VIT II MA Investors Growth Stock	2015	14.25	13.71	879	14.36	13.84	0
	2014	13.27	14.25	0	13.35	14.36	0
	2013	10.56	13.27	0	10.60	13.35	0
	2012	9.37	10.56	0	9.39	10.60	0
	2011[2]	10.00	9.37	0	10.00	9.39	0
MFS® VIT II Research International	2015	9.59	9.06	0	9.66	9.14	0
	2014	10.68	9.59	911	10.74	9.66	0
	2013	9.32	10.68	0	9.35	10.74	0
	2012	8.29	9.32	0	8.30	9.35	0
	2011[2]	10.00	8.29	0	10.00	8.30	0
MFS® VIT International Value	2015	9.65	9.92	603	9.67	9.95	0
	2014[5]	10.00	9.65	0	10.00	9.67	0
MFS® VIT Investors Trust	2015	14.05	13.57	0	14.16	13.70	0
	2014	13.14	14.05	0	13.21	14.16	0
	2013	10.32	13.14	0	10.36	13.21	0
	2012	8.99	10.32	0	9.00	10.36	0
	2011[2]	10.00	8.99	0	10.00	9.00	0
MFS® VIT New Discovery	2015	11.18	10.56	4,545	11.26	10.67	0
	2014	12.50	11.18	1,159	12.57	11.26	0
	2013	9.17	12.50	0	9.20	12.57	0
	2012	7.85	9.17	420	7.86	9.20	0
	2011[2]	10.00	7.85	0	10.00	7.86	0

A-17

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
MFS® VIT Research	2015	14.08	13.68	0	14.19	13.81	0
	2014	13.26	14.08	0	13.33	14.19	0
	2013	10.40	13.26	0	10.43	13.33	0
	2012	9.21	10.40	0	9.22	10.43	0
	2011[2]	10.00	9.21	0	10.00	9.22	0
MFS® VIT Total Return	2015	12.21	11.75	0	12.33	11.86	0
	2014	11.70	12.21	0	11.77	12.33	0
	2013	10.20	11.70	0	10.24	11.77	0
	2012	9.52	10.20	0	9.53	10.24	0
	2011[2]	10.00	9.52	0	10.00	9.53	0
MFS® VIT Total Return Bond	2015	10.32	9.91	1,812	10.40	10.00	0
	2014	10.11	10.32	59,408	10.17	10.40	0
	2013	10.60	10.11	7,081	10.64	10.17	0
	2012	10.25	10.60	2,215	10.27	10.64	0
	2011 [2]	10.00	10.25	0	10.00	10.27	0
MFS® VIT Utilities	2015	13.29	10.94	5,156	13.39	11.05	0
	2014	12.23	13.29	9,548	12.30	13.39	0
	2013	10.53	12.23	4,868	10.57	12.30	0
	2012	9.63	10.53	0	9.64	10.57	0
	2011[2]	10.00	9.63	0	10.00	9.64	0
Morgan Stanley UIF Emerging Markets Debt	2015	8.91	8.51	0	8.94	8.56	0
	2014	8.96	8.91	0	8.98	8.94	0
	2013[3]	10.00	8.96	0	10.00	8.98	0
Morgan Stanley UIF Emerging Markets Equity	2015	8.69	7.50	8,462	8.72	7.54	0
	2014	9.43	8.69	16,819	9.44	8.72	0
	2013[3]	10.00	9.43	10,261	10.00	9.44	0
Morningstar Aggressive Growth ETF Asset Allocation Portfolio (formerly Ibbotson Aggressive Growth ETF Asset Allocation )	2015	11.06	10.38	0	11.10	10.44	0
	2014	10.95	11.06	0	10.97	11.10	0
	2013[3]	10.00	10.95	0	10.00	10.97	0
Morningstar Balanced ETF Asset Allocation Portfolio (formerly Ibbotson Balanced ETF Asset Allocation )	2015	10.62	10.03	0	10.66	10.09	0
	2014	10.52	10.62	34,846	10.54	10.66	0
	2013[3]	10.00	10.52	0	10.00	10.54	0
Morningstar Conservative ETF Asset Allocation Portfolio (formerly Ibbotson Conservative ETF Asset Allocation )	2015	9.80	9.35	40,831	9.83	9.40	0
	2014	9.87	9.80	40,046	9.88	9.83	0
	2013[3]	10.00	9.87	0	10.00	9.88	0
Morningstar Growth ETF Asset Allocation Portfolio (formerly Ibbotson Growth ETF Asset Allocation )	2015	10.96	10.32	0	11.01	10.39	0
	2014	10.85	10.96	0	10.87	11.01	0
	2013[3]	10.00	10.85	0	10.00	10.87	0
Morningstar Income and Growth ETF Asset Allocation Portfolio (formerly Ibbotson Income and Growth ETF Asset Allocation )	2015	10.18	9.67	0	10.22	9.73	0
	2014	10.20	10.18	0	10.22	10.22	0
	2013[3]	10.00	10.20	0	10.00	10.22	0

A-18

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Neuberger Berman AMT Guardian	2015	12.85	11.80	0	13.06	12.01	0
	2014	12.20	12.85	0	12.37	13.06	0
	2013	9.10	12.20	894	9.21	12.37	0
	2012	8.35	9.10	0	8.44	9.21	0
	2011	8.91	8.35	0	8.98	8.44	0
	2010	7.75	8.91	0	7.79	8.98	0
	2009	6.18	7.75	0	6.21	7.79	0
	2008	10.20	6.18	0	10.22	6.21	0
	2007 [8]	10.00	10.20	0	10.00	10.22	0
Neuberger Berman AMT Socially Responsive	2015	13.25	12.72	0	13.35	12.84	0
	2014	12.45	13.25	0	12.52	13.35	0
	2013	9.38	12.45	0	9.41	12.52	0
	2012	8.77	9.38	0	8.78	9.41	0
	2011[2]	10.00	8.77	0	10.00	8.78	0
Oppenheimer Global Fund/VA	2015	11.82	11.84	2,100	11.91	11.96	0
	2014	11.99	11.82	2,045	12.06	11.91	0
	2013	9.77	11.99	0	9.81	12.06	0
	2012	8.36	9.77	0	8.38	9.81	0
	2011[2]	10.00	8.36	0	10.00	8.38	0
Oppenheimer Global Strategic Income Fund/VA	2015	9.93	9.36	1,400	10.01	9.45	0
	2014	10.03	9.93	1,926	10.09	10.01	0
	2013	10.42	10.03	807	10.46	10.09	0
	2012	9.54	10.42	0	9.55	10.46	0
	2011[2]	10.00	9.54	0	10.00	9.55	0
Oppenheimer International Growth Fund/VA	2015	11.00	10.95	20,308	11.08	11.06	0
	2014	12.26	11.00	28,114	12.33	11.08	0
	2013	10.09	12.26	12,093	10.13	12.33	0
	2012	8.59	10.09	0	8.60	10.13	0
	2011[2]	10.00	8.59	0	10.00	8.60	0
Oppenheimer Main Street Small Cap Fund®/VA	2015	13.81	12.53	18,153	14.04	12.76	0
	2014	12.80	13.81	12,982	12.99	14.04	0
	2013	9.43	12.80	0	9.54	12.99	0
	2012	8.29	9.43	0	8.37	9.54	0
	2011	8.79	8.29	0	8.86	8.37	0
	2010	7.39	8.79	0	7.44	8.86	0
	2009	5.59	7.39	0	5.61	7.44	0
	2008	9.33	5.59	0	9.35	5.61	0
	2007 [8]	10.00	9.33	0	10.00	9.35	0
PIMCO VIT All Asset	2015	9.98	8.76	2,807	10.06	8.84	0
	2014	10.28	9.98	0	10.34	10.06	0
	2013	10.63	10.28	0	10.67	10.34	0
	2012	9.59	10.63	0	9.60	10.67	0
	2011[2]	10.00	9.59	0	10.00	9.60	0
PIMCO VIT Commodity-RealReturn Strategy	2015	5.51	3.96	20,784	5.55	3.99	0
	2014	7.01	5.51	22,431	7.05	5.55	0
	2013	8.51	7.01	7,824	8.54	7.05	0
	2012	8.38	8.51	0	8.39	8.54	0
	2011[2]	10.00	8.38	0	10.00	8.39	0

A-19

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
PIMCO VIT Emerging Markets Bond	2015	10.22	9.64	19,209	10.29	9.73	0
	2014	10.43	10.22	33,714	10.49	10.29	0
	2013	11.61	10.43	21,771	11.65	10.49	0
	2012	10.21	11.61	659	10.22	11.65	0
	2011[2]	10.00	10.21	0	10.00	10.22	0
PIMCO VIT Foreign Bond (Unhedged)	2015	9.28	8.32	0	9.35	8.40	0
	2014	9.58	9.28	0	9.63	9.35	0
	2013	10.61	9.58	0	10.65	9.63	0
	2012	10.44	10.61	0	10.45	10.65	0
	2011[2]	10.00	10.44	0	10.00	10.45	0
PIMCO VIT Global Bond (Unhedged)	2015	12.01	11.13	444	12.16	11.29	0
	2014	12.17	12.01	431	12.30	12.16	0
	2013	13.78	12.17	0	13.89	12.30	0
	2012	13.35	13.78	0	13.43	13.89	0
	2011	12.86	13.35	0	12.91	13.43	0
	2010	11.93	12.86	0	11.96	12.91	0
	2009	10.58	11.93	0	10.59	11.96	0
	2008[1]	10.00	10.58	0	10.00	10.59	0
PIMCO VIT Global Multi-Asset Managed Allocation	2015	10.02	9.66	0	10.04	9.69	0
	2014[5]	10.00	10.02	0	10.00	10.04	0
PIMCO VIT High Yield	2015	16.57	15.73	0	16.77	15.95	0
	2014	16.61	16.57	0	16.78	16.77	0
	2013	16.28	16.61	0	16.42	16.78	0
	2012	14.76	16.28	6,773	14.85	16.42	0
	2011	14.80	14.76	0	14.86	14.85	0
	2010	13.40	14.80	0	13.43	14.86	0
	2009	9.90	13.40	0	9.90	13.43	0
	2008[1]	10.00	9.90	0	10.00	9.90	0
PIMCO VIT Low Duration (Advisor Class)	2015	9.34	9.04	215,945	9.41	9.12	0
	2014	9.59	9.34	54,957	9.65	9.41	0
	2013	9.95	9.59	33,108	9.99	9.65	0
	2012	9.74	9.95	11,215	9.76	9.99	0
	2011[2]	10.00	9.74	0	10.00	9.76	0
PIMCO VIT Real Return (Advisor Class)	2015	9.73	9.14	5,428	9.80	9.22	0
	2014	9.78	9.73	2,336	9.84	9.80	0
	2013	11.16	9.78	17,515	11.20	9.84	0
	2012	10.64	11.16	8,737	10.65	11.20	0
	2011[2]	10.00	10.64	0	10.00	10.65	0
PIMCO VIT Short-Term	2015	9.45	9.23	3,887	9.49	9.28	0
	2014	9.73	9.45	11,546	9.75	9.49	0
	2013[3]	10.00	9.73	8,813	10.00	9.75	0
PIMCO VIT Total Return (Administrative Class)	2015	12.40	12.03	0	12.60	12.25	1,082
	2014	12.31	12.40	0	12.48	12.60	13,484
	2013	13.00	12.31	0	13.15	12.48	13,285
	2012	12.28	13.00	0	12.40	13.15	16,217
	2011	12.27	12.28	270	12.36	12.40	18,007
	2010	11.74	12.27	266	11.81	12.36	18,822
	2009	10.66	11.74	526	10.70	11.81	18,498
	2008	10.53	10.66	283	10.55	10.70	6,469
	2007[8]	10.00	10.53	0	10.00	10.55	0

A-20

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
PIMCO VIT Total Return (Advisor Class)	2015	10.06	9.75	8,861	10.13	9.84	0
	2014	9.99	10.06	9,172	10.05	10.13	0
	2013	10.56	9.99	60,980	10.60	10.05	0
	2012	9.99	10.56	32,044	10.00	10.60	0
	2011[2]	10.00	9.99	11	10.00	10.00	0
Pioneer Bond VCT	2015	9.97	9.64	21,856	10.01	9.70	0
	2014	9.76	9.97	26,846	9.78	10.01	0
	2013[3]	10.00	9.76	0	10.00	9.78	0
Pioneer Emerging Markets VCT	2015	7.93	6.46	0	7.96	6.50	0
	2014	9.41	7.93	0	9.42	7.96	0
	2013[3]	10.00	9.41	0	10.00	9.42	0
Pioneer Equity Income VCT	2015	12.78	12.38	0	12.83	12.45	0
	2014	11.73	12.78	0	11.75	12.83	0
	2013[3]	10.00	11.73	0	10.00	11.75	0
Pioneer High Yield VCT	2015	10.10	9.34	0	10.14	9.40	0
	2014	10.48	10.10	0	10.50	10.14	0
	2013[3]	10.00	10.48	5,998	10.00	10.50	0
Pioneer Real Estate Shares VCT	2015	11.94	12.06	0	11.99	12.13	0
	2014	9.47	11.94	0	9.48	11.99	0
	2013[3]	10.00	9.47	0	10.00	9.48	0
Pioneer Strategic Income VCT	2015	9.71	9.24	0	9.75	9.30	0
	2014	9.70	9.71	0	9.71	9.75	0
	2013[3]	10.00	9.70	0	10.00	9.71	0
Power Income VIT	2015	9.64	9.08	0	9.68	9.13	0
	2014	10.09	9.64	0	10.10	9.68	0
	2013[3]	10.00	10.09	0	10.00	10.10	0
Probabilities Fund	2015	10.32	9.41	24,038	10.35	9.46	0
	2014	10.19	10.32	23,723	10.21	10.35	0
	2013[4]	10.00	10.19	20,374	10.00	10.21	0
Putnam VT Absolute Return 500	2015	10.00	9.61	5,637	10.04	9.66	0
	2014	9.96	10.00	0	9.98	10.04	0
	2013[3]	10.00	9.96	0	10.00	9.98	0
Putnam VT Capital Opportunities	2015	12.50	11.16	0	12.55	11.23	0
	2014	12.09	12.50	0	12.11	12.55	0
	2013[3]	10.00	12.09	0	10.00	12.11	0
Putnam VT Diversified Income	2015	9.89	9.33	0	9.93	9.39	0
	2014	10.21	9.89	0	10.22	9.93	0
	2013[3]	10.00	10.21	0	10.00	10.22	0
Putnam VT Equity Income	2015	12.98	12.16	6,704	13.03	12.23	0
	2014	11.93	12.98	0	11.95	13.03	0
	2013[3]	10.00	11.93	0	10.00	11.95	0
Putnam VT Global Asset Allocation	2015	11.81	11.43	0	11.85	11.49	0
	2014	11.17	11.81	0	11.19	11.85	0
	2013[3]	10.00	11.17	0	10.00	11.19	0
Putnam VT Growth Opportunities	2015	13.72	13.39	0	13.77	13.46	0
	2014	12.46	13.72	0	12.48	13.77	0
	2013[3]	10.00	12.46	0	10.00	12.48	0
Putnam VT High Yield	2015	10.11	9.24	6,323	10.15	9.30	0
	2014	10.30	10.11	0	10.32	10.15	0
	2013[3]	10.00	10.30	0	10.00	10.32	0

A-21

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Putnam VT Income	2015	10.10	9.62	14,482	10.14	9.67	0
	2014	9.82	10.10	16,380	9.84	10.14	0
	2013[3]	10.00	9.82	0	10.00	9.84	0
Putnam VT Investors	2015	13.55	12.81	0	13.60	12.88	0
	2014	12.31	13.55	0	12.34	13.60	0
	2013[3]	10.00	12.31	0	10.00	12.34	0
Putnam VT Voyager	2015	13.85	12.56	0	13.90	12.63	0
	2014	13.06	13.85	0	13.09	13.90	0
	2013[3]	10.00	13.06	0	10.00	13.09	0
Redwood Managed Volatility	2015[7]	10.00	9.80	0	10.00	9.80	0
Rydex VIF Banking	2015	4.62	4.25	0	4.69	4.32	0
	2014	4.62	4.62	0	4.69	4.69	0
	2013	3.70	4.62	0	3.75	4.69	0
	2012	3.09	3.70	0	3.12	3.75	0
	2011	4.11	3.09	0	4.14	3.12	0
	2010	3.76	4.11	0	3.78	4.14	0
	2009	4.03	3.76	0	4.05	3.78	0
	2008	7.09	4.03	948	7.11	4.05	0
	2007 [8]	10.00	7.09	0	10.00	7.11	0
Rydex VIF Basic Materials	2015	9.91	7.91	9,699	10.07	8.06	0
	2014	10.44	9.91	16,229	10.59	10.07	0
	2013	10.68	10.44	11,742	10.80	10.59	0
	2012	9.98	10.68	0	10.08	10.80	0
	2011	12.36	9.98	0	12.46	10.08	0
	2010	10.10	12.36	303	10.16	12.46	0
	2009	6.73	10.10	12	6.75	10.16	0
	2008	12.75	6.73	0	12.77	6.75	0
	2007 [8]	10.00	12.75	0	10.00	12.77	0
Rydex VIF Biotechnology	2015	26.78	28.07	9,156	27.21	28.58	0
	2014	20.89	26.78	12,543	21.18	27.21	0
	2013	14.02	20.89	8,705	14.19	21.18	0
	2012	10.67	14.02	0	10.78	14.19	0
	2011	9.99	10.67	0	10.07	10.78	0
	2010	9.34	9.99	171	9.40	10.07	0
	2009	8.17	9.34	14	8.20	9.40	0
	2008	9.59	8.17	156	9.60	8.20	0
	2007 [8]	10.00	9.59	0	10.00	9.60	0
Rydex VIF Commodities Strategy	2015	3.91	2.50	0	3.97	2.55	0
	2014	6.13	3.91	0	6.22	3.97	0
	2013	6.56	6.13	0	6.64	6.22	0
	2012	6.89	6.56	0	6.96	6.64	0
	2011	7.63	6.89	0	7.70	6.96	0
	2010	7.31	7.63	0	7.36	7.70	0
	2009	6.78	7.31	0	6.81	7.36	0
	2008	13.78	6.78	0	13.80	6.81	0
	2007 [8]	10.00	13.78	0	10.00	13.80	0

A-22

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Consumer Products	2015	16.02	16.44	21,352	16.28	16.74	0
	2014	14.73	16.02	25,884	14.93	16.28	0
	2013	11.89	14.73	15,477	12.03	14.93	0
	2012	11.28	11.89	0	11.40	12.03	0
	2011	10.27	11.28	0	10.35	11.40	0
	2010	9.06	10.27	0	9.11	10.35	0
	2009	7.87	9.06	0	7.91	9.11	0
	2008	10.64	7.87	0	10.66	7.91	0
	2007 [8]	10.00	10.64	0	10.00	10.66	0
Rydex VIF Dow 2x Strategy	2015	12.84	11.88	0	13.05	12.10	0
	2014	11.38	12.84	238	11.54	13.05	0
	2013	7.24	11.38	0	7.33	11.54	0
	2012	6.40	7.24	0	6.46	7.33	0
	2011	6.07	6.40	0	6.12	6.46	0
	2010	5.04	6.07	0	5.07	6.12	0
	2009	3.81	5.04	0	3.89	5.07	0
	2008	10.31	3.81	130	10.33	3.89	0
	2007 [8]	10.00	10.31	0	10.00	10.33	0
Rydex VIF Electronics	2015	9.45	9.32	0	9.60	9.49	0
	2014	7.90	9.45	322	8.01	9.60	0
	2013	6.05	7.90	0	6.13	8.01	0
	2012	6.20	6.05	0	6.26	6.13	0
	2011	7.69	6.20	0	7.75	6.26	0
	2010	7.26	7.69	212	7.31	7.75	0
	2009	4.38	7.26	0	7.09	7.31	0
	2008	9.08	4.38	143	9.09	7.09	0
	2007 [8]	10.00	9.08	0	10.00	9.09	0
Rydex VIF Energy	2015	9.18	6.18	8,948	9.32	6.30	0
	2014	11.67	9.18	9,030	11.84	9.32	0
	2013	9.79	11.67	5,092	9.90	11.84	0
	2012	9.89	9.79	0	9.99	9.90	0
	2011	10.87	9.89	230	10.96	9.99	0
	2010	9.45	10.87	154	9.51	10.96	0
	2009	7.06	9.45	0	7.09	9.51	0
	2008	13.55	7.06	0	13.57	7.09	0
	2007 [8]	10.00	13.55	0	10.00	13.57	0
Rydex VIF Energy Services	2015	7.68	5.07	326	7.81	5.16	0
	2014	11.26	7.68	7,186	11.41	7.81	0
	2013	9.40	11.26	6,505	9.52	11.41	0
	2012	9.70	9.40	0	9.79	9.52	0
	2011	11.06	9.70	0	11.15	9.79	0
	2010	9.08	11.06	148	9.14	11.15	0
	2009	5.79	9.08	0	5.81	9.14	0
	2008	14.13	5.79	35	14.16	5.81	0
	2007 [8]	10.00	14.13	0	10.00	14.16	0

A-23

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Europe 1.25x Strategy	2015	5.24	4.70	0	5.32	4.78	0
	2014	6.20	5.24	0	6.28	5.32	0
	2013	5.18	6.20	0	5.24	6.28	0
	2012	4.41	5.18	1,139	4.45	5.24	0
	2011	5.37	4.41	0	5.42	4.45	0
	2010	6.23	5.37	0	6.27	5.42	0
	2009	4.76	6.23	0	4.77	6.27	0
	2008	10.90	4.76	0	10.93	4.77	0
	2007 [8]	10.00	10.90	0	10.00	10.93	0
Rydex VIF Financial Services	2015	6.48	6.01	1,673	6.59	6.12	0
	2014	5.96	6.48	0	6.04	6.59	0
	2013	4.84	5.96	0	4.89	6.04	0
	2012	4.08	4.84	0	4.12	4.89	0
	2011	4.96	4.08	0	5.00	4.12	0
	2010	4.49	4.96	0	4.52	5.00	0
	2009	3.89	4.49	0	3.90	4.52	0
	2008	7.74	3.89	0	7.75	3.90	0
	2007 [8]	10.00	7.74	0	10.00	7.75	0
Rydex VIF Government Long Bond 1.2x Strategy	2015	14.75	13.52	3,229	14.99	13.77	0
	2014	11.34	14.75	3,996	11.50	14.99	0
	2013	14.36	11.34	0	14.53	11.50	0
	2012	14.42	14.36	0	14.57	14.53	0
	2011	10.55	14.42	0	10.63	14.57	0
	2010	9.92	10.55	0	9.98	10.63	0
	2009	14.99	9.92	0	15.05	9.98	0
	2008	10.71	14.99	0	10.73	15.05	0
	2007 [8]	10.00	10.71	0	10.00	10.73	0
Rydex VIF Health Care	2015	16.98	17.15	152	17.25	17.46	0
	2014	14.10	16.98	144	14.30	17.25	0
	2013	10.29	14.10	0	10.42	14.30	0
	2012	9.09	10.29	0	9.19	10.42	0
	2011	8.99	9.09	0	9.06	9.19	0
	2010	8.72	8.99	0	8.77	9.06	0
	2009	7.24	8.72	27	7.27	8.77	0
	2008	9.97	7.24	193	9.99	7.27	0
	2007 [8]	10.00	9.97	0	10.00	9.99	0
Rydex VIF High Yield Strategy	2015[7]	10.00	9.87	0	10.00	9.87	0
Rydex VIF Internet	2015	14.42	15.10	202	14.65	15.37	0
	2014	14.64	14.42	0	14.84	14.65	0
	2013	10.02	14.64	0	10.14	14.84	0
	2012	8.69	10.02	0	8.78	10.14	0
	2011	10.21	8.69	0	10.30	8.78	0
	2010	8.75	10.21	177	8.81	10.30	0
	2009	5.46	8.75	0	5.49	8.81	0
	2008	10.26	5.46	124	10.28	5.49	0
	2007 [8]	10.00	10.26	0	10.00	10.28	0

A-24

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Inverse Dow 2x Strategy	2015	1.07	0.95	0	1.09	0.97	0
	2014	1.42	1.07	0	1.44	1.09	0
	2013	2.62	1.42	0	2.66	1.44	0
	2012	3.50	2.62	0	3.54	2.66	0
	2011	4.97	3.50	0	5.01	3.54	0
	2010	7.39	4.97	0	7.43	5.01	0
	2009	13.81	7.39	0	13.87	7.43	0
	2008	8.89	13.81	0	8.91	13.87	0
	2007 [8]	10.00	8.89	0	10.00	8.91	0
Rydex VIF Inverse Government Long Bond Strategy	2015	2.94	2.81	0	2.99	2.86	0
	2014	4.06	2.94	0	4.12	2.99	0
	2013	3.65	4.06	0	3.69	4.12	0
	2012	4.02	3.65	0	4.06	3.69	0
	2011	5.99	4.02	0	6.04	4.06	0
	2010	7.11	5.99	0	7.15	6.04	0
	2009	6.16	7.11	0	6.19	7.15	0
	2008	9.14	6.16	0	9.16	6.19	0
	2007 [8]	10.00	9.14	0	10.00	9.16	0
Rydex VIF Inverse Mid‑Cap Strategy	2015	2.38	2.28	0	2.42	2.32	0
	2014	2.79	2.38	0	2.83	2.42	0
	2013	3.99	2.79	0	4.04	2.83	0
	2012	5.06	3.99	0	5.11	4.04	0
	2011	5.65	5.06	0	5.70	5.11	0
	2010	7.83	5.65	0	7.88	5.70	0
	2009	12.53	7.83	0	12.57	7.88	0
	2008	9.65	12.53	0	9.67	12.57	0
	2007 [8]	10.00	9.65	0	10.00	9.67	0
Rydex VIF Inverse NASDAQ‑100® Strategy	2015	2.08	1.75	6,282	2.11	1.78	0
	2014	2.64	2.08	5,647	2.68	2.11	0
	2013	3.86	2.64	5,425	3.91	2.68	0
	2012	4.91	3.86	2,701	4.96	3.91	2,475
	2011	5.65	4.91	146	5.70	4.96	0
	2010	7.43	5.65	0	7.48	5.70	0
	2009	6.10	7.43	0	12.89	7.48	0
	2008	8.98	6.10	118	9.00	12.89	0
	2007 [8]	10.00	8.98	0	10.00	9.00	0
Rydex VIF Inverse Russell 2000® Strategy	2015	2.32	2.25	0	2.36	2.29	0
	2014	2.64	2.32	0	2.67	2.36	0
	2013	3.95	2.64	0	4.00	2.67	0
	2012	4.99	3.95	0	5.04	4.00	0
	2011	5.60	4.99	0	5.64	5.04	0
	2010	8.01	5.60	0	8.05	5.64	0
	2009	12.34	8.01	0	12.39	8.05	0
	2008	10.25	12.34	0	10.27	12.39	0
	2007 [8]	10.00	10.25	0	10.00	10.27	0

A-25

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Inverse S&P 500 Strategy	2015	3.06	2.83	103,955	3.11	2.88	0
	2014	3.70	3.06	1,675	3.76	3.11	0
	2013	5.22	3.70	22,920	5.28	3.76	0
	2012	6.51	5.22	8,608	6.57	5.28	0
	2011	7.41	6.51	0	7.47	6.57	0
	2010	9.23	7.41	0	9.29	7.47	0
	2009	13.19	9.23	0	13.24	9.29	0
	2008	9.81	13.19	0	9.83	13.24	0
	2007 [8]	10.00	9.81	0	10.00	9.83	0
Rydex VIF Japan 2x Strategy	2015	7.37	7.97	0	7.48	8.11	0
	2014	9.01	7.37	0	9.14	7.48	0
	2013	5.98	9.01	0	6.05	9.14	0
	2012	5.15	5.98	0	5.20	6.05	0
	2011	7.50	5.15	0	7.56	5.20	0
	2010	6.71	7.50	0	6.75	7.56	0
	2009	5.62	6.71	439	5.67	6.75	0
	2008	8.67	5.62	281	8.69	5.67	0
	2007 [8]	10.00	8.67	0	10.00	8.69	0
Rydex VIF Leisure	2015	12.44	12.06	236	12.64	12.27	0
	2014	11.98	12.44	0	12.15	12.64	0
	2013	8.71	11.98	0	8.81	12.15	0
	2012	7.43	8.71	0	7.50	8.81	0
	2011	7.51	7.43	0	7.57	7.50	0
	2010	5.96	7.51	0	6.00	7.57	0
	2009	4.51	5.96	0	4.53	6.00	0
	2008	9.17	4.51	0	9.19	4.53	0
	2007 [8]	10.00	9.17	0	10.00	9.19	0
Rydex VIF Mid-Cap 1.5x Strategy	2015	13.98	12.77	1,974	14.21	13.00	0
	2014	12.93	13.98	335	13.11	14.21	0
	2013	8.91	12.93	325	9.02	13.11	0
	2012	7.42	8.91	449	7.49	9.02	0
	2011	8.31	7.42	625	8.37	7.49	0
	2010	6.25	8.31	881	6.29	8.37	0
	2009	4.25	6.25	204	4.26	6.29	0
	2008	9.73	4.25	128	9.75	4.26	0
	2007 [8]	10.00	9.73	0	10.00	9.75	0
Rydex VIF NASDAQ-100®	2015	16.84	17.60	3,235	17.11	17.92	0
	2014	14.84	16.84	1,482	15.05	17.11	0
	2013	11.41	14.84	2,166	11.54	15.05	0
	2012	10.11	11.41	0	10.21	11.54	0
	2011	10.25	10.11	0	10.33	10.21	0
	2010	8.95	10.25	352	9.00	10.33	0
	2009	6.10	8.95	163	6.12	9.00	0
	2008	10.86	6.10	118	10.88	6.12	0
	2007 [8]	10.00	10.86	0	10.00	10.88	0

A-26

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF NASDAQ-100® 2x Strategy	2015	23.78	26.34	2,277	24.17	26.81	0
	2014	18.02	23.78	2,920	18.27	24.17	0
	2013	10.35	18.02	0	10.47	18.27	0
	2012	7.99	10.35	0	8.07	10.47	0
	2011	8.32	7.99	0	8.39	8.07	0
	2010	6.29	8.32	0	6.33	8.39	0
	2009	2.99	6.29	348	3.00	6.33	0
	2008	11.30	2.99	472	11.32	3.00	0
	2007 [8]	10.00	11.30	0	10.00	11.32	0
Rydex VIF Nova	2015	12.00	11.51	4,719	12.19	11.71	0
	2014	10.47	12.00	0	10.62	12.19	0
	2013	7.27	10.47	0	7.36	10.62	0
	2012	6.16	7.27	0	6.22	7.36	0
	2011	6.45	6.16	787	6.50	6.22	0
	2010	5.57	6.45	828	5.60	6.50	0
	2009	4.25	5.57	570	4.27	5.60	0
	2008	9.66	4.25	277	9.68	4.27	0
	2007 [8]	10.00	9.66	0	10.00	9.68	0
Rydex VIF Precious Metals	2015	3.93	2.64	1,884	4.00	2.69	106
	2014	4.92	3.93	20,882	4.99	4.00	1,468
	2013	9.46	4.92	27,163	9.57	4.99	1,447
	2012	10.21	9.46	2,373	10.31	9.57	1,835
	2011	13.92	10.21	199	14.03	10.31	1,921
	2010	10.44	13.92	287	10.50	14.03	2,016
	2009	7.23	10.44	11	7.26	10.50	0
	2008	12.19	7.23	0	12.21	7.26	0
	2007 [8]	10.00	12.19	0	10.00	12.21	0
Rydex VIF Real Estate	2015	8.35	7.86	385	8.48	8.00	0
	2014	7.14	8.35	4,573	7.24	8.48	0
	2013	7.11	7.14	0	7.20	7.24	0
	2012	6.22	7.11	0	6.28	7.20	0
	2011	6.30	6.22	0	6.35	6.28	0
	2010	5.22	6.30	0	5.25	6.35	0
	2009	4.31	5.22	0	4.33	5.25	0
	2008	7.65	4.31	0	7.66	4.33	0
	2007 [8]	10.00	7.65	0	10.00	7.66	0
Rydex VIF Retailing	2015	14.02	13.36	1,093	14.25	13.61	0
	2014	13.36	14.02	2,496	13.54	14.25	0
	2013	10.18	13.36	1,989	10.30	13.54	0
	2012	9.02	10.18	0	9.11	10.30	0
	2011	8.87	9.02	261	8.94	9.11	0
	2010	7.34	8.87	0	7.38	8.94	0
	2009	5.27	7.34	0	5.29	7.38	0
	2008	8.13	5.27	0	8.14	5.29	0
	2007 [8]	10.00	8.13	0	10.00	8.14	0

A-27

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Russell 2000® 1.5x Strategy	2015	11.06	9.71	0	11.23	9.89	0
	2014	10.97	11.06	0	11.13	11.23	0
	2013	7.16	10.97	0	7.25	11.13	0
	2012	6.07	7.16	0	6.13	7.25	0
	2011	7.16	6.07	781	7.21	6.13	0
	2010	5.37	7.16	251	5.41	7.21	0
	2009	4.17	5.37	226	4.19	5.41	0
	2008	8.88	4.17	0	8.89	4.19	0
	2007 [8]	10.00	8.88	0	10.00	8.89	0
Rydex VIF Russell 2000® 2x Strategy	2015	9.04	7.58	0	9.19	7.72	0
	2014	8.89	9.04	0	9.02	9.19	0
	2013	4.96	8.89	0	5.02	9.02	0
	2012	3.97	4.96	616	4.01	5.02	0
	2011	5.10	3.97	0	5.14	4.01	0
	2010	3.56	5.10	0	3.58	5.14	0
	2009	2.71	3.56	0	2.72	3.58	0
	2008	8.30	2.71	346	8.32	2.72	0
	2007 [8]	10.00	8.30	0	10.00	8.32	0
Rydex VIF S&P 500 2x Strategy	2015	11.55	10.98	0	11.74	11.18	0
	2014	9.59	11.55	3,765	9.73	11.74	0
	2013	5.88	9.59	0	5.96	9.73	0
	2012	4.71	5.88	486	4.76	5.96	0
	2011	5.07	4.71	0	5.11	4.76	0
	2010	4.19	5.07	0	4.21	5.11	0
	2009	2.96	4.19	0	2.97	4.21	0
	2008	9.56	2.96	0	9.58	2.97	0
	2007 [8]	10.00	9.56	0	10.00	9.58	0
Rydex VIF S&P 500 Pure Growth	2015	15.49	15.13	12,813	15.74	15.40	0
	2014	14.26	15.49	2,930	14.46	15.74	461
	2013	10.45	14.26	2,663	10.57	14.46	447
	2012	9.54	10.45	0	9.64	10.57	0
	2011	9.99	9.54	3,331	10.07	9.64	0
	2010	8.27	9.99	182	8.32	10.07	0
	2009	5.81	8.27	172	5.84	8.32	0
	2008	10.00	5.81	0	10.02	5.84	0
	2007 [8]	10.00	10.00	0	10.00	10.02	0
Rydex VIF S&P 500 Pure Value	2015	12.83	11.23	133	13.04	11.44	0
	2014	11.97	12.83	6,530	12.14	13.04	0
	2013	8.53	11.97	617	8.63	12.14	0
	2012	7.22	8.53	0	7.30	8.63	0
	2011	7.72	7.22	4,430	7.78	7.30	0
	2010	6.64	7.72	0	6.68	7.78	0
	2009	4.55	6.64	221	4.56	6.68	0
	2008	9.16	4.55	0	9.18	4.56	0
	2007 [8]	10.00	9.16	0	10.00	9.18	0

A-28

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF S&P MidCap 400 Pure Growth	2015	16.17	15.82	245	16.43	16.11	0
	2014	17.00	16.17	327	17.24	16.43	0
	2013	13.12	17.00	231	13.28	17.24	0
	2012	11.71	13.12	0	11.82	13.28	0
	2011	12.20	11.71	0	12.29	11.82	0
	2010	9.52	12.20	0	9.58	12.29	0
	2009	6.28	9.52	0	6.31	9.58	0
	2008	10.19	6.28	0	10.21	6.31	0
	2007 [8]	10.00	10.19	0	10.00	10.21	0
Rydex VIF S&P MidCap 400 Pure Value	2015	11.80	10.04	0	11.99	10.23	0
	2014	11.44	11.80	0	11.60	11.99	0
	2013	8.72	11.44	0	8.83	11.60	0
	2012	7.72	8.72	0	7.79	8.83	0
	2011	8.60	7.72	0	8.67	7.79	0
	2010	7.41	8.60	0	7.45	8.67	0
	2009	4.94	7.41	149	4.96	7.45	0
	2008	9.07	4.94	0	9.09	4.96	0
	2007 [8]	10.00	9.07	0	10.00	9.09	0
Rydex VIF S&P SmallCap 600 Pure Growth	2015	13.51	13.00	5,363	13.73	13.24	0
	2014	13.98	13.51	819	14.18	13.73	0
	2013	10.24	13.98	3,337	10.37	14.18	0
	2012	9.58	10.24	792	9.68	10.37	2,779
	2011	9.58	9.58	0	9.66	9.68	0
	2010	7.91	9.58	0	7.96	9.66	3,490
	2009	6.11	7.91	0	6.14	7.96	0
	2008	9.63	6.11	0	9.65	6.14	0
	2007 [8]	10.00	9.63	0	10.00	9.65	0
Rydex VIF S&P SmallCap 600 Pure Value	2015	10.89	9.10	1,747	11.07	9.26	0
	2014	11.13	10.89	1,563	11.29	11.07	0
	2013	8.07	11.13	2,260	8.16	11.29	0
	2012	6.94	8.07	370	7.00	8.16	0
	2011	7.93	6.94	0	7.99	7.00	0
	2010	6.56	7.93	0	6.60	7.99	0
	2009	4.18	6.56	0	4.20	6.60	0
	2008	7.66	4.18	0	7.68	4.20	0
	2007 [8]	10.00	7.66	0	10.00	7.68	0
Rydex VIF Strengthening Dollar 2x Strategy	2015	5.93	6.49	0	6.02	6.61	0
	2014	4.99	5.93	0	5.06	6.02	0
	2013	5.32	4.99	0	5.39	5.06	0
	2012	5.88	5.32	0	5.94	5.39	0
	2011	6.36	5.88	0	6.41	5.94	0
	2010	6.89	6.36	0	6.94	6.41	0
	2009	8.48	6.89	0	8.51	6.94	0
	2008	8.31	8.48	0	8.33	8.51	0
	2007 [8]	10.00	8.31	0	10.00	8.33	0

A-29

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Technology	2015	11.77	11.49	0	11.96	11.70	0
	2014	11.04	11.77	247	11.20	11.96	0
	2013	8.44	11.04	0	8.55	11.20	0
	2012	7.81	8.44	0	7.88	8.55	0
	2011	8.90	7.81	264	8.97	7.88	0
	2010	8.22	8.90	0	8.27	8.97	0
	2009	5.47	8.22	0	5.49	8.27	0
	2008	10.37	5.47	0	10.39	5.49	0
	2007 [8]	10.00	10.37	0	10.00	10.39	0
Rydex VIF Telecommunications	2015	7.10	6.40	0	7.21	6.51	0
	2014	7.16	7.10	0	7.26	7.21	0
	2013	6.31	7.16	0	6.39	7.26	0
	2012	6.23	6.31	0	6.29	6.39	0
	2011	7.53	6.23	0	7.59	6.29	0
	2010	6.81	7.53	0	6.85	7.59	0
	2009	5.48	6.81	0	5.50	6.85	0
	2008	10.37	5.48	0	10.39	5.50	0
	2007 [8]	10.00	10.37	0	10.00	10.39	0
Rydex VIF Transportation	2015	13.82	11.47	0	14.05	11.68	0
	2014	11.65	13.82	0	11.82	14.05	0
	2013	8.01	11.65	0	8.10	11.82	0
	2012	7.05	8.01	0	7.12	8.10	0
	2011	8.21	7.05	0	8.27	7.12	0
	2010	6.84	8.21	0	6.88	8.27	0
	2009	6.03	6.84	0	6.06	6.88	0
	2008	8.35	6.03	91	8.37	6.06	0
	2007 [8]	10.00	8.35	0	10.00	8.37	0
Rydex VIF U.S. Government Money Market	2015	7.96	7.69	133,914	8.09	7.83	396
	2014	8.24	7.96	85,377	8.36	8.09	5,512
	2013	8.53	8.24	139,544	8.64	8.36	5,430
	2012	8.83	8.53	244,709	8.92	8.64	5,349
	2011	9.14	8.83	12,990	9.22	8.92	11,435
	2010	9.47	9.14	4,279	9.52	9.22	14,382
	2009	9.79	9.47	15,410	9.83	9.52	21,855
	2008	10.02	9.79	0	10.04	9.83	6,992
	2007 [8]	10.00	10.02	0	10.00	10.04	0
Rydex VIF Utilities	2015	12.25	10.96	1,348	12.45	11.16	0
	2014	10.32	12.25	0	10.46	12.45	0
	2013	9.40	10.32	0	9.51	10.46	0
	2012	9.62	9.40	0	9.72	9.51	0
	2011	8.56	9.62	0	8.63	9.72	0
	2010	8.29	8.56	0	8.34	8.63	0
	2009	7.54	8.29	0	7.57	8.34	0
	2008	11.09	7.54	0	11.11	7.57	0
	2007 [8]	10.00	11.09	0	10.00	11.11	0

A-30

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Weakening Dollar 2x Strategy	2015	6.02	4.84	0	6.12	4.93	0
	2014	7.98	6.02	0	8.10	6.12	0
	2013	8.50	7.98	0	8.60	8.10	0
	2012	8.73	8.50	0	8.82	8.60	0
	2011	9.39	8.73	0	9.46	8.82	0
	2010	10.29	9.39	0	10.35	9.46	0
	2009	9.99	10.29	0	10.03	10.35	0
	2008	11.79	9.99	0	11.81	10.03	0
	2007 [8]	10.00	11.79	0	10.00	11.81	0
SEI VP Balanced Strategy	2015	9.93	9.27	0	9.94	9.30	0
	2014[5]	10.00	9.93	0	10.00	9.94	0
SEI VP Conservative Strategy	2015	9.89	9.51	0	9.90	9.54	0
	2014[5]	10.00	9.89	0	10.00	9.90	0
SEI VP Defensive Strategy	2015	9.81	9.43	289	9.82	9.46	0
	2014[5]	10.00	9.81	0	10.00	9.82	0
SEI VP Market Growth Strategy	2015	9.95	9.26	4,185	9.96	9.29	0
	2014[5]	10.00	9.95	0	10.00	9.96	0
SEI VP Market Plus Strategy	2015	10.02	9.31	0	10.04	9.34	0
	2014[5]	10.00	10.02	0	10.00	10.04	0
SEI VP Moderate Strategy	2015	10.00	9.54	0	10.01	9.57	0
	2014[5]	10.00	10.00	0	10.00	10.01	0
T. Rowe Price Blue Chip Growth	2015	15.15	16.22	5,285	15.27	16.37	0
	2014	14.41	15.15	4,659	14.49	15.27	0
	2013	10.59	14.41	1,392	10.63	14.49	0
	2012	9.30	10.59	1,091	9.31	10.63	0
	2011[2]	10.00	9.30	0	10.00	9.31	0
T. Rowe Price Equity Income	2015	13.25	11.89	57,297	13.35	12.00	0
	2014	12.80	13.25	53,046	12.87	13.35	0
	2013	10.24	12.80	43,047	10.28	12.87	0
	2012	9.07	10.24	16,745	9.08	10.28	0
	2011[2]	10.00	9.07	0	10.00	9.08	0
T. Rowe Price Health Sciences	2015	22.14	24.06	5,298	22.31	24.29	837
	2014	17.47	22.14	5,556	17.56	22.31	257
	2013	12.01	17.47	0	12.05	17.56	249
	2012	9.49	12.01	0	9.50	12.05	0
	2011[2]	10.00	9.49	0	10.00	9.50	0
T. Rowe Price Limited‑Term Bond	2015	9.09	8.79	33,945	9.16	8.87	0
	2014	9.37	9.09	35,672	9.43	9.16	0
	2013	9.71	9.37	42,322	9.75	9.43	0
	2012	9.82	9.71	11,374	9.83	9.75	0
	2011[2]	10.00	9.82	0	10.00	9.83	0
Templeton Developing Markets VIP Fund	2015	14.70	11.41	6,679	14.88	11.58	138
	2014	16.61	14.70	13,339	16.78	14.88	2,852
	2013	17.35	16.61	10,092	17.49	16.78	2,796
	2012	15.87	17.35	676	15.97	17.49	2,108
	2011	19.52	15.87	0	19.60	15.97	0
	2010	17.18	19.52	0	17.22	19.60	1,183
	2009	10.30	17.18	0	10.31	17.22	0
	2008[1]	10.00	10.30	0	10.00	10.31	0

A-31

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Templeton Foreign VIP Fund	2015	15.03	13.58	13,083	15.22	13.77	0
	2014	17.51	15.03	15,999	17.69	15.22	0
	2013	14.74	17.51	6,966	14.86	17.69	0
	2012	12.90	14.74	0	12.99	14.86	0
	2011	14.94	12.90	0	15.01	12.99	0
	2010	14.27	14.94	0	14.30	15.01	0
	2009	10.78	14.27	0	10.78	14.30	0
	2008[1]	10.00	10.78	0	10.00	10.78	0
Templeton Global Bond VIP Fund	2015	10.07	9.31	24,035	10.15	9.40	0
	2014	10.24	10.07	17,298	10.29	10.15	0
	2013	10.43	10.24	2,965	10.46	10.29	0
	2012	9.38	10.43	0	9.39	10.46	0
	2011[2]	10.00	9.38	0	10.00	9.39	0
Templeton Growth VIP Fund	2015	11.74	10.61	0	11.83	10.71	0
	2014	12.50	11.74	509	12.57	11.83	0
	2013	9.89	12.50	0	9.93	12.57	0
	2012	8.46	9.89	0	8.47	9.93	0
	2011[2]	10.00	8.46	0	10.00	8.47	0
Third Avenue Value	2015	10.48	9.22	0	10.56	9.31	0
	2014	10.39	10.48	0	10.45	10.56	0
	2013	9.04	10.39	0	9.07	10.45	0
	2012	7.35	9.04	0	7.36	9.07	0
	2011[2]	10.00	7.35	0	10.00	7.36	0
Transparent Value Directional Allocation VI	2015	9.40	8.83	1,061	9.41	8.86	0
	2014[6]	10.00	9.40	1,030	10.00	9.41	0
VanEck VIP Global Gold (formerly Van Eck VIP Global Gold )	2015	6.95	5.09	1,482	6.98	5.12	0
	2014	7.66	6.95	0	7.67	6.98	0
	2013[4]	10.00	7.66	0	10.00	7.67	0
VanEck VIP Global Hard Assets (formerly Van Eck VIP Global Hard Assets )	2015	6.16	3.95	13,946	6.20	3.99	0
	2014	7.90	6.16	13,366	7.95	6.20	0
	2013	7.42	7.90	3,035	7.44	7.95	0
	2012	7.45	7.42	0	7.46	7.44	0
	2011[2]	10.00	7.45	0	10.00	7.46	0
Vanguard® VIF Balanced	2015[7]	10.00	9.77	0	10.00	9.78	0
Vanguard® VIF Capital Growth	2015[7]	10.00	9.82	0	10.00	9.82	0
Vanguard® VIF Conservative Allocation	2015[7]	10.00	9.84	0	10.00	9.84	0
Vanguard® VIF Diversified Value	2015[7]	10.00	9.69	0	10.00	9.70	0
Vanguard® VIF Equity Income	2015[7]	10.00	9.78	0	10.00	9.78	0
Vanguard® VIF Equity Index	2015[7]	10.00	9.74	0	10.00	9.75	0
Vanguard® VIF Growth	2015[7]	10.00	9.88	0	10.00	9.88	0
Vanguard® VIF High Yield Bond	2015[7]	10.00	9.77	0	10.00	9.78	0
Vanguard® VIF International	2015[7]	10.00	9.70	0	10.00	9.70	0
Vanguard® VIF Mid-Cap Index	2015[7]	10.00	9.73	0	10.00	9.74	0
Vanguard® VIF Moderate Allocation	2015[7]	10.00	9.79	0	10.00	9.79	0
Vanguard® VIF REIT Index	2015[7]	10.00	10.14	0	10.00	10.14	0
Vanguard® VIF Short Term Investment Grade	2015[7]	10.00	9.91	0	10.00	9.91	0

A-32

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Vanguard® VIF Small Company Growth	2015[7]	10.00	9.70	0	10.00	9.70	0
Vanguard® VIF Total Bond Market Index	2015[7]	10.00	9.92	0	10.00	9.93	0
Vanguard® VIF Total Stock Market Index	2015[7]	10.00	9.73	0	10.00	9.73	0
Virtus Equity Trend (formerly Virtus Premium AlphaSector™ Series )	2015	11.16	9.77	996	11.19	9.83	0
	2014	11.30	11.16	1,716	11.31	11.19	0
	2013[4]	10.00	11.30	938	10.00	11.31	0
Virtus International Series	2015	9.18	7.94	18,533	9.21	7.98	0
	2014	9.89	9.18	18,155	9.90	9.21	0
	2013[4]	10.00	9.89	9,440	10.00	9.90	0
Virtus Multi-Sector Fixed Income Series	2015	9.51	9.07	4,264	9.54	9.12	0
	2014	9.66	9.51	943	9.67	9.54	0
	2013[4]	10.00	9.66	0	10.00	9.67	0
Virtus Real Estate Securities Series	2015	11.19	11.06	12,247	11.22	11.12	0
	2014	8.80	11.19	10,294	8.81	11.22	0
	2013[4]	10.00	8.80	2,495	10.00	8.81	0
Virtus Small-Cap Growth Series	2015	11.29	10.98	0	11.30	11.02	0
	2014[5]	10.00	11.29	0	10.00	11.30	0
Virtus Strategic Allocation Series	2015	11.35	10.37	0	11.38	10.43	0
	2014	10.92	11.35	0	10.94	11.38	0
	2013[4]	10.00	10.92	0	10.00	10.94	0
Voya MidCap Opportunities Portfolio	2015	12.43	12.02	0	12.48	12.10	0
	2014	11.87	12.43	0	11.89	12.48	0
	2013[3]	10.00	11.87	0	10.00	11.89	0
VY Clarion Global Real Estate Portfolio	2015	10.82	10.26	220	12.00	10.32	0
	2014	9.86	10.82	456	9.87	12.00	0
	2013[3]	10.00	9.86	0	10.00	9.87	0
VY Clarion Real Estate Portfolio	2015	11.96	11.87	896	10.86	11.94	0
	2014	9.54	11.96	0	9.56	10.86	0
	2013[3]	10.00	9.54	0	10.00	9.56	0
Wells Fargo International Equity VT (formerly Wells Fargo Advantage International Equity VT )	2015	9.41	9.26	0	9.49	9.35	0
	2014	10.30	9.41	0	10.35	9.49	0
	2013	8.92	10.30	0	8.95	10.35	0
	2012	8.13	8.92	0	8.15	8.95	0
	2011[2]	10.00	8.13	0	10.00	8.15	0
Wells Fargo Omega Growth VT (formerly Wells Fargo Advantage Omega Growth VT )	2015	13.35	13.07	0	13.45	13.19	122
	2014	13.30	13.35	0	13.37	13.45	1,687
	2013	9.84	13.30	0	9.88	13.37	1,662
	2012	8.46	9.84	0	8.47	9.88	1,638
	2011[2]	10.00	8.46	0	10.00	8.47	0

A-33

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Wells Fargo Opportunity VT (formerly Wells Fargo Advantage Opportunity VT )	2015	13.76	12.88	266	13.98	13.12	0
	2014	12.90	13.76	0	13.08	13.98	343
	2013	10.22	12.90	0	10.34	13.08	333
	2012	9.16	10.22	0	9.25	10.34	1,248
	2011	10.03	9.16	0	10.11	9.25	0
	2010	8.39	10.03	0	8.44	10.11	0
	2009	5.88	8.39	0	9.50	8.44	0
	2008	10.15	5.88	0	10.17	5.90	0
	2007 [8]	10.00	10.15	0	10.00	10.17	0
Western Asset Variable Global High Yield Bond	2015	9.60	8.71	0	9.64	8.76	0
	2014	10.09	9.60	0	10.11	9.64	0
	2013[3]	10.00	10.09	0	10.00	10.11	0
1 For the period November 17, 2008 (date of inception) to December 31, 2008.
2 For the period April 18, 2011 (date of inception) to December 31, 2011
3.    For the period February 1, 2013 (the date first publicly offered) to December 31, 2013.
4.    For the period May 1, 2013 (the date first publicly offered) to December 31, 2013.
5.    For the period May 1, 2014 (the date first publicly offered) to December 31, 2014.
6 For the period July 1, 2014 (the date first publicly offered) to December 31, 2014.
7   For the period November 20, 2015 (the date first publicly offered) to December 31, 2015.
8   For the period July 26, 2007 (date of inception) to December 31, 2007.

A-34

Prospectus
May 1, 2016
ELITEDESIGNS® VARIABLE ANNUITY

Important Privacy
Notice Included

See Back Cover

Variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York and offered by Security Distributors, LLC

V7013B (PRS) 32-70130-02 2016/05/01

ELITEDESIGNS® VARIABLE ANNUITY
(for Contracts issued on or after April 18, 2011)
Individual Flexible Purchase PaymentDeferred Variable Annuity Contract
Issued By: First Security Benefit Life Insurance and Annuity Company of New York 350 Park Avenue, 14th Floor New York, NY 10022 1-800-350-4570	Mailing Address: First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-888-2461
This Prospectus describes the EliteDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the "Contract") offered by First Security Benefit Life Insurance and Annuity Company of New York (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current contract owners.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called Variable Annuity Account A. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Underlying Funds currently available under the Contract are:1
•	7Twelve™ Balanced Portfolio
•	AB VPS Dynamic Asset Allocation
•	AB VPS Global Thematic Growth
•	AB VPS Growth and Income
•	AB VPS Small/Mid Cap Value
•	Adaptive Allocation Portfolio
•	Alger Capital Appreciation
•	Alger Large Cap Growth
•	ALPS/Alerian Energy Infrastructure
•	American Century VP Income & Growth
•	American Century VP Inflation Protection
•	American Century VP International
•	American Century VP Value
•	American Funds IS® Asset Allocation
•	American Funds IS® Blue Chip Income and Growth
•	American Funds IS® Global Bond
•	American Funds IS® Global Growth
•	American Funds IS® Global Growth and Income
•	American Funds IS® Global Small Capitalization
•	American Funds IS® Growth
•	American Funds IS® Growth-Income
•	American Funds IS® International
•	American Funds IS® International Growth and Income
•	American Funds IS® Mortgage
•	American Funds IS® New World
•	American Funds IS® U.S. Government/ AAA‑Rated Securities
•	BlackRock Basic Value V.I.
•	BlackRock Capital Appreciation V.I.
•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock Global Opportunities V.I.
•	BlackRock High Yield V.I.
•	BlackRock Large Cap Core V.I.
•	BlackRock Large Cap Growth V.I.
•	Deutsche Capital Growth VIP
•	Deutsche Core Equity VIP
•	Deutsche Global Growth VIP
•	Deutsche Global Small Cap VIP
•	Deutsche Government & Agency Securities VIP

The Securities and Exchange Commission has not approved or disapproved these securities or deter-mined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

An Underlying Fund Prospectus will be provided upon receipt of your first Purchase Payment into an Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1‑800‑888‑2461.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2016

V7013B (PRS)	Protected by U.S. Patent No. 7,251,623 B1.	32-70130-02 2016/05/01

•	Deutsche High Income VIP
•	Deutsche Large Cap Value VIP
•	Deutsche Small Mid Cap Value VIP
•	Dreyfus IP Small Cap Stock Index
•	Dreyfus IP Technology Growth
•	Dreyfus Stock Index
•	Dreyfus VIF Appreciation
•	Dreyfus VIF International Value
•	Eaton Vance VT Floating-Rate Income
•	Eaton Vance VT Large-Cap Value
•	Federated Fund for U.S. Government Securities II
•	Federated High Income Bond II
•	Fidelity® VIP Balanced
•	Fidelity® VIP Contrafund®
•	Fidelity® VIP Disciplined Small Cap
•	Fidelity® VIP Emerging Markets
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Growth Opportunities
•	Fidelity® VIP High Income
•	Fidelity® VIP Index 500
•	Fidelity® VIP Investment-Grade Bond
•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Overseas
•	Fidelity® VIP Real Estate
•	Fidelity® VIP Strategic Income
•	FormulaFolios US Equity Portfolio
•	Franklin Flex Cap Growth VIP Fund
•	Franklin Growth and Income VIP Fund
•	Franklin High Income VIP Fund
•	Franklin Income VIP Fund
•	Franklin Large Cap Growth VIP Fund
•	Franklin Mutual Global Discovery VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Franklin Rising Dividends VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Franklin Small-Mid Cap Growth VIP Fund
•	Franklin Strategic Income VIP Fund
•	Franklin U.S. Government Securities VIP Fund
•	Goldman Sachs VIT Growth Opportunities
•	Goldman Sachs VIT High Quality Floating Rate
•	Goldman Sachs VIT Large Cap Value
•	Goldman Sachs VIT Mid Cap Value
•	Goldman Sachs VIT Small Cap Equity Insights
•	Goldman Sachs VIT Strategic Growth
•	Goldman Sachs VIT Strategic International Equity
•	Guggenheim VIF All Cap Value
•	Guggenheim VIF CLS AdvisorOne Global Diversified Equity
•	Guggenheim VIF CLS AdvisorOne Global Growth
•	Guggenheim VIF CLS AdvisorOne Growth and Income
•	Guggenheim VIF Floating Rate Strategies
•	Guggenheim VIF Global Managed Futures Strategy
•	Guggenheim VIF High Yield
•	Guggenheim VIF Large Cap Value
•	Guggenheim VIF Long Short Equity
•	Guggenheim VIF Macro Opportunities
•	Guggenheim VIF Managed Asset Allocation
•	Guggenheim VIF Mid Cap Value
•	Guggenheim VIF Multi-Hedge Strategies
•	Guggenheim VIF Small Cap Value
•	Guggenheim VIF StylePlus Large Core
•	Guggenheim VIF StylePlus Large Growth
•	Guggenheim VIF StylePlus Mid Growth
•	Guggenheim VIF StylePlus Small Growth
•	Guggenheim VIF Total Return Bond
•	Guggenheim VIF World Equity Income
•	Invesco V.I. American Franchise
•	Invesco V.I. American Value
•	Invesco V.I. Balanced-Risk Allocation
•	Invesco V.I. Comstock
•	Invesco V.I. Core Equity
•	Invesco V.I. Equity and Income
•	Invesco V.I. Global Core Equity
•	Invesco V.I. Global Health Care
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Securities
•	Invesco V.I. Growth and Income
•	Invesco V.I. High Yield
•	Invesco V.I. International Growth
•	Invesco V.I. Managed Volatility
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Mid Cap Growth
•	Invesco V.I. S&P 500 Index
•	Invesco V.I. Small Cap Equity
•	Ivy Funds VIP Asset Strategy
•	Ivy Funds VIP Balanced
•	Ivy Funds VIP Core Equity
•	Ivy Funds VIP Dividend Opportunities
•	Ivy Funds VIP Energy
•	Ivy Funds VIP Global Bond
•	Ivy Funds VIP Global Growth
•	Ivy Funds VIP Global Natural Resources
•	Ivy Funds VIP Growth
•	Ivy Funds VIP High Income
•	Ivy Funds VIP International Core Equity
•	Ivy Funds VIP Limited-Term Bond
•	Ivy Funds VIP Mid Cap Growth
•	Ivy Funds VIP Real Estate Securities
•	Ivy Funds VIP Science and Technology
•	Ivy Funds VIP Small Cap Growth
•	Ivy Funds VIP Small Cap Value
•	Ivy Funds VIP Value
•	Janus Aspen Enterprise
•	Janus Aspen Forty
•	Janus Aspen Janus Portfolio
•	Janus Aspen Overseas
•	Janus Aspen Perkins Mid Cap Value

2

•	JPMorgan Insurance Trust Core Bond Portfolio
•	JPMorgan Insurance Trust Intrepid MidCap Portfolio
•	JPMorgan Insurance Trust Small Cap Core Portfolio
•	JPMorgan Insurance Trust US Equity Portfolio
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Calibrated Dividend Growth VC
•	Lord Abbett Series Classic Stock VC
•	Lord Abbett Series Developing Growth VC
•	Lord Abbett Series Fundamental Equity VC
•	Lord Abbett Series Growth and Income VC
•	Lord Abbett Series Growth Opportunities VC
•	Lord Abbett Series Mid Cap Stock VC
•	Lord Abbett Series Total Return VC
•	Lord Abbett Series Value Opportunities VC
•	MFS® VIT Emerging Markets Equity
•	MFS® VIT Global Tactical Allocation
•	MFS® VIT High Yield
•	MFS® VIT II MA Investors Growth Stock
•	MFS® VIT II Research International
•	MFS® VIT International Value
•	MFS® VIT Investors Trust
•	MFS® VIT New Discovery
•	MFS® VIT Research
•	MFS® VIT Total Return
•	MFS® VIT Total Return Bond
•	MFS® VIT Utilities
•	Morgan Stanley UIF Emerging Markets Debt
•	Morgan Stanley UIF Emerging Markets Equity
•	Morningstar Aggressive Growth ETF Asset Allocation Portfolio (formerly Ibbotson Aggressive Growth ETF Asset Allocation)
•	Morningstar Balanced ETF Asset Allocation Portfolio (formerly Ibbotson Balanced ETF Asset Allocation)
•	Morningstar Conservative ETF Asset Allocation Portfolio (formerly Ibbotson Conservative ETF Asset Allocation)
•	Morningstar Growth ETF Asset Allocation Portfolio (formerly Ibbotson Growth ETF Asset Allocation)
•	Morningstar Income and Growth ETF Asset Allocation Portfolio (formerly Ibbotson Income and Growth ETF Asset Allocation )
•	Neuberger Berman AMT Guardian
•	Neuberger Berman AMT Socially Responsive
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Foreign Bond (Unhedged)
•	PIMCO VIT Global Bond (Unhedged)
•	PIMCO VIT Global Multi‑Asset Managed Allocation
•	PIMCO VIT High Yield
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Short-Term
•	PIMCO VIT Total Return
•	Pioneer Bond VCT
•	Pioneer Emerging Markets VCT
•	Pioneer Equity Income VCT
•	Pioneer High Yield VCT
•	Pioneer Real Estate Shares VCT
•	Pioneer Strategic Income VCT
•	Power Income VIT
•	Probabilities Fund
•	Putnam VT Absolute Return 500
•	Putnam VT Capital Opportunities
•	Putnam VT Diversified Income
•	Putnam VT Equity Income
•	Putnam VT Global Asset Allocation
•	Putnam VT Growth Opportunities
•	Putnam VT High Yield
•	Putnam VT Income
•	Putnam VT Investors
•	Putnam VT Voyager
•	Redwood Managed Volatility
•	Rydex VIF Banking
•	Rydex VIF Basic Materials
•	Rydex VIF Biotechnology
•	Rydex VIF Commodities Strategy
•	Rydex VIF Consumer Products
•	Rydex VIF Dow 2x Strategy
•	Rydex VIF Electronics
•	Rydex VIF Energy
•	Rydex VIF Energy Services
•	Rydex VIF Europe 1.25x Strategy
•	Rydex VIF Financial Services
•	Rydex VIF Government Long Bond 1.2x Strategy
•	Rydex VIF Health Care
•	Rydex VIF High Yield Strategy
•	Rydex VIF Internet
•	Rydex VIF Inverse Dow 2x Strategy
•	Rydex VIF Inverse Government Long Bond Strategy
•	Rydex VIF Inverse Mid-Cap Strategy
•	Rydex VIF Inverse NASDAQ-100® Strategy
•	Rydex VIF Inverse Russell 2000® Strategy
•	Rydex VIF Inverse S&P 500 Strategy
•	Rydex VIF Japan 2x Strategy
•	Rydex VIF Leisure
•	Rydex VIF Mid-Cap 1.5x Strategy
•	Rydex VIF NASDAQ-100®
•	Rydex VIF NASDAQ-100® 2x Strategy
•	Rydex VIF Nova
•	Rydex VIF Precious Metals
•	Rydex VIF Real Estate
•	Rydex VIF Retailing

3

•	Rydex VIF Russell 2000® 1.5x Strategy
•	Rydex VIF Russell 2000® 2x Strategy
•	Rydex VIF S&P 500 2x Strategy
•	Rydex VIF S&P 500 Pure Growth
•	Rydex VIF S&P 500 Pure Value
•	Rydex VIF S&P MidCap 400 Pure Growth
•	Rydex VIF S&P MidCap 400 Pure Value
•	Rydex VIF S&P SmallCap 600 Pure Growth
•	Rydex VIF S&P SmallCap 600 Pure Value
•	Rydex VIF Strengthening Dollar 2x Strategy
•	Rydex VIF Technology
•	Rydex VIF Telecommunications
•	Rydex VIF Transportation
•	Rydex VIF U.S. Government Money Market
•	Rydex VIF Utilities
•	Rydex VIF Weakening Dollar 2x Strategy
•	SEI VP Balanced Strategy
•	SEI VP Conservative Strategy
•	SEI VP Defensive Strategy
•	SEI VP Market Growth Strategy
•	SEI VP Market Plus Strategy
•	SEI VP Moderate Strategy
•	T. Rowe Price Blue Chip Growth
•	T. Rowe Price Equity Income
•	T. Rowe Price Health Sciences
•	T. Rowe Price Limited-Term Bond
•	Templeton Developing Markets VIP Fund
•	Templeton Foreign VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund
•	Third Avenue Value
•	VA Global Bond Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA Global Bond Portfolio")
•	VA International Small Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA International Small Portfolio")
•	VA International Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA International Value Portfolio")
•	VA Short-Term Fixed Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA Short-Term Fixed Portfolio")
•	VA U.S. Large Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA U.S. Large Value Portfolio")
•	VA U.S. Targeted Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA U.S. Targeted Value Portfolio")
•	VanEck VIP Global Gold (formerly Van Eck VIP Global Gold)
•	VanEck VIP Global Hard Assets (formerly Van Eck VIP Global Hard Assets)
•	Vanguard® VIF Balanced
•	Vanguard® VIF Capital Growth
•	Vanguard® VIF Conservative Allocation
•	Vanguard® VIF Diversified Value
•	Vanguard® VIF Equity Income
•	Vanguard® VIF Equity Index
•	Vanguard® VIF Growth
•	Vanguard® VIF High Yield Bond
•	Vanguard® VIF International
•	Vanguard® VIF Mid-Cap Index
•	Vanguard® VIF Moderate Allocation
•	Vanguard® VIF REIT Index
•	Vanguard® VIF Short Term Investment Grade
•	Vanguard® VIF Small Company Growth
•	Vanguard® VIF Total Bond Market Index
•	Vanguard® VIF Total Stock Market Index
•	Virtus Equity Trend (formerly Virtus Premium AlphaSector™ Series )
•	Virtus International Series
•	Virtus Multi-Sector Fixed Income Series
•	Virtus Real Estate Securities Series
•	Virtus Small-Cap Growth Series
•	Virtus Strategic Allocation Series
•	Voya MidCap Opportunities Portfolio
•	VY Clarion Global Real Estate Portfolio
•	VY Clarion Real Estate Portfolio
•	Wells Fargo International Equity VT (formerly Wells Fargo Advantage International Equity VT)
•	Wells Fargo Omega Growth VT (formerly Wells Fargo Advantage Omega Growth VT)
•	Wells Fargo Opportunity VT (formerly Wells Fargo Advantage Opportunity VT)
•	Western Asset Variable Global High Yield Bond
1	Subaccounts other than those listed above may still be operational, but not currently offered as investment options under the Contract. See "Closed Subaccounts."
Due to the number of the Contract's Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.

4

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."
This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The "Statement of Additional Information," dated May 1, 2016 , which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a summary prospectus or prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page 49 of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.
5

This Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

6

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675‑0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.
Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin as elected by the Owner.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 6.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Purchase Payment — An amount paid to the Company as consideration for the Contract.
Separate Account — The Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

7

Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.
Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non‑tax qualified retirement plan for an individual ("Non‑Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code of 1986, as amended ("IRA" or "Qualified Contract"). Please see the discussion under "The Contract" for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."
The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account." Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies.
You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."
Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in "The Contract."
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."
Return of Premium Death Benefit Rider — Upon your application for the Contract, you may select the Return of Premium Death Benefit rider. The rider is available only at issue. You cannot change or cancel the rider after it is issued. See the detailed description of the rider under "Return of Premium Death Benefit Rider."

8

The amount of the rider charge is equal to 0.35% (for Contracts issued on or after February 1, 2013) or 0.10% (for Contracts issued before February 1, 2013), on an annual basis, of your Contract Value. See "Return of Premium Death Benefit Rider Charge."
Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value.
Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge. The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 0.20%, on an annual basis, of each Subaccount's average daily net assets.
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. See "Mortality and Expense Risk Charge."
Return of Premium Death Benefit Rider Charge. The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date.
The amount of the rider charge is equal to 0.35% (for Contracts issued on or after February 1, 2013) or 0.10% (for Contracts issued before February 1, 2013), on an annual basis, of your Contract Value. See "Return of Premium Death Benefit Rider Charge" for more information.
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount's average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other subaccounts	0.25%

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See "Administration Charge."
Premium Tax Charge. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. No premium
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tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See "Premium Tax Charge."
Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.
The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."
Federal Tax Considerations — Under existing tax law, assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, there should generally be no federal income tax on increases in the Contract Value of the Contract until the occurrence of a distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract. How-ever, due to the number of the Contract's Underlying Funds, the number of charge-free transfer oppor-tunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds. Assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, all or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.")
Tax-Free Exchanges — You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts care-fully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, and charges for this Contract may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling 1‑800‑888‑2461.
Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses — Contract owner transaction expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the

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Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."
Charge
Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None

Periodic Expenses — Periodic expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Charge
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge[1]	0.20%
Annual Administration Charge[2]	0.65%
Return of Premium Death Benefit Rider Charge[3]	0.35%
Total Separate Account Annual Expenses	1.20%
1   During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above. See the discussion under "Mortality and Expense Risk Charge."

2   The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under "Administration Charge."

3   The Return of Premium Death Benefit Rider charge is 0.10% for Contracts issued before February 1, 2013.

Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.16%	15.21%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.16%	1.10%
1   Expenses deducted from Underlying Fund assets include manage-ment fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2015, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2015 .
Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2017.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge for Contracts issued on or after February 1, 2013) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$1,547	$4,133	$6,162	$9,524

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$ 138	$ 431	$745	$1,635

Condensed Financial Information

Condensed financial information appears in Appendix A of this Prospectus.
Information About the Company, the Separate Account, and the Funds

First Security Benefit Life Insurance and Annuity Company of New York — The Company is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insur-ance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation ("Security Benefit") and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.
The Principal Underwriter for the Contract is Security Distributors, LLC ("SDL"), One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a subsidiary of Security Benefit.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company's financial capacity to meet the obliga-tions of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable

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annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.
The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.
Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.
Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ a managed volatility strategy that is intended to reduce the Underlying Fund's overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Use of the managed volatility strategy may impact the value of certain guaranteed rider benefits. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case if you had been invested in an Underlying Fund without the managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in Underlying Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in Underlying Funds with the managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds ("funds of funds"). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.
Certain Underlying Funds (sometimes called "alternative funds") invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification benefits beyond traditional investment strategies, but such alternative investment strategies may be riskier than traditional investment strategies. The strategies often involve leverage or use various complex hedging techniques, like options and derivatives, which typically result in a low or negative correlation to traditional investments in debt or equities: this means that when the value of traditional investments is decreasing, the
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value of alternative asset classes may increase; the inverse is also true–when traditional investments are performing well, alternative asset classes may earn lower or negative returns. For a complete list of risks, as well as a discussion of risks and investment strategies, please refer to the Underlying Funds' prospectus.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.
A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the summary prospectus or prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.
An Underlying Fund Prospectus will be provided upon receipt of your first Purchase Payment into an Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunc-tion with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.
Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its affiliate, Security Distributors, LLC ("SDL"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDL receive 12b-1 fees ranging from 0% to 0.40% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.
Other Payments. An Underlying Fund's adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

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For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b‑1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See "Administration Charge."
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub‑adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
The Contract is available for purchase by an individual as a non‑tax qualified retirement plan ("Non‑Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code ("IRA" or "Qualified Contract"). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non‑Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract
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Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company's financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer's, General Account.
Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1‑800‑888‑2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1‑800‑888‑2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under "Death Benefit."
The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:
1.	Contract Value; or
2.	The sum of all Purchase Payments less an adjustment for any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).
In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce the above amount as last adjusted in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be less than your total Purchase Payments.

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•
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportion-ately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.
Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax.
Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instruction regarding payment within 6 months of the date of the Owner's death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.
Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under "Death Benefit."
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circum-stances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $2,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under an IRA may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for
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transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in "Transfers of Contract Value."
Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."
You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait

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at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."
You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regard-less of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Probabilities, Redwood, Rydex and certain Federated and Guggenheim Subaccounts (see chart below). The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvanta-geous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

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Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio manage-ment of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
•	the total dollar amount being transferred;
•	the number of transfers you made within a period of time;
•	transfers to and from (or from and to) the same Subaccount;
•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners.
In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12‑month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.
Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	2[1]
1 Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled "Transfer Block Restriction." The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing

20

the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
7TwelveTM Balanced Portfolio	30 days
AB VPS Dynamic Asset Allocation, AB VPS Global Thematic Growth, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Adaptive Allocation Portfolio	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Blue Chip Income and Growth, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Global Growth and Income, American Funds IS® Global Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® International Growth and Income, American Funds IS® Mortgage, American Funds IS® New World, American Funds IS® U.S. Government/AAA‑Rated Securities
30 days
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock Global Opportunities V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days
Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche Global Growth VIP, Deutsche Global Small Cap VIP, Deutsche Government & Agency Securities VIP, Deutsche High Income VIP, Deutsche Large Cap Value VIP, Deutsche Small Mid Cap Value VIP
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days

Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
Eaton Vance VT Floating-Rate Income, Eaton Vance VT Large-Cap Value	90 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
FormulaFolios US Equity Portfolio	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin High Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Macro Opportunities, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Guggenheim VIF CLS AdvisorOne Global Diversified Equity, Guggenheim VIF CLS AdvisorOne Global Growth, Guggenheim VIF CLS AdvisorOne Growth and Income	Unlimited
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Bond, Ivy Funds VIP Global Growth, Ivy Funds VIP Global Natural Resources, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Core Equity, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value, Ivy Funds VIP Value
60 days
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Janus Portfolio, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC, Lord Abbett Series Value Opportunities VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS® VIT II MA Investors Growth Stock, MFS® VIT II Research International, MFS® VIT International Value, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, , MFS® VIT Total Return, MFS® VIT Total Return Bond, MFS® VIT Utilities
30 days
Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio , Morningstar Conservative ETF Asset Allocation Portfolio , Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio
30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppen-heimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Multi‑Asset Managed Allocation, PIMCO VIT Global Bond (Unhedged), PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors, Putnam VT Voyager
30 days
Redwood Managed Volatility	Unlimited

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF High Yield Strategy, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecom-munications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
VanEck VIP Global Gold, VanEck VIP Global Hard Assets	30 days
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index
30 days
Virtus Equity Trend, Virtus International Series, Virtus Multi-Sector Fixed Income Series, Virtus Real Estate Securities Series, Virtus Small-Cap Growth Series, Virtus Strategic Allocation Series	30 days
Voya MidCap Opportunities Portfolio	30 days
VY Clarion Global Real Estate Portfolio, VY Clarion Real Estate Portfolio	30 days
Wells Fargo International Equity VT, Wells Fargo Omega Growth VT, Wells Fargo Opportunity VT	30 days
Western Asset Variable Global High Yield Bond	30 days

In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently
24

refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Federated, Guggenheim, Probabilities , Redwood and Rydex Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Probabilities, Redwood, Rydex and certain Federated and Guggenheim Subaccounts (see chart above). As stated above, market timing and frequent transfer
25

activities may disrupt portfolio manage-ment of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Payment of Purchase Payments,
•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and
•	Charges assessed in connection with the Contract, including charges for the Return of Premium Death Benefit rider, if selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such trans-action by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the trans-action. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Purchase Payments" and "Full and Partial Withdrawals." Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumu-lation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

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The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.20% annually, and (5) the administration charge for that Subaccount.
The mortality and expense risk charge of 0.20% and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or "price" of each Subaccount on each Valuation Date. The Company deducts the charge for the Return of Premium Death Benefit rider (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the "cut-off time"). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.
Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company's Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable IRA and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Option 5 (and only if the Owner has elected variable annuity payments under Option 5). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

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The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Premium Tax Charge." The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any premium tax charge. See "Premium Tax Charge."
If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."
Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any premium tax.
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.

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In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See "Federal Tax Matters."
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contact to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."
The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instruc-tions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discus-sion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract's Annuity Start Date or date the death benefit is due and payable.
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For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.
Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract's death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Contract, the terms of the particular Qualified Contract and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Contracts are extremely complex, a competent tax adviser should be consulted.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Charges and Deductions

The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge — The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 0.20%, on an annual basis, of each Subaccount's average daily net assets.
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

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The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% (0.30% during the Annuity Period) of each Subaccount's average daily net assets.
The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount's average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other subaccounts	0.25%

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See "Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds" for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.

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Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."
Variations in Charges — The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Return of Premium Death Benefit Rider Charge — In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.
The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. Thus, the Company may deduct the rider charge during periods where no benefits are provided or payable. The amount of the rider charge is equal to 0.35% (for Contracts issued on or after February 1, 2013) or 0.10% (for Contracts issued before February 1, 2013), on an annual basis, of your Contract Value.
Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first Contract Anniversary and may not be deferred beyond the Annuitant's 90th birthday, although the terms of a Qualified Contract and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See "Selection of an Option." If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract currently provides for six Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G for 45 years and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity.
Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed

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minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis (note that less frequent payments will result in a larger payment amount, assuming the same amount is applied to purchase the annuity), although no payments will be made for less than $20. If the Company refuses to make payments of less than $20, the Company reserves the right to permit surrender of the Contract in lieu of making such payments.
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner can-not change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

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Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.
Option 5 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an "assumed interest rate" of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number

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of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with an IRA, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under an IRA, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant's 95th birthday.
More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non‑natural Persons." See "Federal Tax Matters."
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Contract and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many Qualified Contracts do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit

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proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,
•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,
•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemp-tion proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and informa-tion security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Contracts under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS") as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. More-over, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity

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of the tax laws and the fact that tax results will vary according to the particular circum-stances of the individual involved and, if applicable, the IRA, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties or (2) to promote, sell or recommend any tax plan or arrangement.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company's Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Govern-mental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).
Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract's pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner's gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract's investment options.
To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account invest-ments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003‑91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner's right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.

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However, the variable contract described by the IRS in Revenue Ruling 2003‑91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.
Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying invest-ments. Rather, the implication of Revenue Ruling 2003‑91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003‑91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.
The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General—Non‑Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non‑taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

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Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract's death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.
Gift of Annuity Contracts. Generally, gifts of non‑tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a
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decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non‑Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Contracts — The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to owners of IRAs vary according to the type of IRA and the terms and conditions of the IRA itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of IRAs. These IRAs may permit the purchase of the Contracts to accumulate retirement savings under the IRA. Adverse tax or other legal consequences to the IRA, to the owner, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under IRAs may be subject to the

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terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the IRA or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:
Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs."
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compen-sation or $5,500 (for 2016).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retire-ment plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($98,000 for a married couple filing a joint return and $61,000 for a single taxpayer in 2016). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $184,000 and $194,000 (for 2016). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches age 70½, regardless of the contract owner's retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.
Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

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Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for tax-payers with $117,000 to $132,000 in adjusted gross income for 2016 ($184,000 to $194,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contribu-tions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
Rollovers. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the payee transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. Also, pre‑tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an "eligible retirement plan" will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an "eligible retirement plan" is an IRA established by the direct rollover.
For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE   IRAs and SEP   IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from an IRA before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) made as a qualified reservist distribution;
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(viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (ix) made to pay health insurance premiums in certain cases; (x) made to pay "qualified" higher education expenses; or (xi) made to pay certain "eligible first-time home buyer expenses."
Minimum Distribution Tax. If the amount distributed from an IRA is less than the minimum required distribution for the year, the owner is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from an IRA are generally subject to voluntary income tax withholding. The recipient may generally elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of IRAs which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering an IRA and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the IRA.
Other Tax Considerations —
Federal Estate, Gift and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a "generation skipping transfer tax" ("GST") when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
For 2016 , the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,450,000 and 40%, respectively.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partner-ships and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered "invest-ment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

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Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an invest-ment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Owner provide voting instructions to us because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Closed Subaccount — Effective May 1, 2015, the American Century VP Mid Cap Value Subaccount (the "Closed Subaccount") is no longer available for the allocation of Purchase Payments or the transfer of Contract Value for Contracts that do not have Contract Value in the Closed Subaccount as of May 1, 2015. Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs (collectively referred to as "Automatic Investment Program").
If you had Contract Value in the Closed Subaccount on May 1, 2015, your Contract Value will remain invested in the Closed Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from the Closed Subaccount, subject to transfer restrictions. Automatic allocations to the Closed Subaccount pursuant to an Automatic Investment Program, will continue to be in effect.
In the event that we receive a request on or after May 1, 2015 to allocate to the Closed Subaccount, we currently anticipate we will handle those transactions as follows:

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New Applications. If we receive an application for a Contract with an allocation to the Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant's Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts without Contract Value in the Closed Subaccount as of May 1, 2015. If we receive a Purchase Payment for an existing Contract with an allocation to the Closed Subaccount, we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). If you had in effect an automatic allocation to the Closed Subaccount pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on May 1, 2015. If you wish to set up a new Dollar Cost Averaging Option or Asset Allocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to the Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de‑registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including

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but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the trans-actions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial with-drawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.
Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
Legal Proceedings —The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, LLC ("SDL") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDL's ability to perform its contract with the Separate Account.
Sale of the Contract —The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

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Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, LLC (" SDL "), for the distribution and sale of the Contract. SDL's home office is located at One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.
Contract Sales. The Contract is offered to the public through SDL's registered representatives, as well as through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDL for the sale of the Contract (such broker-dealers entering into selling agreements with the Company and SDL , the "Selling Broker-Dealers"). Registered representatives of SDL and of Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions directly to SDL , as well as to Selling Broker-Dealers through SDL . During fiscal years 2015, 2014, and 2013, the amounts paid to SDL in connection with all contracts sold through the Separate Account were $7,030, $6,096, and $39,009, respectively. SDL passes through commissions it receives either to the SDL registered representatives involved in the sales process or to the Selling Broker-Dealers for their sales of the Contract, as applicable. SDL does not retain any portion of commissions in return for its services as principal under-writer for the Contract. However, the Company may pay some or all of SDL's operating and other expenses, including the following sales expenses: compensation and bonuses for SDL's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDL an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDL's ongoing operations.
Payment of Compensation. The Company may pay commissions to SDL and to Selling Broker-Dealers in con-nection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to SDL and to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge and admini-stration charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
The registered representative you work with in purchasing the Contract may receive a portion of the compen-sation the Company pays to his or her broker-dealer (including registered representatives of SDL), depending on the agreement between the broker-dealer and the registered representative and the broker-dealer's internal compen-sation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask the registered representative that assisted you for further information about what he or she, and the broker-dealer for whom he or she works, receives in connection with your purchase of a Contract.
Compensation Paid to SDL Registered Representatives. Registered representatives of SDL may assist potential Owners in purchasing a Contract, for example, by assisting with the Contract application. In addition to a base salary and customary employee benefits, these registered representatives may receive up to 0.60% of the Purchase Payments applied to a Contract sold in the region covered by the applicable registered representative. They also may be eligible for periodic bonus payments.
Compensation Paid to Selling Broker-Dealers. The Company does not expect to pay the Selling Broker-Dealers commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers' obligation to supervise their registered representatives who sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent Purchase Payments. The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials for the Selling Broker-Dealers; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.

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Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persis-tency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered represen-tatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7‑day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7‑day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount's administration charge, mortality and expense risk charge, and rider charges, and may simultaneously be shown for other periods.
Although the Contract was not available for purchase until July 26, 2007 (and the version of the Contract described in this Prospectus became available on April 18, 2011), certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

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Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).
Financial Statements — The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2015, and for each of the specified periods ended December 31, 2015 and 2014, are included in the Statement of Additional Information.
Table of Contents for Statement of Additional Information

The Statement of Additional Information for EliteDesigns Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free number at 1‑800‑888‑2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, KS 66675‑0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
Sections 408 and 408A
ADMINISTRATIVE SERVICES ARRANGEMENTS.
PERFORMANCE INFORMATION
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS
Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.
Note: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.
Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio		Seeks superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
AB VPS Dynamic Asset Allocation	B	Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.	AllianceBernstein LP
AB VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein LP
AB VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein LP
AB VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein LP
Adaptive Allocation Portfolio		Seeks tactical allocation.	Critical Math Advisors
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
ALPS/Alerian Energy Infrastructure	III	Seeks investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investment Mgmt., Inc.
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Mgmt., Inc.
American Century VP International	II	Seeks capital growth.	American Century Investment Mgmt., Inc.
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Mgmt., Inc.
American Funds IS® Asset Allocation	4	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Company
American Funds IS® Blue Chip Income and Growth	4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Company
American Funds IS® Global Bond	4	Seeks, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Company
American Funds IS® Global Growth	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Company
American Funds IS® Global Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Company
American Funds IS® Global Small Capitalization	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Company
American Funds IS® Growth	4	Seeks growth of capital.	Capital Research and Mgmt. Company
American Funds IS® Growth-Income	4	Seeks long-term growth of capital and income.	Capital Research and Mgmt. Company
American Funds IS® International	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Company
American Funds IS® International Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Company

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Funds IS® Mortgage	4	Seeks current income and preservation of capital.	Capital Research and Mgmt. Company
American Funds IS® New World	4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Company
American Funds IS® U.S. Government/ AAA‑Rated Securities	4	Seeks a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Company
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Global Opportunities V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock High Yield V.I.	3	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC
BlackRock Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors, LLC
Deutsche Capital Growth VIP	B
Seeks long-term growth of capital. The fund normally invests at least 65% of total assets in equities, mainly common stocks of US companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500® Index (generally 500 of the largest companies in the US) or the Russell 1000® Growth Index (generally those stocks among the 1,000 largest US companies that have relatively higher price-to-earnings ratios and higher forecasted growth).
			Deutsche Investment Mgmt. Americas Inc.
Deutsche Core Equity VIP	B
Seeks long-term growth of capital, current income and growth of income. Under normal circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in equities, mainly common stocks. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times.
			Deutsche Investment Mgmt. Americas Inc.
Deutsche Global Growth VIP	B
Seeks long-term capital growth. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of companies throughout the world that portfolio management considers to be "blue chip" companies.
			Deutsche Investment Mgmt. Americas Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Deutsche Global Small Cap VIP	B
Seeks above-average capital appreciation over the long term. The fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 30% of the aggregate market capitalization of the S&P Developed Broad Market Index). The fund may invest up to 20% of total assets in common stocks and other equities of large companies or in debt securities, including up to 5% of net assets in junk bonds (grade BB/Ba and below). The fund may invest in common stocks and other types of equities such as preferred stocks or convertible securities.
Deutsche Investment Mgmt. Americas Inc.
Deutsche Government & Agency Securities VIP	B
Seeks high current income consistent with preservation of capital. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and repurchase agreements of US government securities. The fund normally invests all of its assets in securities issued or guaranteed by the US government, its agencies or instrumen-talities, except the fund may invest up to 10% of its net assets in cash equivalents, such as money market funds, and short-term bond funds. These securities may not be issued or guaranteed by the US govern-ment, its agencies or instrumentalities.
Deutsche Investment Mgmt. Americas Inc.
Deutsche High Income VIP	B
Seeks a high level of current income. Under normal circumstances, the fund generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may invest up to 50% of total assets in bonds denominated in US dollars or foreign currencies from foreign issuers.
Deutsche Investment Mgmt. Americas Inc.
Deutsche Large Cap Value VIP	B
Seeks a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000® Value Index and that portfolio management believes are undervalued. Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector. The fund may invest up to 20% of total assets in foreign securities.
Deutsche Investment Mgmt. Americas Inc.

52

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Deutsche Small Mid Cap Value VIP	B
Seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small and mid-size US companies. While the fund invests mainly in US stocks, it could invest up to 20% of net assets in foreign securities. The fund's equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible stocks. The fund may also invest in initial public offerings and real estate investment trusts.
Deutsche Investment Mgmt. Americas Inc.
Dimensional VA Global Bond Portfolio		Seeks a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA International Small Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA International Value Portfolio		Seeks long-term capital appreciation	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA Short-Term Fixed Portfolio		Seeks a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA U.S. Large Value Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	The Dreyfus Corporation
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).	The Dreyfus Corporation	Mellon Capital Mgmt. Corporation
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation	Boston Company Asset Mgmt., LLC
Eaton Vance VT Floating-Rate Income		Seeks high level of current income.	Eaton Vance Management
Eaton Vance VT Large‑Cap Value		Seeks total return.	Eaton Vance Management
Federated Fund for U.S. Government Securities II	II	Seeks current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Mgmt. Company
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diver-sified portfolio of fixed-income securities.	Federated Investment Mgmt. Company
Fidelity® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Company	Fidelity Investment Money Mgmt., Inc., FMR Company, Inc. and other investment advisers

53

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity® VIP Contrafund®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Company	Geode Capital Mgmt., LLC and FMR Company, Inc.
Fidelity® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combi-nation of current income and capital appreciation.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Growth Opportunities	Service Class 2	Seeks capital growth.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Company	Geode Capital Mgmt., LLC and FMR Company, Inc.
Fidelity® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Company	Fidelity Investment Money Mgmt., Inc. and other investment advisers
Fidelity® VIP Mid Cap	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo, LLC	FMR Company, Inc. and other investment advisers
Fidelity® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Company	Fidelity Investment Money Mgmt., Inc., FMR Company, Inc., FIL Investment Advisors (UK) Ltd. and other investment advisers
FormulaFolios US Equity Portfolio	1	Seeks long-term capital appreciation.	FormulaFolio Investments LLC
Franklin Flex Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Growth and Income VIP Fund	2	Seeks capital appreciation with current income as a secondary goal.	Franklin Advisers, Inc.
Franklin High Income VIP Fund	2	Seeks a high level of current income with capital appreciation as a secondary goal.	Franklin Advisers, Inc.
Franklin Income VIP Fund	2	Seeks to maximize income while main-taining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund	2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return.	Franklin Advisory Services, LLC

54

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT High Quality Floating Rate	Service	Seeks a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF CLS AdvisorOne Global Diversified Equity		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Global Growth		Seeks total return, consisting of capital growth and income.	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Growth and Income		Seeks a combination of current income and growth of capital.	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF Floating Rate Strategies		Seeks a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Seeks to generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Macro Opportunities		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Seeks growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi‑Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income		Seeks total return, comprised of capital appreciation and income.	Guggenheim Investments
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Ltd
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.

56

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. S&P 500 Index	Series II	Seeks investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor's® 500 Composite Stock Price Index.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy		Seeks total return.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Balanced		Seeks total return through a combination of capital appreciation and current income.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Core Equity		Seeks capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Dividend Opportunities		Seeks total return.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Energy		Seeks capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Bond		Seeks a high level of current income. Capital appreciation is a secondary objective.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Growth		Seeks to provide growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Natural Resources		Seeks capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Growth		Seeks growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP High Income		Seeks total return through a combination of high current income and capital appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP International Core Equity		Seeks capital growth and appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Limited‑Term Bond		Seeks current income consistent with preservation of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Mid Cap Growth		Seeks growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Real Estate Securities		Seeks total return through capital appreciation and current income.	Waddell & Reed Inv. Mgmt. Co.	Advantus Capital Mgmt.
Ivy Funds VIP Science and Technology		Seeks growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Small Cap Growth		Seeks growth of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Small Cap Value		Seeks capital appreciation.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Value		Seeks capital appreciation.	Waddell & Reed Inv. Mgmt. Co.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Inv. Mgmt. LLC

57

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
JPMorgan Insurance Trust Core Bond Portfolio	2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust US Equity Portfolio	2	Seeks high total return from a portfolio of selected equity securities.	JPMorgan Investment Mgmt.
Lord Abbett Series Bond‑Debenture VC	VC	Seeks high current income and the oppor-tunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	Seeks growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Value Opportunities VC	VC	Seeks long-term capital appreciation.	Lord, Abbett & Co. LLC
MFS® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Financial Services Company
MFS® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Financial Services Company

58

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
MFS® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Company
MFS® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Company
Morgan Stanley UIF Emerging Markets Debt	II	Seeks high total return.	Morgan Stanley Investment Mgmt. Inc.
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation.	Morgan Stanley Investment Mgmt. Inc.	Morgan Stanley Investment Mgmt. Ltd and Morgan Stanley Investment Mgmt. Co.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Morningstar Balanced ETF Asset Allocation Portfolio	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Morningstar Conservative ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Morningstar Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Mgmt. LLC	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.	Neuberger Berman Mgmt. LLC	Neuberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.

59

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Company LLC	Research Affiliates, LLC
PIMCO VIT Commodity-RealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent invest-ment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent invest-ment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent invest-ment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Global Multi‑Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Mgmt. Company LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent invest-ment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent invest-ment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
Pioneer Bond VCT	II	Seeks current income from an investment grade portfolio with due regard to preser-vation of capital and prudent investment risk.	Pioneer Investment Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term growth of capital.	Pioneer Investment Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Mgmt., Inc.
Pioneer High Yield VCT	II	Seeks to maximize total return through a combination of income and capital appreciation.	Pioneer Investment Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital.	Pioneer Investment Mgmt., Inc.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Pioneer Investment Mgmt., Inc.
Power Income VIT	2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Company Inc.
Probabilities Fund	2	Seeks capital appreciation.	Probabilities Fund Mgmt., LLC

60

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Putnam VT Absolute Return 500	IB
Seeks a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)	The Putnam Advisory Company, LLC
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)	The Putnam Advisory Company, LLC
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Voyager	IB	Seeks capital appreciation.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Redwood Managed Volatility	N	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.	Redwood Investment Mgmt. LLC
Rydex VIF Banking		Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VIF Commodities Strategy		Seeks investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Guggenheim Investments
Rydex VIF Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments

61

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Dow 2x Strategy
Seeks returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the elec-tronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VIF Energy	Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VIF Europe 1.25x Strategy	Seeks investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50® Index.	Guggenheim Investments
Rydex VIF Financial Services	Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments
Rydex VIF Government Long Bond 1.2x Strategy
Seeks investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund's current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VIF High Yield Strategy	Seeks investment results that correlate, before fees and expenses, to the perfor-mance of the high yield bond market.	Guggenheim Investments
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments

62

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse Dow 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Government Long Bond Strategy
Seeks total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund's current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Mid‑Cap Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse NASDAQ-100® Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Russell 2000® Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse S&P 500 Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

63

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Japan 2x Strategy	Seeks investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Guggenheim Investments
Rydex VIF Mid-Cap 1.5x Strategy
Seeks investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund's current benchmark is 150% of the perfor-mance of the S&P MidCap 400® Index. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF NASDAQ‑100®	Seeks investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund's current benchmark is the NASDAQ-100 Index®.	Guggenheim Investments
Rydex VIF NASDAQ‑100® 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Nova
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VIF Real Estate	Seeks capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments

64

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Russell 2000® 1.5x Strategy
Seeks investment results that correlate, before fees and expenses, to the perfor-mance of a specific benchmark for small-cap securities on a daily basis. The fund's current benchmark is 150% of the perfor-mance of the Russell 2000® Index. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Russell 2000® 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund's current bench-mark is the S&P 500 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P 500 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund's current bench-mark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund's current bench-mark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund's current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund's current bench-mark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund's current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments

65

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Strengthening Dollar 2x Strategy
Seeks investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund's current benchmark is 200% of the performance of the U.S. Dollar Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the tech-nology sector, including computer software and service companies, semiconductor manufacturers, networking and telecom-munications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VIF Telecommunications		Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing trans-portation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VIF U.S. Government Money Market		Seeks security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VIF Weakening Dollar 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
SEI VP Balanced Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SIMC
SEI VP Conservative Strategy	III	Seeks to manage risk of loss while providing the opportunity for modest capital appreciation.	SIMC
SEI VP Defensive Strategy	III	Seeks to manage risk of loss while providing current income and opportunity for limited capital appreciation.	SIMC
SEI VP Market Growth Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SIMC
SEI VP Market Plus Strategy	III	Seeks long-term capital appreciation.	SIMC
SEI VP Moderate Strategy	III	Seeks capital appreciation, while managing the risk of loss.	SIMC
T. Rowe Price Blue Chip Growth	II	Seeks long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.

66

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited‑Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth.	Templeton Inv. Counsel, LLC
Templeton Global Bond VIP Fund	2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth.	Templeton Global Advisors Ltd.
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
VanEck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation
VanEck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation
Vanguard® VIF Balanced		Seeks long-term capital appreciation and reasonable current income.	The Vanguard Group, Inc.	Wellington Mgmt. Company LLP
Vanguard® VIF Capital Growth		Seeks long-term capital appreciation.	The Vanguard Group, Inc.	PRIMECAP Mgmt. Company
Vanguard® VIF Conservative Allocation		Seeks current income and low to moderate capital appreciation.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard VIF Diversified Value		Seeks long-term capital appreciation and income.	The Vanguard Group, Inc.	Barrow, Hanley, Mewhinney & Strauss, LLC
Vanguard® VIF Equity Income		Seeks an above-average level of current income and reasonable long-term capital appreciation.	The Vanguard Group, Inc.	Vanguard Equity Investment Group and Wellington Mgmt. Company LLP
Vanguard® VIF Equity Index		Seeks to track the performance of a bench-mark index that measures the investment return of large-capitalization stocks.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF Growth		Seeks long-term capital appreciation.	The Vanguard Group, Inc.	Jackson Square Partners, LLC, Wellington Mgmt. Company LLP, William Blair Investment Mgmt.
Vanguard® VIF High Yield Bond		Seeks a high level of current income.	The Vanguard Group, Inc.	Wellington Mgmt. Company LLP
Vanguard® VIF International		Seeks long-term capital appreciation.	The Vanguard Group, Inc.	Baillie Gifford Overseas Ltd., M&G Investment Mgmt. Limited, Schroder Investment Mgmt. North America Inc.

67

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Vanguard® VIF Mid‑Cap Index		Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF Moderate Allocation		Seeks capital appreciation and a low to moderate level of current income.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF REIT Index		Seeks a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF Short Term Investment Grade		Seeks current income while maintaining limited price volatility.	The Vanguard Group, Inc.	Vanguard Fixed Income Group
Vanguard® VIF Small Company Growth		Seeks long-term capital appreciation.	The Vanguard Group, Inc.	Granahan Investment Mgmt., Inc., Vanguard Equity Investment Group, Arrowpoint Partners
Vanguard® VIF Total Bond Market Index		Seeks to track the performance of a broad market weighted bond index.	The Vanguard Group, Inc.	Vanguard Fixed Income Group
Vanguard® VIF Total Stock Market Index		Seeks to track the performance of benchmark index that measures the investment return of the overall stock market.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Virtus Equity Trend	A	Seeks long-term capital appreciation.	Virtus Investment Advisers, Inc.	Euclid Advisors LLC
Virtus International Series	A	Provide investors with access to high-quality international businesses selling at attractive valuations.	Virtus Investment Advisers, Inc.	Euclid Advisors LLC
Virtus Multi-Sector Fixed Income Series	A	Seeks long-term total return.	Virtus Investment Advisers, Inc.	Newfleet Asset Mgmt., LLC
Virtus Real Estate Securities Series	A	Seeks capital appreciation and income with approximately equal emphasis.	Virtus Investment Advisers, Inc.	Duff & Phelps Investment Mgmt. Co.
Virtus Small-Cap Growth Series	A	Seeks long-term capital growth.	Virtus Investment Advisers, Inc.	Kanye Anderson Rudnick Investment Mgmt. Co
Virtus Strategic Allocation Series	A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Investment Advisers, Inc.	Euclid Advisors LLC and Newfleet Asset Mgmt. LLC
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Investments, LLC	Voya Investment Mgmt. Company LLC
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments, LLC	CBRE Clarion Securities, LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and current income.	Voya Investments, LLC	CBRE Clarion Securities, LLC
Wells Fargo International Equity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Omega Growth VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Opportunity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return.	Legg Mason Partners Fund Adviser, LLC	Western Asset Mgmt. Company , Western Asset Mgmt. Company Ltd. and Western Asset Mgmt. Company Pte Ltd

68

APPENDIX A
Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2015 .
Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
7Twelve™ Balanced Portfolio	2015	9.81	8.78	0
	2014	10.19	9.81	0
	2013[4]	10.00	10.19	0
AB VPS Dynamic Asset Allocation	2015	10.03	9.56	0
	2014[5]	10.00	10.03	0
AB VPS Global Thematic Growth	2015	11.54	11.44	0
	2014	11.40	11.54	0
	2013[3]	10.00	11.40	0
AB VPS Growth and Income	2015	12.95	12.69	1,570
	2014	12.26	12.95	0
	2013[3]	10.00	12.26	0
AB VPS Small/Mid Cap Value	2015	12.93	11.78	0
	2014	12.28	12.93	0
	2013[3]	10.00	12.28	1,011
Adaptive Allocation Portfolio	2015	9.46	8.61	0
	2014	9.93	9.46	0
	2013[3]	10.00	9.93	0
Alger Capital Appreciation	2015	14.65	14.99	19,471
	2014	13.36	14.65	19,046
	2013	10.26	13.36	10,284
	2012	9.01	10.26	0
	2011[2]	10.00	9.01	0
Alger Large Cap Growth	2015	13.43	13.15	0
	2014	12.57	13.43	0
	2013	9.67	12.57	0
	2012	9.15	9.67	0
	2011[2]	10.00	9.15	0
ALPS/Alerian Energy Infrastructure	2015	11.50	6.89	8,862
	2014	10.64	11.50	8,216
	2013[4]	10.00	10.64	0
American Century VP Income & Growth	2015	14.79	13.44	9,538
	2014	13.63	14.79	8,821
	2013	10.41	13.63	7,772
	2012	9.42	10.41	6,586
	2011[2]	10.00	9.42	0
American Century VP Inflation Protection	2015	8.95	8.43	0
	2014	8.96	8.95	0
	2013[3]	10.00	8.96	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
American Century VP International	2015	10.28	9.98	0
	2014	11.28	10.28	0
	2013	9.55	11.28	0
	2012	8.17	9.55	0
	2011[2]	10.00	8.17	0
American Century VP Mid Cap Value	2015	14.51	13.80	2,687
	2014	12.92	14.51	8,288
	2013	10.30	12.92	6,406
	2012	9.17	10.30	377
	2011[2]	10.00	9.17	0
American Century VP Value	2015	14.29	13.25	908
	2014	13.10	14.29	0
	2013	10.31	13.10	0
	2012	9.32	10.31	0
	2011[2]	10.00	9.32	0
American Funds IS® Asset Allocation	2015	10.18	9.95	0
	2014[5]	10.00	10.18	0
American Funds IS® Blue Chip Income and Growth	2015	10.84	10.13	555
	2014[5]	10.00	10.84	543
American Funds IS® Global Bond	2015	9.49	8.78	9,712
	2014[5]	10.00	9.49	0
American Funds IS® Global Growth	2015	10.16	10.47	1,163
	2014[5]	10.00	10.16	0
American Funds IS® Global Growth and Income	2015	10.04	9.54	0
	2014[5]	10.00	10.04	0
American Funds IS® Global Small Capitalization	2015	9.91	9.58	0
	2014[5]	10.00	9.91	0
American Funds IS® Growth	2015	10.62	10.93	4,954
	2014[5]	10.00	10.62	3,063
American Funds IS® Growth-Income	2015	10.61	10.38	0
	2014[5]	10.00	10.61	0
American Funds IS® International	2015	9.42	8.67	2,086
	2014[5]	10.00	9.42	0
American Funds IS® International Growth and Income	2015	9.15	8.32	7,563
	2014[5]	10.00	9.15	0
American Funds IS® Mortgage	2015	9.98	9.79	1,292
	2014[5]	10.00	9.98	0
American Funds IS® New World	2015	9.04	8.44	3,798
	2014[5]	10.00	9.04	0
American Funds IS® U.S. Government/AAA-Rated Securities	2015	9.96	9.75	1,405
	2014[5]	10.00	9.96	0
BlackRock Basic Value V.I.	2015	13.68	12.40	0
	2014	12.92	13.68	0
	2013	9.71	12.92	0
	2012	8.84	9.71	0
	2011[2]	10.00	8.84	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
BlackRock Capital Appreciation V.I.	2015	12.56	12.93	0
	2014	11.97	12.56	0
	2013	9.29	11.97	0
	2012	8.47	9.29	0
	2011[2]	10.00	8.47	0
BlackRock Equity Dividend V.I.	2015	13.04	12.49	0
	2014	12.38	13.04	0
	2013	10.32	12.38	0
	2012	9.55	10.32	0
	2011[2]	10.00	9.55	0
BlackRock Global Allocation V.I.	2015	10.45	9.99	11,401
	2014	10.61	10.45	8,086
	2013	9.60	10.61	7,762
	2012	9.04	9.60	6,842
	2011[2]	10.00	9.04	0
BlackRock Global Opportunities V.I.	2015	10.54	10.23	0
	2014	11.41	10.54	0
	2013	9.12	11.41	0
	2012	8.26	9.12	0
	2011[2]	10.00	8.26	0
BlackRock High Yield V.I.	2015	10.31	9.58	32,975
	2014	10.41	10.31	29,878
	2013[3]	10.00	10.41	10,460
BlackRock Large Cap Core V.I.	2015	13.72	13.29	0
	2014	12.67	13.72	0
	2013	9.85	12.67	0
	2012	9.07	9.85	0
	2011[2]	10.00	9.07	0
BlackRock Large Cap Growth V.I.	2015	14.24	14.10	0
	2014	12.93	14.24	0
	2013	10.02	12.93	0
	2012	9.04	10.02	0
	2011[2]	10.00	9.04	0
Deutsche Capital Growth VIP (formerly DWS Capital Growth VIP)	2015	13.95	14.60	0
	2014	12.81	13.95	0
	2013	9.88	12.81	0
	2012	8.85	9.88	0
	2011[2]	10.00	8.85	0
Deutsche Core Equity VIP (formerly DWS Capital Growth VIP)	2015	14.20	14.40	1,276
	2014	13.18	14.20	0
	2013	9.95	13.18	0
	2012	8.93	9.95	0
	2011[2]	10.00	8.93	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Deutsche Global Growth VIP (formerly DWS Global Growth VIP)	2015	10.17	9.67	0
	2014	10.55	10.17	0
	2013	8.98	10.55	0
	2012	7.87	8.98	0
	2011[2]	10.00	7.87	0
Deutsche Global Small Cap VIP	2015	11.38	11.09	751
	2014	12.31	11.38	729
	2013	9.39	12.31	708
	2012	8.46	9.39	0
	2011[2]	10.00	8.46	0
Deutsche Government & Agency Securities VIP	2015	9.69	9.33	0
	2014	9.56	9.69	1,251
	2013	10.23	9.56	5,490
	2012	10.33	10.23	5,423
	2011[2]	10.00	10.33	0
Deutsche High Income VIP	2015	10.03	9.21	0
	2014	10.26	10.03	0
	2013[3]	10.00	10.26	0
Deutsche Large Cap Value VIP	2015	13.05	11.70	0
	2014	12.24	13.05	0
	2013	9.71	12.24	0
	2012	9.18	9.71	0
	2011[2]	10.00	9.18	0
Deutsche Small Mid Cap Value VIP	2015	12.14	11.46	0
	2014	11.95	12.14	0
	2013	9.19	11.95	0
	2012	8.39	9.19	0
	2011[2]	10.00	8.39	0
Dimensional VA Global Bond Portfolio	2015	9.57	9.35	6,337
	2014	9.66	9.57	18,516
	2013[3]	10.00	9.66	17,532
Dimensional VA International Small Portfolio	2015	10.58	10.77	3,188
	2014	11.67	10.58	13,017
	2013[3]	10.00	11.67	11,253
Dimensional VA International Value Portfolio	2015	9.95	8.91	19,873
	2014	11.14	9.95	8,107
	2013[3]	10.00	11.14	3,814
Dimensional VA Short-Term Fixed Portfolio	2015	9.32	8.99	3,803
	2014	9.67	9.32	4,771
	2013[3]	10.00	9.67	2,612
Dimensional VA U.S. Large Value Portfolio	2015	13.14	12.21	55,143
	2014	12.52	13.14	33,188
	2013[3]	10.00	12.52	9,246
Dimensional VA U.S. Targeted Value Portfolio	2015	12.91	11.78	1,926
	2014	12.94	12.91	2,250
	2013[3]	10.00	12.94	704

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Dreyfus IP Small Cap Stock Index	2015	12.95	12.22	2,380
	2014	12.75	12.95	4,904
	2013[3]	10.00	12.75	5,650
Dreyfus IP Technology Growth	2015	12.50	12.78	0
	2014	12.13	12.50	0
	2013[3]	10.00	12.13	0
Dreyfus Stock Index	2015	13.13	12.80	0
	2014	12.02	13.13	0
	2013[3]	10.00	12.02	0
Dreyfus VIF Appreciation	2015	11.57	10.87	0
	2014	11.11	11.57	0
	2013[3]	10.00	11.11	0
Dreyfus VIF International Value	2015	6.81	6.38	0
	2014	7.80	6.81	0
	2013[3]	10.00	7.80	0
Eaton Vance VT Floating-Rate Income	2015	9.77	9.35	4,347
	2014[5]	10.00	9.77	2,117
Eaton Vance VT Large-Cap Value	2015	10.46	9.98	0
	2014[5]	10.00	10.46	0
Federated Fund for U.S. Government Securities II	2015	10.38	10.08	4,005
	2014	10.27	10.38	10,108
	2013[3]	10.00	10.27	0
Federated High Income Bond II	2015	13.16	12.37	815
	2014	13.30	13.16	7,072
	2013	12.90	13.30	12,276
	2012	11.68	12.90	0
	2011	11.53	11.68	296
	2010	10.43	11.53	292
	2009	7.08	10.43	701
	2008	9.92	7.08	311
	2007[8]	10.00	9.92	0
Fidelity® VIP Balanced	2015	12.10	11.73	787
	2014	11.38	12.10	1,101
	2013	9.88	11.38	0
	2012	8.90	9.88	0
	2011[2]	10.00	8.90	0
Fidelity® VIP Contrafund®	2015	13.13	12.74	24,053
	2014	12.17	13.13	36,817
	2013	9.62	12.17	7,074
	2012	8.58	9.62	3,684
	2011	9.13	8.58	0
	2010	8.08	9.13	0
	2009	6.18	8.08	0
	2008	11.15	6.18	0
	2007[8]	10.00	11.15	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Disciplined Small Cap	2015	13.68	12.93	1,215
	2014	13.49	13.68	838
	2013	10.12	13.49	813
	2012	8.84	10.12	0
	2011[2]	10.00	8.84	0
Fidelity® VIP Emerging Markets	2015	9.66	8.37	3,117
	2014	9.89	9.66	3,312
	2013[3]	10.00	9.89	1,847
Fidelity® VIP Growth & Income	2015	14.69	13.83	1,282
	2014	13.79	14.69	3,350
	2013	10.71	13.79	0
	2012	9.38	10.71	0
	2011[2]	10.00	9.38	0
Fidelity® VIP Growth Opportunities	2015	13.46	13.89	24,294
	2014	12.61	13.46	21,151
	2013[3]	10.00	12.61	0
Fidelity® VIP High Income	2015	9.90	9.19	538
	2014	10.15	9.90	522
	2013[3]	10.00	10.15	0
Fidelity® VIP Index 500	2015	12.67	12.37	69,827
	2014	11.57	12.67	43,632
	2013	9.08	11.57	39,920
	2012	8.13	9.08	14,778
	2011	8.27	8.13	0
	2010	7.46	8.27	0
	2009	6.11	7.46	0
	2008	10.07	6.11	0
	2007[8]	10.00	10.07	0
Fidelity® VIP Investment-Grade Bond	2015	11.07	10.60	13,793
	2014	10.85	11.07	32,872
	2013	11.47	10.85	18,426
	2012	11.24	11.47	11,124
	2011	10.87	11.24	227
	2010	10.46	10.87	150
	2009	9.38	10.46	500
	2008	10.06	9.38	236
	2007 [8]	10.00	10.06	0
Fidelity® VIP Mid Cap	2015	12.31	11.70	15,526
	2014	12.02	12.31	14,784
	2013	9.16	12.02	22,941
	2012	8.27	9.16	7,980
	2011[2]	10.00	8.27	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Overseas	2015	10.04	10.02	124
	2014	11.34	10.04	0
	2013	9.02	11.34	0
	2012	7.75	9.02	0
	2011[2]	10.00	7.75	0
Fidelity® VIP Real Estate	2015	13.68	13.67	8,775
	2014	10.91	13.68	8,593
	2013	11.11	10.91	7,696
	2012	9.72	11.11	3,300
	2011[2]	10.00	9.72	0
Fidelity® VIP Strategic Income	2015	10.20	9.66	3,607
	2014	10.21	10.20	44,877
	2013	10.57	10.21	3,345
	2012	9.92	10.57	3,966
	2011[2]	10.00	9.92	0
FormulaFolios US Equity Portfolio	2015[7]	10.00	9.95	0
Franklin Flex Cap Growth VIP Fund	2015	12.56	12.67	0
	2014	12.25	12.56	0
	2013	9.23	12.25	0
	2012	8.74	9.23	0
	2011[2]	10.00	8.74	0
Franklin Growth and Income VIP Fund	2015	13.64	13.06	5,494
	2014	12.93	13.64	0
	2013	10.33	12.93	0
	2012	9.53	10.33	0
	2011[2]	10.00	9.53	0
Franklin High Income VIP Fund	2015	10.98	9.64	15,214
	2014	11.37	10.98	2,148
	2013	10.92	11.37	0
	2012	9.78	10.92	0
	2011[2]	10.00	9.78	0
Franklin Income VIP Fund	2015	11.44	10.27	849
	2014	11.32	11.44	824
	2013	10.28	11.32	800
	2012	9.45	10.28	0
	2011[2]	10.00	9.45	0
Franklin Large Cap Growth VIP Fund	2015	13.48	13.75	0
	2014	12.41	13.48	0
	2013	9.98	12.41	0
	2012	9.20	9.98	0
	2011[2]	10.00	9.20	0
Franklin Mutual Global Discovery VIP Fund	2015	12.50	11.63	61,997
	2014	12.24	12.50	47,526
	2013	9.93	12.24	37,671
	2012	9.06	9.93	15,551
	2011[2]	10.00	9.06	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Franklin Mutual Shares VIP Fund	2015	12.90	11.85	1,690
	2014	12.47	12.90	1,640
	2013	10.06	12.47	0
	2012	9.12	10.06	0
	2011[2]	10.00	9.12	0
Franklin Rising Dividends VIP Fund	2015	14.05	13.07	7,471
	2014	13.37	14.05	7,043
	2013	10.67	13.37	6,435
	2012	9.87	10.67	1,091
	2011[2]	10.00	9.87	0
Franklin Small Cap Value VIP Fund	2015	12.78	11.44	13,437
	2014	13.16	12.78	9,883
	2013	10.00	13.16	5,027
	2012	8.74	10.00	0
	2011[2]	10.00	8.74	0
Franklin Small-Mid Cap Growth VIP Fund	2015	24.23	22.78	0
	2014	23.33	24.23	0
	2013	17.48	23.33	0
	2012	16.32	17.48	0
	2011	17.75	16.32	0
	2010	14.40	17.75	0
	2009	10.38	14.40	0
	2008[1]	10.00	10.38	0
Franklin Strategic Income VIP Fund	2015	10.41	9.66	2,036
	2014	10.58	10.41	4,072
	2013	10.60	10.58	3,411
	2012	9.73	10.60	0
	2011[2]	10.00	9.73	0
Franklin U.S. Government Securities VIP Fund	2015	9.53	9.25	5,153
	2014	9.54	9.53	0
	2013	10.11	9.54	0
	2012	10.27	10.11	0
	2011[2]	10.00	10.27	0
Goldman Sachs VIT Growth Opportunities	2015	13.87	12.70	0
	2014	12.92	13.87	1,319
	2013	10.12	12.92	0
	2012	8.77	10.12	0
	2011[2]	10.00	8.77	0
Goldman Sachs VIT High Quality Floating Rate	2015	9.64	9.27	33,517
	2014	9.99	9.64	56,874
	2013	10.30	9.99	35,103
	2012	10.37	10.30	0
	2011[2]	10.00	10.37	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Goldman Sachs VIT Large Cap Value	2015	13.75	12.68	0
	2014	12.64	13.75	0
	2013	9.84	12.64	0
	2012	8.58	9.84	0
	2011[2]	10.00	8.58	0
Goldman Sachs VIT Mid Cap Value	2015	13.69	11.97	0
	2014	12.51	13.69	771
	2013	9.77	12.51	0
	2012	8.56	9.77	0
	2011[2]	10.00	8.56	0
Goldman Sachs VIT Small Cap Equity Insights	2015	13.17	12.40	0
	2014	12.78	13.17	0
	2013	9.77	12.78	0
	2012	8.99	9.77	0
	2011[2]	10.00	8.99	0
Goldman Sachs VIT Strategic Growth	2015	14.93	14.88	0
	2014	13.63	14.93	0
	2013	10.69	13.63	0
	2012	9.25	10.69	0
	2011[2]	10.00	9.25	0
Goldman Sachs VIT Strategic International Equity	2015	9.93	9.67	0
	2014	11.14	9.93	0
	2013	9.32	11.14	0
	2012	7.98	9.32	0
	2011[2]	10.00	7.98	0
Guggenheim VIF All Cap Value	2015	21.00	19.34	0
	2014	20.20	21.00	0
	2013	15.70	20.20	0
	2012	14.07	15.70	0
	2011	15.22	14.07	0
	2010	13.51	15.22	0
	2009	10.52	13.51	0
	2008[1]	10.00	10.52	0
Guggenheim VIF CLS AdvisorOne Global Diversified Equity	2015	10.48	9.50	18,637
	2014	10.48	10.48	20,589
	2013	8.79	10.48	0
	2012	8.00	8.79	0
	2011	8.93	8.00	13,299
	2010	8.03	8.93	8,894
	2009	5.96	8.03	4,550
	2008	10.84	5.96	6,549
	2007[8]	10.00	10.84	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF CLS AdvisorOne Global Growth	2015	10.22	9.48	5,174
	2014	10.29	10.22	0
	2013	8.97	10.29	0
	2012	8.26	8.97	0
	2011	8.93	8.26	7,301
	2010	8.12	8.93	4,895
	2009	6.19	8.12	4,460
	2008	11.08	6.19	3,686
	2007[8]	10.00	11.08	0
Guggenheim VIF CLS AdvisorOne Growth and Income	2015	9.45	8.75	0
	2014	9.61	9.45	3,126
	2013	9.03	9.61	0
	2012	8.44	9.03	0
	2011	8.76	8.44	1,467
	2010	8.17	8.76	980
	2009	6.90	8.17	4,266
	2008	10.21	6.90	1,099
	2007[8]	10.00	10.21	0
Guggenheim VIF Floating Rate Strategies	2015	9.91	9.64	17,025
	2014	10.02	9.91	12,590
	2013[4]	10.00	10.02	8,501
Guggenheim VIF Global Managed Futures Strategy	2015	6.72	6.39	9,936
	2014	6.21	6.72	4,125
	2013	6.26	6.21	2,022
	2012	7.30	6.26	0
	2011	8.27	7.30	0
	2010	8.88	8.27	0
	2009	9.57	8.88	0
	2008[1]	10.00	9.57	0
Guggenheim VIF High Yield	2015	10.70	9.93	1,802
	2014	10.80	10.70	2,965
	2013	10.41	10.80	1,700
	2012	9.38	10.41	8,339
	2011[2]	10.00	9.38	0
Guggenheim VIF Large Cap Value	2015	19.72	18.08	96
	2014	18.64	19.72	0
	2013	14.62	18.64	0
	2012	13.09	14.62	0
	2011	14.10	13.09	0
	2010	12.56	14.10	0
	2009	10.28	12.56	0
	2008[1]	10.00	10.28	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF Long Short Equity	2015	9.13	8.93	7,742
	2014	9.20	9.13	5,582
	2013	8.10	9.20	2,569
	2012	8.03	8.10	0
	2011	8.90	8.03	0
	2010	8.28	8.90	0
	2009	6.74	8.28	0
	2008	11.76	6.74	130
	2007[8]	10.00	11.76	0
Guggenheim VIF Macro Opportunities	2015	10.04	9.67	11,139
	2014	9.87	10.04	0
	2013[4]	10.00	9.87	0
Guggenheim VIF Managed Asset Allocation	2015	11.77	11.39	0
	2014	11.42	11.77	0
	2013	10.34	11.42	0
	2012	9.45	10.34	0
	2011[2]	10.00	9.45	0
Guggenheim VIF Mid Cap Value	2015	22.29	20.07	2,296
	2014	22.86	22.29	0
	2013	17.75	22.86	0
	2012	15.69	17.75	0
	2011	17.55	15.69	0
	2010	15.42	17.55	0
	2009	11.09	15.42	0
	2008[1]	10.00	11.09	0
Guggenheim VIF Multi-Hedge Strategies	2015	7.40	7.28	36,500
	2014	7.32	7.40	21,458
	2013	7.45	7.32	3,040
	2012	7.55	7.45	0
	2011	7.56	7.55	0
	2010	7.37	7.56	0
	2009	7.88	7.37	0
	2008	10.04	7.88	0
	2007[8]	10.00	10.04	0
Guggenheim VIF Small Cap Value	2015	15.19	13.70	264
	2014	15.94	15.19	257
	2013	12.07	15.94	938
	2012	10.45	12.07	0
	2011	11.34	10.45	0
	2010	9.63	11.34	0
	2009	6.39	9.63	0
	2008	10.77	6.39	0
	2007[8]	10.00	10.77	0
Guggenheim VIF StylePlus Large Core	2015	13.11	12.85	931
	2014	11.75	13.11	1,280
	2013[3]	10.00	11.75	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF StylePlus Large Growth	2015	12.84	13.09	0
	2014	11.53	12.84	1,938
	2013	9.31	11.53	0
	2012	8.70	9.31	0
	2011[2]	10.00	8.70	0
Guggenheim VIF StylePlus Mid Growth	2015	24.92	24.06	509
	2014	22.82	24.92	424
	2013[3]	10.00	22.82	0
Guggenheim VIF StylePlus Small Growth	2015	13.49	12.86	0
	2014	12.83	13.49	0
	2013[3]	10.00	12.83	0
Guggenheim VIF Total Return Bond	2015	10.28	10.04	29,827
	2014	9.84	10.28	29,535
	2013[3]	10.00	9.84	3,092
Guggenheim VIF World Equity Income	2015	8.65	8.30	0
	2014	8.52	8.65	0
	2013	7.40	8.52	3,690
	2012	6.57	7.40	0
	2011	8.07	6.57	0
	2010	7.22	8.07	0
	2009	6.25	7.22	0
	2008	10.49	6.25	0
	2007 [8]	10.00	10.49	0
Invesco V.I. American Franchise	2015	10.62	13.36	0
	2014	12.63	10.62	0
	2013	9.35	12.63	0
	2012	8.54	9.35	0
	2011[2]	10.00	8.54	0
Invesco V.I. American Value	2015	13.95	12.21	230
	2014	13.19	13.95	0
	2013	10.19	13.19	0
	2012	9.01	10.19	0
	2011[2]	10.00	9.01	0
Invesco V.I. Balanced-Risk Allocation	2015	10.07	9.30	2,277
	2014[5]	10.00	10.07	943
Invesco V.I. Comstock	2015	14.20	12.87	2,100
	2014	13.47	14.20	7,186
	2013	10.28	13.47	6,270
	2012	8.95	10.28	0
	2011[2]	10.00	8.95	0
Invesco V.I. Core Equity	2015	12.95	11.76	0
	2014	12.43	12.95	0
	2013	9.98	12.43	0
	2012	9.09	9.98	0
	2011[2]	10.00	9.09	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. Equity and Income	2015	12.59	11.85	0
	2014	11.98	12.59	0
	2013	9.93	11.98	0
	2012	9.15	9.93	0
	2011[2]	10.00	9.15	0
Invesco V.I. Global Core Equity	2015	10.34	9.83	0
	2014	10.65	10.34	0
	2013	9.02	10.65	0
	2012	8.23	9.02	0
	2011[2]	10.00	8.23	0
Invesco V.I. Global Health Care	2015	16.86	16.76	125
	2014	14.62	16.86	0
	2013	10.79	14.62	0
	2012	9.27	10.79	0
	2011[2]	10.00	9.27	0
Invesco V.I. Global Real Estate	2015	11.94	11.33	2,956
	2014	10.81	11.94	7,264
	2013	10.92	10.81	6,465
	2012	8.84	10.92	0
	2011[2]	10.00	8.84	0
Invesco V.I. Government Securities	2015	9.75	9.42	2,374
	2014	9.71	9.75	9,288
	2013	10.35	9.71	8,750
	2012	10.48	10.35	0
	2011[2]	10.00	10.48	0
Invesco V.I. Growth and Income	2015	13.62	12.72	0
	2014	12.82	13.62	0
	2013	9.92	12.82	0
	2012	8.98	9.92	0
	2011[2]	10.00	8.98	0
Invesco V.I. High Yield	2015	10.85	10.13	0
	2014	11.05	10.85	139
	2013	10.72	11.05	3,500
	2012	9.48	10.72	5,984
	2011[2]	10.00	9.48	0
Invesco V.I. International Growth	2015	10.06	9.46	6,003
	2014	10.40	10.06	15,926
	2013	9.07	10.40	16,496
	2012	8.15	9.07	3,910
	2011	9.07	8.15	0
	2010	8.33	9.07	0
	2009	6.39	8.33	0
	2008	11.13	6.39	0
	2007[8]	10.00	11.13	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. Managed Volatility	2015	13.34	12.58	0
	2014	11.48	13.34	0
	2013	10.75	11.48	0
	2012	10.77	10.75	0
	2011[2]	10.00	10.77	0
Invesco V.I. Mid Cap Core Equity	2015	11.96	11.06	1,514
	2014	11.89	11.96	1,829
	2013	9.58	11.89	0
	2012	8.96	9.58	0
	2011	9.92	8.96	0
	2010	9.03	9.92	0
	2009	7.20	9.03	0
	2008	10.44	7.20	0
	2007[8]	10.00	10.44	0
Invesco V.I. Mid Cap Growth	2015	12.18	11.89	0
	2014	11.71	12.18	0
	2013	8.87	11.71	0
	2012	8.23	8.87	0
	2011[2]	10.00	8.23	0
Invesco V.I. S&P 500 Index	2015	13.10	12.76	4,176
	2014	12.01	13.10	5,967
	2013[3]	10.00	12.01	0
Invesco V.I. Small Cap Equity	2015	12.37	11.27	4,502
	2014	12.54	12.37	7,374
	2013	9.47	12.54	6,857
	2012	8.63	9.47	1,247
	2011[2]	10.00	8.63	0
Ivy Funds VIP Asset Strategy	2015	10.97	9.71	3,158
	2014	11.98	10.97	631
	2013	9.91	11.98	613
	2012	8.61	9.91	0
	2011[2]	10.00	8.61	0
Ivy Funds VIP Balanced	2015	12.74	12.27	844
	2014	12.26	12.74	820
	2013	10.26	12.26	797
	2012	9.50	10.26	0
	2011[2]	10.00	9.50	0
Ivy Funds VIP Core Equity	2015	14.24	13.66	602
	2014	13.43	14.24	5,622
	2013	10.42	13.43	5,481
	2012	9.09	10.42	0
	2011[2]	10.00	9.09	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy Funds VIP Dividend Opportunities	2015	12.56	11.88	0
	2014	11.84	12.56	0
	2013	9.45	11.84	0
	2012	8.65	9.45	0
	2011[2]	10.00	8.65	0
Ivy Funds VIP Energy	2015	8.17	6.14	0
	2014	9.45	8.17	0
	2013	7.66	9.45	0
	2012	7.82	7.66	0
	2011[2]	10.00	7.82	0
Ivy Funds VIP Global Bond	2015	9.52	8.95	0
	2014	9.83	9.52	299
	2013	10.00	9.83	0
	2012	9.73	10.00	0
	2011[2]	10.00	9.73	0
Ivy Funds VIP Global Growth	2015	11.11	11.10	2,587
	2014	11.39	11.11	2,465
	2013	9.89	11.39	1,160
	2012	8.67	9.89	792
	2011[2]	10.00	8.67	0
Ivy Funds VIP Global Natural Resources	2015	7.89	5.92	0
	2014[5]	10.00	7.89	0
Ivy Funds VIP Growth	2015	14.58	15.10	3,927
	2014	13.50	14.58	0
	2013	10.24	13.50	0
	2012	9.40	10.24	0
	2011[2]	10.00	9.40	0
Ivy Funds VIP High Income	2015	11.81	10.67	7,028
	2014	12.00	11.81	16,586
	2013	11.24	12.00	21,159
	2012	9.81	11.24	0
	2011[2]	10.00	9.81	0
Ivy Funds VIP International Core Equity	2015	10.39	9.94	4,184
	2014	10.60	10.39	2,598
	2013	8.78	10.60	0
	2012	8.02	8.78	0
	2011[2]	10.00	8.02	0
Ivy Funds VIP Limited-Term Bond	2015	9.40	9.16	35,361
	2014	9.64	9.40	33,321
	2013	10.03	9.64	29,341
	2012	10.05	10.03	0
	2011[2]	10.00	10.05	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy Funds VIP Mid Cap Growth	2015	12.73	11.59	3,424
	2014	12.22	12.73	5,373
	2013	9.73	12.22	5,242
	2012	8.87	9.73	403
	2011[2]	10.00	8.87	0
Ivy Funds VIP Real Estate Securities	2015	13.47	13.64	222
	2014	10.71	13.47	0
	2013	10.97	10.71	0
	2012	9.64	10.97	0
	2011[2]	10.00	9.64	0
Ivy Funds VIP Science and Technology	2015	15.33	14.38	845
	2014	15.41	15.33	403
	2013	10.20	15.41	496
	2012	8.26	10.20	0
	2011[2]	10.00	8.26	0
Ivy Funds VIP Small Cap Growth	2015	10.92	10.75	0
	2014	11.12	10.92	0
	2013	8.03	11.12	0
	2012	7.91	8.03	0
	2011[2]	10.00	7.91	0
Ivy Funds VIP Small Cap Value	2015	12.25	11.17	1,903
	2014	11.84	12.25	1,548
	2013	9.18	11.84	0
	2012	8.01	9.18	0
	2011[2]	10.00	8.01	0
Ivy Funds VIP Value	2015	13.64	12.66	0
	2014	12.73	13.64	2,063
	2013	9.73	12.73	574
	2012	8.47	9.73	0
	2011[2]	10.00	8.47	0
Janus Aspen Enterprise	2015	14.00	14.03	3,122
	2014	12.91	14.00	203
	2013	10.12	12.91	0
	2012	8.95	10.12	0
	2011[2]	10.00	8.95	0
Janus Aspen Forty	2015	14.08	15.23	333
	2014	13.43	14.08	2,262
	2013	10.62	13.43	0
	2012	8.88	10.62	0
	2011[2]	10.00	8.88	0
Janus Aspen Janus Portfolio	2015	13.89	14.10	412
	2014	12.75	13.89	842
	2013	10.16	12.75	0
	2012	8.89	10.16	0
	2011[2]	10.00	8.89	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Janus Aspen Overseas	2015	6.74	5.94	9,239
	2014	7.93	6.74	0
	2013	7.19	7.93	0
	2012	6.57	7.19	0
	2011[2]	10.00	6.57	0
Janus Aspen Perkins Mid Cap Value	2015	12.06	11.22	1,975
	2014	11.51	12.06	0
	2013	9.47	11.51	0
	2012	8.85	9.47	0
	2011[2]	10.00	8.85	0
JPMorgan Insurance Trust Core Bond Portfolio	2015	9.67	9.42	5,017
	2014	9.56	9.67	4,896
	2013[3]	10.00	9.56	0
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2015	14.13	12.82	17,250
	2014	12.66	14.13	12,242
	2013[3]	10.00	12.66	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2015	13.46	12.28	4,085
	2014	12.74	13.46	0
	2013[3]	10.00	12.74	0
JPMorgan Insurance Trust US Equity Portfolio	2015	13.59	13.21	0
	2014	12.38	13.59	0
	2013[3]	10.00	12.38	0
Lord Abbett Series Bond-Debenture VC	2015	11.21	10.66	8,954
	2014	11.12	11.21	10,574
	2013	10.64	11.12	3,032
	2012	9.79	10.64	0
	2011[2]	10.00	9.79	0
Lord Abbett Series Calibrated Dividend Growth	2015	13.30	12.58	268
	2014	12.34	13.30	263
	2013	9.99	12.34	0
	2012	9.19	9.99	0
	2011[2]	10.00	9.19	0
Lord Abbett Series Classic Stock VC	2015	12.77	12.22	0
	2014	12.11	12.77	0
	2013	9.65	12.11	0
	2012	8.68	9.65	0
	2011[2]	10.00	8.68	0
Lord Abbett Series Developing Growth VC	2015	14.06	12.47	1,385
	2014	14.03	14.06	614
	2013	9.27	14.03	2,343
	2012	8.56	9.27	0
	2011[2]	10.00	8.56	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Lord Abbett Series Fundamental Equity VC	2015	12.58	11.73	0
	2014	12.15	12.58	0
	2013	9.27	12.15	0
	2012	8.67	9.27	0
	2011[2]	10.00	8.67	0
Lord Abbett Series Growth and Income VC	2015	12.79	12.00	0
	2014	12.29	12.79	0
	2013	9.36	12.29	0
	2012	8.65	9.36	0
	2011[2]	10.00	8.65	0
Lord Abbett Series Growth Opportunities VC	2015	12.08	11.99	0
	2014	11.79	12.08	0
	2013	8.90	11.79	0
	2012	8.08	8.90	0
	2011[2]	10.00	8.08	0
Lord Abbett Series Mid Cap Stock VC	2015	12.90	11.99	0
	2014	11.97	12.90	0
	2013	9.51	11.97	0
	2012	8.59	9.51	0
	2011[2]	10.00	8.59	0
Lord Abbett Series Total Return VC	2015	10.60	10.17	18,293
	2014	10.34	10.60	11,780
	2013	10.82	10.34	0
	2012	10.49	10.82	0
	2011[2]	10.00	10.49	0
Lord Abbett Series Value Opportunities VC	2015	13.06	12.29	0
	2014	12.41	13.06	0
	2013	9.25	12.41	0
	2012	8.63	9.25	0
	2011[2]	10.00	8.63	0
MFS® VIT Emerging Markets Equity	2015	8.11	6.81	4,148
	2014	9.02	8.11	2,914
	2013[3]	10.00	9.02	0
MFS® VIT Global Tactical Allocation	2015	9.94	9.37	0
	2014[5]	10.00	9.94	0
MFS® VIT High Yield	2015	10.08	9.31	0
	2014	10.18	10.08	0
	2013[3]	10.00	10.18	0
MFS® VIT II MA Investors Growth Stock	2015	14.25	13.71	879
	2014	13.27	14.25	0
	2013	10.56	13.27	0
	2012	9.37	10.56	0
	2011[2]	10.00	9.37	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
MFS® VIT II Research International	2015	9.59	9.06	0
	2014	10.68	9.59	911
	2013	9.32	10.68	0
	2012	8.29	9.32	0
	2011[2]	10.00	8.29	0
MFS® VIT International Value	2015	9.65	9.92	603
	2014[5]	10.00	9.65	0
MFS® VIT Investors Trust	2015	14.05	13.57	0
	2014	13.14	14.05	0
	2013	10.32	13.14	0
	2012	8.99	10.32	0
	2011[2]	10.00	8.99	0
MFS® VIT New Discovery	2015	11.18	10.56	4,545
	2014	12.50	11.18	1,159
	2013	9.17	12.50	0
	2012	7.85	9.17	420
	2011[2]	10.00	7.85	0
MFS® VIT Research	2015	14.08	13.68	0
	2014	13.26	14.08	0
	2013	10.40	13.26	0
	2012	9.21	10.40	0
	2011[2]	10.00	9.21	0
MFS® VIT Total Return	2015	12.21	11.75	0
	2014	11.70	12.21	0
	2013	10.20	11.70	0
	2012	9.52	10.20	0
	2011[2]	10.00	9.52	0
MFS® VIT Total Return Bond	2015	10.32	9.91	1,812
	2014	10.11	10.32	59,408
	2013	10.60	10.11	7,081
	2012	10.25	10.60	2,215
	2011[2]	10.00	10.25	0
MFS® VIT Utilities	2015	13.29	10.94	5,156
	2014	12.23	13.29	9,548
	2013	10.53	12.23	4,868
	2012	9.63	10.53	0
	2011[2]	10.00	9.63	0
Morgan Stanley UIF Emerging Markets Debt	2015	8.91	8.51	0
	2014	8.96	8.91	0
	2013[3]	10.00	8.96	0
Morgan Stanley UIF Emerging Markets Equity	2015	8.69	7.50	8,462
	2014	9.43	8.69	16,819
	2013[3]	10.00	9.43	10,261
Morningstar Aggressive Growth ETF Asset Allocation Portfolio (formerly Ibbotson Aggressive Growth ETF Asset Allocation )	2015	11.06	10.38	0
	2014	10.95	11.06	0
	2013[3]	10.00	10.95	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Morningstar Balanced ETF Asset Allocation Portfolio (formerly Ibbotson Balanced ETF Asset Allocation )	2015	10.62	10.03	0
	2014	10.52	10.62	34,846
	2013[3]	10.00	10.52	0
Morningstar Conservative ETF Asset Allocation Portfolio (formerly Ibbotson Conservative ETF Asset Allocation )	2015	9.80	9.35	40,831
	2014	9.87	9.80	40,046
	2013[3]	10.00	9.87	0
Morningstar Growth ETF Asset Allocation Portfolio (formerly Ibbotson Growth ETF Asset Allocation )	2015	10.96	10.32	0
	2014	10.85	10.96	0
	2013[3]	10.00	10.85	0
Morningstar Income and Growth ETF Asset Allocation Portfolio (formerly Ibbotson Income and Growth ETF Asset Allocation )	2015	10.18	9.67	0
	2014	10.20	10.18	0
	2013[3]	10.00	10.20	0
Neuberger Berman AMT Guardian	2015	12.85	11.80	0
	2014	12.20	12.85	0
	2013	9.10	12.20	894
	2012	8.35	9.10	0
	2011	8.91	8.35	0
	2010	7.75	8.91	0
	2009	6.18	7.75	0
	2008	10.20	6.18	0
	2007[8]	10.00	10.20	0
Neuberger Berman AMT Socially Responsive	2015	13.25	12.72	0
	2014	12.45	13.25	0
	2013	9.38	12.45	0
	2012	8.77	9.38	0
	2011[2]	10.00	8.77	0
Oppenheimer Global Fund/VA	2015	11.82	11.84	2,100
	2014	11.99	11.82	2,045
	2013	9.77	11.99	0
	2012	8.36	9.77	0
	2011[2]	10.00	8.36	0
Oppenheimer Global Strategic Income Fund/VA	2015	9.93	9.36	1,400
	2014	10.03	9.93	1,926
	2013	10.42	10.03	807
	2012	9.54	10.42	0
	2011[2]	10.00	9.54	0
Oppenheimer International Growth Fund/VA	2015	11.00	10.95	20,308
	2014	12.26	11.00	28,114
	2013	10.09	12.26	12,093
	2012	8.59	10.09	0
	2011[2]	10.00	8.59	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Oppenheimer Main Street Small Cap Fund®/VA	2015	13.81	12.53	18,153
	2014	12.80	13.81	12,982
	2013	9.43	12.80	0
	2012	8.29	9.43	0
	2011	8.79	8.29	0
	2010	7.39	8.79	0
	2009	5.59	7.39	0
	2008	9.33	5.59	0
	2007[8]	10.00	9.33	0
PIMCO VIT All Asset	2015	9.98	8.76	2,807
	2014	10.28	9.98	0
	2013	10.63	10.28	0
	2012	9.59	10.63	0
	2011[2]	10.00	9.59	0
PIMCO VIT CommodityRealReturn Strategy	2015	5.51	3.96	20,784
	2014	7.01	5.51	22,431
	2013	8.51	7.01	7,824
	2012	8.38	8.51	0
	2011[2]	10.00	8.38	0
PIMCO VIT Emerging Markets Bond	2015	10.22	9.64	19,209
	2014	10.43	10.22	33,714
	2013	11.61	10.43	21,771
	2012	10.21	11.61	659
	2011[2]	10.00	10.21	0
PIMCO VIT Foreign Bond (Unhedged)	2015	9.28	8.32	0
	2014	9.58	9.28	0
	2013	10.61	9.58	0
	2012	10.44	10.61	0
	2011[2]	10.00	10.44	0
PIMCO VIT Global Bond (Unhedged)	2015	12.01	11.13	444
	2014	12.17	12.01	431
	2013	13.78	12.17	0
	2012	13.35	13.78	0
	2011	12.86	13.35	0
	2010	11.93	12.86	0
	2009	10.58	11.93	0
	2008[1]	10.00	10.58	0
PIMCO VIT Global Multi-Asset Managed Allocation	2015	10.02	9.66	0
	2014[5]	10.00	10.02	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
PIMCO VIT High Yield	2015	16.57	15.73	0
	2014	16.61	16.57	0
	2013	16.28	16.61	0
	2012	14.76	16.28	6,773
	2011	14.80	14.76	0
	2010	13.40	14.80	0
	2009	9.90	13.40	0
	2008[1]	10.00	9.90	0
PIMCO VIT Low Duration	2015	9.34	9.04	215,945
	2014	9.59	9.34	54,957
	2013	9.95	9.59	33,108
	2012	9.74	9.95	11,215
	2011[2]	10.00	9.74	0
PIMCO VIT Real Return	2015	9.73	9.14	5,428
	2014	9.78	9.73	2,336
	2013	11.16	9.78	17,515
	2012	10.64	11.16	8,737
	2011[2]	10.00	10.64	0
PIMCO VIT Short-Term	2015	9.45	9.23	3,887
	2014	9.73	9.45	11,546
	2013[3]	10.00	9.73	8,813
PIMCO VIT Total Return	2015	10.06	9.75	8,861
	2014	9.99	10.06	0
	2013	10.56	9.99	60,980
	2012	9.99	10.56	32,044
	2011[2]	10.00	9.99	11
Pioneer Bond VCT	2015	9.97	9.64	21,856
	2014	9.76	9.97	26,846
	2013[3]	10.00	9.76	0
Pioneer Emerging Markets VCT	2015	7.93	6.46	0
	2014	9.41	7.93	0
	2013[3]	10.00	9.41	0
Pioneer Equity Income VCT	2015	12.78	12.38	0
	2014	11.73	12.78	0
	2013[3]	10.00	11.73	0
Pioneer High Yield VCT	2015	10.10	9.34	0
	2014	10.48	10.10	0
	2013[3]	10.00	10.48	5,998
Pioneer Real Estate Shares VCT	2015	11.94	12.06	0
	2014	9.47	11.94	0
	2013[3]	10.00	9.47	0
Pioneer Strategic Income VCT	2015	9.71	9.24	0
	2014	9.70	9.71	0
	2013[3]	10.00	9.70	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Power Income VIT	2015	9.64	9.08	0
	2014	10.09	9.64	0
	2013[3]	10.00	10.09	0
Probabilities Fund	2015	10.32	9.41	24,038
	2014	10.19	10.32	23,723
	2013[4]	10.00	10.19	20,374
Putnam VT Absolute Return 500	2015	10.00	9.61	5,637
	2014	9.96	10.00	0
	2013[3]	10.00	9.96	0
Putnam VT Capital Opportunities	2015	12.50	11.16	0
	2014	12.09	12.50	0
	2013[3]	10.00	12.09	0
Putnam VT Diversified Income	2015	9.89	9.33	0
	2014	10.21	9.89	0
	2013[3]	10.00	10.21	0
Putnam VT Equity Income	2015	12.98	12.16	6,704
	2014	11.93	12.98	0
	2013[3]	10.00	11.93	0
Putnam VT Global Asset Allocation	2015	11.81	11.43	0
	2014	11.17	11.81	0
	2013[3]	10.00	11.17	0
Putnam VT Growth Opportunities	2015	13.72	13.39	0
	2014	12.46	13.72	0
	2013[3]	10.00	12.46	0
Putnam VT High Yield	2015	10.11	9.24	6,323
	2014	10.30	10.11	0
	2013[3]	10.00	10.30	0
Putnam VT Income	2015	10.10	9.62	14,482
	2014	9.82	10.10	16,380
	2013[3]	10.00	9.82	0
Putnam VT Investors	2015	13.55	12.81	0
	2014	12.31	13.55	0
	2013[3]	10.00	12.31	0
Putnam VT Voyager	2015	13.85	12.56	0
	2014	13.06	13.85	0
	2013[3]	10.00	13.06	0
Redwood Managed Volatility	2015[7]	10.00	9.80	0
Rydex VIF Banking	2015	4.62	4.25	0
	2014	4.62	4.62	0
	2013	3.70	4.62	0
	2012	3.09	3.70	0
	2011	4.11	3.09	0
	2010	3.76	4.11	0
	2009	4.03	3.76	0
	2008	7.09	4.03	948
	2007[8]	10.00	7.09	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Basic Materials	2015	9.91	7.91	9,699
	2014	10.44	9.91	16,229
	2013	10.68	10.44	11,742
	2012	9.98	10.68	0
	2011	12.36	9.98	0
	2010	10.10	12.36	303
	2009	6.73	10.10	12
	2008	12.75	6.73	0
	2007[8]	10.00	12.75	0
Rydex VIF Biotechnology	2015	26.78	28.07	9,156
	2014	20.89	26.78	12,543
	2013	14.02	20.89	8,705
	2012	10.67	14.02	0
	2011	9.99	10.67	0
	2010	9.34	9.99	171
	2009	8.17	9.34	14
	2008	9.59	8.17	156
	2007[8]	10.00	9.59	0
Rydex VIF Commodities Strategy	2015	3.91	2.50	0
	2014	6.13	3.91	0
	2013	6.56	6.13	0
	2012	6.89	6.56	0
	2011	7.63	6.89	0
	2010	7.31	7.63	0
	2009	6.78	7.31	0
	2008	13.78	6.78	0
	2007[8]	10.00	13.78	0
Rydex VIF Consumer Products	2015	16.02	16.44	21,352
	2014	14.73	16.02	25,884
	2013	11.89	14.73	15,477
	2012	11.28	11.89	0
	2011	10.27	11.28	0
	2010	9.06	10.27	0
	2009	7.87	9.06	0
	2008	10.64	7.87	0
	2007[8]	10.00	10.64	0
Rydex VIF Dow 2x Strategy	2015	12.84	11.88	0
	2014	11.38	12.84	238
	2013	7.24	11.38	0
	2012	6.40	7.24	0
	2011	6.07	6.40	0
	2010	5.04	6.07	0
	2009	3.81	5.04	0
	2008	10.31	3.81	130
	2007[8]	10.00	10.31	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Electronics	2015	9.45	9.32	0
	2014	7.90	9.45	322
	2013	6.05	7.90	0
	2012	6.20	6.05	0
	2011	7.69	6.20	0
	2010	7.26	7.69	212
	2009	4.38	7.26	0
	2008	9.08	4.38	143
	2007[8]	10.00	9.08	0
Rydex VIF Energy	2015	9.18	6.18	8,948
	2014	11.67	9.18	9,030
	2013	9.79	11.67	5,092
	2012	9.89	9.79	0
	2011	10.87	9.89	230
	2010	9.45	10.87	154
	2009	7.06	9.45	0
	2008	13.55	7.06	0
	2007[8]	10.00	13.55	0
Rydex VIF Energy Services	2015	7.68	5.07	326
	2014	11.26	7.68	7,186
	2013	9.40	11.26	6,505
	2012	9.70	9.40	0
	2011	11.06	9.70	0
	2010	9.08	11.06	148
	2009	5.79	9.08	0
	2008	14.13	5.79	35
	2007[8]	10.00	14.13	0
Rydex VIF Europe 1.25x Strategy	2015	5.24	4.70	0
	2014	6.20	5.24	0
	2013	5.18	6.20	0
	2012	4.41	5.18	1,139
	2011	5.37	4.41	0
	2010	6.23	5.37	0
	2009	4.76	6.23	0
	2008	10.90	4.76	0
	2007[8]	10.00	10.90	0
Rydex VIF Financial Services	2015	6.48	6.01	1,673
	2014	5.96	6.48	0
	2013	4.84	5.96	0
	2012	4.08	4.84	0
	2011	4.96	4.08	0
	2010	4.49	4.96	0
	2009	3.89	4.49	0
	2008	7.74	3.89	0
	2007[8]	10.00	7.74	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Government Long Bond 1.2x Strategy	2015	14.75	13.52	3,229
	2014	11.34	14.75	3,996
	2013	14.36	11.34	0
	2012	14.42	14.36	0
	2011	10.55	14.42	0
	2010	9.92	10.55	0
	2009	14.99	9.92	0
	2008	10.71	14.99	0
	2007[8]	10.00	10.71	0
Rydex VIF Health Care	2015	16.98	17.15	152
	2014	14.10	16.98	144
	2013	10.29	14.10	0
	2012	9.09	10.29	0
	2011	8.99	9.09	0
	2010	8.72	8.99	0
	2009	7.24	8.72	27
	2008	9.97	7.24	193
	2007 [8]	10.00	9.97	0
Rydex VIF High Yield Strategy	2015[7]	10.00	9.87	0
Rydex VIF Internet	2015	14.42	15.10	202
	2014	14.64	14.42	0
	2013	10.02	14.64	0
	2012	8.69	10.02	0
	2011	10.21	8.69	0
	2010	8.75	10.21	177
	2009	5.46	8.75	0
	2008	10.26	5.46	124
	2007[8]	10.00	10.26	0
Rydex VIF Inverse Dow 2x Strategy	2015	1.07	0.95	0
	2014	1.42	1.07	0
	2013	2.62	1.42	0
	2012	3.50	2.62	0
	2011	4.97	3.50	0
	2010	7.39	4.97	0
	2009	13.81	7.39	0
	2008	8.89	13.81	0
	2007[8]	10.00	8.89	0
Rydex VIF Inverse Government Long Bond Strategy	2015	2.94	2.81	0
	2014	4.06	2.94	0
	2013	3.65	4.06	0
	2012	4.02	3.65	0
	2011	5.99	4.02	0
	2010	7.11	5.99	0
	2009	6.16	7.11	0
	2008	9.14	6.16	0
	2007[8]	10.00	9.14	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Inverse Mid‑Cap Strategy	2015	2.38	2.28	0
	2014	2.79	2.38	0
	2013	3.99	2.79	0
	2012	5.06	3.99	0
	2011	5.65	5.06	0
	2010	7.83	5.65	0
	2009	12.53	7.83	0
	2008	9.65	12.53	0
	2007[8]	10.00	9.65	0
Rydex VIF Inverse NASDAQ‑100® Strategy	2015	2.08	1.75	6,282
	2014	2.64	2.08	5,647
	2013	3.86	2.64	5,425
	2012	4.91	3.86	2,701
	2011	5.65	4.91	146
	2010	7.43	5.65	0
	2009	6.10	7.43	0
	2008	8.98	6.10	118
	2007[8]	10.00	8.98	0
Rydex VIF Inverse Russell 2000® Strategy	2015	2.32	2.25	0
	2014	2.64	2.32	0
	2013	3.95	2.64	0
	2012	4.99	3.95	0
	2011	5.60	4.99	0
	2010	8.01	5.60	0
	2009	12.34	8.01	0
	2008	10.25	12.34	0
	2007 [8]	10.00	10.25	0
Rydex VIF Inverse S&P 500 Strategy	2015	3.06	2.83	103,955
	2014	3.70	3.06	1,675
	2013	5.22	3.70	22,920
	2012	6.51	5.22	8,608
	2011	7.41	6.51	0
	2010	9.23	7.41	0
	2009	13.19	9.23	0
	2008	9.81	13.19	0
	2007[8]	10.00	9.81	0
Rydex VIF Japan 2x Strategy	2015	7.37	7.97	0
	2014	9.01	7.37	0
	2013	5.98	9.01	0
	2012	5.15	5.98	0
	2011	7.50	5.15	0
	2010	6.71	7.50	0
	2009	5.62	6.71	439
	2008	8.67	5.62	281
	2007 [8]	10.00	8.67	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Leisure	2015	12.44	12.06	236
	2014	11.98	12.44	0
	2013	8.71	11.98	0
	2012	7.43	8.71	0
	2011	7.51	7.43	0
	2010	5.96	7.51	0
	2009	4.51	5.96	0
	2008	9.17	4.51	0
	2007[8]	10.00	9.17	0
Rydex VIF Mid-Cap 1.5x Strategy	2015	13.98	12.77	1,974
	2014	12.93	13.98	335
	2013	8.91	12.93	325
	2012	7.42	8.91	449
	2011	8.31	7.42	625
	2010	6.25	8.31	881
	2009	4.25	6.25	204
	2008	9.73	4.25	128
	2007[8]	10.00	9.73	0
Rydex VIF NASDAQ-100®	2015	16.84	17.60	3,235
	2014	14.84	16.84	1,482
	2013	11.41	14.84	2,166
	2012	10.11	11.41	0
	2011	10.25	10.11	0
	2010	8.95	10.25	352
	2009	6.10	8.95	163
	2008	10.86	6.10	118
	2007[8]	10.00	10.86	0
Rydex VIF NASDAQ-100® 2x Strategy	2015	23.78	26.34	2,277
	2014	18.02	23.78	2,920
	2013	10.35	18.02	0
	2012	7.99	10.35	0
	2011	8.32	7.99	0
	2010	6.29	8.32	0
	2009	2.99	6.29	348
	2008	11.30	2.99	472
	2007[8]	10.00	11.30	0
Rydex VIF Nova	2015	12.00	11.51	4,719
	2014	10.47	12.00	0
	2013	7.27	10.47	0
	2012	6.16	7.27	0
	2011	6.45	6.16	787
	2010	5.57	6.45	828
	2009	4.25	5.57	570
	2008	9.66	4.25	277
	2007 [8]	10.00	9.66	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Precious Metals	2015	3.93	2.64	1,884
	2014	4.92	3.93	20,882
	2013	9.46	4.92	27,163
	2012	10.21	9.46	2,373
	2011	13.92	10.21	199
	2010	10.44	13.92	287
	2009	7.23	10.44	11
	2008	12.19	7.23	0
	2007[8]	10.00	12.19	0
Rydex VIF Real Estate	2015	8.35	7.86	385
	2014	7.14	8.35	4,573
	2013	7.11	7.14	0
	2012	6.22	7.11	0
	2011	6.30	6.22	0
	2010	5.22	6.30	0
	2009	4.31	5.22	0
	2008	7.65	4.31	0
	2007 [8]	10.00	7.65	0
Rydex VIF Retailing	2015	14.02	13.36	1,093
	2014	13.36	14.02	2,496
	2013	10.18	13.36	1,989
	2012	9.02	10.18	0
	2011	8.87	9.02	261
	2010	7.34	8.87	0
	2009	5.27	7.34	0
	2008	8.13	5.27	0
	2007[8]	10.00	8.13	0
Rydex VIF Russell 2000® 1.5x Strategy	2015	11.06	9.71	0
	2014	10.97	11.06	0
	2013	7.16	10.97	0
	2012	6.07	7.16	0
	2011	7.16	6.07	781
	2010	5.37	7.16	251
	2009	4.17	5.37	226
	2008	8.88	4.17	0
	2007[8]	10.00	8.88	0
Rydex VIF Russell 2000® 2x Strategy	2015	9.04	7.58	0
	2014	8.89	9.04	0
	2013	4.96	8.89	0
	2012	3.97	4.96	616
	2011	5.10	3.97	0
	2010	3.56	5.10	0
	2009	2.71	3.56	0
	2008	8.30	2.71	346
	2007[8]	10.00	8.30	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF S&P 500 2x Strategy	2015	11.55	10.98	0
	2014	9.59	11.55	3,765
	2013	5.88	9.59	0
	2012	4.71	5.88	486
	2011	5.07	4.71	0
	2010	4.19	5.07	0
	2009	2.96	4.19	0
	2008	9.56	2.96	0
	2007[8]	10.00	9.56	0
Rydex VIF S&P 500 Pure Growth	2015	15.49	15.13	12,813
	2014	14.26	15.49	2,930
	2013	10.45	14.26	2,663
	2012	9.54	10.45	0
	2011	9.99	9.54	3,331
	2010	8.27	9.99	182
	2009	5.81	8.27	172
	2008	10.00	5.81	0
	2007[8]	10.00	10.00	0
Rydex VIF S&P 500 Pure Value	2015	12.83	11.23	133
	2014	11.97	12.83	6,530
	2013	8.53	11.97	617
	2012	7.22	8.53	0
	2011	7.72	7.22	4,430
	2010	6.64	7.72	0
	2009	4.55	6.64	221
	2008	9.16	4.55	0
	2007[8]	10.00	9.16	0
Rydex VIF S&P MidCap 400 Pure Growth	2015	16.17	15.82	245
	2014	17.00	16.17	327
	2013	13.12	17.00	231
	2012	11.71	13.12	0
	2011	12.20	11.71	0
	2010	9.52	12.20	0
	2009	6.28	9.52	0
	2008	10.19	6.28	0
	2007[8]	10.00	10.19	0
Rydex VIF S&P MidCap 400 Pure Value	2015	11.80	10.04	0
	2014	11.44	11.80	0
	2013	8.72	11.44	0
	2012	7.72	8.72	0
	2011	8.60	7.72	0
	2010	7.41	8.60	0
	2009	4.94	7.41	149
	2008	9.07	4.94	0
	2007[8]	10.00	9.07	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF S&P SmallCap 600 Pure Growth	2015	13.51	13.00	5,363
	2014	13.98	13.51	819
	2013	10.24	13.98	3,337
	2012	9.58	10.24	792
	2011	9.58	9.58	0
	2010	7.91	9.58	0
	2009	6.11	7.91	0
	2008	9.63	6.11	0
	2007[8]	10.00	9.63	0
Rydex VIF S&P SmallCap 600 Pure Value	2015	10.89	9.10	1,747
	2014	11.13	10.89	1,563
	2013	8.07	11.13	2,260
	2012	6.94	8.07	370
	2011	7.93	6.94	0
	2010	6.56	7.93	0
	2009	4.18	6.56	0
	2008	7.66	4.18	0
	2007[8]	10.00	7.66	0
Rydex VIF Strengthening Dollar 2x Strategy	2015	5.93	6.49	0
	2014	4.99	5.93	0
	2013	5.32	4.99	0
	2012	5.88	5.32	0
	2011	6.36	5.88	0
	2010	6.89	6.36	0
	2009	8.48	6.89	0
	2008	8.31	8.48	0
	2007[8]	10.00	8.31	0
Rydex VIF Technology	2015	11.77	11.49	0
	2014	11.04	11.77	247
	2013	8.44	11.04	0
	2012	7.81	8.44	0
	2011	8.90	7.81	264
	2010	8.22	8.90	0
	2009	5.47	8.22	0
	2008	10.37	5.47	0
	2007[8]	10.00	10.37	0
Rydex VIF Telecommunications	2015	7.10	6.40	0
	2014	7.16	7.10	0
	2013	6.31	7.16	0
	2012	6.23	6.31	0
	2011	7.53	6.23	0
	2010	6.81	7.53	0
	2009	5.48	6.81	0
	2008	10.37	5.48	0
	2007[8]	10.00	10.37	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Transportation	2015	13.82	11.47	0
	2014	11.65	13.82	0
	2013	8.01	11.65	0
	2012	7.05	8.01	0
	2011	8.21	7.05	0
	2010	6.84	8.21	0
	2009	6.03	6.84	0
	2008	8.35	6.03	91
	2007[8]	10.00	8.35	0
Rydex VIF U.S. Government Money Market	2015	7.96	7.69	133,914
	2014	8.24	7.96	85,377
	2013	8.53	8.24	139,544
	2012	8.83	8.53	244,709
	2011	9.14	8.83	12,990
	2010	9.47	9.14	4,279
	2009	9.79	9.47	15,410
	2008	10.02	9.79	0
	2007[8]	10.00	10.02	0
Rydex VIF Utilities	2015	12.25	10.96	1,348
	2014	10.32	12.25	0
	2013	9.40	10.32	0
	2012	9.62	9.40	0
	2011	8.56	9.62	0
	2010	8.29	8.56	0
	2009	7.54	8.29	0
	2008	11.09	7.54	0
	2007[8]	10.00	11.09	0
Rydex VIF Weakening Dollar 2x Strategy	2015	6.02	4.84	0
	2014	7.98	6.02	0
	2013	8.50	7.98	0
	2012	8.73	8.50	0
	2011	9.39	8.73	0
	2010	10.29	9.39	0
	2009	9.99	10.29	0
	2008	11.79	9.99	0
	2007[8]	10.00	11.79	0
SEI VP Balanced Strategy	2015	9.93	9.27	0
	2014[5]	10.00	9.93	0
SEI VP Conservative Strategy	2015	9.89	9.51	0
	2014[5]	10.00	9.89	0
SEI VP Defensive Strategy	2015	9.81	9.43	289
	2014[5]	10.00	9.81	0
SEI VP Market Growth Strategy	2015	9.95	9.26	4,185
	2014[5]	10.00	9.95	0
SEI VP Market Plus Strategy	2015	10.02	9.31	0
	2014[5]	10.00	10.02	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
SEI VP Moderate Strategy	2015	10.00	9.54	0
	2014[5]	10.00	10.00	0
T. Rowe Price Blue Chip Growth	2015	15.15	16.22	5,285
	2014	14.41	15.15	4,659
	2013	10.59	14.41	1,392
	2012	9.30	10.59	1,091
	2011[2]	10.00	9.30	0
T. Rowe Price Equity Income	2015	13.25	11.89	57,297
	2014	12.80	13.25	53,046
	2013	10.24	12.80	43,047
	2012	9.07	10.24	16,745
	2011[2]	10.00	9.07	0
T. Rowe Price Health Sciences	2015	22.14	24.06	5,298
	2014	17.47	22.14	5,556
	2013	12.01	17.47	0
	2012	9.49	12.01	0
	2011[2]	10.00	9.49	0
T. Rowe Price Limited-Term Bond	2015	9.09	8.79	33,945
	2014	9.37	9.09	35,672
	2013	9.71	9.37	43,322
	2012	9.82	9.71	11,374
	2011[2]	10.00	9.82	0
Templeton Developing Markets VIP Fund	2015	14.70	11.41	6,679
	2014	16.61	14.70	13,339
	2013	17.35	16.61	10,092
	2012	15.87	17.35	676
	2011	19.52	15.87	0
	2010	17.18	19.52	0
	2009	10.30	17.18	0
	2008[1]	10.00	10.30	0
Templeton Foreign VIP Fund	2015	15.03	13.58	13,083
	2014	17.51	15.03	15,999
	2013	14.74	17.51	6,966
	2012	12.90	14.74	0
	2011	14.94	12.90	0
	2010	14.27	14.94	0
	2009	10.78	14.27	0
	2008[1]	10.00	10.78	0
Templeton Global Bond VIP Fund	2015	10.07	9.31	24,035
	2014	10.24	10.07	17,298
	2013	10.43	10.24	2,965
	2012	9.38	10.43	0
	2011[2]	10.00	9.38	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Templeton Growth VIP Fund	2015	11.74	10.61	0
	2014	12.50	11.74	509
	2013	9.89	12.50	0
	2012	8.46	9.89	0
	2011[2]	10.00	8.46	0
Third Avenue Value	2015	10.48	9.22	0
	2014	10.39	10.48	0
	2013	9.04	10.39	0
	2012	7.35	9.04	0
	2011[2]	10.00	7.35	0
Transparent Value Directional Allocation VI	2015	9.40	8.83	1,061
	2014[6]	10.00	9.40	1,030
VanEck VIP Global Gold (formerly Van Eck VIP Global Gold )	2015	6.95	5.09	1,482
	2014	7.66	6.95	0
	2013[4]	10.00	7.66	0
VanEck VIP Global Hard Assets (formerly Van Eck VIP Global Hard Assets )	2015	6.16	3.95	13,946
	2014	7.90	6.16	13,366
	2013	7.42	7.90	3,035
	2012	7.45	7.42	0
	2011[2]	10.00	7.45	0
Vanguard® VIF Balanced	2015[7]	10.00	9.77	0
Vanguard® VIF Capital Growth	2015[7]	10.00	9.82	0
Vanguard® VIF Conservative Allocation	2015[7]	10.00	9.84	0
Vanguard® VIF Diversified Value	2015[7]	10.00	9.69	0
Vanguard® VIF Equity Income	2015[7]	10.00	9.78	0
Vanguard® VIF Equity Index	2015[7]	10.00	9.74	0
Vanguard® VIF Growth	2015[7]	10.00	9.88	0
Vanguard® VIF High Yield Bond	2015[7]	10.00	9.77	0
Vanguard® VIF International	2015[7]	10.00	9.70	0
Vanguard® VIF Mid-Cap Index	2015[7]	10.00	9.73	0
Vanguard® VIF Moderate Allocation	2015[7]	10.00	9.79	0
Vanguard® VIF REIT Index	2015[7]	10.00	10.14	0
Vanguard® VIF Short Term Investment Grade	2015[7]	10.00	9.91	0
Vanguard® VIF Small Company Growth	2015[7]	10.00	9.70	0
Vanguard® VIF Total Bond Market Index	2015[7]	10.00	9.92	0
Vanguard® VIF Total Stock Market Index	2015[7]	10.00	9.73	0
Virtus Equity Trend (formerly Virtus Premium AlphaSector™ Series )	2015	11.16	9.77	996
	2014	11.30	11.16	1,716
	2013[4]	10.00	11.30	938
Virtus International Series	2015	9.18	7.94	18,533
	2014	9.89	9.18	18,155
	2013[4]	10.00	9.89	9,440

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Virtus Multi-Sector Fixed Income Series	2015	9.51	9.07	4,264
	2014	9.66	9.51	943
	2013[4]	10.00	9.66	0
Virtus Real Estate Securities Series	2015	11.19	11.06	12,247
	2014	8.80	11.19	10,294
	2013[4]	10.00	8.80	2,495
Virtus Small-Cap Growth Series	2015	11.29	10.98	0
	2014[5]	10.00	11.29	0
Virtus Strategic Allocation Series	2015	11.35	10.37	0
	2014	10.92	11.35	0
	2013[4]	10.00	10.92	0
Voya MidCap Opportunities Portfolio	2015	12.43	12.02	0
	2014	11.87	12.43	0
	2013[3]	10.00	11.87	0
VY Clarion Global Real Estate Portfolio	2015	10.82	10.26	220
	2014	9.86	10.82	456
	2013[3]	10.00	9.86	0
VY Clarion Real Estate Portfolio	2015	11.96	11.87	896
	2014	9.54	11.96	0
	2013[3]	10.00	9.54	0
Wells Fargo International Equity VT (formerly Wells Fargo Advantage International Equity VT )	2015	9.41	9.26	0
	2014	10.30	9.41	0
	2013	8.92	10.30	0
	2012	8.13	8.92	0
	2011[2]	10.00	8.13	0
Wells Fargo Omega Growth VT (formerly Wells Fargo Advantage Omega Growth VT )	2015	13.35	13.07	0
	2014	13.30	13.35	0
	2013	9.84	13.30	0
	2012	8.46	9.84	0
	2011[2]	10.00	8.46	0
Wells Fargo Opportunity VT (formerly Wells Fargo Advantage Opportunity VT )	2015	13.76	12.88	266
	2014	12.90	13.76	0
	2013	10.22	12.90	0
	2012	9.16	10.22	0
	2011	10.03	9.16	0
	2010	8.39	10.03	0
	2009	5.88	8.39	0
	2008	10.15	5.88	0
	2007[8]	10.00	10.15	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Western Asset Variable Global High Yield Bond	2015	9.60	8.71	0
	2014	10.09	9.60	0
	2013[3]	10.00	10.09	0
1 For the period November 17, 2008 (date of inception) to December 31, 2008.
2 For the period April 18, 2011 (date of inception) to December 31, 2011.
3 For the period February 1, 2013 (the date first publicly offered) to December 31, 2013.
4 For the period May 1, 2013 (the date first publicly offered) to December 31, 2013.
5 For the period May 1, 2014 (the date first publicly offered) to December 31, 2014.
6 For the period July 1, 2014 (the date first publicly offered) to December 31, 2014.
7   For the period November 20, 2015 (the date first publicly offered) to December 31, 2015.
8   For the period July 26, 2007 (date of inception) to December 31, 2007.

Prospectus
May 1, 2016
ELITEDESIGNS® II VARIABLE ANNUITY

Important Privacy
Notice Included

See Back Cover

Variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York and offered by Security Distributors, LLC

V7013D (COMM) 32-70130-04 2016/05/01

ELITEDESIGNS® II VARIABLE ANNUITY
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: First Security Benefit Life Insurance and Annuity Company of New York 350 Park Avenue, 14th Floor New York, NY 10022 1-800-350-4570	Mailing Address: First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-888-2461
This Prospectus describes the EliteDesigns II Variable Annuity—a flexible purchase payment deferred variable annuity contract (the "Contract") offered by First Security Benefit Life Insurance and Annuity Company of New York (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current contract owners.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called Variable Annuity Account A. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Underlying Funds currently available under the Contract are:1
•	7Twelve™ Balanced Portfolio
•	AB VPS Dynamic Asset Allocation
•	AB VPS Global Thematic Growth
•	AB VPS Growth and Income
•	AB VPS Small/Mid Cap Value
•	Adaptive Allocation Portfolio
•	Alger Capital Appreciation
•	Alger Large Cap Growth
•	ALPS/Alerian Energy Infrastructure
•	American Century VP Income & Growth
•	American Century VP Inflation Protection
•	American Century VP International
•	American Century VP Value
•	American Funds IS® Asset Allocation
•	American Funds IS® Blue Chip Income and Growth
•	American Funds IS® Global Bond
•	American Funds IS® Global Growth
•	American Funds IS® Global Growth and Income
•	American Funds IS® Global Small Capitalization
•	American Funds IS® Growth
•	American Funds IS® Growth-Income
•	American Funds IS® International
•	American Funds IS® International Growth and Income
•	American Funds IS® Mortgage
•	American Funds IS® New World
•	American Funds IS® U.S. Government/ AAA‑Rated Securities
•	BlackRock Basic Value V.I.
•	BlackRock Capital Appreciation V.I.
•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock Global Opportunities V.I.
•	BlackRock High Yield V.I.
•	BlackRock Large Cap Core V.I.
•	BlackRock Large Cap Growth V.I.
•	Deutsche Capital Growth VIP
•	Deutsche Core Equity VIP
•	Deutsche Global Growth VIP
•	Deutsche Global Small Cap VIP
•	Deutsche Government & Agency Securities VIP
•	Deutsche High Income VIP
•	Deutsche Large Cap Value VIP
•	Deutsche Small Mid Cap Value VIP
•	Direxion Dynamic VP HY Bond
•	Direxion VP Indexed Commodity Strategy
•	Direxion VP Indexed Managed Futures Strategy

The Securities and Exchange Commission has not approved or disapproved these securities or deter-mined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

An Underlying Fund Prospectus will be provided upon receipt of your first Purchase Payment into an Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1‑800‑888‑2461.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2016

V7013D (COMM)	Protected by U.S. Patent No. 7,251,623 B1.	32-70130-04 2016/05/01

•	Dreyfus IP Small Cap Stock Index
•	Dreyfus IP Technology Growth
•	Dreyfus Stock Index
•	Dreyfus VIF Appreciation
•	Dreyfus VIF International Value
•	Eaton Vance VT Floating-Rate Income
•	Eaton Vance VT Large-Cap Value
•	Federated Fund for U.S. Government Securities II
•	Federated High Income Bond II
•	Fidelity® VIP Balanced
•	Fidelity® VIP Contrafund®
•	Fidelity® VIP Disciplined Small Cap
•	Fidelity® VIP Emerging Markets
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Growth Opportunities
•	Fidelity® VIP High Income
•	Fidelity® VIP Index 500
•	Fidelity® VIP Investment-Grade Bond
•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Overseas
•	Fidelity® VIP Real Estate
•	Fidelity® VIP Strategic Income
•	FormulaFolios US Equity Portfolio
•	Franklin Flex Cap Growth VIP Fund
•	Franklin Growth and Income VIP Fund
•	Franklin High Income VIP Fund
•	Franklin Income VIP Fund
•	Franklin Large Cap Growth VIP Fund
•	Franklin Mutual Global Discovery VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Franklin Rising Dividends VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Franklin Small-Mid Cap Growth VIP Fund
•	Franklin Strategic Income VIP Fund
•	Franklin U.S. Government Securities VIP Fund
•	Goldman Sachs VIT Growth Opportunities
•	Goldman Sachs VIT High Quality Floating Rate
•	Goldman Sachs VIT Large Cap Value
•	Goldman Sachs VIT Mid Cap Value
•	Goldman Sachs VIT Small Cap Equity Insights
•	Goldman Sachs VIT Strategic Growth
•	Goldman Sachs VIT Strategic International Equity
•	Guggenheim VIF All Cap Value
•	Guggenheim VIF CLS AdvisorOne Global Diversified Equity
•	Guggenheim VIF CLS AdvisorOne Global Growth
•	Guggenheim VIF CLS AdvisorOne Growth and Income
•	Guggenheim VIF Floating Rate Strategies
•	Guggenheim VIF Global Managed Futures Strategy
•	Guggenheim VIF High Yield
•	Guggenheim VIF Large Cap Value
•	Guggenheim VIF Long Short Equity
•	Guggenheim VIF Macro Opportunities
•	Guggenheim VIF Managed Asset Allocation
•	Guggenheim VIF Mid Cap Value
•	Guggenheim VIF Multi-Hedge Strategies
•	Guggenheim VIF Small Cap Value
•	Guggenheim VIF StylePlus Large Core
•	Guggenheim VIF StylePlus Large Growth
•	Guggenheim VIF StylePlus Mid Growth
•	Guggenheim VIF StylePlus Small Growth
•	Guggenheim VIF Total Return Bond
•	Guggenheim VIF World Equity Income
•	Invesco V.I. American Franchise
•	Invesco V.I. American Value
•	Invesco V.I. Balanced-Risk Allocation
•	Invesco V.I. Comstock
•	Invesco V.I. Core Equity
•	Invesco V.I. Equity and Income
•	Invesco V.I. Global Core Equity
•	Invesco V.I. Global Health Care
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Securities
•	Invesco V.I. Growth and Income
•	Invesco V.I. High Yield
•	Invesco V.I. International Growth
•	Invesco V.I. Managed Volatility
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Mid Cap Growth
•	Invesco V.I. S&P 500 Index
•	Invesco V.I. Small Cap Equity
•	Ivy Funds VIP Asset Strategy
•	Ivy Funds VIP Balanced
•	Ivy Funds VIP Core Equity
•	Ivy Funds VIP Dividend Opportunities
•	Ivy Funds VIP Energy
•	Ivy Funds VIP Global Bond
•	Ivy Funds VIP Global Growth
•	Ivy Funds VIP Global Natural Resources
•	Ivy Funds VIP Growth
•	Ivy Funds VIP High Income
•	Ivy Funds VIP International Core Equity
•	Ivy Funds VIP Limited-Term Bond
•	Ivy Funds VIP Mid Cap Growth
•	Ivy Funds VIP Real Estate Securities
•	Ivy Funds VIP Science and Technology
•	Ivy Funds VIP Small Cap Growth
•	Ivy Funds VIP Small Cap Value
•	Ivy Funds VIP Value
•	Janus Aspen Enterprise
•	Janus Aspen Forty
•	Janus Aspen Janus Portfolio
•	Janus Aspen Overseas
•	Janus Aspen Perkins Mid Cap Value
•	JPMorgan Insurance Trust Core Bond Portfolio
•	JPMorgan Insurance Trust Intrepid MidCap Portfolio
•	JPMorgan Insurance Trust Small Cap Core Portfolio
•	JPMorgan Insurance Trust US Equity Portfolio
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Calibrated Dividend Growth VC
•	Lord Abbett Series Classic Stock VC
•	Lord Abbett Series Developing Growth VC
•	Lord Abbett Series Fundamental Equity VC
•	Lord Abbett Series Growth and Income VC
•	Lord Abbett Series Growth Opportunities VC

2

•	Lord Abbett Series Mid Cap Stock VC
•	Lord Abbett Series Total Return VC
•	Lord Abbett Series Value Opportunities VC
•	MFS® VIT Emerging Markets Equity
•	MFS® VIT Global Tactical Allocation
•	MFS® VIT High Yield
•	MFS® VIT II MA Investors Growth Stock
•	MFS® VIT II Research International
•	MFS® VIT International Value
•	MFS® VIT Investors Trust
•	MFS® VIT New Discovery
•	MFS® VIT Research
•	MFS® VIT Total Return
•	MFS® VIT Total Return Bond
•	MFS® VIT Utilities
•	Morgan Stanley UIF Emerging Markets Debt
•	Morgan Stanley UIF Emerging Markets Equity
•	Morningstar Aggressive Growth ETF Asset Allocation Portfolio (formerly Ibbotson Aggressive Growth ETF Asset Allocation)
•	Morningstar Balanced ETF Asset Allocation Portfolio (formerly Ibbotson Balanced ETF Asset Allocation)
•	Morningstar Conservative ETF Asset Allocation Portfolio (formerly Ibbotson Conservative ETF Asset Allocation)
•	Morningstar Growth ETF Asset Allocation Portfolio (formerly Ibbotson Growth ETF Asset Allocation)
•	Morningstar Income and Growth ETF Asset Allocation Portfolio (formerly Ibbotson Income and Growth ETF Asset Allocation)
•	Neuberger Berman AMT Guardian
•	Neuberger Berman AMT Socially Responsive
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Foreign Bond (Unhedged)
•	PIMCO VIT Global Bond (Unhedged)
•	PIMCO VIT Global Multi‑Asset Managed Allocation
•	PIMCO VIT High Yield
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Short-Term
•	PIMCO VIT Total Return
•	Pioneer Bond VCT
•	Pioneer Emerging Markets VCT
•	Pioneer Equity Income VCT
•	Pioneer High Yield VCT
•	Pioneer Real Estate Shares VCT
•	Pioneer Strategic Income VCT
•	Power Income VIT
•	Probabilities Fund
•	Putnam VT Absolute Return 500
•	Putnam VT Capital Opportunities
•	Putnam VT Diversified Income
•	Putnam VT Equity Income
•	Putnam VT Global Asset Allocation
•	Putnam VT Growth Opportunities
•	Putnam VT High Yield
•	Putnam VT Income
•	Putnam VT Investors
•	Putnam VT Voyager
•	Redwood Managed Volatility
•	Rydex VIF Banking
•	Rydex VIF Basic Materials
•	Rydex VIF Biotechnology
•	Rydex VIF Commodities Strategy
•	Rydex VIF Consumer Products
•	Rydex VIF Dow 2x Strategy
•	Rydex VIF Electronics
•	Rydex VIF Energy
•	Rydex VIF Energy Services
•	Rydex VIF Europe 1.25x Strategy
•	Rydex VIF Financial Services
•	Rydex VIF Government Long Bond 1.2x Strategy
•	Rydex VIF Health Care
•	Rydex VIF High Yield Strategy
•	Rydex VIF Internet
•	Rydex VIF Inverse Dow 2x Strategy
•	Rydex VIF Inverse Government Long Bond Strategy
•	Rydex VIF Inverse Mid-Cap Strategy
•	Rydex VIF Inverse NASDAQ-100® Strategy
•	Rydex VIF Inverse Russell 2000® Strategy
•	Rydex VIF Inverse S&P 500 Strategy
•	Rydex VIF Japan 2x Strategy
•	Rydex VIF Leisure
•	Rydex VIF Mid-Cap 1.5x Strategy
•	Rydex VIF NASDAQ-100®
•	Rydex VIF NASDAQ-100® 2x Strategy
•	Rydex VIF Nova
•	Rydex VIF Precious Metals
•	Rydex VIF Real Estate
•	Rydex VIF Retailing
•	Rydex VIF Russell 2000® 1.5x Strategy
•	Rydex VIF Russell 2000® 2x Strategy
•	Rydex VIF S&P 500 2x Strategy
•	Rydex VIF S&P 500 Pure Growth
•	Rydex VIF S&P 500 Pure Value
•	Rydex VIF S&P MidCap 400 Pure Growth
•	Rydex VIF S&P MidCap 400 Pure Value
•	Rydex VIF S&P SmallCap 600 Pure Growth
•	Rydex VIF S&P SmallCap 600 Pure Value
•	Rydex VIF Strengthening Dollar 2x Strategy
•	Rydex VIF Technology
•	Rydex VIF Telecommunications
•	Rydex VIF Transportation
•	Rydex VIF U.S. Government Money Market
•	Rydex VIF Utilities
•	Rydex VIF Weakening Dollar 2x Strategy
•	SEI VP Balanced Strategy
•	SEI VP Conservative Strategy
•	SEI VP Defensive Strategy
3

•	SEI VP Market Growth Strategy
•	SEI VP Market Plus Strategy
•	SEI VP Moderate Strategy
•	T. Rowe Price Blue Chip Growth
•	T. Rowe Price Equity Income
•	T. Rowe Price Health Sciences
•	T. Rowe Price Limited-Term Bond
•	Templeton Developing Markets VIP Fund
•	Templeton Foreign VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund
•	Third Avenue Value
•	VA Global Bond Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA Global Bond Portfolio")
•	VA International Small Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA International Small Portfolio")
•	VA International Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA International Value Portfolio")
•	VA Short-Term Fixed Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA Short-Term Fixed Portfolio")
•	VA U.S. Large Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA U.S. Large Value Portfolio")
•	VA U.S. Targeted Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA U.S. Targeted Value Portfolio")
•	VanEck VIP Global Gold (formerly Van Eck VIP Global Gold )
•	VanEck VIP Global Hard Assets (formerly Van Eck VIP Global Hard Assets )
•	Vanguard® VIF Balanced
•	Vanguard® VIF Capital Growth
•	Vanguard® VIF Conservative Allocation
•	Vanguard® VIF Diversified Value
•	Vanguard® VIF Equity Income
•	Vanguard® VIF Equity Index
•	Vanguard® VIF Growth
•	Vanguard® VIF High Yield Bond
•	Vanguard® VIF International
•	Vanguard® VIF Mid-Cap Index
•	Vanguard® VIF Moderate Allocation
•	Vanguard® VIF REIT Index
•	Vanguard® VIF Short Term Investment Grade
•	Vanguard® VIF Small Company Growth
•	Vanguard® VIF Total Bond Market Index
•	Vanguard® VIF Total Stock Market Index
•	Virtus Equity Trend (formerly Virtus Premium AlphaSector™ Series)
•	Virtus International Series
•	Virtus Multi-Sector Fixed Income Series
•	Virtus Real Estate Securities Series
•	Virtus Small-Cap Growth Series
•	Virtus Strategic Allocation Series
•	Voya MidCap Opportunities Portfolio
•	VY Clarion Global Real Estate Portfolio
•	VY Clarion Real Estate Portfolio
•	Wells Fargo International Equity VT (formerly Wells Fargo Advantage International Equity VT)
•	Wells Fargo Omega Growth VT (formerly Wells Fargo Advantage Omega Growth VT)
•	Wells Fargo Opportunity VT (formerly Wells Fargo Advantage Opportunity VT)
•	Western Asset Variable Global High Yield Bond

1	Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See "Closed Subaccounts."
Due to the number of the Contract's Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.
Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."
This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The "Statement of Additional Information," dated May 1, 2016, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a summary prospectus or prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page 48 of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.
4

This Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

5

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675‑0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.
Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin as elected by the Owner.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 6.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Purchase Payment — An amount paid to the Company as consideration for the Contract.
Separate Account — The Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

6

Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.
Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non‑tax qualified retirement plan for an individual ("Non‑Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code of 1986, as amended ("IRA" or "Qualified Contract"). Please see the discussion under "The Contract" for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."
The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account." Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies.
You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."
Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in "The Contract."
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."
Return of Premium Death Benefit Rider — Upon your application for the Contract, you may select the Return of Premium Death Benefit rider. The rider is available only at issue. You cannot change or cancel the rider after it is issued. See the detailed description of the rider under "Return of Premium Death Benefit Rider."
The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. See "Return of Premium Death Benefit Rider Charge."

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Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value.
Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge. The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 1.20%, on an annual basis, of each Subaccount's average daily net assets.
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. See "Mortality and Expense Risk Charge."
Return of Premium Death Benefit Rider Charge. The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date.
The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. See "Return of Premium Death Benefit Rider Charge" for more information.
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount's average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other subaccounts	0.25%

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See "Administration Charge."
Premium Tax Charge. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See "Premium Tax Charge."
Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion
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of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.
The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."
Federal Tax Considerations — Under existing tax law, assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, there should generally be no federal income tax on increases in the Contract Value of the Contract until the occurrence of a distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract. However, due to the number of the Contract's Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds. Assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, all or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.")
Tax-Free Exchanges — You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, and charges for this Contract may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling 1‑800‑888‑2461.

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Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses — Contract owner transaction expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."
Charge
Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None

Periodic Expenses — Periodic expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Charge
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge[1]	1.20%
Annual Administration Charge[2]	0.65%
Return of Premium Death Benefit Rider Charge	0.35%
Total Separate Account Annual Expenses	2.20%
1  During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above. See the discussion under "Mortality and Expense Risk Charge."
2  The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under "Administration Charge."

Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.16%	15.21%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.16%	1.10%
1   Expenses deducted from Underlying Fund assets include management fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2015 , and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2015.
Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2017 .

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

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The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$1,633	$4,316	$6,375	$9,661

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$ 239	$ 736	$1,260	$2,696

Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.

Information About the Company, the Separate Account, and the Funds

First Security Benefit Life Insurance and Annuity Company of New York — The Company is a stock life insurance company organized under the insurance laws of the State of New York on November 8, 1994. The Company offers fixed and variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation ("Security Benefit") and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.
The Principal Underwriter for the Contract is Security Distributors, LLC ("SDL"), One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a subsidiary of Security Benefit.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company's financial capacity to meet the obliga-tions of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate

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Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.
The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.
Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.
Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ a managed volatility strategy that is intended to reduce the Underlying Fund's overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Use of the managed volatility strategy may impact the value of certain guaranteed rider benefits. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case if you had been invested in an Underlying Fund without the managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in Underlying Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in Underlying Funds with the managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds ("funds of funds"). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

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Certain Underlying Funds (sometimes called "alternative funds") invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification benefits beyond traditional investment strategies, but such alternative investment strategies may be riskier than traditional investment strategies. The strategies often involve leverage or use various complex hedging techniques, like options and derivatives, which typically result in a low or negative correlation to traditional investments in debt or equities: this means that when the value of traditional investments is decreasing, the value of alternative asset classes may increase; the inverse is also true–when traditional investments are performing well, alternative asset classes may earn lower or negative returns. For a complete list of risks, as well as a discussion of risks and investment strategies, please refer to the Underlying Funds' prospectus.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.
A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the summary prospectus or prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.
An Underlying Fund Prospectus will be provided upon receipt of your first Purchase Payment into an Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.
Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its affiliate, Security Distributors, LLC ("SDL"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDL receive 12b-1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

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Other Payments. An Underlying Fund's adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b‑1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See "Administration Charge."
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub‑adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
The Contract is available for purchase by an individual as a non‑tax qualified retirement plan ("Non‑Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code ("IRA" or "Qualified Contract"). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non‑Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

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Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company's financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer's, General Account.
Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1‑800‑888‑2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1‑800‑888‑2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under "Death Benefit."
The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:
1.	Contract Value; or
2.	The sum of all Purchase Payments less an adjustment for any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).
In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce the above amount as last adjusted in the same proportion that the withdrawal

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reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be less than your total Purchase Payments.
•
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportion-ately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.
•	Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax.
Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instruction regarding payment within 6 months of the date of the Owner's death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.
Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under "Death Benefit."
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circum-stances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse an Purchase Payment.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under an IRA may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment

16

to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in "Transfers of Contract Value."
Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."
You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that

17

event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Admin-istrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."
You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regard-less of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Adminis-trative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Probabilities, Redwood, Rydex and certain Federated and Guggenheim Subaccounts (see chart below). The Company will so limit your transfers if we determine that you

18

are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspen-sion of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio manage-ment of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
•	the total dollar amount being transferred;
•	the number of transfers you made within a period of time;
•	transfers to and from (or from and to) the same Subaccount;
•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners.
In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12‑month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.
Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	2[1]
1 Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

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Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled "Transfer Block Restriction." The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
7TwelveTM Balanced Portfolio	30 days
AB VPS Dynamic Asset Allocation, AB VPS Global Thematic Growth, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Adaptive Allocation Portfolio	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Blue Chip Income and Growth, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Global Growth and Income, American Funds IS® Global Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® International Growth and Income, American Funds IS® Mortgage, American Funds IS® New World, American Funds IS® U.S. Government/AAA-Rated Securities
30 days
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock Global Opportunities V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days
Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche Global Growth VIP, Deutsche Global Small Cap VIP, Deutsche Government & Agency Securities VIP, Deutsche High Income VIP, Deutsche Large Cap Value VIP, Deutsche Small Mid Cap Value VIP
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
Eaton Vance VT Floating-Rate Income, Eaton Vance VT Large-Cap Value	90 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
FormulaFolios US Equity Portfolio	30 days
Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin High Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Macro Opportunities, Guggen-heim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Guggenheim VIF CLS AdvisorOne Global Diversified Equity, Guggenheim VIF CLS AdvisorOne Global Growth, Guggenheim VIF CLS AdvisorOne Growth and Income,	Unlimited
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Bond, Ivy Funds VIP Global Growth, Ivy Funds VIP Global Natural Resources, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Core Equity, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value, Ivy Funds VIP Value
60 days
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Janus Portfolio, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC, Lord Abbett Series Value Opportunities VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS® VIT II MA Investors Growth Stock, MFS® VIT II Research International, MFS® VIT International Value, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, ® VIT Total Return, MFS® VIT Total Return Bond, MFS® VIT Utilities
30 days
Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio , Morningstar Growth ETF Asset Allocation Portfolio , Morningstar Income and Growth ETF Asset Allocation Portfolio
30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Bond (Unhedged), PIMCO VIT Global Multi‑Asset Managed Allocation, PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors, Putnam VT Voyager
30 days
Redwood Managed Volatility	Unlimited

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF High Yield Strategy, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy; SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
VanEck VIP Global Gold, VanEck VIP Global Hard Assets	30 days
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index
30 days
Virtus Equity Trend, Virtus International Series, Virtus Multi-Sector Fixed Income Series, Virtus Real Estate Securities Series, Virtus Small-Cap Growth Series, Virtus Strategic Allocation Series	30 days
Voya MidCap Opportunities Portfolio	30 days
VY Clarion Global Real Estate Portfolio, VY Clarion Real Estate Portfolio	30 days
Wells Fargo International Equity VT, Wells Fargo Omega Growth VT, Wells Fargo Opportunity VT	30 days
Western Asset Variable Global High Yield Bond	30 days

In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager,

23

the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Federated, Guggenheim, Probabilities Redwood and Rydex Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Probabilities, Redwood, Rydex and certain Federated and Guggenheim Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

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Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Payment of Purchase Payments,
•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and
•	Charges assessed in connection with the Contract, including charges for the Return of Premium Death Benefit rider, if selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Purchase Payments" and "Full and Partial Withdrawals." Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

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The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 1.20% annually, and (5) the administration charge for that Subaccount.
The mortality and expense risk charge of 1.20% and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or "price" of each Subaccount on each Valuation Date. The Company deducts the charge for the Return of Premium Death Benefit rider (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the "cut-off time"). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.
Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company's Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable IRA and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Option 5 (and only if the Owner has elected variable annuity payments under Option 5). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.
The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Premium

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Tax Charge." The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any premium tax charge. See "Premium Tax Charge."
If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."
Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any premium tax.
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.

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The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See "Federal Tax Matters."
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contact to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."
The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract's Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown

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on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.
Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract's death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Contract, the terms of the particular Qualified Contract and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Contracts are extremely complex, a competent tax adviser should be consulted.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge — The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 1.20%, on an annual basis, of each Subaccount's average daily net assets.
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.
The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 1.20% (0.30% during the Annuity Period) of each Subaccount's average daily net assets.
The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by

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the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount's average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other subaccounts	0.25%

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See "Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds" for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition

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costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."
Variations in Charges — The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Return of Premium Death Benefit Rider Charge — In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.
The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. Thus, the Company may deduct the rider charge during periods where no benefits are provided or payable. The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value.
Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first Contract Anniversary and may not be deferred beyond the Annuitant's 90th birthday, although the terms of a Qualified Contract and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See "Selection of an Option." If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract currently provides for six Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G for 45 years and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity.
Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

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You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis (note that less frequent payments will result in a larger payment amount, assuming the same amount is applied to purchase the annuity), although no payments will be made for less than $20. If the Company refuses to make payments of less than $20, the Company reserves the right to permit surrender of the Contract in lieu of making such payments.
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following

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the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.
Option 5 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an "assumed interest rate" of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.

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Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with an IRA, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under an IRA, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant's 95th birthday.
More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non‑natural Persons." See "Federal Tax Matters."
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Contract and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many Qualified Contracts do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

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•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,
•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,
•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Contracts under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS") as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the IRA, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other
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transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties or (2) to promote, sell or recommend any tax plan or arrangement.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company's Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).
Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract's pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner's gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract's investment options.
To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003‑91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner's right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.
However, the variable contract described by the IRS in Revenue Ruling 2003‑91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each

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of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.
Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003‑91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003‑91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.
The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General—Non‑Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non‑taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under
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the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract's death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.
Gift of Annuity Contracts. Generally, gifts of non‑tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

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Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non‑Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Contracts — The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to owners of IRAs vary according to the type of IRA and the terms and conditions of the IRA itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of IRAs. These IRAs may permit the purchase of the Contracts to accumulate retirement savings under the IRA. Adverse tax or other legal consequences to the IRA, to the owner, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under IRAs may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the
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Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the IRA or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:
Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs."
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,500 (for 2016).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($98,000 for a married couple filing a joint return and $61,000 for a single taxpayer in 2016). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $184,000 and $194,000 (for 2016). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches age 70½, regardless of the contract owner's retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.
Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for tax-payers with $117,000 to $132,000 in adjusted gross income for 2016 ($184,000 to $194,000 for married filing joint

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returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
Rollovers. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the payee transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. Also, pre‑tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an "eligible retirement plan" will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an "eligible retirement plan" is an IRA established by the direct rollover.
For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE   IRAs and SEP   IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from an IRA before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) made as a qualified reservist distribution; (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (ix) made to pay health insurance premiums in certain cases; (x) made to pay "qualified" higher education expenses; or (xi) made to pay certain "eligible first-time home buyer expenses."

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Minimum Distribution Tax. If the amount distributed from an IRA is less than the minimum required distribution for the year, the owner is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from an IRA are generally subject to voluntary income tax withholding. The recipient may generally elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of IRAs which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering an IRA and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the IRA.
Other Tax Considerations —
Federal Estate, Gift and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a "generation skipping transfer tax" ("GST") when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
For 2016, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,450,000 and 40%, respectively.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

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Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Owner provide voting instructions to us because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Closed Subaccount — Effective May 1, 2015, the American Century VP Mid Cap Value Subaccount (the "Closed Subaccount") is no longer available for the allocation of Purchase Payments or the transfer of Contract Value for Contracts that do not have Contract Value in the Closed Subaccount as of May 1, 2015. Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs (collectively referred to as "Automatic Investment Program").
If you had Contract Value in the Closed Subaccount on May 1, 2015, your Contract Value will remain invested in the Closed Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from the Closed Subaccount, subject to transfer restrictions. Automatic allocations to the Closed Subaccount pursuant to an Automatic Investment Program, will continue to be in effect.
In the event that we receive a request on or after May 1, 2015 to allocate to the Closed Subaccount, we currently anticipate we will handle those transactions as follows:

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New Applications. If we receive an application for a Contract with an allocation to the Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant's Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts without Contract Value in the Closed Subaccount as of May 1, 2015. If we receive a Purchase Payment for an existing Contract with an allocation to the Closed Subaccount, we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). If you had in effect an automatic allocation to the Closed Subaccount pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on May 1, 2015. If you wish to set up a new Dollar Cost Averaging Option or Asset Allocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to the Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de‑registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including

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but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.
Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
Legal Proceedings —The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, LLC ("SDL") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDL's ability to perform its contract with the Separate Account.
Sale of the Contract —The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

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Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, LLC ("SDL"), for the distribution and sale of the Contract. SDL's home office is located at One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL , a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with SDL for the sale of the Contract (collectively, "Selling Broker-Dealers"). Selling Broker-Dealers offer the Contract through their registered representatives. Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions directly to SDL , as well as to Selling Broker-Dealers through SDL . During fiscal years 2015, 2014, and 2013, the amounts paid to SDL in connection with all contracts sold through the Separate Account were $7,030, $6,096, and $39,009, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDL's operating and other expenses, including the following sales expenses: compensation and bonuses for SDL's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDL an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDL's ongoing operations.
Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them and as a percentage of Contract Value on an ongoing basis. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 1.0% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/ or 1.0% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also provides non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items in compliance with applicable regulatory requirements. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help

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defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7‑day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7‑day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount's administration charge, mortality and expense risk charge, and rider charges, and may simultaneously be shown for other periods.
Although the Contract offered by this Prospectus was not available for purchase until July 15, 2013 the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).

47

Financial Statements — The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2015 , and for each of the specified periods ended December 31, 2015 and 2014, are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for EliteDesigns II Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free number at 1‑800‑888‑2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, KS 66675‑0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
Sections 408 and 408A
ADMINISTRATIVE SERVICES ARRANGEMENTS.
PERFORMANCE INFORMATION
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS

Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.
NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.
Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio		Seeks superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
AB VPS Dynamic Asset Allocation	B	Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.	AllianceBernstein LP
AB VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein LP
AB VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein LP
AB VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein LP

48

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Adaptive Allocation Portfolio		Seeks tactical allocation.	Critical Math Advisors
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
ALPS/Alerian Energy Infrastructure	III	Seeks investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investment Mgmt., Inc.
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Mgmt., Inc.
American Century VP International	II	Seeks capital growth.	American Century Investment Mgmt., Inc.
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Mgmt., Inc.
American Funds IS® Asset Allocation	4	Seeks high total return (including income and capital gains) consistent with preser-vation of capital over the long term.	Capital Research and Mgmt. Company
American Funds IS® Blue Chip Income and Growth	4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Company
American Funds IS® Global Bond	4	Seeks, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Company
American Funds IS® Global Growth	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Company
American Funds IS® Global Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Company
American Funds IS® Global Small Capitalization	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Company
American Funds IS® Growth	4	Seeks growth of capital.	Capital Research and Mgmt. Company
American Funds IS® Growth-Income	4	Seeks long-term growth of capital and income.	Capital Research and Mgmt. Company
American Funds IS® International	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Company
American Funds IS® International Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Company
American Funds IS® Mortgage	4	Seeks current income and preservation of capital.	Capital Research and Mgmt. Company
American Funds IS® New World	4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Company
American Funds IS® U.S. Government/ AAA‑Rated Securities	4	Seeks a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Company

49

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Global Opportunities V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock High Yield V.I.	3	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC
BlackRock Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors, LLC
Deutsche Capital Growth VIP	B
Seeks long-term growth of capital. The fund normally invests at least 65% of total assets in equities, mainly common stocks of US companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500® Index (generally 500 of the largest companies in the US) or the Russell 1000® Growth Index (generally those stocks among the 1,000 largest US companies that have relatively higher price-to-earnings ratios and higher forecasted growth).
			Deutsche Investment Mgmt. Americas Inc.
Deutsche Core Equity VIP	B
Seeks long-term growth of capital, current income and growth of income. Under normal circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in equities, mainly common stocks. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times.
			Deutsche Investment Mgmt. Americas Inc.
Deutsche Global Growth VIP	B
Seeks long-term capital growth. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of companies throughout the world that portfolio management considers to be "blue chip" companies.
			Deutsche Investment Mgmt. Americas Inc.

50

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Deutsche Global Small Cap VIP	B
Seeks above-average capital appreciation over the long term. The fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 30% of the aggregate market capitalization of the S&P Developed Broad Market Index). The fund may invest up to 20% of total assets in common stocks and other equities of large companies or in debt securities, including up to 5% of net assets in junk bonds (grade BB/Ba and below). The fund may invest in common stocks and other types of equities such as preferred stocks or convertible securities.
Deutsche Investment Mgmt. Americas Inc.
Deutsche Government & Agency Securities VIP	B
Seeks high current income consistent with preservation of capital. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and repurchase agreements of US government securities. The fund normally invests all of its assets in securities issued or guaranteed by the US government, its agencies or instrumentalities, except the fund may invest up to 10% of its net assets in cash equivalents, such as money market funds, and short-term bond funds. These securities may not be issued or guaranteed by the US government, its agencies or instrumentalities.
Deutsche Investment Mgmt. Americas Inc.
Deutsche High Income VIP	B
Seeks a high level of current income. Under normal circumstances, the fund generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may invest up to 50% of total assets in bonds denominated in US dollars or foreign currencies from foreign issuers.
Deutsche Investment Mgmt. Americas Inc.
Deutsche Large Cap Value VIP	B
Seeks a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000® Value Index and that portfolio management believes are undervalued. Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector. The fund may invest up to 20% of total assets in foreign securities.
Deutsche Investment Mgmt. Americas Inc.

51

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Deutsche Small Mid Cap Value VIP	B
Seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small and mid-size US companies. While the fund invests mainly in US stocks, it could invest up to 20% of net assets in foreign securities. The fund's equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible stocks. The fund may also invest in initial public offerings and real estate investment trusts.
Deutsche Investment Mgmt. Americas Inc.
Dimensional VA Global Bond Portfolio		Seeks a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA International Small Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA International Value Portfolio		Seeks long-term capital appreciation	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA Short-Term Fixed Portfolio		Seeks a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA U.S. Large Value Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	The Dreyfus Corporation
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).	The Dreyfus Corporation	Mellon Capital Mgmt. Corporation
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation	Boston Company Asset Mgmt., LLC
Eaton Vance VT Floating-Rate Income		Seeks high level of current income.	Eaton Vance Management
Eaton Vance VT Large‑Cap Value		Seeks total return.	Eaton Vance Management
Federated Fund for U.S. Government Securities II	II	Seeks current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Mgmt. Company
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Investment Mgmt. Company

52

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Company	Fidelity Investment Money Mgmt., Inc., FMR Company, Inc. and other investment advisers
Fidelity® VIP Contrafund®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Company	Geode Capital Mgmt., LLC and FMR Company, Inc.
Fidelity® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Growth Opportunities	Service Class 2	Seeks capital growth.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Company	Geode Capital Mgmt., LLC and FMR Company, Inc.
Fidelity® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Company	Fidelity Investment Money Mgmt., Inc. and other investment advisers
Fidelity® VIP Mid Cap	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo, LLC	FMR Company, Inc. and other investment advisers
Fidelity® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Company	Fidelity Investment Money Mgmt., Inc., FMR Company, Inc., FIL Investment Advisors (UK) Ltd. and other investment advisers
FormulaFolios US Equity Portfolio	1	Seeks long-term capital appreciation.	FormulaFolio Inv. LLC
Franklin Flex Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Growth and Income VIP Fund	2	Seeks capital appreciation with current income as a secondary goal.	Franklin Advisers, Inc.
Franklin High Income VIP Fund	2	Seeks a high level of current income with capital appreciation as a secondary goal.	Franklin Advisers, Inc.
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund	2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC

53

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Franklin Rising Dividends VIP Fund	2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT High Quality Floating Rate	Service	Seeks a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF CLS AdvisorOne Global Diversified Equity		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Global Growth		Seeks total return, consisting of capital growth and income.	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Growth and Income		Seeks a combination of current income and growth of capital.	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF Floating Rate Strategies		Seeks a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Seeks to generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Macro Opportunities		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Seeks growth of capital and, secondarily, preservation of capital.	Guggenheim Investments

54

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi‑Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income		Seeks total return, comprised of capital appreciation and income.	Guggenheim Investments
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Ltd
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers, Inc.

55

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. S&P 500 Index	Series II	Seeks investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor's® 500 Composite Stock Price Index.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy		Seeks total return.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Balanced		Seeks total return through a combination of capital appreciation and current income.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Core Equity		Seeks capital growth and appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Dividend Opportunities		Seeks total return.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Energy		Seeks capital growth and appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Global Bond		Seeks a high level of current income. Capital appreciation is a secondary objective.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Global Growth		Seeks to provide growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Global Natural Resources		Seeks capital growth and appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Growth		Seeks growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP High Income		Seeks total return through a combination of high current income and capital appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP International Core Equity		Seeks capital growth and appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Limited‑Term Bond		Seeks current income consistent with preservation of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Mid Cap Growth		Seeks growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Real Estate Securities		Seeks total return through capital appreciation and current income.	Waddell & Reed Investment Mgmt. Company	Advantus Capital Mgmt.

56

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ivy Funds VIP Science and Technology		Seeks growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Small Cap Growth		Seeks growth of capital.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Small Cap Value		Seeks capital appreciation.	Waddell & Reed Investment Mgmt. Company
Ivy Funds VIP Value		Seeks capital appreciation.	Waddell & Reed Investment Mgmt. Company
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Investment Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust US Equity Portfolio	2	Seeks high total return from a portfolio of selected equity securities.	JPMorgan Investment Mgmt.
Lord Abbett Series Bond‑Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Company LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Company LLC
Lord Abbett Series Classic Stock VC	VC	Seeks growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Company LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Company LLC
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Company LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Company LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord, Abbett & Company LLC

57

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through invest-ments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Company LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Company LLC
Lord Abbett Series Value Opportunities VC	VC	Seeks long-term capital appreciation.	Lord, Abbett & Company LLC
MFS® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Financial Services Company
MFS® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Company
MFS® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Company
Morgan Stanley UIF Emerging Markets Debt	II	Seeks high total return.	Morgan Stanley Investment Mgmt. Inc.
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation.	Morgan Stanley Investment Mgmt. Inc.	Morgan Stanley Investment Mgmt. Ltd and Morgan Stanley Investment Mgmt. Co.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Morningstar Balanced ETF Asset Allocation Portfolio	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC

58

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Morningstar Conservative ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Morningstar Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Investment Mgmt. LLC	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.	Neuberger Berman Investment Mgmt. LLC	Neuberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Company LLC	Research Affiliates, LLC
PIMCO VIT Commodity-RealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Global Multi‑Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Mgmt. Company LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Mgmt. Company LLC

59

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
Pioneer Bond VCT	II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Pioneer Investment Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term growth of capital.	Pioneer Investment Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Mgmt., Inc.
Pioneer High Yield VCT	II	Seeks to maximize total return through a combination of income and capital appreciation.	Pioneer Investment Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital.	Pioneer Investment Mgmt., Inc.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Pioneer Investment Mgmt., Inc.
Power Income VIT	2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Company Inc.
Probabilities Fund	2	Seeks capital appreciation.	Probabilities Fund Mgmt., LLC
Putnam VT Absolute Return 500	IB
Seeks a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)	The Putnam Advisory Company, LLC
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)	The Putnam Advisory Company, LLC
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)
Putnam VT Voyager	IB	Seeks capital appreciation.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub-Manager)

60

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Redwood Managed Volatility	N	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.	Redwood Investment Mgmt. LLC
Rydex VIF Banking		Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VIF Commodities Strategy		Seeks investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Guggenheim Investments
Rydex VIF Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments
Rydex VIF Dow 2x Strategy
Seeks returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VIF Energy		Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VIF Europe 1.25x Strategy		Seeks investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50® Index.	Guggenheim Investments

61

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Financial Services	Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments
Rydex VIF Government Long Bond 1.2x Strategy
Seeks investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund's current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VIF High Yield Strategy	Seeks investment results that correlate, before fees and expenses, to the performance of the high yield bond market.	Guggenheim Investments
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments
Rydex VIF Inverse Dow 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Government Long Bond Strategy
Seeks total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund's current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

62

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse Mid‑Cap Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse NASDAQ-100® Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Russell 2000® Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse S&P 500 Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Japan 2x Strategy	Seeks investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Guggenheim Investments
Rydex VIF Mid-Cap 1.5x Strategy
Seeks investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund's current benchmark is 150% of the performance of the S&P MidCap 400® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF NASDAQ‑100®	Seeks investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund's current benchmark is the NASDAQ-100 Index®.	Guggenheim Investments

63

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF NASDAQ-100® 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Nova
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VIF Real Estate	Seeks capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VIF Russell 2000® 1.5x Strategy
Seeks investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund's current benchmark is 150% of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Russell 2000® 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

64

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF S&P 500 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund's current bench-mark is the S&P 500 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P 500 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund's current bench-mark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund's current bench-mark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund's current bench-mark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund's current bench-mark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund's current bench-mark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments
Rydex VIF Strengthening Dollar 2x Strategy
Seeks investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund's current benchmark is 200% of the performance of the U.S. Dollar Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the tech-nology sector, including computer software and service companies, semiconductor manufacturers, networking and telecom-munications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VIF Telecommunications	Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments

65

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing trans-portation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VIF U.S. Government Money Market		Seeks security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VIF Weakening Dollar 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
SEI VP Balanced Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SIMC
SEI VP Conservative Strategy	III	Seeks to manage risk of loss while providing the opportunity for modest capital appreciation.	SIMC
SEI VP Defensive Strategy	III	Seeks to manage risk of loss while providing current income and opportunity for limited capital appreciation.	SIMC
SEI VP Market Growth Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SIMC
SEI VP Market Plus Strategy	III	Seeks long-term capital appreciation.	SIMC
SEI VP Moderate Strategy	III	Seeks capital appreciation, while managing the risk of loss.	SIMC
T. Rowe Price Blue Chip Growth	II	Seeks long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited‑Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund	2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth.	Templeton Global Advisors Ltd.
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC

66

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
VanEck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation
VanEck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation
Vanguard® VIF Balanced		Seeks long-term capital appreciation and reasonable current income.	The Vanguard Group, Inc.	Wellington Mgmt. Company LLP
Vanguard® VIF Capital Growth		Seeks long-term capital appreciation.	The Vanguard Group, Inc.	PRIMECAP Mgmt. Company
Vanguard® VIF Conservative Allocation		Seeks current income and low to moderate capital appreciation.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF Diversified Value		Seeks long-term capital appreciation and income.	The Vanguard Group, Inc.	Barrow, Hanley, Mewhinney & Strauss, LLC
Vanguard® VIF Equity Income		Seeks an above-average level of current income and reasonable long-term capital appreciation.	The Vanguard Group, Inc.	Vanguard Equity Investment Group and Wellington Mgmt. Company LLP
Vanguard® VIF Equity Index		Seeks to track the performance of a bench-mark index that measures the investment return of large-capitalization stocks.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF Growth		Seeks long-term capital appreciation.	The Vanguard Group, Inc.	Jackson Square Partners, LLC, Wellington Mgmt. Company LLP, William Blair Investment Mgmt.
Vanguard® VIF High Yield Bond		Seeks a high level of current income.	The Vanguard Group, Inc.	Wellington Mgmt. Company LLP
Vanguard® VIF International		Seeks long-term capital appreciation.	The Vanguard Group, Inc.	Baillie Gifford Overseas Ltd., M&G Investment Mgmt. Limited, Schroder Investment Mgmt. North America Inc.
Vanguard® VIF Mid‑Cap Index		Seeks to track the performance of a bench-mark index that measures the investment return of mid-capitalization stocks.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF Moderate Allocation		Seeks capital appreciation and a low to moderate level of current income.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF REIT Index		Seeks a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF Short Term Investment Grade		Seeks current income while maintaining limited price volatility.	The Vanguard Group, Inc.	Vanguard Fixed Income Group
Vanguard® VIF Small Company Growth		Seeks long-term capital appreciation.	The Vanguard Group, Inc.	Granahan Investment Mgmt., Inc., Vanguard Equity Investment Group, Arrowpoint Partners
Vanguard® VIF Total Bond Market Index		Seeks to track the performance of a broad, market weighted bond index.	The Vanguard Group, Inc.	Vanguard Fixed Income Group

67

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Vanguard® VIF Total Stock Market Index		Seeks to track the performance of a bench-mark index that measures the investment return of the overall stock market.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Virtus Equity Trend	A	Seeks long-term capital appreciation.	Virtus Investment Advisers, Inc.	Euclid Advisors LLC
Virtus International Series	A	Provide investors with access to high-quality international businesses selling at attractive valuations.	Virtus Investment Advisers, Inc.	Euclid Advisors LLC
Virtus Multi-Sector Fixed Income Series	A	Seeks long-term total return.	Virtus Investment Advisers, Inc.	Newfleet Asset Mgmt., LLC
Virtus Real Estate Securities Series	A	Seeks capital appreciation and income with approximately equal emphasis.	Virtus Investment Advisers, Inc.	Duff & Phelps Investment Mgmt. Co.
Virtus Small-Cap Growth Series	A	Seeks long-term capital growth.	Virtus Investment Advisers, Inc.	Kanye Anderson Rudnick Investment Mgmt. Co.
Virtus Strategic Allocation Series	A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Investment Advisers, Inc.	Euclid Advisors LLC and Newfleet Asset Mgmt. LLC
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Investments, LLC	Voya Investment Mgmt. Company LLC
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments, LLC	CBRE Clarion Securities, LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and current income.	Voya Investments, LLC	CBRE Clarion Securities, LLC
Wells Fargo International Equity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Omega Growth VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Opportunity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return.	Legg Mason Partners Fund Adviser, LLC	Western Asset Mgmt. Company , Western Asset Mgmt. Company Ltd. and Western Asset Mgmt. Company Pte Ltd
68

APPENDIX A
Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2015.
Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
7Twelve™ Balanced Portfolio	2015	9.69	8.59	1,241
	2014	10.16	9.69	0
	2013[1]	10.00	10.16	0
AB VPS Dynamic Asset Allocation	2015	9.96	9.40	0
	2014[2]	10.00	9.96	0
AB VPS Global Thematic Growth	2015	11.31	11.11	0
	2014	11.29	11.31	0
	2013[1]	10.00	11.29	0
AB VPS Growth and Income	2015	11.33	10.99	2,610
	2014	10.84	11.33	0
	2013[1]	10.00	10.84	0
AB VPS Small/Mid Cap Value	2015	11.33	10.22	3,118
	2014	10.88	11.33	0
	2013[1]	10.00	10.88	0
Adaptive Allocation Portfolio	2015	9.39	8.45	0
	2014	9.95	9.39	0
	2013[1]	10.00	9.95	0
Alger Capital Appreciation	2015	12.33	12.49	6,911
	2014	11.37	12.33	2,863
	2013[1]	10.00	11.37	1,048
Alger Large Cap Growth	2015	12.18	11.81	0
	2014	11.52	12.18	0
	2013[1]	10.00	11.52	0
ALPS/Alerian Energy Infrastructure	2015	11.27	6.69	2,038
	2014	10.53	11.27	1,463
	2013[1]	10.00	10.53	730
American Century VP Income & Growth	2015	11.67	10.49	0
	2014	10.86	11.67	0
	2013[1]	10.00	10.86	0
American Century VP Inflation Protection	2015	9.48	8.84	0
	2014	9.60	9.48	0
	2013[1]	10.00	9.60	513
American Century VP International	2015	9.88	9.49	0
	2014	10.95	9.88	0
	2013[1]	10.00	10.95	0
American Century VP Mid Cap Value	2015	11.71	11.02	1,240
	2014	10.53	11.71	4,553
	2013[1]	10.00	10.53	0

A-1

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
American Century VP Value	2015	11.40	10.46	0
	2014	10.56	11.40	0
	2013[1]	10.00	10.56	0
American Funds IS® Asset Allocation	2015	10.11	9.78	2,160
	2014[2]	10.00	10.11	0
American Funds IS® Blue Chip Income and Growth	2015	10.77	9.96	23,602
	2014[2]	10.00	10.77	0
American Funds IS® Global Bond	2015	9.43	8.63	0
	2014[2]	10.00	9.43	0
American Funds IS® Global Growth	2015	10.09	10.29	0
	2014[2]	10.00	10.09	0
American Funds IS® Global Growth and Income	2015	9.97	9.38	0
	2014[2]	10.00	9.97	0
American Funds IS® Global Small Capitalization	2015	9.85	9.42	0
	2014[2]	10.00	9.85	0
American Funds IS® Growth	2015	10.54	10.75	3,664
	2014[2]	10.00	10.54	0
American Funds IS® Growth-Income	2015	10.54	10.20	0
	2014[2]	10.00	10.54	0
American Funds IS® International	2015	9.36	8.53	1,878
	2014[2]	10.00	9.36	0
American Funds IS® International Growth and Income	2015	9.09	8.18	1,882
	2014[2]	10.00	9.09	0
American Funds IS® Mortgage	2015	9.91	9.63	2,567
	2014[2]	10.00	9.91	0
American Funds IS® New World	2015	8.98	8.30	2,349
	2014[2]	10.00	8.98	861
American Funds IS® U.S. Government/AAA-Rated Securities	2015	9.89	9.58	17,251
	2014[2]	10.00	9.89	0
BlackRock Basic Value V.I.	2015	11.33	10.17	968
	2014	10.80	11.33	0
	2013[1]	10.00	10.80	0
BlackRock Capital Appreciation V.I.	2015	11.91	12.14	0
	2014	11.47	11.91	0
	2013[1]	10.00	11.47	0
BlackRock Equity Dividend V.I.	2015	11.09	10.52	12,181
	2014	10.63	11.09	15,400
	2013[1]	10.00	10.63	8,776
BlackRock Global Allocation V.I.	2015	10.14	9.60	16,511
	2014	10.40	10.14	11,987
	2013[1]	10.00	10.40	7,085
BlackRock Global Opportunities V.I.	2015	10.12	9.73	0
	2014	11.07	10.12	0
	2013[1]	10.00	11.07	0

A-2

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
BlackRock High Yield V.I.	2015	10.12	9.31	666
	2014	10.33	10.12	0
	2013[1]	10.00	10.33	0
BlackRock Large Cap Core V.I.	2015	11.88	11.39	0
	2014	11.08	11.88	0
	2013[1]	10.00	11.08	0
BlackRock Large Cap Growth V.I.	2015	12.40	12.16	0
	2014	11.38	12.40	0
	2013[1]	10.00	11.38	0
Deutsche Capital Growth VIP	2015	12.19	12.62	0
	2014	11.31	12.19	0
	2013[1]	10.00	11.31	0
Deutsche Core Equity VIP	2015	11.89	11.93	12,131
	2014	11.15	11.89	0
	2013[1]	10.00	11.15	0
Deutsche Global Growth VIP	2015	10.44	9.83	0
	2014	10.94	10.44	0
	2013[1]	10.00	10.94	0
Deutsche Global Small Cap VIP	2015	10.28	9.92	7,305
	2014	11.23	10.28	0
	2013[1]	10.00	11.23	0
Deutsche Government & Agency Securities VIP	2015	9.88	9.42	0
	2014	9.84	9.88	0
	2013[1]	10.00	9.84	0
Deutsche High Income VIP	2015	9.85	8.96	0
	2014	10.18	9.85	0
	2013[1]	10.00	10.18	0
Deutsche Large Cap Value VIP	2015	11.27	10.01	0
	2014	10.68	11.27	0
	2013[1]	10.00	10.68	0
Deutsche Small Mid Cap Value VIP	2015	11.06	10.34	0
	2014	11.00	11.06	0
	2013[1]	10.00	11.00	0
Dimensional VA Global Bond Portfolio	2015	9.61	9.29	0
	2014	9.80	9.61	0
	2013[1]	10.00	9.80	0
Dimensional VA International Small Portfolio	2015	10.21	10.29	0
	2014	11.37	10.21	0
	2013[1]	10.00	11.37	0
Dimensional VA International Value Portfolio	2015	9.86	8.74	1,130
	2014	11.15	9.86	0
	2013[1]	10.00	11.15	0
Dimensional VA Short-Term Fixed Portfolio	2015	9.33	8.91	0
	2014	9.78	9.33	0
	2013[1]	10.00	9.78	0

A-3

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Dimensional VA U.S. Large Value Portfolio	2015	11.52	10.60	5,075
	2014	11.08	11.52	0
	2013[1]	10.00	11.08	0
Dimensional VA U.S. Targeted Value Portfolio	2015	11.07	9.99	0
	2014	11.20	11.07	0
	2013[1]	10.00	11.20	0
Dreyfus IP Small Cap Stock Index	2015	11.21	10.47	1,481
	2014	11.14	11.21	1,437
	2013[1]	10.00	11.14	2,498
Dreyfus IP Technology Growth	2015	11.88	12.03	925
	2014	11.66	11.88	0
	2013[1]	10.00	11.66	0
Dreyfus Stock Index	2015	11.72	11.30	0
	2014	10.83	11.72	0
	2013[1]	10.00	10.83	0
Dreyfus VIF Appreciation	2015	10.98	10.21	0
	2014	10.64	10.98	0
	2013[1]	10.00	10.64	0
Dreyfus VIF International Value	2015	9.36	8.68	0
	2014	10.82	9.36	0
	2013[1]	10.00	10.82	0
Eaton Vance VT Floating-Rate Income	2015	9.17	9.19	0
	2014[2]	10.00	9.17	0
Eaton Vance VT Large-Cap Value	2015	10.39	9.81	0
	2014[2]	10.00	10.39	0
Federated Fund for U.S. Government Securities II	2015	9.84	9.46	2,608
	2014	9.84	9.84	0
	2013[1]	10.00	9.84	0
Federated High Income Bond II	2015	9.95	9.25	1,731
	2014	10.16	9.95	0
	2013[1]	10.00	10.16	0
Fidelity® VIP Balanced	2015	11.16	10.71	17,923
	2014	10.60	11.16	0
	2013[1]	10.00	10.60	0
Fidelity® VIP Contrafund®	2015	11.69	11.23	36,353
	2014	10.95	11.69	4,795
	2013[1]	10.00	10.95	0
Fidelity® VIP Disciplined Small Cap	2015	11.13	10.41	0
	2014	11.09	11.13	0
	2013[1]	10.00	11.09	0
Fidelity® VIP Emerging Markets	2015	10.08	8.64	2,141
	2014	10.42	10.08	518
	2013[1]	10.00	10.42	432

A-4

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Growth & Income	2015	11.35	10.58	0
	2014	10.76	11.35	5,335
	2013[1]	10.00	10.76	0
Fidelity® VIP Growth Opportunities	2015	11.77	11.86	0
	2014	10.99	11.77	0
	2013[1]	10.00	10.99	0
Fidelity® VIP High Income	2015	9.81	9.02	4,734
	2014	10.17	9.81	0
	2013[1]	10.00	10.17	0
Fidelity® VIP Index 500	2015	11.74	11.35	0
	2014	10.84	11.74	0
	2013[1]	10.00	10.84	0
Fidelity® VIP Investment-Grade Bond	2015	9.93	9.42	9,883
	2014	9.84	9.93	0
	2013[1]	10.00	9.84	0
Fidelity® VIP Mid Cap	2015	11.39	10.72	0
	2014	11.23	11.39	0
	2013[1]	10.00	11.23	0
Fidelity® VIP Overseas	2015	10.05	9.93	1,438
	2014	11.46	10.05	0
	2013[1]	10.00	11.46	0
Fidelity® VIP Real Estate	2015	11.25	11.13	277
	2014	9.06	11.25	0
	2013[1]	10.00	9.06	0
Fidelity® VIP Strategic Income	2015	9.85	9.24	0
	2014	9.97	9.85	0
	2013[1]	10.00	9.97	0
FormulaFolios US Equity Portfolio	2015[3]	10.00	9.93	0
Franklin Flex Cap Growth VIP Fund	2015	11.66	11.64	0
	2014	11.49	11.66	0
	2013[1]	10.00	11.49	0
Franklin Growth and Income VIP Fund	2015	11.29	10.70	6,881
	2014	10.82	11.29	6,678
	2013[1]	10.00	10.82	6,481
Franklin High Income VIP Fund	2015	9.79	8.51	13,702
	2014	10.24	9.79	2,867
	2013[1]	10.00	10.24	0
Franklin Income VIP Fund	2015	10.40	9.24	11,416
	2014	10.39	10.40	11,093
	2013[1]	10.00	10.39	6,689
Franklin Large Cap Growth VIP Fund	2015	11.53	11.65	0
	2014	10.72	11.53	6,690
	2013[1]	10.00	10.72	0

A-5

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Franklin Mutual Global Discovery VIP Fund	2015	10.82	9.97	6,250
	2014	10.70	10.82	6,938
	2013[1]	10.00	10.70	0
Franklin Mutual Shares VIP Fund	2015	10.94	9.95	1,741
	2014	10.68	10.94	0
	2013[1]	10.00	10.68	0
Franklin Rising Dividends VIP Fund	2015	11.19	10.31	975
	2014	10.76	11.19	946
	2013[1]	10.00	10.76	0
Franklin Small Cap Value VIP Fund	2015	10.78	9.55	2,118
	2014	11.20	10.78	2,382
	2013[1]	10.00	11.20	4,394
Franklin Small-Mid Cap Growth VIP Fund	2015	11.50	10.71	0
	2014	11.19	11.50	0
	2013[1]	10.00	11.19	0
Franklin Strategic Income VIP Fund	2015	9.79	9.00	0
	2014	10.05	9.79	0
	2013[1]	10.00	10.05	0
Franklin U.S. Government Securities VIP Fund	2015	9.73	9.35	8,588
	2014	9.84	9.73	0
	2013[1]	10.00	9.84	0
Goldman Sachs VIT Growth Opportunities	2015	11.67	10.58	0
	2014	10.98	11.67	2,911
	2013[1]	10.00	10.98	0
Goldman Sachs VIT High Quality Floating Rate	2015	9.39	8.94	1,329
	2014	9.82	9.39	1,294
	2013[1]	10.00	9.82	0
Goldman Sachs VIT Large Cap Value	2015	11.60	10.59	0
	2014	10.77	11.60	0
	2013[1]	10.00	10.77	0
Goldman Sachs VIT Mid Cap Value	2015	11.62	10.05	7,103
	2014	10.72	11.62	1,717
	2013[1]	10.00	10.72	1,440
Goldman Sachs VIT Small Cap Equity Insights	2015	11.07	10.33	0
	2014	10.85	11.07	8,811
	2013[1]	10.00	10.85	0
Goldman Sachs VIT Strategic Growth	2015	12.25	12.08	0
	2014	11.29	12.25	0
	2013[1]	10.00	11.29	0
Goldman Sachs VIT Strategic International Equity	2015	9.66	9.31	0
	2014	10.94	9.66	0
	2013[1]	10.00	10.94	0
Guggenheim VIF All Cap Value	2015	11.04	10.06	0
	2014	10.72	11.04	0
	2013[1]	10.00	10.72	0

A-6

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF CLS AdvisorOne Global Diversified Equity	2015	10.56	9.49	0
	2014	10.67	10.56	0
	2013[1]	10.00	10.67	0
Guggenheim VIF CLS AdvisorOne Global Growth	2015	10.30	9.45	0
	2014	10.47	10.30	0
	2013[1]	10.00	10.47	0
Guggenheim VIF CLS AdvisorOne Growth and Income	2015	9.90	9.07	0
	2014	10.17	9.90	0
	2013[1]	10.00	10.17	0
Guggenheim VIF Floating Rate Strategies	2015	9.85	9.49	16,212
	2014	10.06	9.85	8,195
	2013[1]	10.00	10.06	8,733
Guggenheim VIF Global Managed Futures Strategy	2015	10.71	10.09	4,884
	2014	9.99	10.71	8,734
	2013[1]	10.00	9.99	0
Guggenheim VIF High Yield	2015	9.97	9.16	0
	2014	10.17	9.97	0
	2013[1]	10.00	10.17	0
Guggenheim VIF Large Cap Value	2015	11.21	10.18	0
	2014	10.71	11.21	0
	2013[1]	10.00	10.71	1,631
Guggenheim VIF Long Short Equity	2015	10.26	9.94	2,461
	2014	10.44	10.26	884
	2013[1]	10.00	10.44	733
Guggenheim VIF Macro Opportunities	2015	10.18	9.71	14,712
	2014	10.11	10.18	2,869
	2013[1]	10.00	10.11	0
Guggenheim VIF Managed Asset Allocation	2015	10.64	10.19	0
	2014	10.43	10.64	0
	2013[1]	10.00	10.43	0
Guggenheim VIF Mid Cap Value	2015	10.34	9.22	1,166
	2014	10.71	10.34	1,131
	2013[1]	10.00	10.71	0
Guggenheim VIF Multi‑Hedge Strategies	2015	9.80	9.55	16,738
	2014	9.79	9.80	0
	2013[1]	10.00	9.79	0
Guggenheim VIF Small Cap Value	2015	10.30	9.20	0
	2014	10.92	10.30	0
	2013[1]	10.00	10.92	0
Guggenheim VIF StylePlus Large Core	2015	12.04	11.69	0
	2014	10.90	12.04	0
	2013[1]	10.00	10.90	0
Guggenheim VIF StylePlus Large Growth	2015	12.27	12.38	0
	2014	11.14	12.27	0
	2013[1]	10.00	11.14	0

A-7

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF StylePlus Mid Growth	2015	11.96	11.42	0
	2014	11.06	11.96	0
	2013[1]	10.00	11.06	0
Guggenheim VIF StylePlus Small Growth	2015	11.64	10.99	0
	2014	11.19	11.64	0
	2013[1]	10.00	11.19	0
Guggenheim VIF Total Return Bond	2015	10.38	10.04	5,034
	2014	10.04	10.38	0
	2013[1]	10.00	10.04	0
Guggenheim VIF World Equity Income	2015	10.72	10.18	0
	2014	10.67	10.72	0
	2013[1]	10.00	10.67	0
Invesco V.I. American Franchise	2015	12.26	12.28	0
	2014	11.85	12.26	0
	2013[1]	10.00	11.85	0
Invesco V.I. American Value	2015	11.30	9.79	2,603
	2014	10.79	11.30	2,526
	2013[1]	10.00	10.79	1,081
Invesco V.I. Balanced-Risk Allocation	2015	10.00	9.14	0
	2014[2]	10.00	10.00	0
Invesco V.I. Comstock	2015	11.24	10.08	0
	2014	10.77	11.24	0
	2013[1]	10.00	10.77	0
Invesco V.I. Core Equity	2015	11.05	9.93	0
	2014	10.71	11.05	0
	2013[1]	10.00	10.71	0
Invesco V.I. Equity and Income	2015	10.85	10.11	1,237
	2014	10.43	10.85	1,205
	2013[1]	10.00	10.43	0
Invesco V.I. Global Core Equity	2015	10.34	9.73	0
	2014	10.76	10.34	786
	2013[1]	10.00	10.76	0
Invesco V.I. Global Health Care	2015	12.56	12.36	983
	2014	11.00	12.56	0
	2013[1]	10.00	11.00	0
Invesco V.I. Global Real Estate	2015	10.43	9.80	0
	2014	9.54	10.43	0
	2013[1]	10.00	9.54	0
Invesco V.I. Government Securities	2015	9.70	9.28	0
	2014	9.76	9.70	841
	2013[1]	10.00	9.76	0
Invesco V.I. Growth and Income	2015	11.14	10.30	0
	2014	10.59	11.14	0
	2013[1]	10.00	10.59	0

A-8

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. High Yield	2015	9.92	9.17	0
	2014	10.21	9.92	0
	2013[1]	10.00	10.21	0
Invesco V.I. International Growth	2015	10.56	9.84	1,201
	2014	11.04	10.56	1,166
	2013[1]	10.00	11.04	977
Invesco V.I. Managed Volatility	2015	11.08	10.34	0
	2014	9.63	11.08	0
	2013[1]	10.00	9.63	0
Invesco V.I. Mid Cap Core Equity	2015	10.63	9.73	0
	2014	10.67	10.63	0
	2013[1]	10.00	10.67	0
Invesco V.I. Mid Cap Growth	2015	11.48	11.09	0
	2014	11.14	11.48	0
	2013[1]	10.00	11.14	0
Invesco V.I. S&P 500 Index	2015	11.70	11.28	0
	2014	10.83	11.70	0
	2013[1]	10.00	10.83	0
Invesco V.I. Small Cap Equity	2015	10.76	9.70	3,308
	2014	11.02	10.76	0
	2013[1]	10.00	11.02	0
Ivy Funds VIP Asset Strategy	2015	10.24	8.98	372
	2014	11.30	10.24	797
	2013[1]	10.00	11.30	328
Ivy Funds VIP Balanced	2015	11.03	10.51	3,477
	2014	10.72	11.03	0
	2013[1]	10.00	10.72	0
Ivy Funds VIP Core Equity	2015	11.72	11.13	0
	2014	11.17	11.72	0
	2013[1]	10.00	11.17	0
Ivy Funds VIP Dividend Opportunities	2015	11.45	10.73	0
	2014	10.90	11.45	0
	2013[1]	10.00	10.90	0
Ivy Funds VIP Energy	2015	9.16	6.82	3,970
	2014	10.71	9.16	2,038
	2013[1]	10.00	10.71	0
Ivy Funds VIP Global Bond	2015	9.61	8.95	0
	2014	10.04	9.61	0
	2013[1]	10.00	10.04	0
Ivy Funds VIP Global Growth	2015	10.67	10.55	0
	2014	11.05	10.67	0
	2013[1]	10.00	11.05	0
Ivy Funds VIP Global Natural Resources	2015	7.84	5.82	1,105
	2014[2]	10.00	7.84	0

A-9

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy Funds VIP Growth	2015	12.38	12.69	0
	2014	11.58	12.38	0
	2013[1]	10.00	11.58	0
Ivy Funds VIP High Income	2015	10.02	8.96	0
	2014	10.28	10.02	5,262
	2013[1]	10.00	10.28	0
Ivy Funds VIP International Core Equity	2015	10.89	10.31	1,445
	2014	11.22	10.89	0
	2013[1]	10.00	11.22	0
Ivy Funds VIP Limited-Term Bond	2015	9.50	9.17	4,301
	2014	9.84	9.50	0
	2013[1]	10.00	9.84	0
Ivy Funds VIP Mid Cap Growth	2015	11.28	10.17	3,221
	2014	10.94	11.28	0
	2013[1]	10.00	10.94	0
Ivy Funds VIP Real Estate Securities	2015	11.38	11.40	0
	2014	9.14	11.38	0
	2013[1]	10.00	9.14	0
Ivy Funds VIP Science and Technology	2015	11.81	10.97	2,458
	2014	12.00	11.81	3,123
	2013[1]	10.00	12.00	1,017
Ivy Funds VIP Small Cap Growth	2015	11.12	10.84	2,720
	2014	11.45	11.12	0
	2013[1]	10.00	11.45	0
Ivy Funds VIP Small Cap Value	2015	10.96	9.89	3,252
	2014	10.70	10.96	512
	2013[1]	10.00	10.70	0
Ivy Funds VIP Value	2015	11.49	10.56	0
	2014	10.83	11.49	4,606
	2013[1]	10.00	10.83	0
Janus Aspen Enterprise	2015	11.67	11.58	877
	2014	10.87	11.67	0
	2013[1]	10.00	10.87	0
Janus Aspen Forty	2015	11.72	12.54	0
	2014	11.30	11.72	3,338
	2013[1]	10.00	11.30	0
Janus Aspen Janus Portfolio	2015	11.87	11.93	0
	2014	11.01	11.87	1,022
	2013[1]	10.00	11.01	0
Janus Aspen Overseas	2015	9.24	8.06	856
	2014	10.99	9.24	830
	2013[1]	10.00	10.99	0
Janus Aspen Perkins Mid Cap Value	2015	10.90	10.04	0
	2014	10.51	10.90	0
	2013[1]	10.00	10.51	0

A-10

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
JPMorgan Insurance Trust Core Bond Portfolio	2015	9.82	9.47	0
	2014	9.80	9.82	0
	2013[1]	10.00	9.80	0
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2015	12.24	10.99	2,043
	2014	11.08	12.24	1,989
	2013[1]	10.00	11.08	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2015	11.59	10.47	0
	2014	11.08	11.59	0
	2013[1]	10.00	11.08	0
JPMorgan Insurance Trust US Equity Portfolio	2015	11.98	11.53	0
	2014	11.03	11.98	0
	2013[1]	10.00	11.03	0
Lord Abbett Series Bond-Debenture VC	2015	10.19	9.59	8,981
	2014	10.21	10.19	2,414
	2013[1]	10.00	10.21	0
Lord Abbett Series Calibrated Dividend Growth VC	2015	11.42	10.69	0
	2014	10.71	11.42	0
	2013[1]	10.00	10.71	0
Lord Abbett Series Classic Stock VC	2015	11.32	10.73	0
	2014	10.85	11.32	0
	2013[1]	10.00	10.85	0
Lord Abbett Series Developing Growth VC	2015	11.38	9.99	0
	2014	11.47	11.38	0
	2013[1]	10.00	11.47	0
Lord Abbett Series Fundamental Equity VC	2015	11.08	10.23	0
	2014	10.81	11.08	0
	2013[1]	10.00	10.81	0
Lord Abbett Series Growth and Income VC	2015	11.15	10.36	3,131
	2014	10.83	11.15	3,049
	2013[1]	10.00	10.83	0
Lord Abbett Series Growth Opportunities VC	2015	11.28	11.08	0
	2014	11.12	11.28	0
	2013[1]	10.00	11.12	0
Lord Abbett Series Mid Cap Stock VC	2015	11.39	10.48	0
	2014	10.68	11.39	0
	2013[1]	10.00	10.68	0
Lord Abbett Series Total Return VC	2015	10.04	9.54	0
	2014	9.90	10.04	0
	2013[1]	10.00	9.90	0
Lord Abbett Series Value Opportunities VC	2015	11.44	10.66	0
	2014	10.98	11.44	0
	2013[1]	10.00	10.98	0
MFS® VIT Emerging Markets Equity	2015	9.07	7.54	0
	2014	10.19	9.07	0
	2013[1]	10.00	10.19	0

A-11

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
MFS® VIT Global Tactical Allocation	2015	9.88	9.21	0
	2014[2]	10.00	9.88	0
MFS® VIT High Yield	2015	9.98	9.12	0
	2014	10.18	9.98	0
	2013[1]	10.00	10.18	0
MFS® VIT II MA Investors Growth Stock	2015	11.65	11.10	0
	2014	10.96	11.65	0
	2013[1]	10.00	10.96	0
MFS® VIT II Research International	2015	9.53	8.91	9,280
	2014	10.72	9.53	0
	2013[1]	10.00	10.72	0
MFS® VIT International Value	2015	9.59	9.75	9,413
	2014[2]	10.00	9.59	0
MFS® VIT Investors Trust	2015	11.56	11.05	1,364
	2014	10.92	11.56	0
	2013[1]	10.00	10.92	0
MFS® VIT New Discovery	2015	9.90	9.27	2,784
	2014	11.19	9.90	2,583
	2013[1]	10.00	11.19	0
MFS® VIT Research	2015	11.35	10.91	6,075
	2014	10.80	11.35	0
	2013[1]	10.00	10.80	0
MFS® VIT Total Return	2015	10.80	10.27	2,393
	2014	10.43	10.80	0
	2013[1]	10.00	10.43	0
MFS® VIT Total Return Bond	2015	9.99	9.50	0
	2014	9.89	9.99	0
	2013[1]	10.00	9.89	0
MFS® VIT Utilities	2015	11.17	9.11	826
	2014	10.39	11.17	0
	2013[1]	10.00	10.39	0
Morgan Stanley UIF Emerging Markets Debt	2015	9.66	9.13	0
	2014	9.82	9.66	0
	2013[1]	10.00	9.82	0
Morgan Stanley UIF Emerging Markets Equity	2015	9.24	7.89	0
	2014	10.12	9.24	0
	2013[1]	10.00	10.12	0
Morningstar Aggressive Growth ETF Asset Allocation Portfolio (formerly Ibbotson Aggressive Growth ETF Asset Allocation )	2015	10.53	9.78	1,458
	2014	10.54	10.53	1,008
	2013[1]	10.00	10.54	0
Morningstar Balanced ETF Asset Allocation Portfolio (formerly Ibbotson Balanced ETF Asset Allocation )	2015	10.30	9.63	95,992
	2014	10.30	10.30	84,473
	2013[1]	10.00	10.30	21,790
Morningstar Conservative ETF Asset Allocation Portfolio (formerly Ibbotson Conservative ETF Asset Allocation )	2015	9.97	9.25	92,102
	2014	9.96	9.97	62,707
	2013[1]	10.00	9.96	2,501

A-12

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Morningstar Growth ETF Asset Allocation Portfolio (formerly Ibbotson Growth ETF Asset Allocation )	2015	10.48	9.77	22,548
	2014	10.47	10.48	18,868
	2013[1]	10.00	10.47	8,102
Morningstar Income and Growth ETF Asset Allocation Portfolio (formerly Ibbotson Income and Growth ETF Asset Allocation )	2015	10.02	9.42	904
	2014	10.15	10.02	0
	2013[1]	10.00	10.15	0
Neuberger Berman AMT Guardian	2015	11.62	10.56	2,107
	2014	11.14	11.62	2,052
	2013[1]	10.00	11.14	0
Neuberger Berman AMT Socially Responsive	2015	11.55	10.98	0
	2014	10.97	11.55	0
	2013[1]	10.00	10.97	0
Oppenheimer Global Fund/VA	2015	10.70	10.61	5,562
	2014	10.96	10.70	0
	2013[1]	10.00	10.96	0
Oppenheimer Global Strategic Income Fund/VA	2015	9.73	9.07	10,539
	2014	9.93	9.73	0
	2013[1]	10.00	9.93	0
Oppenheimer International Growth Fund/VA	2015	9.75	9.62	2,596
	2014	10.98	9.75	4,923
	2013[1]	10.00	10.98	1,626
Oppenheimer Main Street Small Cap Fund®/VA	2015	11.76	10.56	2,694
	2014	11.01	11.76	1,688
	2013[1]	10.00	11.01	1,408
PIMCO VIT All Asset	2015	9.63	8.36	5,068
	2014	10.02	9.63	0
	2013[1]	10.00	10.02	0
PIMCO VIT CommodityRealReturn Strategy	2015	7.41	5.26	1,207
	2014	9.52	7.41	0
	2013[1]	10.00	9.52	0
PIMCO VIT Emerging Markets Bond	2015	9.57	8.93	1,636
	2014	9.86	9.57	1,587
	2013[1]	10.00	9.86	1,162
PIMCO VIT Foreign Bond (Unhedged)	2015	9.57	8.50	0
	2014	9.98	9.57	0
	2013[1]	10.00	9.98	0
PIMCO VIT Global Bond (Unhedged)	2015	9.54	8.74	362
	2014	9.76	9.54	351
	2013[1]	10.00	9.76	0
PIMCO VIT Global Multi-Asset Managed Allocation	2015	9.96	9.50	0
	2014[2]	10.00	9.96	0
PIMCO VIT High Yield	2015	10.01	9.40	350
	2014	10.14	10.01	340
	2013[1]	10.00	10.14	0

A-13

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
PIMCO VIT Low Duration	2015	9.54	9.15	10,695
	2014	9.91	9.54	710
	2013[1]	10.00	9.91	9,924
PIMCO VIT Real Return	2015	9.46	8.80	3,574
	2014	9.61	9.46	3,468
	2013[1]	10.00	9.61	2,293
PIMCO VIT Short-Term	2015	9.47	9.15	0
	2014	9.84	9.47	0
	2013[1]	10.00	9.84	0
PIMCO VIT Total Return	2015	9.82	9.42	22,424
	2014	9.86	9.82	16,433
	2013[1]	10.00	9.86	0
Pioneer Bond VCT	2015	10.05	9.62	0
	2014	9.94	10.05	0
	2013[1]	10.00	9.94	0
Pioneer Emerging Markets VCT	2015	9.04	7.30	0
	2014	10.84	9.04	0
	2013[1]	10.00	10.84	0
Pioneer Equity Income VCT	2015	11.43	10.96	0
	2014	10.60	11.43	0
	2013[1]	10.00	10.60	0
Pioneer High Yield VCT	2015	9.77	8.95	2,604
	2014	10.25	9.77	0
	2013[1]	10.00	10.25	0
Pioneer Real Estate Shares VCT	2015	11.32	11.32	1,129
	2014	9.07	11.32	0
	2013[1]	10.00	9.07	0
Pioneer Strategic Income VCT	2015	9.83	9.26	18,912
	2014	9.92	9.83	0
	2013[1]	10.00	9.92	0
Power Income VIT	2015	9.43	8.80	1,287
	2014	9.97	9.43	1,253
	2013[1]	10.00	9.97	758
Probabilities Fund	2015	9.95	8.98	2,206
	2014	9.93	9.95	1,744
	2013[1]	10.00	9.93	1,587
Putnam VT Absolute Return 500	2015	9.84	9.36	15,894
	2014	9.91	9.84	0
	2013[1]	10.00	9.91	0
Putnam VT Capital Opportunities	2015	11.20	9.89	0
	2014	10.93	11.20	0
	2013[1]	10.00	10.93	0
Putnam VT Diversified Income	2015	9.79	9.14	0
	2014	10.20	9.79	0
	2013[1]	10.00	10.20	0

A-14

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Putnam VT Equity Income	2015	11.54	10.70	20,327
	2014	10.71	11.54	1,488
	2013[1]	10.00	10.71	1,091
Putnam VT Global Asset Allocation	2015	11.10	10.63	0
	2014	10.60	11.10	0
	2013[1]	10.00	10.60	0
Putnam VT Growth Opportunities	2015	12.40	11.98	9,575
	2014	11.38	12.40	0
	2013[1]	10.00	11.38	0
Putnam VT High Yield	2015	9.94	9.00	0
	2014	10.23	9.94	0
	2013[1]	10.00	10.23	0
Putnam VT Income	2015	10.23	9.64	0
	2014	10.05	10.23	1,767
	2013[1]	10.00	10.05	0
Putnam VT Investors	2015	12.00	11.23	0
	2014	11.02	12.00	0
	2013[1]	10.00	11.02	0
Putnam VT Voyager	2015	12.39	11.13	1,345
	2014	11.81	12.39	0
	2013[1]	10.00	11.81	0
Redwood Managed Volatility	2015[3]	10.00	9.79	0
Rydex VIF Banking	2015	10.62	9.67	0
	2014	10.74	10.62	0
	2013[1]	10.00	10.74	0
Rydex VIF Basic Materials	2015	10.21	8.07	878
	2014	10.87	10.21	0
	2013[1]	10.00	10.87	0
Rydex VIF Biotechnology	2015	13.73	14.24	10,063
	2014	10.82	13.73	2,725
	2013[1]	10.00	10.82	0
Rydex VIF Commodities Strategy	2015	6.05	3.83	0
	2014	9.59	6.05	0
	2013[1]	10.00	9.59	0
Rydex VIF Consumer Products	2015	11.10	11.27	3,524
	2014	10.30	11.10	1,805
	2013[1]	10.00	10.30	0
Rydex VIF Dow 2x Strategy	2015	12.64	11.58	9,658
	2014	11.31	12.64	7,631
	2013[1]	10.00	11.31	0
Rydex VIF Electronics	2015	12.77	12.47	0
	2014	10.79	12.77	0
	2013[1]	10.00	10.79	0

A-15

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Energy	2015	8.32	5.55	1,109
	2014	10.69	8.32	0
	2013[1]	10.00	10.69	0
Rydex VIF Energy Services	2015	6.99	4.57	0
	2014	10.35	6.99	0
	2013[1]	10.00	10.35	0
Rydex VIF Europe 1.25x Strategy	2015	9.64	8.55	1,648
	2014	11.51	9.64	0
	2013[1]	10.00	11.51	0
Rydex VIF Financial Services	2015	11.19	10.27	0
	2014	10.39	11.19	4,334
	2013[1]	10.00	10.39	0
Rydex VIF Government Long Bond 1.2x Strategy	2015	11.89	10.79	0
	2014	9.23	11.89	0
	2013[1]	10.00	9.23	0
Rydex VIF Health Care	2015	13.11	13.10	9,309
	2014	10.99	13.11	0
	2013[1]	10.00	10.99	0
Rydex VIF High Yield Strategy	2015[3]	10.00	9.86	0
Rydex VIF Internet	2015	11.77	12.19	10,690
	2014	12.07	11.77	0
	2013[1]	10.00	12.07	0
Rydex VIF Inverse Dow 2x Strategy	2015	6.09	5.36	0
	2014	8.14	6.09	0
	2013[1]	10.00	8.14	0
Rydex VIF Inverse Government Long Bond Strategy	2015	7.32	6.92	0
	2014	10.20	7.32	0
	2013[1]	10.00	10.20	0
Rydex VIF Inverse Mid-Cap Strategy	2015	7.41	7.01	0
	2014	8.76	7.41	0
	2013[1]	10.00	8.76	0
Rydex VIF Inverse NASDAQ‑100® Strategy	2015	6.40	5.33	5,131
	2014	8.23	6.40	0
	2013[1]	10.00	8.23	0
Rydex VIF Inverse Russell 2000® Strategy	2015	7.47	7.15	0
	2014	8.57	7.47	0
	2013[1]	10.00	8.57	0
Rydex VIF Inverse S&P 500 Strategy	2015	7.13	6.52	0
	2014	8.72	7.13	0
	2013[1]	10.00	8.72	0
Rydex VIF Japan 2x Strategy	2015	8.45	9.05	1,730
	2014	10.45	8.45	0
	2013[1]	10.00	10.45	0

A-16

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Leisure	2015	11.51	11.04	0
	2014	11.19	11.51	0
	2013[1]	10.00	11.19	0
Rydex VIF Mid-Cap 1.5x Strategy	2015	11.99	10.84	1,628
	2014	11.20	11.99	5,381
	2013[1]	10.00	11.20	0
Rydex VIF NASDAQ-100®	2015	12.80	13.25	32,348
	2014	11.39	12.80	7,369
	2013[1]	10.00	11.39	4,318
Rydex VIF NASDAQ-100® 2x Strategy	2015	17.31	18.97	5,487
	2014	13.25	17.31	2,827
	2013[1]	10.00	13.25	0
Rydex VIF Nova	2015	12.85	12.20	20,550
	2014	11.33	12.85	0
	2013[1]	10.00	11.33	0
Rydex VIF Precious Metals	2015	7.39	4.92	1,305
	2014	9.35	7.39	0
	2013[1]	10.00	9.35	0
Rydex VIF Real Estate	2015	10.76	10.03	992
	2014	9.30	10.76	12,889
	2013[1]	10.00	9.30	812
Rydex VIF Retailing	2015	11.08	10.45	0
	2014	10.66	11.08	1,887
	2013[1]	10.00	10.66	0
Rydex VIF Russell 2000® 1.5x Strategy	2015	11.43	9.94	0
	2014	11.46	11.43	0
	2013[1]	10.00	11.46	0
Rydex VIF Russell 2000® 2x Strategy	2015	12.19	10.12	639
	2014	12.12	12.19	0
	2013[1]	10.00	12.12	0
Rydex VIF S&P 500 2x Strategy	2015	14.13	13.29	8,448
	2014	11.85	14.13	6,798
	2013[1]	10.00	11.85	2,157
Rydex VIF S&P 500 Pure Growth	2015	12.04	11.64	25,075
	2014	11.20	12.04	4,695
	2013[1]	10.00	11.20	0
Rydex VIF S&P 500 Pure Value	2015	12.06	10.45	0
	2014	11.36	12.06	0
	2013[1]	10.00	11.36	0
Rydex VIF S&P MidCap 400 Pure Growth	2015	10.56	10.23	0
	2014	11.21	10.56	0
	2013[1]	10.00	11.21	0
Rydex VIF S&P MidCap 400 Pure Value	2015	11.08	9.34	0
	2014	10.86	11.08	0
	2013[1]	10.00	10.86	0

A-17

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF S&P SmallCap 600 Pure Growth	2015	10.87	10.35	1,234
	2014	11.36	10.87	1,399
	2013[1]	10.00	11.36	4,334
Rydex VIF S&P SmallCap 600 Pure Value	2015	10.76	8.90	0
	2014	11.11	10.76	0
	2013[1]	10.00	11.11	0
Rydex VIF Strengthening Dollar 2x Strategy	2015	10.51	11.39	2,226
	2014	8.94	10.51	0
	2013[1]	10.00	8.94	0
Rydex VIF Technology	2015	12.08	11.68	0
	2014	11.45	12.08	1,672
	2013[1]	10.00	11.45	0
Rydex VIF Telecommunications	2015	10.43	9.30	0
	2014	10.63	10.43	0
	2013[1]	10.00	10.63	0
Rydex VIF Transportation	2015	13.39	11.00	0
	2014	11.40	13.39	0
	2013[1]	10.00	11.40	0
Rydex VIF U.S. Government Money Market	2015	9.36	8.95	71,904
	2014	9.78	9.36	53,769
	2013[1]	10.00	9.78	30,341
Rydex VIF Utilities	2015	11.35	10.05	0
	2014	9.65	11.35	8,614
	2013[1]	10.00	9.65	0
Rydex VIF Weakening Dollar 2x Strategy	2015	7.80	6.21	0
	2014	10.45	7.80	0
	2013[1]	10.00	10.45	0
SEI VP Balanced Strategy	2015	9.86	9.11	0
	2014[2]	10.00	9.86	0
SEI VP Conservative Strategy	2015	9.82	9.35	4,184
	2014[2]	10.00	9.82	4,061
SEI VP Defensive Strategy	2015	9.74	9.27	0
	2014[2]	10.00	9.74	0
SEI VP Market Growth Strategy	2015	9.88	9.10	21,835
	2014[2]	10.00	9.88	824
SEI VP Market Plus Strategy	2015	9.96	9.16	0
	2014[2]	10.00	9.96	0
SEI VP Moderate Strategy	2015	9.93	9.38	0
	2014[2]	10.00	9.93	0
T. Rowe Price Blue Chip Growth	2015	12.11	12.83	8,145
	2014	11.63	12.11	0
	2013[1]	10.00	11.63	4,280
T. Rowe Price Equity Income	2015	10.90	9.69	0
	2014	10.64	10.90	0
	2013[1]	10.00	10.64	0

A-18

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
T. Rowe Price Health Sciences	2015	14.27	15.35	16,665
	2014	11.37	14.27	11,148
	2013[1]	10.00	11.37	0
T. Rowe Price Limited-Term Bond	2015	9.43	9.02	7,639
	2014	9.82	9.43	0
	2013[1]	10.00	9.82	0
Templeton Developing Markets VIP Fund	2015	8.97	6.89	1,427
	2014	10.24	8.97	1,607
	2013[1]	10.00	10.24	0
Templeton Foreign VIP Fund	2015	9.56	8.55	227
	2014	11.25	9.56	0
	2013[1]	10.00	11.25	0
Templeton Global Bond VIP Fund	2015	9.77	8.94	5,086
	2014	10.03	9.77	10,317
	2013[1]	10.00	10.03	753
Templeton Growth VIP Fund	2015	10.43	9.33	0
	2014	11.22	10.43	0
	2013[1]	10.00	11.22	0
Third Avenue Value	2015	10.36	9.02	0
	2014	10.37	10.36	0
	2013[1]	10.00	10.37	0
VanEck VIP Global Gold (formerly Van Eck VIP Global Gold )	2015	7.87	5.71	1,410
	2014	8.76	7.87	0
	2013[1]	10.00	8.76	0
VanEck VIP Global Hard Assets (formerly Van Eck VIP Global Hard Assets )	2015	8.40	5.33	316
	2014	10.89	8.40	0
	2013[1]	10.00	10.89	0
Vanguard® VIF Balanced	2015[3]	10.00	9.76	0
Vanguard® VIF Capital Growth	2015[3]	10.00	9.81	0
Vanguard® VIF Conservative Allocation	2015[3]	10.00	9.83	0
Vanguard® VIF Diversified Value	2015[3]	10.00	9.68	0
Vanguard® VIF Equity Income	2015[3]	10.00	9.77	0
Vanguard® VIF Equity Index	2015[3]	10.00	9.73	0
Vanguard® VIF Growth	2015[3]	10.00	9.87	0
Vanguard® VIF High Yield Bond	2015[3]	10.00	9.76	0
Vanguard® VIF International	2015[3]	10.00	9.68	0
Vanguard® VIF Mid-Cap Index	2015[3]	10.00	9.72	0
Vanguard® VIF Moderate Allocation	2015[3]	10.00	9.78	0
Vanguard® VIF REIT Index	2015[3]	10.00	10.13	0
Vanguard® VIF Short Term Investment Grade	2015[3]	10.00	9.90	0
Vanguard® VIF Small Company Growth	2015[3]	10.00	9.69	0
Vanguard® VIF Total Bond Market Index	2015[3]	10.00	9.91	0
Vanguard® VIF Total Stock Market Index	2015[3]	10.00	9.72	0

A-19

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Virtus Equity Trend (formerly Virtus Premium AlphaSector™ Series )	2015	10.51	9.11	11,322
	2014	10.75	10.51	1,303
	2013[1]	10.00	10.75	0
Virtus International Series	2015	9.47	8.11	0
	2014	10.31	9.47	0
	2013[1]	10.00	10.31	0
Virtus Multi-Sector Fixed Income Series	2015	9.80	9.25	5,360
	2014	10.05	9.80	0
	2013[1]	10.00	10.05	0
Virtus Real Estate Securities Series	2015	11.39	11.15	1,114
	2014	9.05	11.39	2,541
	2013[1]	10.00	9.05	0
Virtus Small-Cap Growth Series	2015	11.21	10.80	0
	2014[2]	10.00	11.21	0
Virtus Strategic Allocation Series	2015	10.95	9.91	0
	2014	10.65	10.95	0
	2013[1]	10.00	10.65	0
Voya MidCap Opportunities Portfolio	2015	11.15	10.68	0
	2014	10.76	11.15	0
	2013[1]	10.00	10.76	0
VY Clarion Global Real Estate Portfolio	2015	10.51	9.86	214
	2014	9.67	10.51	0
	2013[1]	10.00	9.67	0
VY Clarion Real Estate Portfolio	2015	11.33	11.14	0
	2014	9.13	11.33	0
	2013[1]	10.00	9.13	0
Wells Fargo International Equity VT (formerly Wells Fargo Advantage International Equity VT )	2015	9.86	9.60	0
	2014	10.89	9.86	0
	2013[1]	10.00	10.89	0
Wells Fargo Omega Growth VT (formerly Wells Fargo Advantage Omega Growth VT )	2015	11.45	11.10	6,135
	2014	11.52	11.45	5,954
	2013[1]	10.00	11.52	4,611
Wells Fargo Opportunity VT (formerly Wells Fargo Advantage Opportunity VT )	2015	11.42	10.59	0
	2014	10.81	11.42	0
	2013[1]	10.00	10.81	0
Western Asset Variable Global High Yield Bond	2015	9.60	8.62	0
	2014	10.19	9.60	0
	2013[1]	10.00	10.19	0
1 For the period July 15, 2013 (date of inception) through December 31, 2013.
2 For the period May 1, 2014 (the date first publicly offered) through December 31, 2014.
3   For the period November 20, 2015 (the date first publicly offered) through December 31, 2015.

A-20

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued before April 18, 2011)

Variable Annuity Account A

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2016

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
First Security Benefit Life Insurance and Annuity Company of New York
350 Park Avenue, 14th Floor
New York, NY 10022

Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2016, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York by calling 1‑800‑888‑2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

7013A	32-70131-01 2016/05/01

Table of Contents

GENERAL INFORMATION AND HISTORY	3
Safekeeping of Assets	3
METHOD OF DEDUCTING THE EXCESS CHARGE	3
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS	4
Section 403(b)	4
Roth 403(b)	4
Sections 408 and 408A	5
ADMINISTRATIVE SERVICES ARRANGEMENTS	5
PERFORMANCE INFORMATION	5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	6
FINANCIAL STATEMENTS	7

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), First Security Benefit Life Insurance and Annuity Company of New York (”the Company”), and the Variable Annuity Account A (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The annual mortality and expense risk charge of 0.20% (0.00% if the 5-year schedule is selected) and the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount) of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional Riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and the Return of Premium Death Benefit Rider, the Excess Charge would be computed as follows:
Excess Charge on an Annual Basis	0.10%

Further assuming 5,000 Accumulation Units with an Accu-mulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:

3

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Subaccount Adjustment Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 120.75

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02415 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.

Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.
Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $18,000 for tax year 2016 . The $18,000 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch-up contributions equal to $6,000 can be made to a 403(b) annuity during the 2016 tax year. The $6,000 limit may be adjusted for inflation in $500 increments for future tax years.
The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the annual limit by the lesser of (a)  $3,000 ; (b)  the excess of $15,000 reduced by the sum of the additional pre‑tax elective contributions and designated Roth contributions made in prior years because of this rule; or (c) $5,000 times the number of years of service for the organization, minus the total elective deferrals made for earlier years .
Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2016 is the lesser of (i) $53,000 or (ii) 100% of the employee’s annual compensation.
Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions—$18,000 in 2016 with a $6,000 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated

4

for the purpose of these limits. For example, if an individual who is only eligible for the $18,000 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $10,000 in contributions to a traditional 403(b) contract in the same year.
Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contribu-tions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2016). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $5,500 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2016) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2016) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contri-butions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $53,000 (for 2016). Salary reduction contributions, if any, are subject to additional annual limits.

Administrative Services Arrangements

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2015, 2014, and 2013, the Company paid $930,442, $536,448, and $500,216, respectively, under the agreement.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and the total return of all Subaccounts, may appear in advertise-ments, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjust-ments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1

5

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 0.70%; (2) the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount); and (3) the contingent deferred sales charge.
Other total return figures (referred to as “Non‑Standardized Total Return”) may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge if reflected would lower the Non‑Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre‑dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.
Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge.
Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.
Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial state-ments of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2015, and for each of the specified periods ended December 31, 2015 and 2014, appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

6

Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015 , and the financial state-ments of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2015 , and for each of the specified periods ended December 31, 2015 and 2014, are set forth herein, following this section.
The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

7

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued on or after April 18, 2011)

Variable Annuity Account A

STATEMENT OF ADDITIONAL INFORMATION

Date: May 1, 2016

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
First Security Benefit Life Insurance and Annuity Company of New York
350 Park Avenue, 14th Floor
New York, NY 10022

Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2016 , as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York by calling 1‑800‑888‑2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

7013C (PRS)	32-70130-03 2016/05/01

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), First Security Benefit Life Insurance and Annuity Company of New York (”the Company”), and the Variable Annuity Account A (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The annual mortality and expense risk charge of 0.20% and the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount) of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional Riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjust-ment is paid only for the purpose of collecting the Excess Charge. If you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small  Cap Fund®/VA Subaccount and the Return of Premium Death Benefit Rider (with an annual charge of 0.35% for Contracts issued on or after February 1, 2013), the Excess Charge would be computed as follows:
Excess Charge on an Annual Basis	0.35%

3

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00297
Net Subaccount Adjustment Per Unit		$ 0.02203
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 110.15

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02203 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 11.043 Accumulation Units. On the Reinvestment Date, 11.043 Accumulation Units are added to Contract Value for a total of 5,011.043 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,011.043 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,985.15 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.

Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2016). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $5,500 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2016) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2016) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $53,000 (for 2016). Salary reduction contributions, if any, are subject to additional annual limits.

4

Administrative Services Arrangements

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2015, 2014, and 2013, the Company paid $930,442, $536,448, and $500,216, respectively, under the agreement.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and the total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the mortality and expense risk charge of 0.20%, (2) the highest Return of Premium Death Benefit Rider charge of 0.35%; and (3) the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount).
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre‑dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.
Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis).
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and

5

quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2015, and for each of the specified periods ended December 31, 2015 and 2014, appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2015, and for each of the specified periods ended December 31, 2015 and 2014, are set forth herein, following this section.
The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

6

ELITEDESIGNS® II VARIABLE ANNUITY

Variable Annuity Account A

STATEMENT OF ADDITIONAL INFORMATION

Date:  May 1, 2016

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
First Security Benefit Life Insurance and Annuity Company of New York
350 Park Avenue, 14th Floor
New York, NY 10022

Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns II Variable Annuity dated May 1, 2016, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York by calling 1‑800‑888‑2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

7013E (COMM)	32-70130-05 2016/05/01

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), First Security Benefit Life Insurance and Annuity Company of New York (”the Company”), and the Variable Annuity Account A (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The annual mortality and expense risk charge of 1.20% and the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount) of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional Riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjust-ment is paid only for the purpose of collecting the Excess Charge. If you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and the Return of Premium Death Benefit Rider (with an annual charge of 0.35%), the Excess Charge would be computed as follows:
Excess Charge on an Annual Basis	0.35%

3

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00297
Net Subaccount Adjustment Per Unit		$ 0.02203
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 110.15

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02203 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 11.043 Accumulation Units. On the Reinvestment Date, 11.043 Accumulation Units are added to Contract Value for a total of 5,011.043 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,011.043 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,985.15 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.

Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2016). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $5,500 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2016) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2016) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $53,000 (for 2016 ). Salary reduction contributions, if any, are subject to additional annual limits.

4

Administrative Services Arrangements

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2015, 2014, and 2013, the Company paid $930,442, $536,448, and $500,216, respectively, under the agreement.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and the total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the mortality and expense risk charge of 1.20%, (2) the highest Return of Premium Death Benefit Rider charge of 0.35%; and (3) the annual administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount).
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre‑dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.
Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis).
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

5

Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2015, and for each of the specified periods ended December 31, 2015 and 2014, appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2015, and for each of the specified periods ended December 31, 2015 and 2014, are set forth herein, following this section.
The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

6

Financial Statements and Supplementary Information (Statutory Basis)
First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Years Ended December 31, 2015 and 2014
With Reports of Independent Auditors

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Financial Statements and Supplementary Information
(Statutory Basis)
Years Ended December 31, 2015 and 2014

Contents

Report of Independent Auditors	1

Audited Financial Statements – Statutory Basis

Balance Sheets	3
Statements of Operations	4
Statements of Changes in Capital and Surplus	5
Statements of Cash Flow	6
Notes to Financial Statements	7
Supplementary Information	51

Report of Independent Auditors
The Board of Directors
First Security Benefit Life Insurance and
 Annuity Company of New York
We have audited the accompanying statutory-basis financial statements of First Security Benefit Life Insurance and Annuity Company of New York (the Company), a wholly owned subsidiary of Security Benefit Corporation, which comprise the balance sheets as of December 31, 2015 and 2014, and the related statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2015, and the related notes to the financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services – Insurance Industry. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the financial statements, to meet the requirements of New York the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services – Insurance Industry, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2015 and 2014, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2015.
Opinion on Statutory-Basis of Accounting
However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services – Insurance Industry.
/s/ ERNST & YOUNG
April 29, 2016

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Balance Sheets
(Statutory Basis)

	December 31
	2015	2014
	(In Thousands,
	Except Share Data)
Admitted assets
Investments:
Bonds	$516,321	$472,932
Preferred stocks	–	373
Policy loans	273	125
Short-term investments	18,566	56,808
Cash and cash equivalents	8,332	10,118
Other invested assets	5,293	4,939
Total investments	548,785	545,295

Investment income due and accrued	3,431	2,794
Net deferred income tax asset	1,229	1,326
Other assets	1,105	340
Separate account assets	129,802	141,699
Total admitted assets	$684,352	$691,454

Liabilities and capital and surplus
Liabilities:
Life and annuity reserves	$347,511	$351,306
Funds withheld	176,077	167,319
Other liabilities	2,060	4,708
Net transfers due from separate accounts	(779)	(936)
Asset valuation reserve	2,584	1,793
Separate account liabilities	129,802	141,699
Total liabilities	657,255	665,889

Capital and surplus:
Common stock, $10 par value:
Authorized, issued, and outstanding – 200,000 shares	2,000	2,000
Additional paid-in capital	33,600	33,600
Unassigned deficit	(8,503)	(10,035)
Total capital and surplus	27,097	25,565
Total liabilities and capital and surplus	$684,352	$691,454

See accompanying notes.

3

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Statements of Operations
(Statutory Basis)

	Year Ended December 31
	2015	2014	2013
		(In Thousands)
Revenues:
Annuity considerations and deposits	$23,547	$97,280	$216,934
Net investment income	11,362	8,507	3,489
Other income	2,275	2,668	2,696
Total revenues	37,184	108,455	223,119

Benefits and expenses:
Increase (decrease) in reserves and funds for all policies	(12,737)	59,501	188,157
Surrender benefits	35,804	41,996	27,595
Annuity benefits	7,363	5,160	2,195
Commissions	691	2,737	6,944
Other insurance operating expenses	2,551	1,898	2,018
Total benefits and expenses	33,672	111,292	226,909

Income (loss) from operations before
federal income taxes	3,512	(2,837)	(3,790)
Federal income tax expense (benefit)	661	897	(353)
Income (loss) from operations before net
realized losses	2,851	(3,734)	(3,437)
Net realized losses, net of capital gains tax	(377)	(51)	(20)
Net income (loss)	$2,474	$(3,785)	$(3,457)

See accompanying notes.

4

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Statements of Changes in Capital and Surplus
(Statutory Basis)

		Additional		Unassigned	Total
	Common	Paid-In	Contingency	Surplus	Capital and
	Stock	Capital	Surplus	(Deficit)	Surplus
			(In Thousands)

Balance at January 1, 2013	$2,000	$8,600	$–	$(1,037)	$9,563
Net loss	–	–	–	(3,457)	(3,457)
Change in asset valuation reserve	–	–	–	(496)	(496)
Change in net deferred income taxes	–	–	–	1,121	1,121
Contributed surplus from parent	–	25,000	–	–	25,000
Change in nonadmitted assets	–	–	–	(1,093)	(1,093)
Balance at December 31, 2013	$2,000	$33,600	$–	$(4,962)	$30,638
Net loss	–	–	–	(3,785)	(3,785)
Change in asset valuation reserve	–	–	–	(967)	(967)
Change in net deferred income taxes	–	–	–	2,116	2,116
Change in nonadmitted assets	–	–	–	(2,437)	(2,437)
Balance at December 31, 2014	2,000	33,600	–	(10,035)	25,565
Net income	–	–	–	2,474	2,474
Change in asset valuation reserve	–	–	–	(791)	(791)
Change in net deferred income taxes	–	–	–	(137)	(137)
Change in nonadmitted assets	–	–	–	161	161
Change in net unrealized capital losses, net of tax	–	–	–	(175)	(175)
Balance at December 31, 2015	$2,000	$33,600	$–	$(8,503)	$27,097

See accompanying notes.

5

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Statements of Cash Flow
(Statutory Basis)

	Year Ended December 31
	2015	2014	2013
		(In Thousands)
Operation activities
Revenues:
Premium and annuity considerations	$23,547	$97,280	$216,934
Net investment income	9,091	6,253	2,366
Other income	3,255	3,783	3,422
Benefits and expenses:
Benefits and surrenders	(43,196)	(47,099)	(29,820)
Net transfers from separate accounts	9,103	11,988	11,954
Commissions, expenses, and other deductions	(4,594)	(6,052)	(8,672)
Federal income taxes, including net tax
on capital gains	(812)	(560)	–
Net cash provided by (used in) operations	(3,606)	65,593	196,184

Investment activities
Proceeds from sales, maturities, or repayments
of investments:
Bonds	121,817	85,003	68,303
Stocks	373	–	2,081
Other invested assets	–	874	604
Other proceeds	604	729	1,425
Cost of investments acquired:
Bonds	(164,146)	(259,663)	(266,359)
Other invested assets	(503)	–	(1,380)
Other applications	(2,732)	–	(1,111)
Net (increase) decrease in policy loans	(148)	(26)	(31)
Net cash used in investment activities	(44,735)	(173,083)	(196,468)

Financing and miscellaneous activities
Cash provided:
Surplus contribution from parent	–	–	25,000
Change in funds withheld	8,758	10,318	3,015
Other cash (used) provided	(445)	682	(1,682)
Net cash provided by financing and miscellaneous activities	8,313	11,000	26,333

Decrease in cash and cash equivalents
and short-term investments	(40,028)	(96,490)	26,049
Cash and cash equivalents and short-term
investments at beginning of year	66,926	163,416	137,367
Cash and cash equivalents and short-term
investments at end of year	$26,898	$66,926	$163,416

See accompanying notes.

6

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements
(Statutory Basis)

December 31, 2015
1. Significant Accounting Policies

 Organization
First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in the States of New York and Kansas and was organized to offer insurance products in the State of New York. The Company’s business activities are concentrated in the sale of fixed annuity products and variable annuity products supported by separate account assets. The Company is a wholly owned subsidiary of Security Benefit Corporation (SBC), a holding company domiciled in the State of Kansas.
Basis of Presentation
The financial statements of the Company are presented in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services – Insurance Division (the Department).
The Department recognizes only statutory accounting practices prescribed or permitted by the State of New York in determining and reporting the financial condition and results of operations of an insurance company for purposes of determining its solvency under the New York Insurance Law.
The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of New York.
Statutory accounting practices differ from U.S. generally accepted accounting principles (GAAP). The more significant variances from GAAP are as follows:
Investments
Investments in bonds and non-redeemable preferred stock are carried at amortized cost or market value based on the NAIC designation. Equity securities are carried at market value with changes in market value charged directly to surplus. GAAP requires that such securities be classified as
7

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
1. Significant Accounting Policies (continued)
held to maturity, trading, or available for sale. Under GAAP, securities classified as held to maturity are carried at amortized cost, and securities classified as trading or available for sale are carried at fair value. Unrealized holding gains and losses are reported in income for those securities classified as trading or as a separate component of stockholder’s equity for those securities classified as available for sale.
For statutory purposes, all single-class and multi-class mortgage-backed/asset-backed securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets other than high credit quality securities are adjusted using the prospective method when there is a change in estimated future cash flow. If it is determined that a decline in fair value is other than temporary, losses are bifurcated between credit and non-credit-related impairments. Credit impairments are recognized in earnings, and non-credit-related impairments are reported as a component of equity. For high credit quality securities, the retrospective method is used when there is a change in estimated future cash flow. For statutory purposes, loan-backed and structured securities that are other-than-temporarily impaired are written down to the present value of discounted estimated future cash flows.
Valuation Reserve Liabilities
As prescribed by the NAIC, the asset valuation reserve (AVR) is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of fixed maturity securities, equity securities, mortgage loans, real estate, and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. AVR is not recognized under GAAP.
As also prescribed by the NAIC, the Company reports an interest maintenance reserve (IMR) that represents the net accumulated unamortized realized capital gains and losses attributable to changes in the general level of interest rates on sales of fixed income investments, principally bonds. Such gains or losses, net of tax, are amortized into income over the remaining period to expected maturity based on groupings of individual securities sold in five-year bands. IMR is not recognized under GAAP.
8

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
1. Significant Accounting Policies (continued)
Policy Acquisition Costs and Value of Business Acquired
The costs of acquiring successful new business are expensed when incurred, rather than being deferred and amortized as required under GAAP. Expense allowances received or paid in connection with reinsurance are recognized as income or expense when due, rather than deferred and amortized as required under GAAP. For GAAP purposes, the value of business acquired (VOBA) is amortized in a similar manner to the amortization of deferred policy acquisition costs. No amounts were recognized for statutory accounting purposes.
Nonadmitted Assets
For statutory accounting purposes, certain assets designated as nonadmitted (principally furniture, equipment, leasehold improvements, intangible assets, prepaid expenses, certain deferred income tax assets, and miscellaneous receivables over 90 days old) are excluded from the balance sheets and charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets to the extent those assets are not impaired.
Premiums and Benefits
Revenues for life and annuity policies with mortality or morbidity risk consist of the entire premium received, and benefits incurred represent the total of benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting and credited directly to an appropriate policy reserve account without recognizing premium income. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue and benefits incurred represent the excess of benefits paid over the policy account value and interest credited to the account values.
Policy Reserves
Reserves are based on statutory mortality, morbidity, and interest requirements, with consideration of future withdrawals. All annuity reserves are calculated on the prescribed reserve basis, which partially offsets the effect of immediately charging policy acquisition costs for commissions to expense. Under GAAP, annuity reserves are carried at account value plus reserves associated with guarantees provided by the Company to the contract holders.
9

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
1. Significant Accounting Policies (continued)

Reinsurance
The Company reports reinsurance receivables and prepaid reinsurance premiums as reductions of policy and contract liabilities rather than reporting such amounts as assets as required under GAAP.
Funds Withheld
The Company maintains a funds withheld reinsurance liability equal to the statutory carrying value of the assets segregated to support certain reinsurance agreements. For GAAP purposes, the funds withheld reinsurance liability contains an embedded derivative that is bifurcated and fair valued based on the change in the fair value of the underlying segregated assets.
Separate Accounts
For statutory accounting purposes, separate account surplus is created through the use of the Commissioners’ Annuity Reserve Valuation Method and is reported as an unsettled transfer from the separate account to the general account.
Deferred Income Taxes
For statutory accounting purposes, deferred income tax assets are limited to (1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent three calendar years; plus (2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the statement of admitted assets, liabilities, and surplus date or 15% of surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software, and any net positive goodwill; plus (3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities (DTLs). The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state income taxes.
10

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
1. Significant Accounting Policies (continued)
Under GAAP, state income taxes are included in the computation of deferred income taxes, a deferred tax asset (DTA) is recorded for the amount of gross DTAs expected to be realized in future years, and a valuation allowance is established for DTAs that are not realizable.
Embedded Derivatives
Embedded derivatives for statutory accounting are not bifurcated from the host instrument, whereas GAAP accounting requires the embedded derivative to be bifurcated from, accounted for, and reported separately from the host instrument.
Cash and Cash Equivalents
The statutory-basis statements of cash flow reconcile to the changes in cash and cash equivalents and short-term investments with original maturities of one year or less. Under GAAP, the statements of cash flow reconcile to changes in cash and cash equivalents, whereby cash equivalents are financial instruments with an original maturity period of 90 days or less. A reconciliation of capital and surplus at December 31, 2015, 2014, and 2013, and net income for each of the three years in the period ended December 31, 2015, between amounts presented herein and amounts stated in conformity with GAAP is as follows:
	Capital and Surplus			Net Income (Loss)
	2015	2014	2013	2015	2014	2013
			(In Thousands)

Amounts set forth herein	$27,097	$25,565	$30,638	$2,474	$(3,785)	$(3,457)
Unrealized amounts on securities:
Available for sale	(7,326)	1,197	(5,000)	–	–	–
Realized losses	–	–	–	485	207	(510)
Nonadmitted assets	4,245	4,406	1,969	–	–	–
Deferred policy acquisition costs and value of
business acquired	16,118	15,236	13,895	(45)	2,223	6,256
Annuity reserves/account values	(3,083)	(3,550)	(5,891)	(446)	2,329	(2,320)
Deferred income taxes	(1,173)	(4,256)	(765)	(66)	504	(236)
Asset valuation reserve	2,584	1,793	826	–	–	–
Interest maintenance reserve	115	–	–	21	21	8
Funds withheld	(79)	(72)	(82)	–	–	–
Other	(932)	(191)	(284)	(250)	(169)	(105)
Amounts stated in conformity with U.S. GAAP	$37,566	$40,128	$35,306	$2,173	$1,330	$(364)

11

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
1. Significant Accounting Policies (continued)
Other significant accounting policies include the following:
Investments
Investments are valued as prescribed by the NAIC. Bonds are reported principally at cost, adjusted for amortization of premiums and accrual of discounts using the effective interest method. For mortgage-backed bonds, anticipated prepayments are considered using market consensus prepayment speeds when determining the amortization of premiums and accrual of discounts. Adjustments to discounts or premiums resulting when actual prepayments differ substantially from estimates are determined using the retrospective method. Preferred stocks in good standing are carried at cost. Bonds and preferred stocks not in good standing are carried at the lower of amortized cost or fair value.
Realized capital gains and losses on sales of investments are determined using the average cost method.
For any decline in the market value of an investment that is determined to be other than temporary, the amortized cost basis of the investment is written down to the estimated fair value as of the date of the determination, except for loan-backed and structured securities where the investment is written down to its discounted expected future cash flows, and the amount of the write-down is accounted for as a realized loss.
Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.
Policy loans are stated at the aggregate unpaid balance.
The operations of the Company are subject to the risk of interest rate fluctuations to the extent that there is a difference between the amount of the Company’s interest-earning assets and interest-bearing liabilities that reprice or mature in specified periods. The Company engages in asset-liability management intended to generate an acceptable level of return relative to the levels of interest rate risk, liquidity risk and other forms of risk that exist within the Company.
12

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
1. Significant Accounting Policies (continued)

 Reserves for Annuity Policies
The reserves for annuity policies are developed by actuarial methods. Annuity reserves are computed using assumed interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than the minimum valuation required by law and greater than the guaranteed policy cash values.
For variable annuity contracts, the 1994 MGDB mortality table has been used principally (2012 IAR for 2015 issues), and interest assumptions range from 3.5% to 5.5%. For fixed annuity contracts, the 2000 Annuity Table has been used principally (2012 IAR for 2015 issues), and interest assumptions range from 3.50% to 4.25%.
Recognition of Revenues
Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest contracts are recorded as deposits, with revenues consisting of policy charges for the cost of insurance, policy administrative charges, and surrender charges against account balances during the period.
Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Separate Accounts
The separate accounts are established in conformity with New York insurance laws and are not chargeable with liabilities arising out of any other business of the Company. Premiums designated for investment in the separate accounts are included in revenues with corresponding
13

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
1. Significant Accounting Policies (continued)
liability increases included in benefits. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings held primarily for the benefit of contract holders, are shown as separate captions in the balance sheets. Assets held in the separate accounts are carried at quoted market values or, where quoted market values are not available, at fair market value. The Company receives administrative and risk fees relating to amounts invested in the separate accounts.
Use of Estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant estimates and assumptions include the valuation of investments, determination of OTTI of investments, calculation of liabilities for future policy benefits, the calculation of income taxes, and the recognition of DTAs and DTLs. Actual results could differ from those estimates.
14

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
2. Investments
The carrying value, gross unrealized gains and losses, and fair value of investments in bonds and equity securities at December 31, 2015 and 2014, are summarized as follows:

		December 31, 2015
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Amount	Gains	Losses	Value
	(In Thousands)
Bonds:
U.S. Treasury securities and
obligations
of U.S. government coporations
and agencies	$11,291	$42	$209	$11,124
Obligations of government-sponsored
enterprises	37,368	343	441	37,270
Corporate	216,487	2,234	6,566	212,155
Foreign governments	1,419	1	–	1,420
Municipal governments	35,157	1,650	125	36,682
Commercial mortgage-backed	44,873	488	227	45,134
Residential mortgage-backed	19,709	133	685	19,157
Collateralized debt obligations	10,426	59	120	10,365
Other debt obligations	139,591	508	3,026	137,073
Total bonds	$516,321	$5,458	$11,399	$510,380

15

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments (continued)
	December 31, 2014
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Amount	Gains	Losses	Value
		(In Thousands)
Bonds:
U.S. Treasury securities and
obligations
of U.S. government coporations
and agencies	$38,194	$95	$251	$38,038
Obligations of government-
sponsored enterprises	56,404	802	675	56,531
Corporate	223,006	3,718	1,169	225,555
Foreign governments	1,432	46	–	1,478
Municipal governments	28,945	1,432	25	30,352
Commercial mortgage-backed	23,145	672	21	23,796
Residential mortgage-backed	21,109	337	327	21,119
Collateralized debt obligations	3,409	78	2	3,485
Other debt obligations	77,288	1,111	256	78,143
Total bonds	$472,932	$8,291	$2,726	$478,497

Preferred stocks:
Financial	$373	$6	$–	$379
Total preferred stocks	$373	$6	$–	$379

The carrying amount and fair value of bonds at December 31, 2015, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.
	Carrying	Fair
	Amount	Value
	(In Thousands)

Due in one year or less	$913	$918
Due after one year through five years	127,607	125,012
Due after five years through ten years	52,457	53,633
Due after ten years	83,377	81,818
Mortgage-backed securities and other asset-backed securities	251,967	248,999
	$516,321	$510,380

16

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
2. Investments (continued)
For bonds with unrealized losses as of December 31, 2015 and 2014, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:
			December 31, 2015
			Greater Than or Equal
	Less Than 12 Months		to 12 Months		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
			(In Thousands)
Bonds:
U.S. Treasury securities and obligations
of U.S. government coporations
and agencies	$–	$–	$6,378	$209	$6,378	$209
Obligations of government-sponsored
enterprises	3,380	37	14,578	404	17,958	441
Corporate	75,756	5,299	61,505	1,267	137,261	6,566
Municipal governments	3,234	111	1,813	14	5,047	125
Commercial mortgage-backed	27,105	200	1,753	27	28,858	227
Residential mortgage-backed	6,232	102	8,903	583	15,135	685
Collateralized debt obligations	8,633	116	496	4	9,129	120
Other debt obligations	79,290	2,540	25,667	486	104,957	3,026
Total bonds	$203,630	$8,405	$121,093	$2,994	$324,723	$11,399

Number of securities with unrealized losses		276		131		407
Percent investment grade
(NAIC investment grade 1 and 2)		84%		96%		88%

17

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
2. Investments (continued)

	December 31, 2014
			Greater Than or Equal
	Less Than 12 Months		to 12 Months		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
			(In Thousands)
Bonds:
U.S. Treasury securities and obligations
of U.S. government coporations
and agencies	$8,660	$13	$9,183	$238	$17,843	$251
Obligations of government-sponsored
enterprises	8,077	19	13,139	656	21,216	675
Corporate	69,308	564	21,658	605	90,966	1,169
Municipal governments	2,400	17	917	8	3,317	25
Commercial mortgage-backed	–	–	2,487	21	2,487	21
Residential mortgage-backed	3,348	75	8,011	252	11,359	327
Collateralized debt obligations	498	2	–	–	498	2
Other debt obligations	28,958	227	3,342	29	32,300	256
Total bonds	$121,249	$917	$58,737	$1,809	$179,986	$2,726

Number of securities with unrealized losses		107		91		198
Percent investment grade
(NAIC investment grade 1 and 2)		92%		96%		94%

The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired. At present, the Company cannot ascertain the duration of the current market conditions and the resulting impact on such positions, but believes these losses to be temporary.
The Company closely monitors those securities where impairment concerns may exist. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the length of time the fair value has been below amortized cost; (2) the issuer’s financial position and access to capital; including the current and future impact of any specific events; and (3) the Company’s intent to sell the security or if it is more likely than not that the Company will be required to sell the security before recovery of the amortized cost. In the evaluation of the potential impairment of asset-backed securities, several additional factors are taken into account,
18

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
2. Investments (continued)
including cash flow, collateral sufficiency, liquidity, and economic conditions. To the extent that the Company determines that a security is deemed other-than-temporarily impaired, the difference between amortized cost and fair value, or for loan-backed and structured securities, the difference between amortized cost and discounted expected future cash flows, is charged to net income.
The Company has no currently held investments in loan-backed and structured securities with a recognized OTTI based on its intent to sell the security or inability of the Company to retain the investment for a period of time sufficient to recover the amortized cost basis of the investment.
The loan-backed and structured securities currently held by the Company with a recognized OTTI, are as follows:

						Date of
	Amortized Cost	Present Value of				Financial
	Prior to Current	Projected Cash	Recognized	Amortized Cost	Fair Value at	Statement When
CUSIP	OTTI	Flows	OTTI	After OTTI	Time of OTTI	Reported
(In Thousands)

80629QAA3	$760	$313	$(447)	$313	$313	6/30/2015
80629QAA3	$313	$156	$(157)	$156	$149	12/31/2015

As of December 31, 2014, the Company held no investments with a recognized other-than-temporary impairment (OTTI).
Impaired loan-backed and structured securities (those whose fair value is less than cost or amortized cost) currently held by the Company, for which an OTTI has not been recognized in earnings as a realized loss, aggregated by length of time that the individual securities have been in a continuous unrealized loss position, are as follows as of December 31, 2015:
	Unrealized	Fair
	Loss	Value
	(In Thousands)

Continuous unrealized loss for less than 12 months	$3,874 $	159,036
Continuous unrealized loss for greater than or equal
to 12 months	909	21,605

19

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
2. Investments (continued)
Major categories of net investment income for the years ended December 31, 2015, 2014, and 2013, are summarized as follows:

	2015	2014	2013
		(In Thousands)

Interest on bonds	$19,307	$16,349	$10,292
Dividends on equity securities	23	27	23
Other	13	7	8
Total investment income	19,343	16,383	10,323

Less:
Investment expenses	(702)	(762)	(329)
Ceded to reinsurer	(7,279)	(7,114)	(6,505)
Net investment income	$11,362	$8,507	$3,489

Proceeds from sales of bonds and related realized gains and losses for the years ended December 31, 2015, 2014, and 2013, are as follows:

	2015	2014	2013
		(In Thousands)

Proceeds from sales	$54,785	36,226	51,018
Gross realized gains	1,165	722	459

Gross realized losses	(1,202)	(445)	(883)

2. Investments (continued)
Realized gains net of amounts transferred to the interest maintenance reserve, net of applicable taxes, for the years ended December 31, 2015, 2014 and 2013, consist of the following:
20

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)

	2015	2014	2013
	(In Thousands)

Bonds	$(37)$	277	$(424)
Equity securities	–	–	(48)
Other invested assets	–	–	(5)
Total realized gains (losses), net	(37)	277	(477)

Income tax expense	(212)	(126)	158
Net ceded reinsurance gains	145	(121)	(53)
Transferred to the interest maintenance reserve,
net of tax	(273)	(81)	352
Net realized losses	$(377)$	(51)	$(20)

Restricted assets, including pledged assets at December 31, 2015, consist of the following (in thousands):
		GA
		Supporting							Total		Admitted
	Total	Separate		SA Assets		Total			Current-	Gross	Restricted
	General	Account	Total SA	Supporting		From			Year	Restricted	to Total
	Account	(SA)	Restricted	GA		Prior	Increase/		Admitted	to Total	Admitted
	(GA)	Activity	Assets	Activity	Total	Year	(Decrease)		Restricted	Assets	Assets
					(In Thousands)
On deposit with
states	$580	$–	$–	$–	$580	$581	$(1	)$	580	0.08%	0.08%
Pledged as collateral
not captured in
other categories	3,167	–	–	–	3,167	9,195	(6,028)		3,167	0.46%	0.46%
Total restricted
assets	$3,747	$–	$–	$–	$3,747	$9,776	$(6,029	)$	3,747	0.54%	0.54%

2. Investments (continued)
Detail of assets pledged as collateral not captured in other categories at December 31, 2015, consists of the following (in thousands):
21

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
								Total		Admitted
	Total	GA		SA Assets				Current-	Gross	Restricted
	General	Supporting	Total SA	Supporting				Year	Restricted	to Total
	Account	SA	Restricted	GA		Total From	Increase/	Admitted	to Total	Admitted
	(GA)	Activity	Assets	Activity	Total	Prior Year	(Decrease)	Restricted	Assets	Assets
(In Thousands)

Cash and bonds
related to
reinsurance
agreements	$ 3,167	$ -	$ -	$ -	$ 3,167	$ 9,195	$ (6,028)	$ 3,167	0.46%	0.46%
Total	$ 3,167	$ -	$ -	$ -	$ 3,167	$ 9,195	$ (6,028)	$ 3,167	0.46%	0.46%

3. Separate Account Transactions
The Company’s separate accounts are established in conformity with New York Insurance Law Section 4240. Under applicable insurance law, the assets and liabilities of the separate accounts are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the separate account assets applicable to variable annuity contracts held in the separate accounts are not chargeable with liabilities arising out of any other business the Company may conduct.
The Company has separate accounts considered legally insulated from the general account of $129.8 million and $141.7 million as of December 31, 2015 and 2014, respectively.
The separate accounts held by the Company relate primarily to individual variable annuity contracts of a non-guaranteed return nature. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The variable annuity contracts generally provide an incidental death benefit, and some contracts may have a guaranteed minimum living benefit. The minimum death benefit and living benefit reserves are recorded in the Company’s general account. The assets and liabilities of these separate accounts are carried at market value. The maximum guarantee the Company’s general account would provide to its separate account as of December 31, 2015 and 2014, is $1.8 million and $1.5 million, respectively.
3. Separate Account Transactions (continued)
Benefit payments by the general account for those guaranteed liabilities of the separate account for the last five years are as follows (in thousands):
22

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
2015	$2
2014	32
2013	58
2012	31
2011	41

To compensate the general account for the risks taken, the separate account for the last five years paid risk charges to the general account of (in thousands):
2015	$170
2014	217
2013	244
2012	261
2011	300

23

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
3. Separate Account Transactions (continued)
Information regarding the separate accounts by risk-based capital (RBC) groupings is as follows:

		December 31, 2015
	Non-Indexed	Non-Indexed	Non-
	Guarantee	Guarantee	Guaranteed
	Less Than or	More Than	Separate
	Equal to 4%	4%	Accounts	Total
		(In Thousands)

Premium	$–	$–	$16,503	$16,503

Reserves for accounts with assets at:
Fair value	$–	$–	$129,023	$129,023
Amortized cost	–	–	–	–
Total	$–	$–	$129,023	$129,023

Reserves for accounts by withdrawal
characteristics:
Discretionary withdrawal at fair value	$–	$–	$128,512	$128,512
Not subject to discretionary
withdrawal	–	–	511	511
Total	$–	$–	$129,023	$129,023

24

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)

3. Separate Account Transactions (continued)

		December 31, 2014
	Non-Indexed
	Guarantee Less	Non-Indexed	Non- Guaranteed
	Than or Equal to	Guarantee More	Separate
	4%	Than 4%	Accounts	Total
		(In Thousands)

Premium	$–	$–	$16,595	$16,595

Reserves for accounts with assets at:
Fair value	$–	$–	$140,763	$140,763
Amortized cost	–	–	–	–
Total	$–	$–	$140,763	$140,763

Reserves for accounts by withdrawal
characteristics:
Discretionary withdrawal at fair value	$–	$–	$140,187	$140,187
Not subject to discretionary
withdrawal	–	–	576	576
Total	$–	$–	$140,763	$140,763

25

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
3. Separate Account Transactions (continued)
A reconciliation of the summary of operations of the Company’s separate accounts to the net transfers as recorded in the general account is as follows for the years ended December 31:

	2015	2014	2013
		(In Thousands)

Transfers as reported in the separate accounts:
Transfers to separate accounts	$16,503	$16,595 $	12,281
Transfers from separate accounts	(25,000)	(27,357)	(22,368)
Net transfers as reported in the
separate accounts	(8,497)	(10,762)	(10,087)

Reconciling adjustments:
Fee withdrawals	(458)	(671)	(825)
Other	12	(33)	(181)
Net transfers as reported in the general
account as a decrease in reserves and funds for all
policies	$(8,943)	$(11,466)$	(11,093)

4. Related-Party Transactions
Certain administrative, distribution, actuarial, and accounting functions of the Company are handled by the Company’s affiliated parties. During the years ended December 31, 2015, 2014, and 2013, the Company paid a total of $1,278,000, $827,000, and $692,000, respectively, for these services, which are included in other insurance operating expenses in the statements of operations.
During the years ended December 31, 2015, 2014 and 2013, the Company paid $271,000, $243,000 and $168,000, respectively, in commissions to an affiliated company for sales of its variable annuity products.
During the years ended December 31, 2015, 2014, and 2013, the Company received $95,000, $81,000, and $78,000, respectively, from related parties for administrative services. These fees are included in other income in the statements of operations.
26

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
4. Related-Party Transactions (continued)
During the years ended December 31, 2015, 2014, and 2013, the Company received $146,000, $225,000, and $232,000, respectively, from related parties for administrative services provided in connection with its variable annuities. These revenues are included in other income in the statements of operations.
The Company has contracted with Guggenheim Partners Investment Management, LLC (GPIM), a related party, to perform investment advisory services. During the years ended December 31, 2015, 2014, and 2013, the Company paid fees of $567,000, $656,000, and $294,000, respectively, for the services performed. These fees are included in net investment income in the statements of operations.
The Company recorded receivables from its parent and related parties in the amounts of $551,000 and $0 and payables of $412,000 and $168,000 in the balance sheets at December 31, 2015 and 2014, respectively, for normal business transactions that are settled on a current basis.
5. Reinsurance
The Company assumes and cedes reinsurance with other companies to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks, and provide additional capacity for growth.
Principal reinsurance assumed transactions are summarized as follows for the years ended December 31:

	2015	2014	2013
		(In Thousands)
Reinsurance assumed:
Premiums	$210	$547	$205
Commissions	$–	$–	$–
Claims	$–	$–	$–
Surrenders	$114	$435	$624

27

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
5. Reinsurance (continued)
Principal reinsurance ceded transactions are summarized as follows for the years ended December 31:

	2015	2014	2013
		(In Thousands)
Reinsurance ceded:
Premiums	$20,008	$20,236	$17,867
Commissions	$957	$1,094	$717
Claims	$–	$–	$2
Surrenders	$16,870	$15,950	$21,735

As of December 31, 2015 and 2014, the value of the Company’s funds withheld under an indemnity retrocession agreement with Guggenheim Life and Annuity Company (GLAC), a related party, was $175.0 million and $166.4 million, respectively. These amounts are included in the funds withheld reinsurance liability on the balance sheets.
The value of the Company’s individual life insurance and living benefit riders are reinsured 100% with Security Benefit Life Insurance Company (SBL). As of December 31, 2015 and 2014, the funds withheld associated with this reinsurance agreement was $1,070,000 and $956,000, respectively.
In the accompanying financial statements, premiums, benefits, settlement expenses, and policy liabilities and accruals are reported net of reinsurance ceded. Accordingly, policy reserves have been shown net of reinsurance credits of $168.9 million and $166.7 million at December 31, 2015 and 2014, respectively. Life insurance in-force ceded at December 31, 2015 and 2014, was $143,000 and $155,000, respectively.
The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers, and requires collateralization of balances where allowable by contract.
28

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
6. Insurance Liabilities
The liability for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2015 and 2014, was $78,000 and $59,000, respectively. The Company’s GMDB reserves are calculated following the assumptions and methodologies prescribed by Actuarial Guideline (AG) 43.
The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

		2015			2014
			Weighted-			Weighted-
	Account	Net Amount	Average	Account	Net Amount	Average
	Value	at Risk	Attained Age	Value	at Risk	Attained Age
			(Dollars in Thousands)

Return of premium	$64,416	$739	67	$72,823	$465	67
Step-up	53,291	1,976	67	59,719	1,497	67
Total GMDB	$117,707	$2,715	67	$132,542	$1,962	67

The Company previously offered guaranteed living benefits associated with variable annuity contracts, such as guaranteed minimum income benefits (GMIBs) and guaranteed minimum withdrawal benefits (GMWBs). The Company holds reserves for the guaranteed living benefits equal to the guaranteed living benefit reserve from AG 43. The reserve for the guaranteed living benefits on variable annuity contracts reflected in the general account, which was fully ceded to SBL, as of December 31, 2015 and 2014, was $968,000 and $851,000, respectively.
7. Income Taxes
For the years ended December 31, 2015, 2014, and 2013, the Company filed separate federal and state income tax returns. As of January 1, 2016, the Company will be included in a consolidated Non-Life/Life federal income tax return filed by SBC. The Company is no longer subject to U.S. federal and state examinations by tax authorities for years before 2012. The Internal Revenue Service (IRS) is not currently examining any of the Company’s federal tax returns.
29

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
7. Income Taxes (continued)
The provision for income taxes includes current federal income tax expense or benefit. Deferred income taxes due to temporary differences between the financial reporting and income tax bases of assets and liabilities are reflected as a change to capital and surplus, subject to limitations. Such deferred taxes relate principally to reserves and deferred policy acquisition costs.
The application of SSAP No. 101, Income Taxes requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including the following: (1) the nature of the DTAs and DTLs; (2) whether they are ordinary or capital; (3) the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the DTAs; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the DTA will be realized. The Company has not recorded a valuation allowance as of December 31, 2015, 2014, and 2013, respectively.
The Company recorded net DTAs of $1.2 million and $1.3 million as of December 31, 2015 and 2014, respectively. The main components of the DTAs are as follows:

		December 31, 2015
	Ordinary	Capital	Total
		(In Thousands)

a. Gross deferred tax assets	$5,074	$531	$5,605
b. Statutory valuation allowance	–	–	–
c. Adjusted gross deferred tax asset (a-b)	5,074	531	5,605
d. Deferred tax liabilities	138	–	138
e. Subtotal - net deferred tax asset (c-d)	4,936	531	5,467
f. Deferred tax nonadmitted	3,921	317	4,238
g. Net admitted deferred tax assets (e-f)	$1,015	$214	$1,229

30

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)

	December 31, 2014
	Ordinary	Capital	Total
		(In Thousands)

a. Gross deferred tax assets	$5,295	$327	$5,622
b. Statutory valuation allowance	–	–	–
c. Adjusted gross deferred tax asset (a-b)	5,295	327	5,622
d. Deferred tax liabilities	112	–	112
e. Subtotal - net deferred tax asset (c-d)	5,183	327	5,510
f. Deferred tax nonadmitted	4,184	–	4,184
g. Net admitted deferred tax assets (e-f)	$999	$327	$1,326

	Change between December 31, 2015 and 2014
	Ordinary	Capital	Total
		(In Thousands)

a. Gross deferred tax assets	$(221)	$204	$(17)
b. Statutory valuation allowance	–	–	–
c. Adjusted gross deferred tax asset (a-b)	(221)	204	(17)
d. Deferred tax liabilities	26	–	26
e. Subtotal - net deferred tax asset (c-d)	(247)	204	(43)
f. Deferred tax nonadmitted	(263)	317	54
g. Net admitted deferred tax assets (e-f)	$16	$(113)	$(97)

31

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
7. Income Taxes (continued)
During 2015 and 2014, the Company met the necessary RBC levels to be able to admit the increased amount of DTAs under SSAP No. 101. The amount of each component of the calculation by tax character is as follows:

	December 31, 2015
	Ordinary	Capital	Total
		(In Thousands)

a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$1,015	$214	$1,229
b. Adjusted gross DTAs expected to be realized
(excluding the amount of DTAs from (a) above)
after application of the threshold limitation	–	–	–
1. Adjusted gross DTAs expected to be realized
following the balance sheet date	–	–	–
2. Adjusted gross DTAs allowed per
limitation threshold	xxxx	xxxx	4,268
c. Adjusted gross DTAs (excluding the amount of
DTAs from (a) and (b) above) offset by
gross DTLs	138	–	138
d. DTAs admitted as a result of SSAP No. 101	$1,153	$214	$1,367

32

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)

	December 31, 2014
	Ordinary	Capital	Total
		(In Thousands)

a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$836	$126	$962
b. Adjusted gross DTAs expected to be realized
(excluding the amount of DTAs from (a) above)
after application of the threshold limitation	163	201	364
1. Adjusted gross DTAs expected to be realized
following the balance sheet date	163	201	364
2. Adjusted gross DTAs allowed per
limitation threshold	xxxx	xxxx	3,905
c. Adjusted gross DTAs (excluding the amount of
DTAs from (a) and (b) above) offset by
gross DTLs	112	–	112
d. DTAs admitted as a result of SSAP No. 101	$1,111	$327	$1,438

	Change Between December 31,
		2015 and 2014
	Ordinary	Capital	Total
		(In Thousands)

a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$179	$88	$267
b. Adjusted gross DTAs expected to be realized
(excluding the amount of DTAs from (a) above)
after application of the threshold limitation	(163)	(201)	(364)
1. Adjusted gross DTAs expected to be realized
following the balance sheet date	(163)	(201)	(364)
2. Adjusted gross DTAs allowed per
limitation threshold	xxxx	xxxx	363
c. Adjusted gross DTAs (excluding the amount of
DTAs from (a) and (b) above) offset by
gross DTLs	26	–	26
d. DTAs admitted as a result of SSAP No. 101	$42	$(113)	$(71)

33

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)

	December
	2015	2014
	(In Thousands)

Ratio percentage used to determine recovery period and	689%	702%
threshold limitation amount
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation	$28,452	$26,033

The Company has no DTLs that have not been recognized.
The Company’s tax planning strategies include the use of reinsurance.
The impact of tax planning strategies is as follows:

	December 31, 2015
	Ordinary	Capital	Total

a. Adjusted gross DTAs (% of total adjusted
gross DTAs)	0.00%	100%	17.39%
b. Net admitted adjusted gross DTAs (% of total net
admitted adjusted gross DTAs)	0.00%	100%	17.39%

	December 31, 2014
	Ordinary	Capital	Total

a. Adjusted gross DTAs (% of total adjusted
gross DTAs)	2.75%	100%	27.48%
b. Net admitted adjusted gross DTAs (% of total net
admitted adjusted gross DTAs)	2.75%	100%	27.48%

34

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)

	Change Between December 31, 2015 and 2014
	Ordinary	Capital	Total
		(In Thousands)

a. Adjusted gross DTAs (% of total adjusted
gross DTAs)	2.75%	0.00%	10.09%
b. Net admitted adjusted gross DTAs (% of total net
admitted adjusted gross DTAs)	2.75%	0.00%	10.09%

Current income taxes incurred and deferred income taxes consist of the following major components as of December 31:

	2015	2014	Change
		(In Thousands)
1. Current income tax:
a. Federal	$734	$836	$(102)
b. Federal income tax on capital gains	212	126	$86
c. Other	(73)	61	$(134)
d. Federal income taxes incurred	$873	$1,023	$(150)

	2014	2013	Change
		(In Thousands)
1. Current income tax:
a. Federal	$836	$(337)	$1,173
b. Federal income tax on capital gains	126	(158)	$284
c. Other	61	(16)	$77
d. Federal income taxes incurred	$1,023	$(511)	$1,534

35

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
7. Income Taxes (continued)

	2015	2014	Change
		(In Thousands)
2. Deferred tax assets:
a. Ordinary:
1. Deferred policy acquisition costs	$2,038	$2,253	$(215)
2. Net operating loss	–	–	–
3. Policy reserves	3,034	3,040	(6)
4. Other (includes items less than 5% of
ordinary tax assets)	2	2	–
Subtotal	5,074	5,295	(221)

b. Statutory valuation allowance
adjustment	–	–	–
c. Nonadmitted	3,921	4,184	(263)
d. Admitted ordinary deferred tax asset	1,153	1,111	42

e. Capital:
1. Investments	531	–	531
2. Net capital loss carryforward	–	327	(327)
3. Other (includes items less than 5% of
ordinary tax assets)	–	–	–
Subtotal	531	327	204

f. Statutory valuation allowance
adjustment	–	–	–
g. Nonadmitted	317	–	317
h. Admitted capital deferred tax asset	214	327	(113)

i. Admitted deferred tax assets	1,367	1,438	(71)

36

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)

	2015	2014	Change
		(In Thousands)
3. Deferred tax liabilities:
a. Ordinary:
1. Investments	$117	$73	$44
2. Policyholder reserves	21	27	(6)
3. Other (includes items less than 5% of
ordinary tax assets)	-	12	(12)
Subtotal	138	112	26

b. Capital:
1. Investments	–	–	–
2. Other (includes items less than 5% of
ordinary tax assets)	–	–	–
Subtotal	–	–	–

c. Deferred tax liabilities	138	112	26

4. Net deferred tax assets/liabilities	$1,229	$1,326	$(97)

37

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
7. Income Taxes (continued)
The most significant book to tax adjustments for the years ended December 31, 2015, 2014, and 2013, were as follows:
	2015		2014		2013
		Effective Tax		Effective Tax		Effective Tax
	Amount	Rate	Amount	Rate	Amount	Rate
		(In Thousands)

Provision computed at statutory rate	$1,267	35.0%	$(938)	35.0%	$(1,510)	35.0%
Nondeductible expenses	14	0.4%	2	(0.1)	1	–
Dividend received deduction	(160)	(4.4)	(174)	6.5%	(111)	2.6%
Tax exempt interest	(64)	(1.8)	–	–	–	–
Interest maintenance reserves	7	0.2%	7	(0.3)	–	–
Prior year return to provision - permanent	–	–	–	–	(15)	(0.3)
Unrealized gain/loss	(94)	(2.6)	–	–	–	–
Other adjustments	(54)	(1.5)	10	(0.4)	3	(0.1)
Total statutory income taxes	$916	25.3%	$(1,093)	40.7%	$(1,632)	37.8%

Federal income taxes incurred	$873	24.1%	$1,023	(38.2)%	$(511)	11.8%
Change in net deferred income taxes	137	3.8%	(2,116)	78.9	(1,121)	26.0%
Deferred taxes on unrealized losses	(94)	(2.6)	–	–	–	–
Total statutory income taxes	$916	25.3%$	(1,093)	40.7%	$(1,632)	37.8%

At December 31, 2015, there was a state net operating loss (NOL) of $340,000 that will expire in 2028.
The Company recognizes interest and penalties accrued related to the unrecognized tax benefits in interest expense. The Company did not have any interest and penalties recorded for the years ended December 31, 2015, 2014, and 2013.
The Company did not record any tax contingencies as of December 31, 2015 and 2014.
38

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information
In accordance with SSAP No. 100, Fair Value Measurements, the Company groups its financial assets and liabilities measured at fair value into three levels based on the inputs and assumptions used to determine the fair value. These levels are as follows:
Level 1 – Valuations are based on unadjusted quoted prices for identical instruments traded in active markets. Level 1 assets include short-term investments and separate account assets.
Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market. Level 2 assets include collateralized debt obligations that are model-priced by venders using inputs that are observable or derived principally from or corroborated by observable market data.
Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of discounted cash flow models and spread-based models and similar techniques using the best information available in the circumstances.
Determination of Fair Value
Under SSAP No. 100, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements in accordance with the fair value hierarchy in SSAP No. 100.
39

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information (continued)
Assets and Liabilities Measured and Reported at Fair Value
Bonds
Bonds include asset-backed securities. For bonds not actively traded, the Company’s top priority is to obtain fair values from independent pricing services. The Company has regular interactions with its investment advisors to understand the pricing methodologies used and to confirm observable inputs are utilized to price. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry, and economic events. Bonds with fair values obtained from pricing services, applicable market indices, or internal models with substantially all observable inputs are included in Level 2. The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information if the Company is not able to utilize Level 1 or 2 sources. These assets are included in Level 3.
Short-Term Investments
Short-term investments include exempt money market accounts. Assets based on quoted market prices are included in Level 1.
Separate Account Assets
Fair value of equity securities within the separate accounts is determined using quoted prices in active markets for identical assets and is reflected in Level 1.
40

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information (continued)
The following tables present assets measured and reported at fair value for the year ended December 31, 2015 and 2014 as follows:

		December 31, 2015
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
		(In Thousands)

Bonds - Asset-Backed	$1,887	$–	$148	$1,739
Short-term investments	18,566	18,566	–	–
Separate account assets	129,802	129,802	–	–
Total assets	$150,255	$148,368	$148	$1,739

		December 31, 2014
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
		(In Thousands)

Short-term investments	$56,808	$56,808	$–	$–
Separate account assets	141,699	141,699	–	–
Total assets	$198,507	$198,507	$–	$–

41

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information (continued)
The changes for all Level 3 assets and liabilities measured and reported at fair value using significant unobservable inputs for the year ended December 31, 2015, is as follows:
Change in
Unrealized
		Total					Gains
		Realized/Unrealized		Purchases,			(Losses) in
	Balance at	Gains and Losses		Issuances,		Balance at	Net Income
	January 1,	Net	Included in	Sales, and		December	for positions
	2015	Income(1)	Surplus	Settlements	Transfers	31, 2015	Still Held
(In Thousands)
Assets:
Bonds:
Asset-backed:	$-	$-	$(261)	$2,000	$ -	$1,739	$-
Total assets	$-	$-	$(261)	$2,000	$ -	$1,739	$-

(1) Realized gains (losses) are generally reported in net realized gains (losses) in the statement of operations.
The separation of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2015, is as follows:

	Purchases	Issuances	Sales	Settlements	Total
			(In Thousands)

Assets:
Bonds:
Asset-backed:	$2,000	$-	$-	$-	$2,000
Total assets	$2,000	$-	$-	$-	$2,000

The Company did not have any transfers into or out of Levels 1, 2, and 3 for the years ended December 31, 2015 and 2014. The transfers between levels are determined as of the end of the year for which the transfer was completed.
42

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information (continued)
The Company has a level 3 security for which the fair value of $1.7 million at December 31, 2015 and $0 at December 31, 2014 was based on a non-binding broker quote. The Company did not have any level 3 assets or liabilities measured and reported at fair value at December 31, 2014.
SSAP No. 100 requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company’s balance sheet, for which it is practicable to estimate that value.
SSAP No. 100 excludes certain insurance liabilities and nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company’s business or financial condition based on the fair value information presented herein.
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments not measured at fair value but for which fair value is disclosed:
Bonds – Bonds include fixed maturity securities and asset-backed securities. For fixed maturities not actively traded, the Company’s top priority is to obtain fair values from independent pricing services. The Company has regular interactions with its investment advisors to understand the pricing methodologies used and to confirm observable inputs are utilized to price. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry, and economic events. Fixed maturities with fair values obtained from pricing services, applicable market indices, or internal models with substantially all observable inputs. These
43

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information (continued)
assets are included in Level 2. The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information if the Company is not able to utilize Level 1 or 2 sources. These assets are included in Level 3.
The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information if the Company is not able to utilize Level 1 or 2 sources. These assets are included in Level 3 and can include fixed maturities across all categories.
Preferred stock – Fair values of preferred stock are determined using quoted prices in active markets for identical assets when available, which are included in Level 1. When quoted prices are not available, the Company utilizes internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices; therefore, the assets are included in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporates significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.
Policy loans – Fair values for policy loans are estimated using discounted cash flow analysis based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. These assets are included in Level 3.
Other invested assets – Other invested assets include surplus notes. The fair value of these instruments is based on the methodology described above for bonds.
Investment income due and accrued – The Company believes there is minimal risk of material changes in both credit of the issuer and interest rates such that the carrying value of investment income due and accrued approximates fair value. Generally, investment income due and accrued is classified as Level 2.
44

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information (continued)
Investment-type insurance contracts – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analysis based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the balance sheets. Insurance contracts include insurance, annuity, and other policy contracts that involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed. These liabilities are included in Level 3.
Separate account liabilities – The fair values of the separate account liabilities are estimated based on the fair value of the related separate account assets, as these are considered to be pass-through contracts. As the applicable separate account assets are already reflected at fair value, any adjustments to the fair value of the block are assumed adjustments to the separate account liabilities. These liabilities are included in Level 1.
The following table provides the carrying amount, estimated fair value, and level within the fair value hierarchy of the Company’s financial instruments:
		December 31, 2015
			Fair Value Hierarchy Level
	Carring
	Amount	Fair Value	Level 1	Level 2	Level 3
			(In Thousands)

Assets (liabilities)
Bonds	$516,321	$510,380	$–	$483,208	$27,172
Policy loans	273	274	–	–	274
Cash and cash equivalents	8,332	8,332	8,332	–	–
Other invested assets	5,293	5,793	–	5,266	527
Investment income due and				–
accrued	3,431	3,431	–	3,431	–
Investment type insurance
contracts	(331,151)	(317,662)	–	–	(317,662)
Separate account liabilities	(129,802)	(129,802)	(129,802)	–	–

45

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)

8. Fair Value Information (continued)

		December 31, 2014
			Fair Value Hierarchy Level
	Carring
	Amount	Fair Value	Level 1	Level 2	Level 3
			(In Thousands)

Assets (liabilities)
Bonds	$472,932	$478,497	$–	$442,921	$35,576
Preferred stocks	373	379	–	379	–
Policy loans	125	126	–	–	126
Cash and cash equivalents	10,118	10,118	10,118	–	–
Other invested assets	4,755	5,614	–	5,085	529
Investment income due and
accrued	2,794	2,794	–	2,794	–
Investment type insurance
contracts	(335,454)	(319,573)	–	–	(319,573)
Separate account liabilities	(141,699)	(141,699)	(141,699)	–	–

46

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
9. Annuity and Deposit Liabilities
The withdrawal characteristics of the liability for future policy benefits for annuities and supplementary contracts and deposits were as follows:
		December 31, 2015
	General	Separate
	Account	Account	Total	Percentage
		(Dollars in Thousands)

Subject to discretionary withdrawal:
At book value, less current
surrender charge of 5% or more	$218,044	$–	$218,044	34%
At fair value	–	128,512	128,512	20%
Total with adjustment	218,044	128,512	346,556	54%

At fair value with minimum or no
charge or adjustment	284,479	–	284,479	44%
Additional actuarial reserve for
Asset/liability analysis	7,500	–	7,500	1%
Not subject to discretionary
withdrawal	7,360	511	7,871	1%
Subtotal	517,383	129,023	646,406	100%
Less resinsurance ceded	169,872	–	169,872
Totals (net of reinsurance)	$347,511	$129,023	$476,534

47

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
9. Annuity and Deposit Liabilities (continued)

		December 31, 2014
	General	Separate
	Account	Account	Total	Percentage
		(Dollars in Thousands)

Subject to discretionary withdrawal:
At book value, less current
surrender charge of 5% or more	$331,826	$–	$331,826	51%
At fair value	–	140,187	140,187	21%
Total with adjustment	331,826	140,187	472,013	72%

At fair value with minimum or no
charge or adjustment	173,130	–	173,130	26%
Additional actuarial reserve for
Asset/liability analysis	7,500	–	7,500	1%
Not subject to discretionary
withdrawal	5,436	576	6,012	1%
Subtotal	517,892	140,763	658,655	100%
Less resinsurance ceded	166,586	–	166,586
Totals (net of reinsurance)	$351,306	$140,763	$492,069

A reconciliation of total annuity actuarial reserves liabilities is as follows as of December 31:
	2015	2014
	(In Thousands)

Life and Accident and Health Annual Statement:
Annuity reserves, total net	$347,511	$351,306

Separate Accounts Annual Statement:
Annuities (excluding supplementary statements)	129,023	140,763
Total annuity actuarial reserves and deposit fund liabilties	$476,534	$492,069

48

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
9. Annuity and Deposit Liabilities (continued)
The Company completed an asset adequacy analysis of the statutory reserves for fixed and variable deferred annuities. This analysis was accomplished by running the standard seven deterministic scenarios and an additional 100 stochastic equity and interest rate scenarios in the cash flow testing model. As a result of the requirements specified in the Department’s Special Considerations Letter, an additional Cash Flow Testing reserve was established as of December 31, 2014. This additional reserve totaled $7.5 million above the formulaic reserves. There were no changes to this reserve in 2015. With the additional reserves included in the Cash Flow Testing model, the ending present value of the market value of surplus for 2015 was positive for all seven of the standard deterministic scenarios and for all 7 of the standard scenarios and all 100 of the stochastic scenarios.
10. Commitments and Contingencies
The payment of ordinary dividends by the Company to its shareholders are allowed where the aggregate amount in any calendar year does not exceed the greater of 10% of its surplus to policyholders or its net gain from operations (not including realized capital gains) as of the immediately preceding calendar year, not to exceed 30% of its surplus to policyholders (as of the same preceding calendar year). Ordinary dividends can only be paid out of earned surplus. Insurers are required to provide the Department with 10-days’ prior notice before paying an ordinary dividend. Furthermore, the Superintendent may, in his discretion, limit or disallow any ordinary dividends if the Superintendent determines that a domestic stock life insurer’s surplus to policyholders following any dividend distribution is not reasonable in relation to the insurer’s outstanding liabilities and not adequate to meet its financial needs or the insurer is financially distressed.
Under the laws of the State of New York, the Company is required to maintain minimum statutory-basis capital and surplus of $6.0 million. Of this amount, $4.0 million, which is the Company’s minimum surplus to policyholders, must be invested in specific types of investments in accordance with New York law.
Other Legal and Regulatory Matters: In the ordinary course of business, the Company is in discussions with its regulators about matters raised during regulatory examinations or otherwise subject to their inquiry. These matters could result in censures, fines, or other sanctions.
49

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
11. Lease Commitments
Management believes the outcome of any resulting actions will not be material to the Company’s results of operations or financial condition. However, the Company is unable to predict the outcome of these matters.
The Company has no aggregate future lease commitments at December 31, 2015 or the years thereafter. During the years ended December 31, 2015, 2014, and 2013 the Company paid $17,000, $33,000, and $37,000, respectively, for office rent expense. This expense is included in other insurance operating expenses in the statements of operations.
12. Subsequent Events
Subsequent events have been evaluated through April 29, 2016, which is the date the financial statements were issued.
50

Exhibits and Financial Statement Schedules

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Exhibits and Financial Statement Schedules

Years Ended December 31, 2015, 2014, and 2013

Contents
Report of Independent Auditors on Schedules	51
Exhibits and Financial Statement Schedules
Schedule I – Summary of Investments Other Than Investments in Related Parties as
of December 31, 2015	52
Schedule III – Supplementary Insurance Information as of December 31, 2015, 2014,
and 2013 and for Each of the Years Then Ended	54
Schedule IV – Reinsurance as of December 31, 2015, 2014, and 2013 and for Each of
the Years Then Ended	55

Report of Independent Auditors on Schedules
The Board of Directors
First Security Benefit Life Insurance and Annuity Company of New York
We have audited the statutory-basis balance sheets of First Security Benefit Life Insurance Company (the Company), a wholly owned subsidiary of Security Benefit Corporation, as of December 31, 2015 and 2014, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2015, and have issued our report thereon dated April 29, 2016 (included elsewhere in this Registration Statement). Our audits also included the financial statement schedules listed in Item 24(a)(2) of this Registration Statement. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion based on our audits.
In our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.
April 29, 2016
51

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
     Schedule I – Summary of Investments Other Than Investments in Related Parties
As of December 31, 2015
		2015
			Amount at which
			shown in the
	Cost	Value	balance sheet
		(In Thousands)

Fixed maturities:
Bonds:
U.S. Treasury securities and obligations of
U.S. government corporations and agencies	$11,291	$11,124	$11,291
Obligations of government-sponsored
enterprises	37,368	37,270	37,368
Corporate	216,487	212,155	216,487
Foreign governments	1,419	1,420	1,419
Municipal governments	35,157	36,682	35,157
Commercial mortgage-backed	44,873	45,134	44,873
Residential mortgage-backed	19,709	19,157	19,709
Collaterized debt obligations	10,426	10,365	10,426
Other debt obligations	139,591	137,073	139,591
Total fixed maturities	516,321	510,380	516,321
Policy loans	273		273
Short-term investments	18,566		18,566
Cash and cash equivalents	8,332		8,332
Other invested assets	5,293		5,293
	$548,785		$548,785

See accompanying Report of Independent Auditors
52

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
     Schedule I – Summary of Investments Other Than Investments in Related Parties

	2014
	Cost	Value	Amount at which shown in the balance sheet
	(In Thousands)

Fixed maturities:
Bonds:
U.S. Treasury securities and obligations of
U.S. government corporations and agencies	$38,194	$38,038	$38,194
Obligations of government-sponsored
enterprises	56,404	56,531	56,404
Corporate	223,006	225,555	223,006
Foreign governments	1,432	1,478	1,432
Municipal governments	28,945	30,352	28,945
Commercial mortgage-backed	23,145	23,796	23,145
Residential mortgage-backed	21,109	21,119	21,109
Collaterized debt obligations	3,409	3,485	3,409
Other debt obligations	77,288	78,143	77,288
Total fixed maturities	472,932	478,497	472,932
Policy loans	125		125
Short-term investments	56,808		56,808
Cash and cash equivalents	10,118		10,118
Other invested assets	4,939		4,939
	$544,922		$544,922
See accompanying Report of Independent Auditors
53

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Schedule III – Supplementary Insurance Information
As of December 31, 2015, 2014, and 2013 and for Each of the Years Then Ended

	Future Policy	Premiums and	Net	Benefit claims	Other
	Benefits and	other	Investment	and settlement	Operating
	Claims	considerations	Income(1)	expenses	Expenses(1)
			(In Thousands)

2015
Life, health and annuity	$347,511	$23,547	$11,362	$7,363	$2,551

2014
Life, health and annuity	$351,306	$97,280	$8,507	$5,160	$1,898

2013
Life, health and annuity	$280,338	$216,934	$3,489	$2,195	$2,018

(1)     Allocations of net investment income and certain operating expenses are based on a number of assumptions and estimates, and reported operating results would change if different methods were applied.
See accompanying Report of Independent Auditors
54

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Schedule IV – Reinsurance
As of December 31, 2015, 2014, and 2013 and for Each of the Years Then Ended
			2015
					Percent of
					amount
		Ceded to other	Assumed from		assumed to
	Gross amount	companies	companies	Net amount	net
		(Dollars In Thousands)

Life insurance in force	$143	$143	$–	$–	0%
Premiums:
Life insurance	1	1	–	–	0%
Annuity	43,344	20,007	210	23,547	1%
Accident and health insurance	–	–	–	–	0%
Total premiums	$43,345	$20,008 $	210	$23,547	1%

			2014
					Percent of
					amount
		Ceded to other	Assumed from		assumed to
	Gross amount	companies	companies	Net amount	net
		(Dollars In Thousands)

Life insurance in force	$155	$155	$–	$–	0%
Premiums:
Life insurance	1	1	–	–	0%
Annuity	116,968	20,235	547	97,280	1%
Accident and health insurance	–	–	–	–	0%
Total premiums	$116,969	$20,236 $	547	$97,280	1%

			2013
					Percent of
					amount
		Ceded to other	Assumed from		assumed to
	Gross amount	companies	companies	Net amount	net
		(Dollars In Thousands)

Life insurance in force	$156	$156	$–	$–	0%
Premiums:
Life insurance	1	1	–	–	0%
Annuity	234,595	17,866	205	216,934	1%
Accident and health insurance	–	–	–	–	0%
Total premiums	$234,596	$17,867	$205	$216,934	1%

See accompanying Report of Independent Auditors

55

Financial Statements

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Year Ended December 31, 2015
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account A -
EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Financial Statements

Year Ended December 31, 2015

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Net Assets	3
Statements of Operations	45
Statements of Changes in Net Assets	93
Notes to Financial Statements	170
1. Organization and Significant Accounting Policies	170
2. Variable Annuity Contract Charges	198
3. Summary of Unit Transactions	200
4. Financial Highlights	210
5. Subsequent Events	261

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
First Security Benefit Life Insurance Company
We have audited the accompanying statements of net assets of Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity (the Account), comprised of the subaccounts as listed in Note 1, as of December 31, 2015, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for each of the two years or periods then ended.  These financial statements are the responsibility of the Account's management.  Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the fund companies or their transfer agents or by other appropriate auditing procedures where replies from the fund companies or their transfer agents were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Variable Annuity Account A – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2015, the results of their operations for the year or period then ended and the changes in their net assets for each of the two years or periods then ended, in conformity with U.S. generally accepted accounting principles.
/s/ ERNST & YOUNG
April 29, 2016

1

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets

December 31, 2015

	7Twelve Balanced Portfolio	AB VPS Growth and Income_(c)	AB VPS Small/Mid Cap Value_(c)	Alger Capital Appreciation	ALPS/Alerian Energy Infrastructure
Assets:
Mutual funds, at market value	$10,655	$48,602	$31,856	$377,986	$74,716
Investment income receivable	-	-	-	-	-
Net assets	$10,655	$48,602	$31,856	$377,986	$74,716

Units outstanding:
EliteDesigns 0 Year	-	1,570	-	19,471	8,862
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,241	2,610	3,118	6,911	2,038
Total units	1,241	4,180	3,118	26,382	10,900

Unit value:
EliteDesigns 0 Year	$8.78	$12.69	$11.78	$14.99	$6.89
EliteDesigns 5 Year	$8.83	$12.76	$11.85	$15.13	$6.93
EliteDesigns II	$8.59	$10.99	$10.22	$12.49	$6.69

Mutual funds, at cost	$11,118	$49,493	$40,547	$409,211	$123,174
Mutual fund shares	1,025	1,632	1,858	5,826	10,523

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	American Century VP Income & Growth	American Century VP Mid Cap Value_(e)	American Century VP Value	American Funds IS Asset Allocation	American Funds IS Blue Chip Income and Growth
Assets:
Mutual funds, at market value	$128,216	$50,696	$12,027	$21,133	$240,769
Investment income receivable	-	-	-	-	-
Net assets	$128,216	$50,696	$12,027	$21,133	$240,769

Units outstanding:
EliteDesigns 0 Year	9,538	2,687	908	-	555
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	1,240	-	2,160	23,602
Total units	9,538	3,927	908	2,160	24,157

Unit value:
EliteDesigns 0 Year	$13.44	$13.80	$13.25	$9.95	$10.13
EliteDesigns 5 Year	$13.57	$13.93	$13.37	$9.98	$10.17
EliteDesigns II	$10.49	$11.02	$10.46	$9.78	$9.96

Mutual funds, at cost	$119,249	$48,448	$12,528	$22,800	$249,078
Mutual fund shares	14,961	2,755	1,358	1,036	19,215

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	American Funds IS Global Bond	American Funds IS Global Growth	American Funds IS Growth	American Funds IS International	American Funds IS International Growth and Income
Assets:
Mutual funds, at market value	$85,264	$12,176	$93,541	$34,109	$78,369
Investment income receivable	-	-	-	-	-
Net assets	$85,264	$12,176	$93,541	$34,109	$78,369

Units outstanding:
EliteDesigns 0 Year	9,712	1,163	4,954	2,086	7,563
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	3,664	1,878	1,882
Total units	9,712	1,163	8,618	3,964	9,445

Unit value:
EliteDesigns 0 Year	$8.78	$10.47	$10.93	$8.67	$8.32
EliteDesigns 5 Year	$8.81	$10.50	$10.97	$8.70	$8.35
EliteDesigns II	$8.63	$10.29	$10.75	$8.53	$8.18

Mutual funds, at cost	$91,245	$12,572	$107,527	$39,929	$91,804
Mutual fund shares	7,830	465	1,391	1,902	5,357

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	American Funds IS Mortgage	American Funds IS New World	American Funds IS U.S. Government/- AAA-Rated Securities	BlackRock Basic Value V.I.	BlackRock Equity Dividend V.I.
Assets:
Mutual funds, at market value	$37,364	$51,541	$179,014	$9,842	$128,162
Investment income receivable	-	-	-	-	-
Net assets	$37,364	$51,541	$179,014	$9,842	$128,162

Units outstanding:
EliteDesigns 0 Year	1,292	3,798	1,405	-	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	2,567	2,349	17,251	968	12,181
Total units	3,859	6,147	18,656	968	12,181

Unit value:
EliteDesigns 0 Year	$9.79	$8.44	$9.75	$12.40	$12.49
EliteDesigns 5 Year	$9.83	$8.47	$9.78	$12.52	$12.61
EliteDesigns II	$9.63	$8.30	$9.58	$10.17	$10.52

Mutual funds, at cost	$38,263	$57,055	$181,623	$11,194	$136,334
Mutual fund shares	3,552	2,758	14,649	741	12,778

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.	Deutsche Core Equity VIP	Deutsche Global Small Cap VIP	Dimensional VA Global Bond Portfolio
Assets:
Mutual funds, at market value	$272,413	$320,678	$163,089	$80,755	$59,313
Investment income receivable	-	1,510	-	-	-
Net assets	$272,413	$322,188	$163,089	$80,755	$59,313

Units outstanding:
EliteDesigns 0 Year	11,401	32,975	1,276	751	6,337
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	16,511	666	12,131	7,305	-
Total units	27,912	33,641	13,407	8,056	6,337

Unit value:
EliteDesigns 0 Year	$9.99	$9.58	$14.40	$11.09	$9.35
EliteDesigns 5 Year	$10.09	$9.64	$14.53	$11.20	$9.40
EliteDesigns II	$9.60	$9.31	$11.93	$9.92	$9.29

Mutual funds, at cost	$306,971	$361,012	$163,509	$83,571	$60,144
Mutual fund shares	20,891	47,438	12,299	6,284	5,564

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio
Assets:
Mutual funds, at market value	$34,360	$186,874	$34,199	$726,620	$22,641
Investment income receivable	-	-	-	-	-
Net assets	$34,360	$186,874	$34,199	$726,620	$22,641

Units outstanding:
EliteDesigns 0 Year	3,188	19,873	3,803	55,143	1,926
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	1,130	-	5,075	-
Total units	3,188	21,003	3,803	60,218	1,926

Unit value:
EliteDesigns 0 Year	$10.77	$8.91	$8.99	$12.21	$11.78
EliteDesigns 5 Year	$10.84	$8.96	$9.04	$12.29	$11.85
EliteDesigns II	$10.29	$8.74	$8.91	$10.60	$9.99

Mutual funds, at cost	$35,286	$212,835	$34,357	$796,213	$25,460
Mutual fund shares	3,104	17,713	3,363	35,170	1,429

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Dreyfus IP Small Cap Stock Index	Dreyfus IP Technology Growth	Eaton Vance VT Floating-Rate Income	Federated Fund for U.S. Government Securities II	Federated High Income Bond II
Assets:
Mutual funds, at market value	$44,567	$11,137	$40,626	$65,021	$26,124
Investment income receivable	-	-	-	-	-
Net assets	$44,567	$11,137	$40,626	$65,021	$26,124

Units outstanding:
EliteDesigns 0 Year	2,380	-	4,347	4,005	815
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,481	925	-	2,608	1,731
Total units	3,861	925	4,347	6,613	2,546

Unit value:
EliteDesigns 0 Year	$12.22	$12.78	$9.35	$10.08	$12.37
EliteDesigns 5 Year	$12.29	$12.86	$9.38	$10.26	$12.59
EliteDesigns II	$10.47	$12.03	$9.19	$9.46	$9.25

Mutual funds, at cost	$45,927	$11,311	$42,206	$65,579	$27,685
Mutual fund shares	2,667	653	4,617	5,976	4,127

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Fidelity VIP Balanced	Fidelity VIP Contrafund	Fidelity VIP Disciplined Small Cap	Fidelity VIP Emerging Markets	Fidelity VIP Growth & Income
Assets:
Mutual funds, at market value	$201,092	$714,653	$15,698	$44,640	$44,161
Investment income receivable	-	-	-	-	-
Net assets	$201,092	$714,653	$15,698	$44,640	$44,161

Units outstanding:
EliteDesigns 0 Year	787	24,053	1,215	3,117	1,282
EliteDesigns 5 Year	-	-	-	-	1,894
EliteDesigns II	17,923	36,353	-	2,141	-
Total units	18,710	60,406	1,215	5,258	3,176

Unit value:
EliteDesigns 0 Year	$11.73	$12.74	$12.93	$8.37	$13.83
EliteDesigns 5 Year	$11.84	$12.97	$13.05	$8.42	$13.96
EliteDesigns II	$10.71	$11.23	$10.41	$8.64	$10.58

Mutual funds, at cost	$207,975	$730,643	$15,826	$48,686	$42,043
Mutual fund shares	12,608	21,487	1,077	5,477	2,382

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Fidelity VIP Growth Opportunities	Fidelity VIP High Income	Fidelity VIP Index 500	Fidelity VIP Investment Grade Bond	Fidelity VIP Mid Cap
Assets:
Mutual funds, at market value	$337,346	$47,665	$863,549	$239,405	$181,618
Investment income receivable	-	-	-	-	-
Net assets	$337,346	$47,665	$863,549	$239,405	$181,618

Units outstanding:
EliteDesigns 0 Year	24,294	538	69,827	13,793	15,526
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	4,734	-	9,883	-
Total units	24,294	5,272	69,827	23,676	15,526

Unit value:
EliteDesigns 0 Year	$13.89	$9.19	$12.37	$10.60	$11.70
EliteDesigns 5 Year	$14.14	$9.24	$12.59	$10.79	$11.81
EliteDesigns II	$11.86	$9.02	$11.35	$9.42	$10.72

Mutual funds, at cost	$334,926	$55,238	$815,342	$249,071	$192,621
Mutual fund shares	10,743	9,930	4,228	19,802	5,706

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Fidelity VIP Overseas	Fidelity VIP Real Estate	Fidelity VIP Strategic Income	Franklin Growth and Income VIP Fund	Franklin High Income VIP Fund
Assets:
Mutual funds, at market value	$15,522	$124,629	$34,936	$145,354	$263,223
Investment income receivable	-	-	-	-	-
Net assets	$15,522	$124,629	$34,936	$145,354	$263,223

Units outstanding:
EliteDesigns 0 Year	124	8,775	3,607	5,494	15,214
EliteDesigns 5 Year	-	117	-	-	-
EliteDesigns II	1,438	277	-	6,881	13,702
Total units	1,562	9,169	3,607	12,375	28,916

Unit value:
EliteDesigns 0 Year	$10.02	$13.67	$9.66	$13.06	$9.64
EliteDesigns 5 Year	$10.12	$13.80	$9.75	$13.18	$9.74
EliteDesigns II	$9.93	$11.13	$9.24	$10.70	$8.51

Mutual funds, at cost	$16,681	$125,396	$38,074	$150,366	$295,564
Mutual fund shares	821	6,441	3,321	9,270	48,387

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Franklin Income VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund	Franklin Small Cap Value VIP Fund
Assets:
Mutual funds, at market value	$114,236	$783,414	$37,339	$107,710	$173,888
Investment income receivable	-	-	-	-	-
Net assets	$114,236	$783,414	$37,339	$107,710	$173,888

Units outstanding:
EliteDesigns 0 Year	849	61,997	1,690	7,471	13,437
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	11,416	6,250	1,741	975	2,118
Total units	12,265	68,247	3,431	8,446	15,555

Unit value:
EliteDesigns 0 Year	$10.27	$11.63	$11.85	$13.07	$11.44
EliteDesigns 5 Year	$10.37	$11.74	$11.96	$13.20	$11.55
EliteDesigns II	$9.24	$9.97	$9.95	$10.31	$9.55

Mutual funds, at cost	$128,898	$874,048	$41,742	$114,967	$200,750
Mutual fund shares	8,045	40,445	1,945	4,357	9,835

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Franklin Strategic Income VIP Fund	Franklin U.S. Government Securities VIP Fund	Goldman Sachs VIT High Quality Floating Rate	Goldman Sachs VIT Mid Cap Value	Guggenheim VIF CLS AdvisorOne Global Diversified Equity_(c)
Assets:
Mutual funds, at market value	$19,653	$127,961	$322,636	$71,325	$177,096
Investment income receivable	-	-	-	-	-
Net assets	$19,653	$127,961	$322,636	$71,325	$177,096

Units outstanding:
EliteDesigns 0 Year	2,036	5,153	33,517	-	18,637
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	8,588	1,329	7,103	-
Total units	2,036	13,741	34,846	7,103	18,637

Unit value:
EliteDesigns 0 Year	$9.66	$9.25	$9.27	$11.97	$9.50
EliteDesigns 5 Year	$9.76	$9.34	$9.36	$12.08	$9.68
EliteDesigns II	$9.00	$9.35	$8.94	$10.05	$9.49

Mutual funds, at cost	$22,456	$128,686	$327,030	$81,538	$215,002
Mutual fund shares	1,925	10,262	31,083	4,916	4,961

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Guggenheim VIF CLS AdvisorOne Global Growth_(c)	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value
Assets:
Mutual funds, at market value	$49,041	$317,934	$112,790	$17,939	$35,838
Investment income receivable	-	-	-	-	-
Net assets	$49,041	$317,934	$112,790	$17,939	$35,838

Units outstanding:
EliteDesigns 0 Year	5,174	17,025	9,936	1,802	96
EliteDesigns 5 Year	-	-	-	-	1,860
EliteDesigns II	-	16,212	4,884	-	-
Total units	5,174	33,237	14,820	1,802	1,956

Unit value:
EliteDesigns 0 Year	$9.48	$9.64	$6.39	$9.93	$18.08
EliteDesigns 5 Year	$9.65	$9.69	$6.49	$10.02	$18.34
EliteDesigns II	$9.45	$9.49	$10.09	$9.16	$10.18

Mutual funds, at cost	$53,584	$318,226	$124,244	$21,451	$34,120
Mutual fund shares	1,938	12,361	5,808	626	1,080

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Guggenheim VIF Long Short Equity	Guggenheim VIF Macro Opportunities	Guggenheim VIF Mid Cap Value	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VIF Small Cap Value
Assets:
Mutual funds, at market value	$93,595	$250,629	$69,635	$425,521	$11,275
Investment income receivable	-	-	-	-	-
Net assets	$93,595	$250,629	$69,635	$425,521	$11,275

Units outstanding:
EliteDesigns 0 Year	7,742	11,139	2,296	36,500	264
EliteDesigns 5 Year	-	-	629	-	549
EliteDesigns II	2,461	14,712	1,166	16,738	-
Total units	10,203	25,851	4,091	53,238	813

Unit value:
EliteDesigns 0 Year	$8.93	$9.67	$20.07	$7.28	$13.70
EliteDesigns 5 Year	$9.10	$9.72	$20.36	$7.41	$13.95
EliteDesigns II	$9.94	$9.71	$9.22	$9.55	$9.20

Mutual funds, at cost	$89,812	$261,421	$73,612	$419,354	$12,325
Mutual fund shares	6,129	9,722	1,059	17,664	284

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Mid Growth	Guggenheim VIF Total Return Bond	Ibbotson Aggressive Growth ETF Asset Allocation	Ibbotson Balanced ETF Asset Allocation
Assets:
Mutual funds, at market value	$11,967	$12,247	$350,067	$14,260	$923,268
Investment income receivable	-	-	-	-	-
Net assets	$11,967	$12,247	$350,067	$14,260	$923,268

Units outstanding:
EliteDesigns 0 Year	931	509	29,827	-	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	5,034	1,458	95,992
Total units	931	509	34,861	1,458	95,992

Unit value:
EliteDesigns 0 Year	$12.85	$24.06	$10.04	$10.38	$10.03
EliteDesigns 5 Year	$12.93	$24.40	$10.10	$10.44	$10.09
EliteDesigns II	$11.69	$11.42	$10.04	$9.78	$9.63

Mutual funds, at cost	$12,661	$12,826	$346,024	$15,631	$980,592
Mutual fund shares	348	271	22,311	1,292	86,126

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Ibbotson Conservative ETF Asset Allocation	Ibbotson Growth ETF Asset Allocation	Ibbotson Income and Growth ETF Asset Allocation	Invesco V.I. American Value	Invesco V.I. Balanced-Risk Allocation
Assets:
Mutual funds, at market value	$1,234,762	$220,059	$8,519	$28,293	$21,158
Investment income receivable	-	-	-	-	-
Net assets	$1,234,762	$220,059	$8,519	$28,293	$21,158

Units outstanding:
EliteDesigns 0 Year	40,831	-	-	230	2,277
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	92,102	22,548	904	2,603	-
Total units	132,933	22,548	904	2,833	2,277

Unit value:
EliteDesigns 0 Year	$9.35	$10.32	$9.67	$12.21	$9.30
EliteDesigns 5 Year	$9.40	$10.39	$9.73	$12.33	$9.33
EliteDesigns II	$9.25	$9.77	$9.42	$9.79	$9.14

Mutual funds, at cost	$1,312,424	$227,115	$9,347	$34,285	$22,979
Mutual fund shares	115,723	20,898	806	1,819	2,099

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Invesco V.I. Comstock	Invesco V.I. Equity and Income	Invesco V.I. Global Health Care	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities
Assets:
Mutual funds, at market value	$27,017	$12,510	$14,202	$33,501	$22,396
Investment income receivable	-	-	-	-	-
Net assets	$27,017	$12,510	$14,202	$33,501	$22,396

Units outstanding:
EliteDesigns 0 Year	2,100	-	125	2,956	2,374
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	1,237	983	-	-
Total units	2,100	1,237	1,108	2,956	2,374

Unit value:
EliteDesigns 0 Year	$12.87	$11.85	$16.76	$11.33	$9.42
EliteDesigns 5 Year	$12.99	$11.97	$16.92	$11.44	$9.51
EliteDesigns II	$10.08	$10.11	$12.36	$9.80	$9.28

Mutual funds, at cost	$25,847	$14,170	$16,627	$32,446	$23,306
Mutual fund shares	1,543	774	463	2,106	1,961

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Invesco V.I. International Growth	Invesco V.I. Mid Cap Core Equity	Invesco V.I. S&P 500 Index	Invesco V.I. Small Cap Equity	Ivy Funds VIP Asset Strategy
Assets:
Mutual funds, at market value	$68,694	$16,752	$53,257	$82,800	$34,005
Investment income receivable	-	-	-	-	-
Net assets	$68,694	$16,752	$53,257	$82,800	$34,005

Units outstanding:
EliteDesigns 0 Year	6,003	1,514	4,176	4,502	3,158
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,201	-	-	3,308	372
Total units	7,204	1,514	4,176	7,810	3,530

Unit value:
EliteDesigns 0 Year	$9.46	$11.06	$12.76	$11.27	$9.71
EliteDesigns 5 Year	$9.64	$11.26	$12.83	$11.37	$9.80
EliteDesigns II	$9.84	$9.73	$11.28	$9.70	$8.98

Mutual funds, at cost	$67,017	$20,728	$55,457	$103,612	$44,147
Mutual fund shares	2,079	1,407	3,230	4,882	4,095

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Ivy Funds VIP Balanced	Ivy Funds VIP Core Equity	Ivy Funds VIP Energy	Ivy Funds VIP Global Growth_(c)	Ivy Funds VIP Global Natural Resources
Assets:
Mutual funds, at market value	$46,910	$8,216	$27,078	$28,711	$6,433
Investment income receivable	-	-	-	-	-
Net assets	$46,910	$8,216	$27,078	$28,711	$6,433

Units outstanding:
EliteDesigns 0 Year	844	602	-	2,587	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	3,477	-	3,970	-	1,105
Total units	4,321	602	3,970	2,587	1,105

Unit value:
EliteDesigns 0 Year	$12.27	$13.66	$6.14	$11.10	$5.92
EliteDesigns 5 Year	$12.38	$13.79	$6.20	$11.20	$5.94
EliteDesigns II	$10.51	$11.13	$6.82	$10.55	$5.82

Mutual funds, at cost	$48,820	$9,049	$36,427	$29,559	$7,368
Mutual fund shares	5,355	699	5,372	3,309	1,756

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Ivy Funds VIP Growth	Ivy Funds VIP High Income	Ivy Funds VIP International Core Equity	Ivy Funds VIP Limited-Term Bond	Ivy Funds VIP Mid Cap Growth
Assets:
Mutual funds, at market value	$59,270	$75,023	$56,503	$363,520	$72,433
Investment income receivable	-	-	-	-	-
Net assets	$59,270	$75,023	$56,503	$363,520	$72,433

Units outstanding:
EliteDesigns 0 Year	3,927	7,028	4,184	35,361	3,424
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	1,445	4,301	3,221
Total units	3,927	7,028	5,629	39,662	6,645

Unit value:
EliteDesigns 0 Year	$15.10	$10.67	$9.94	$9.16	$11.59
EliteDesigns 5 Year	$15.24	$10.77	$10.04	$9.25	$11.70
EliteDesigns II	$12.69	$8.96	$10.31	$9.17	$10.17

Mutual funds, at cost	$59,134	$87,058	$62,192	$366,147	$77,509
Mutual fund shares	5,191	22,386	3,639	74,657	7,688

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Ivy Funds VIP Real Estate Securities	Ivy Funds VIP Science and Technology	Ivy Funds VIP Small Cap Growth	Ivy Funds VIP Small Cap Value	Janus Aspen Enterprise
Assets:
Mutual funds, at market value	$3,015	$49,455	$29,485	$53,452	$53,956
Investment income receivable	-	-	-	-	-
Net assets	$3,015	$49,455	$29,485	$53,452	$53,956

Units outstanding:
EliteDesigns 0 Year	222	845	-	1,903	3,122
EliteDesigns 5 Year	-	713	-	-	-
EliteDesigns II	-	2,458	2,720	3,252	877
Total units	222	4,016	2,720	5,155	3,999

Unit value:
EliteDesigns 0 Year	$13.64	$14.38	$10.75	$11.17	$14.03
EliteDesigns 5 Year	$13.77	$14.52	$10.85	$11.28	$14.16
EliteDesigns II	$11.40	$10.97	$10.84	$9.89	$11.58

Mutual funds, at cost	$2,750	$52,726	$32,317	$58,271	$57,885
Mutual fund shares	336	2,154	2,780	3,414	987

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Janus Aspen Forty	Janus Aspen Janus Portfolio	Janus Aspen Overseas	Janus Aspen Perkins Mid Cap Value	JPMorgan Insurance Trust Core Bond Portfolio
Assets:
Mutual funds, at market value	$5,063	$5,809	$61,752	$22,161	$47,294
Investment income receivable	-	-	-	-	-
Net assets	$5,063	$5,809	$61,752	$22,161	$47,294

Units outstanding:
EliteDesigns 0 Year	333	412	9,239	1,975	5,017
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	856	-	-
Total units	333	412	10,095	1,975	5,017

Unit value:
EliteDesigns 0 Year	$15.23	$14.10	$5.94	$11.22	$9.42
EliteDesigns 5 Year	$15.37	$14.24	$5.99	$11.33	$9.48
EliteDesigns II	$12.54	$11.93	$8.06	$10.04	$9.47

Mutual funds, at cost	$4,973	$6,472	$67,030	$25,580	$48,186
Mutual fund shares	144	192	2,218	1,399	4,375

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	JPMorgan Insurance Trust Intrepid MidCap Portfolio	JPMorgan Insurance Trust Small Cap Core Portfolio	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Calibrated Dividend Growth VC	Lord Abbett Series Developing Growth VC
Assets:
Mutual funds, at market value	$243,611	$50,165	$181,463	$3,377	$17,280
Investment income receivable	-	-	-	-	-
Net assets	$243,611	$50,165	$181,463	$3,377	$17,280

Units outstanding:
EliteDesigns 0 Year	17,250	4,085	8,954	268	1,385
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	2,043	-	8,981	-	-
Total units	19,293	4,085	17,935	268	1,385

Unit value:
EliteDesigns 0 Year	$12.82	$12.28	$10.66	$12.58	$12.47
EliteDesigns 5 Year	$12.89	$12.35	$10.76	$12.70	$12.59
EliteDesigns II	$10.99	$10.47	$9.59	$10.69	$9.99

Mutual funds, at cost	$279,277	$54,874	$197,370	$3,762	$18,227
Mutual fund shares	12,583	2,461	16,289	248	776

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Lord Abbett Series Growth and Income VC	Lord Abbett Series Total Return VC	MFS VIT Emerging Markets Equity	MFS VIT II MA Investors Growth Stock_(c)	MFS VIT II Research International_(c)
Assets:
Mutual funds, at market value	$32,442	$186,061	$28,249	$12,043	$82,691
Investment income receivable	-	-	-	-	-
Net assets	$32,442	$186,061	$28,249	$12,043	$82,691

Units outstanding:
EliteDesigns 0 Year	-	18,293	4,148	879	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	3,131	-	-	-	9,280
Total units	3,131	18,293	4,148	879	9,280

Unit value:
EliteDesigns 0 Year	$12.00	$10.17	$6.81	$13.71	$9.06
EliteDesigns 5 Year	$12.11	$10.27	$6.85	$13.84	$9.14
EliteDesigns II	$10.36	$9.54	$7.54	$11.10	$8.91

Mutual funds, at cost	$33,954	$194,680	$34,308	$12,466	$94,923
Mutual fund shares	1,007	11,450	2,474	742	6,045

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	MFS VIT International Value	MFS VIT Investors Trust	MFS VIT New Discovery	MFS VIT Research	MFS VIT Total Return
Assets:
Mutual funds, at market value	$97,758	$15,081	$73,821	$66,306	$24,577
Investment income receivable	-	-	-	-	-
Net assets	$97,758	$15,081	$73,821	$66,306	$24,577

Units outstanding:
EliteDesigns 0 Year	603	-	4,545	-	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	9,413	1,364	2,784	6,075	2,393
Total units	10,016	1,364	7,329	6,075	2,393

Unit value:
EliteDesigns 0 Year	$9.92	$13.57	$10.56	$13.68	$11.75
EliteDesigns 5 Year	$9.95	$13.70	$10.67	$13.81	$11.86
EliteDesigns II	$9.75	$11.05	$9.27	$10.91	$10.27

Mutual funds, at cost	$97,632	$14,737	$83,248	$69,937	$24,963
Mutual fund shares	4,417	573	5,109	2,510	1,104

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	MFS VIT Total Return Bond_(c)	MFS VIT Utilities	Morgan Stanley UIF Emerging Markets Equity	Neuberger Berman AMT Guardian	Oppenheimer Global Fund/VA
Assets:
Mutual funds, at market value	$17,961	$63,970	$63,456	$22,237	$83,853
Investment income receivable	-	-	-	-	-
Net assets	$17,961	$63,970	$63,456	$22,237	$83,853

Units outstanding:
EliteDesigns 0 Year	1,812	5,156	8,462	-	2,100
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	826	-	2,107	5,562
Total units	1,812	5,982	8,462	2,107	7,662

Unit value:
EliteDesigns 0 Year	$9.91	$10.94	$7.50	$11.80	$11.84
EliteDesigns 5 Year	$10.00	$11.05	$7.54	$12.01	$11.96
EliteDesigns II	$9.50	$9.11	$7.89	$10.56	$10.61

Mutual funds, at cost	$18,450	$80,382	$72,936	$30,724	$87,068
Mutual fund shares	1,405	2,544	5,138	1,332	2,231

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer International Growth Fund/VA	Oppenheimer Main Street Small Cap Fund/VA	PIMCO VIT All Asset	PIMCO VIT Commodity- RealReturn Strategy
Assets:
Mutual funds, at market value	$108,745	$247,480	$255,940	$66,979	$88,583
Investment income receivable	-	-	-	-	-
Net assets	$108,745	$247,480	$255,940	$66,979	$88,583

Units outstanding:
EliteDesigns 0 Year	1,400	20,308	18,153	2,807	20,784
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	10,539	2,596	2,694	5,068	1,207
Total units	11,939	22,904	20,847	7,875	21,991

Unit value:
EliteDesigns 0 Year	$9.36	$10.95	$12.53	$8.76	$3.96
EliteDesigns 5 Year	$9.45	$11.06	$12.76	$8.84	$3.99
EliteDesigns II	$9.07	$9.62	$10.56	$8.36	$5.26

Mutual funds, at cost	$112,624	$266,094	$302,551	$73,847	$152,617
Mutual fund shares	21,749	108,070	12,159	7,288	12,673

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	PIMCO VIT Emerging Markets Bond	PIMCO VIT Global Bond (Unhedged)	PIMCO VIT High Yield	PIMCO VIT Low Duration Advisor Class	PIMCO VIT Real Return Advisor Class
Assets:
Mutual funds, at market value	$199,658	$8,107	$3,288	$2,049,840	$81,069
Investment income receivable	-	-	-	-	-
Net assets	$199,658	$8,107	$3,288	$2,049,840	$81,069

Units outstanding:
EliteDesigns 0 Year	19,209	444	-	215,945	5,428
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,636	362	350	10,695	3,574
Total units	20,845	806	350	226,640	9,002

Unit value:
EliteDesigns 0 Year	$9.64	$11.13	$15.73	$9.04	$9.14
EliteDesigns 5 Year	$9.73	$11.29	$15.95	$9.12	$9.22
EliteDesigns II	$8.93	$8.74	$9.40	$9.15	$8.80

Mutual funds, at cost	$232,168	$9,178	$3,591	$2,111,543	$88,138
Mutual fund shares	17,065	720	453	199,984	6,795

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	PIMCO VIT Short-Term	PIMCO VIT Total Return Administrative Class_(e)	PIMCO VIT Total Return Advisor Class	Pioneer Bond VCT	Pioneer High Yield VCT
Assets:
Mutual funds, at market value	$35,884	$13,248	$297,631	$210,699	$23,298
Investment income receivable	-	-	-	-	-
Net assets	$35,884	$13,248	$297,631	$210,699	$23,298

Units outstanding:
EliteDesigns 0 Year	3,887	-	8,861	21,856	-
EliteDesigns 5 Year	-	1,082	-	-	-
EliteDesigns II	-	-	22,424	-	2,604
Total units	3,887	1,082	31,285	21,856	2,604

Unit value:
EliteDesigns 0 Year	$9.23	$12.03	$9.75	$9.64	$9.34
EliteDesigns 5 Year	$9.28	$12.25	$9.84	$9.70	$9.40
EliteDesigns II	$9.15	$-	$9.42	$9.62	$8.95

Mutual funds, at cost	$35,868	$13,795	$315,061	$218,489	$25,868
Mutual fund shares	3,494	1,252	28,132	19,419	2,744

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Pioneer Real Estate Shares VCT	Pioneer Strategic Income VCT	Power Income VIT	Probabilities Fund	Putnam VT Absolute Return 500
Assets:
Mutual funds, at market value	$12,776	$175,133	$11,331	$245,945	$202,932
Investment income receivable	-	-	-	-	-
Net assets	$12,776	$175,133	$11,331	$245,945	$202,932

Units outstanding:
EliteDesigns 0 Year	-	-	-	24,038	5,637
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,129	18,912	1,287	2,206	15,894
Total units	1,129	18,912	1,287	26,244	21,531

Unit value:
EliteDesigns 0 Year	$12.06	$9.24	$9.08	$9.41	$9.61
EliteDesigns 5 Year	$12.13	$9.30	$9.13	$9.46	$9.66
EliteDesigns II	$11.32	$9.26	$8.80	$8.98	$9.36

Mutual funds, at cost	$12,554	$182,634	$12,679	$273,516	$205,986
Mutual fund shares	654	17,944	1,208	27,027	19,626

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Putnam VT Equity Income	Putnam VT Growth Opportunities	Putnam VT High Yield	Putnam VT Income	Putnam VT Voyager
Assets:
Mutual funds, at market value	$299,009	$114,659	$58,375	$139,282	$14,962
Investment income receivable	-	-	-	-	-
Net assets	$299,009	$114,659	$58,375	$139,282	$14,962

Units outstanding:
EliteDesigns 0 Year	6,704	-	6,323	14,482	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	20,327	9,575	-	-	1,345
Total units	27,031	9,575	6,323	14,482	1,345

Unit value:
EliteDesigns 0 Year	$12.16	$13.39	$9.24	$9.62	$12.56
EliteDesigns 5 Year	$12.23	$13.46	$9.30	$9.67	$12.63
EliteDesigns II	$10.70	$11.98	$9.00	$9.64	$11.13

Mutual funds, at cost	$306,162	$110,958	$61,509	$147,601	$14,737
Mutual fund shares	13,875	14,261	9,795	12,458	342

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Rydex VIF Basic Materials	Rydex VIF Biotechnology	Rydex VIF Consumer Products	Rydex VIF Dow 2x Strategy	Rydex VIF Energy
Assets:
Mutual funds, at market value	$83,812	$400,381	$390,839	$111,862	$61,486
Investment income receivable	-	-	-	-	-
Net assets	$83,812	$400,381	$390,839	$111,862	$61,486

Units outstanding:
EliteDesigns 0 Year	9,699	9,156	21,352	-	8,948
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	878	10,063	3,524	9,658	1,109
Total units	10,577	19,219	24,876	9,658	10,057

Unit value:
EliteDesigns 0 Year	$7.91	$28.07	$16.44	$11.88	$6.18
EliteDesigns 5 Year	$8.06	$28.58	$16.74	$12.10	$6.30
EliteDesigns II	$8.07	$14.24	$11.27	$11.58	$5.55

Mutual funds, at cost	$114,982	$320,524	$359,866	$114,394	$117,335
Mutual fund shares	4,789	4,812	6,350	1,328	4,003

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Rydex VIF Energy Services	Rydex VIF Europe 1.25x Strategy	Rydex VIF Financial Services	Rydex VIF Government Long Bond 1.2x Strategy	Rydex VIF Health Care
Assets:
Mutual funds, at market value	$1,653	$14,128	$10,080	$43,642	$124,526
Investment income receivable	-	-	-	-	-
Net assets	$1,653	$14,128	$10,080	$43,642	$124,526

Units outstanding:
EliteDesigns 0 Year	326	-	1,673	3,229	152
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	1,648	-	-	9,309
Total units	326	1,648	1,673	3,229	9,461

Unit value:
EliteDesigns 0 Year	$5.07	$4.70	$6.01	$13.52	$17.15
EliteDesigns 5 Year	$5.16	$4.78	$6.12	$13.77	$17.46
EliteDesigns II	$4.57	$8.55	$10.27	$10.79	$13.10

Mutual funds, at cost	$3,448	$14,777	$10,445	$43,907	$130,182
Mutual fund shares	171	960	469	1,468	2,060

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Rydex VIF Internet	Rydex VIF Inverse NASDAQ-100 Strategy	Rydex VIF Inverse S&P 500 Strategy	Rydex VIF Japan 2x Strategy	Rydex VIF Leisure
Assets:
Mutual funds, at market value	$133,365	$38,379	$293,977	$15,664	$2,846
Investment income receivable	-	-	-	-	-
Net assets	$133,365	$38,379	$293,977	$15,664	$2,846

Units outstanding:
EliteDesigns 0 Year	202	6,282	103,955	-	236
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	10,690	5,131	-	1,730	-
Total units	10,892	11,413	103,955	1,730	236

Unit value:
EliteDesigns 0 Year	$15.10	$1.75	$2.83	$7.97	$12.06
EliteDesigns 5 Year	$15.37	$1.78	$2.88	$8.11	$12.27
EliteDesigns II	$12.19	$5.33	$6.52	$9.05	$11.04

Mutual funds, at cost	$135,538	$40,387	$309,987	$15,849	$2,991
Mutual fund shares	7,556	1,766	18,431	1,525	37

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Rydex VIF Mid-Cap 1.5x Strategy	Rydex VIF NASDAQ-100	Rydex VIF NASDAQ-100 2x Strategy	Rydex VIF Nova	Rydex VIF Precious Metals
Assets:
Mutual funds, at market value	$42,853	$485,472	$164,162	$305,044	$11,698
Investment income receivable	-	-	-	-	-
Net assets	$42,853	$485,472	$164,162	$305,044	$11,698

Units outstanding:
EliteDesigns 0 Year	1,974	3,235	2,277	4,719	1,884
EliteDesigns 5 Year	-	-	-	-	106
EliteDesigns II	1,628	32,348	5,487	20,550	1,305
Total units	3,602	35,583	7,764	25,269	3,295

Unit value:
EliteDesigns 0 Year	$12.77	$17.60	$26.34	$11.51	$2.64
EliteDesigns 5 Year	$13.00	$17.92	$26.81	$11.71	$2.69
EliteDesigns II	$10.84	$13.25	$18.97	$12.20	$4.92

Mutual funds, at cost	$49,207	$482,236	$167,057	$304,137	$19,226
Mutual fund shares	1,377	14,212	4,245	1,970	652

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Rydex VIF Real Estate	Rydex VIF Retailing	Rydex VIF Russell 2000 2x Strategy	Rydex VIF S&P 500 2x Strategy	Rydex VIF S&P 500 Pure Growth
Assets:
Mutual funds, at market value	$12,914	$14,606	$6,464	$112,274	$485,615
Investment income receivable	-	-	-	-	-
Net assets	$12,914	$14,606	$6,464	$112,274	$485,615

Units outstanding:
EliteDesigns 0 Year	385	1,093	-	-	12,813
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	992	-	639	8,448	25,075
Total units	1,377	1,093	639	8,448	37,888

Unit value:
EliteDesigns 0 Year	$7.86	$13.36	$7.58	$10.98	$15.13
EliteDesigns 5 Year	$8.00	$13.61	$7.72	$11.18	$15.40
EliteDesigns II	$10.03	$10.45	$10.12	$13.29	$11.64

Mutual funds, at cost	$12,480	$15,571	$6,824	$117,614	$483,536
Mutual fund shares	374	835	46	680	11,107

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Rydex VIF S&P 500 Pure Value	Rydex VIF S&P MidCap 400 Pure Growth	Rydex VIF S&P SmallCap 600 Pure Growth	Rydex VIF S&P SmallCap 600 Pure Value	Rydex VIF Strengthening Dollar 2x Strategy
Assets:
Mutual funds, at market value	$1,496	$3,884	$82,496	$15,917	$25,370
Investment income receivable	-	-	-	-	-
Net assets	$1,496	$3,884	$82,496	$15,917	$25,370

Units outstanding:
EliteDesigns 0 Year	133	245	5,363	1,747	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	1,234	-	2,226
Total units	133	245	6,597	1,747	2,226

Unit value:
EliteDesigns 0 Year	$11.23	$15.82	$13.00	$9.10	$6.49
EliteDesigns 5 Year	$11.44	$16.11	$13.24	$9.26	$6.61
EliteDesigns II	$10.45	$10.23	$10.35	$8.90	$11.39

Mutual funds, at cost	$1,463	$4,353	$86,640	$21,097	$24,342
Mutual fund shares	15	121	1,964	152	584

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Rydex VIF Technology	Rydex VIF U.S. Government Money Market_(d)	Rydex VIF Utilities	SEI VP Conservative Strategy	SEI VP Defensive Strategy
Assets:
Mutual funds, at market value	$1	$1,677,027	$14,772	$39,128	$2,730
Investment income receivable	-	-	-	-	-
Net assets	$1	$1,677,027	$14,772	$39,128	$2,730

Units outstanding:
EliteDesigns 0 Year	-	133,914	1,348	-	289
EliteDesigns 5 Year	-	396	-	-	-
EliteDesigns II	-	71,904	-	4,184	-
Total units	-	206,214	1,348	4,184	289

Unit value:
EliteDesigns 0 Year	$11.49	$7.69	$10.96	$9.51	$9.43
EliteDesigns 5 Year	$11.70	$7.83	$11.16	$9.54	$9.46
EliteDesigns II	$11.68	$8.95	$10.05	$9.35	$9.27

Mutual funds, at cost	$1	$1,677,027	$15,922	$40,667	$2,799
Mutual fund shares	-	1,677,027	646	3,925	277

(d) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	SEI VP Market Growth Strategy	T. Rowe Price Blue Chip Growth	T. Rowe Price Equity Income	T. Rowe Price Health Sciences	T. Rowe Price Limited-Term Bond
Assets:
Mutual funds, at market value	$237,534	$190,278	$681,020	$403,635	$367,141
Investment income receivable	-	-	-	-	-
Net assets	$237,534	$190,278	$681,020	$403,635	$367,141

Units outstanding:
EliteDesigns 0 Year	4,185	5,285	57,297	5,298	33,945
EliteDesigns 5 Year	-	-	-	837	-
EliteDesigns II	21,835	8,145	-	16,665	7,639
Total units	26,020	13,430	57,297	22,800	41,584

Unit value:
EliteDesigns 0 Year	$9.26	$16.22	$11.89	$24.06	$8.79
EliteDesigns 5 Year	$9.29	$16.37	$12.00	$24.29	$8.87
EliteDesigns II	$9.10	$12.83	$9.69	$15.35	$9.02

Mutual funds, at cost	$261,012	$171,709	$655,686	$408,318	$373,541
Mutual fund shares	24,438	8,506	25,478	10,715	76,170

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Global Bond VIP Fund	Transparent Value Directional Allocation VI	Van Eck VIP Global Gold
Assets:
Mutual funds, at market value	$87,637	$179,598	$269,242	$9,375	$15,592
Investment income receivable	-	-	-	-	-
Net assets	$87,637	$179,598	$269,242	$9,375	$15,592

Units outstanding:
EliteDesigns 0 Year	6,679	13,083	24,035	1,061	1,482
EliteDesigns 5 Year	138	-	-	-	-
EliteDesigns II	1,427	227	5,086	-	1,410
Total units	8,244	13,310	29,121	1,061	2,892

Unit value:
EliteDesigns 0 Year	$11.41	$13.58	$9.31	$8.83	$5.09
EliteDesigns 5 Year	$11.58	$13.77	$9.40	$8.86	$5.12
EliteDesigns II	$6.89	$8.55	$8.94	$8.70	$5.71

Mutual funds, at cost	$124,793	$216,913	$300,148	$9,934	$15,801
Mutual fund shares	13,867	13,606	17,041	950	3,222

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Van Eck VIP Global Hard Assets	Virtus Equity Trend_(c)	Virtus International Series	Virtus Multi-Sector Fixed Income Series	Virtus Real Estate Securities Series
Assets:
Mutual funds, at market value	$56,702	$112,877	$147,027	$88,248	$147,884
Investment income receivable	-	-	-	-	-
Net assets	$56,702	$112,877	$147,027	$88,248	$147,884

Units outstanding:
EliteDesigns 0 Year	13,946	996	18,533	4,264	12,247
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	316	11,322	-	5,360	1,114
Total units	14,262	12,318	18,533	9,624	13,361

Unit value:
EliteDesigns 0 Year	$3.95	$9.77	$7.94	$9.07	$11.06
EliteDesigns 5 Year	$3.99	$9.83	$7.98	$9.12	$11.12
EliteDesigns II	$5.33	$9.11	$8.11	$9.25	$11.15

Mutual funds, at cost	$102,058	$123,480	$182,593	$93,499	$170,253
Mutual fund shares	3,468	9,919	10,494	10,085	6,472

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	VY Clarion Global Real Estate Portfolio	VY Clarion Real Estate Portfolio	Wells Fargo Omega Growth VT_(c)	Wells Fargo Opportunity VT_(c)	Wells Fargo Small Cap Value VT_(c)
Assets:
Mutual funds, at market value	$4,371	$10,646	$69,681	$3,430	$4,625
Investment income receivable	-	-	-	-	-
Net assets	$4,371	$10,646	$69,681	$3,430	$4,625

Units outstanding:
EliteDesigns 0 Year	220	896	-	266	378
EliteDesigns 5 Year	-	-	122	-	127
EliteDesigns II	214	-	6,135	-	-
Total units	434	896	6,257	266	505

Unit value:
EliteDesigns 0 Year	$10.26	$11.87	$13.07	$12.88	$9.14
EliteDesigns 5 Year	$10.32	$11.94	$13.19	$13.12	$9.23
EliteDesigns II	$9.86	$11.14	$11.10	$10.59	$8.79

Mutual funds, at cost	$4,335	$10,075	$87,089	$4,046	$4,984
Mutual fund shares	371	301	3,091	137	465

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations

Year Ended December 31, 2015

	7Twelve Balanced Portfolio	AB VPS Growth and Income_(c)	AB VPS Small/Mid Cap Value_(c)	Alger Capital Appreciation	ALPS/Alerian Energy Infrastructure
Investment income (loss):
Dividend distributions	$56	$731	$177	$-	$725
Expenses:
Mortality and expense risk charge	(69)	(371)	(294)	(1,989)	(571)
Net investment income (loss)	(13)	360	(117)	(1,989)	154

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	5,445	43,232	1,921
Realized capital gain (loss) on sales of fund shares	(1)	(1,332)	(46)	(1,194)	(876)
Change in unrealized appreciation/depreciation on investments during the year	(463)	(891)	(8,691)	(25,559)	(44,583)
Net realized and unrealized capital gain (loss) on investments	(464)	(2,223)	(3,292)	16,479	(43,538)
Net increase (decrease) in net assets from operations	$(477)	$(1,863)	$(3,409)	$14,490	$(43,384)

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	American Century VP Income & Growth	American Century VP Mid Cap Value_(e)	American Century VP Value	American Funds IS Asset Allocation	American Funds IS Blue Chip Income and Growth
Investment income (loss):
Dividend distributions	$2,412	$1,578	$61	$398	$3,954
Expenses:
Mortality and expense risk charge	(583)	(737)	(9)	(309)	(359)
Net investment income (loss)	1,829	841	52	89	3,595

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	10,740	6,033	-	1,511	580
Realized capital gain (loss) on sales of fund shares	884	10,624	-	(9)	(15)
Change in unrealized appreciation/depreciation on investments during the year	(21,544)	(18,628)	(501)	(1,667)	(8,041)
Net realized and unrealized capital gain (loss) on investments	(9,920)	(1,971)	(501)	(165)	(7,476)
Net increase (decrease) in net assets from operations	$(8,091)	$(1,130)	$(449)	$(76)	$(3,881)

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	American Funds IS Global Bond	American Funds IS Global Growth	American Funds IS Growth	American Funds IS International	American Funds IS International Growth and Income
Investment income (loss):
Dividend distributions	$23	$106	$727	$522	$1,649
Expenses:
Mortality and expense risk charge	(254)	(9)	(563)	(257)	(310)
Net investment income (loss)	(231)	97	164	265	1,339

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	2,389	-	15,896	1,846	1,387
Realized capital gain (loss) on sales of fund shares	(12)	-	(767)	(2,174)	(23)
Change in unrealized appreciation/depreciation on investments during the year	(5,981)	(396)	(14,259)	(5,820)	(13,435)
Net realized and unrealized capital gain (loss) on investments	(3,604)	(396)	870	(6,148)	(12,071)
Net increase (decrease) in net assets from operations	$(3,835)	$(299)	$1,034	$(5,883)	$(10,732)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	American Funds IS Mortgage	American Funds IS New World	American Funds IS U.S. Government/- AAA-Rated Securities	BlackRock Basic Value V.I.	BlackRock Equity Dividend V.I.
Investment income (loss):
Dividend distributions	$559	$222	$2,330	$133	$2,149
Expenses:
Mortality and expense risk charge	(259)	(312)	(836)	(48)	(2,233)
Net investment income (loss)	300	(90)	1,494	85	(84)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	348	1,840	-	1,133	7,890
Realized capital gain (loss) on sales of fund shares	(32)	(3,267)	2	-	(734)
Change in unrealized appreciation/depreciation on investments during the year	(899)	(5,062)	(2,609)	(1,352)	(11,166)
Net realized and unrealized capital gain (loss) on investments	(583)	(6,489)	(2,607)	(219)	(4,010)
Net increase (decrease) in net assets from operations	$(283)	$(6,579)	$(1,113)	$(134)	$(4,094)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.	Deutsche Core Equity VIP	Deutsche Global Growth VIP	Deutsche Global Small Cap VIP
Investment income (loss):
Dividend distributions	$2,988	$15,816	$218	$38	$57
Expenses:
Mortality and expense risk charge	(2,911)	(1,495)	(1,364)	(10)	(276)
Net investment income (loss)	77	14,321	(1,146)	28	(219)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	16,884	2,181	85	-	910
Realized capital gain (loss) on sales of fund shares	(1,986)	(2,495)	7	488	(8)
Change in unrealized appreciation/depreciation on investments during the year	(20,911)	(29,439)	(420)	(210)	(2,770)
Net realized and unrealized capital gain (loss) on investments	(6,013)	(29,753)	(328)	278	(1,868)
Net increase (decrease) in net assets from operations	$(5,936)	$(15,432)	$(1,474)	$306	$(2,087)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Deutsche Government & Agency Securities VIP	Dimensional VA Global Bond Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio
Investment income (loss):
Dividend distributions	$-	$991	$803	$6,123	$105
Expenses:
Mortality and expense risk charge	(7)	(1,454)	(864)	(1,839)	(307)
Net investment income (loss)	(7)	(463)	(61)	4,284	(202)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	263	1,242	-	32
Realized capital gain (loss) on sales of fund shares	(103)	1,253	4,485	1,352	(15)
Change in unrealized appreciation/depreciation on investments during the year	21	638	2,951	(21,551)	5
Net realized and unrealized capital gain (loss) on investments	(82)	2,154	8,678	(20,199)	22
Net increase (decrease) in net assets from operations	$(89)	$1,691	$8,617	$(15,915)	$(180)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio	Dreyfus IP Small Cap Stock Index	Dreyfus IP Technology Growth	Eaton Vance VT Floating-Rate Income
Investment income (loss):
Dividend distributions	$15,597	$308	$746	$-	$804
Expenses:
Mortality and expense risk charge	(6,255)	(401)	(505)	(23)	(109)
Net investment income (loss)	9,342	(93)	241	(23)	695

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	34,680	1,601	6,651	-	-
Realized capital gain (loss) on sales of fund shares	3,780	2,990	2,037	-	(6)
Change in unrealized appreciation/depreciation on investments during the year	(80,145)	(3,734)	(9,337)	(174)	(1,353)
Net realized and unrealized capital gain (loss) on investments	(41,685)	857	(649)	(174)	(1,359)
Net increase (decrease) in net assets from operations	$(32,343)	$764	$(408)	$(197)	$(664)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Federated Fund for U.S. Government Securities II	Federated High Income Bond II	Fidelity VIP Balanced	Fidelity VIP Contrafund	Fidelity VIP Disciplined Small Cap
Investment income (loss):
Dividend distributions	$915	$5,031	$2,646	$5,645	$56
Expenses:
Mortality and expense risk charge	(429)	(689)	(669)	(3,272)	(213)
Net investment income (loss)	486	4,342	1,977	2,373	(157)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	1,236	49,035	100
Realized capital gain (loss) on sales of fund shares	1,287	(4,740)	(78)	7,365	2,582
Change in unrealized appreciation/depreciation on investments during the year	(1,449)	(1,611)	(6,739)	(55,775)	(580)
Net realized and unrealized capital gain (loss) on investments	(162)	(6,351)	(5,581)	625	2,102
Net increase (decrease) in net assets from operations	$324	$(2,009)	$(3,604)	$2,998	$1,945

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Fidelity VIP Emerging Markets	Fidelity VIP Growth & Income	Fidelity VIP Growth Opportunities	Fidelity VIP High Income	Fidelity VIP Index 500
Investment income (loss):
Dividend distributions	$154	$872	$10	$3,178	$15,969
Expenses:
Mortality and expense risk charge	(231)	(235)	(1,448)	(374)	(3,626)
Net investment income (loss)	(77)	637	(1,438)	2,804	12,343

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	2,417	33,731	-	413
Realized capital gain (loss) on sales of fund shares	(272)	2,265	1,497	(17)	9,650
Change in unrealized appreciation/depreciation on investments during the year	(3,888)	(7,517)	(18,774)	(7,158)	(17,727)
Net realized and unrealized capital gain (loss) on investments	(4,160)	(2,835)	16,454	(7,175)	(7,664)
Net increase (decrease) in net assets from operations	$(4,237)	$(2,198)	$15,016	$(4,371)	$4,679

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Fidelity VIP Investment Grade Bond	Fidelity VIP Mid Cap	Fidelity VIP Overseas	Fidelity VIP Real Estate	Fidelity VIP Strategic Income
Investment income (loss):
Dividend distributions	$5,898	$483	$183	$2,103	$942
Expenses:
Mortality and expense risk charge	(1,847)	(766)	(94)	(587)	(939)
Net investment income (loss)	4,051	(283)	89	1,516	3

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	288	16,857	16	2,837	81
Realized capital gain (loss) on sales of fund shares	(3,090)	3,817	(6)	3,453	(7,269)
Change in unrealized appreciation/depreciation on investments during the year	(7,046)	(25,803)	(1,159)	(4,278)	15,399
Net realized and unrealized capital gain (loss) on investments	(9,848)	(5,129)	(1,149)	2,012	8,211
Net increase (decrease) in net assets from operations	$(5,797)	$(5,412)	$(1,060)	$3,528	$8,214

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Franklin Growth and Income VIP Fund	Franklin High Income VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund
Investment income (loss):
Dividend distributions	$4,927	$9,897	$5,615	$-	$19,390
Expenses:
Mortality and expense risk charge	(1,300)	(1,573)	(1,684)	(99)	(4,044)
Net investment income (loss)	3,627	8,324	3,931	(99)	15,346

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	3,335	-	-	3	39,025
Realized capital gain (loss) on sales of fund shares	37	(455)	(89)	2,371	543
Change in unrealized appreciation/depreciation on investments during the year	(11,283)	(29,461)	(14,228)	(792)	(91,539)
Net realized and unrealized capital gain (loss) on investments	(7,911)	(29,916)	(14,317)	1,582	(51,971)
Net increase (decrease) in net assets from operations	$(4,284)	$(21,592)	$(10,386)	$1,483	$(36,625)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin U.S. Government Securities VIP Fund
Investment income (loss):
Dividend distributions	$658	$2,517	$707	$2,701	$689
Expenses:
Mortality and expense risk charge	(115)	(715)	(738)	(237)	(418)
Net investment income (loss)	543	1,802	(31)	2,464	271

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,453	18,626	16,268	718	-
Realized capital gain (loss) on sales of fund shares	(7)	(8,286)	(2,347)	(2,733)	(29)
Change in unrealized appreciation/depreciation on investments during the year	(3,582)	(23,850)	(27,932)	(1,126)	(725)
Net realized and unrealized capital gain (loss) on investments	(2,136)	(13,510)	(14,011)	(3,141)	(754)
Net increase (decrease) in net assets from operations	$(1,593)	$(11,708)	$(14,042)	$(677)	$(483)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Goldman Sachs VIT Growth Opportunities	Goldman Sachs VIT High Quality Floating Rate	Goldman Sachs VIT Large Cap Value	Goldman Sachs VIT Mid Cap Value	Goldman Sachs VIT Small Cap Equity Insights
Investment income (loss):
Dividend distributions	$-	$1,902	$-	$89	$-
Expenses:
Mortality and expense risk charge	(49)	(2,116)	(306)	(565)	(171)
Net investment income (loss)	(49)	(214)	(306)	(476)	(171)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	3	5,656	-
Realized capital gain (loss) on sales of fund shares	(7,496)	(2,013)	1,518	(1,087)	(11,459)
Change in unrealized appreciation/depreciation on investments during the year	6,860	(1,482)	-	(6,986)	11,533
Net realized and unrealized capital gain (loss) on investments	(636)	(3,495)	1,521	(2,417)	74
Net increase (decrease) in net assets from operations	$(685)	$(3,709)	$1,215	$(2,893)	$(97)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Goldman Sachs VIT Strategic Growth	Goldman Sachs VIT Strategic International Equity	Guggenheim VIF CLS AdvisorOne Global Diversified Equity_(c)	Guggenheim VIF CLS AdvisorOne Global Growth_(c)	Guggenheim VIF CLS AdvisorOne Growth and Income_(c)
Investment income (loss):
Dividend distributions	$-	$-	$1,627	$573	$1
Expenses:
Mortality and expense risk charge	(351)	(6)	(885)	(275)	(39)
Net investment income (loss)	(351)	(6)	742	298	(38)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	2	-	10,428	649	-
Realized capital gain (loss) on sales of fund shares	5,630	(303)	(1,434)	(1,307)	(934)
Change in unrealized appreciation/depreciation on investments during the year	-	-	(21,387)	(4,543)	1,563
Net realized and unrealized capital gain (loss) on investments	5,632	(303)	(12,393)	(5,201)	629
Net increase (decrease) in net assets from operations	$5,281	$(309)	$(11,651)	$(4,903)	$591

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity
Investment income (loss):
Dividend distributions	$4,369	$1,784	$1,932	$359	$-
Expenses:
Mortality and expense risk charge	(2,020)	(599)	(104)	(120)	(562)
Net investment income (loss)	2,349	1,185	1,828	239	(562)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	287	2,447	382	4,654	-
Realized capital gain (loss) on sales of fund shares	1,669	6,755	127	1,123	73
Change in unrealized appreciation/depreciation on investments during the year	(6,180)	(17,107)	(2,724)	(6,747)	224
Net realized and unrealized capital gain (loss) on investments	(4,224)	(7,905)	(2,215)	(970)	297
Net increase (decrease) in net assets from operations	$(1,875)	$(6,720)	$(387)	$(731)	$(265)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Guggenheim VIF Macro Opportunities	Guggenheim VIF Mid Cap Value	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VIF Small Cap Value	Guggenheim VIF StylePlus Large Core
Investment income (loss):
Dividend distributions	$7,863	$153	$2,321	$-	$164
Expenses:
Mortality and expense risk charge	(1,895)	(292)	(2,073)	(19)	(75)
Net investment income (loss)	5,968	(139)	248	(19)	89

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	658	3,993	-	696	1,047
Realized capital gain (loss) on sales of fund shares	(2,620)	(1,815)	465	(2)	849
Change in unrealized appreciation/depreciation on investments during the year	(10,814)	(6,996)	(915)	(1,043)	(1,298)
Net realized and unrealized capital gain (loss) on investments	(12,776)	(4,818)	(450)	(349)	598
Net increase (decrease) in net assets from operations	$(6,808)	$(4,957)	$(202)	$(368)	$687

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth	Guggenheim VIF Total Return Bond	Ibbotson Aggressive Growth ETF Asset Allocation	Ibbotson Balanced ETF Asset Allocation
Investment income (loss):
Dividend distributions	$-	$140	$5,462	$179	$13,589
Expenses:
Mortality and expense risk charge	(50)	(68)	(1,297)	(200)	(13,864)
Net investment income (loss)	(50)	72	4,165	(21)	(275)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	(1)	906	-	217	25,425
Realized capital gain (loss) on sales of fund shares	2,233	(414)	4,711	(8)	(4,106)
Change in unrealized appreciation/depreciation on investments during the year	(607)	(1,155)	(6,547)	(993)	(55,947)
Net realized and unrealized capital gain (loss) on investments	1,625	(663)	(1,836)	(784)	(34,628)
Net increase (decrease) in net assets from operations	$1,575	$(591)	$2,329	$(805)	$(34,903)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Ibbotson Conservative ETF Asset Allocation	Ibbotson Growth ETF Asset Allocation	Ibbotson Income and Growth ETF Asset Allocation	Invesco V.I. American Value	Invesco V.I. Balanced-Risk Allocation
Investment income (loss):
Dividend distributions	$15,118	$2,911	$132	$3	$371
Expenses:
Mortality and expense risk charge	(11,884)	(3,244)	(92)	(419)	(52)
Net investment income (loss)	3,234	(333)	40	(416)	319

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	30,900	3,348	330	3,829	836
Realized capital gain (loss) on sales of fund shares	(581)	250	(2)	(357)	(6)
Change in unrealized appreciation/depreciation on investments during the year	(60,237)	(13,464)	(828)	(6,475)	(1,907)
Net realized and unrealized capital gain (loss) on investments	(29,918)	(9,866)	(500)	(3,003)	(1,077)
Net increase (decrease) in net assets from operations	$(26,684)	$(10,199)	$(460)	$(3,419)	$(758)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Invesco V.I. Comstock	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity	Invesco V.I. Global Health Care	Invesco V.I. Global Real Estate
Investment income (loss):
Dividend distributions	$542	$303	$-	$-	$1,213
Expenses:
Mortality and expense risk charge	(314)	(189)	(78)	(321)	(415)
Net investment income (loss)	228	114	(78)	(321)	798

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	90	1,171	-	6,812	-
Realized capital gain (loss) on sales of fund shares	8,328	(5)	(53)	(12,950)	2,265
Change in unrealized appreciation/depreciation on investments during the year	(11,281)	(1,801)	(33)	(2,425)	(6,895)
Net realized and unrealized capital gain (loss) on investments	(2,863)	(635)	(86)	(8,563)	(4,630)
Net increase (decrease) in net assets from operations	$(2,635)	$(521)	$(164)	$(8,884)	$(3,832)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Invesco V.I. Government Securities	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth
Investment income (loss):
Dividend distributions	$466	$238	$941	$18	$-
Expenses:
Mortality and expense risk charge	(359)	(103)	(777)	(83)	(18)
Net investment income (loss)	107	135	164	(65)	(18)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	1,686	-
Realized capital gain (loss) on sales of fund shares	(1,540)	(271)	13,739	(1,468)	(169)
Change in unrealized appreciation/depreciation on investments during the year	1,415	91	(16,132)	(965)	-
Net realized and unrealized capital gain (loss) on investments	(125)	(180)	(2,393)	(747)	(169)
Net increase (decrease) in net assets from operations	$(18)	$(45)	$(2,229)	$(812)	$(187)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Invesco V.I. S&P 500 Index	Invesco V.I. Small Cap Equity	Ivy Funds VIP Asset Strategy	Ivy Funds VIP Balanced	Ivy Funds VIP Core Equity
Investment income (loss):
Dividend distributions	$226	$-	$142	$250	$282
Expenses:
Mortality and expense risk charge	(194)	(675)	(199)	(158)	(222)
Net investment income (loss)	32	(675)	(57)	92	60

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,340	18,471	6,813	3,677	13,211
Realized capital gain (loss) on sales of fund shares	(268)	4,775	(286)	(2,678)	(5,767)
Change in unrealized appreciation/depreciation on investments during the year	(5,175)	(28,003)	(9,951)	(2,416)	(6,987)
Net realized and unrealized capital gain (loss) on investments	(4,103)	(4,757)	(3,424)	(1,417)	457
Net increase (decrease) in net assets from operations	$(4,071)	$(5,432)	$(3,481)	$(1,325)	$517

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Ivy Funds VIP Energy	Ivy Funds VIP Global Bond	Ivy Funds VIP Global Growth_(c)	Ivy Funds VIP Global Natural Resources	Ivy Funds VIP Growth
Investment income (loss):
Dividend distributions	$10	$-	$147	$-	$-
Expenses:
Mortality and expense risk charge	(296)	(7)	(147)	(24)	(113)
Net investment income (loss)	(286)	(7)	-	(24)	(113)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	93	-	1,699	-	-
Realized capital gain (loss) on sales of fund shares	(79)	(205)	(125)	(1)	(177)
Change in unrealized appreciation/depreciation on investments during the year	(5,896)	96	(950)	(935)	136
Net realized and unrealized capital gain (loss) on investments	(5,882)	(109)	624	(936)	(41)
Net increase (decrease) in net assets from operations	$(6,168)	$(116)	$624	$(960)	$(154)

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Ivy Funds VIP High Income	Ivy Funds VIP International Core Equity	Ivy Funds VIP Limited-Term Bond	Ivy Funds VIP Mid Cap Growth	Ivy Funds VIP Real Estate Securities
Investment income (loss):
Dividend distributions	$10,674	$322	$5,326	$-	$173
Expenses:
Mortality and expense risk charge	(684)	(210)	(1,817)	(638)	(253)
Net investment income (loss)	9,990	112	3,509	(638)	(80)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,812	3,180	-	9,644	1,654
Realized capital gain (loss) on sales of fund shares	(9,746)	(658)	(82)	(1,716)	(6,881)
Change in unrealized appreciation/depreciation on investments during the year	(7,585)	(4,170)	(2,807)	(13,457)	265
Net realized and unrealized capital gain (loss) on investments	(15,519)	(1,648)	(2,889)	(5,529)	(4,962)
Net increase (decrease) in net assets from operations	$(5,529)	$(1,536)	$620	$(6,167)	$(5,042)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Ivy Funds VIP Science and Technology	Ivy Funds VIP Small Cap Growth	Ivy Funds VIP Small Cap Value	Ivy Funds VIP Value	Janus Aspen Enterprise
Investment income (loss):
Dividend distributions	$-	$-	$29	$28	$195
Expenses:
Mortality and expense risk charge	(454)	(178)	(467)	(77)	(143)
Net investment income (loss)	(454)	(178)	(438)	(49)	52

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,684	-	2,646	463	2,918
Realized capital gain (loss) on sales of fund shares	(306)	(10)	(863)	(3,934)	(31)
Change in unrealized appreciation/depreciation on investments during the year	(3,930)	(2,832)	(4,819)	853	(3,936)
Net realized and unrealized capital gain (loss) on investments	(2,552)	(2,842)	(3,036)	(2,618)	(1,049)
Net increase (decrease) in net assets from operations	$(3,006)	$(3,020)	$(3,474)	$(2,667)	$(997)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Janus Aspen Forty	Janus Aspen Janus Portfolio	Janus Aspen Overseas	Janus Aspen Perkins Mid Cap Value	JPMorgan Insurance Trust Core Bond Portfolio
Investment income (loss):
Dividend distributions	$-	$64	$202	$239	$1,649
Expenses:
Mortality and expense risk charge	(118)	(59)	(203)	(90)	(215)
Net investment income (loss)	(118)	5	(1)	149	1,434

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	651	2,697	227	2,244	-
Realized capital gain (loss) on sales of fund shares	(7,256)	104	(29)	(37)	(5)
Change in unrealized appreciation/depreciation on investments during the year	7,184	(1,398)	(3,757)	(3,419)	(1,233)
Net realized and unrealized capital gain (loss) on investments	579	1,403	(3,559)	(1,212)	(1,238)
Net increase (decrease) in net assets from operations	$461	$1,408	$(3,560)	$(1,063)	$196

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	JPMorgan Insurance Trust Intrepid MidCap Portfolio	JPMorgan Insurance Trust Small Cap Core Portfolio	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Calibrated Dividend Growth VC	Lord Abbett Series Developing Growth VC
Investment income (loss):
Dividend distributions	$1,353	$-	$7,534	$63	$-
Expenses:
Mortality and expense risk charge	(1,194)	(118)	(1,678)	(16)	(154)
Net investment income (loss)	159	(118)	5,856	47	(154)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	31,733	-	934	306	142
Realized capital gain (loss) on sales of fund shares	(847)	(7)	(2,458)	(1)	(1,696)
Change in unrealized appreciation/depreciation on investments during the year	(45,888)	(4,709)	(5,731)	(443)	(1,487)
Net realized and unrealized capital gain (loss) on investments	(15,002)	(4,716)	(7,255)	(138)	(3,041)
Net increase (decrease) in net assets from operations	$(14,843)	$(4,834)	$(1,399)	$(91)	$(3,195)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Lord Abbett Series Growth and Income VC	Lord Abbett Series Total Return VC	MFS VIT Emerging Markets Equity	MFS VIT II MA Investors Growth Stock_(c)	MFS VIT II Research International_(c)
Investment income (loss):
Dividend distributions	$409	$5,197	$208	$-	$1,597
Expenses:
Mortality and expense risk charge	(488)	(914)	(136)	(9)	(651)
Net investment income (loss)	(79)	4,283	72	(9)	946

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,752	225	-	-	745
Realized capital gain (loss) on sales of fund shares	22	58	(116)	-	(420)
Change in unrealized appreciation/depreciation on investments during the year	(3,145)	(6,320)	(4,513)	(423)	(11,853)
Net realized and unrealized capital gain (loss) on investments	(1,371)	(6,037)	(4,629)	(423)	(11,528)
Net increase (decrease) in net assets from operations	$(1,450)	$(1,754)	$(4,557)	$(432)	$(10,582)

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	MFS VIT International Value	MFS VIT Investors Trust	MFS VIT New Discovery	MFS VIT Research	MFS VIT Total Return
Investment income (loss):
Dividend distributions	$57	$-	$-	$314	$-
Expenses:
Mortality and expense risk charge	(192)	(53)	(359)	(951)	(37)
Net investment income (loss)	(135)	(53)	(359)	(637)	(37)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	33	-	2,552	5,167	-
Realized capital gain (loss) on sales of fund shares	(344)	2	(8,359)	6	-
Change in unrealized appreciation/depreciation on investments during the year	126	344	(1,728)	(3,631)	(386)
Net realized and unrealized capital gain (loss) on investments	(185)	346	(7,535)	1,542	(386)
Net increase (decrease) in net assets from operations	$(320)	$293	$(7,894)	$905	$(423)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	MFS VIT Total Return Bond_(c)	MFS VIT Utilities	Morgan Stanley UIF Emerging Markets Equity	Neuberger Berman AMT Guardian	Oppenheimer Global Fund/VA
Investment income (loss):
Dividend distributions	$1,830	$3,378	$1,123	$169	$272
Expenses:
Mortality and expense risk charge	(1,442)	(492)	(519)	(339)	(364)
Net investment income (loss)	388	2,886	604	(170)	(92)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	5,928	-	5,882	1,673
Realized capital gain (loss) on sales of fund shares	4,865	(1,097)	(3,179)	(56)	(634)
Change in unrealized appreciation/depreciation on investments during the year	(7,090)	(20,556)	(6,102)	(7,165)	(2,776)
Net realized and unrealized capital gain (loss) on investments	(2,225)	(15,725)	(9,281)	(1,339)	(1,737)
Net increase (decrease) in net assets from operations	$(1,837)	$(12,839)	$(8,677)	$(1,509)	$(1,829)

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer International Growth Fund/VA	Oppenheimer Main Street Small Cap Fund/VA	PIMCO VIT All Asset	PIMCO VIT Commodity- RealReturn Strategy
Investment income (loss):
Dividend distributions	$1,043	$3,138	$1,445	$1,949	$4,304
Expenses:
Mortality and expense risk charge	(617)	(1,639)	(1,277)	(390)	(483)
Net investment income (loss)	426	1,499	168	1,559	3,821

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	23,698	33,477	-	-
Realized capital gain (loss) on sales of fund shares	(625)	(11,519)	(1,227)	399	(6,631)
Change in unrealized appreciation/depreciation on investments during the year	(3,123)	(4,549)	(50,789)	(6,868)	(27,677)
Net realized and unrealized capital gain (loss) on investments	(3,748)	7,630	(18,539)	(6,469)	(34,308)
Net increase (decrease) in net assets from operations	$(3,322)	$9,129	$(18,371)	$(4,910)	$(30,487)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	PIMCO VIT Emerging Markets Bond	PIMCO VIT Global Bond (Unhedged)	PIMCO VIT High Yield	PIMCO VIT Low Duration Advisor Class	PIMCO VIT Real Return Advisor Class
Investment income (loss):
Dividend distributions	$15,189	$144	$2,291	$56,904	$3,386
Expenses:
Mortality and expense risk charge	(1,486)	(69)	(385)	(5,339)	(646)
Net investment income (loss)	13,703	75	1,906	51,565	2,740

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,089	-	53	-	-
Realized capital gain (loss) on sales of fund shares	(15,375)	(6)	(2,445)	(5,853)	(370)
Change in unrealized appreciation/depreciation on investments during the year	(2,879)	(488)	(188)	(56,950)	(5,408)
Net realized and unrealized capital gain (loss) on investments	(17,165)	(494)	(2,580)	(62,803)	(5,778)
Net increase (decrease) in net assets from operations	$(3,462)	$(419)	$(674)	$(11,238)	$(3,038)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	PIMCO VIT Short-Term	PIMCO VIT Total Return Administrative Class_(e)	PIMCO VIT Total Return Advisor Class	Pioneer Bond VCT	Pioneer High Yield VCT
Investment income (loss):
Dividend distributions	$550	$3,768	$14,127	$6,204	$1,426
Expenses:
Mortality and expense risk charge	(343)	(315)	(3,069)	(1,003)	(269)
Net investment income (loss)	207	3,453	11,058	5,201	1,157

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	21	143	3,216	1,959	-
Realized capital gain (loss) on sales of fund shares	500	739	(438)	(120)	355
Change in unrealized appreciation/depreciation on investments during the year	6	(3,187)	(16,153)	(7,273)	(2,570)
Net realized and unrealized capital gain (loss) on investments	527	(2,305)	(13,375)	(5,434)	(2,215)
Net increase (decrease) in net assets from operations	$734	$1,148	$(2,317)	$(233)	$(1,058)

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Pioneer Real Estate Shares VCT	Pioneer Strategic Income VCT	Power Income VIT	Probabilities Fund	Putnam VT Absolute Return 500
Investment income (loss):
Dividend distributions	$73	$3,274	$275	$-	$-
Expenses:
Mortality and expense risk charge	(19)	(1,648)	(170)	(1,229)	(1,232)
Net investment income (loss)	54	1,626	105	(1,229)	(1,232)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	449	-	28,809	-
Realized capital gain (loss) on sales of fund shares	-	(26)	(16)	(150)	(63)
Change in unrealized appreciation/depreciation on investments during the year	222	(7,501)	(552)	(44,277)	(3,054)
Net realized and unrealized capital gain (loss) on investments	222	(7,078)	(568)	(15,618)	(3,117)
Net increase (decrease) in net assets from operations	$276	$(5,452)	$(463)	$(16,847)	$(4,349)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Putnam VT Equity Income	Putnam VT Growth Opportunities	Putnam VT High Yield	Putnam VT Income	Putnam VT Voyager
Investment income (loss):
Dividend distributions	$1,337	$-	$8,526	$6,938	$-
Expenses:
Mortality and expense risk charge	(1,962)	(593)	(344)	(702)	(53)
Net investment income (loss)	(625)	(593)	8,182	6,236	(53)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	8	18	(11,779)	(353)	2
Change in unrealized appreciation/depreciation on investments during the year	(9,113)	3,701	(3,134)	(8,309)	225
Net realized and unrealized capital gain (loss) on investments	(9,105)	3,719	(14,913)	(8,662)	227
Net increase (decrease) in net assets from operations	$(9,730)	$3,126	$(6,731)	$(2,426)	$174

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Rydex VIF Banking	Rydex VIF Basic Materials	Rydex VIF Biotechnology	Rydex VIF Consumer Products	Rydex VIF Dow 2x Strategy
Investment income (loss):
Dividend distributions	$44	$-	$-	$1,982	$-
Expenses:
Mortality and expense risk charge	(78)	(494)	(2,687)	(1,813)	(364)
Net investment income (loss)	(34)	(494)	(2,687)	169	(364)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	11,886	1
Realized capital gain (loss) on sales of fund shares	(1,866)	(9,436)	50,017	6,291	(21,085)
Change in unrealized appreciation/depreciation on investments during the year	-	(5,445)	(28,840)	955	12,662
Net realized and unrealized capital gain (loss) on investments	(1,866)	(14,881)	21,177	19,132	(8,422)
Net increase (decrease) in net assets from operations	$(1,900)	$(15,375)	$18,490	$19,301	$(8,786)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Rydex VIF Electronics	Rydex VIF Energy	Rydex VIF Energy Services	Rydex VIF Europe 1.25x Strategy	Rydex VIF Financial Services
Investment income (loss):
Dividend distributions	$-	$305	$8	$-	$26
Expenses:
Mortality and expense risk charge	(122)	(356)	(77)	(245)	(124)
Net investment income (loss)	(122)	(51)	(69)	(245)	(98)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	1,610	-	-	-
Realized capital gain (loss) on sales of fund shares	(1,255)	(1,307)	(31,437)	(2,200)	88
Change in unrealized appreciation/depreciation on investments during the year	(279)	(25,793)	26,253	(649)	(1,416)
Net realized and unrealized capital gain (loss) on investments	(1,534)	(25,490)	(5,184)	(2,849)	(1,328)
Net increase (decrease) in net assets from operations	$(1,656)	$(25,541)	$(5,253)	$(3,094)	$(1,426)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Rydex VIF Government Long Bond 1.2x Strategy	Rydex VIF Health Care	Rydex VIF Internet	Rydex VIF Inverse Dow 2x Strategy	Rydex VIF Inverse Government Long Bond Strategy
Investment income (loss):
Dividend distributions	$225	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(117)	(1,015)	(255)	(2)	(63)
Net investment income (loss)	108	(1,015)	(255)	(2)	(63)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	6,978	1,726	574	-	-
Realized capital gain (loss) on sales of fund shares	(4,530)	(15,424)	(661)	328	(1,380)
Change in unrealized appreciation/depreciation on investments during the year	(1,068)	(5,793)	(2,173)	-	-
Net realized and unrealized capital gain (loss) on investments	1,380	(19,491)	(2,260)	328	(1,380)
Net increase (decrease) in net assets from operations	$1,488	$(20,506)	$(2,515)	$326	$(1,443)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Rydex VIF Inverse NASDAQ-100 Strategy	Rydex VIF Inverse S&P 500 Strategy	Rydex VIF Japan 2x Strategy	Rydex VIF Leisure	Rydex VIF Mid-Cap 1.5x Strategy
Investment income (loss):
Dividend distributions	$-	$-	$-	$16	$-
Expenses:
Mortality and expense risk charge	(165)	(384)	(85)	(49)	(1,191)
Net investment income (loss)	(165)	(384)	(85)	(33)	(1,191)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	2,699	8,621
Realized capital gain (loss) on sales of fund shares	(2,318)	(6,203)	(668)	(4,382)	(11,552)
Change in unrealized appreciation/depreciation on investments during the year	(2,162)	(15,969)	(185)	(145)	(8,187)
Net realized and unrealized capital gain (loss) on investments	(4,480)	(22,172)	(853)	(1,828)	(11,118)
Net increase (decrease) in net assets from operations	$(4,645)	$(22,556)	$(938)	$(1,861)	$(12,309)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Rydex VIF NASDAQ-100	Rydex VIF NASDAQ-100 2x Strategy	Rydex VIF Nova	Rydex VIF Precious Metals	Rydex VIF Real Estate
Investment income (loss):
Dividend distributions	$-	$-	$-	$1,145	$280
Expenses:
Mortality and expense risk charge	(1,535)	(710)	(134)	(207)	(472)
Net investment income (loss)	(1,535)	(710)	(134)	938	(192)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	2,158	8,578	-	-	-
Realized capital gain (loss) on sales of fund shares	6,630	(34,919)	(920)	(61,822)	10,242
Change in unrealized appreciation/depreciation on investments during the year	3,684	25,119	907	51,886	(2,169)
Net realized and unrealized capital gain (loss) on investments	12,472	(1,222)	(13)	(9,936)	8,073
Net increase (decrease) in net assets from operations	$10,937	$(1,932)	$(147)	$(8,998)	$7,881

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Rydex VIF Retailing	Rydex VIF Russell 2000 1.5x Strategy	Rydex VIF Russell 2000 2x Strategy	Rydex VIF S&P 500 2x Strategy	Rydex VIF S&P 500 Pure Growth
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(259)	(978)	(12)	(352)	(1,827)
Net investment income (loss)	(259)	(978)	(12)	(352)	(1,827)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,419	-	-	11,050	9,727
Realized capital gain (loss) on sales of fund shares	4,764	(10,471)	-	(32,715)	10,356
Change in unrealized appreciation/depreciation on investments during the year	(3,902)	-	(360)	1,137	441
Net realized and unrealized capital gain (loss) on investments	2,281	(10,471)	(360)	(20,528)	20,524
Net increase (decrease) in net assets from operations	$2,022	$(11,449)	$(372)	$(20,880)	$18,697

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Rydex VIF S&P 500 Pure Value	Rydex VIF S&P MidCap 400 Pure Growth	Rydex VIF S&P MidCap 400 Pure Value	Rydex VIF S&P SmallCap 600 Pure Growth	Rydex VIF S&P SmallCap 600 Pure Value
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(15)	(2,034)	(7)	(2,392)	(481)
Net investment income (loss)	(15)	(2,034)	(7)	(2,392)	(481)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	9	9,980	-	15,695	10,271
Realized capital gain (loss) on sales of fund shares	(4,090)	(1,994)	(415)	(2,972)	(22,412)
Change in unrealized appreciation/depreciation on investments during the year	276	125	-	(6,033)	(3,574)
Net realized and unrealized capital gain (loss) on investments	(3,805)	8,111	(415)	6,690	(15,715)
Net increase (decrease) in net assets from operations	$(3,820)	$6,077	$(422)	$4,298	$(16,196)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Rydex VIF Strengthening Dollar 2x Strategy	Rydex VIF Technology	Rydex VIF Tele- communications	Rydex VIF Transportation	Rydex VIF U.S. Government Money Market_(d)
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(77)	(87)	(50)	(75)	(19,183)
Net investment income (loss)	(77)	(87)	(50)	(75)	(19,183)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	1	-
Realized capital gain (loss) on sales of fund shares	(153)	459	527	(1,389)	-
Change in unrealized appreciation/depreciation on investments during the year	1,028	(110)	-	-	-
Net realized and unrealized capital gain (loss) on investments	875	349	527	(1,388)	-
Net increase (decrease) in net assets from operations	$798	$262	$477	$(1,463)	$(19,183)

(d) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Rydex VIF Utilities	SEI VP Conservative Strategy	SEI VP Defensive Strategy	SEI VP Market Growth Strategy	T. Rowe Price Blue Chip Growth
Investment income (loss):
Dividend distributions	$408	$598	$19	$2,358	$-
Expenses:
Mortality and expense risk charge	(271)	(584)	(6)	(1,474)	(857)
Net investment income (loss)	137	14	13	884	(857)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	297	14	4,474	-
Realized capital gain (loss) on sales of fund shares	6,072	(5)	-	(191)	11,624
Change in unrealized appreciation/depreciation on investments during the year	(2,816)	(1,077)	(69)	(23,378)	9,825
Net realized and unrealized capital gain (loss) on investments	3,256	(785)	(55)	(19,095)	21,449
Net increase (decrease) in net assets from operations	$3,393	$(771)	$(42)	$(18,211)	$20,592

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	T. Rowe Price Equity Income	T. Rowe Price Health Sciences	T. Rowe Price Limited-Term Bond	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund
Investment income (loss):
Dividend distributions	$9,924	$-	$4,039	$4,257	$9,091
Expenses:
Mortality and expense risk charge	(2,972)	(2,139)	(3,471)	(738)	(1,080)
Net investment income (loss)	6,952	(2,139)	568	3,519	8,011

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	13,276	30,411	-	27,111	9,285
Realized capital gain (loss) on sales of fund shares	27,470	5,118	(1,492)	(39,282)	(13,539)
Change in unrealized appreciation/depreciation on investments during the year	(92,900)	(16,989)	(2,363)	(23,189)	(19,656)
Net realized and unrealized capital gain (loss) on investments	(52,154)	18,540	(3,855)	(35,360)	(23,910)
Net increase (decrease) in net assets from operations	$(45,202)	$16,401	$(3,287)	$(31,841)	$(15,899)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Templeton Global Bond VIP Fund	Templeton Growth VIP Fund	Third Avenue Value	Transparent Value Directional Allocation VI	Van Eck VIP Global Gold
Investment income (loss):
Dividend distributions	$18,156	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(1,701)	(4)	(48)	(43)	(48)
Net investment income (loss)	16,455	(4)	(48)	(43)	(48)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,179	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(7,602)	57	(770)	(3)	(7)
Change in unrealized appreciation/depreciation on investments during the year	(22,437)	106	-	(264)	(209)
Net realized and unrealized capital gain (loss) on investments	(28,860)	163	(770)	(267)	(216)
Net increase (decrease) in net assets from operations	$(12,405)	$159	$(818)	$(310)	$(264)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Van Eck VIP Global Hard Assets	Virtus Equity Trend_(c)	Virtus International Series	Virtus Multi-Sector Fixed Income Series	Virtus Real Estate Securities Series
Investment income (loss):
Dividend distributions	$23	$-	$3,646	$2,634	$2,087
Expenses:
Mortality and expense risk charge	(349)	(1,344)	(727)	(394)	(874)
Net investment income (loss)	(326)	(1,344)	2,919	2,240	1,213

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	5,978	-	24,945
Realized capital gain (loss) on sales of fund shares	(663)	(1,000)	(207)	(288)	194
Change in unrealized appreciation/depreciation on investments during the year	(28,047)	(9,040)	(26,689)	(4,882)	(23,442)
Net realized and unrealized capital gain (loss) on investments	(28,710)	(10,040)	(20,918)	(5,170)	1,697
Net increase (decrease) in net assets from operations	$(29,036)	$(11,384)	$(17,999)	$(2,930)	$2,910

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	VY Clarion Global Real Estate Portfolio	VY Clarion Real Estate Portfolio	Wells Fargo International Equity VT_(c)	Wells Fargo Omega Growth VT_(c)	Wells Fargo Opportunity VT_(c)
Investment income (loss):
Dividend distributions	$63	$98	$200	$-	$22
Expenses:
Mortality and expense risk charge	(31)	(24)	(28)	(1,049)	(206)
Net investment income (loss)	32	74	172	(1,049)	(184)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	15,659	1,740
Realized capital gain (loss) on sales of fund shares	88	1	(615)	(4,655)	1,992
Change in unrealized appreciation/depreciation on investments during the year	(40)	571	-	(10,383)	(1,369)
Net realized and unrealized capital gain (loss) on investments	48	572	(615)	621	2,363
Net increase (decrease) in net assets from operations	$80	$646	$(443)	$(428)	$2,179

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

Wells Fargo Small Cap Value VT_(c)
Investment income (loss):
Dividend distributions	$49
Expenses:
Mortality and expense risk charge	(49)
Net investment income (loss)	-

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-
Realized capital gain (loss) on sales of fund shares	1,958
Change in unrealized appreciation/depreciation on investments during the year	(4,411)
Net realized and unrealized capital gain (loss) on investments	(2,453)
Net increase (decrease) in net assets from operations	$(2,453)

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2015 and 2014

	7Twelve Balanced Portfolio	AB VPS Growth and Income_(c)	AB VPS Small/Mid Cap Value_(c)		Alger Capital Appreciation
	2015	2015	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(13)	$360	$(117)	$(6)	$(1,989)	$(1,548)
Capital gains distributions	-	-	5,445	-	43,232	46,984
Realized capital gain (loss) on sales of fund shares	(1)	(1,332)	(46)	(345)	(1,194)	233
Change in unrealized appreciation/depreciation on investments during the year	(463)	(891)	(8,691)	(247)	(25,559)	(9,050)
Net increase (decrease) in net assets from operations	(477)	(1,863)	(3,409)	(598)	14,490	36,619

From contract owner transactions:
Variable annuity deposits	11,620	-	35,265	-	69,298	130,265
Contract owner maintenance charges	-	(70)	-	(1)	(38)	(45)
Terminations and withdrawals	(488)	(199)	-	(68)	(19,915)	(1,906)
Transfers between subaccounts, net	-	50,734	-	(11,750)	-	-
Net increase (decrease) in net assets from contract owner transactions	11,132	50,465	35,265	(11,819)	49,345	128,314
Net increase (decrease) in net assets	10,655	48,602	31,856	(12,417)	63,835	164,933
Net assets at beginning of year	-	-	-	12,417	314,151	149,218
Net assets at end of year	$10,655	$48,602	$31,856	$-	$377,986	$314,151

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	ALPS/Alerian Energy Infrastructure		American Century VP Income & Growth		American Century VP Inflation Protection
	2015	2014	2015	2014	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$154	$(164)	$1,829	$1,537	$(16)
Capital gains distributions	1,921	683	10,740	-	124
Realized capital gain (loss) on sales of fund shares	(876)	20	884	5,359	32
Change in unrealized appreciation/depreciation on investments during the year	(44,583)	(4,069)	(21,544)	5,059	90
Net increase (decrease) in net assets from operations	(43,384)	(3,530)	(8,091)	11,955	230

From contract owner transactions:
Variable annuity deposits	10,194	106,808	-	32,175	-
Contract owner maintenance charges	(20)	(18)	-	-	-
Terminations and withdrawals	(3,017)	-	(169)	(181)	(5,150)
Transfers between subaccounts, net	-	-	5,976	(19,401)	1
Net increase (decrease) in net assets from contract owner transactions	7,157	106,790	5,807	12,593	(5,149)
Net increase (decrease) in net assets	(36,227)	103,260	(2,284)	24,548	(4,919)
Net assets at beginning of year	110,943	7,683	130,500	105,952	4,919
Net assets at end of year	$74,716	$110,943	$128,216	$130,500	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	American Century VP Mid Cap Value_(e)		American Century VP Value	American Funds IS Asset Allocation	American Funds IS Blue Chip Income and Growth_(b)
	2015	2014	2015	2015	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$841	$487	$52	$89	$3,595	$156
Capital gains distributions	6,033	8,936	-	1,511	580	-
Realized capital gain (loss) on sales of fund shares	10,624	131	-	(9)	(15)	-
Change in unrealized appreciation/depreciation on investments during the year	(18,628)	11,479	(501)	(1,667)	(8,041)	(268)
Net increase (decrease) in net assets from operations	(1,130)	21,033	(449)	(76)	(3,881)	(112)

From contract owner transactions:
Variable annuity deposits	-	44,926	12,476	21,209	222,982	-
Contract owner maintenance charges	(4)	(63)	-	-	(4)	-
Terminations and withdrawals	(65,980)	(620)	-	-	(58)	-
Transfers between subaccounts, net	(55,769)	25,523	-	-	15,842	6,000
Net increase (decrease) in net assets from contract owner transactions	(121,753)	69,766	12,476	21,209	238,762	6,000
Net increase (decrease) in net assets	(122,883)	90,799	12,027	21,133	234,881	5,888
Net assets at beginning of year	173,579	82,780	-	-	5,888	-
Net assets at end of year	$50,696	$173,579	$12,027	$21,133	$240,769	$5,888

(b) Prior year new subaccount. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	American Funds IS Global Bond	American Funds IS Global Growth	American Funds IS Growth_(b)		American Funds IS International	American Funds IS International Growth and Income
	2015	2015	2015	2014	2015	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(231)	$97	$164	$242	$265	$1,339
Capital gains distributions	2,389	-	15,896	-	1,846	1,387
Realized capital gain (loss) on sales of fund shares	(12)	-	(767)	2	(2,174)	(23)
Change in unrealized appreciation/depreciation on investments during the year	(5,981)	(396)	(14,259)	273	(5,820)	(13,435)
Net increase (decrease) in net assets from operations	(3,835)	(299)	1,034	517	(5,883)	(10,732)

From contract owner transactions:
Variable annuity deposits	-	12,475	-	32,175	-	-
Contract owner maintenance charges	-	-	(71)	-	(62)	-
Terminations and withdrawals	(900)	-	(587)	(181)	(250)	(730)
Transfers between subaccounts, net	89,999	-	60,654	-	40,304	89,831
Net increase (decrease) in net assets from contract owner transactions	89,099	12,475	59,996	31,994	39,992	89,101
Net increase (decrease) in net assets	85,264	12,176	61,030	32,511	34,109	78,369
Net assets at beginning of year	-	-	32,511	-	-	-
Net assets at end of year	$85,264	$12,176	$93,541	$32,511	$34,109	$78,369

(b) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	American Funds IS Mortgage	American Funds IS New World_(b)		American Funds IS U.S. Government/- AAA-Rated Securities	BlackRock Basic Value V.I.
	2015	2015	2014	2015	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$300	$(90)	$56	$1,494	$85
Capital gains distributions	348	1,840	-	-	1,133
Realized capital gain (loss) on sales of fund shares	(32)	(3,267)	-	2	-
Change in unrealized appreciation/depreciation on investments during the year	(899)	(5,062)	(452)	(2,609)	(1,352)
Net increase (decrease) in net assets from operations	(283)	(6,579)	(396)	(1,113)	(134)

From contract owner transactions:
Variable annuity deposits	-	10,296	8,124	114,629	9,976
Contract owner maintenance charges	(44)	(46)	-	(45)	-
Terminations and withdrawals	(253)	-	-	-	-
Transfers between subaccounts, net	37,944	40,142	-	65,543	-
Net increase (decrease) in net assets from contract owner transactions	37,647	50,392	8,124	180,127	9,976
Net increase (decrease) in net assets	37,364	43,813	7,728	179,014	9,842
Net assets at beginning of year	-	7,728	-	-	-
Net assets at end of year	$37,364	$51,541	$7,728	$179,014	$9,842

(b) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	BlackRock Equity Dividend V.I.		BlackRock Global Allocation V.I.		BlackRock High Yield V.I.
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(84)	$288	$77	$2,587	$14,321	$8,159
Capital gains distributions	7,890	9,966	16,884	17,946	2,181	1,612
Realized capital gain (loss) on sales of fund shares	(734)	80	(1,986)	529	(2,495)	(2,029)
Change in unrealized appreciation/depreciation on investments during the year	(11,166)	2,218	(20,911)	(18,460)	(29,439)	(14,179)
Net increase (decrease) in net assets from operations	(4,094)	12,552	(5,936)	2,602	(15,432)	(6,437)

From contract owner transactions:
Variable annuity deposits	-	28,350	114,705	56,849	14,265	265,460
Contract owner maintenance charges	(92)	(69)	(62)	(80)	(85)	(36)
Terminations and withdrawals	(1,753)	(346)	(4,642)	(9,389)	(5,438)	(1,001)
Transfers between subaccounts, net	(36,689)	36,978	(37,661)	-	20,759	(58,752)
Net increase (decrease) in net assets from contract owner transactions	(38,534)	64,913	72,340	47,380	29,501	205,671
Net increase (decrease) in net assets	(42,628)	77,465	66,404	49,982	14,069	199,234
Net assets at beginning of year	170,790	93,325	206,009	156,027	308,119	108,885
Net assets at end of year	$128,162	$170,790	$272,413	$206,009	$322,188	$308,119

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Deutsche Capital Growth VIP	Deutsche Core Equity VIP	Deutsche Global Growth VIP		Deutsche Global Small Cap VIP
	2014	2015	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(46)	$(1,146)	$28	$32	$(219)	$17
Capital gains distributions	-	85	-	-	910	976
Realized capital gain (loss) on sales of fund shares	2,835	7	488	2	(8)	3
Change in unrealized appreciation/depreciation on investments during the year	-	(420)	(210)	(74)	(2,770)	(1,411)
Net increase (decrease) in net assets from operations	2,789	(1,474)	306	(40)	(2,087)	(415)

From contract owner transactions:
Variable annuity deposits	-	150,822	-	-	74,553	-
Contract owner maintenance charges	(33)	-	-	-	(5)	(8)
Terminations and withdrawals	-	-	-	-	-	-
Transfers between subaccounts, net	(2,756)	13,741	(8,398)	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(2,789)	164,563	(8,398)	-	74,548	(8)
Net increase (decrease) in net assets	-	163,089	(8,092)	(40)	72,461	(423)
Net assets at beginning of year	-	-	8,092	8,132	8,294	8,717
Net assets at end of year	$-	$163,089	$-	$8,092	$80,755	$8,294

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Deutsche Government & Agency Securities VIP		Deutsche High Income VIP	Dimensional VA Global Bond Portfolio
	2015	2014	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(7)	$957	$3,907	$(463)	$2,247
Capital gains distributions	-	-	-	263	277
Realized capital gain (loss) on sales of fund shares	(103)	(6,657)	(1,536)	1,253	6
Change in unrealized appreciation/depreciation on investments during the year	21	7,242	-	638	883
Net increase (decrease) in net assets from operations	(89)	1,542	2,371	1,691	3,413

From contract owner transactions:
Variable annuity deposits	-	-	-	27,349	4,893
Contract owner maintenance charges	-	-	-	(5)	(9)
Terminations and withdrawals	(13)	(54,111)	-	(254,339)	(584)
Transfers between subaccounts, net	(12,032)	12,202	(2,371)	107,459	-
Net increase (decrease) in net assets from contract owner transactions	(12,045)	(41,909)	(2,371)	(119,536)	4,300
Net increase (decrease) in net assets	(12,134)	(40,367)	-	(117,845)	7,713
Net assets at beginning of year	12,134	52,501	-	177,158	169,445
Net assets at end of year	$-	$12,134	$-	$59,313	$177,158

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Dimensional VA International Small Portfolio		Dimensional VA International Value Portfolio		Dimensional VA Short-Term Fixed Portfolio
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(61)	$1,824	$4,284	$2,662	$(202)	$(169)
Capital gains distributions	1,242	2,982	-	-	32	25
Realized capital gain (loss) on sales of fund shares	4,485	140	1,352	49	(15)	-
Change in unrealized appreciation/depreciation on investments during the year	2,951	(14,157)	(21,551)	(8,791)	5	(89)
Net increase (decrease) in net assets from operations	8,617	(9,211)	(15,915)	(6,080)	(180)	(233)

From contract owner transactions:
Variable annuity deposits	8,831	16,309	132,241	24,463	9,397	19,570
Contract owner maintenance charges	-	-	(12)	(16)	-	-
Terminations and withdrawals	(125,320)	(703)	(121,114)	(175)	(92)	(140)
Transfers between subaccounts, net	4,466	-	111,002	20,000	(19,381)	-
Net increase (decrease) in net assets from contract owner transactions	(112,023)	15,606	122,117	44,272	(10,076)	19,430
Net increase (decrease) in net assets	(103,406)	6,395	106,202	38,192	(10,256)	19,197
Net assets at beginning of year	137,766	131,371	80,672	42,480	44,455	25,258
Net assets at end of year	$34,360	$137,766	$186,874	$80,672	$34,199	$44,455

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Dimensional VA U.S. Large Value Portfolio		Dimensional VA U.S. Targeted Value Portfolio		Dreyfus IP Small Cap Stock Index
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$9,342	$5,629	$(93)	$132	$241	$(64)
Capital gains distributions	34,680	7,772	1,601	1,397	6,651	4,147
Realized capital gain (loss) on sales of fund shares	3,780	155	2,990	30	2,037	1,697
Change in unrealized appreciation/depreciation on investments during the year	(80,145)	4,890	(3,734)	(1,316)	(9,337)	(2,832)
Net increase (decrease) in net assets from operations	(32,343)	18,446	764	243	(408)	2,948

From contract owner transactions:
Variable annuity deposits	177,508	282,723	5,798	9,786	-	3,743
Contract owner maintenance charges	(26)	-	(6)	(9)	-	-
Terminations and withdrawals	(244,535)	(746)	(53,049)	(70)	(58,149)	(11,066)
Transfers between subaccounts, net	389,842	20,002	40,074	10,000	23,522	(15,902)
Net increase (decrease) in net assets from contract owner transactions	322,789	301,979	(7,183)	19,707	(34,627)	(23,225)
Net increase (decrease) in net assets	290,446	320,425	(6,419)	19,950	(35,035)	(20,277)
Net assets at beginning of year	436,174	115,749	29,060	9,110	79,602	99,879
Net assets at end of year	$726,620	$436,174	$22,641	$29,060	$44,567	$79,602

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Dreyfus IP Technology Growth	Dreyfus VIF International Value	Eaton Vance VT Floating-Rate Income_(b)		Federated Fund for U.S. Government Securities II
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(23)	$117	$695	$91	$486	$(140)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	-	5	(6)	(1)	1,287	12
Change in unrealized appreciation/depreciation on investments during the year	(174)	-	(1,353)	(227)	(1,449)	891
Net increase (decrease) in net assets from operations	(197)	122	(664)	(137)	324	763

From contract owner transactions:
Variable annuity deposits	11,336	-	18,713	18,926	-	26,392
Contract owner maintenance charges	(2)	(4)	-	-	(44)	-
Terminations and withdrawals	-	(757)	(122)	(104)	(3,581)	(2,688)
Transfers between subaccounts, net	-	639	2,014	2,000	(36,567)	80,422
Net increase (decrease) in net assets from contract owner transactions	11,334	(122)	20,605	20,822	(40,192)	104,126
Net increase (decrease) in net assets	11,137	-	19,941	20,685	(39,868)	104,889
Net assets at beginning of year	-	-	20,685	-	104,889	-
Net assets at end of year	$11,137	$-	$40,626	$20,685	$65,021	$104,889

(b) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Federated High Income Bond II		Fidelity VIP Balanced		Fidelity VIP Contrafund
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,342	$8,814	$1,977	$116	$2,373	$2,064
Capital gains distributions	-	-	1,236	1,573	49,035	10,721
Realized capital gain (loss) on sales of fund shares	(4,740)	396	(78)	(6)	7,365	5,101
Change in unrealized appreciation/depreciation on investments during the year	(1,611)	(5,553)	(6,739)	(144)	(55,775)	18,458
Net increase (decrease) in net assets from operations	(2,009)	3,657	(3,604)	1,539	2,998	36,344

From contract owner transactions:
Variable annuity deposits	104,790	-	134,118	11,883	96,118	38,581
Contract owner maintenance charges	(53)	(8)	-	-	(517)	(304)
Terminations and withdrawals	(84,355)	(2,429)	(133)	(108)	(1,770)	(381)
Transfers between subaccounts, net	(85,341)	(71,434)	57,397	-	78,199	379,272
Net increase (decrease) in net assets from contract owner transactions	(64,959)	(73,871)	191,382	11,775	172,030	417,168
Net increase (decrease) in net assets	(66,968)	(70,214)	187,778	13,314	175,028	453,512
Net assets at beginning of year	93,092	163,306	13,314	-	539,625	86,113
Net assets at end of year	$26,124	$93,092	$201,092	$13,314	$714,653	$539,625

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Fidelity VIP Disciplined Small Cap		Fidelity VIP Emerging Markets		Fidelity VIP Growth & Income
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(157)	$(37)	$(77)	$(237)	$637	$1,455
Capital gains distributions	100	817	-	-	2,417	8
Realized capital gain (loss) on sales of fund shares	2,582	2	(272)	2,403	2,265	49
Change in unrealized appreciation/depreciation on investments during the year	(580)	(293)	(3,888)	(116)	(7,517)	6,138
Net increase (decrease) in net assets from operations	1,945	489	(4,237)	2,050	(2,198)	7,650

From contract owner transactions:
Variable annuity deposits	4,919	-	4,091	750	-	80,629
Contract owner maintenance charges	(15)	-	(9)	(25)	-	(105)
Terminations and withdrawals	-	-	-	(20)	(487)	-
Transfers between subaccounts, net	(2,615)	-	7,538	11,726	(90,099)	24,028
Net increase (decrease) in net assets from contract owner transactions	2,289	-	11,620	12,431	(90,586)	104,552
Net increase (decrease) in net assets	4,234	489	7,383	14,481	(92,784)	112,202
Net assets at beginning of year	11,464	10,975	37,257	22,776	136,945	24,743
Net assets at end of year	$15,698	$11,464	$44,640	$37,257	$44,161	$136,945

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Fidelity VIP Growth Opportunities		Fidelity VIP High Income		Fidelity VIP Index 500
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,438)	$(502)	$2,804	$274	$12,343	$5,979
Capital gains distributions	33,731	183	-	-	413	486
Realized capital gain (loss) on sales of fund shares	1,497	41	(17)	(300)	9,650	38,870
Change in unrealized appreciation/depreciation on investments during the year	(18,774)	21,194	(7,158)	(415)	(17,727)	(3,109)
Net increase (decrease) in net assets from operations	15,016	20,916	(4,371)	(441)	4,679	42,226

From contract owner transactions:
Variable annuity deposits	15,257	267,964	46,869	-	15,257	173,575
Contract owner maintenance charges	-	-	-	-	(247)	(239)
Terminations and withdrawals	(11,671)	(288)	-	-	(12,902)	(3,269)
Transfers between subaccounts, net	30,152	-	-	5,608	304,123	(121,599)
Net increase (decrease) in net assets from contract owner transactions	33,738	267,676	46,869	5,608	306,231	48,468
Net increase (decrease) in net assets	48,754	288,592	42,498	5,167	310,910	90,694
Net assets at beginning of year	288,592	-	5,167	-	552,639	461,945
Net assets at end of year	$337,346	$288,592	$47,665	$5,167	$863,549	$552,639

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Fidelity VIP Investment Grade Bond		Fidelity VIP Mid Cap		Fidelity VIP Overseas
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,051	$5,727	$(283)	$(1,220)	$89	$(193)
Capital gains distributions	288	134	16,857	5,883	16	-
Realized capital gain (loss) on sales of fund shares	(3,090)	(1,188)	3,817	13,297	(6)	(2,271)
Change in unrealized appreciation/depreciation on investments during the year	(7,046)	11,345	(25,803)	(934)	(1,159)	-
Net increase (decrease) in net assets from operations	(5,797)	16,018	(5,412)	17,026	(1,060)	(2,464)

From contract owner transactions:
Variable annuity deposits	44,661	1	48,708	52,904	15,265	21,760
Contract owner maintenance charges	(231)	(152)	(7)	(91)	-	(44)
Terminations and withdrawals	(1,994)	(13,137)	(1,093)	(2,449)	(10)	-
Transfers between subaccounts, net	(161,170)	161,290	(42,561)	(161,078)	1,327	(19,252)
Net increase (decrease) in net assets from contract owner transactions	(118,734)	148,002	5,047	(110,714)	16,582	2,464
Net increase (decrease) in net assets	(124,531)	164,020	(365)	(93,688)	15,522	-
Net assets at beginning of year	363,936	199,916	181,983	275,671	-	-
Net assets at end of year	$239,405	$363,936	$181,618	$181,983	$15,522	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Fidelity VIP Real Estate		Fidelity VIP Strategic Income		Franklin Growth and Income VIP Fund
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,516	$1,670	$3	$11,603	$3,627	$668
Capital gains distributions	2,837	7,719	81	5,288	3,335	-
Realized capital gain (loss) on sales of fund shares	3,453	5,863	(7,269)	387	37	49
Change in unrealized appreciation/depreciation on investments during the year	(4,278)	10,118	15,399	(17,353)	(11,283)	4,577
Net increase (decrease) in net assets from operations	3,528	25,370	8,214	(75)	(4,284)	5,294

From contract owner transactions:
Variable annuity deposits	12,838	98,736	-	-	-	-
Contract owner maintenance charges	-	(20)	(78)	(162)	-	-
Terminations and withdrawals	(29,101)	(830)	(2,543)	(4,674)	(750)	-
Transfers between subaccounts, net	(2,389)	(84,905)	(428,433)	428,520	74,999	-
Net increase (decrease) in net assets from contract owner transactions	(18,652)	12,981	(431,054)	423,684	74,249	-
Net increase (decrease) in net assets	(15,124)	38,351	(422,840)	423,609	69,965	5,294
Net assets at beginning of year	139,753	101,402	457,776	34,167	75,389	70,095
Net assets at end of year	$124,629	$139,753	$34,936	$457,776	$145,354	$75,389

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Franklin High Income VIP Fund		Franklin Income VIP Fund		Franklin Large Cap Growth VIP Fund
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$8,324	$4,706	$3,931	$4,633	$(99)	$(211)
Capital gains distributions	-	-	-	-	3	-
Realized capital gain (loss) on sales of fund shares	(455)	(2,477)	(89)	53	2,371	3
Change in unrealized appreciation/depreciation on investments during the year	(29,461)	(2,880)	(14,228)	(1,874)	(792)	792
Net increase (decrease) in net assets from operations	(21,592)	(651)	(10,386)	2,812	1,483	584

From contract owner transactions:
Variable annuity deposits	71,613	25,000	-	43,518	-	-
Contract owner maintenance charges	(81)	(36)	(155)	(142)	-	(60)
Terminations and withdrawals	(2,076)	(251)	-	-	-	-
Transfers between subaccounts, net	163,722	27,575	-	-	(97,117)	95,110
Net increase (decrease) in net assets from contract owner transactions	233,178	52,288	(155)	43,376	(97,117)	95,050
Net increase (decrease) in net assets	211,586	51,637	(10,541)	46,188	(95,634)	95,634
Net assets at beginning of year	51,637	-	124,777	78,589	95,634	-
Net assets at end of year	$263,223	$51,637	$114,236	$124,777	$-	$95,634

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Franklin Mutual Global Discovery VIP Fund		Franklin Mutual Shares VIP Fund		Franklin Rising Dividends VIP Fund
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$15,346	$11,623	$543	$389	$1,802	$683
Capital gains distributions	39,025	46,462	1,453	109	18,626	1,895
Realized capital gain (loss) on sales of fund shares	543	2,111	(7)	(1)	(8,286)	1,219
Change in unrealized appreciation/depreciation on investments during the year	(91,539)	(35,717)	(3,582)	(821)	(23,850)	5,238
Net increase (decrease) in net assets from operations	(36,625)	24,479	(1,593)	(324)	(11,708)	9,035

From contract owner transactions:
Variable annuity deposits	-	-	-	-	-	9,981
Contract owner maintenance charges	(217)	(291)	(5)	-	(4)	-
Terminations and withdrawals	(66,496)	(5,966)	-	-	(68,253)	(453)
Transfers between subaccounts, net	217,727	189,799	17,776	21,485	78,185	4,876
Net increase (decrease) in net assets from contract owner transactions	151,014	183,542	17,771	21,485	9,928	14,404
Net increase (decrease) in net assets	114,389	208,021	16,178	21,161	(1,780)	23,439
Net assets at beginning of year	669,025	461,004	21,161	-	109,490	86,051
Net assets at end of year	$783,414	$669,025	$37,339	$21,161	$107,710	$109,490

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Franklin Small Cap Value VIP Fund		Franklin Strategic Income VIP Fund		Franklin U.S. Government Securities VIP Fund
	2015	2014	2015	2014	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(31)	$92	$2,464	$2,359	$271
Capital gains distributions	16,268	9,568	718	845	-
Realized capital gain (loss) on sales of fund shares	(2,347)	939	(2,733)	2	(29)
Change in unrealized appreciation/depreciation on investments during the year	(27,932)	(9,191)	(1,126)	(2,611)	(725)
Net increase (decrease) in net assets from operations	(14,042)	1,408	(677)	595	(483)

From contract owner transactions:
Variable annuity deposits	73,905	79,017	116,319	5,942	55,745
Contract owner maintenance charges	(7)	(48)	-	-	(44)
Terminations and withdrawals	(1,109)	(805)	(21,789)	(242)	(253)
Transfers between subaccounts, net	(36,834)	(42,909)	(116,568)	-	72,996
Net increase (decrease) in net assets from contract owner transactions	35,955	35,255	(22,038)	5,700	128,444
Net increase (decrease) in net assets	21,913	36,663	(22,715)	6,295	127,961
Net assets at beginning of year	151,975	115,312	42,368	36,073	-
Net assets at end of year	$173,888	$151,975	$19,653	$42,368	$127,961

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Goldman Sachs VIT Growth Opportunities		Goldman Sachs VIT High Quality Floating Rate		Goldman Sachs VIT Large Cap Value
	2015	2014	2015	2014	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(49)	$(279)	$(214)	$(828)	$(306)
Capital gains distributions	-	9,847	-	-	3
Realized capital gain (loss) on sales of fund shares	(7,496)	20	(2,013)	(32)	1,518
Change in unrealized appreciation/depreciation on investments during the year	6,860	(6,860)	(1,482)	(1,559)	-
Net increase (decrease) in net assets from operations	(685)	2,728	(3,709)	(2,419)	1,215

From contract owner transactions:
Variable annuity deposits	-	41,955	10,059	175,903	-
Contract owner maintenance charges	-	(54)	(206)	(233)	(9)
Terminations and withdrawals	(296)	-	(233,085)	(4,618)	-
Transfers between subaccounts, net	(51,294)	7,646	(10,792)	41,177	(1,206)
Net increase (decrease) in net assets from contract owner transactions	(51,590)	49,547	(234,024)	212,229	(1,215)
Net increase (decrease) in net assets	(52,275)	52,275	(237,733)	209,810	-
Net assets at beginning of year	52,275	-	560,369	350,559	-
Net assets at end of year	$-	$52,275	$322,636	$560,369	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Goldman Sachs VIT Mid Cap Value		Goldman Sachs VIT Small Cap Equity Insights		Goldman Sachs VIT Strategic Growth	Goldman Sachs VIT Strategic International Equity
	2015	2014	2015	2014	2015	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(476)	$(294)	$(171)	$337	$(351)	$(6)
Capital gains distributions	5,656	4,940	-	13,818	2	-
Realized capital gain (loss) on sales of fund shares	(1,087)	5,272	(11,459)	(10)	5,630	(303)
Change in unrealized appreciation/depreciation on investments during the year	(6,986)	(2,427)	11,533	(11,533)	-	-
Net increase (decrease) in net assets from operations	(2,893)	7,491	(97)	2,612	5,281	(309)

From contract owner transactions:
Variable annuity deposits	55,745	2,686	14	-	-	7,378
Contract owner maintenance charges	(24)	(77)	(52)	(60)	(39)	-
Terminations and withdrawals	(2,985)	-	-	-	-	-
Transfers between subaccounts, net	(8,940)	4,891	(97,426)	95,009	(5,242)	(7,069)
Net increase (decrease) in net assets from contract owner transactions	43,796	7,500	(97,464)	94,949	(5,281)	309
Net increase (decrease) in net assets	40,903	14,991	(97,561)	97,561	-	-
Net assets at beginning of year	30,422	15,431	97,561	-	-	-
Net assets at end of year	$71,325	$30,422	$-	$97,561	$-	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Guggenheim VIF CLS AdvisorOne Global Diversified Equity_(c)		Guggenheim VIF CLS AdvisorOne Global Growth_(c)	Guggenheim VIF CLS AdvisorOne Growth and Income_(c)
	2015	2014	2015	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$742	$210	$298	$(38)	$37
Capital gains distributions	10,428	15,534	649	-	1,238
Realized capital gain (loss) on sales of fund shares	(1,434)	(50)	(1,307)	(934)	884
Change in unrealized appreciation/depreciation on investments during the year	(21,387)	(16,519)	(4,543)	1,563	(1,563)
Net increase (decrease) in net assets from operations	(11,651)	(825)	(4,903)	591	596

From contract owner transactions:
Variable annuity deposits	-	165,149	35,116	-	165,149
Contract owner maintenance charges	(682)	(262)	(156)	(26)	(36)
Terminations and withdrawals	(2,997)	(896)	(379)	(220)	(126)
Transfers between subaccounts, net	(23,272)	52,532	19,363	(29,946)	(135,982)
Net increase (decrease) in net assets from contract owner transactions	(26,951)	216,523	53,944	(30,192)	29,005
Net increase (decrease) in net assets	(38,602)	215,698	49,041	(29,601)	29,601
Net assets at beginning of year	215,698	-	-	29,601	-
Net assets at end of year	$177,096	$215,698	$49,041	$-	$29,601

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Guggenheim VIF Floating Rate Strategies		Guggenheim VIF Global Managed Futures Strategy		Guggenheim VIF High Yield
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,349	$(1,976)	$1,185	$(217)	$1,828	$(166)
Capital gains distributions	287	-	2,447	-	382	-
Realized capital gain (loss) on sales of fund shares	1,669	899	6,755	39	127	(2,435)
Change in unrealized appreciation/depreciation on investments during the year	(6,180)	3,540	(17,107)	5,053	(2,724)	(1,718)
Net increase (decrease) in net assets from operations	(1,875)	2,463	(6,720)	4,875	(387)	(4,319)

From contract owner transactions:
Variable annuity deposits	3,203	-	44,919	26,241	-	-
Contract owner maintenance charges	(543)	(489)	(88)	(49)	(22)	(40)
Terminations and withdrawals	(35,408)	(10,829)	(518)	-	(97)	(84)
Transfers between subaccounts, net	147,074	41,308	32,157	(586)	(13,329)	17,849
Net increase (decrease) in net assets from contract owner transactions	114,326	29,990	76,470	25,606	(13,448)	17,725
Net increase (decrease) in net assets	112,451	32,453	69,750	30,481	(13,835)	13,406
Net assets at beginning of year	205,483	173,030	43,040	12,559	31,774	18,368
Net assets at end of year	$317,934	$205,483	$112,790	$43,040	$17,939	$31,774

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Guggenheim VIF Large Cap Value		Guggenheim VIF Long Short Equity		Guggenheim VIF Macro Opportunities
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$239	$(271)	$(562)	$(327)	$5,968	$(23)
Capital gains distributions	4,654	-	-	-	658	-
Realized capital gain (loss) on sales of fund shares	1,123	4,280	73	14	(2,620)	-
Change in unrealized appreciation/depreciation on investments during the year	(6,747)	2,586	224	2,036	(10,814)	22
Net increase (decrease) in net assets from operations	(731)	6,595	(265)	1,723	(6,808)	(1)

From contract owner transactions:
Variable annuity deposits	-	263,335	-	27,375	153,362	-
Contract owner maintenance charges	(29)	-	(45)	-	(102)	-
Terminations and withdrawals	-	-	(635)	(330)	(14,041)	-
Transfers between subaccounts, net	6,532	(284,869)	34,513	-	89,002	29,217
Net increase (decrease) in net assets from contract owner transactions	6,503	(21,534)	33,833	27,045	228,221	29,217
Net increase (decrease) in net assets	5,772	(14,939)	33,568	28,768	221,413	29,216
Net assets at beginning of year	30,066	45,005	60,027	31,259	29,216	-
Net assets at end of year	$35,838	$30,066	$93,595	$60,027	$250,629	$29,216

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Guggenheim VIF Mid Cap Value		Guggenheim VIF Multi-Hedge Strategies		Guggenheim VIF Small Cap Value
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(139)	$(182)	$248	$(463)	$(19)	$(39)
Capital gains distributions	3,993	-	-	-	696	-
Realized capital gain (loss) on sales of fund shares	(1,815)	(2,385)	465	83	(2)	1,020
Change in unrealized appreciation/depreciation on investments during the year	(6,996)	72	(915)	7,066	(1,043)	(1,978)
Net increase (decrease) in net assets from operations	(4,957)	(2,495)	(202)	6,686	(368)	(997)

From contract owner transactions:
Variable annuity deposits	48,708	11,760	122,455	130,139	-	-
Contract owner maintenance charges	(4)	(39)	(60)	-	(2)	(8)
Terminations and withdrawals	-	-	(19,982)	(5,925)	-	(11,433)
Transfers between subaccounts, net	411	2,558	164,518	5,671	7,754	1,376
Net increase (decrease) in net assets from contract owner transactions	49,115	14,279	266,931	129,885	7,752	(10,065)
Net increase (decrease) in net assets	44,158	11,784	266,729	136,571	7,384	(11,062)
Net assets at beginning of year	25,477	13,693	158,792	22,221	3,891	14,953
Net assets at end of year	$69,635	$25,477	$425,521	$158,792	$11,275	$3,891

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Guggenheim VIF StylePlus Large Core		Guggenheim VIF StylePlus Large Growth		Guggenheim VIF StylePlus Mid Growth
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$89	$(21)	$(50)	$(24)	$72	$(21)
Capital gains distributions	1,047	-	(1)	-	906	-
Realized capital gain (loss) on sales of fund shares	849	8	2,233	5	(414)	-
Change in unrealized appreciation/depreciation on investments during the year	(1,298)	604	(607)	607	(1,155)	576
Net increase (decrease) in net assets from operations	687	591	1,575	588	(591)	555

From contract owner transactions:
Variable annuity deposits	11,746	-	1,500	24,464	-	-
Contract owner maintenance charges	(14)	(20)	-	-	-	-
Terminations and withdrawals	(245)	(68)	(19,433)	(175)	-	-
Transfers between subaccounts, net	(16,982)	16,272	(8,519)	-	2,283	10,000
Net increase (decrease) in net assets from contract owner transactions	(5,495)	16,184	(26,452)	24,289	2,283	10,000
Net increase (decrease) in net assets	(4,808)	16,775	(24,877)	24,877	1,692	10,555
Net assets at beginning of year	16,775	-	24,877	-	10,555	-
Net assets at end of year	$11,967	$16,775	$-	$24,877	$12,247	$10,555

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Guggenheim VIF Total Return Bond		Guggenheim VIF World Equity Income	Ibbotson Aggressive Growth ETF Asset Allocation
	2015	2014	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,165	$(842)	$(12)	$(21)	$28
Capital gains distributions	-	-	-	217	78
Realized capital gain (loss) on sales of fund shares	4,711	264	(833)	(8)	(2)
Change in unrealized appreciation/depreciation on investments during the year	(6,547)	9,761	(105)	(993)	(378)
Net increase (decrease) in net assets from operations	2,329	9,183	(950)	(805)	(274)

From contract owner transactions:
Variable annuity deposits	39,075	247,121	-	4,489	10,903
Contract owner maintenance charges	(38)	(32)	-	(37)	(16)
Terminations and withdrawals	(11,528)	(9,667)	(145)	-	-
Transfers between subaccounts, net	16,643	26,584	(30,375)	-	-
Net increase (decrease) in net assets from contract owner transactions	44,152	264,006	(30,520)	4,452	10,887
Net increase (decrease) in net assets	46,481	273,189	(31,470)	3,647	10,613
Net assets at beginning of year	303,586	30,397	31,470	10,613	-
Net assets at end of year	$350,067	$303,586	$-	$14,260	$10,613

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Ibbotson Balanced ETF Asset Allocation		Ibbotson Conservative ETF Asset Allocation		Ibbotson Growth ETF Asset Allocation
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(275)	$4,998	$3,234	$3,582	$(333)	$(88)
Capital gains distributions	25,425	18,468	30,900	14,926	3,348	427
Realized capital gain (loss) on sales of fund shares	(4,106)	1,663	(581)	1,276	250	725
Change in unrealized appreciation/depreciation on investments during the year	(55,947)	(10,117)	(60,237)	(17,406)	(13,464)	1,250
Net increase (decrease) in net assets from operations	(34,903)	15,012	(26,684)	2,378	(10,199)	2,314

From contract owner transactions:
Variable annuity deposits	97,128	1,001,509	373,575	590,714	35,067	110,542
Contract owner maintenance charges	(548)	(325)	(388)	(169)	(112)	(48)
Terminations and withdrawals	(4,515)	(1,527)	(7,707)	(41,568)	(2,205)	-
Transfers between subaccounts, net	(373,090)	-	(111,392)	431,076	-	(158)
Net increase (decrease) in net assets from contract owner transactions	(281,025)	999,657	254,088	980,053	32,750	110,336
Net increase (decrease) in net assets	(315,928)	1,014,669	227,404	982,431	22,551	112,650
Net assets at beginning of year	1,239,196	224,527	1,007,358	24,927	197,508	84,858
Net assets at end of year	$923,268	$1,239,196	$1,234,762	$1,007,358	$220,059	$197,508

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Ibbotson Income and Growth ETF Asset Allocation	Invesco V.I. American Franchise	Invesco V.I. American Value		Invesco V.I. Balanced-Risk Allocation_(b)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$40	$(18)	$(416)	$(222)	$319	$(7)
Capital gains distributions	330	-	3,829	1,334	836	-
Realized capital gain (loss) on sales of fund shares	(2)	(148)	(357)	8	(6)	-
Change in unrealized appreciation/depreciation on investments during the year	(828)	-	(6,475)	240	(1,907)	86
Net increase (decrease) in net assets from operations	(460)	(166)	(3,419)	1,360	(758)	79

From contract owner transactions:
Variable annuity deposits	8,979	-	3,189	15,503	12,475	-
Contract owner maintenance charges	-	(4)	-	-	-	-
Terminations and withdrawals	-	(744)	-	-	(49)	(53)
Transfers between subaccounts, net	-	914	-	-	-	9,464
Net increase (decrease) in net assets from contract owner transactions	8,979	166	3,189	15,503	12,426	9,411
Net increase (decrease) in net assets	8,519	-	(230)	16,863	11,668	9,490
Net assets at beginning of year	-	-	28,523	11,660	9,490	-
Net assets at end of year	$8,519	$-	$28,293	$28,523	$21,158	$9,490

(b) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Invesco V.I. Comstock		Invesco V.I. Equity and Income		Invesco V.I. Global Core Equity
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$228	$694	$114	$47	$(78)	$43
Capital gains distributions	90	-	1,171	619	-	-
Realized capital gain (loss) on sales of fund shares	8,328	1,009	(5)	4	(53)	4
Change in unrealized appreciation/depreciation on investments during the year	(11,281)	4,381	(1,801)	141	(33)	33
Net increase (decrease) in net assets from operations	(2,635)	6,084	(521)	811	(164)	80

From contract owner transactions:
Variable annuity deposits	-	26,392	-	12,300	-	8,066
Contract owner maintenance charges	-	(1)	(46)	(34)	(17)	(22)
Terminations and withdrawals	(72,381)	(3,044)	-	-	(7,938)	-
Transfers between subaccounts, net	(11)	(11,851)	-	-	(5)	-
Net increase (decrease) in net assets from contract owner transactions	(72,392)	11,496	(46)	12,266	(7,960)	8,044
Net increase (decrease) in net assets	(75,027)	17,580	(567)	13,077	(8,124)	8,124
Net assets at beginning of year	102,044	84,464	13,077	-	8,124	-
Net assets at end of year	$27,017	$102,044	$12,510	$13,077	$-	$8,124

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Invesco V.I. Global Health Care	Invesco V.I. Global Real Estate		Invesco V.I. Government Securities
	2015	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(321)	$798	$738	$107	$2,344
Capital gains distributions	6,812	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(12,950)	2,265	40	(1,540)	(20)
Change in unrealized appreciation/depreciation on investments during the year	(2,425)	(6,895)	8,825	1,415	739
Net increase (decrease) in net assets from operations	(8,884)	(3,832)	9,603	(18)	3,063

From contract owner transactions:
Variable annuity deposits	12,762	35,116	7,570	4,989	8,066
Contract owner maintenance charges	(66)	(20)	-	(17)	(21)
Terminations and withdrawals	-	(56,396)	(316)	(83,668)	(378)
Transfers between subaccounts, net	10,390	(28,115)	-	2,418	2,973
Net increase (decrease) in net assets from contract owner transactions	23,086	(49,415)	7,254	(76,278)	10,640
Net increase (decrease) in net assets	14,202	(53,247)	16,857	(76,296)	13,703
Net assets at beginning of year	-	86,748	69,891	98,692	84,989
Net assets at end of year	$14,202	$33,501	$86,748	$22,396	$98,692

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Invesco V.I. High Yield		Invesco V.I. International Growth		Invesco V.I. Mid Cap Core Equity
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$135	$(53)	$164	$1,414	$(65)	$(29)
Capital gains distributions	-	-	-	-	1,686	2,442
Realized capital gain (loss) on sales of fund shares	(271)	192	13,739	5,905	(1,468)	(17)
Change in unrealized appreciation/depreciation on investments during the year	91	492	(16,132)	(4,262)	(965)	(3,011)
Net increase (decrease) in net assets from operations	(45)	631	(2,229)	3,057	(812)	(615)

From contract owner transactions:
Variable annuity deposits	823	601	-	2,119	-	-
Contract owner maintenance charges	(17)	(23)	(8)	(73)	(14)	(16)
Terminations and withdrawals	(24,974)	(1,198)	(104,452)	(486)	(99)	(53)
Transfers between subaccounts, net	22,702	(37,191)	2,861	(14,529)	(4,207)	22,568
Net increase (decrease) in net assets from contract owner transactions	(1,466)	(37,811)	(101,599)	(12,969)	(4,320)	22,499
Net increase (decrease) in net assets	(1,511)	(37,180)	(103,828)	(9,912)	(5,132)	21,884
Net assets at beginning of year	1,511	38,691	172,522	182,434	21,884	-
Net assets at end of year	$-	$1,511	$68,694	$172,522	$16,752	$21,884

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Invesco V.I. Mid Cap Growth	Invesco V.I. S&P 500 Index		Invesco V.I. Small Cap Equity
	2015	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(18)	$32	$438	$(675)	$(378)
Capital gains distributions	-	1,340	-	18,471	7,683
Realized capital gain (loss) on sales of fund shares	(169)	(268)	3,117	4,775	81
Change in unrealized appreciation/depreciation on investments during the year	-	(5,175)	2,975	(28,003)	(6,569)
Net increase (decrease) in net assets from operations	(187)	(4,071)	6,530	(5,432)	817

From contract owner transactions:
Variable annuity deposits	-	29,910	-	-	13,248
Contract owner maintenance charges	(5)	(14)	(40)	(73)	-
Terminations and withdrawals	-	(46,895)	(325)	(56,673)	(361)
Transfers between subaccounts, net	192	(3,848)	72,010	53,763	(8,498)
Net increase (decrease) in net assets from contract owner transactions	187	(20,847)	71,645	(2,983)	4,389
Net increase (decrease) in net assets	-	(24,918)	78,175	(8,415)	5,206
Net assets at beginning of year	-	78,175	-	91,215	86,009
Net assets at end of year	$-	$53,257	$78,175	$82,800	$91,215

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Ivy Funds VIP Asset Strategy		Ivy Funds VIP Balanced		Ivy Funds VIP Core Equity
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(57)	$(37)	$92	$48	$60	$28
Capital gains distributions	6,813	1,376	3,677	837	13,211	10,480
Realized capital gain (loss) on sales of fund shares	(286)	(301)	(2,678)	2	(5,767)	60
Change in unrealized appreciation/depreciation on investments during the year	(9,951)	(1,502)	(2,416)	(195)	(6,987)	(3,817)
Net increase (decrease) in net assets from operations	(3,481)	(464)	(1,325)	692	517	6,751

From contract owner transactions:
Variable annuity deposits	59,217	8,152	55,058	-	-	-
Contract owner maintenance charges	(4)	(7)	(17)	(10)	-	-
Terminations and withdrawals	(2,870)	(3,648)	-	-	(71,823)	(347)
Transfers between subaccounts, net	(33,944)	-	(17,254)	-	(516)	-
Net increase (decrease) in net assets from contract owner transactions	22,399	4,497	37,787	(10)	(72,339)	(347)
Net increase (decrease) in net assets	18,918	4,033	36,462	682	(71,822)	6,404
Net assets at beginning of year	15,087	11,054	10,448	9,766	80,038	73,634
Net assets at end of year	$34,005	$15,087	$46,910	$10,448	$8,216	$80,038

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Ivy Funds VIP Energy		Ivy Funds VIP Global Bond		Ivy Funds VIP Global Growth_(c)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(286)	$(280)	$(7)	$(7)	$-	$208
Capital gains distributions	93	702	-	-	1,699	1,154
Realized capital gain (loss) on sales of fund shares	(79)	7	(205)	-	(125)	6
Change in unrealized appreciation/depreciation on investments during the year	(5,896)	(3,453)	96	(96)	(950)	(1,807)
Net increase (decrease) in net assets from operations	(6,168)	(3,024)	(116)	(103)	624	(439)

From contract owner transactions:
Variable annuity deposits	7,245	21,760	14,962	-	-	-
Contract owner maintenance charges	(69)	(67)	-	-	(17)	-
Terminations and withdrawals	-	-	-	(44)	(48)	-
Transfers between subaccounts, net	7,401	-	(17,690)	2,991	757	14,623
Net increase (decrease) in net assets from contract owner transactions	14,577	21,693	(2,728)	2,947	692	14,623
Net increase (decrease) in net assets	8,409	18,669	(2,844)	2,844	1,316	14,184
Net assets at beginning of year	18,669	-	2,844	-	27,395	13,211
Net assets at end of year	$27,078	$18,669	$-	$2,844	$28,711	$27,395

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Ivy Funds VIP Global Natural Resources	Ivy Funds VIP Growth	Ivy Funds VIP High Income		Ivy Funds VIP International Core Equity
	2015	2015	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(24)	$(113)	$9,990	$9,891	$112	$(60)
Capital gains distributions	-	-	1,812	1,701	3,180	-
Realized capital gain (loss) on sales of fund shares	(1)	(177)	(9,746)	5,461	(658)	(94)
Change in unrealized appreciation/depreciation on investments during the year	(935)	136	(7,585)	(15,122)	(4,170)	(1,519)
Net increase (decrease) in net assets from operations	(960)	(154)	(5,529)	1,931	(1,536)	(1,673)

From contract owner transactions:
Variable annuity deposits	-	66,586	-	131,186	-	26,392
Contract owner maintenance charges	(6)	(5)	(38)	(111)	(15)	(1)
Terminations and withdrawals	-	-	(90,442)	(7,802)	(4,982)	(2,569)
Transfers between subaccounts, net	7,399	(7,157)	(77,678)	(130,450)	36,043	4,844
Net increase (decrease) in net assets from contract owner transactions	7,393	59,424	(168,158)	(7,177)	31,046	28,666
Net increase (decrease) in net assets	6,433	59,270	(173,687)	(5,246)	29,510	26,993
Net assets at beginning of year	-	-	248,710	253,956	26,993	-
Net assets at end of year	$6,433	$59,270	$75,023	$248,710	$56,503	$26,993

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Ivy Funds VIP Limited-Term Bond		Ivy Funds VIP Mid Cap Growth		Ivy Funds VIP Real Estate Securities
	2015	2014	2015	2014	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,509	$205	$(638)	$(294)	$(80)
Capital gains distributions	-	360	9,644	3,952	1,654
Realized capital gain (loss) on sales of fund shares	(82)	88	(1,716)	68	(6,881)
Change in unrealized appreciation/depreciation on investments during the year	(2,807)	594	(13,457)	992	265
Net increase (decrease) in net assets from operations	620	1,247	(6,167)	4,718	(5,042)

From contract owner transactions:
Variable annuity deposits	14,962	-	-	-	2,772
Contract owner maintenance charges	(396)	(406)	(54)	-	(28)
Terminations and withdrawals	(10,525)	(34,455)	(61,686)	(349)	-
Transfers between subaccounts, net	45,470	64,070	71,930	-	5,313
Net increase (decrease) in net assets from contract owner transactions	49,511	29,209	10,190	(349)	8,057
Net increase (decrease) in net assets	50,131	30,456	4,023	4,369	3,015
Net assets at beginning of year	313,389	282,933	68,410	64,041	-
Net assets at end of year	$363,520	$313,389	$72,433	$68,410	$3,015

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Ivy Funds VIP Science and Technology		Ivy Funds VIP Small Cap Growth	Ivy Funds VIP Small Cap Value
	2015	2014	2015	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(454)	$(354)	$(178)	$(438)	$(80)
Capital gains distributions	1,684	1,299	-	2,646	1,304
Realized capital gain (loss) on sales of fund shares	(306)	1,029	(10)	(863)	(6)
Change in unrealized appreciation/depreciation on investments during the year	(3,930)	(1,174)	(2,832)	(4,819)	-
Net increase (decrease) in net assets from operations	(3,006)	800	(3,020)	(3,474)	1,218

From contract owner transactions:
Variable annuity deposits	24,622	41,504	32,517	3,880	23,489
Contract owner maintenance charges	-	(16)	(12)	(63)	(14)
Terminations and withdrawals	-	(7,476)	-	(5,417)	(114)
Transfers between subaccounts, net	(15,219)	(11,608)	-	33,947	-
Net increase (decrease) in net assets from contract owner transactions	9,403	22,404	32,505	32,347	23,361
Net increase (decrease) in net assets	6,397	23,204	29,485	28,873	24,579
Net assets at beginning of year	43,058	19,854	-	24,579	-
Net assets at end of year	$49,455	$43,058	$29,485	$53,452	$24,579

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Ivy Funds VIP Value		Janus Aspen Enterprise		Janus Aspen Forty
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(49)	$(27)	$52	$(1)	$(118)	$(421)
Capital gains distributions	463	5,640	2,918	-	651	12,272
Realized capital gain (loss) on sales of fund shares	(3,934)	191	(31)	-	(7,256)	(126)
Change in unrealized appreciation/depreciation on investments during the year	853	(1,548)	(3,936)	7	7,184	(7,094)
Net increase (decrease) in net assets from operations	(2,667)	4,256	(997)	6	461	4,631

From contract owner transactions:
Variable annuity deposits	-	74,757	26,345	-	23,391	58,512
Contract owner maintenance charges	-	(102)	(2)	-	-	(101)
Terminations and withdrawals	(491)	(7,115)	(267)	-	(400)	-
Transfers between subaccounts, net	(77,907)	1,970	26,036	2,835	(89,350)	7,919
Net increase (decrease) in net assets from contract owner transactions	(78,398)	69,510	52,112	2,835	(66,359)	66,330
Net increase (decrease) in net assets	(81,065)	73,766	51,115	2,841	(65,898)	70,961
Net assets at beginning of year	81,065	7,299	2,841	-	70,961	-
Net assets at end of year	$-	$81,065	$53,956	$2,841	$5,063	$70,961

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Janus Aspen Janus Portfolio		Janus Aspen Overseas		Janus Aspen Perkins Mid Cap Value
	2015	2014	2015	2014	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$5	$(26)	$(1)	$(40)	$149
Capital gains distributions	2,697	-	227	-	2,244
Realized capital gain (loss) on sales of fund shares	104	3	(29)	(5)	(37)
Change in unrealized appreciation/depreciation on investments during the year	(1,398)	735	(3,757)	(1,521)	(3,419)
Net increase (decrease) in net assets from operations	1,408	712	(3,560)	(1,566)	(1,063)

From contract owner transactions:
Variable annuity deposits	6,181	23,208	57,648	-	-
Contract owner maintenance charges	-	-	(3)	-	-
Terminations and withdrawals	(9,312)	(82)	-	-	(300)
Transfers between subaccounts, net	(16,306)	-	-	9,233	23,524
Net increase (decrease) in net assets from contract owner transactions	(19,437)	23,126	57,645	9,233	23,224
Net increase (decrease) in net assets	(18,029)	23,838	54,085	7,667	22,161
Net assets at beginning of year	23,838	-	7,667	-	-
Net assets at end of year	$5,809	$23,838	$61,752	$7,667	$22,161

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	JPMorgan Insurance Trust Core Bond Portfolio		JPMorgan Insurance Trust Intrepid MidCap Portfolio		JPMorgan Insurance Trust Small Cap Core Portfolio
	2015	2014	2015	2014	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,434	$(34)	$159	$(419)	$(118)
Capital gains distributions	-	-	31,733	2,952	-
Realized capital gain (loss) on sales of fund shares	(5)	2	(847)	26	(7)
Change in unrealized appreciation/depreciation on investments during the year	(1,233)	341	(45,888)	10,222	(4,709)
Net increase (decrease) in net assets from operations	196	309	(14,843)	12,781	(4,834)

From contract owner transactions:
Variable annuity deposits	-	47,316	9,154	186,494	-
Contract owner maintenance charges	-	-	(83)	(68)	-
Terminations and withdrawals	(264)	(263)	(8,699)	(1,811)	-
Transfers between subaccounts, net	-	-	60,686	-	54,999
Net increase (decrease) in net assets from contract owner transactions	(264)	47,053	61,058	184,615	54,999
Net increase (decrease) in net assets	(68)	47,362	46,215	197,396	50,165
Net assets at beginning of year	47,362	-	197,396	-	-
Net assets at end of year	$47,294	$47,362	$243,611	$197,396	$50,165

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Lord Abbett Series Bond-Debenture VC		Lord Abbett Series Calibrated Dividend Growth VC		Lord Abbett Series Developing Growth VC
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$5,856	$5,999	$47	$46	$(154)	$(46)
Capital gains distributions	934	3,796	306	452	142	52
Realized capital gain (loss) on sales of fund shares	(2,458)	(1,347)	(1)	3	(1,696)	784
Change in unrealized appreciation/depreciation on investments during the year	(5,731)	(9,401)	(443)	58	(1,487)	(577)
Net increase (decrease) in net assets from operations	(1,399)	(953)	(91)	559	(3,195)	213

From contract owner transactions:
Variable annuity deposits	140,081	106,062	-	2,971	14	-
Contract owner maintenance charges	(165)	(75)	-	-	(52)	(1)
Terminations and withdrawals	(8,096)	(6,158)	(34)	(28)	-	(10,928)
Transfers between subaccounts, net	(91,950)	10,445	-	-	11,870	(13,523)
Net increase (decrease) in net assets from contract owner transactions	39,870	110,274	(34)	2,943	11,832	(24,452)
Net increase (decrease) in net assets	38,471	109,321	(125)	3,502	8,637	(24,239)
Net assets at beginning of year	142,992	33,671	3,502	-	8,643	32,882
Net assets at end of year	$181,463	$142,992	$3,377	$3,502	$17,280	$8,643

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Lord Abbett Series Growth and Income VC		Lord Abbett Series Total Return VC		MFS VIT Emerging Markets Equity
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(79)	$(172)	$4,283	$2,265	$72	$(12)
Capital gains distributions	1,752	-	225	214	-	-
Realized capital gain (loss) on sales of fund shares	22	5	58	-	(116)	-
Change in unrealized appreciation/depreciation on investments during the year	(3,145)	1,633	(6,320)	(2,299)	(4,513)	(1,546)
Net increase (decrease) in net assets from operations	(1,450)	1,466	(1,754)	180	(4,557)	(1,558)

From contract owner transactions:
Variable annuity deposits	-	32,640	14,697	124,641	-	25,199
Contract owner maintenance charges	(117)	(97)	(26)	-	-	-
Terminations and withdrawals	-	-	(3,489)	-	(984)	-
Transfers between subaccounts, net	-	-	51,812	-	10,149	-
Net increase (decrease) in net assets from contract owner transactions	(117)	32,543	62,994	124,641	9,165	25,199
Net increase (decrease) in net assets	(1,567)	34,009	61,240	124,821	4,608	23,641
Net assets at beginning of year	34,009	-	124,821	-	23,641	-
Net assets at end of year	$32,442	$34,009	$186,061	$124,821	$28,249	$23,641

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	MFS VIT II MA Investors Growth Stock_(c)	MFS VIT II Research International_(c)		MFS VIT International Value	MFS VIT Investors Trust
	2015	2015	2014	2015	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(9)	$946	$(3)	$(135)	$(53)
Capital gains distributions	-	745	-	33	-
Realized capital gain (loss) on sales of fund shares	-	(420)	(1)	(344)	2
Change in unrealized appreciation/depreciation on investments during the year	(423)	(11,853)	(379)	126	344
Net increase (decrease) in net assets from operations	(432)	(10,582)	(383)	(320)	293

From contract owner transactions:
Variable annuity deposits	12,475	128,000	-	25,165	-
Contract owner maintenance charges	-	(21)	-	(46)	(13)
Terminations and withdrawals	-	(73)	(33)	-	-
Transfers between subaccounts, net	-	(43,368)	9,151	72,959	14,801
Net increase (decrease) in net assets from contract owner transactions	12,475	84,538	9,118	98,078	14,788
Net increase (decrease) in net assets	12,043	73,956	8,735	97,758	15,081
Net assets at beginning of year	-	8,735	-	-	-
Net assets at end of year	$12,043	$82,691	$8,735	$97,758	$15,081

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	MFS VIT New Discovery		MFS VIT Research	MFS VIT Total Return
	2015	2014	2015	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(359)	$(218)	$(637)	$(37)	$(46)
Capital gains distributions	2,552	5,941	5,167	-	-
Realized capital gain (loss) on sales of fund shares	(8,359)	(43)	6	-	1,689
Change in unrealized appreciation/depreciation on investments during the year	(1,728)	(7,699)	(3,631)	(386)	-
Net increase (decrease) in net assets from operations	(7,894)	(2,019)	905	(423)	1,643

From contract owner transactions:
Variable annuity deposits	80,861	35,148	65,401	25,000	-
Contract owner maintenance charges	(3)	(46)	-	-	(33)
Terminations and withdrawals	(244)	-	-	-	-
Transfers between subaccounts, net	(37,439)	5,457	-	-	(1,610)
Net increase (decrease) in net assets from contract owner transactions	43,175	40,559	65,401	25,000	(1,643)
Net increase (decrease) in net assets	35,281	38,540	66,306	24,577	-
Net assets at beginning of year	38,540	-	-	-	-
Net assets at end of year	$73,821	$38,540	$66,306	$24,577	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	MFS VIT Total Return Bond_(c)		MFS VIT Utilities		Morgan Stanley UIF Emerging Markets Equity
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$388	$12,823	$2,886	$1,954	$604	$(147)
Capital gains distributions	-	-	5,928	4,656	-	-
Realized capital gain (loss) on sales of fund shares	4,865	169	(1,097)	651	(3,179)	55
Change in unrealized appreciation/depreciation on investments during the year	(7,090)	7,936	(20,556)	(37)	(6,102)	(9,990)
Net increase (decrease) in net assets from operations	(1,837)	20,928	(12,839)	7,224	(8,677)	(10,082)

From contract owner transactions:
Variable annuity deposits	-	1	8,634	-	4,577	60,102
Contract owner maintenance charges	(173)	(275)	(32)	(24)	-	-
Terminations and withdrawals	(2,625)	(5,495)	(58,721)	(6,137)	(83,620)	(560)
Transfers between subaccounts, net	(590,481)	526,328	(7)	66,319	4,988	-
Net increase (decrease) in net assets from contract owner transactions	(593,279)	520,559	(50,126)	60,158	(74,055)	59,542
Net increase (decrease) in net assets	(595,116)	541,487	(62,965)	67,382	(82,732)	49,460
Net assets at beginning of year	613,077	71,590	126,935	59,553	146,188	96,728
Net assets at end of year	$17,961	$613,077	$63,970	$126,935	$63,456	$146,188

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Neuberger Berman AMT Guardian		Oppenheimer Global Fund/VA		Oppenheimer Global Strategic Income Fund/VA
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(170)	$(182)	$(92)	$(54)	$426	$275
Capital gains distributions	5,882	3,632	1,673	-	-	-
Realized capital gain (loss) on sales of fund shares	(56)	(80)	(634)	(1)	(625)	(2)
Change in unrealized appreciation/depreciation on investments during the year	(7,165)	(1,741)	(2,776)	(439)	(3,123)	(265)
Net increase (decrease) in net assets from operations	(1,509)	1,629	(1,829)	(494)	(3,322)	8

From contract owner transactions:
Variable annuity deposits	-	21,760	14,962	24,717	98,904	-
Contract owner maintenance charges	(81)	(67)	(155)	(36)	(118)	(8)
Terminations and withdrawals	-	(10,394)	(2,282)	-	-	-
Transfers between subaccounts, net	-	(3)	48,970	-	(5,854)	11,042
Net increase (decrease) in net assets from contract owner transactions	(81)	11,296	61,495	24,681	92,932	11,034
Net increase (decrease) in net assets	(1,590)	12,925	59,666	24,187	89,610	11,042
Net assets at beginning of year	23,827	10,902	24,187	-	19,135	8,093
Net assets at end of year	$22,237	$23,827	$83,853	$24,187	$108,745	$19,135

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Oppenheimer International Growth Fund/VA		Oppenheimer Main Street Small Cap Fund/VA		PIMCO VIT All Asset
	2015	2014	2015	2014	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,499	$753	$168	$(88)	$1,559
Capital gains distributions	23,698	5,000	33,477	9,775	-
Realized capital gain (loss) on sales of fund shares	(11,519)	(1,627)	(1,227)	(104)	399
Change in unrealized appreciation/depreciation on investments during the year	(4,549)	(30,417)	(50,789)	3,666	(6,868)
Net increase (decrease) in net assets from operations	9,129	(26,291)	(18,371)	13,249	(4,910)

From contract owner transactions:
Variable annuity deposits	12,074	238,686	19,553	168,859	151,908
Contract owner maintenance charges	(4)	(74)	(5)	-	(12)
Terminations and withdrawals	(105,015)	(698)	(8,556)	(1,256)	(3,135)
Transfers between subaccounts, net	(25,916)	(20,572)	64,140	2,837	(76,872)
Net increase (decrease) in net assets from contract owner transactions	(118,861)	217,342	75,132	170,440	71,889
Net increase (decrease) in net assets	(109,732)	191,051	56,761	183,689	66,979
Net assets at beginning of year	357,212	166,161	199,179	15,490	-
Net assets at end of year	$247,480	$357,212	$255,940	$199,179	$66,979

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	PIMCO VIT CommodityRealReturn Strategy		PIMCO VIT Emerging Markets Bond		PIMCO VIT Global Bond (Unhedged)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,821	$(144)	$13,703	$13,980	$75	$69
Capital gains distributions	-	-	1,089	7,163	-	251
Realized capital gain (loss) on sales of fund shares	(6,631)	(70)	(15,375)	(14)	(6)	-
Change in unrealized appreciation/depreciation on investments during the year	(27,677)	(29,667)	(2,879)	(23,612)	(488)	(583)
Net increase (decrease) in net assets from operations	(30,487)	(29,881)	(3,462)	(2,483)	(419)	(263)

From contract owner transactions:
Variable annuity deposits	3,051	99,117	3,026	119,294	-	3,418
Contract owner maintenance charges	(11)	(25)	(8)	(15)	-	-
Terminations and withdrawals	(16,963)	(443)	(161,719)	(1,037)	-	-
Transfers between subaccounts, net	9,401	-	2,259	5,372	-	5,371
Net increase (decrease) in net assets from contract owner transactions	(4,522)	98,649	(156,442)	123,614	-	8,789
Net increase (decrease) in net assets	(35,009)	68,768	(159,904)	121,131	(419)	8,526
Net assets at beginning of year	123,592	54,824	359,562	238,431	8,526	-
Net assets at end of year	$88,583	$123,592	$199,658	$359,562	$8,107	$8,526

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	PIMCO VIT High Yield		PIMCO VIT Low Duration Advisor Class		PIMCO VIT Real Return Advisor Class
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,906	$528	$51,565	$1,119	$2,740	$65
Capital gains distributions	53	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(2,445)	(793)	(5,853)	1,292	(370)	(18,974)
Change in unrealized appreciation/depreciation on investments during the year	(188)	(115)	(56,950)	(2,067)	(5,408)	21,556
Net increase (decrease) in net assets from operations	(674)	(380)	(11,238)	344	(3,038)	2,647

From contract owner transactions:
Variable annuity deposits	-	3,570	619,338	953,508	-	10,585
Contract owner maintenance charges	(27)	-	(177)	(422)	(10)	(14)
Terminations and withdrawals	(283)	-	(13,687)	(784,061)	(216)	(221)
Transfers between subaccounts, net	875	207	935,653	(65,210)	28,738	(150,756)
Net increase (decrease) in net assets from contract owner transactions	565	3,777	1,541,127	103,815	28,512	(140,406)
Net increase (decrease) in net assets	(109)	3,397	1,529,889	104,159	25,474	(137,759)
Net assets at beginning of year	3,397	-	519,951	415,792	55,595	193,354
Net assets at end of year	$3,288	$3,397	$2,049,840	$519,951	$81,069	$55,595

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	PIMCO VIT Short-Term		PIMCO VIT Total Return Administrative Class_(e)		PIMCO VIT Total Return Advisor Class
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$207	$77	$3,453	$3,301	$11,058	$3,568
Capital gains distributions	21	110	143	-	3,216	-
Realized capital gain (loss) on sales of fund shares	500	98	739	31	(438)	(21,513)
Change in unrealized appreciation/depreciation on investments during the year	6	(214)	(3,187)	3,278	(16,153)	27,954
Net increase (decrease) in net assets from operations	734	71	1,148	6,610	(2,317)	10,009

From contract owner transactions:
Variable annuity deposits	7,945	26,392	-	-	47,020	184,529
Contract owner maintenance charges	(9)	-	-	-	(121)	(201)
Terminations and withdrawals	(77,183)	(3,134)	(157,806)	(2,544)	(11,005)	(4,767)
Transfers between subaccounts, net	(4,774)	103	-	-	10,503	(545,482)
Net increase (decrease) in net assets from contract owner transactions	(74,021)	23,361	(157,806)	(2,544)	46,397	(365,921)
Net increase (decrease) in net assets	(73,287)	23,432	(156,658)	4,066	44,080	(355,912)
Net assets at beginning of year	109,171	85,739	169,906	165,840	253,551	609,463
Net assets at end of year	$35,884	$109,171	$13,248	$169,906	$297,631	$253,551

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Pioneer Bond VCT		Pioneer High Yield VCT		Pioneer Real Estate Shares VCT	Pioneer Strategic Income VCT
	2015	2014	2015	2014	2015	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$5,201	$2,054	$1,157	$225	$54	$1,626
Capital gains distributions	1,959	88	-	-	-	449
Realized capital gain (loss) on sales of fund shares	(120)	5	355	361	-	(26)
Change in unrealized appreciation/depreciation on investments during the year	(7,273)	(517)	(2,570)	(300)	222	(7,501)
Net increase (decrease) in net assets from operations	(233)	1,630	(1,058)	286	276	(5,452)

From contract owner transactions:
Variable annuity deposits	10,680	275,090	25,500	-	12,500	165,967
Contract owner maintenance charges	-	-	-	-	-	-
Terminations and withdrawals	(14,316)	(9,002)	-	-	-	-
Transfers between subaccounts, net	(53,150)	-	(1,144)	(63,153)	-	14,618
Net increase (decrease) in net assets from contract owner transactions	(56,786)	266,088	24,356	(63,153)	12,500	180,585
Net increase (decrease) in net assets	(57,019)	267,718	23,298	(62,867)	12,776	175,133
Net assets at beginning of year	267,718	-	-	62,867	-	-
Net assets at end of year	$210,699	$267,718	$23,298	$-	$12,776	$175,133

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Power Income VIT		Probabilities Fund		Putnam VT Absolute Return 500
	2015	2014	2015	2014	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$105	$190	$(1,229)	$(1,315)	$(1,232)
Capital gains distributions	-	180	28,809	-	-
Realized capital gain (loss) on sales of fund shares	(16)	102	(150)	1,148	(63)
Change in unrealized appreciation/depreciation on investments during the year	(552)	(839)	(44,277)	10,727	(3,054)
Net increase (decrease) in net assets from operations	(463)	(367)	(16,847)	10,560	(4,349)

From contract owner transactions:
Variable annuity deposits	-	12,300	11,334	16,093	87,006
Contract owner maintenance charges	(41)	(32)	(426)	(417)	(77)
Terminations and withdrawals	-	(7,633)	(3,169)	(16,151)	(6,530)
Transfers between subaccounts, net	11	-	(7,133)	28,659	126,882
Net increase (decrease) in net assets from contract owner transactions	(30)	4,635	606	28,184	207,281
Net increase (decrease) in net assets	(493)	4,268	(16,241)	38,744	202,932
Net assets at beginning of year	11,824	7,556	262,186	223,442	-
Net assets at end of year	$11,331	$11,824	$245,945	$262,186	$202,932

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Putnam VT Equity Income		Putnam VT Growth Opportunities	Putnam VT High Yield
	2015	2014	2015	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(625)	$39	$(593)	$8,182	$(42)
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	8	14	18	(11,779)	(89)
Change in unrealized appreciation/depreciation on investments during the year	(9,113)	1,690	3,701	(3,134)	-
Net increase (decrease) in net assets from operations	(9,730)	1,743	3,126	(6,731)	(131)

From contract owner transactions:
Variable annuity deposits	176,784	3,744	111,666	-	123
Contract owner maintenance charges	(4)	-	(133)	(5)	-
Terminations and withdrawals	(35)	-	-	(5,856)	-
Transfers between subaccounts, net	114,820	-	-	70,967	8
Net increase (decrease) in net assets from contract owner transactions	291,565	3,744	111,533	65,106	131
Net increase (decrease) in net assets	281,835	5,487	114,659	58,375	-
Net assets at beginning of year	17,174	11,687	-	-	-
Net assets at end of year	$299,009	$17,174	$114,659	$58,375	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Putnam VT Income		Putnam VT Voyager	Rydex VIF Banking
	2015	2014	2015	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$6,236	$(243)	$(53)	$(34)	$(65)
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(353)	1	2	(1,866)	1,798
Change in unrealized appreciation/depreciation on investments during the year	(8,309)	(10)	225	-	-
Net increase (decrease) in net assets from operations	(2,426)	(252)	174	(1,900)	1,733

From contract owner transactions:
Variable annuity deposits	10,680	174,988	-	-	-
Contract owner maintenance charges	-	-	(13)	(18)	(12)
Terminations and withdrawals	(4,706)	-	-	(61)	-
Transfers between subaccounts, net	(47,809)	8,807	14,801	1,979	(1,721)
Net increase (decrease) in net assets from contract owner transactions	(41,835)	183,795	14,788	1,900	(1,733)
Net increase (decrease) in net assets	(44,261)	183,543	14,962	-	-
Net assets at beginning of year	183,543	-	-	-	-
Net assets at end of year	$139,282	$183,543	$14,962	$-	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Rydex VIF Basic Materials		Rydex VIF Biotechnology		Rydex VIF Commodities Strategy
	2015	2014	2015	2014	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(494)	$6,363	$(2,687)	$(1,507)	$(14)
Capital gains distributions	-	14,232	-	-	-
Realized capital gain (loss) on sales of fund shares	(9,436)	(397)	50,017	3,931	(131)
Change in unrealized appreciation/depreciation on investments during the year	(5,445)	(27,909)	(28,840)	76,450	-
Net increase (decrease) in net assets from operations	(15,375)	(7,711)	18,490	78,874	(145)

From contract owner transactions:
Variable annuity deposits	-	2	69,285	39,988	-
Contract owner maintenance charges	(175)	(367)	(541)	(423)	-
Terminations and withdrawals	(68,748)	(3,193)	(139,321)	(13,191)	(202)
Transfers between subaccounts, net	7,401	49,404	79,106	86,269	347
Net increase (decrease) in net assets from contract owner transactions	(61,522)	45,846	8,529	112,643	145
Net increase (decrease) in net assets	(76,897)	38,135	27,019	191,517	-
Net assets at beginning of year	160,709	122,574	373,362	181,845	-
Net assets at end of year	$83,812	$160,709	$400,381	$373,362	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Rydex VIF Consumer Products		Rydex VIF Dow 2x Strategy		Rydex VIF Electronics
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$169	$499	$(364)	$(406)	$(122)	$(129)
Capital gains distributions	11,886	24,145	1	20,826	-	-
Realized capital gain (loss) on sales of fund shares	6,291	1,963	(21,085)	2,124	(1,255)	702
Change in unrealized appreciation/depreciation on investments during the year	955	11,172	12,662	(15,194)	(279)	279
Net increase (decrease) in net assets from operations	19,301	37,779	(8,786)	7,350	(1,656)	852

From contract owner transactions:
Variable annuity deposits	39,513	1	29	227	-	-
Contract owner maintenance charges	(487)	(534)	(83)	(115)	(23)	(29)
Terminations and withdrawals	(92,332)	(17,317)	-	(11)	(10)	(28)
Transfers between subaccounts, net	(9,924)	186,936	21,191	92,060	(1,347)	2,241
Net increase (decrease) in net assets from contract owner transactions	(63,230)	169,086	21,137	92,161	(1,380)	2,184
Net increase (decrease) in net assets	(43,929)	206,865	12,351	99,511	(3,036)	3,036
Net assets at beginning of year	434,768	227,903	99,511	-	3,036	-
Net assets at end of year	$390,839	$434,768	$111,862	$99,511	$-	$3,036

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Rydex VIF Energy		Rydex VIF Energy Services		Rydex VIF Europe 1.25x Strategy
	2015	2014	2015	2014	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(51)	$(252)	$(69)	$(428)	$(245)
Capital gains distributions	1,610	9,957	-	5,854	-
Realized capital gain (loss) on sales of fund shares	(1,307)	23	(31,437)	254	(2,200)
Change in unrealized appreciation/depreciation on investments during the year	(25,793)	(35,197)	26,253	(28,617)	(649)
Net increase (decrease) in net assets from operations	(25,541)	(25,469)	(5,253)	(22,937)	(3,094)

From contract owner transactions:
Variable annuity deposits	-	-	3,249	4,893	-
Contract owner maintenance charges	(135)	(189)	(8)	(94)	(72)
Terminations and withdrawals	(3,086)	(3,123)	(56,587)	(64)	-
Transfers between subaccounts, net	7,401	52,199	5,022	187	17,294
Net increase (decrease) in net assets from contract owner transactions	4,180	48,887	(48,324)	4,922	17,222
Net increase (decrease) in net assets	(21,361)	23,418	(53,577)	(18,015)	14,128
Net assets at beginning of year	82,847	59,429	55,230	73,245	-
Net assets at end of year	$61,486	$82,847	$1,653	$55,230	$14,128

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Rydex VIF Financial Services		Rydex VIF Government Long Bond 1.2x Strategy		Rydex VIF Health Care
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(98)	$167	$108	$56	$(1,015)	$(5)
Capital gains distributions	-	-	6,978	-	1,726	83
Realized capital gain (loss) on sales of fund shares	88	65	(4,530)	8,254	(15,424)	77
Change in unrealized appreciation/depreciation on investments during the year	(1,416)	1,051	(1,068)	803	(5,793)	137
Net increase (decrease) in net assets from operations	(1,426)	1,283	1,488	9,113	(20,506)	292

From contract owner transactions:
Variable annuity deposits	-	-	-	100	69,577	-
Contract owner maintenance charges	(7)	(52)	-	(4)	(150)	-
Terminations and withdrawals	(29)	-	(772)	(506)	(42)	(39)
Transfers between subaccounts, net	(36,971)	47,282	(16,142)	50,365	73,206	2,188
Net increase (decrease) in net assets from contract owner transactions	(37,007)	47,230	(16,914)	49,955	142,591	2,149
Net increase (decrease) in net assets	(38,433)	48,513	(15,426)	59,068	122,085	2,441
Net assets at beginning of year	48,513	-	59,068	-	2,441	-
Net assets at end of year	$10,080	$48,513	$43,642	$59,068	$124,526	$2,441

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Rydex VIF Internet	Rydex VIF Inverse Dow 2x Strategy		Rydex VIF Inverse Government Long Bond Strategy
	2015	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(255)	$(2)	$(21)	$(63)	$(82)
Capital gains distributions	574	-	-	-	12
Realized capital gain (loss) on sales of fund shares	(661)	328	(1,498)	(1,380)	(5,638)
Change in unrealized appreciation/depreciation on investments during the year	(2,173)	-	-	-	-
Net increase (decrease) in net assets from operations	(2,515)	326	(1,519)	(1,443)	(5,708)

From contract owner transactions:
Variable annuity deposits	-	-	-	-	-
Contract owner maintenance charges	(65)	-	-	-	-
Terminations and withdrawals	(30)	(202)	-	(115)	(605)
Transfers between subaccounts, net	135,975	(124)	1,519	1,558	6,336
Net increase (decrease) in net assets from contract owner transactions	135,880	(326)	1,519	1,443	5,731
Net increase (decrease) in net assets	133,365	-	-	-	23
Net assets at beginning of year	-	-	-	-	(23)
Net assets at end of year	$133,365	$-	$-	$-	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Rydex VIF Inverse NASDAQ-100 Strategy		Rydex VIF Inverse S&P 500 Strategy		Rydex VIF Japan 2x Strategy	Rydex VIF Leisure
	2015	2014	2015	2014	2015	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(165)	$(88)	$(384)	$(268)	$(85)	$(33)
Capital gains distributions	-	-	-	-	-	2,699
Realized capital gain (loss) on sales of fund shares	(2,318)	(5,047)	(6,203)	(18,541)	(668)	(4,382)
Change in unrealized appreciation/depreciation on investments during the year	(2,162)	1,311	(15,969)	6,034	(185)	(145)
Net increase (decrease) in net assets from operations	(4,645)	(3,824)	(22,556)	(12,775)	(938)	(1,861)

From contract owner transactions:
Variable annuity deposits	28,957	-	-	2	19,627	-
Contract owner maintenance charges	(19)	-	-	(27)	(19)	(11)
Terminations and withdrawals	(280)	(209)	(1,147)	(743)	(8)	-
Transfers between subaccounts, net	2,613	1,428	312,546	(66,362)	(2,998)	4,718
Net increase (decrease) in net assets from contract owner transactions	31,271	1,219	311,399	(67,130)	16,602	4,707
Net increase (decrease) in net assets	26,626	(2,605)	288,843	(79,905)	15,664	2,846
Net assets at beginning of year	11,753	14,358	5,134	85,039	-	-
Net assets at end of year	$38,379	$11,753	$293,977	$5,134	$15,664	$2,846

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Rydex VIF Mid-Cap 1.5x Strategy		Rydex VIF NASDAQ-100		Rydex VIF NASDAQ-100 2x Strategy
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,191)	$(239)	$(1,535)	$(570)	$(710)	$(597)
Capital gains distributions	8,621	538	2,158	843	8,578	38,717
Realized capital gain (loss) on sales of fund shares	(11,552)	249	6,630	12,391	(34,919)	4,121
Change in unrealized appreciation/depreciation on investments during the year	(8,187)	488	3,684	(4,169)	25,119	(28,014)
Net increase (decrease) in net assets from operations	(12,309)	1,036	10,937	8,495	(1,932)	14,227

From contract owner transactions:
Variable annuity deposits	63	-	-	-	70,832	110
Contract owner maintenance charges	(201)	(82)	(412)	(157)	(48)	(162)
Terminations and withdrawals	(1,924)	-	(303)	(17,752)	(979)	(1,219)
Transfers between subaccounts, net	(11,983)	64,052	355,978	47,336	(22,133)	105,466
Net increase (decrease) in net assets from contract owner transactions	(14,045)	63,970	355,263	29,427	47,672	104,195
Net increase (decrease) in net assets	(26,354)	65,006	366,200	37,922	45,740	118,422
Net assets at beginning of year	69,207	4,201	119,272	81,350	118,422	-
Net assets at end of year	$42,853	$69,207	$485,472	$119,272	$164,162	$118,422

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Rydex VIF Nova		Rydex VIF Precious Metals		Rydex VIF Real Estate
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(134)	$(43)	$938	$(391)	$(192)	$790
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(920)	(3,275)	(61,822)	(10,801)	10,242	810
Change in unrealized appreciation/depreciation on investments during the year	907	-	51,886	(6,723)	(2,169)	2,538
Net increase (decrease) in net assets from operations	(147)	(3,318)	(8,998)	(17,915)	7,881	4,138

From contract owner transactions:
Variable annuity deposits	-	-	9,406	2	-	1,298
Contract owner maintenance charges	(57)	(30)	(8)	(77)	(30)	(135)
Terminations and withdrawals	-	-	(76,718)	(382)	(36,714)	(10,238)
Transfers between subaccounts, net	305,248	3,348	43	(34,633)	(135,024)	174,184
Net increase (decrease) in net assets from contract owner transactions	305,191	3,318	(67,277)	(35,090)	(171,768)	165,109
Net increase (decrease) in net assets	305,044	-	(76,275)	(53,005)	(163,887)	169,247
Net assets at beginning of year	-	-	87,973	140,978	176,801	7,554
Net assets at end of year	$305,044	$-	$11,698	$87,973	$12,914	$176,801

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Rydex VIF Retailing		Rydex VIF Russell 2000 1.5x Strategy		Rydex VIF Russell 2000 2x Strategy
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(259)	$(212)	$(978)	$(194)	$(12)	$(65)
Capital gains distributions	1,419	3,314	-	-	-	7
Realized capital gain (loss) on sales of fund shares	4,764	165	(10,471)	734	-	(6,152)
Change in unrealized appreciation/depreciation on investments during the year	(3,902)	(160)	-	-	(360)	-
Net increase (decrease) in net assets from operations	2,022	3,107	(11,449)	540	(372)	(6,210)

From contract owner transactions:
Variable annuity deposits	-	17,746	11	-	-	-
Contract owner maintenance charges	(43)	(49)	(263)	(52)	(4)	(30)
Terminations and withdrawals	(30,396)	(24)	(3,795)	-	-	(191)
Transfers between subaccounts, net	(12,876)	8,549	15,496	(488)	6,840	6,431
Net increase (decrease) in net assets from contract owner transactions	(43,315)	26,222	11,449	(540)	6,836	6,210
Net increase (decrease) in net assets	(41,293)	29,329	-	-	6,464	-
Net assets at beginning of year	55,899	26,570	-	-	-	-
Net assets at end of year	$14,606	$55,899	$-	$-	$6,464	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Rydex VIF S&P 500 2x Strategy		Rydex VIF S&P 500 Pure Growth		Rydex VIF S&P 500 Pure Value
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(352)	$(679)	$(1,827)	$(1,491)	$(15)	$(620)
Capital gains distributions	11,050	10,918	9,727	13,216	9	6,002
Realized capital gain (loss) on sales of fund shares	(32,715)	10,668	10,356	4,617	(4,090)	4,084
Change in unrealized appreciation/depreciation on investments during the year	1,137	(7,757)	441	(4,205)	276	(1,019)
Net increase (decrease) in net assets from operations	(20,880)	13,150	18,697	12,137	(3,820)	8,447

From contract owner transactions:
Variable annuity deposits	15	-	37,406	15,725	-	2
Contract owner maintenance charges	(51)	(191)	(288)	(217)	-	(228)
Terminations and withdrawals	(820)	(578)	(18,535)	(447)	(17)	(7,870)
Transfers between subaccounts, net	(5,532)	101,594	339,078	37,605	(78,516)	76,121
Net increase (decrease) in net assets from contract owner transactions	(6,388)	100,825	357,661	52,666	(78,533)	68,025
Net increase (decrease) in net assets	(27,268)	113,975	376,358	64,803	(82,353)	76,472
Net assets at beginning of year	139,542	25,567	109,257	44,454	83,849	7,377
Net assets at end of year	$112,274	$139,542	$485,615	$109,257	$1,496	$83,849

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Rydex VIF S&P MidCap 400 Pure Growth		Rydex VIF S&P MidCap 400 Pure Value		Rydex VIF S&P SmallCap 600 Pure Growth
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,034)	$(195)	$(7)	$(390)	$(2,392)	$(489)
Capital gains distributions	9,980	1,045	-	(3)	15,695	-
Realized capital gain (loss) on sales of fund shares	(1,994)	3,525	(415)	(4,403)	(2,972)	6,788
Change in unrealized appreciation/depreciation on investments during the year	125	(1,165)	-	-	(6,033)	(6,833)
Net increase (decrease) in net assets from operations	6,077	3,210	(422)	(4,796)	4,298	(534)

From contract owner transactions:
Variable annuity deposits	-	-	-	53	37,521	-
Contract owner maintenance charges	(584)	(72)	-	(120)	(578)	(57)
Terminations and withdrawals	(5,632)	(8)	-	(32)	(6,528)	(218)
Transfers between subaccounts, net	(1,259)	(1,772)	420	4,895	21,533	(68,877)
Net increase (decrease) in net assets from contract owner transactions	(7,475)	(1,852)	420	4,796	51,948	(69,152)
Net increase (decrease) in net assets	(1,398)	1,358	(2)	-	56,246	(69,686)
Net assets at beginning of year	5,282	3,924	-	-	26,250	95,936
Net assets at end of year	$3,884	$5,282	$(2)	$-	$82,496	$26,250

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Rydex VIF S&P SmallCap 600 Pure Value		Rydex VIF Strengthening Dollar 2x Strategy	Rydex VIF Technology		Rydex VIF Tele- communications
	2015	2014	2015	2015	2014	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(481)	$(289)	$(77)	$(87)	$(34)	$(50)
Capital gains distributions	10,271	3,042	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(22,412)	1,694	(153)	459	294	527
Change in unrealized appreciation/depreciation on investments during the year	(3,574)	(6,874)	1,028	(110)	110	-
Net increase (decrease) in net assets from operations	(16,196)	(2,427)	798	262	370	477

From contract owner transactions:
Variable annuity deposits	-	-	26,950	-	-	-
Contract owner maintenance charges	(91)	(40)	(16)	(18)	(12)	(12)
Terminations and withdrawals	(2,273)	(34)	-	(15)	(7)	-
Transfers between subaccounts, net	17,417	(5,591)	(2,362)	(23,324)	22,745	(465)
Net increase (decrease) in net assets from contract owner transactions	15,053	(5,665)	24,572	(23,357)	22,726	(477)
Net increase (decrease) in net assets	(1,143)	(8,092)	25,370	(23,095)	23,096	-
Net assets at beginning of year	17,060	25,152	-	23,096	-	-
Net assets at end of year	$15,917	$17,060	$25,370	$1	$23,096	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Rydex VIF Transportation		Rydex VIF U.S. Government Money Market_(d)		Rydex VIF Utilities
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(75)	$(48)	$(19,183)	$(11,418)	$137	$1,095
Capital gains distributions	1	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(1,389)	1,606	-	-	6,072	1,178
Change in unrealized appreciation/depreciation on investments during the year	-	-	-	-	(2,816)	1,666
Net increase (decrease) in net assets from operations	(1,463)	1,558	(19,183)	(11,418)	3,393	3,939

From contract owner transactions:
Variable annuity deposits	-	17,746	3,284,860	2,346,213	253	-
Contract owner maintenance charges	(28)	(11)	(2,574)	(1,091)	(28)	(98)
Terminations and withdrawals	-	-	(101,746)	(120,285)	(173)	-
Transfers between subaccounts, net	1,491	(19,293)	(2,711,528)	(2,477,655)	(86,419)	93,905
Net increase (decrease) in net assets from contract owner transactions	1,463	(1,558)	469,012	(252,818)	(86,367)	93,807
Net increase (decrease) in net assets	-	-	449,829	(264,236)	(82,974)	97,746
Net assets at beginning of year	-	-	1,227,198	1,491,434	97,746	-
Net assets at end of year	$-	$-	$1,677,027	$1,227,198	$14,772	$97,746

(d) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	SEI VP Conservative Strategy_(b)		SEI VP Defensive Strategy	SEI VP Market Growth Strategy_(b)
	2015	2014	2015	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$14	$309	$13	$884	$161
Capital gains distributions	297	12	14	4,474	-
Realized capital gain (loss) on sales of fund shares	(5)	-	-	(191)	-
Change in unrealized appreciation/depreciation on investments during the year	(1,077)	(462)	(69)	(23,378)	(100)
Net increase (decrease) in net assets from operations	(771)	(141)	(42)	(18,211)	61

From contract owner transactions:
Variable annuity deposits	-	40,040	2,772	255,737	8,077
Contract owner maintenance charges	-	-	-	-	-
Terminations and withdrawals	-	-	-	-	-
Transfers between subaccounts, net	-	-	-	(8,130)	-
Net increase (decrease) in net assets from contract owner transactions	-	40,040	2,772	247,607	8,077
Net increase (decrease) in net assets	(771)	39,899	2,730	229,396	8,138
Net assets at beginning of year	39,899	-	-	8,138	-
Net assets at end of year	$39,128	$39,899	$2,730	$237,534	$8,138

(b) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	T. Rowe Price Blue Chip Growth		T. Rowe Price Equity Income		T. Rowe Price Health Sciences
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(857)	$(191)	$6,952	$7,326	$(2,139)	$(896)
Capital gains distributions	-	-	13,276	-	30,411	20,845
Realized capital gain (loss) on sales of fund shares	11,624	2,367	27,470	4,201	5,118	1,278
Change in unrealized appreciation/depreciation on investments during the year	9,825	1,016	(92,900)	34,985	(16,989)	12,164
Net increase (decrease) in net assets from operations	20,592	3,192	(45,202)	46,512	16,401	33,391

From contract owner transactions:
Variable annuity deposits	104,474	26,392	-	110,379	200,190	93,727
Contract owner maintenance charges	(82)	-	(154)	(244)	(352)	(223)
Terminations and withdrawals	(4,175)	(2,703)	(5,475)	(6,464)	(1,146)	(6,435)
Transfers between subaccounts, net	(1,130)	(26,111)	29,309	1,439	(99,297)	163,011
Net increase (decrease) in net assets from contract owner transactions	99,087	(2,422)	23,680	105,110	99,395	250,080
Net increase (decrease) in net assets	119,679	770	(21,522)	151,622	115,796	283,471
Net assets at beginning of year	70,599	69,829	702,542	550,920	287,839	4,368
Net assets at end of year	$190,278	$70,599	$681,020	$702,542	$403,635	$287,839

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	T. Rowe Price Limited-Term Bond		Templeton Developing Markets VIP Fund		Templeton Foreign VIP Fund
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$568	$2,267	$3,519	$2,662	$8,011	$2,133
Capital gains distributions	-	-	27,111	-	9,285	-
Realized capital gain (loss) on sales of fund shares	(1,492)	(1,727)	(39,282)	78	(13,539)	393
Change in unrealized appreciation/depreciation on investments during the year	(2,363)	83	(23,189)	(24,829)	(19,656)	(30,393)
Net increase (decrease) in net assets from operations	(3,287)	623	(31,841)	(22,089)	(15,899)	(27,867)

From contract owner transactions:
Variable annuity deposits	69,208	-	4,415	76,845	11,149	152,753
Contract owner maintenance charges	(676)	(453)	(3)	(48)	(13)	-
Terminations and withdrawals	(9,997)	(136,444)	(101,686)	(1,585)	(98,565)	(640)
Transfers between subaccounts, net	(12,368)	63,722	(36,091)	(14,736)	42,415	(5,694)
Net increase (decrease) in net assets from contract owner transactions	46,167	(73,175)	(133,365)	60,476	(45,014)	146,419
Net increase (decrease) in net assets	42,880	(72,552)	(165,206)	38,387	(60,913)	118,552
Net assets at beginning of year	324,261	396,813	252,843	214,456	240,511	121,959
Net assets at end of year	$367,141	$324,261	$87,637	$252,843	$179,598	$240,511

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Templeton Global Bond VIP Fund		Templeton Growth VIP Fund		Third Avenue Value
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$16,455	$7,821	$(4)	$(130)	$(48)	$(113)
Capital gains distributions	1,179	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(7,602)	(46)	57	(129)	(770)	2,809
Change in unrealized appreciation/depreciation on investments during the year	(22,437)	(8,047)	106	(106)	-	-
Net increase (decrease) in net assets from operations	(12,405)	(272)	159	(365)	(818)	2,696

From contract owner transactions:
Variable annuity deposits	46,636	184,286	-	-	-	86
Contract owner maintenance charges	(61)	(103)	-	(24)	(32)	(28)
Terminations and withdrawals	(4,985)	(838)	(15)	(22)	-	-
Transfers between subaccounts, net	(34,908)	54,005	(6,114)	6,381	850	(2,754)
Net increase (decrease) in net assets from contract owner transactions	6,682	237,350	(6,129)	6,335	818	(2,696)
Net increase (decrease) in net assets	(5,723)	237,078	(5,970)	5,970	-	-
Net assets at beginning of year	274,965	37,887	5,970	-	-	-
Net assets at end of year	$269,242	$274,965	$-	$5,970	$-	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Transparent Value Directional Allocation VI_(b)		Van Eck VIP Global Gold	Van Eck VIP Global Hard Assets
	2015	2014	2015	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(43)	$(19)	$(48)	$(326)	$(272)
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(3)	(1)	(7)	(663)	21
Change in unrealized appreciation/depreciation on investments during the year	(264)	(295)	(209)	(28,047)	(19,091)
Net increase (decrease) in net assets from operations	(310)	(315)	(264)	(29,036)	(19,342)

From contract owner transactions:
Variable annuity deposits	-	-	-	1,995	78,061
Contract owner maintenance charges	-	-	(8)	-	-
Terminations and withdrawals	-	-	(146)	(1,508)	(423)
Transfers between subaccounts, net	-	10,000	16,010	3,002	-
Net increase (decrease) in net assets from contract owner transactions	-	10,000	15,856	3,489	77,638
Net increase (decrease) in net assets	(310)	9,685	15,592	(25,547)	58,296
Net assets at beginning of year	9,685	-	-	82,249	23,953
Net assets at end of year	$9,375	$9,685	$15,592	$56,702	$82,249

(b) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Virtus Equity Trend_(c)		Virtus International Series		Virtus Multi-Sector Fixed Income Series
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,344)	$(153)	$2,919	$6,068	$2,240	$225
Capital gains distributions	-	2,487	5,978	1,719	-	-
Realized capital gain (loss) on sales of fund shares	(1,000)	9	(207)	146	(288)	(2)
Change in unrealized appreciation/depreciation on investments during the year	(9,040)	(2,284)	(26,689)	(12,752)	(4,882)	(369)
Net increase (decrease) in net assets from operations	(11,384)	59	(17,999)	(4,819)	(2,930)	(146)

From contract owner transactions:
Variable annuity deposits	99,115	13,671	-	79,695	51,247	-
Contract owner maintenance charges	-	-	-	-	-	-
Terminations and withdrawals	-	-	(1,538)	(1,568)	-	(34)
Transfers between subaccounts, net	(7,688)	8,507	-	-	30,959	9,152
Net increase (decrease) in net assets from contract owner transactions	91,427	22,178	(1,538)	78,127	82,206	9,118
Net increase (decrease) in net assets	80,043	22,237	(19,537)	73,308	79,276	8,972
Net assets at beginning of year	32,834	10,597	166,564	93,256	8,972	-
Net assets at end of year	$112,877	$32,834	$147,027	$166,564	$88,248	$8,972

(c) Name change. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Virtus Real Estate Securities Series		VY Clarion Global Real Estate Portfolio		VY Clarion Real Estate Portfolio	Wells Fargo International Equity VT_(c)
	2015	2014	2015	2014	2015	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,213	$912	$32	$(5)	$74	$172
Capital gains distributions	24,945	15,196	-	-	-	-
Realized capital gain (loss) on sales of fund shares	194	23	88	-	1	(615)
Change in unrealized appreciation/depreciation on investments during the year	(23,442)	3,918	(40)	76	571	-
Net increase (decrease) in net assets from operations	2,910	20,049	80	71	646	(443)

From contract owner transactions:
Variable annuity deposits	-	97,880	4,644	4,892	-	-
Contract owner maintenance charges	-	-	-	-	-	-
Terminations and withdrawals	(2,239)	(601)	(3,627)	(34)	-	-
Transfers between subaccounts, net	3,146	4,817	(1,655)	-	10,000	443
Net increase (decrease) in net assets from contract owner transactions	907	102,096	(638)	4,858	10,000	443
Net increase (decrease) in net assets	3,817	122,145	(558)	4,929	10,646	-
Net assets at beginning of year	144,067	21,922	4,929	-	-	-
Net assets at end of year	$147,884	$144,067	$4,371	$4,929	$10,646	$-

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Wells Fargo Omega Growth VT_(c)		Wells Fargo Opportunity VT_(c)		Wells Fargo Small Cap Value VT_(c)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,049)	$(1,001)	$(184)	$(9)	$-	$(89)
Capital gains distributions	15,659	17,509	1,740	-	-	-
Realized capital gain (loss) on sales of fund shares	(4,655)	(12)	1,992	3	1,958	(3,273)
Change in unrealized appreciation/depreciation on investments during the year	(10,383)	(13,791)	(1,369)	449	(4,411)	941
Net increase (decrease) in net assets from operations	(428)	2,705	2,179	443	(2,453)	(2,421)

From contract owner transactions:
Variable annuity deposits	-	13,108	-	-	3,880	-
Contract owner maintenance charges	-	-	(22)	-	-	(29)
Terminations and withdrawals	(20,739)	(333)	-	-	(15,758)	(291)
Transfers between subaccounts, net	-	-	(3,525)	-	(6,193)	3,478
Net increase (decrease) in net assets from contract owner transactions	(20,739)	12,775	(3,547)	-	(18,071)	3,158
Net increase (decrease) in net assets	(21,167)	15,480	(1,368)	443	(20,524)	737
Net assets at beginning of year	90,848	75,368	4,798	4,355	25,149	24,412
Net assets at end of year	$69,681	$90,848	$3,430	$4,798	$4,625	$25,149

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

Western Asset Variable Global High Yield Bond
2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(6)
Capital gains distributions	-
Realized capital gain (loss) on sales of fund shares	(513)
Change in unrealized appreciation/depreciation on investments during the year	-
Net increase (decrease) in net assets from operations	(519)

From contract owner transactions:
Variable annuity deposits	-
Contract owner maintenance charges	-
Terminations and withdrawals	-
Transfers between subaccounts, net	519
Net increase (decrease) in net assets from contract owner transactions	519
Net increase (decrease) in net assets	-
Net assets at beginning of year	-
Net assets at end of year	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements

December 31, 2015

1. Organization and Significant Accounting Policies

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity (the Account) is a deferred variable annuity contract offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL).  The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for EliteDesigns and EliteDesigns II are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows::

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

7Twelve Balanced Portfolio	-	7Twelve Advisors, LLC	-
AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	-
AB VPS Global Thematic Growth	B	AllianceBernstein LP	-
AB VPS Growth and Income	B	AllianceBernstein LP	-
AB VPS Small/Mid Cap Value	B	AllianceBernstein LP	-
Adaptive Allocation Portfolio	-	Critical Math Advisors LLC	-
Alger Capital Appreciation	S	Fred Alger Management, Inc.	-
Alger Large Cap Growth	S	Fred Alger Management, Inc.	-
ALPS/Alerian Energy Infrastructure	Class III	ALPS Advisors, Inc.	-
American Century VP Income & Growth	II	American Century Investment Management, Inc.	-
American Century VP Inflation Protection	II	American Century Investment Management, Inc.	-
American Century VP International	II	American Century Investment Management, Inc.	-
American Century VP Mid Cap Value	II	American Century Investment Management, Inc.	-
American Century VP Value	II	American Century Investment Management, Inc.	-
American Funds IS Asset Allocation	Class 4	Capital Research and Management Company	-
American Funds IS Blue Chip Income and Growth	Class 4	Capital Research and Management Company	-
American Funds IS Global Bond	Class 4	Capital Research and Management Company	-
American Funds IS Global Growth	Class 4	Capital Research and Management Company	-
American Funds IS Global Growth and Income	Class 4	Capital Research and Management Company	-
American Funds IS Global Small Capitalization	Class 4	Capital Research and Management Company	-
American Funds IS Growth	Class 4	Capital Research and Management Company	-
American Funds IS Growth-Income	Class 4	Capital Research and Management Company	-
American Funds IS International	Class 4	Capital Research and Management Company	-
American Funds IS International Growth and Income	Class 4	Capital Research and Management Company	-
American Funds IS Mortgage	Class 4	Capital Research and Management Company	-
American Funds IS New World	Class 4	Capital Research and Management Company	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

American Funds IS U.S. Government/AAA-Rated Securities	Class 4	Capital Research and Management Company	-
BlackRock Basic Value V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Capital Appreciation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Opportunities V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Large Cap Core V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Large Cap Growth V.I.	Class 3	BlackRock Advisors LLC	-
Deutsche Capital Growth VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Core Equity VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Global Growth VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Global Small Cap VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Government & Agency Securities VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche High Income VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Large Cap Value VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Small Mid Cap Value VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Dimensional VA Global Bond Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Limited
Dimensional VA International Small Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Limited
Dimensional VA International Value Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Limited
Dimensional VA Short-Term Fixed Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Limited
Dimensional VA U.S. Large Value Portfolio	-	Dimensional Fund Advisors LP	-
Dimensional VA U.S. Targeted Value Portfolio	-	Dimensional Fund Advisors LP	-
Dreyfus IP Small Cap Stock Index	Service	The Dreyfus Corporation	-
Dreyfus IP Technology Growth	Service	The Dreyfus Corporation	-
Dreyfus Stock Index	Service	The Dreyfus Corporation	Mellon Capital Management Corporation
Dreyfus VIF Appreciation	Service	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus VIF International Value	Service	The Dreyfus Corporation	Boston Company Asset Mgmt LLC
Eaton Vance VT Floating-Rate Income	-	Eaton Vance Management	-
Eaton Vance VT Large-Cap Value	-	Eaton Vance Management	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Federated Fund for U.S. Government Securities II	II	Federated Investment Management Company	-
Federated High Income Bond II	Service	Federated Investment Management Company	-
Fidelity VIP Balanced	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Investments Money Management Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Rsrch (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Contrafund	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Disciplined Small Cap	Service Class 2	Fidelity Management & Research Co.	Geode Capital Management, LLC FMR Co., Inc. (FMRC)
Fidelity VIP Emerging Markets	Service Class 2	Fidelity Management & Research Co.
Fidelity Management & Research (UK) Inc.
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (U.K.) Ltd
Fidelity Management & Research (HK) Ltd
Fidelity Management & Research (Japan) Inc.
FMR Co., Inc. (FMRC)

Fidelity VIP Growth & Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP High Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Fidelity VIP Index 500	Service Class 2	Fidelity Management & Research Co.	Geode Capital Management, LLC FMR Co., Inc. (FMRC)
Fidelity VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Investments Money Management Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc.
Fidelity VIP Mid Cap	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Overseas	Service Class 2	Fidelity Management & Research Co.
Fidelity Management & Research (UK) Inc.
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (U.K.) Ltd
Fidelity Management & Research (HK) Ltd
Fidelity Management & Research (Japan) Inc.
FMR Co., Inc. (FMRC)

Fidelity VIP Real Estate	Service Class 2	Fidelity SelectCo, LLC	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Strategic Income	Service Class 2	Fidelity Management & Research Co.
Fidelity Management & Research (UK) Inc.
FIL Investments (Japan) Ltd
FIL Investment Advisors;
Fidelity Inv Money Mgmt Inc;
FIL Investment Advisors (U.K.) Ltd
Fidelity Management & Research (HK) Ltd
Fidelity Management & Research (Japan) Inc.
FMR Co., Inc. (FMRC)

FormulaFolios US Equity Portfolio	1	FormulaFolio Investments, LLC	-
Franklin Flex Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Growth and Income VIP Fund	Class 2	Franklin Advisers, Inc.	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Franklin High Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Large Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Rising Dividends VIP Fund	Class 2	Franklin Advisory Services, LLC	-
Franklin Small Cap Value VIP Fund	Class 2	Franklin Advisory Services, LLC	-
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers, Inc.	-
Goldman Sachs VIT Growth Opportunities	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT High Quality Floating Rate	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Large Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Mid Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Small Cap Equity Insights	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Strategic Growth	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Strategic International Equity	Service	Goldman Sachs Asset Management International	-
Guggenheim VIF All Cap Value	-	Guggenheim Investments	-
Guggenheim VIF CLS AdvisorOne Global Diversified Equity	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Global Growth	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Growth and Income	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF Floating Rate Strategies	-	Guggenheim Investments	-
Guggenheim VIF Global Managed Futures Strategy	-	Guggenheim Investments	-
Guggenheim VIF High Yield	-	Guggenheim Investments	-
Guggenheim VIF Large Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Long Short Equity	-	Guggenheim Investments	-
Guggenheim VIF Macro Opportunities	-	Guggenheim Investments	-
Guggenheim VIF Managed Asset Allocation	-	Guggenheim Investments	-
Guggenheim VIF Mid Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Multi-Hedge Strategies	-	Guggenheim Investments	-
Guggenheim VIF Small Cap Value	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Core	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Growth	-	Guggenheim Investments	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Guggenheim VIF StylePlus Mid Growth	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Small Growth	-	Guggenheim Investments	-
Guggenheim VIF Total Return Bond	-	Guggenheim Investments	-
Guggenheim VIF World Equity Income	-	Guggenheim Investments	-
Ibbotson Aggressive Growth ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Ibbotson Balanced ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Ibbotson Conservative ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Ibbotson Growth ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Ibbotson Income and Growth ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Invesco V.I. American Franchise	Series II	Invesco Advisers, Inc.	-
Invesco V.I. American Value	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Balanced-Risk Allocation	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Health Care	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Real Estate	Series II	Invesco Advisers, Inc.	Invesco Asset Management Ltd.
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Growth and Income	Series II	Invesco Advisers, Inc.	-
Invesco V.I. High Yield	Series II	Invesco Advisers, Inc.	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Managed Volatility	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. S&P 500 Index	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Small Cap Equity	Series II	Invesco Advisers, Inc.	-
Ivy Funds VIP Asset Strategy	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Balanced	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Core Equity	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Dividend Opportunities	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Energy	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Global Bond	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Global Growth	-	Waddell & Reed Investment Management Co.	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Ivy Funds VIP Global Natural Resources	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Growth	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP High Income	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP International Core Equity	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Limited-Term Bond	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Mid Cap Growth	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Real Estate Securities	-	Waddell & Reed Investment Management Co.	Advantus Capital Management Co.
Ivy Funds VIP Science and Technology	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Small Cap Growth	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Small Cap Value	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Value	-	Waddell & Reed Investment Management Co.	-
Janus Aspen Enterprise	Service	Janus Capital Management LLC	-
Janus Aspen Forty	Service	Janus Capital Management LLC	-
Janus Aspen Janus Portfolio	Service	Janus Capital Management LLC	-
Janus Aspen Overseas	Service	Janus Capital Management LLC	-
Janus Aspen Perkins Mid Cap Value	Service	Janus Capital Management LLC	Perkins Investment Management LLC
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust Intrepid MidCap Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust US Equity Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Calibrated Dividend Growth VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Classic Stock VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Fundamental Equity VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Growth and Income VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Growth Opportunities VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Mid Cap Stock VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Total Return VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Value Opportunities VC	VC	Lord, Abbett & Co. LLC	-
MFS VIT Emerging Markets Equity	Service	Massachusetts Financial Services Company	-
MFS VIT Global Tactical Allocation	Service	Massachusetts Financial Services Company	-
MFS VIT High Yield	Service	Massachusetts Financial Services Company	-
MFS VIT II MA Investors Growth Stock	Service	Massachusetts Financial Services Company	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

MFS VIT II Research International	Service	Massachusetts Financial Services Company	-
MFS VIT International Value	Service	Massachusetts Financial Services Company	-
MFS VIT Investors Trust	Service	Massachusetts Financial Services Company	-
MFS VIT New Discovery	Service	Massachusetts Financial Services Company	-
MFS VIT Research	Service	Massachusetts Financial Services Company	-
MFS VIT Total Return	Service	Massachusetts Financial Services Company	-
MFS VIT Total Return Bond	Service	Massachusetts Financial Services Company	-
MFS VIT Utilities	Service	Massachusetts Financial Services Company	-
Morgan Stanley UIF Emerging Markets Debt	II	Morgan Stanley Investment Management Inc	-
Morgan Stanley UIF Emerging Markets Equity	II	Morgan Stanley Investment Management Inc	Morgan Stanley Investment Management Ltd.
Neuberger Berman AMT Guardian	I	Neuberger Berman Investment Advisers LLC	-
Neuberger Berman AMT Socially Responsive	S	Neuberger Berman Investment Advisers LLC	-
Oppenheimer Global Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Global Strategic Income Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer International Growth Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Main Street Small Cap Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
PIMCO VIT All Asset	Advisor	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Global Bond (Unhedged)	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT High Yield	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Short-Term	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company LLC	-
Pioneer Bond VCT	II	Pioneer Investment Management Inc	-
Pioneer Emerging Markets VCT	II	Pioneer Investment Management Inc	-
Pioneer Equity Income VCT	II	Pioneer Investment Management Inc	-
Pioneer High Yield VCT	II	Pioneer Investment Management Inc	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Pioneer Real Estate Shares VCT	II	Pioneer Investment Management Inc	AEW Capital Management LP
Pioneer Strategic Income VCT	II	Pioneer Investment Management Inc	-
Power Income VIT	Class 2	W.E. Donoghue & Co., Inc.	-
Probabilities Fund	Class 2	Probabilities Fund Management	-
Putnam VT Absolute Return 500	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Capital Opportunities	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Diversified Income	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Equity Income	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Global Asset Allocation	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Growth Opportunities	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT High Yield	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Income	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Investors	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Voyager	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Redwood Managed Volatility	Class N	Redwood Investment Management, LLC	-
Rydex VIF Banking	-	Guggenheim Investments	-
Rydex VIF Basic Materials	-	Guggenheim Investments	-
Rydex VIF Biotechnology	-	Guggenheim Investments	-
Rydex VIF Commodities Strategy	-	Guggenheim Investments	-
Rydex VIF Consumer Products	-	Guggenheim Investments	-
Rydex VIF Dow 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Electronics	-	Guggenheim Investments	-
Rydex VIF Energy	-	Guggenheim Investments	-
Rydex VIF Energy Services	-	Guggenheim Investments	-
Rydex VIF Europe 1.25x Strategy	-	Guggenheim Investments	-
Rydex VIF Financial Services	-	Guggenheim Investments	-
Rydex VIF Government Long Bond 1.2x Strategy	-	Guggenheim Investments	-
Rydex VIF Health Care	-	Guggenheim Investments	-
Rydex VIF High Yield Strategy	-	Guggenheim Investments	-
Rydex VIF Internet	-	Guggenheim Investments	-
Rydex VIF Inverse Dow 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse Government Long Bond Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse Mid-Cap Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse NASDAQ-100 Strategy	-	Guggenheim Investments	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Rydex VIF Inverse Russell 2000 Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse S&P 500 Strategy	-	Guggenheim Investments	-
Rydex VIF Japan 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Leisure	-	Guggenheim Investments	-
Rydex VIF Mid-Cap 1.5x Strategy	-	Guggenheim Investments	-
Rydex VIF NASDAQ-100	-	Guggenheim Investments	-
Rydex VIF NASDAQ-100 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Nova	-	Guggenheim Investments	-
Rydex VIF Precious Metals	-	Guggenheim Investments	-
Rydex VIF Real Estate	-	Guggenheim Investments	-
Rydex VIF Retailing	-	Guggenheim Investments	-
Rydex VIF Russell 2000 1.5x Strategy	-	Guggenheim Investments	-
Rydex VIF Russell 2000 2x Strategy	-	Guggenheim Investments	-
Rydex VIF S&P 500 2x Strategy	-	Guggenheim Investments	-
Rydex VIF S&P 500 Pure Growth	-	Guggenheim Investments	-
Rydex VIF S&P 500 Pure Value	-	Guggenheim Investments	-
Rydex VIF S&P MidCap 400 Pure Growth	-	Guggenheim Investments	-
Rydex VIF S&P MidCap 400 Pure Value	-	Guggenheim Investments	-
Rydex VIF S&P SmallCap 600 Pure Growth	-	Guggenheim Investments	-
Rydex VIF S&P SmallCap 600 Pure Value	-	Guggenheim Investments	-
Rydex VIF Strengthening Dollar 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Technology	-	Guggenheim Investments	-
Rydex VIF Telecommunications	-	Guggenheim Investments	-
Rydex VIF Transportation	-	Guggenheim Investments	-
Rydex VIF U.S. Government Money Market	-	Guggenheim Investments	-
Rydex VIF Utilities	-	Guggenheim Investments	-
Rydex VIF Weakening Dollar 2x Strategy	-	Guggenheim Investments	-
SEI VP Balanced Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Conservative Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Defensive Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Market Growth Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Market Plus Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Moderate Strategy	Class III	SEI Investments Management Corp.	-
T. Rowe Price Blue Chip Growth	II	T. Rowe Price Associates, Inc.	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

T. Rowe Price Equity Income	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Limited-Term Bond	II	T. Rowe Price Associates, Inc.	-
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd. (SG)	-
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel, LLC	-
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc.	-
Templeton Growth VIP Fund	Class 2	Templeton Global Advisors Ltd.	-
Third Avenue Value	-	Third Avenue Management LLC	-
Transparent Value Directional Allocation VI	Class II	Guggenheim Partners Investment Mgmt LLC	-
Van Eck VIP Global Gold	S	Van Eck Associates Corporation	-
Van Eck VIP Global Hard Assets	S	Van Eck Associates Corporation	-
Vanguard VIF Balanced	-	Wellington Management Company LLP	-
Vanguard VIF Capital Growth	-	PRIMECAP Management Company	-
Vanguard VIF Conservative Allocation	-	Vanguard Group Inc	-
Vanguard VIF Diversified Value	-	Baillie Gifford Overseas Limited	-
Vanguard VIF Equity Income	-	Vanguard Group Inc	-
Vanguard VIF Equity Index	-	Vanguard Group Inc	-
Vanguard VIF Growth	-	Wellington Management Company LLP Jackson Square Partners, LLC William Blair Investment Management, LLC	-
Vanguard VIF High Yield Bond	-	Wellington Management Company LLP	-
Vanguard VIF International	-	Baillie Gifford Overseas Limited Schroder Investment Management North America Inc. M&G Investment Management Limited	-
Vanguard VIF Mid-Cap Index	-	Vanguard Group Inc	-
Vanguard VIF Moderate Allocation	-	Vanguard Group Inc	-
Vanguard VIF REIT Index	-	Vanguard Group Inc	-
Vanguard VIF Short Term Investment Grade	-	Vanguard Group Inc	-
Vanguard VIF Small Company Growth	-	Granahan Investment Management Inc Vanguard Group Inc
Vanguard VIF Total Bond Market Index	-	Vanguard Group Inc	-
Vanguard VIF Total Stock Market Index	-	Vanguard Group Inc	-
Virtus Equity Trend	A	Virtus Investment Advisors (VIA)	Euclid Advisors LLC

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Virtus International Series	A	Virtus Investment Advisors (VIA)	Euclid Advisors LLC
Virtus Multi-Sector Fixed Income Series	A	Virtus Investment Advisors (VIA)	Newfleet Asset Management, LLC
Virtus Real Estate Securities Series	A	Virtus Investment Advisors (VIA)	Duff & Phelps Inv Mgmt Co (IL)
Virtus Small-Cap Growth Series	A	Virtus Investment Advisors (VIA)	Kayne Anderson Rudnick Inv Mgmt., LLC
Virtus Strategic Allocation Series	A	Virtus Investment Advisors (VIA)	Euclid Advisors LLC Newfleet Asset Management, LLC
Voya MidCap Opportunities Portfolio	S2	Voya Investments, LLC	Voya Investment Management Co. LLC (US)
VY Clarion Global Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	S2	Directed Services LLC	CBRE Clarion Securities LLC
Wells Fargo International Equity VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Intrinsic Value VT	2	Wells Fargo Funds Management, LLC	Metropolitan West Capital Management LLC
Wells Fargo Omega Growth VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Opportunity VT	VT	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Small Cap Value VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd; Western Asset Management Company; Western Asset Management Company Limited

Under the terms of the investment advisory contracts, investment portfolios of certain underlying mutual funds are managed by Security Investors, LLC doing business as Guggenheim Investments, a limited liability company controlled by its members and affiliated with Security Benefit Corporation.  As disclosed in the above table, Guggenheim Investments serves as investment adviser for certain mutual funds.  The advisory agreement provides for a fee at annual rates up to 0.60% of the average net assets of each respective fund.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Three-hundred-nineteen subaccounts are currently offered by the Account, the following had no activity as indicated:
Subaccount	2015	2014

7Twelve Balanced Portfolio		X
AB VPS Dynamic Asset Allocation	X	X
AB VPS Global Thematic Growth	X	X
AB VPS Growth and Income		X
Adaptive Allocation Portfolio	X	X
Alger Large Cap Growth	X	X
American Century VP Inflation Protection	X
American Century VP International	X	X
American Century VP Value		X
American Funds IS Asset Allocation		X
American Funds IS Global Bond		X
American Funds IS Global Growth		X
American Funds IS Global Growth and Income	X	X
American Funds IS Global Small Capitalization	X	X
American Funds IS Growth-Income	X	X
American Funds IS International		X
American Funds IS International Growth and Income		X
American Funds IS Mortgage		X
American Funds IS U.S. Government/AAA-Rated Securities		X
BlackRock Basic Value V.I.		X
BlackRock Capital Appreciation V.I.	X	X
BlackRock Global Opportunities V.I.	X	X
BlackRock Large Cap Core V.I.	X	X
BlackRock Large Cap Growth V.I.	X	X
Deutsche Capital Growth VIP	X
Deutsche Core Equity VIP		X
Deutsche High Income VIP	X
Deutsche Large Cap Value VIP	X	X
Deutsche Small Mid Cap Value VIP	X	X
Dreyfus IP Technology Growth		X
Dreyfus Stock Index	X	X
Dreyfus VIF Appreciation	X	X
Dreyfus VIF International Value	X
Eaton Vance VT Large-Cap Value	X	X
FormulaFolios US Equity Portfolio	X
Franklin Flex Cap Growth VIP Fund	X	X
Franklin Small-Mid Cap Growth VIP Fund	X	X
Franklin U.S. Government Securities VIP Fund		X
Goldman Sachs VIT Large Cap Value		X
Goldman Sachs VIT Strategic Growth		X
Goldman Sachs VIT Strategic International Equity		X
Guggenheim VIF All Cap Value	X	X
Guggenheim VIF CLS AdvisorOne Global Growth		X
Guggenheim VIF Managed Asset Allocation	X	X

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	2015	2014

Guggenheim VIF StylePlus Small Growth	X	X
Guggenheim VIF World Equity Income	X
Ibbotson Income and Growth ETF Asset Allocation		X
Invesco V.I. American Franchise	X
Invesco V.I. Core Equity	X	X
Invesco V.I. Global Health Care		X
Invesco V.I. Growth and Income	X	X
Invesco V.I. Managed Volatility	X	X
Invesco V.I. Mid Cap Growth		X
Ivy Funds VIP Dividend Opportunities	X	X
Ivy Funds VIP Global Natural Resources		X
Ivy Funds VIP Growth		X
Ivy Funds VIP Real Estate Securities		X
Ivy Funds VIP Small Cap Growth		X
Janus Aspen Perkins Mid Cap Value		X
JPMorgan Insurance Trust Small Cap Core Portfolio		X
JPMorgan Insurance Trust US Equity Portfolio	X	X
Lord Abbett Series Classic Stock VC	X	X
Lord Abbett Series Fundamental Equity VC	X	X
Lord Abbett Series Growth Opportunities VC	X	X
Lord Abbett Series Mid Cap Stock VC	X	X
Lord Abbett Series Value Opportunities VC	X	X
MFS VIT Global Tactical Allocation	X	X
MFS VIT High Yield	X	X
MFS VIT II MA Investors Growth Stock		X
MFS VIT International Value		X
MFS VIT Investors Trust		X
MFS VIT Research		X
Morgan Stanley UIF Emerging Markets Debt	X	X
Neuberger Berman AMT Socially Responsive	X	X
PIMCO VIT All Asset		X
PIMCO VIT Foreign Bond (Unhedged)	X	X
PIMCO VIT Global Multi-Asset Managed Allocation	X	X
PIMCO VIT Low Duration Administrative Class	X	X
PIMCO VIT Real Return Administrative Class	X	X
Pioneer Emerging Markets VCT	X	X
Pioneer Equity Income VCT	X	X
Pioneer Real Estate Shares VCT		X
Pioneer Strategic Income VCT		X
Putnam VT Absolute Return 500		X
Putnam VT Capital Opportunities	X	X
Putnam VT Diversified Income	X	X
Putnam VT Global Asset Allocation	X	X
Putnam VT Growth Opportunities		X
Putnam VT Investors	X	X
Putnam VT Voyager		X
Redwood Managed Volatility	X
Rydex VIF Commodities Strategy	X

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	2015	2014

Rydex VIF Europe 1.25x Strategy		X
Rydex VIF High Yield Strategy	X
Rydex VIF Internet		X
Rydex VIF Inverse Mid-Cap Strategy	X	X
Rydex VIF Inverse Russell 2000 Strategy	X	X
Rydex VIF Japan 2x Strategy		X
Rydex VIF Leisure		X
Rydex VIF Strengthening Dollar 2x Strategy		X
Rydex VIF Telecommunications		X
Rydex VIF Weakening Dollar 2x Strategy	X	X
SEI VP Balanced Strategy	X	X
SEI VP Defensive Strategy		X
SEI VP Market Plus Strategy	X	X
SEI VP Moderate Strategy	X	X
Van Eck VIP Global Gold		X
Vanguard VIF Balanced	X
Vanguard VIF Capital Growth	X
Vanguard VIF Conservative Allocation	X
Vanguard VIF Diversified Value	X
Vanguard VIF Equity Income	X
Vanguard VIF Equity Index	X
Vanguard VIF Growth	X
Vanguard VIF High Yield Bond	X
Vanguard VIF International	X
Vanguard VIF Mid-Cap Index	X
Vanguard VIF Moderate Allocation	X
Vanguard VIF REIT Index	X
Vanguard VIF Short Term Investment Grade	X
Vanguard VIF Small Company Growth	X
Vanguard VIF Total Bond Market Index	X
Vanguard VIF Total Stock Market Index	X
Virtus Small-Cap Growth Series	X	X
Virtus Strategic Allocation Series	X	X
Voya MidCap Opportunities Portfolio	X	X
VY Clarion Real Estate Portfolio		X
Wells Fargo International Equity VT		X
Wells Fargo Intrinsic Value VT	X	X
Western Asset Variable Global High Yield Bond	X

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

All subaccounts reported a full twelve month period except for the following as indicated:
Inception Date	Subaccount

November 20, 2015	FormulaFolios US Equity Portfolio
November 20, 2015	Redwood Managed Volatility
November 20, 2015	Rydex VIF High Yield Strategy
November 20, 2015	Vanguard VIF Balanced
November 20, 2015	Vanguard VIF Capital Growth
November 20, 2015	Vanguard VIF Conservative Allocation
November 20, 2015	Vanguard VIF Diversified Value
November 20, 2015	Vanguard VIF Equity Income
November 20, 2015	Vanguard VIF Equity Index
November 20, 2015	Vanguard VIF Growth
November 20, 2015	Vanguard VIF High Yield Bond
November 20, 2015	Vanguard VIF International
November 20, 2015	Vanguard VIF Mid-Cap Index
November 20, 2015	Vanguard VIF Moderate Allocation
November 20, 2015	Vanguard VIF REIT Index
November 20, 2015	Vanguard VIF Short Term Investment Grade
November 20, 2015	Vanguard VIF Small Company Growth
November 20, 2015	Vanguard VIF Total Bond Market Index
November 20, 2015	Vanguard VIF Total Stock Market Index
July 1, 2014	Transparent Value Directional Allocation VI
May 1, 2014	AB VPS Dynamic Asset Allocation
May 1, 2014	American Funds IS Asset Allocation
May 1, 2014	American Funds IS Blue Chip Income and Growth
May 1, 2014	American Funds IS Global Bond
May 1, 2014	American Funds IS Global Growth
May 1, 2014	American Funds IS Global Growth and Income
May 1, 2014	American Funds IS Global Small Capitalization
May 1, 2014	American Funds IS Growth
May 1, 2014	American Funds IS Growth-Income
May 1, 2014	American Funds IS International
May 1, 2014	American Funds IS International Growth and Income
May 1, 2014	American Funds IS Mortgage
May 1, 2014	American Funds IS New World
May 1, 2014	American Funds IS U.S. Government/AAA-Rated Securities
May 1, 2014	Eaton Vance VT Floating-Rate Income
May 1, 2014	Eaton Vance VT Large-Cap Value
May 1, 2014	Invesco V.I. Balanced-Risk Allocation
May 1, 2014	Ivy Funds VIP Global Natural Resources
May 1, 2014	MFS VIT Global Tactical Allocation
May 1, 2014	MFS VIT International Value
May 1, 2014	PIMCO VIT Global Multi-Asset Managed Allocation
May 1, 2014	SEI VP Balanced Strategy
May 1, 2014	SEI VP Conservative Strategy
May 1, 2014	SEI VP Defensive Strategy
May 1, 2014	SEI VP Market Growth Strategy
May 1, 2014	SEI VP Market Plus Strategy
May 1, 2014	SEI VP Moderate Strategy
May 1, 2014	Virtus Small-Cap Growth Series
May 1, 2013	7Twelve Balanced Portfolio

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount

May 1, 2013	ALPS/Alerian Energy Infrastructure
May 1, 2013	Guggenheim VIF Floating Rate Strategies
May 1, 2013	Guggenheim VIF Macro Opportunities
May 1, 2013	Probabilities Fund
May 1, 2013	Van Eck VIP Global Gold
May 1, 2013	Virtus Equity Trend
May 1, 2013	Virtus International Series
May 1, 2013	Virtus Multi-Sector Fixed Income Series
May 1, 2013	Virtus Real Estate Securities Series
May 1, 2013	Virtus Strategic Allocation Series
February 1, 2013	AB VPS Global Thematic Growth
February 1, 2013	AB VPS Growth and Income
February 1, 2013	AB VPS Small/Mid Cap Value
February 1, 2013	Adaptive Allocation Portfolio
February 1, 2013	American Century VP Inflation Protection
February 1, 2013	BlackRock High Yield V.I.
February 1, 2013	Deutsche High Income VIP
February 1, 2013	Dimensional VA Global Bond Portfolio
February 1, 2013	Dimensional VA International Small Portfolio
February 1, 2013	Dimensional VA International Value Portfolio
February 1, 2013	Dimensional VA Short-Term Fixed Portfolio
February 1, 2013	Dimensional VA U.S. Large Value Portfolio
February 1, 2013	Dimensional VA U.S. Targeted Value Portfolio
February 1, 2013	Dreyfus IP Small Cap Stock Index
February 1, 2013	Dreyfus IP Technology Growth
February 1, 2013	Dreyfus Stock Index
February 1, 2013	Dreyfus VIF Appreciation
February 1, 2013	Fidelity VIP Emerging Markets
February 1, 2013	Fidelity VIP High Income
February 1, 2013	Guggenheim VIF StylePlus Large Core
February 1, 2013	Guggenheim VIF StylePlus Small Growth
February 1, 2013	Guggenheim VIF Total Return Bond
February 1, 2013	Ibbotson Aggressive Growth ETF Asset Allocation
February 1, 2013	Ibbotson Balanced ETF Asset Allocation
February 1, 2013	Ibbotson Conservative ETF Asset Allocation
February 1, 2013	Ibbotson Growth ETF Asset Allocation
February 1, 2013	Ibbotson Income and Growth ETF Asset Allocation
February 1, 2013	Invesco V.I. S&P 500 Index
February 1, 2013	JPMorgan Insurance Trust Core Bond Portfolio
February 1, 2013	JPMorgan Insurance Trust Intrepid MidCap Portfolio
February 1, 2013	JPMorgan Insurance Trust Small Cap Core Portfolio
February 1, 2013	JPMorgan Insurance Trust US Equity Portfolio
February 1, 2013	MFS VIT Emerging Markets Equity
February 1, 2013	MFS VIT High Yield
February 1, 2013	Morgan Stanley UIF Emerging Markets Debt
February 1, 2013	Morgan Stanley UIF Emerging Markets Equity
February 1, 2013	PIMCO VIT Short-Term
February 1, 2013	Pioneer Bond VCT
February 1, 2013	Pioneer Emerging Markets VCT
February 1, 2013	Pioneer Equity Income VCT
February 1, 2013	Pioneer High Yield VCT
February 1, 2013	Pioneer Real Estate Shares VCT

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount

February 1, 2013	Pioneer Strategic Income VCT
February 1, 2013	Power Income VIT
February 1, 2013	Putnam VT Absolute Return 500
February 1, 2013	Putnam VT Capital Opportunities
February 1, 2013	Putnam VT Diversified Income
February 1, 2013	Putnam VT Equity Income
February 1, 2013	Putnam VT Global Asset Allocation
February 1, 2013	Putnam VT Growth Opportunities
February 1, 2013	Putnam VT High Yield
February 1, 2013	Putnam VT Income
February 1, 2013	Putnam VT Investors
February 1, 2013	Putnam VT Voyager
February 1, 2013	Voya MidCap Opportunities Portfolio
February 1, 2013	VY Clarion Global Real Estate Portfolio
February 1, 2013	VY Clarion Real Estate Portfolio
February 1, 2013	Western Asset Variable Global High Yield Bond
April 29, 2011	Invesco V.I. Government Securities
April 1, 2011	Alger Capital Appreciation
April 1, 2011	Alger Large Cap Growth
April 1, 2011	American Century VP Income & Growth
April 1, 2011	American Century VP International
April 1, 2011	American Century VP Mid Cap Value
April 1, 2011	American Century VP Value
April 1, 2011	BlackRock Basic Value V.I.
April 1, 2011	BlackRock Capital Appreciation V.I.
April 1, 2011	BlackRock Equity Dividend V.I.
April 1, 2011	BlackRock Global Allocation V.I.
April 1, 2011	BlackRock Global Opportunities V.I.
April 1, 2011	BlackRock Large Cap Core V.I.
April 1, 2011	BlackRock Large Cap Growth V.I.
April 1, 2011	Deutsche Capital Growth VIP
April 1, 2011	Deutsche Global Growth VIP
April 1, 2011	Deutsche Global Small Cap VIP
April 1, 2011	Deutsche Government & Agency Securities VIP
April 1, 2011	Deutsche Large Cap Value VIP
April 1, 2011	Deutsche Small Mid Cap Value VIP
April 1, 2011	Fidelity VIP Balanced
April 1, 2011	Fidelity VIP Disciplined Small Cap
April 1, 2011	Fidelity VIP Growth & Income
April 1, 2011	Fidelity VIP Mid Cap
April 1, 2011	Fidelity VIP Overseas
April 1, 2011	Fidelity VIP Real Estate
April 1, 2011	Fidelity VIP Strategic Income
April 1, 2011	Franklin Flex Cap Growth VIP Fund
April 1, 2011	Franklin Growth and Income VIP Fund
April 1, 2011	Franklin High Income VIP Fund
April 1, 2011	Franklin Income VIP Fund
April 1, 2011	Franklin Large Cap Growth VIP Fund
April 1, 2011	Franklin Mutual Global Discovery VIP Fund
April 1, 2011	Franklin Mutual Shares VIP Fund
April 1, 2011	Franklin Rising Dividends VIP Fund
April 1, 2011	Franklin Small Cap Value VIP Fund

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount

April 1, 2011	Franklin Strategic Income VIP Fund
April 1, 2011	Franklin U.S. Government Securities VIP Fund
April 1, 2011	Goldman Sachs VIT Growth Opportunities
April 1, 2011	Goldman Sachs VIT High Quality Floating Rate
April 1, 2011	Goldman Sachs VIT Large Cap Value
April 1, 2011	Goldman Sachs VIT Mid Cap Value
April 1, 2011	Goldman Sachs VIT Small Cap Equity Insights
April 1, 2011	Goldman Sachs VIT Strategic Growth
April 1, 2011	Goldman Sachs VIT Strategic International Equity
April 1, 2011	Guggenheim VIF High Yield
April 1, 2011	Guggenheim VIF Managed Asset Allocation
April 1, 2011	Guggenheim VIF StylePlus Large Growth
April 1, 2011	Invesco V.I. American Franchise
April 1, 2011	Invesco V.I. American Value
April 1, 2011	Invesco V.I. Comstock
April 1, 2011	Invesco V.I. Core Equity
April 1, 2011	Invesco V.I. Equity and Income
April 1, 2011	Invesco V.I. Global Core Equity
April 1, 2011	Invesco V.I. Global Health Care
April 1, 2011	Invesco V.I. Global Real Estate
April 1, 2011	Invesco V.I. Government Securities
April 1, 2011	Invesco V.I. Growth and Income
April 1, 2011	Invesco V.I. High Yield
April 1, 2011	Invesco V.I. Managed Volatility
April 1, 2011	Invesco V.I. Mid Cap Growth
April 1, 2011	Invesco V.I. Small Cap Equity
April 1, 2011	Ivy Funds VIP Asset Strategy
April 1, 2011	Ivy Funds VIP Balanced
April 1, 2011	Ivy Funds VIP Core Equity
April 1, 2011	Ivy Funds VIP Dividend Opportunities
April 1, 2011	Ivy Funds VIP Energy
April 1, 2011	Ivy Funds VIP Global Bond
April 1, 2011	Ivy Funds VIP Global Growth
April 1, 2011	Ivy Funds VIP Growth
April 1, 2011	Ivy Funds VIP High Income
April 1, 2011	Ivy Funds VIP International Core Equity
April 1, 2011	Ivy Funds VIP Limited-Term Bond
April 1, 2011	Ivy Funds VIP Mid Cap Growth
April 1, 2011	Ivy Funds VIP Real Estate Securities
April 1, 2011	Ivy Funds VIP Science and Technology
April 1, 2011	Ivy Funds VIP Small Cap Growth
April 1, 2011	Ivy Funds VIP Small Cap Value
April 1, 2011	Ivy Funds VIP Value
April 1, 2011	Janus Aspen Enterprise
April 1, 2011	Janus Aspen Forty
April 1, 2011	Janus Aspen Janus Portfolio
April 1, 2011	Janus Aspen Overseas
April 1, 2011	Janus Aspen Perkins Mid Cap Value
April 1, 2011	Lord Abbett Series Bond-Debenture VC
April 1, 2011	Lord Abbett Series Calibrated Dividend Growth VC
April 1, 2011	Lord Abbett Series Classic Stock VC
April 1, 2011	Lord Abbett Series Developing Growth VC

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount

April 1, 2011	Lord Abbett Series Fundamental Equity VC
April 1, 2011	Lord Abbett Series Growth and Income VC
April 1, 2011	Lord Abbett Series Growth Opportunities VC
April 1, 2011	Lord Abbett Series Mid Cap Stock VC
April 1, 2011	Lord Abbett Series Total Return VC
April 1, 2011	Lord Abbett Series Value Opportunities VC
April 1, 2011	MFS VIT Investors Trust
April 1, 2011	MFS VIT New Discovery
April 1, 2011	MFS VIT Research
April 1, 2011	MFS VIT Total Return
April 1, 2011	MFS VIT Total Return Bond
April 1, 2011	MFS VIT Utilities
April 1, 2011	MFS VIT II MA Investors Growth Stock
April 1, 2011	MFS VIT II Research International
April 1, 2011	Neuberger Berman AMT Socially Responsive
April 1, 2011	Oppenheimer Global Fund/VA
April 1, 2011	Oppenheimer Global Strategic Income Fund/VA
April 1, 2011	Oppenheimer International Growth Fund/VA
April 1, 2011	PIMCO VIT All Asset
April 1, 2011	PIMCO VIT CommodityRealReturn Strategy
April 1, 2011	PIMCO VIT Emerging Markets Bond
April 1, 2011	PIMCO VIT Foreign Bond (Unhedged)
April 1, 2011	PIMCO VIT Low Duration Advisor Class
April 1, 2011	PIMCO VIT Real Return Advisor Class
April 1, 2011	PIMCO VIT Total Return
April 1, 2011	T. Rowe Price Blue Chip Growth
April 1, 2011	T. Rowe Price Equity Income
April 1, 2011	T. Rowe Price Health Sciences
April 1, 2011	T. Rowe Price Limited-Term Bond
April 1, 2011	Templeton Global Bond VIP Fund
April 1, 2011	Templeton Growth VIP Fund
April 1, 2011	Third Avenue Value
April 1, 2011	Van Eck VIP Global Hard Assets
April 1, 2011	Wells Fargo International Equity VT
April 1, 2011	Wells Fargo Intrinsic Value VT
April 1, 2011	Wells Fargo Omega Growth VT
April 1, 2011	Wells Fargo Small Cap Value VT

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

During the current year the following subaccount name changes were made effective:
Date	New Name	Old Name

January 2, 2015	Ivy Funds VIP Global Growth	Ivy Funds VIP International Growth
March 27, 2015	MFS VIT II MA Investors Growth Stock	MFS VIT Investors Growth Stock
March 27, 2015	MFS VIT II Research International	MFS VIT Research International
April 30, 2015	MFS VIT Total Return Bond	MFS VIT Research Bond
May 1, 2015	AB VPS Dynamic Asset Allocation	AllianceBernstein VPS Dynamic Asset Allocation
May 1, 2015	AB VPS Global Thematic Growth	AllianceBernstein VPS Global Thematic Growth
May 1, 2015	AB VPS Growth and Income	AllianceBernstein VPS Growth and Income
May 1, 2015	AB VPS Small/Mid Cap Value	AllianceBernstein VPS Small/Mid Cap Value
May 1, 2015	Guggenheim VIF CLS AdvisorOne Global Diversified Equity	Guggenheim VIF CLS AdvisorOne Amerigo
May 1, 2015	Guggenheim VIF CLS AdvisorOne Global Growth	Guggenheim VIF CLS AdvisorOne Select Allocation
May 1, 2015	Guggenheim VIF CLS AdvisorOne Growth and Income	Guggenheim VIF CLS AdvisorOne Clermont
June 24, 2015	Virtus Equity Trend	Virtus Premium AlphaSector Series
December 15, 2015	Wells Fargo International Equity VT	Wells Fargo Advantage International Equity VT
December 15, 2015	Wells Fargo Intrinsic Value VT	Wells Fargo Advantage Intrinsic Value VT
December 15, 2015	Wells Fargo Omega Growth VT	Wells Fargo Advantage Omega Growth VT
December 15, 2015	Wells Fargo Opportunity VT	Wells Fargo Advantage Opportunity VT
December 15, 2015	Wells Fargo Small Cap Value VT	Wells Fargo Advantage Small Cap Value VT

During the current year the following subaccounts were liquidated and subsequently reinvested:
Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets

October 30, 2015	Direxion Dynamic VP HY Bond	Rydex VIF U.S. Government Money Market	$26,122
October 30, 2015	Direxion VP Indexed Commodity Strategy	Rydex VIF U.S. Government Money Market	$-
October 30, 2015	Direxion VP Indexed Managed Futures Strategy	Rydex VIF U.S. Government Money Market	$-

The following subaccounts are closed to new investments:
Subaccount

American Century VP Mid Cap Value
PIMCO VIT Low Duration Administrative Class
PIMCO VIT Real Return Administrative Class
PIMCO VIT Total Return Administrative Class

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund).  Investment transactions are accounted for on the trade date.  Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.  The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2015, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
7Twelve Balanced Portfolio	$11,673	$554
AB VPS Growth and Income (c)	68,853	18,028
AB VPS Small/Mid Cap Value (c)	40,887	294
Alger Capital Appreciation	115,317	24,729
ALPS/Alerian Energy Infrastructure	12,833	3,601
American Century VP Income & Growth	22,737	4,361
American Century VP Mid Cap Value (e)	36,642	151,521
American Century VP Value	12,537	9
American Funds IS Asset Allocation	23,118	309
American Funds IS Blue Chip Income and Growth	243,331	394
American Funds IS Global Bond	91,512	255
American Funds IS Global Growth	12,581	9
American Funds IS Growth	80,416	4,360
American Funds IS International	57,935	15,832
American Funds IS International Growth and Income	92,137	310
American Funds IS Mortgage	40,376	2,081
American Funds IS New World	77,436	25,294
American Funds IS U.S. Government/AAA-Rated Securities	182,457	836
BlackRock Basic Value V.I.	11,242	48
BlackRock Equity Dividend V.I.	10,038	40,766
BlackRock Global Allocation V.I.	150,428	61,127
BlackRock High Yield V.I.	116,404	70,425
Deutsche Core Equity VIP	164,824	1,322
Deutsche Global Growth VIP	38	8,408
Deutsche Global Small Cap VIP	75,514	275
Deutsche Government & Agency Securities VIP	-	12,052
Dimensional VA Global Bond Portfolio	138,594	258,330
Dimensional VA International Small Portfolio	20,707	131,549
Dimensional VA International Value Portfolio	250,000	123,599
Dimensional VA Short-Term Fixed Portfolio	137	10,383
Dimensional VA U.S. Large Value Portfolio	617,371	250,560
Dimensional VA U.S. Targeted Value Portfolio	50,997	56,672
Dreyfus IP Small Cap Stock Index	33,375	61,110
Dreyfus IP Technology Growth	11,333	22
Eaton Vance VT Floating-Rate Income	21,528	228
Federated Fund for U.S. Government Securities II	40,468	80,174

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Federated High Income Bond II	$202,606	$263,223
Fidelity VIP Balanced	199,382	4,787
Fidelity VIP Contrafund	599,281	375,843
Fidelity VIP Disciplined Small Cap	46,116	43,884
Fidelity VIP Emerging Markets	14,287	2,744
Fidelity VIP Growth & Income	3,289	90,821
Fidelity VIP Growth Opportunities	79,131	13,100
Fidelity VIP High Income	50,046	373
Fidelity VIP Index 500	470,064	151,077
Fidelity VIP Investment Grade Bond	148,426	262,821
Fidelity VIP Mid Cap	99,605	77,984
Fidelity VIP Overseas	16,786	99
Fidelity VIP Real Estate	17,765	32,064
Fidelity VIP Strategic Income	9,777	440,747
Franklin Growth and Income VIP Fund	82,511	1,300
Franklin High Income VIP Fund	272,320	30,818
Franklin Income VIP Fund	5,615	1,839
Franklin Large Cap Growth VIP Fund	3	97,216
Franklin Mutual Global Discovery VIP Fund	528,917	323,532
Franklin Mutual Shares VIP Fund	19,887	120
Franklin Rising Dividends VIP Fund	165,184	134,828
Franklin Small Cap Value VIP Fund	90,869	38,677
Franklin Strategic Income VIP Fund	119,439	138,295
Franklin U.S. Government Securities VIP Fund	130,925	2,210
Goldman Sachs VIT Growth Opportunities	4	51,643
Goldman Sachs VIT High Quality Floating Rate	6,992	241,230
Goldman Sachs VIT Large Cap Value	61,472	62,990
Goldman Sachs VIT Mid Cap Value	112,520	63,544
Goldman Sachs VIT Small Cap Equity Insights	98,462	196,097
Goldman Sachs VIT Strategic Growth	94,781	100,411
Goldman Sachs VIT Strategic International Equity	7,378	7,075
Guggenheim VIF CLS AdvisorOne Global Diversified Equity (c)	12,055	27,836
Guggenheim VIF CLS AdvisorOne Global Growth (c)	89,891	35,000
Guggenheim VIF CLS AdvisorOne Growth and Income (c)	1	30,231
Guggenheim VIF Floating Rate Strategies	154,922	37,960
Guggenheim VIF Global Managed Futures Strategy	129,964	49,862
Guggenheim VIF High Yield	2,315	13,553
Guggenheim VIF Large Cap Value	45,905	34,509
Guggenheim VIF Long Short Equity	35,445	2,174
Guggenheim VIF Macro Opportunities	349,155	114,308
Guggenheim VIF Mid Cap Value	68,132	15,163
Guggenheim VIF Multi-Hedge Strategies	288,641	21,462
Guggenheim VIF Small Cap Value	8,450	21
Guggenheim VIF StylePlus Large Core	12,956	17,315
Guggenheim VIF StylePlus Large Growth	1,506	28,009

(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Guggenheim VIF StylePlus Mid Growth	$18,179	$14,918
Guggenheim VIF Total Return Bond	146,368	98,051
Ibbotson Aggressive Growth ETF Asset Allocation	4,884	236
Ibbotson Balanced ETF Asset Allocation	148,489	404,364
Ibbotson Conservative ETF Asset Allocation	425,293	137,071
Ibbotson Growth ETF Asset Allocation	47,559	11,794
Ibbotson Income and Growth ETF Asset Allocation	9,441	92
Invesco V.I. American Value	9,483	2,881
Invesco V.I. Balanced-Risk Allocation	13,682	101
Invesco V.I. Comstock	632	72,706
Invesco V.I. Equity and Income	1,474	235
Invesco V.I. Global Core Equity	-	8,038
Invesco V.I. Global Health Care	90,798	61,221
Invesco V.I. Global Real Estate	42,760	91,377
Invesco V.I. Government Securities	7,860	84,031
Invesco V.I. High Yield	141,248	142,579
Invesco V.I. International Growth	60,128	161,563
Invesco V.I. Mid Cap Core Equity	10,969	13,668
Invesco V.I. Mid Cap Growth	5,906	5,737
Invesco V.I. S&P 500 Index	166,819	186,294
Invesco V.I. Small Cap Equity	76,031	61,218
Ivy Funds VIP Asset Strategy	68,660	39,505
Ivy Funds VIP Balanced	58,985	17,429
Ivy Funds VIP Core Equity	13,494	72,562
Ivy Funds VIP Energy	14,736	352
Ivy Funds VIP Global Bond	14,963	17,698
Ivy Funds VIP Global Growth (c)	8,540	6,149
Ivy Funds VIP Global Natural Resources	7,400	31
Ivy Funds VIP Growth	66,585	7,274
Ivy Funds VIP High Income	26,032	182,388
Ivy Funds VIP International Core Equity	43,302	8,964
Ivy Funds VIP Limited-Term Bond	86,710	33,690
Ivy Funds VIP Mid Cap Growth	113,798	94,602
Ivy Funds VIP Real Estate Securities	77,506	67,875
Ivy Funds VIP Science and Technology	39,838	29,205
Ivy Funds VIP Small Cap Growth	32,508	181
Ivy Funds VIP Small Cap Value	64,765	30,210
Ivy Funds VIP Value	503	78,487
Janus Aspen Enterprise	55,489	407
Janus Aspen Forty	24,042	89,868
Janus Aspen Janus Portfolio	8,951	25,686
Janus Aspen Overseas	58,076	205
Janus Aspen Perkins Mid Cap Value	25,968	351
JPMorgan Insurance Trust Core Bond Portfolio	1,649	479
JPMorgan Insurance Trust Intrepid MidCap Portfolio	102,909	9,959

(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
JPMorgan Insurance Trust Small Cap Core Portfolio	$55,000	$119
Lord Abbett Series Bond-Debenture VC	399,731	353,071
Lord Abbett Series Calibrated Dividend Growth VC	369	50
Lord Abbett Series Developing Growth VC	207,765	195,945
Lord Abbett Series Growth and Income VC	2,161	605
Lord Abbett Series Total Return VC	150,725	83,223
MFS VIT Emerging Markets Equity	10,357	1,120
MFS VIT II MA Investors Growth Stock (c)	12,475	9
MFS VIT II Research International (c)	130,330	44,101
MFS VIT International Value	106,924	8,948
MFS VIT Investors Trust	14,800	65
MFS VIT New Discovery	83,412	38,044
MFS VIT Research	70,873	942
MFS VIT Total Return	25,000	37
MFS VIT Total Return Bond (c)	1,830	594,721
MFS VIT Utilities	17,937	59,249
Morgan Stanley UIF Emerging Markets Equity	10,694	84,145
Neuberger Berman AMT Guardian	6,050	419
Oppenheimer Global Fund/VA	178,690	115,614
Oppenheimer Global Strategic Income Fund/VA	192,480	99,122
Oppenheimer International Growth Fund/VA	77,053	170,717
Oppenheimer Main Street Small Cap Fund/VA	121,321	12,544
PIMCO VIT All Asset	167,154	93,706
PIMCO VIT CommodityRealReturn Strategy	16,750	17,451
PIMCO VIT Emerging Markets Bond	23,887	165,537
PIMCO VIT Global Bond (Unhedged)	144	69
PIMCO VIT High Yield	316,007	313,483
PIMCO VIT Low Duration Advisor Class	1,898,849	306,157
PIMCO VIT Real Return Advisor Class	67,082	35,830
PIMCO VIT Short-Term	9,531	83,324
PIMCO VIT Total Return Administrative Class (e)	3,911	158,121
PIMCO VIT Total Return Advisor Class	128,097	67,426
Pioneer Bond VCT	18,840	68,466
Pioneer High Yield VCT	119,567	94,054
Pioneer Real Estate Shares VCT	12,573	19
Pioneer Strategic Income VCT	184,244	1,584
Power Income VIT	285	210
Probabilities Fund	71,504	43,318
Putnam VT Absolute Return 500	213,933	7,884
Putnam VT Equity Income	295,414	4,474
Putnam VT Growth Opportunities	111,663	723
Putnam VT High Yield	325,089	251,801
Putnam VT Income	17,617	53,216
Putnam VT Voyager	14,800	65

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Rydex VIF Banking	$26,881	$25,015
Rydex VIF Basic Materials	7,400	69,416
Rydex VIF Biotechnology	305,731	299,889
Rydex VIF Consumer Products	134,985	186,160
Rydex VIF Dow 2x Strategy	360,069	339,295
Rydex VIF Electronics	25,338	26,840
Rydex VIF Energy	9,316	3,577
Rydex VIF Energy Services	9,287	57,680
Rydex VIF Europe 1.25x Strategy	160,777	143,800
Rydex VIF Financial Services	66,885	103,990
Rydex VIF Government Long Bond 1.2x Strategy	1,150,969	1,160,797
Rydex VIF Health Care	377,106	233,804
Rydex VIF Internet	158,294	22,095
Rydex VIF Inverse Dow 2x Strategy	75,442	75,770
Rydex VIF Inverse Government Long Bond Strategy	942,099	940,719
Rydex VIF Inverse NASDAQ-100 Strategy	586,350	555,244
Rydex VIF Inverse S&P 500 Strategy	701,991	390,976
Rydex VIF Japan 2x Strategy	21,214	4,697
Rydex VIF Leisure	28,550	21,177
Rydex VIF Mid-Cap 1.5x Strategy	275,348	281,963
Rydex VIF NASDAQ-100	1,647,948	1,292,062
Rydex VIF NASDAQ-100 2x Strategy	349,715	294,175
Rydex VIF Nova	469,782	164,725
Rydex VIF Precious Metals	10,595	76,934
Rydex VIF Real Estate	141,728	313,688
Rydex VIF Retailing	13,452	55,607
Rydex VIF Russell 2000 1.5x Strategy	364,328	353,857
Rydex VIF Russell 2000 2x Strategy	6,841	17
Rydex VIF S&P 500 2x Strategy	1,257,963	1,253,653
Rydex VIF S&P 500 Pure Growth	775,646	410,085
Rydex VIF S&P 500 Pure Value	171,992	250,531
Rydex VIF S&P MidCap 400 Pure Growth	1,024,130	1,023,659
Rydex VIF S&P MidCap 400 Pure Value	30,350	29,937
Rydex VIF S&P SmallCap 600 Pure Growth	1,099,732	1,034,481
Rydex VIF S&P SmallCap 600 Pure Value	231,748	206,905
Rydex VIF Strengthening Dollar 2x Strategy	32,318	7,823
Rydex VIF Technology	33,412	56,856
Rydex VIF Telecommunications	20,319	20,846
Rydex VIF Transportation	74,097	72,708
Rydex VIF U.S. Government Money Market (d)	10,105,704	9,655,875
Rydex VIF Utilities	93,498	179,728
SEI VP Conservative Strategy	895	584
SEI VP Defensive Strategy	2,805	6
SEI VP Market Growth Strategy	262,569	9,604
T. Rowe Price Blue Chip Growth	272,271	174,041

(d) Liquidation. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
T. Rowe Price Equity Income	$218,042	$174,134
T. Rowe Price Health Sciences	371,897	244,230
T. Rowe Price Limited-Term Bond	667,420	620,685
Templeton Developing Markets VIP Fund	45,723	148,458
Templeton Foreign VIP Fund	121,382	149,100
Templeton Global Bond VIP Fund	133,189	108,873
Templeton Growth VIP Fund	-	6,133
Third Avenue Value	120,787	120,017
Transparent Value Directional Allocation VI	-	43
Van Eck VIP Global Gold	16,010	202
Van Eck VIP Global Hard Assets	5,015	1,852
Virtus Equity Trend (c)	99,097	9,014
Virtus International Series	9,624	2,265
Virtus Multi-Sector Fixed Income Series	93,888	9,442
Virtus Real Estate Securities Series	69,065	42,000
VY Clarion Global Real Estate Portfolio	4,707	5,313
VY Clarion Real Estate Portfolio	10,098	24
Wells Fargo International Equity VT (c)	10,181	9,566
Wells Fargo Omega Growth VT (c)	21,785	27,914
Wells Fargo Opportunity VT (c)	56,627	58,618
Wells Fargo Small Cap Value VT (c)	3,943	22,014

(c) Name change. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund.  The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met.  A fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders investments in the funds and the amounts reported in the statement of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

As of December 31, 2015, annuity assets have not been established, as there are no contracts that have matured and are in the payout stage. Such assets would be computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Recently Issued Accounting Standards

In May 2015, the FASB issued Accounting Standards Update guidance (ASU No. 2015-07), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The amendments in this Update remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. ASU 2015-07 would be effective for fiscal periods beginning after December 15, 2016, with early application permitted. The Account expects this ASU to only have a presentation impact on the financial statements of the Account.

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-08, Financial Services - Investment Companies Measurement, and Disclosure Requirements, which provides comprehensive guidance for assessing whether an entity is an investment company and requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value.  ASU 2013-08 also requires an entity to disclose that it is an investment company and any changes to that status, as well as information about financial support provided or required to be provided to investees. Management has evaluated the criteria in the standard and concluded that the Account qualifies as an investment company and therefore will continue to apply the accounting requirements of ASC 946.  The adoption of ASU 2013-08 had no impact on the Account’s financial statements.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.
• Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
• Level 3 – Unobservable inputs for the asset or liability reflecting internal assumptions.

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund’s computed net asset values (NAV).  The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.  As a result, management considers, the quoted NAV of the mutual fund to be quoted prices in active markets.

The Account’s financial assets are recorded at fair value on the statements of net assets and are categorized as Level 1 as of December 31, 2015, based on the priority of the inputs to the valuation technique above.  There were no transfers between levels during the year ended December 31, 2015.  The Account had no financial liabilities as of December 31, 2015.

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 1.20% of the average daily net assets.  A 5 year contract is not assessed with a mortality and expense risk charge.  A 0-4 year contract is assessed a mortality and expense risk fee of 0.20% annually.   An EliteDesigns II contract is assessed a mortality and expense risk fee of 1.20% annually.  All contracts, once annuitized will be assessed with a mortality and expense risk charge of .30% annually of the average daily net assets.  Currently, there are no policies in the annuitization stage.

Administrative Charge:  FSBL deducts a daily administrative charge equal to an annual rate of each subaccount’s average daily net asset value.  The amount of these charges differs by subaccount and ranges from 0.25% to 0.65%, as indicated in the below table:

Administrative Charge	Subaccount
0.65%
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio, Vanguard VIF Balanced, Vanguard VIF Capital Growth, Vanguard VIF Conservative Allocation, Vanguard VIF Diversified Value, Vanguard VIF Equity Income, Vanguard VIF Equity Index, Vanguard VIF Growth, Vanguard VIF High Yield Bond, Vanguard VIF International, Vanguard VIF Mid-Cap Index, Vanguard VIF Moderate Allocation, Vanguard VIF REIT Index, Vanguard VIF Short Term Investment Grade, Vanguard VIF Small Company Growth, Vanguard VIF Total Bond Market Index, Vanguard VIF Total Stock Market Index

0.25%	All other subaccounts

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:

•
Contingent Deferred Sales Charge (CDSC): For a 5 year contract, FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 5% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first five years of the contract.  For a 0 year and EliteDesigns II contract, FSBL does not deduct any CDSC throughout the life of the contract.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

•	Rider Charge: FSBL deducts an amount for each optional rider, equal to a percentage of the contract value, not to exceed a total charge of 0.50% of the contract value.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2015 and 2014, were as follow:

	2015			2014
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

7Twelve Balanced Portfolio	1,295	(54)	1,241	-	-	-
AB VPS Growth and Income (c)	5,812	(1,632)	4,180	-	-	-
AB VPS Small/Mid Cap Value (c)	3,118	-	3,118	2	(1,013)	(1,011)
Alger Capital Appreciation	6,322	(1,849)	4,473	10,718	(141)	10,577
ALPS/Alerian Energy Infrastructure	1,540	(319)	1,221	8,951	(2)	8,949
American Century VP Income & Growth	975	(258)	717	2,443	(1,394)	1,049
American Century VP Inflation Protection	-	-	-	9	(522)	(513)
American Century VP Mid Cap Value (e)	2,953	(11,867)	(8,914)	7,619	(1,184)	6,435
American Century VP Value	908	-	908	-	-	-
American Funds IS Asset Allocation (b)	2,160	-	2,160	-	-	-
American Funds IS Blue Chip Income and Growth (b)	23,620	(6)	23,614	543	-	543
American Funds IS Global Bond (b)	9,808	(96)	9,712	-	-	-
American Funds IS Global Growth (b)	1,163	-	1,163	-	-	-
American Funds IS Growth (b)	5,920	(365)	5,555	3,080	(17)	3,063
American Funds IS International (b)	5,728	(1,764)	3,964	-	-	-
American Funds IS International Growth and Income (b)	9,520	(75)	9,445	-	-	-
American Funds IS Mortgage (b)	4,045	(186)	3,859	-	-	-
American Funds IS New World (b)	8,288	(3,002)	5,286	861	-	861
American Funds IS U.S. Government/AAA-Rated Securities (b)	18,661	(5)	18,656	-	-	-
BlackRock Basic Value V.I.	968	-	968	-	-	-
BlackRock Equity Dividend V.I.	421	(3,640)	(3,219)	6,663	(39)	6,624

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2015			2014
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

BlackRock Global Allocation V.I.	13,583	(5,744)	7,839	6,793	(1,567)	5,226
BlackRock High Yield V.I.	10,452	(6,689)	3,763	45,029	(25,611)	19,418
Deutsche Capital Growth VIP	-	-	-	10,773	(10,773)	-
Deutsche Core Equity VIP	13,407	-	13,407	-	-	-
Deutsche Global Growth VIP	12	(802)	(790)	23	-	23
Deutsche Global Small Cap VIP	7,327	-	7,327	22	(1)	21
Deutsche Government & Agency Securities VIP	3	(1,254)	(1,251)	1,311	(5,550)	(4,239)
Deutsche High Income VIP	-	-	-	6,155	(6,155)	-
Dimensional VA Global Bond Portfolio	15,533	(27,712)	(12,179)	1,048	(64)	984
Dimensional VA International Small Portfolio	2,385	(12,214)	(9,829)	1,834	(70)	1,764
Dimensional VA International Value Portfolio	24,871	(11,975)	12,896	4,322	(29)	4,293
Dimensional VA Short-Term Fixed Portfolio	1,129	(2,097)	(968)	2,184	(25)	2,159
Dimensional VA U.S. Large Value Portfolio	46,124	(19,094)	27,030	25,025	(1,083)	23,942
Dimensional VA U.S. Targeted Value Portfolio	3,943	(4,267)	(324)	1,556	(10)	1,546
Dreyfus IP Small Cap Stock Index	2,423	(4,903)	(2,480)	529	(2,336)	(1,807)
Dreyfus IP Technology Growth	925	-	925	-	-	-
Dreyfus VIF International Value	-	-	-	1,445	(1,445)	-
Eaton Vance VT Floating-Rate Income (b)	2,243	(13)	2,230	2,128	(11)	2,117
Federated Fund for U.S. Government Securities II	4,151	(7,646)	(3,495)	10,367	(259)	10,108
Federated High Income Bond II	17,821	(22,347)	(4,526)	303	(5,507)	(5,204)
Fidelity VIP Balanced	17,956	(347)	17,609	2,140	(1,039)	1,101
Fidelity VIP Contrafund	50,110	(31,316)	18,794	41,499	(6,961)	34,538
Fidelity VIP Disciplined Small Cap	3,896	(3,519)	377	25	-	25
Fidelity VIP Emerging Markets	1,724	(296)	1,428	7,306	(5,755)	1,551
Fidelity VIP Growth & Income	99	(7,447)	(7,348)	8,782	(42)	8,740
Fidelity VIP Growth Opportunities	3,953	(810)	3,143	22,082	(931)	21,151
Fidelity VIP High Income	4,750	-	4,750	6,628	(6,106)	522

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2015			2014
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Fidelity VIP Index 500	40,458	(14,263)	26,195	43,809	(40,097)	3,712
Fidelity VIP Investment Grade Bond	15,081	(24,277)	(9,196)	29,069	(14,623)	14,446
Fidelity VIP Mid Cap	7,369	(6,627)	742	8,266	(16,423)	(8,157)
Fidelity VIP Overseas	1,564	(2)	1,562	1,959	(1,959)	-
Fidelity VIP Real Estate	1,302	(2,342)	(1,040)	8,872	(7,952)	920
Fidelity VIP Strategic Income	1,474	(42,744)	(41,270)	59,623	(18,091)	41,532
Franklin Growth and Income VIP Fund	5,751	(54)	5,697	197	-	197
Franklin High Income VIP Fund	26,637	(2,736)	23,901	15,525	(10,510)	5,015
Franklin Income VIP Fund	363	(15)	348	4,440	(13)	4,427
Franklin Large Cap Growth VIP Fund	-	(8,292)	(8,292)	8,297	(5)	8,292
Franklin Mutual Global Discovery VIP Fund	41,042	(27,259)	13,783	27,208	(10,415)	16,793
Franklin Mutual Shares VIP Fund	1,791	-	1,791	1,640	-	1,640
Franklin Rising Dividends VIP Fund	10,876	(10,419)	457	4,067	(2,513)	1,554
Franklin Small Cap Value VIP Fund	6,757	(3,467)	3,290	7,305	(4,461)	2,844
Franklin Strategic Income VIP Fund	11,269	(13,305)	(2,036)	1,241	(580)	661
Franklin U.S. Government Securities VIP Fund	13,940	(199)	13,741	-	-	-
Goldman Sachs VIT Growth Opportunities	3	(4,233)	(4,230)	4,273	(43)	4,230
Goldman Sachs VIT High Quality Floating Rate	3,299	(26,621)	(23,322)	24,762	(1,697)	23,065
Goldman Sachs VIT Large Cap Value	5,425	(5,425)	-	-	-	-
Goldman Sachs VIT Mid Cap Value	9,617	(5,002)	4,615	18,417	(17,369)	1,048
Goldman Sachs VIT Small Cap Equity Insights	8,797	(17,608)	(8,811)	8,817	(6)	8,811
Goldman Sachs VIT Strategic Growth	7,377	(7,377)	-	-	-	-
Goldman Sachs VIT Strategic International Equity	709	(709)	-	-	-	-
Guggenheim VIF CLS AdvisorOne Global Diversified Equity (c)	573	(2,525)	(1,952)	20,702	(113)	20,589
Guggenheim VIF CLS AdvisorOne Global Growth (c)	8,573	(3,399)	5,174	-	-	-

(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2015			2014
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Guggenheim VIF CLS AdvisorOne Growth and Income (c)	24	(3,150)	(3,126)	17,206	(14,080)	3,126
Guggenheim VIF Floating Rate Strategies	16,048	(3,596)	12,452	6,814	(3,264)	3,550
Guggenheim VIF Global Managed Futures Strategy	15,459	(6,192)	9,267	3,619	(88)	3,531
Guggenheim VIF High Yield	62	(1,225)	(1,163)	19,599	(18,334)	1,265
Guggenheim VIF Large Cap Value	2,179	(1,730)	449	25,704	(27,290)	(1,586)
Guggenheim VIF Long Short Equity	3,905	(168)	3,737	3,200	(37)	3,163
Guggenheim VIF Macro Opportunities	34,125	(11,143)	22,982	2,869	-	2,869
Guggenheim VIF Mid Cap Value	3,955	(1,606)	2,349	25,991	(24,842)	1,149
Guggenheim VIF Multi-Hedge Strategies	34,528	(2,748)	31,780	20,414	(1,996)	18,418
Guggenheim VIF Small Cap Value	556	-	556	691	(1,372)	(681)
Guggenheim VIF StylePlus Large Core	952	(1,301)	(349)	1,321	(41)	1,280
Guggenheim VIF StylePlus Large Growth	137	(2,075)	(1,938)	1,961	(23)	1,938
Guggenheim VIF StylePlus Mid Growth	1,396	(1,311)	85	424	-	424
Guggenheim VIF Total Return Bond	14,689	(9,363)	5,326	29,745	(3,302)	26,443
Guggenheim VIF World Equity Income	-	-	-	9	(3,699)	(3,690)
Ibbotson Aggressive Growth ETF Asset Allocation	454	(4)	450	1,010	(2)	1,008
Ibbotson Balanced ETF Asset Allocation	13,418	(36,745)	(23,327)	103,177	(5,648)	97,529
Ibbotson Conservative ETF Asset Allocation	42,971	(12,791)	30,180	120,526	(20,274)	100,252
Ibbotson Growth ETF Asset Allocation	4,552	(872)	3,680	13,918	(3,152)	10,766
Ibbotson Income and Growth ETF Asset Allocation	904	-	904	-	-	-
Invesco V.I. American Franchise	-	-	-	856	(856)	-
Invesco V.I. American Value	555	(248)	307	1,445	-	1,445
Invesco V.I. Balanced-Risk Allocation (b)	1,339	(5)	1,334	948	(5)	943
Invesco V.I. Comstock	337	(5,423)	(5,086)	2,057	(1,141)	916
Invesco V.I. Equity and Income	36	(4)	32	1,208	(3)	1,205

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2015			2014
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Invesco V.I. Global Core Equity	13	(799)	(786)	788	(2)	786
Invesco V.I. Global Health Care	6,053	(4,945)	1,108	-	-	-
Invesco V.I. Global Real Estate	4,196	(8,504)	(4,308)	826	(27)	799
Invesco V.I. Government Securities	1,265	(9,020)	(7,755)	1,420	(41)	1,379
Invesco V.I. High Yield	13,073	(13,212)	(139)	2,911	(6,272)	(3,361)
Invesco V.I. International Growth	6,353	(16,241)	(9,888)	11,981	(12,362)	(381)
Invesco V.I. Mid Cap Core Equity	800	(1,115)	(315)	1,835	(6)	1,829
Invesco V.I. Mid Cap Growth	481	(481)	-	-	-	-
Invesco V.I. S&P 500 Index	12,931	(14,722)	(1,791)	17,270	(11,303)	5,967
Invesco V.I. Small Cap Equity	5,500	(5,064)	436	1,294	(777)	517
Ivy Funds VIP Asset Strategy	5,724	(3,622)	2,102	822	(335)	487
Ivy Funds VIP Balanced	5,080	(1,579)	3,501	24	(1)	23
Ivy Funds VIP Core Equity	301	(5,321)	(5,020)	166	(25)	141
Ivy Funds VIP Energy	1,940	(8)	1,932	2,044	(6)	2,038
Ivy Funds VIP Global Bond	1,587	(1,886)	(299)	303	(4)	299
Ivy Funds VIP Global Growth (c)	657	(535)	122	1,305	-	1,305
Ivy Funds VIP Global Natural Resources (b)	1,106	(1)	1,105	-	-	-
Ivy Funds VIP Growth	4,490	(563)	3,927	-	-	-
Ivy Funds VIP High Income	1,750	(16,570)	(14,820)	17,808	(17,119)	689
Ivy Funds VIP International Core Equity	3,843	(812)	3,031	2,836	(238)	2,598
Ivy Funds VIP Limited-Term Bond	9,752	(3,411)	6,341	7,922	(3,942)	3,980
Ivy Funds VIP Mid Cap Growth	9,520	(8,248)	1,272	159	(28)	131
Ivy Funds VIP Real Estate Securities	5,833	(5,611)	222	-	-	-
Ivy Funds VIP Science and Technology	2,822	(2,332)	490	4,064	(2,051)	2,013
Ivy Funds VIP Small Cap Growth	2,721	(1)	2,720	-	-	-
Ivy Funds VIP Small Cap Value	5,854	(2,759)	3,095	2,320	(260)	2,060

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2015			2014
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Ivy Funds VIP Value	6	(6,675)	(6,669)	6,684	(589)	6,095
Janus Aspen Enterprise	3,815	(19)	3,796	203	-	203
Janus Aspen Forty	1,789	(7,056)	(5,267)	5,685	(85)	5,600
Janus Aspen Janus Portfolio	477	(1,929)	(1,452)	1,874	(10)	1,864
Janus Aspen Overseas	9,266	(1)	9,265	830	-	830
Janus Aspen Perkins Mid Cap Value	2,001	(26)	1,975	-	-	-
JPMorgan Insurance Trust Core Bond Portfolio	149	(28)	121	4,923	(27)	4,896
JPMorgan Insurance Trust Intrepid MidCap Portfolio	5,700	(638)	5,062	14,998	(767)	14,231
JPMorgan Insurance Trust Small Cap Core Portfolio	4,095	(10)	4,085	-	-	-
Lord Abbett Series Bond-Debenture VC	36,936	(31,989)	4,947	34,638	(24,682)	9,956
Lord Abbett Series Calibrated Dividend Growth VC	8	(3)	5	509	(246)	263
Lord Abbett Series Developing Growth VC	18,220	(17,449)	771	20	(1,749)	(1,729)
Lord Abbett Series Growth and Income VC	93	(11)	82	3,058	(9)	3,049
Lord Abbett Series Total Return VC	14,519	(8,006)	6,513	11,780	-	11,780
MFS VIT Emerging Markets Equity	1,364	(130)	1,234	2,914	-	2,914
MFS VIT II MA Investors Growth Stock (c)	879	-	879	-	-	-
MFS VIT II Research International (c)	12,695	(4,326)	8,369	914	(3)	911
MFS VIT International Value (b)	10,908	(892)	10,016	-	-	-
MFS VIT Investors Trust	1,365	(1)	1,364	-	-	-
MFS VIT New Discovery	7,332	(3,745)	3,587	3,746	(4)	3,742
MFS VIT Research	6,075	-	6,075	-	-	-
MFS VIT Total Return	2,393	-	2,393	11,999	(11,999)	-
MFS VIT Total Return Bond (c)	1,082	(58,678)	(57,596)	58,031	(5,704)	52,327
MFS VIT Utilities	1,223	(4,789)	(3,566)	5,131	(451)	4,680
Morgan Stanley UIF Emerging Markets Equity	1,940	(10,297)	(8,357)	6,963	(405)	6,558
Neuberger Berman AMT Guardian	62	(7)	55	2,058	(900)	1,158

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2015			2014
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Oppenheimer Global Fund/VA	15,703	(10,086)	5,617	2,071	(26)	2,045
Oppenheimer Global Strategic Income Fund/VA	19,867	(9,854)	10,013	1,120	(1)	1,119
Oppenheimer International Growth Fund/VA	5,949	(16,082)	(10,133)	21,923	(2,605)	19,318
Oppenheimer Main Street Small Cap Fund/VA	7,019	(842)	6,177	13,999	(737)	13,262
PIMCO VIT All Asset	17,310	(9,435)	7,875	-	-	-
PIMCO VIT CommodityRealReturn Strategy	2,854	(3,294)	(440)	15,354	(747)	14,607
PIMCO VIT Emerging Markets Bond	2,029	(16,485)	(14,456)	12,928	(560)	12,368
PIMCO VIT Global Bond (Unhedged)	24	-	24	782	-	782
PIMCO VIT High Yield	20,559	(20,549)	10	7,945	(7,605)	340
PIMCO VIT Low Duration Advisor Class	208,101	(37,128)	170,973	188,219	(175,584)	12,635
PIMCO VIT Real Return Advisor Class	6,748	(3,550)	3,198	8,324	(22,328)	(14,004)
PIMCO VIT Short-Term	1,484	(9,143)	(7,659)	5,985	(3,252)	2,733
PIMCO VIT Total Return Administrative Class (e)	288	(12,690)	(12,402)	401	(202)	199
PIMCO VIT Total Return Advisor Class	12,176	(6,496)	5,680	37,466	(72,841)	(35,375)
Pioneer Bond VCT	1,766	(6,756)	(4,990)	29,454	(2,608)	26,846
Pioneer High Yield VCT	11,605	(9,001)	2,604	-	(5,998)	(5,998)
Pioneer Real Estate Shares VCT	1,129	-	1,129	-	-	-
Pioneer Strategic Income VCT	18,912	-	18,912	-	-	-
Power Income VIT	40	(6)	34	1,269	(774)	495
Probabilities Fund	5,313	(4,536)	777	8,223	(4,716)	3,507
Putnam VT Absolute Return 500	22,218	(687)	21,531	-	-	-
Putnam VT Equity Income	25,790	(247)	25,543	397	-	397
Putnam VT Growth Opportunities	9,586	(11)	9,575	-	-	-
Putnam VT High Yield	31,701	(25,378)	6,323	12,149	(12,149)	-
Putnam VT Income	1,541	(5,206)	(3,665)	18,147	-	18,147
Putnam VT Voyager	1,346	(1)	1,345	-	-	-
Rydex VIF Banking	3,975	(3,975)	-	4,490	(4,490)	-

(e) Closed to new investments. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2015			2014
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Rydex VIF Basic Materials	1,202	(6,854)	(5,652)	14,590	(10,103)	4,487
Rydex VIF Biotechnology	19,616	(15,665)	3,951	7,406	(843)	6,563
Rydex VIF Commodities Strategy	-	-	-	5,903	(5,903)	-
Rydex VIF Consumer Products	11,232	(14,045)	(2,813)	15,288	(3,076)	12,212
Rydex VIF Dow 2x Strategy	31,986	(30,197)	1,789	16,314	(8,445)	7,869
Rydex VIF Electronics	2,255	(2,577)	(322)	2,275	(1,953)	322
Rydex VIF Energy	1,379	(352)	1,027	4,297	(359)	3,938
Rydex VIF Energy Services	1,324	(8,184)	(6,860)	2,676	(1,995)	681
Rydex VIF Europe 1.25x Strategy	15,736	(14,088)	1,648	-	-	-
Rydex VIF Financial Services	7,378	(10,039)	(2,661)	7,839	(3,505)	4,334
Rydex VIF Government Long Bond 1.2x Strategy	85,554	(86,321)	(767)	114,789	(110,793)	3,996
Rydex VIF Health Care	27,026	(17,709)	9,317	324	(180)	144
Rydex VIF Internet	12,669	(1,777)	10,892	-	-	-
Rydex VIF Inverse Dow 2x Strategy	75,051	(75,051)	-	458,560	(458,560)	-
Rydex VIF Inverse Government Long Bond Strategy	333,411	(333,411)	-	411,697	(411,697)	-
Rydex VIF Inverse NASDAQ-100 Strategy	292,313	(286,547)	5,766	290,477	(290,255)	222
Rydex VIF Inverse S&P 500 Strategy	232,640	(130,360)	102,280	99,903	(121,148)	(21,245)
Rydex VIF Japan 2x Strategy	2,240	(510)	1,730	-	-	-
Rydex VIF Leisure	2,159	(1,923)	236	-	-	-
Rydex VIF Mid-Cap 1.5x Strategy	21,213	(23,327)	(2,114)	11,519	(6,128)	5,391
Rydex VIF NASDAQ-100	114,738	(88,006)	26,732	71,492	(69,125)	2,367
Rydex VIF NASDAQ-100 2x Strategy	15,948	(13,931)	2,017	32,072	(26,325)	5,747
Rydex VIF Nova	39,344	(14,075)	25,269	8,959	(8,959)	-
Rydex VIF Precious Metals	2,723	(21,778)	(19,055)	7,268	(13,528)	(6,260)
Rydex VIF Real Estate	14,871	(30,956)	(16,085)	35,241	(18,591)	16,650
Rydex VIF Retailing	917	(4,207)	(3,290)	6,071	(3,677)	2,394
Rydex VIF Russell 2000 1.5x Strategy	32,395	(32,395)	-	9,053	(9,053)	-
Rydex VIF Russell 2000 2x Strategy	639	-	639	31,394	(31,394)	-

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2015			2014
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Rydex VIF S&P 500 2x Strategy	104,538	(106,653)	(2,115)	240,284	(231,878)	8,406
Rydex VIF S&P 500 Pure Growth	63,533	(33,731)	29,802	31,363	(26,387)	4,976
Rydex VIF S&P 500 Pure Value	13,568	(19,965)	(6,397)	63,042	(57,129)	5,913
Rydex VIF S&P MidCap 400 Pure Growth	94,031	(94,113)	(82)	12,869	(12,773)	96
Rydex VIF S&P MidCap 400 Pure Value	3,207	(3,207)	-	10,949	(10,949)	-
Rydex VIF S&P SmallCap 600 Pure Growth	96,345	(91,966)	4,379	10,028	(15,482)	(5,454)
Rydex VIF S&P SmallCap 600 Pure Value	20,765	(20,581)	184	10,206	(10,903)	(697)
Rydex VIF Strengthening Dollar 2x Strategy	3,123	(897)	2,226	-	-	-
Rydex VIF Technology	2,845	(4,764)	(1,919)	3,845	(1,926)	1,919
Rydex VIF Telecommunications	1,962	(1,962)	-	-	-	-
Rydex VIF Transportation	5,637	(5,637)	-	1,609	(1,609)	-
Rydex VIF U.S. Government Money Market (d)	1,293,580	(1,232,024)	61,556	1,296,340	(1,326,997)	(30,657)
Rydex VIF Utilities	9,104	(16,370)	(7,266)	15,427	(6,813)	8,614
SEI VP Conservative Strategy (b)	123	-	123	4,061	-	4,061
SEI VP Defensive Strategy (b)	289	-	289	-	-	-
SEI VP Market Growth Strategy (b)	26,020	(824)	25,196	824	-	824
T. Rowe Price Blue Chip Growth	21,955	(13,184)	8,771	3,452	(4,465)	(1,013)
T. Rowe Price Equity Income	20,480	(16,229)	4,251	15,570	(5,571)	9,999
T. Rowe Price Health Sciences	22,201	(16,362)	5,839	18,975	(2,263)	16,712
T. Rowe Price Limited-Term Bond	73,486	(67,574)	5,912	44,798	(51,448)	(6,650)
Templeton Developing Markets VIP Fund	2,345	(11,899)	(9,554)	11,255	(6,345)	4,910
Templeton Foreign VIP Fund	9,383	(12,072)	(2,689)	9,792	(759)	9,033
Templeton Global Bond VIP Fund	12,666	(11,160)	1,506	24,580	(683)	23,897
Templeton Growth VIP Fund	1	(510)	(509)	9,272	(8,763)	509
Third Avenue Value	12,535	(12,535)	-	5,889	(5,889)	-
Transparent Value Directional Allocation VI (b)	31	-	31	1,030	-	1,030
Van Eck VIP Global Gold	2,920	(28)	2,892	-	-	-

(b) Prior year new subaccount. See Note 1.
(d) Liquidation. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2015			2014
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Van Eck VIP Global Hard Assets	1,177	(281)	896	10,769	(438)	10,331
Virtus Equity Trend (c)	10,069	(770)	9,299	2,081	-	2,081
Virtus International Series	553	(175)	378	8,871	(156)	8,715
Virtus Multi-Sector Fixed Income Series	9,637	(956)	8,681	947	(4)	943
Virtus Real Estate Securities Series	4,115	(3,589)	526	11,237	(897)	10,340
VY Clarion Global Real Estate Portfolio	468	(490)	(22)	461	(5)	456
VY Clarion Real Estate Portfolio	898	(2)	896	-	-	-
Wells Fargo International Equity VT (c)	948	(948)	-	-	-	-
Wells Fargo Omega Growth VT (c)	785	(2,169)	(1,384)	1,393	(25)	1,368
Wells Fargo Opportunity VT (c)	4,574	(4,651)	(77)	10	-	10
Wells Fargo Small Cap Value VT (c)	426	(2,280)	(1,854)	15,243	(15,199)	44
Western Asset Variable Global High Yield Bond	-	-	-	6,152	(6,152)	-

(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2015, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

7Twelve Balanced Portfolio (b)
2015	1,241	8.59	8.83	10,655	1.05	0.25	1.45	(11.35)	(10.36)
2014	-	9.69	9.85	-	-	0.25	1.45	(4.63)	(3.43)
2013	-	10.16	10.20	-	-	0.25	1.45	1.60	2.00
AB VPS Growth and Income (b)(c)
2015	4,180	10.99	12.76	48,602	3.01	0.25	1.45	(3.00)	(1.85)
2014	-	11.33	13.00	-	-	0.25	1.45	4.52	5.78
2013	-	10.84	12.29	-	-	0.25	1.45	8.40	22.90
AB VPS Small/Mid Cap Value (b)(c)
2015	3,118	10.22	11.85	31,856	1.11	0.25	1.45	(9.80)	(8.71)
2014	-	11.33	12.98	-	-	0.25	1.45	4.14	5.53
2013	1,011	10.88	12.30	12,417	1.00	0.25	1.45	8.80	23.00
Alger Capital Appreciation (b)
2015	26,382	12.49	15.13	377,986	-	0.25	1.45	1.30	2.51
2014	21,909	12.33	14.76	314,151	-	0.25	1.45	8.44	9.82
2013	11,332	11.37	13.44	149,218	0.20	0.25	1.45	13.70	30.49
2012	-	10.26	10.30	-	-	0.25	0.45	13.87	14.19
2011	-	9.01	9.02	-	-	0.25	0.45	(9.90)	(9.80)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

ALPS/Alerian Energy Infrastructure (b)
2015	10,900	6.69	6.93	74,716	0.78	0.25	1.45	(40.64)	(39.95)
2014	9,679	11.27	11.54	110,943	0.21	0.25	1.45	7.03	8.36
2013	730	10.53	10.65	7,683	-	0.25	1.45	5.30	6.50
American Century VP Income & Growth (b)
2015	9,538	10.49	13.57	128,216	1.86	0.25	1.45	(10.11)	(8.93)
2014	8,821	11.67	14.90	130,500	1.72	0.25	1.45	7.46	8.68
2013	7,772	10.86	13.71	105,952	2.18	0.25	1.45	8.60	31.20
2012	6,586	10.41	10.45	68,581	1.75	0.25	0.45	10.51	10.82
2011	-	9.42	9.43	-	-	0.25	0.45	(5.80)	(5.70)
American Century VP Inflation Protection (b)
2015	-	8.43	8.84	-	-	0.25	1.45	(6.75)	(5.57)
2014	-	8.95	9.48	-	1.26	0.25	1.45	(1.25)	-
2013	513	8.96	9.60	4,919	-	0.25	1.45	(10.40)	(4.00)
American Century VP Mid Cap Value (b)(e)
2015	3,927	11.02	13.93	50,696	1.41	0.25	1.45	(5.89)	(4.72)
2014	12,841	11.71	14.62	173,579	1.14	0.25	1.45	11.21	12.46
2013	6,406	10.53	13.00	82,780	1.07	0.25	1.45	5.30	25.85
2012	377	10.30	10.33	3,886	0.98	0.25	0.45	12.32	12.40
2011	-	9.17	9.19	-	-	0.25	0.45	(8.30)	(8.10)
American Century VP Value (b)
2015	908	10.46	13.37	12,027	1.01	0.25	1.45	(8.25)	(7.15)
2014	-	11.40	14.40	-	-	0.25	1.45	7.95	9.34
2013	-	10.56	13.17	-	-	0.25	1.45	5.60	27.25
2012	-	10.31	10.35	-	-	0.25	0.45	10.62	10.93
2011	-	9.32	9.33	-	-	0.25	0.45	(6.80)	(6.70)

(b) Prior year new subaccount. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Funds IS Asset Allocation (b)
2015	2,160	9.78	9.98	21,133	3.77	0.25	1.45	(3.26)	(2.16)
2014	-	10.11	10.20	-	-	0.25	1.45	1.10	2.00
American Funds IS Blue Chip Income and Growth (b)
2015	24,157	9.96	10.17	240,769	3.21	0.25	1.45	(7.52)	(6.27)
2014	543	10.77	10.85	5,888	5.40	0.25	1.45	7.70	8.50
American Funds IS Global Bond (b)
2015	9,712	8.63	8.81	85,264	0.05	0.25	1.45	(8.48)	(7.36)
2014	-	9.43	9.51	-	-	0.25	1.45	(5.70)	(4.90)
American Funds IS Global Growth (b)
2015	1,163	10.29	10.50	12,176	1.74	0.25	1.45	1.98	3.24
2014	-	10.09	10.17	-	-	0.25	1.45	0.90	1.70
American Funds IS Growth (b)
2015	8,618	10.75	10.97	93,541	1.15	0.25	1.45	1.99	3.20
2014	3,063	10.54	10.63	32,511	1.63	0.25	1.45	5.40	6.30
American Funds IS International (b)
2015	3,964	8.53	8.70	34,109	3.06	0.25	1.45	(8.87)	(7.84)
2014	-	9.36	9.44	-	-	0.25	1.45	(6.40)	(5.60)
American Funds IS International Growth and Income (b)
2015	9,445	8.18	8.35	78,369	4.21	0.25	1.45	(10.01)	(8.84)
2014	-	9.09	9.16	-	-	0.25	1.45	(9.10)	(8.40)
American Funds IS Mortgage (b)
2015	3,859	9.63	9.83	37,364	2.99	0.25	1.45	(2.83)	(1.60)
2014	-	9.91	9.99	-	-	0.25	1.45	(0.90)	(0.10)
American Funds IS New World (b)
2015	6,147	8.30	8.47	51,541	0.75	0.25	1.45	(7.57)	(6.51)
2014	861	8.98	9.06	7,728	2.04	0.25	1.45	(10.20)	(9.40)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Funds IS U.S. Government/AAA-Rated Securities (b)
2015	18,656	9.58	9.78	179,014	2.60	0.25	1.45	(3.13)	(1.91)
2014	-	9.89	9.97	-	-	0.25	1.45	(1.10)	(0.30)
BlackRock Basic Value V.I. (b)
2015	968	10.17	12.52	9,842	2.70	0.25	1.45	(10.24)	(9.14)
2014	-	11.33	13.78	-	-	0.25	1.45	4.91	6.08
2013	-	10.80	12.99	-	-	0.25	1.45	8.00	33.23
2012	-	9.71	9.75	-	-	0.25	0.45	9.84	10.17
2011	-	8.84	8.85	-	-	0.25	0.45	(11.60)	(11.50)
BlackRock Equity Dividend V.I. (b)
2015	12,181	10.52	12.61	128,162	1.44	0.25	1.45	(5.14)	(4.03)
2014	15,400	11.09	13.14	170,790	1.84	0.25	1.45	4.33	5.63
2013	8,776	10.63	12.44	93,325	0.84	0.25	1.45	6.30	20.08
2012	-	10.32	10.36	-	-	0.25	0.45	8.06	8.37
2011	-	9.55	9.56	-	-	0.25	0.45	(4.50)	(4.40)
BlackRock Global Allocation V.I. (b)
2015	27,912	9.60	10.09	272,413	1.25	0.25	1.45	(5.33)	(4.18)
2014	20,073	10.14	10.53	206,009	2.56	0.25	1.45	(2.50)	(1.31)
2013	14,847	10.40	10.67	156,027	1.41	0.25	1.45	4.00	10.80
2012	6,842	9.60	9.63	65,657	2.92	0.25	0.45	6.19	6.41
2011	-	9.04	9.05	-	-	0.25	0.45	(9.60)	(9.50)
BlackRock High Yield V.I. (b)
2015	33,641	9.31	9.64	322,188	5.03	0.25	1.45	(8.00)	(6.86)
2014	29,878	10.12	10.35	308,119	4.30	0.25	1.45	(2.03)	(0.77)
2013	10,460	10.33	10.43	108,885	3.78	0.25	1.45	3.30	4.30

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Deutsche Capital Growth VIP (b)
2015	-	12.62	14.74	-	-	0.25	1.45	3.53	4.84
2014	-	12.19	14.06	-	-	0.25	1.45	7.78	9.08
2013	-	11.31	12.89	-	-	0.25	1.45	13.10	29.94
2012	-	9.88	9.92	-	-	0.25	0.45	11.64	11.96
2011	-	8.85	8.86	-	-	0.25	0.45	(11.50)	(11.40)
Deutsche Core Equity VIP
2015	13,407	11.93	14.53	163,089	0.27	0.25	1.45	0.34	1.54
2014	-	11.89	14.31	-	-	0.25	1.45	6.64	7.92
2013	-	11.15	13.26	-	-	0.25	1.45	11.50	32.73
2012	-	9.95	9.99	-	-	0.25	0.45	1.39	1.58
2011	-	8.93	8.94	-	-	0.25	0.45	(10.70)	(10.60)
Deutsche Global Growth VIP (b)
2015	-	9.67	9.83	-	0.94	0.25	1.45	(5.84)	(4.78)
2014	790	10.17	10.44	8,092	0.65	0.25	1.45	(4.57)	(3.39)
2013	767	10.55	10.94	8,132	-	0.25	1.45	9.40	17.76
2012	-	8.98	9.01	-	-	0.25	0.45	14.10	14.34
2011	-	7.87	7.88	-	-	0.25	0.45	(21.30)	(21.20)
Deutsche Global Small Cap VIP (b)
2015	8,056	9.92	11.20	80,755	0.13	0.25	1.45	(3.50)	(2.35)
2014	729	10.28	11.47	8,294	0.65	0.25	1.45	(8.46)	(7.35)
2013	708	11.23	12.38	8,717	0.67	0.25	1.45	12.30	31.28
2012	-	9.39	9.43	-	-	0.25	0.45	10.99	11.33
2011	-	8.46	8.47	-	-	0.25	0.45	(15.40)	(15.30)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Deutsche Government & Agency Securities VIP (b)
2015	-	9.33	9.42	-	-	0.25	1.45	(4.66)	(3.48)
2014	1,251	9.69	9.88	12,134	3.26	0.25	1.45	0.41	1.56
2013	5,490	9.56	9.84	52,501	2.57	0.25	1.45	(6.55)	(1.60)
2012	5,423	10.23	10.26	55,480	7.08	0.25	0.45	(0.97)	(0.87)
2011	-	10.33	10.35	-	-	0.25	0.45	3.30	3.50
Deutsche High Income VIP (b)
2015	-	8.96	9.27	-	-	0.25	1.45	(9.04)	(7.94)
2014	-	9.85	10.07	-	-	0.25	1.45	(3.24)	(2.04)
2013	-	10.18	10.28	-	-	0.25	1.45	1.80	2.80
Dimensional VA Global Bond Portfolio (b)
2015	6,337	9.29	9.40	59,313	0.84	0.65	1.85	(3.33)	(2.08)
2014	18,516	9.57	9.61	177,158	2.15	0.65	1.85	(1.94)	(0.83)
2013	17,532	9.66	9.80	169,445	0.90	0.65	1.85	(3.40)	(2.00)
Dimensional VA International Small Portfolio (b)
2015	3,188	10.29	10.84	34,360	0.93	0.65	1.85	0.78	2.07
2014	13,017	10.21	10.62	137,766	2.21	0.65	1.85	(10.20)	(9.15)
2013	11,253	11.37	11.69	131,371	4.21	0.65	1.85	13.70	16.90
Dimensional VA International Value Portfolio (b)
2015	21,003	8.74	8.96	186,874	4.58	0.65	1.85	(11.36)	(10.31)
2014	8,107	9.86	9.99	80,672	5.25	0.65	1.85	(11.57)	(10.48)
2013	3,814	11.14	11.16	42,480	4.78	0.65	1.85	11.40	11.60
Dimensional VA Short-Term Fixed Portfolio (b)
2015	3,803	8.91	9.04	34,199	0.27	0.65	1.85	(4.50)	(3.32)
2014	4,771	9.32	9.35	44,455	0.23	0.65	1.85	(4.60)	(3.51)
2013	2,612	9.67	9.78	25,258	0.53	0.65	1.85	(3.30)	(2.20)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Dimensional VA U.S. Large Value Portfolio (b)
2015	60,218	10.60	12.29	726,620	2.68	0.65	1.85	(7.99)	(6.82)
2014	33,188	11.52	13.19	436,174	2.82	0.65	1.85	3.97	5.18
2013	9,246	11.08	12.54	115,749	2.69	0.65	1.85	10.80	25.40
Dimensional VA U.S. Targeted Value Portfolio (b)
2015	1,926	9.99	11.85	22,641	1.19	0.65	1.85	(9.76)	(8.56)
2014	2,250	11.07	12.96	29,060	1.38	0.65	1.85	(1.16)	(0.08)
2013	704	11.20	12.97	9,110	1.43	0.65	1.85	12.00	29.70
Dreyfus IP Small Cap Stock Index (b)
2015	3,861	10.47	12.29	44,567	1.20	0.25	1.45	(6.60)	(5.46)
2014	6,341	11.21	13.00	79,602	0.49	0.25	1.45	0.63	1.80
2013	8,148	11.14	12.77	99,879	-	0.25	1.45	11.40	27.70
Dreyfus IP Technology Growth (b)
2015	925	12.03	12.86	11,137	-	0.25	1.45	1.26	2.55
2014	-	11.88	12.54	-	-	0.25	1.45	1.89	3.12
2013	-	11.66	12.16	-	-	0.25	1.45	16.60	21.60
Dreyfus VIF International Value
2015	-	6.38	8.68	-	-	0.25	1.45	(7.26)	(6.07)
2014	-	6.81	9.36	-	-	0.25	1.45	(13.49)	(12.52)
2013	-	7.80	10.82	-	-	0.25	1.45	8.20	18.77
2012	-	6.58	6.66	-	-	0.25	0.45	8.58	8.82
2011	-	6.06	6.12	-	-	0.25	0.45	(21.50)	(21.34)
Eaton Vance VT Floating-Rate Income (b)
2015	4,347	9.19	9.38	40,626	2.62	0.25	1.45	(5.36)	(4.09)
2014	2,117	9.71	9.78	20,685	1.02	0.25	1.45	(2.90)	(2.20)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Federated Fund for U.S. Government Securities II
2015	6,613	9.46	10.26	65,021	1.08	0.25	1.45	(3.86)	(2.66)
2014	10,108	9.84	10.54	104,889	-	0.25	1.45	-	1.25
2013	-	9.84	10.41	-	-	0.25	1.45	(5.35)	(1.60)
2012	-	10.85	10.98	-	-	0.25	0.45	(0.55)	(0.36)
2011	-	10.91	11.02	-	-	0.25	0.45	2.25	2.42
Federated High Income Bond II
2015	2,546	9.25	12.59	26,124	8.44	0.25	1.45	(7.04)	(5.90)
2014	7,072	9.95	13.38	93,092	7.35	0.25	1.45	(2.07)	(0.82)
2013	12,276	10.16	13.49	163,306	-	0.25	1.45	1.60	3.29
2012	-	12.90	13.06	-	15.33	0.25	0.45	10.45	10.68
2011	296	11.68	11.80	3,458	8.48	0.25	0.45	1.30	1.55
Fidelity VIP Balanced (b)
2015	18,710	10.71	11.84	201,092	2.47	0.25	1.45	(4.03)	(2.87)
2014	1,101	11.16	12.19	13,314	2.54	0.25	1.45	5.28	6.56
2013	-	10.60	11.44	-	-	0.25	1.45	6.00	15.44
2012	-	9.88	9.91	-	-	0.25	0.45	11.01	11.10
2011	-	8.90	8.92	-	-	0.25	0.45	(11.00)	(10.80)
Fidelity VIP Contrafund
2015	60,406	11.23	12.97	714,653	0.90	0.25	1.45	(3.93)	(2.77)
2014	41,612	11.69	13.34	539,625	1.23	0.25	1.45	6.76	8.10
2013	7,074	10.95	12.34	86,113	1.07	0.25	1.45	9.50	26.69
2012	3,684	9.62	9.74	35,453	2.22	0.25	0.45	12.12	12.47
2011	-	8.58	8.66	-	-	0.25	0.45	(6.02)	(5.87)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity VIP Disciplined Small Cap (b)
2015	1,215	10.41	13.05	15,698	0.41	0.25	1.45	(6.47)	(5.30)
2014	838	11.13	13.78	11,464	0.10	0.25	1.45	0.36	1.55
2013	813	11.09	13.57	10,975	0.36	0.25	1.45	10.90	33.56
2012	-	10.12	10.16	-	-	0.25	0.45	14.48	14.80
2011	-	8.84	8.85	-	-	0.25	0.45	(11.60)	(11.50)
Fidelity VIP Emerging Markets (b)
2015	5,258	8.37	8.64	44,640	0.38	0.25	1.45	(14.29)	(13.20)
2014	3,830	9.66	10.08	37,257	0.16	0.25	1.45	(3.26)	(2.12)
2013	2,279	9.89	10.42	22,776	1.21	0.25	1.45	(1.10)	4.20
Fidelity VIP Growth & Income (b)
2015	3,176	10.58	13.96	44,161	0.96	0.25	1.45	(6.78)	(5.68)
2014	10,524	11.35	14.80	136,945	2.56	0.25	1.45	5.48	6.71
2013	1,784	10.76	13.87	24,743	3.00	0.25	1.45	7.60	29.02
2012	-	10.71	10.75	-	-	0.25	0.45	14.18	14.48
2011	-	9.38	9.39	-	-	0.25	0.45	(6.20)	(6.10)
Fidelity VIP Growth Opportunities
2015	24,294	11.86	14.14	337,346	-	0.25	1.45	0.76	2.02
2014	21,151	11.77	13.86	288,592	-	0.25	1.45	7.10	8.37
2013	-	10.99	12.79	-	-	0.25	1.45	9.90	33.09
2012	-	9.49	9.61	-	-	0.25	0.45	15.17	15.50
2011	-	8.24	8.32	-	-	0.25	0.45	(1.44)	(1.30)
Fidelity VIP High Income (b)
2015	5,272	9.02	9.24	47,665	12.03	0.25	1.45	(8.05)	(6.95)
2014	522	9.81	9.93	5,167	11.73	0.25	1.45	(3.54)	(2.36)
2013	-	10.15	10.17	-	-	0.25	1.45	1.50	1.70

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity VIP Index 500
2015	69,827	11.35	12.59	863,549	2.26	0.25	1.45	(3.32)	(2.18)
2014	43,632	11.74	12.87	552,639	1.52	0.25	1.45	8.30	9.63
2013	39,920	10.84	11.74	461,945	2.20	0.25	1.45	8.40	27.75
2012	14,778	9.08	9.19	134,189	3.70	0.25	0.45	11.69	11.94
2011	-	8.13	8.21	-	-	0.25	0.45	(1.69)	(1.44)
Fidelity VIP Investment Grade Bond
2015	23,676	9.42	10.79	239,405	1.96	0.25	1.45	(5.14)	(4.09)
2014	32,872	9.93	11.25	363,936	2.56	0.25	1.45	0.91	2.27
2013	18,426	9.84	11.00	199,916	2.71	0.25	1.45	(5.41)	(1.60)
2012	11,124	11.47	11.60	127,575	4.23	0.25	0.45	2.05	2.20
2011	227	11.24	11.35	2,546	3.69	0.25	0.45	3.40	3.56
Fidelity VIP Mid Cap (b)
2015	15,526	10.72	11.81	181,618	0.27	0.25	1.45	(5.88)	(4.83)
2014	14,784	11.39	12.41	181,983	0.01	0.25	1.45	1.42	2.65
2013	22,941	11.23	12.09	275,671	0.39	0.25	1.45	12.30	31.56
2012	7,980	9.16	9.19	73,070	0.77	0.25	0.45	10.76	10.86
2011	-	8.27	8.29	-	-	0.25	0.45	(17.30)	(17.10)
Fidelity VIP Overseas (b)
2015	1,562	9.93	10.12	15,522	2.36	0.25	1.45	(1.19)	-
2014	-	10.04	10.12	-	-	0.25	1.45	(12.30)	(11.23)
2013	-	11.34	11.46	-	-	0.25	1.45	14.60	25.97
2012	-	9.02	9.05	-	-	0.25	0.45	16.39	16.62
2011	-	7.75	7.76	-	-	0.25	0.45	(22.50)	(22.40)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity VIP Real Estate (b)
2015	9,169	11.13	13.80	124,629	1.59	0.25	1.45	(1.07)	0.15
2014	10,209	11.25	13.78	139,753	1.68	0.25	1.45	24.17	25.62
2013	9,289	9.06	10.97	101,402	2.16	0.25	1.45	(9.40)	(1.61)
2012	4,869	11.11	11.15	54,156	2.19	0.25	0.45	14.30	14.48
2011	-	9.72	9.74	-	-	0.25	0.45	(2.80)	(2.60)
Fidelity VIP Strategic Income (b)
2015	3,607	9.24	9.75	34,936	0.38	0.25	1.45	(6.19)	(5.16)
2014	44,877	9.85	10.28	457,776	5.37	0.25	1.45	(1.20)	0.10
2013	3,345	9.97	10.27	34,167	3.57	0.25	1.45	(3.41)	(0.30)
2012	3,966	10.57	10.61	41,925	6.56	0.25	0.45	6.55	6.74
2011	-	9.92	9.94	-	-	0.25	0.45	(0.80)	(0.60)
Franklin Growth and Income VIP Fund (b)
2015	12,375	10.70	13.18	145,354	4.46	0.25	1.45	(5.23)	(4.08)
2014	6,678	11.29	13.74	75,389	2.37	0.25	1.45	4.34	5.61
2013	6,481	10.82	13.01	70,095	-	0.25	1.45	8.20	25.46
2012	-	10.33	10.37	-	-	0.25	0.45	8.39	8.70
2011	-	9.53	9.54	-	-	0.25	0.45	(4.70)	(4.60)
Franklin High Income VIP Fund (b)
2015	28,916	8.51	9.74	263,223	6.29	0.25	1.45	(13.07)	(12.01)
2014	5,015	9.79	11.07	51,637	20.14	0.25	1.45	(4.39)	(3.23)
2013	-	10.24	11.44	-	-	0.25	1.45	2.40	4.38
2012	-	10.92	10.96	-	-	0.25	0.45	11.66	11.84
2011	-	9.78	9.80	-	-	0.25	0.45	(2.20)	(2.00)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Franklin Income VIP Fund (b)
2015	12,265	9.24	10.37	114,236	4.70	0.25	1.45	(11.15)	(9.98)
2014	11,917	10.40	11.52	124,777	6.19	0.25	1.45	0.10	1.23
2013	7,490	10.39	11.38	78,589	1.38	0.25	1.45	3.90	10.27
2012	-	10.28	10.32	-	-	0.25	0.45	8.78	9.09
2011	-	9.45	9.46	-	-	0.25	0.45	(5.50)	(5.40)
Franklin Large Cap Growth VIP Fund (b)
2015	-	11.65	13.89	-	-	0.25	1.45	1.04	2.28
2014	8,292	11.53	13.58	95,634	-	0.25	1.45	7.56	8.90
2013	-	10.72	12.47	-	-	0.25	1.45	7.20	24.45
2012	-	9.98	10.02	-	-	0.25	0.45	8.48	8.79
2011	-	9.20	9.21	-	-	0.25	0.45	(8.00)	(7.90)
Franklin Mutual Global Discovery VIP Fund (b)
2015	68,247	9.97	11.74	783,414	2.67	0.25	1.45	(7.86)	(6.75)
2014	54,464	10.82	12.59	669,025	2.66	0.25	1.45	1.12	2.27
2013	37,671	10.70	12.31	461,004	2.43	0.25	1.45	7.00	23.59
2012	15,551	9.93	9.96	154,335	-	0.25	0.45	9.60	9.69
2011	-	9.06	9.08	-	-	0.25	0.45	(9.40)	(9.20)
Franklin Mutual Shares VIP Fund (b)
2015	3,431	9.95	11.96	37,339	2.25	0.25	1.45	(9.05)	(8.00)
2014	1,640	10.94	13.00	21,161	3.97	0.25	1.45	2.43	3.67
2013	-	10.68	12.54	-	-	0.25	1.45	6.80	24.16
2012	-	10.06	10.10	-	-	0.25	0.45	10.31	10.62
2011	-	9.12	9.13	-	-	0.25	0.45	(8.80)	(8.70)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Franklin Rising Dividends VIP Fund (b)
2015	8,446	10.31	13.20	107,710	2.32	0.25	1.45	(7.86)	(6.71)
2014	7,989	11.19	14.15	109,490	1.32	0.25	1.45	4.00	5.20
2013	6,435	10.76	13.45	86,051	0.43	0.25	1.45	7.60	25.58
2012	1,091	10.67	10.71	11,634	3.06	0.25	0.45	8.11	8.40
2011	-	9.87	9.88	-	-	0.25	0.45	(1.30)	(1.20)
Franklin Small Cap Value VIP Fund (b)
2015	15,555	9.55	11.55	173,888	0.43	0.25	1.45	(11.41)	(10.33)
2014	12,265	10.78	12.88	151,975	0.59	0.25	1.45	(3.75)	(2.65)
2013	9,421	11.20	13.23	115,312	0.13	0.25	1.45	12.00	31.90
2012	-	10.00	10.03	-	-	0.25	0.45	14.42	14.63
2011	-	8.74	8.75	-	-	0.25	0.45	(12.60)	(12.50)
Franklin Strategic Income VIP Fund (b)
2015	2,036	9.00	9.76	19,653	8.71	0.25	1.45	(8.07)	(6.96)
2014	4,072	9.79	10.49	42,368	6.50	0.25	1.45	(2.59)	(1.32)
2013	3,411	10.05	10.63	36,073	-	0.25	1.45	(0.19)	0.50
2012	-	10.60	10.63	-	-	0.25	0.45	8.94	9.14
2011	-	9.73	9.74	-	-	0.25	0.45	(2.70)	(2.60)
Franklin U.S. Government Securities VIP Fund (b)
2015	13,741	9.25	9.35	127,961	1.08	0.25	1.45	(3.91)	(2.71)
2014	-	9.53	9.73	-	-	0.25	1.45	(1.12)	-
2013	-	9.54	9.84	-	-	0.25	1.45	(5.64)	(1.60)
2012	-	10.11	10.14	-	-	0.25	0.45	(1.56)	(1.36)
2011	-	10.27	10.28	-	-	0.25	0.45	2.70	2.80

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Goldman Sachs VIT Growth Opportunities (b)
2015	-	10.58	12.83	-	-	0.25	1.45	(9.34)	(8.23)
2014	4,230	11.67	13.98	52,275	-	0.25	1.45	6.28	7.54
2013	-	10.98	13.00	-	-	0.25	1.45	9.80	27.95
2012	-	10.12	10.16	-	-	0.25	0.45	15.39	15.72
2011	-	8.77	8.78	-	-	0.25	0.45	(12.30)	(12.20)
Goldman Sachs VIT High Quality Floating Rate (b)
2015	34,846	8.94	9.36	322,636	0.43	0.25	1.45	(4.79)	(3.60)
2014	58,168	9.39	9.71	560,369	0.29	0.25	1.45	(4.38)	(3.29)
2013	35,103	9.82	10.04	350,559	0.24	0.25	1.45	(3.01)	(1.80)
2012	-	10.30	10.33	-	-	0.25	0.45	(0.68)	(0.58)
2011	-	10.37	10.39	-	-	0.25	0.45	3.70	3.90
Goldman Sachs VIT Large Cap Value (b)
2015	-	10.59	12.80	-	-	0.25	1.45	(8.71)	(7.65)
2014	-	11.60	13.86	-	-	0.25	1.45	7.71	9.05
2013	-	10.77	12.71	-	-	0.25	1.45	7.70	28.64
2012	-	9.84	9.88	-	-	0.25	0.45	14.69	15.02
2011	-	8.58	8.59	-	-	0.25	0.45	(14.20)	(14.10)
Goldman Sachs VIT Mid Cap Value (b)
2015	7,103	10.05	12.08	71,325	0.17	0.25	1.45	(13.51)	(12.46)
2014	2,488	11.62	13.80	30,422	0.99	0.25	1.45	8.40	9.70
2013	1,440	10.72	12.58	15,431	1.13	0.25	1.45	7.20	28.37
2012	-	9.77	9.80	-	-	0.25	0.45	14.14	14.35
2011	-	8.56	8.57	-	-	0.25	0.45	(14.40)	(14.30)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Goldman Sachs VIT Small Cap Equity Insights (b)
2015	-	10.33	12.52	-	-	0.25	1.45	(6.68)	(5.65)
2014	8,811	11.07	13.27	97,561	1.01	0.25	1.45	2.03	3.27
2013	-	10.85	12.85	-	-	0.25	1.45	8.50	31.12
2012	-	9.77	9.80	-	-	0.25	0.45	8.68	8.89
2011	-	8.99	9.00	-	-	0.25	0.45	(10.10)	(10.00)
Goldman Sachs VIT Strategic Growth (b)
2015	-	12.08	15.02	-	-	0.25	1.45	(1.39)	(0.20)
2014	-	12.25	15.05	-	-	0.25	1.45	8.50	9.77
2013	-	11.29	13.71	-	-	0.25	1.45	12.90	27.77
2012	-	10.69	10.73	-	-	0.25	0.45	15.57	15.87
2011	-	9.25	9.26	-	-	0.25	0.45	(7.50)	(7.40)
Goldman Sachs VIT Strategic International Equity (b)
2015	-	9.31	9.76	-	-	0.25	1.45	(3.62)	(2.50)
2014	-	9.66	10.01	-	-	0.25	1.45	(11.70)	(10.63)
2013	-	10.94	11.20	-	-	0.25	1.45	9.40	19.79
2012	-	9.32	9.35	-	-	0.25	0.45	16.79	17.02
2011	-	7.98	7.99	-	-	0.25	0.45	(20.20)	(20.10)
Guggenheim VIF CLS AdvisorOne Global Diversified Equity (c)
2015	18,637	9.49	9.68	177,096	0.83	0.25	1.45	(10.13)	(9.11)
2014	20,589	10.48	10.65	215,698	0.53	0.25	1.45	(1.03)	0.19
2013	-	10.48	10.67	-	-	0.25	1.45	6.70	19.57
2012	-	8.79	8.89	-	-	0.25	0.45	9.87	10.02
2011	13,299	8.00	8.08	106,360	-	0.25	0.45	(10.41)	(10.22)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF CLS AdvisorOne Global Growth (c)
2015	5,174	9.45	9.65	49,041	2.34	0.25	1.45	(8.25)	(7.12)
2014	-	10.22	10.39	-	-	0.25	1.45	(1.62)	(0.48)
2013	-	10.29	10.47	-	-	0.25	1.45	4.70	14.98
2012	-	8.97	9.08	-	2.45	0.25	0.45	8.60	8.74
2011	7,301	8.26	8.35	60,314	1.79	0.25	0.45	(7.50)	(7.22)
Guggenheim VIF CLS AdvisorOne Growth and Income (c)
2015	-	8.75	9.07	-	0.01	0.25	1.45	(8.38)	(7.19)
2014	3,126	9.45	9.90	29,601	1.12	0.25	1.45	(2.65)	(1.54)
2013	-	9.61	10.17	-	-	0.25	1.45	1.70	6.67
2012	-	9.03	9.14	-	3.52	0.25	0.45	6.99	7.28
2011	1,467	8.44	8.52	12,387	2.12	0.25	0.45	(3.65)	(3.51)
Guggenheim VIF Floating Rate Strategies (b)
2015	33,237	9.49	9.69	317,934	1.67	0.25	1.45	(3.65)	(2.52)
2014	20,785	9.85	9.94	205,483	-	0.25	1.45	(2.09)	(0.90)
2013	17,235	10.02	10.06	173,030	-	0.25	1.45	0.20	0.60
Guggenheim VIF Global Managed Futures Strategy
2015	14,820	6.39	10.09	112,790	2.29	0.25	1.45	(5.79)	(4.70)
2014	5,553	6.72	10.71	43,040	-	0.25	1.45	7.21	8.61
2013	2,022	6.21	9.99	12,559	-	0.25	1.45	(0.80)	(0.10)
2012	-	6.26	6.32	-	-	0.25	0.45	(14.25)	(14.01)
2011	-	7.30	7.35	-	-	0.25	0.45	(11.73)	(11.55)
Guggenheim VIF High Yield (b)
2015	1,802	9.16	10.02	17,939	7.77	0.25	1.45	(8.12)	(7.05)
2014	2,965	9.97	10.78	31,774	-	0.25	1.45	(1.97)	(0.74)
2013	1,700	10.17	10.86	18,368	-	0.25	1.45	1.70	3.92
2012	8,339	10.41	10.45	86,790	-	0.25	0.45	10.98	11.17
2011	-	9.38	9.40	-	-	0.25	0.45	(6.20)	(6.00)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF Large Cap Value
2015	1,956	10.18	18.34	35,838	1.09	0.25	1.45	(9.19)	(8.12)
2014	1,507	11.21	19.96	30,066	-	0.25	1.45	4.67	6.00
2013	3,093	10.71	18.83	45,005	-	0.25	1.45	7.10	27.75
2012	-	14.62	14.74	-	-	0.25	0.45	11.69	11.84
2011	-	13.09	13.18	-	-	0.25	0.45	(7.16)	(6.92)
Guggenheim VIF Long Short Equity
2015	10,203	8.93	9.94	93,595	-	0.25	1.45	(3.12)	(1.94)
2014	6,466	9.13	10.26	60,027	-	0.25	1.45	(1.72)	(0.54)
2013	3,303	9.20	10.44	31,259	0.01	0.25	1.45	4.40	13.78
2012	-	8.10	8.20	-	-	0.25	0.45	0.87	1.11
2011	-	8.03	8.11	-	-	0.25	0.45	(9.78)	(9.59)
Guggenheim VIF Macro Opportunities (b)
2015	25,851	9.67	9.72	250,629	5.62	0.25	1.45	(4.62)	(3.48)
2014	2,869	10.04	10.18	29,216	-	0.25	1.45	0.69	1.92
2013	-	9.87	10.11	-	-	0.25	1.45	(1.30)	1.10
Guggenheim VIF Mid Cap Value
2015	4,091	9.22	20.36	69,635	0.32	0.25	1.45	(10.83)	(9.75)
2014	1,742	10.34	22.56	25,477	0.01	0.25	1.45	(3.45)	(2.34)
2013	593	10.71	23.10	13,693	-	0.25	1.45	7.10	29.05
2012	-	17.75	17.90	-	-	0.25	0.45	13.13	13.36
2011	-	15.69	15.79	-	-	0.25	0.45	(10.60)	(10.44)
Guggenheim VIF Multi-Hedge Strategies
2015	53,238	7.28	9.55	425,521	0.79	0.25	1.45	(2.55)	(1.46)
2014	21,458	7.40	9.80	158,792	-	0.25	1.45	0.10	1.35
2013	3,040	7.32	9.79	22,221	-	0.25	1.45	(2.10)	(1.59)
2012	-	7.45	7.54	-	-	0.25	0.45	(1.32)	(1.05)
2011	-	7.55	7.62	-	-	0.25	0.45	(0.13)	-

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF Small Cap Value
2015	813	9.20	13.95	11,275	-	0.25	1.45	(10.68)	(9.65)
2014	257	10.30	15.44	3,891	-	0.25	1.45	(5.68)	(4.51)
2013	938	10.92	16.17	14,953	-	0.25	1.45	9.20	32.43
2012	-	12.07	12.21	-	-	0.25	0.45	15.50	15.73
2011	-	10.45	10.55	-	-	0.25	0.45	(7.85)	(7.70)
Guggenheim VIF StylePlus Large Core (b)
2015	931	11.69	12.93	11,967	1.14	0.25	1.45	(2.91)	(1.75)
2014	1,280	12.04	13.16	16,775	-	0.25	1.45	10.46	11.81
2013	-	10.90	11.77	-	-	0.25	1.45	9.00	17.70
Guggenheim VIF StylePlus Large Growth (b)
2015	-	12.38	13.21	-	-	0.25	1.45	0.90	2.09
2014	1,938	12.27	12.94	24,877	-	0.25	1.45	10.14	11.55
2013	-	11.14	11.60	-	-	0.25	1.45	11.40	24.20
2012	-	9.31	9.34	-	-	0.25	0.45	7.01	7.11
2011	-	8.70	8.72	-	-	0.25	0.45	(13.00)	(12.80)
Guggenheim VIF StylePlus Mid Growth
2015	509	11.42	24.40	12,247	1.23	0.25	1.45	(4.52)	(3.29)
2014	424	11.96	25.23	10,555	-	0.25	1.45	8.14	9.46
2013	-	11.06	23.05	-	-	0.25	1.45	10.60	26.30
2012	-	18.09	18.25	-	-	0.25	0.45	11.80	12.10
2011	-	16.18	16.28	-	-	0.25	0.45	(7.54)	(7.39)
Guggenheim VIF Total Return Bond (b)
2015	34,861	10.04	10.10	350,067	1.67	0.25	1.45	(3.28)	(2.13)
2014	29,535	10.28	10.38	303,586	-	0.25	1.45	3.39	4.67
2013	3,092	9.84	10.04	30,397	-	0.25	1.45	(1.60)	0.40

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF World Equity Income
2015	-	8.30	10.18	-	-	0.25	1.45	(5.04)	(3.87)
2014	-	8.65	10.72	-	-	0.25	1.45	0.47	1.74
2013	3,690	8.52	10.67	31,470	-	0.25	1.45	6.70	15.35
2012	-	7.40	7.49	-	-	0.25	0.45	12.63	12.97
2011	-	6.57	6.63	-	-	0.25	0.45	(18.59)	(18.55)
Ibbotson Aggressive Growth ETF Asset Allocation (b)
2015	1,458	9.78	10.44	14,260	1.44	0.25	1.45	(7.12)	(5.95)
2014	1,008	10.53	11.10	10,613	1.94	0.25	1.45	(0.09)	1.19
2013	-	10.54	10.97	-	-	0.25	1.45	5.40	9.70
Ibbotson Balanced ETF Asset Allocation (b)
2015	95,992	9.63	10.09	923,268	1.26	0.25	1.45	(6.50)	(5.35)
2014	119,319	10.30	10.66	1,239,196	1.95	0.25	1.45	-	1.14
2013	21,790	10.30	10.54	224,527	2.67	0.25	1.45	3.00	5.40
Ibbotson Conservative ETF Asset Allocation (b)
2015	132,933	9.25	9.40	1,234,762	1.35	0.25	1.45	(5.52)	(4.37)
2014	102,753	9.79	9.83	1,007,358	2.01	0.25	1.45	(1.71)	(0.51)
2013	2,501	9.87	9.96	24,927	2.58	0.25	1.45	(1.30)	(0.40)
Ibbotson Growth ETF Asset Allocation (b)
2015	22,548	9.77	10.39	220,059	1.39	0.25	1.45	(6.77)	(5.63)
2014	18,868	10.48	11.01	197,508	1.42	0.25	1.45	0.10	1.29
2013	8,102	10.47	10.87	84,858	2.23	0.25	1.45	4.70	8.70
Ibbotson Income and Growth ETF Asset Allocation (b)
2015	904	9.42	9.73	8,519	3.10	0.25	1.45	(5.99)	(4.79)
2014	-	10.02	10.22	-	-	0.25	1.45	(1.28)	-
2013	-	10.15	10.22	-	-	0.25	1.45	1.50	2.20

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. American Franchise (b)
2015	-	12.28	13.49	-	-	0.25	1.45	0.16	1.43
2014	-	12.26	13.30	-	-	0.25	1.45	3.46	4.72
2013	-	11.85	12.70	-	-	0.25	1.45	18.50	35.39
2012	-	9.35	9.38	-	-	0.25	0.45	9.48	9.71
2011	-	8.54	8.55	-	-	0.25	0.45	(14.60)	(14.50)
Invesco V.I. American Value (b)
2015	2,833	9.79	12.33	28,293	0.01	0.25	1.45	(13.36)	(12.24)
2014	2,526	11.30	14.05	28,523	0.16	0.25	1.45	4.73	5.96
2013	1,081	10.79	13.26	11,660	-	0.25	1.45	7.90	29.62
2012	-	10.19	10.23	-	-	0.25	0.45	13.10	13.41
2011	-	9.01	9.02	-	-	0.25	0.45	(9.90)	(9.80)
Invesco V.I. Balanced-Risk Allocation (b)
2015	2,277	9.14	9.33	21,158	2.42	0.25	1.45	(8.60)	(7.44)
2014	943	10.00	10.08	9,490	-	0.25	1.45	-	0.80
Invesco V.I. Comstock (b)
2015	2,100	10.08	12.99	27,017	0.84	0.25	1.45	(10.32)	(9.22)
2014	7,186	11.24	14.31	102,044	1.17	0.25	1.45	4.36	5.61
2013	6,270	10.77	13.55	84,464	2.65	0.25	1.45	7.70	31.30
2012	-	10.28	10.32	-	-	0.25	0.45	14.86	15.18
2011	-	8.95	8.96	-	-	0.25	0.45	(10.50)	(10.40)
Invesco V.I. Equity and Income (b)
2015	1,237	10.11	11.97	12,510	2.37	0.25	1.45	(6.82)	(5.67)
2014	1,205	10.85	12.69	13,077	3.07	0.25	1.45	4.03	5.31
2013	-	10.43	12.05	-	-	0.25	1.45	4.30	20.86
2012	-	9.93	9.97	-	-	0.25	0.45	8.52	8.84
2011	-	9.15	9.16	-	-	0.25	0.45	(8.50)	(8.40)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Global Core Equity (b)
2015	-	9.73	9.92	-	-	0.25	1.45	(5.90)	(4.80)
2014	786	10.34	10.42	8,124	3.45	0.25	1.45	(3.90)	(2.71)
2013	-	10.65	10.76	-	-	0.25	1.45	7.60	18.34
2012	-	9.02	9.05	-	-	0.25	0.45	9.60	9.83
2011	-	8.23	8.24	-	-	0.25	0.45	(17.70)	(17.60)
Invesco V.I. Global Health Care (b)
2015	1,108	12.36	16.92	14,202	-	0.25	1.45	(1.59)	(0.41)
2014	-	12.56	16.99	-	-	0.25	1.45	14.18	15.58
2013	-	11.00	14.70	-	-	0.25	1.45	10.00	35.73
2012	-	10.79	10.83	-	-	0.25	0.45	16.40	16.70
2011	-	9.27	9.28	-	-	0.25	0.45	(7.30)	(7.20)
Invesco V.I. Global Real Estate (b)
2015	2,956	9.80	11.44	33,501	2.02	0.25	1.45	(6.04)	(4.90)
2014	7,264	10.43	12.03	86,748	1.38	0.25	1.45	9.33	10.67
2013	6,465	9.54	10.87	69,891	7.40	0.25	1.45	(4.60)	(0.82)
2012	-	10.92	10.96	-	-	0.25	0.45	23.53	23.70
2011	-	8.84	8.86	-	-	0.25	0.45	(11.60)	(11.40)
Invesco V.I. Government Securities (b)
2015	2,374	9.28	9.51	22,396	0.77	0.25	1.45	(4.33)	(3.16)
2014	10,129	9.70	9.82	98,692	3.09	0.25	1.45	(0.61)	0.51
2013	8,750	9.71	9.77	84,989	6.45	0.25	1.45	(6.18)	(2.40)
2012	-	10.35	10.38	-	-	0.25	0.45	(1.24)	(1.14)
2011	-	10.48	10.50	-	-	0.25	0.45	4.80	5.00

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. High Yield (b)
2015	-	9.17	10.22	-	31.50	0.25	1.45	(7.56)	(6.50)
2014	139	9.92	10.93	1,511	0.35	0.25	1.45	(2.84)	(1.62)
2013	3,500	10.21	11.11	38,691	3.64	0.25	1.45	2.10	3.35
2012	5,984	10.72	10.75	64,120	9.91	0.25	0.45	13.08	13.16
2011	-	9.48	9.50	-	-	0.25	0.45	(5.20)	(5.00)
Invesco V.I. International Growth
2015	7,204	9.46	9.84	68,694	0.78	0.25	1.45	(6.82)	(5.68)
2014	17,092	10.06	10.56	172,522	1.47	0.25	1.45	(4.35)	(3.13)
2013	17,473	10.40	11.04	182,434	1.49	0.25	1.45	10.40	14.92
2012	3,910	9.07	9.18	35,470	1.37	0.25	0.45	11.29	11.54
2011	-	8.15	8.23	-	-	0.25	0.45	(10.14)	(9.96)
Invesco V.I. Mid Cap Core Equity
2015	1,514	9.73	11.26	16,752	0.09	0.25	1.45	(8.47)	(7.40)
2014	1,829	10.63	12.16	21,884	-	0.25	1.45	(0.37)	0.91
2013	-	10.67	12.05	-	-	0.25	1.45	6.70	24.36
2012	-	9.58	9.69	-	-	0.25	0.45	6.92	7.07
2011	-	8.96	9.05	-	-	0.25	0.45	(9.68)	(9.50)
Invesco V.I. Mid Cap Growth (b)
2015	-	11.09	12.00	-	-	0.25	1.45	(3.40)	(2.20)
2014	-	11.48	12.27	-	-	0.25	1.45	3.05	4.25
2013	-	11.14	11.77	-	-	0.25	1.45	11.40	32.25
2012	-	8.87	8.90	-	-	0.25	0.45	7.78	8.01
2011	-	8.23	8.24	-	-	0.25	0.45	(17.70)	(17.60)
Invesco V.I. S&P 500 Index (b)
2015	4,176	11.28	12.83	53,257	0.34	0.25	1.45	(3.59)	(2.43)
2014	5,967	11.70	13.15	78,175	1.56	0.25	1.45	8.03	9.31
2013	-	10.83	12.03	-	-	0.25	1.45	8.30	20.30

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Small Cap Equity (b)
2015	7,810	9.70	11.37	82,800	-	0.25	1.45	(9.85)	(8.82)
2014	7,374	10.76	12.47	91,215	-	0.25	1.45	(2.36)	(1.11)
2013	6,857	11.02	12.61	86,009	-	0.25	1.45	10.20	32.60
2012	1,247	9.47	9.51	11,814	-	0.25	0.45	9.73	10.07
2011	-	8.63	8.64	-	-	0.25	0.45	(13.70)	(13.60)
Ivy Funds VIP Asset Strategy (b)
2015	3,530	8.98	9.80	34,005	0.58	0.25	1.45	(12.30)	(11.31)
2014	1,428	10.24	11.05	15,087	0.40	0.25	1.45	(9.38)	(8.30)
2013	941	11.30	12.05	11,054	1.50	0.25	1.45	13.00	21.11
2012	-	9.91	9.95	-	-	0.25	0.45	15.10	15.43
2011	-	8.61	8.62	-	-	0.25	0.45	(13.90)	(13.80)
Ivy Funds VIP Balanced (b)
2015	4,321	10.51	12.38	46,910	0.87	0.25	1.45	(4.71)	(3.51)
2014	820	11.03	12.83	10,448	0.92	0.25	1.45	2.89	4.14
2013	797	10.72	12.32	9,766	2.62	0.25	1.45	7.20	19.73
2012	-	10.26	10.29	-	-	0.25	0.45	8.00	8.09
2011	-	9.50	9.52	-	-	0.25	0.45	(5.00)	(4.80)
Ivy Funds VIP Core Equity (b)
2015	602	11.13	13.79	8,216	0.64	0.25	1.45	(5.03)	(3.84)
2014	5,622	11.72	14.34	80,038	0.48	0.25	1.45	4.92	6.14
2013	5,481	11.17	13.51	73,634	-	0.25	1.45	11.70	29.28
2012	-	10.42	10.45	-	-	0.25	0.45	14.63	14.84
2011	-	9.09	9.10	-	-	0.25	0.45	(9.10)	(9.00)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ivy Funds VIP Energy (b)
2015	3,970	6.14	6.82	27,078	0.04	0.25	1.45	(25.55)	(24.67)
2014	2,038	8.17	9.16	18,669	-	0.25	1.45	(14.47)	(13.37)
2013	-	9.45	10.71	-	-	0.25	1.45	7.10	23.70
2012	-	7.66	7.68	-	-	0.25	0.45	(2.05)	(1.92)
2011	-	7.82	7.83	-	-	0.25	0.45	(21.80)	(21.70)
Ivy Funds VIP Global Bond (b)
2015	-	8.95	9.04	-	-	0.25	1.45	(6.87)	(5.74)
2014	299	9.52	9.61	2,844	-	0.25	1.45	(4.28)	(3.03)
2013	-	9.83	10.04	-	-	0.25	1.45	(1.70)	0.40
2012	-	10.00	10.04	-	-	0.25	0.45	2.77	2.97
2011	-	9.73	9.75	-	-	0.25	0.45	(2.70)	(2.50)
Ivy Funds VIP Global Growth (b)(c)
2015	2,587	10.55	11.20	28,711	0.52	0.25	1.45	(1.12)	0.09
2014	2,465	10.67	11.19	27,395	1.39	0.25	1.45	(3.44)	(2.27)
2013	1,160	11.05	11.45	13,211	1.38	0.25	1.45	10.50	15.42
2012	792	9.89	9.92	7,831	-	0.25	0.45	14.07	14.29
2011	-	8.67	8.68	-	-	0.25	0.45	(13.30)	(13.20)
Ivy Funds VIP Global Natural Resources (b)
2015	1,105	5.82	5.94	6,433	-	0.25	1.45	(25.77)	(24.81)
2014	-	7.84	7.90	-	-	0.25	1.45	(21.60)	(21.00)
Ivy Funds VIP Growth (b)
2015	3,927	12.69	15.24	59,270	-	0.25	1.45	2.50	3.74
2014	-	12.38	14.69	-	-	0.25	1.45	6.91	8.25
2013	-	11.58	13.57	-	-	0.25	1.45	15.80	32.13
2012	-	10.24	10.27	-	-	0.25	0.45	8.94	9.14
2011	-	9.40	9.41	-	-	0.25	0.45	(6.00)	(5.90)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ivy Funds VIP High Income (b)
2015	7,028	8.96	10.77	75,023	6.59	0.25	1.45	(10.58)	(9.50)
2014	21,848	10.02	11.90	248,710	4.49	0.25	1.45	(2.53)	(1.41)
2013	21,159	10.28	12.07	253,956	3.97	0.25	1.45	2.80	7.00
2012	-	11.24	11.28	-	-	0.25	0.45	14.58	14.87
2011	-	9.81	9.82	-	-	0.25	0.45	(1.90)	(1.80)
Ivy Funds VIP International Core Equity (b)
2015	5,629	9.94	10.31	56,503	0.77	0.25	1.45	(5.33)	(4.11)
2014	2,598	10.39	10.89	26,993	-	0.25	1.45	(2.94)	(1.78)
2013	-	10.60	11.22	-	-	0.25	1.45	12.20	21.00
2012	-	8.78	8.81	-	-	0.25	0.45	9.48	9.58
2011	-	8.02	8.04	-	-	0.25	0.45	(19.80)	(19.60)
Ivy Funds VIP Limited-Term Bond (b)
2015	39,662	9.16	9.25	363,520	1.57	0.25	1.45	(3.47)	(2.32)
2014	33,321	9.40	9.50	313,389	0.52	0.25	1.45	(3.46)	(2.27)
2013	29,341	9.64	9.84	282,933	-	0.25	1.45	(3.89)	(1.60)
2012	-	10.03	10.07	-	-	0.25	0.45	(0.20)	(0.10)
2011	-	10.05	10.06	-	-	0.25	0.45	0.50	0.60
Ivy Funds VIP Mid Cap Growth (b)
2015	6,645	10.17	11.70	72,433	-	0.25	1.45	(9.84)	(8.81)
2014	5,373	11.28	12.83	68,410	-	0.25	1.45	3.11	4.48
2013	5,242	10.94	12.28	64,041	-	0.25	1.45	9.40	25.69
2012	403	9.73	9.77	3,917	-	0.25	0.45	9.70	10.02
2011	-	8.87	8.88	-	-	0.25	0.45	(11.30)	(11.20)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ivy Funds VIP Real Estate Securities (b)
2015	222	11.40	13.77	3,015	11.48	0.25	1.45	0.18	1.47
2014	-	11.38	13.57	-	-	0.25	1.45	24.51	26.00
2013	-	9.14	10.77	-	-	0.25	1.45	(8.60)	(2.09)
2012	-	10.97	11.00	-	-	0.25	0.45	13.80	13.87
2011	-	9.64	9.66	-	-	0.25	0.45	(3.60)	(3.40)
Ivy Funds VIP Science and Technology (b)
2015	4,016	10.97	14.52	49,455	-	0.25	1.45	(7.11)	(5.96)
2014	3,526	11.81	15.44	43,058	-	0.25	1.45	(1.58)	(0.39)
2013	1,513	12.00	15.50	19,854	-	0.25	1.45	20.00	51.37
2012	-	10.20	10.24	-	-	0.25	0.45	23.49	23.82
2011	-	8.26	8.27	-	-	0.25	0.45	(17.40)	(17.30)
Ivy Funds VIP Small Cap Growth (b)
2015	2,720	10.75	10.85	29,485	-	0.25	1.45	(2.52)	(1.36)
2014	-	10.92	11.12	-	-	0.25	1.45	(2.88)	(1.70)
2013	-	11.12	11.45	-	-	0.25	1.45	14.50	38.83
2012	-	8.03	8.06	-	-	0.25	0.45	1.52	1.77
2011	-	7.91	7.92	-	-	0.25	0.45	(20.90)	(20.80)
Ivy Funds VIP Small Cap Value (b)
2015	5,155	9.89	11.28	53,452	0.07	0.25	1.45	(9.76)	(8.59)
2014	2,060	10.96	12.34	24,579	0.07	0.25	1.45	2.43	3.61
2013	-	10.70	11.91	-	-	0.25	1.45	7.00	29.32
2012	-	9.18	9.21	-	-	0.25	0.45	14.61	14.84
2011	-	8.01	8.02	-	-	0.25	0.45	(19.90)	(19.80)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ivy Funds VIP Value (b)
2015	-	10.56	12.78	-	0.07	0.25	1.45	(8.09)	(6.99)
2014	6,669	11.49	13.74	81,065	1.08	0.25	1.45	6.09	7.34
2013	574	10.83	12.80	7,299	-	0.25	1.45	8.30	31.01
2012	-	9.73	9.77	-	-	0.25	0.45	14.88	15.08
2011	-	8.47	8.49	-	-	0.25	0.45	(15.30)	(15.10)
Janus Aspen Enterprise (b)
2015	3,999	11.58	14.16	53,956	0.69	0.25	1.45	(0.77)	0.43
2014	203	11.67	14.10	2,841	-	0.25	1.45	7.36	8.63
2013	-	10.87	12.98	-	-	0.25	1.45	8.70	27.88
2012	-	10.12	10.15	-	-	0.25	0.45	13.07	13.15
2011	-	8.95	8.97	-	-	0.25	0.45	(10.50)	(10.30)
Janus Aspen Forty (b)
2015	333	12.54	15.37	5,063	-	0.25	1.45	7.00	8.32
2014	5,600	11.72	14.19	70,961	0.03	0.25	1.45	3.72	5.03
2013	-	11.30	13.51	-	-	0.25	1.45	13.00	26.74
2012	-	10.62	10.66	-	-	0.25	0.45	19.59	19.91
2011	-	8.88	8.89	-	-	0.25	0.45	(11.20)	(11.10)
Janus Aspen Janus Portfolio (b)
2015	412	11.93	14.24	5,809	0.43	0.25	1.45	0.51	1.71
2014	1,864	11.87	14.00	23,838	0.12	0.25	1.45	7.81	9.20
2013	-	11.01	12.82	-	-	0.25	1.45	10.10	25.81
2012	-	10.16	10.19	-	-	0.25	0.45	14.29	14.49
2011	-	8.89	8.90	-	-	0.25	0.45	(11.10)	(11.00)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Janus Aspen Overseas (b)
2015	10,095	5.94	8.06	61,752	0.58	0.25	1.45	(12.77)	(11.78)
2014	830	6.74	9.24	7,667	-	0.25	1.45	(15.92)	(14.91)
2013	-	7.93	10.99	-	-	0.25	1.45	9.90	10.68
2012	-	7.19	7.21	-	-	0.25	0.45	9.44	9.57
2011	-	6.57	6.58	-	-	0.25	0.45	(34.30)	(34.20)
Janus Aspen Perkins Mid Cap Value (b)
2015	1,975	10.04	11.33	22,161	2.16	0.25	1.45	(7.89)	(6.75)
2014	-	10.90	12.15	-	-	0.25	1.45	3.71	5.01
2013	-	10.51	11.57	-	-	0.25	1.45	5.10	21.79
2012	-	9.47	9.50	-	-	0.25	0.45	7.01	7.22
2011	-	8.85	8.86	-	-	0.25	0.45	(11.50)	(11.40)
JPMorgan Insurance Trust Core Bond Portfolio (b)
2015	5,017	9.42	9.48	47,294	3.48	0.25	1.45	(3.56)	(2.37)
2014	4,896	9.67	9.82	47,362	-	0.25	1.45	0.20	1.36
2013	-	9.56	9.80	-	-	0.25	1.45	(4.40)	(2.00)
JPMorgan Insurance Trust Intrepid MidCap Portfolio (b)
2015	19,293	10.99	12.89	243,611	0.61	0.25	1.45	(10.21)	(9.16)
2014	14,231	12.24	14.19	197,396	0.13	0.25	1.45	10.47	11.91
2013	-	11.08	12.68	-	-	0.25	1.45	10.80	26.80
JPMorgan Insurance Trust Small Cap Core Portfolio (b)
2015	4,085	10.47	12.35	50,165	-	0.25	1.45	(9.66)	(8.59)
2014	-	11.59	13.51	-	-	0.25	1.45	4.60	5.88
2013	-	11.08	12.76	-	-	0.25	1.45	10.80	27.60

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Lord Abbett Series Bond-Debenture VC (b)
2015	17,935	9.59	10.76	181,463	4.64	0.25	1.45	(5.89)	(4.69)
2014	12,988	10.19	11.29	142,992	7.74	0.25	1.45	(0.20)	0.98
2013	3,032	10.21	11.18	33,671	9.78	0.25	1.45	2.10	4.68
2012	-	10.64	10.68	-	-	0.25	0.45	8.68	8.98
2011	-	9.79	9.80	-	-	0.25	0.45	(2.10)	(2.00)
Lord Abbett Series Calibrated Dividend Growth VC (b)
2015	268	10.69	12.70	3,377	1.83	0.25	1.45	(6.39)	(5.22)
2014	263	11.42	13.40	3,502	3.31	0.25	1.45	6.63	7.98
2013	-	10.71	12.41	-	-	0.25	1.45	7.10	23.85
2012	-	9.99	10.02	-	-	0.25	0.45	8.71	8.79
2011	-	9.19	9.21	-	-	0.25	0.45	(8.10)	(7.90)
Lord Abbett Series Developing Growth VC (b)
2015	1,385	9.99	12.59	17,280	-	0.25	1.45	(12.21)	(11.15)
2014	614	11.38	14.17	8,643	-	0.25	1.45	(0.78)	0.43
2013	2,343	11.47	14.11	32,882	-	0.25	1.45	14.70	51.72
2012	-	9.27	9.30	-	-	0.25	0.45	8.29	8.52
2011	-	8.56	8.57	-	-	0.25	0.45	(14.40)	(14.30)
Lord Abbett Series Growth and Income VC (b)
2015	3,131	10.36	12.11	32,442	1.23	0.25	1.45	(7.09)	(5.98)
2014	3,049	11.15	12.88	34,009	1.38	0.25	1.45	2.95	4.21
2013	-	10.83	12.36	-	-	0.25	1.45	8.30	31.49
2012	-	9.36	9.40	-	-	0.25	0.45	8.21	8.55
2011	-	8.65	8.66	-	-	0.25	0.45	(13.50)	(13.40)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Lord Abbett Series Total Return VC (b)
2015	18,293	9.54	10.27	186,061	3.34	0.25	1.45	(4.98)	(3.84)
2014	11,780	10.04	10.68	124,821	3.76	0.25	1.45	1.41	2.69
2013	-	9.90	10.40	-	-	0.25	1.45	(4.44)	(1.00)
2012	-	10.82	10.86	-	-	0.25	0.45	3.15	3.33
2011	-	10.49	10.51	-	-	0.25	0.45	4.90	5.10
MFS VIT Emerging Markets Equity (b)
2015	4,148	6.81	7.54	28,249	0.80	0.25	1.45	(16.87)	(15.85)
2014	2,914	8.11	9.07	23,641	-	0.25	1.45	(10.99)	(9.96)
2013	-	9.02	10.19	-	-	0.25	1.45	(9.80)	1.90
MFS VIT II MA Investors Growth Stock (b)(c)
2015	879	11.10	13.84	12,043	-	0.25	1.45	(4.72)	(3.62)
2014	-	11.65	14.36	-	-	0.25	1.45	6.30	7.57
2013	-	10.96	13.35	-	-	0.25	1.45	9.60	25.94
2012	-	10.56	10.60	-	-	0.25	0.45	12.70	12.89
2011	-	9.37	9.39	-	-	0.25	0.45	(6.30)	(6.10)
MFS VIT II Research International (b)(c)
2015	9,280	8.91	9.14	82,691	3.49	0.25	1.45	(6.51)	(5.38)
2014	911	9.53	9.66	8,735	-	0.25	1.45	(11.10)	(10.06)
2013	-	10.68	10.74	-	-	0.25	1.45	7.20	14.87
2012	-	9.32	9.35	-	-	0.25	0.45	12.42	12.65
2011	-	8.29	8.30	-	-	0.25	0.45	(17.10)	(17.00)
MFS VIT International Value (b)
2015	10,016	9.75	9.95	97,758	0.12	0.25	1.45	1.67	2.90
2014	-	9.59	9.67	-	-	0.25	1.45	(4.10)	(3.30)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT Investors Trust (b)
2015	1,364	11.05	13.70	15,081	-	0.25	1.45	(4.41)	(3.25)
2014	-	11.56	14.16	-	-	0.25	1.45	5.86	7.19
2013	-	10.92	13.21	-	-	0.25	1.45	9.20	27.51
2012	-	10.32	10.36	-	-	0.25	0.45	14.79	15.11
2011	-	8.99	9.00	-	-	0.25	0.45	(10.10)	(10.00)
MFS VIT New Discovery (b)
2015	7,329	9.27	10.67	73,821	-	0.25	1.45	(6.36)	(5.24)
2014	3,742	9.90	11.26	38,540	-	0.25	1.45	(11.53)	(10.42)
2013	-	11.19	12.57	-	-	0.25	1.45	11.90	36.63
2012	420	9.17	9.20	3,851	-	0.25	0.45	16.82	17.05
2011	-	7.85	7.86	-	-	0.25	0.45	(21.50)	(21.40)
MFS VIT Research (b)
2015	6,075	10.91	13.81	66,306	0.95	0.25	1.45	(3.88)	(2.68)
2014	-	11.35	14.19	-	-	0.25	1.45	5.09	6.45
2013	-	10.80	13.33	-	-	0.25	1.45	8.00	27.80
2012	-	10.40	10.43	-	-	0.25	0.45	12.92	13.12
2011	-	9.21	9.22	-	-	0.25	0.45	(7.90)	(7.80)
MFS VIT Total Return (b)
2015	2,393	10.27	11.86	24,577	-	0.25	1.45	(4.91)	(3.81)
2014	-	10.80	12.33	-	-	0.25	1.45	3.55	4.76
2013	-	10.43	11.77	-	-	0.25	1.45	4.30	14.94
2012	-	10.20	10.24	-	-	0.25	0.45	7.14	7.45
2011	-	9.52	9.53	-	-	0.25	0.45	(4.80)	(4.70)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT Total Return Bond (b)(c)
2015	1,812	9.50	10.00	17,961	0.58	0.25	1.45	(4.90)	(3.85)
2014	59,408	9.99	10.40	613,077	4.39	0.25	1.45	1.01	2.26
2013	7,081	9.89	10.17	71,590	1.66	0.25	1.45	(4.62)	(1.10)
2012	2,215	10.60	10.64	23,483	-	0.25	0.45	3.41	3.60
2011	-	10.25	10.27	-	-	0.25	0.45	2.50	2.70
MFS VIT Utilities (b)
2015	5,982	9.11	11.05	63,970	3.54	0.25	1.45	(18.44)	(17.48)
2014	9,548	11.17	13.39	126,935	2.59	0.25	1.45	7.51	8.86
2013	4,868	10.39	12.30	59,553	1.07	0.25	1.45	3.90	16.37
2012	-	10.53	10.57	-	-	0.25	0.45	9.35	9.65
2011	-	9.63	9.64	-	-	0.25	0.45	(3.70)	(3.60)
Morgan Stanley UIF Emerging Markets Equity (b)
2015	8,462	7.50	7.89	63,456	1.07	0.25	1.45	(14.61)	(13.53)
2014	16,819	8.69	9.24	146,188	0.33	0.25	1.45	(8.70)	(7.63)
2013	10,261	9.43	10.12	96,728	0.39	0.25	1.45	(5.70)	1.20
Neuberger Berman AMT Guardian
2015	2,107	10.56	12.01	22,237	0.73	0.25	1.45	(9.12)	(8.04)
2014	2,052	11.62	13.06	23,827	0.59	0.25	1.45	4.31	5.58
2013	894	11.14	12.37	10,902	1.45	0.25	1.45	11.40	34.31
2012	-	9.10	9.21	-	-	0.25	0.45	8.98	9.12
2011	-	8.35	8.44	-	-	0.25	0.45	(6.29)	(6.01)
Oppenheimer Global Fund/VA (b)
2015	7,662	10.61	11.96	83,853	0.50	0.25	1.45	(0.84)	0.42
2014	2,045	10.70	11.91	24,187	-	0.25	1.45	(2.37)	(1.24)
2013	-	10.96	12.06	-	-	0.25	1.45	9.60	22.94
2012	-	9.77	9.81	-	-	0.25	0.45	16.87	17.06
2011	-	8.36	8.38	-	-	0.25	0.45	(16.40)	(16.20)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Oppenheimer Global Strategic Income Fund/VA (b)
2015	11,939	9.07	9.45	108,745	1.63	0.25	1.45	(6.78)	(5.59)
2014	1,926	9.73	10.01	19,135	2.37	0.25	1.45	(2.01)	(0.79)
2013	807	9.93	10.09	8,093	9.34	0.25	1.45	(3.74)	(0.70)
2012	-	10.42	10.46	-	-	0.25	0.45	9.22	9.53
2011	-	9.54	9.55	-	-	0.25	0.45	(4.60)	(4.50)
Oppenheimer International Growth Fund/VA (b)
2015	22,904	9.62	11.06	247,480	1.04	0.25	1.45	(1.33)	(0.18)
2014	33,037	9.75	11.08	357,212	0.90	0.25	1.45	(11.20)	(10.14)
2013	13,719	10.98	12.33	166,161	0.23	0.25	1.45	9.80	21.72
2012	-	10.09	10.13	-	-	0.25	0.45	17.46	17.79
2011	-	8.59	8.60	-	-	0.25	0.45	(14.10)	(14.00)
Oppenheimer Main Street Small Cap Fund/VA
2015	20,847	10.56	12.76	255,940	0.63	0.25	1.45	(10.20)	(9.12)
2014	14,670	11.76	14.04	199,179	0.41	0.25	1.45	6.81	8.08
2013	1,408	11.01	12.99	15,490	-	0.25	1.45	10.10	36.16
2012	-	9.43	9.54	-	-	0.25	0.45	13.75	13.98
2011	-	8.29	8.37	-	-	0.25	0.45	(5.69)	(5.53)
PIMCO VIT All Asset (b)
2015	7,875	8.36	8.84	66,979	5.82	0.25	1.45	(13.19)	(12.13)
2014	-	9.63	10.06	-	-	0.25	1.45	(3.89)	(2.71)
2013	-	10.02	10.34	-	-	0.25	1.45	(3.29)	0.20
2012	-	10.63	10.67	-	-	0.25	0.45	10.84	11.15
2011	-	9.59	9.60	-	-	0.25	0.45	(4.10)	(4.00)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT CommodityRealReturn Strategy (b)
2015	21,991	3.96	5.26	88,583	4.06	0.25	1.45	(29.01)	(28.11)
2014	22,431	5.51	7.41	123,592	0.33	0.25	1.45	(22.16)	(21.28)
2013	7,824	7.01	9.52	54,824	1.85	0.25	1.45	(17.63)	(4.80)
2012	-	8.51	8.54	-	-	0.25	0.45	1.55	1.79
2011	-	8.38	8.39	-	-	0.25	0.45	(16.20)	(16.10)
PIMCO VIT Emerging Markets Bond (b)
2015	20,845	8.93	9.73	199,658	5.43	0.25	1.45	(6.69)	(5.44)
2014	35,301	9.57	10.29	359,562	5.18	0.25	1.45	(2.94)	(1.91)
2013	22,933	9.86	10.49	238,431	4.33	0.25	1.45	(10.16)	(1.40)
2012	659	11.61	11.65	7,649	1.67	0.25	0.45	13.71	13.99
2011	-	10.21	10.22	-	-	0.25	0.45	2.10	2.20
PIMCO VIT Global Bond (Unhedged)
2015	806	8.74	11.29	8,107	1.73	0.25	1.45	(8.39)	(7.15)
2014	782	9.54	12.16	8,526	2.70	0.25	1.45	(2.25)	(1.14)
2013	-	9.76	12.30	-	-	0.25	1.45	(11.68)	(2.40)
2012	-	13.78	13.89	-	-	0.25	0.45	3.22	3.43
2011	-	13.35	13.43	-	-	0.25	0.45	3.81	4.03
PIMCO VIT High Yield
2015	350	9.40	15.95	3,288	68.54	0.25	1.45	(6.09)	(4.89)
2014	340	10.01	16.77	3,397	35.86	0.25	1.45	(1.28)	(0.06)
2013	-	10.14	16.78	-	4.39	0.25	1.45	1.40	2.19
2012	6,773	16.28	16.42	110,277	1.22	0.25	0.45	10.30	10.57
2011	-	14.76	14.85	-	-	0.25	0.45	(0.27)	(0.07)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT Low Duration Advisor Class (b)
2015	226,640	9.04	9.15	2,049,840	4.43	0.25	1.45	(4.09)	(3.08)
2014	55,667	9.34	9.54	519,951	1.36	0.25	1.45	(3.73)	(2.49)
2013	43,032	9.59	9.91	415,792	1.63	0.25	1.45	(3.62)	(0.90)
2012	11,215	9.95	9.99	111,610	1.96	0.25	0.45	2.16	2.36
2011	-	9.74	9.76	-	-	0.25	0.45	(2.60)	(2.40)
PIMCO VIT Real Return Advisor Class (b)
2015	9,002	8.80	9.22	81,069	4.96	0.25	1.45	(6.98)	(5.92)
2014	5,804	9.46	9.80	55,595	0.51	0.25	1.45	(1.56)	(0.41)
2013	19,808	9.61	9.84	193,354	2.26	0.25	1.45	(12.37)	(3.90)
2012	8,737	11.16	11.20	97,535	0.32	0.25	0.45	4.89	5.16
2011	-	10.64	10.65	-	-	0.25	0.45	6.40	6.50
PIMCO VIT Short-Term (b)
2015	3,887	9.15	9.28	35,884	0.76	0.25	1.45	(3.38)	(2.21)
2014	11,546	9.45	9.49	109,171	0.67	0.25	1.45	(3.76)	(2.67)
2013	8,813	9.73	9.84	85,739	0.46	0.25	1.45	(2.70)	(1.60)
PIMCO VIT Total Return Administrative Class (e)
2015	1,082	12.03	12.25	13,248	4.11	0.25	0.45	(2.98)	(2.78)
2014	13,484	12.40	12.60	169,906	2.22	0.25	0.45	0.73	0.96
2013	13,285	12.31	12.48	165,840	2.20	0.25	0.45	(5.31)	(5.10)
2012	16,217	13.00	13.15	213,330	2.53	0.25	0.45	5.86	6.05
2011	18,277	12.28	12.40	226,601	2.63	0.25	0.45	0.08	0.32
PIMCO VIT Total Return Advisor Class (b)
2015	31,285	9.42	9.84	297,631	5.13	0.25	1.45	(4.07)	(2.86)
2014	25,605	9.82	10.13	253,551	1.36	0.25	1.45	(0.41)	0.80
2013	60,980	9.86	10.05	609,463	2.32	0.25	1.45	(5.40)	(1.40)
2012	32,044	10.56	10.60	338,495	1.23	0.25	0.45	5.71	6.00
2011	11	9.99	10.00	110	37.84	0.25	0.45	(0.10)	-

(b) Prior year new subaccount. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Pioneer Bond VCT (b)
2015	21,856	9.62	9.70	210,699	2.59	0.25	1.45	(4.28)	(3.10)
2014	26,846	9.97	10.05	267,718	1.82	0.25	1.45	1.11	2.35
2013	-	9.76	9.94	-	-	0.25	1.45	(2.40)	(0.60)
Pioneer High Yield VCT (b)
2015	2,604	8.95	9.40	23,298	12.24	0.25	1.45	(8.39)	(7.30)
2014	-	9.77	10.14	-	0.79	0.25	1.45	(4.68)	(3.43)
2013	5,998	10.25	10.50	62,867	1.12	0.25	1.45	2.50	5.00
Pioneer Real Estate Shares VCT (b)
2015	1,129	11.32	12.13	12,776	1.14	0.25	1.45	-	1.17
2014	-	11.32	11.99	-	-	0.25	1.45	24.81	26.48
2013	-	9.07	9.48	-	-	0.25	1.45	(9.30)	(5.20)
Pioneer Strategic Income VCT (b)
2015	18,912	9.24	9.30	175,133	3.74	0.25	1.45	(5.80)	(4.62)
2014	-	9.71	9.83	-	-	0.25	1.45	(0.91)	0.41
2013	-	9.70	9.92	-	-	0.25	1.45	(3.00)	(0.80)
Power Income VIT (b)
2015	1,287	8.80	9.13	11,331	2.38	0.25	1.45	(6.68)	(5.68)
2014	1,253	9.43	9.68	11,824	4.22	0.25	1.45	(5.42)	(4.16)
2013	758	9.97	10.10	7,556	-	0.25	1.45	(0.30)	1.00
Probabilities Fund (b)
2015	26,244	8.98	9.46	245,945	-	0.25	1.45	(9.75)	(8.60)
2014	25,467	9.95	10.35	262,186	-	0.25	1.45	0.20	1.37
2013	21,960	9.93	10.21	223,442	-	0.25	1.45	(0.70)	2.10
Putnam VT Absolute Return 500 (b)
2015	21,531	9.36	9.66	202,932	-	0.25	1.45	(4.88)	(3.78)
2014	-	9.84	10.04	-	-	0.25	1.45	(0.71)	0.60
2013	-	9.91	9.98	-	-	0.25	1.45	(0.90)	(0.20)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Putnam VT Equity Income (b)
2015	27,031	10.70	12.23	299,009	0.85	0.25	1.45	(7.28)	(6.14)
2014	1,488	11.54	13.03	17,174	1.91	0.25	1.45	7.75	9.04
2013	1,091	10.71	11.95	11,687	-	0.25	1.45	7.10	19.50
Putnam VT Growth Opportunities (b)
2015	9,575	11.98	13.46	114,659	-	0.25	1.45	(3.39)	(2.25)
2014	-	12.40	13.77	-	-	0.25	1.45	8.96	10.34
2013	-	11.38	12.48	-	-	0.25	1.45	13.80	24.80
Putnam VT High Yield (b)
2015	6,323	9.00	9.30	58,375	29.21	0.25	1.45	(9.46)	(8.37)
2014	-	9.94	10.15	-	-	0.25	1.45	(2.83)	(1.65)
2013	-	10.23	10.32	-	-	0.25	1.45	2.30	3.20
Putnam VT Income (b)
2015	14,482	9.62	9.67	139,282	4.30	0.25	1.45	(5.77)	(4.64)
2014	18,147	10.10	10.23	183,543	-	0.25	1.45	1.79	3.05
2013	-	9.82	10.05	-	-	0.25	1.45	(1.80)	0.50
Putnam VT Voyager (b)
2015	1,345	11.13	12.63	14,962	-	0.25	1.45	(10.17)	(9.14)
2014	-	12.39	13.90	-	-	0.25	1.45	4.91	6.19
2013	-	11.81	13.09	-	-	0.25	1.45	18.10	30.90
Rydex VIF Banking
2015	-	4.25	9.67	-	-	0.25	1.45	(8.95)	(7.89)
2014	-	4.62	10.62	-	-	0.25	1.45	(1.12)	-
2013	-	4.62	10.74	-	-	0.25	1.45	7.40	25.07
2012	-	3.70	3.75	-	-	0.25	0.45	19.74	20.19
2011	-	3.09	3.12	-	-	0.25	0.45	(24.82)	(24.64)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Basic Materials
2015	10,577	7.91	8.07	83,812	-	0.25	1.45	(20.96)	(19.96)
2014	16,229	9.91	10.21	160,709	5.30	0.25	1.45	(6.07)	(4.91)
2013	11,742	10.44	10.87	122,574	1.45	0.25	1.45	(2.25)	8.70
2012	-	10.68	10.80	-	-	0.25	0.45	7.01	7.14
2011	-	9.98	10.08	-	-	0.25	0.45	(19.26)	(19.10)
Rydex VIF Biotechnology
2015	19,219	14.24	28.58	400,381	-	0.25	1.45	3.71	5.03
2014	15,268	13.73	27.21	373,362	-	0.25	1.45	26.89	28.47
2013	8,705	10.82	21.18	181,845	-	0.25	1.45	8.20	49.26
2012	-	14.02	14.19	-	-	0.25	0.45	31.40	31.63
2011	-	10.67	10.78	-	-	0.25	0.45	6.81	7.05
Rydex VIF Commodities Strategy
2015	-	2.50	3.83	-	-	0.25	1.45	(36.69)	(35.77)
2014	-	3.91	6.05	-	-	0.25	1.45	(36.91)	(36.17)
2013	-	6.13	9.59	-	-	0.25	1.45	(6.55)	(4.10)
2012	-	6.56	6.64	-	-	0.25	0.45	(4.79)	(4.60)
2011	-	6.89	6.96	-	-	0.25	0.45	(9.70)	(9.61)
Rydex VIF Consumer Products
2015	24,876	11.27	16.74	390,839	0.48	0.25	1.45	1.53	2.83
2014	27,689	11.10	16.28	434,768	0.61	0.25	1.45	7.77	9.04
2013	15,477	10.30	14.93	227,903	2.68	0.25	1.45	3.00	24.11
2012	-	11.89	12.03	-	-	0.25	0.45	5.41	5.53
2011	-	11.28	11.40	-	-	0.25	0.45	9.83	10.14
Rydex VIF Dow 2x Strategy
2015	9,658	11.58	12.10	111,862	-	0.25	1.45	(8.39)	(7.28)
2014	7,869	12.64	13.05	99,511	-	0.25	1.45	11.76	13.08
2013	-	11.31	11.54	-	-	0.25	1.45	13.10	57.44
2012	-	7.24	7.33	-	-	0.25	0.45	13.13	13.47
2011	-	6.40	6.46	-	-	0.25	0.45	5.44	5.56

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Electronics
2015	-	9.32	12.47	-	-	0.25	1.45	(2.35)	(1.15)
2014	322	9.45	12.77	3,036	-	0.25	1.45	18.35	19.85
2013	-	7.90	10.79	-	-	0.25	1.45	7.90	30.67
2012	-	6.05	6.13	-	-	0.25	0.45	(2.42)	(2.08)
2011	-	6.20	6.26	-	-	0.25	0.45	(19.38)	(19.23)
Rydex VIF Energy
2015	10,057	5.55	6.30	61,486	0.42	0.25	1.45	(33.29)	(32.40)
2014	9,030	8.32	9.32	82,847	0.16	0.25	1.45	(22.17)	(21.28)
2013	5,092	10.69	11.84	59,429	0.40	0.25	1.45	6.90	19.60
2012	-	9.79	9.90	-	-	0.25	0.45	(1.01)	(0.90)
2011	230	9.89	9.99	2,281	-	0.25	0.45	(9.02)	(8.85)
Rydex VIF Energy Services
2015	326	4.57	5.16	1,653	0.03	0.25	1.45	(34.62)	(33.93)
2014	7,186	6.99	7.81	55,230	-	0.25	1.45	(32.46)	(31.55)
2013	6,505	10.35	11.41	73,245	-	0.25	1.45	3.50	19.85
2012	-	9.40	9.52	-	-	0.25	0.45	(3.09)	(2.76)
2011	-	9.70	9.79	-	-	0.25	0.45	(12.30)	(12.20)
Rydex VIF Europe 1.25x Strategy
2015	1,648	4.70	8.55	14,128	-	0.25	1.45	(11.31)	(10.15)
2014	-	5.24	9.64	-	-	0.25	1.45	(16.25)	(15.29)
2013	-	6.20	11.51	-	-	0.25	1.45	15.10	19.85
2012	1,139	5.18	5.24	5,899	1.02	0.25	0.45	17.46	17.75
2011	-	4.41	4.45	-	-	0.25	0.45	(17.90)	(17.88)
Rydex VIF Financial Services
2015	1,673	6.01	10.27	10,080	0.09	0.25	1.45	(8.22)	(7.13)
2014	4,334	6.48	11.19	48,513	1.50	0.25	1.45	7.70	9.11
2013	-	5.96	10.39	-	-	0.25	1.45	3.90	23.52
2012	-	4.84	4.89	-	-	0.25	0.45	18.63	18.69
2011	-	4.08	4.12	-	-	0.25	0.45	(17.74)	(17.60)

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Government Long Bond 1.2x Strategy
2015	3,229	10.79	13.77	43,642	0.44	0.25	1.45	(9.25)	(8.14)
2014	3,996	11.89	14.99	59,068	0.55	0.25	1.45	28.82	30.35
2013	-	9.23	11.50	-	-	0.25	1.45	(21.03)	(7.70)
2012	-	14.36	14.53	-	-	0.25	0.45	(0.42)	(0.27)
2011	-	14.42	14.57	-	-	0.25	0.45	36.68	37.06
Rydex VIF Health Care
2015	9,461	13.10	17.46	124,526	-	0.25	1.45	(0.08)	1.22
2014	144	13.11	17.25	2,441	-	0.25	1.45	19.29	20.63
2013	-	10.99	14.30	-	-	0.25	1.45	9.90	37.24
2012	-	10.29	10.42	-	-	0.25	0.45	13.20	13.38
2011	-	9.09	9.19	-	-	0.25	0.45	1.11	1.43
Rydex VIF Internet
2015	10,892	12.19	15.37	133,365	-	0.25	1.45	3.57	4.91
2014	-	11.77	14.65	-	-	0.25	1.45	(2.49)	(1.28)
2013	-	12.07	14.84	-	-	0.25	1.45	20.70	46.35
2012	-	10.02	10.14	-	-	0.25	0.45	15.30	15.49
2011	-	8.69	8.78	-	-	0.25	0.45	(14.89)	(14.76)
Rydex VIF Inverse Dow 2x Strategy
2015	-	0.95	5.36	-	-	0.25	1.45	(11.99)	(11.01)
2014	-	1.07	6.09	-	-	0.25	1.45	(25.18)	(24.31)
2013	-	1.42	8.14	-	-	0.25	1.45	(45.86)	(18.60)
2012	-	2.62	2.66	-	-	0.25	0.45	(25.14)	(24.86)
2011	-	3.50	3.54	-	-	0.25	0.45	(29.58)	(29.34)
Rydex VIF Inverse Government Long Bond Strategy
2015	-	2.81	6.92	-	-	0.25	1.45	(5.46)	(4.35)
2014	-	2.94	7.32	-	-	0.25	1.45	(28.24)	(27.43)
2013	-	4.06	10.20	(23)	-	0.25	1.45	2.00	11.65
2012	-	3.65	3.69	-	-	0.25	0.45	(9.20)	(9.11)
2011	-	4.02	4.06	-	-	0.25	0.45	(32.89)	(32.78)

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Inverse NASDAQ-100 Strategy
2015	11,413	1.75	5.33	38,379	-	0.25	1.45	(16.72)	(15.64)
2014	5,647	2.08	6.40	11,753	-	0.25	1.45	(22.24)	(21.21)
2013	5,425	2.64	8.23	14,358	-	0.25	1.45	(31.61)	(17.70)
2012	5,176	3.86	3.91	20,072	-	0.25	0.45	(21.38)	(21.17)
2011	146	4.91	4.96	719	-	0.25	0.45	(13.10)	(12.98)
Rydex VIF Inverse S&P 500 Strategy
2015	103,955	2.83	6.52	293,977	-	0.25	1.45	(8.56)	(7.40)
2014	1,675	3.06	7.13	5,134	-	0.25	1.45	(18.23)	(17.29)
2013	22,920	3.70	8.72	85,039	-	0.25	1.45	(29.12)	(12.80)
2012	8,608	5.22	5.28	44,903	-	0.25	0.45	(19.82)	(19.63)
2011	-	6.51	6.57	-	-	0.25	0.45	(12.15)	(12.05)
Rydex VIF Japan 2x Strategy
2015	1,730	7.97	9.05	15,664	-	0.25	1.45	7.10	8.42
2014	-	7.37	8.45	-	-	0.25	1.45	(19.14)	(18.16)
2013	-	9.01	10.45	-	-	0.25	1.45	4.50	51.07
2012	-	5.98	6.05	-	-	0.25	0.45	16.12	16.35
2011	-	5.15	5.20	-	-	0.25	0.45	(31.33)	(31.22)
Rydex VIF Leisure
2015	236	11.04	12.27	2,846	1.12	0.25	1.45	(4.08)	(2.93)
2014	-	11.51	12.64	-	-	0.25	1.45	2.86	4.03
2013	-	11.19	12.15	-	-	0.25	1.45	11.90	37.91
2012	-	8.71	8.81	-	-	0.25	0.45	17.23	17.47
2011	-	7.43	7.50	-	-	0.25	0.45	(1.07)	(0.92)
Rydex VIF Mid-Cap 1.5x Strategy
2015	3,602	10.84	13.00	42,853	-	0.25	1.45	(9.59)	(8.52)
2014	5,716	11.99	14.21	69,207	-	0.25	1.45	7.05	8.39
2013	325	11.20	13.11	4,201	-	0.25	1.45	12.00	45.34
2012	449	8.91	9.02	4,001	-	0.25	0.45	20.08	20.43
2011	625	7.42	7.49	4,634	-	0.25	0.45	(10.71)	(10.51)

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF NASDAQ-100
2015	35,583	13.25	17.92	485,472	-	0.25	1.45	3.52	4.73
2014	8,851	12.80	17.11	119,272	-	0.25	1.45	12.38	13.69
2013	6,484	11.39	15.05	81,350	-	0.25	1.45	13.90	30.42
2012	-	11.41	11.54	-	-	0.25	0.45	12.86	13.03
2011	-	10.11	10.21	-	-	0.25	0.45	(1.37)	(1.16)
Rydex VIF NASDAQ-100 2x Strategy
2015	7,764	18.97	26.81	164,162	-	0.25	1.45	9.59	10.92
2014	5,747	17.31	24.17	118,422	-	0.25	1.45	30.64	32.29
2013	-	13.25	18.27	-	-	0.25	1.45	32.50	74.50
2012	-	10.35	10.47	-	-	0.25	0.45	29.54	29.74
2011	-	7.99	8.07	-	-	0.25	0.45	(3.97)	(3.81)
Rydex VIF Nova
2015	25,269	11.51	12.20	305,044	-	0.25	1.45	(5.06)	(3.94)
2014	-	12.00	12.85	-	-	0.25	1.45	13.42	14.78
2013	-	10.47	11.33	-	-	0.25	1.45	13.30	44.29
2012	-	7.27	7.36	-	-	0.25	0.45	18.02	18.33
2011	787	6.16	6.22	4,851	0.04	0.25	0.45	(4.50)	(4.31)
Rydex VIF Precious Metals
2015	3,295	2.64	4.92	11,698	2.30	0.25	1.45	(33.42)	(32.75)
2014	22,350	3.93	7.39	87,973	0.13	0.25	1.45	(20.96)	(19.84)
2013	28,610	4.92	9.35	140,978	2.09	0.25	1.45	(47.99)	(6.50)
2012	4,208	9.46	9.57	40,014	-	0.25	0.45	(7.35)	(7.18)
2011	2,120	10.21	10.31	21,846	0.07	0.25	0.45	(26.65)	(26.51)
Rydex VIF Real Estate
2015	1,377	7.86	10.03	12,914	0.30	0.25	1.45	(6.78)	(5.66)
2014	17,462	8.35	10.76	176,801	1.69	0.25	1.45	15.70	17.13
2013	812	7.14	9.30	7,554	-	0.25	1.45	(7.00)	0.56
2012	-	7.11	7.20	-	-	0.25	0.45	14.31	14.65
2011	-	6.22	6.28	-	-	0.25	0.45	(1.27)	(1.10)

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Retailing
2015	1,093	10.45	13.61	14,606	-	0.25	1.45	(5.69)	(4.49)
2014	4,383	11.08	14.25	55,899	-	0.25	1.45	3.94	5.24
2013	1,989	10.66	13.54	26,570	0.03	0.25	1.45	6.60	31.46
2012	-	10.18	10.30	-	-	0.25	0.45	12.86	13.06
2011	261	9.02	9.11	2,358	-	0.25	0.45	1.69	1.90
Rydex VIF Russell 2000 1.5x Strategy
2015	-	9.71	9.94	-	-	0.25	1.45	(13.04)	(11.93)
2014	-	11.06	11.43	-	-	0.25	1.45	(0.26)	0.90
2013	-	10.97	11.46	-	-	0.25	1.45	14.60	53.52
2012	-	7.16	7.25	-	-	0.25	0.45	17.96	18.27
2011	781	6.07	6.13	4,741	-	0.25	0.45	(15.22)	(14.98)
Rydex VIF Russell 2000 2x Strategy
2015	639	7.58	10.12	6,464	-	0.25	1.45	(16.98)	(16.00)
2014	-	9.04	12.19	-	-	0.25	1.45	0.58	1.88
2013	-	8.89	12.12	-	-	0.25	1.45	21.20	79.68
2012	616	4.96	5.02	3,055	-	0.25	0.45	24.94	25.19
2011	-	3.97	4.01	-	-	0.25	0.45	(22.16)	(21.98)
Rydex VIF S&P 500 2x Strategy
2015	8,448	10.98	13.29	112,274	-	0.25	1.45	(5.94)	(4.77)
2014	10,563	11.55	14.13	139,542	-	0.25	1.45	19.24	20.66
2013	2,157	9.59	11.85	25,567	-	0.25	1.45	18.50	63.26
2012	486	5.88	5.96	2,854	-	0.25	0.45	24.84	25.21
2011	-	4.71	4.76	-	-	0.25	0.45	(7.10)	(6.85)
Rydex VIF S&P 500 Pure Growth
2015	37,888	11.64	15.40	485,615	-	0.25	1.45	(3.32)	(2.16)
2014	8,086	12.04	15.74	109,257	-	0.25	1.45	7.50	8.85
2013	3,110	11.20	14.46	44,454	-	0.25	1.45	12.00	36.80
2012	-	10.45	10.57	-	-	0.25	0.45	9.54	9.65
2011	3,331	9.54	9.64	31,794	-	0.25	0.45	(4.50)	(4.27)

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF S&P 500 Pure Value
2015	133	10.45	11.44	1,496	-	0.25	1.45	(13.35)	(12.27)
2014	6,530	12.06	13.04	83,849	0.52	0.25	1.45	6.16	7.41
2013	617	11.36	12.14	7,377	-	0.25	1.45	13.60	40.67
2012	-	8.53	8.63	-	-	0.25	0.45	18.14	18.22
2011	4,430	7.22	7.30	31,999	0.06	0.25	0.45	(6.48)	(6.17)
Rydex VIF S&P MidCap 400 Pure Growth
2015	245	10.23	16.11	3,884	-	0.25	1.45	(3.13)	(1.95)
2014	327	10.56	16.43	5,282	-	0.25	1.45	(5.80)	(4.70)
2013	231	11.21	17.24	3,924	-	0.25	1.45	12.10	29.82
2012	-	13.12	13.28	-	-	0.25	0.45	12.04	12.35
2011	-	11.71	11.82	-	-	0.25	0.45	(4.02)	(3.82)
Rydex VIF S&P MidCap 400 Pure Value
2015	-	9.34	10.23	(2)	-	0.25	1.45	(15.70)	(14.68)
2014	-	11.08	11.99	-	-	0.25	1.45	2.03	3.36
2013	-	10.86	11.60	-	-	0.25	1.45	8.60	31.37
2012	-	8.72	8.83	-	-	0.25	0.45	12.95	13.35
2011	-	7.72	7.79	-	-	0.25	0.45	(10.23)	(10.15)
Rydex VIF S&P SmallCap 600 Pure Growth
2015	6,597	10.35	13.24	82,496	-	0.25	1.45	(4.78)	(3.57)
2014	2,218	10.87	13.73	26,250	-	0.25	1.45	(4.31)	(3.17)
2013	7,672	11.36	14.18	95,936	-	0.25	1.45	13.60	36.74
2012	3,571	10.24	10.37	36,915	-	0.25	0.45	6.89	7.13
2011	3,596	9.58	9.68	34,820	-	0.25	0.45	-	0.21
Rydex VIF S&P SmallCap 600 Pure Value
2015	1,747	8.90	9.26	15,917	-	0.25	1.45	(17.29)	(16.35)
2014	1,563	10.76	11.07	17,060	-	0.25	1.45	(3.15)	(1.95)
2013	2,260	11.11	11.29	25,152	0.60	0.25	1.45	11.10	38.36
2012	370	8.07	8.16	2,986	-	0.25	0.45	16.28	16.57
2011	-	6.94	7.00	-	-	0.25	0.45	(12.48)	(12.39)

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Strengthening Dollar 2x Strategy
2015	2,226	6.49	11.39	25,370	-	0.25	1.45	8.37	9.80
2014	-	5.93	10.51	-	-	0.25	1.45	17.56	18.97
2013	-	4.99	8.94	-	-	0.25	1.45	(10.60)	(6.12)
2012	-	5.32	5.39	-	-	0.25	0.45	(9.52)	(9.26)
2011	-	5.88	5.94	-	-	0.25	0.45	(7.55)	(7.33)
Rydex VIF Technology
2015	-	11.49	11.70	1	-	0.25	1.45	(3.31)	(2.17)
2014	1,919	11.77	12.08	23,096	-	0.25	1.45	5.50	6.79
2013	-	11.04	11.45	-	-	0.25	1.45	14.50	30.99
2012	-	8.44	8.55	-	-	0.25	0.45	8.07	8.50
2011	264	7.81	7.88	2,058	-	0.25	0.45	(12.25)	(12.15)
Rydex VIF Telecommunications
2015	-	6.40	9.30	-	-	0.25	1.45	(10.83)	(9.71)
2014	-	7.10	10.43	-	-	0.25	1.45	(1.88)	(0.69)
2013	-	7.16	10.63	-	-	0.25	1.45	6.30	13.62
2012	-	6.31	6.39	-	-	0.25	0.45	1.28	1.59
2011	-	6.23	6.29	-	-	0.25	0.45	(17.26)	(17.13)
Rydex VIF Transportation
2015	-	11.00	11.68	-	-	0.25	1.45	(17.85)	(16.87)
2014	-	13.39	14.05	-	-	0.25	1.45	17.46	18.87
2013	-	11.40	11.82	-	-	0.25	1.45	14.00	45.93
2012	-	8.01	8.10	-	-	0.25	0.45	13.62	13.76
2011	-	7.05	7.12	-	-	0.25	0.45	(14.13)	(13.91)

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF U.S. Government Money Market (d)
2015	206,214	7.69	8.95	1,677,027	-	0.25	1.45	(4.38)	(3.21)
2014	144,658	7.96	9.36	1,227,198	-	0.25	1.45	(4.29)	(3.23)
2013	175,315	8.24	9.78	1,491,434	-	0.25	1.45	(3.40)	(2.20)
2012	250,058	8.53	8.64	2,134,416	-	0.25	0.45	(3.40)	(3.14)
2011	24,425	8.83	8.92	216,643	-	0.25	0.45	(3.39)	(3.25)
Rydex VIF Utilities
2015	1,348	10.05	11.16	14,772	0.73	0.25	1.45	(11.45)	(10.36)
2014	8,614	11.35	12.45	97,746	2.98	0.25	1.45	17.62	19.02
2013	-	9.65	10.46	-	-	0.25	1.45	(3.50)	9.99
2012	-	9.40	9.51	-	-	0.25	0.45	(2.29)	(2.16)
2011	-	9.62	9.72	-	-	0.25	0.45	12.38	12.63
SEI VP Conservative Strategy (b)
2015	4,184	9.35	9.54	39,128	1.51	0.25	1.45	(4.79)	(3.64)
2014	4,061	9.82	9.90	39,899	3.29	0.25	1.45	(1.80)	(1.00)
SEI VP Defensive Strategy (b)
2015	289	9.27	9.46	2,730	1.39	0.25	1.45	(4.83)	(3.67)
2014	-	9.74	9.82	-	-	0.25	1.45	(2.60)	(1.80)
SEI VP Market Growth Strategy (b)
2015	26,020	9.10	9.29	237,534	1.92	0.25	1.45	(7.89)	(6.73)
2014	824	9.88	9.96	8,138	4.52	0.25	1.45	(1.20)	(0.40)
T. Rowe Price Blue Chip Growth (b)
2015	13,430	12.83	16.37	190,278	-	0.25	1.45	5.95	7.20
2014	4,659	12.11	15.27	70,599	-	0.25	1.45	4.13	5.38
2013	5,672	11.63	14.49	69,829	-	0.25	1.45	16.30	36.31
2012	1,091	10.59	10.63	11,544	-	0.25	0.45	13.87	14.18
2011	-	9.30	9.31	-	-	0.25	0.45	(7.00)	(6.90)

(b) Prior year new subaccount. See Note 1.
(d) Liquidation. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

T. Rowe Price Equity Income (b)
2015	57,297	9.69	12.00	681,020	1.43	0.25	1.45	(11.10)	(10.11)
2014	53,046	10.90	13.35	702,542	1.66	0.25	1.45	2.44	3.73
2013	43,047	10.64	12.87	550,920	1.40	0.25	1.45	6.40	25.19
2012	16,745	10.24	10.28	171,465	1.07	0.25	0.45	12.90	13.22
2011	-	9.07	9.08	-	-	0.25	0.45	(9.30)	(9.20)
T. Rowe Price Health Sciences (b)
2015	22,800	15.35	24.29	403,635	-	0.25	1.45	7.57	8.87
2014	16,961	14.27	22.31	287,839	-	0.25	1.45	25.51	27.05
2013	249	11.37	17.56	4,368	-	0.25	1.45	13.70	45.73
2012	-	12.01	12.05	-	-	0.25	0.45	26.55	26.84
2011	-	9.49	9.50	-	-	0.25	0.45	(5.10)	(5.00)
T. Rowe Price Limited-Term Bond (b)
2015	41,584	8.79	9.02	367,141	1.17	0.25	1.45	(4.35)	(3.17)
2014	35,672	9.09	9.43	324,261	1.13	0.25	1.45	(3.97)	(2.86)
2013	42,322	9.37	9.82	396,813	1.70	0.25	1.45	(3.50)	(1.80)
2012	11,374	9.71	9.75	110,523	3.05	0.25	0.45	(1.12)	(0.81)
2011	-	9.82	9.83	-	-	0.25	0.45	(1.80)	(1.70)
Templeton Developing Markets VIP Fund
2015	8,244	6.89	11.58	87,637	2.50	0.25	1.45	(23.19)	(22.18)
2014	17,798	8.97	14.88	252,843	1.65	0.25	1.45	(12.40)	(11.32)
2013	12,888	10.24	16.78	214,456	0.81	0.25	1.45	(4.27)	2.40
2012	2,784	17.35	17.49	48,608	1.14	0.25	0.45	9.33	9.52
2011	2,230	15.87	15.97	35,612	0.71	0.25	0.45	(18.70)	(18.52)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Templeton Foreign VIP Fund
2015	13,310	8.55	13.77	179,598	4.33	0.25	1.45	(10.56)	(9.53)
2014	15,999	9.56	15.22	240,511	1.58	0.25	1.45	(15.02)	(13.96)
2013	6,966	11.25	17.69	121,959	0.56	0.25	1.45	12.50	19.04
2012	-	14.74	14.86	-	-	0.25	0.45	14.26	14.40
2011	-	12.90	12.99	-	-	0.25	0.45	(13.65)	(13.46)
Templeton Global Bond VIP Fund (b)
2015	29,121	8.94	9.40	269,242	6.67	0.25	1.45	(8.50)	(7.39)
2014	27,615	9.77	10.15	274,965	5.94	0.25	1.45	(2.59)	(1.36)
2013	3,718	10.03	10.29	37,887	3.74	0.25	1.45	(1.82)	0.30
2012	-	10.43	10.46	-	-	0.25	0.45	11.19	11.40
2011	-	9.38	9.39	-	-	0.25	0.45	(6.20)	(6.10)
Templeton Growth VIP Fund (b)
2015	-	9.33	10.71	-	-	0.25	1.45	(10.55)	(9.47)
2014	509	10.43	11.83	5,970	-	0.25	1.45	(7.04)	(5.89)
2013	-	11.22	12.57	-	-	0.25	1.45	12.20	26.59
2012	-	9.89	9.93	-	-	0.25	0.45	16.90	17.24
2011	-	8.46	8.47	-	-	0.25	0.45	(15.40)	(15.30)
Third Avenue Value (b)
2015	-	9.02	9.31	-	-	0.25	1.45	(12.93)	(11.84)
2014	-	10.36	10.56	-	-	0.25	1.45	(0.10)	1.05
2013	-	10.37	10.45	-	-	0.25	1.45	3.70	15.21
2012	-	9.04	9.07	-	-	0.25	0.45	22.99	23.23
2011	-	7.35	7.36	-	-	0.25	0.45	(26.50)	(26.40)
Transparent Value Directional Allocation VI (b)
2015	1,061	8.70	8.86	9,375	-	0.25	1.45	(7.05)	(5.84)
2014	1,030	9.36	9.41	9,685	-	0.25	1.45	(6.40)	(5.90)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Van Eck VIP Global Gold (b)
2015	2,892	5.09	5.71	15,592	-	0.25	1.45	(27.45)	(26.65)
2014	-	6.95	7.87	-	-	0.25	1.45	(10.16)	(9.00)
2013	-	7.66	8.76	-	-	0.25	1.45	(23.40)	(12.40)
Van Eck VIP Global Hard Assets (b)
2015	14,262	3.95	5.33	56,702	0.03	0.25	1.45	(36.55)	(35.65)
2014	13,366	6.16	8.40	82,249	-	0.25	1.45	(22.87)	(22.01)
2013	3,035	7.90	10.89	23,953	-	0.25	1.45	6.47	8.90
2012	-	7.42	7.44	-	-	0.25	0.45	(0.40)	(0.27)
2011	-	7.45	7.46	-	-	0.25	0.45	(25.50)	(25.40)
Virtus Equity Trend (b)(c)
2015	12,318	9.11	9.83	112,877	-	0.25	1.45	(13.32)	(12.15)
2014	3,019	10.51	11.19	32,834	0.24	0.25	1.45	(2.23)	(1.06)
2013	938	10.75	11.31	10,597	0.40	0.25	1.45	7.50	13.10
Virtus International Series (b)
2015	18,533	7.94	8.11	147,027	2.33	0.25	1.45	(14.36)	(13.36)
2014	18,155	9.18	9.47	166,564	5.26	0.25	1.45	(8.15)	(6.97)
2013	9,440	9.89	10.31	93,256	1.52	0.25	1.45	(1.10)	3.10
Virtus Multi-Sector Fixed Income Series (b)
2015	9,624	9.07	9.25	88,248	5.42	0.25	1.45	(5.61)	(4.40)
2014	943	9.51	9.80	8,972	5.08	0.25	1.45	(2.49)	(1.34)
2013	-	9.66	10.05	-	-	0.25	1.45	(3.40)	0.50
Virtus Real Estate Securities Series (b)
2015	13,361	11.06	11.15	147,884	1.43	0.25	1.45	(2.11)	(0.89)
2014	12,835	11.19	11.39	144,067	1.68	0.25	1.45	25.86	27.36
2013	2,495	8.80	9.05	21,922	1.42	0.25	1.45	(12.00)	(9.50)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

VY Clarion Global Real Estate Portfolio (b)
2015	434	9.86	10.32	4,371	1.35	0.25	1.45	(6.18)	(4.97)
2014	456	10.51	10.86	4,929	-	0.25	1.45	8.69	10.03
2013	-	9.67	9.87	-	-	0.25	1.45	(3.30)	(1.30)
VY Clarion Real Estate Portfolio (b)
2015	896	11.14	11.94	10,646	1.84	0.25	1.45	(1.68)	(0.50)
2014	-	11.33	12.00	-	-	0.25	1.45	24.10	25.52
2013	-	9.13	9.56	-	-	0.25	1.45	(8.70)	(4.40)
Wells Fargo International Equity VT (b)(c)
2015	-	9.26	9.60	-	-	0.25	1.45	(2.64)	(1.48)
2014	-	9.41	9.86	-	-	0.25	1.45	(9.46)	(8.31)
2013	-	10.30	10.89	-	-	0.25	1.45	8.90	15.64
2012	-	8.92	8.95	-	-	0.25	0.45	9.72	9.82
2011	-	8.13	8.15	-	-	0.25	0.45	(18.70)	(18.50)
Wells Fargo Omega Growth VT (b)(c)
2015	6,257	11.10	13.19	69,681	-	0.25	1.45	(3.06)	(1.93)
2014	7,641	11.45	13.45	90,848	-	0.25	1.45	(0.61)	0.60
2013	6,273	11.52	13.37	75,368	0.05	0.25	1.45	15.20	35.32
2012	1,638	9.84	9.88	16,174	-	0.25	0.45	16.31	16.65
2011	-	8.46	8.47	-	-	0.25	0.45	(15.40)	(15.30)
Wells Fargo Opportunity VT (c)
2015	266	10.59	13.12	3,430	0.53	0.25	1.45	(7.27)	(6.15)
2014	343	11.42	13.98	4,798	0.07	0.25	1.45	5.64	6.88
2013	333	10.81	13.08	4,355	-	0.25	1.45	8.10	26.50
2012	1,248	10.22	10.34	12,900	0.19	0.25	0.45	11.57	11.78
2011	-	9.16	9.25	-	-	0.25	0.45	(8.67)	(8.51)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Wells Fargo Small Cap Value VT (b)(c)
2015	505	8.79	9.23	4,625	0.33	0.25	1.45	(14.49)	(13.50)
2014	2,359	10.28	10.67	25,149	0.36	0.25	1.45	(0.10)	1.14
2013	2,315	10.29	10.55	24,412	0.60	0.25	1.45	2.90	11.17
2012	1,713	9.46	9.49	16,256	1.65	0.25	0.45	10.13	10.35
2011	-	8.59	8.60	-	-	0.25	0.45	(14.10)	(14.00)
Western Asset Variable Global High Yield Bond (b)
2015	-	8.62	8.76	-	-	0.25	1.45	(10.21)	(9.13)
2014	-	9.60	9.64	-	-	0.25	1.45	(5.79)	(4.65)
2013	-	10.09	10.19	-	-	0.25	1.45	0.90	1.90

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to the unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.  The disclosed range represents the lowest expense ratio to highest expense ratio, respectively.  Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

Variable Annuity Account A - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

PART C
OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) Financial Statements
The following financial statements are included in Part B of the Registration Statement: (1) the audited financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015; and (2) the audited financial statements of Variable Annuity Account A – EliteDesigns Variable Annuity and Elite Designs II Variable Annuity at December 31, 2015, and for each of the specified periods ended December 31, 2015 and 2014.
(b)	Exhibits
(1)	Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(c)
(2)	Not Applicable
(3)	(a)	Distribution Agreement(z)
(i)	Amendment 1 to Distribution Agreement(i)
(ii)	Amendment 2 to Distribution Agreement(l)
(b)	Marketing Organization Agreement(c)
(i)	Amendment to Marketing Organization Agreement –Anti‑Money Laundering Requirement(i)
(ii)	Amendment to Marketing Organization Agreement – Supervisory Fee(i)
(c)	Commission Schedule(ab)
(d)	Commission Schedule – EliteDesigns II(y)
(e)	Third Party Sales Agreement(f)
(4)	(a)	Individual Contract (Form FSB 242 (01-07))(i)
(b)	Individual Contract – Unisex (Form FSB 242 (01-07)U)(i)
(c)	Credit Enhancement Rider (Form FSB222 (7-02))(d)
(d)	Return of Premium or Contract Value Death Benefit Rider (Form FSB244 (1-07))(i)
(e)	TSA Endorsement (Form FSB202 R2‑97)(a)
(f)	IRA Endorsement (Form FSB203 R2‑97)(a)
(g)	Roth IRA Endorsement (Form FSB206 11‑97)(b)
(h)	Form of Individual Contract (Form FSB 254 (5-13))(x)
(i)	Form of Individual Contract – Unisex (Form FSB 254 (5-13)U)(x)
(5)	(a)	Individual Application (Form FSB 243 (6-07))(q)
(b)	Application Supplement (Form FSB 243 SUPP A (6-07))(q)
(c)	Application Supplement (Form FSB 243 SUPP B (6-07))(q)
(d)	Individual Application Form FSB243 (8-13) (ab)
(e)	Application Supplement Form FSB 243 SUPP A (2-11)(s)
(f)	Application Supplement Form FSB 243 SUPP B (2-11)(s)
(g)	Form of Individual Application (Form FSB 255 (5-13)(x)
(h)	Form of Application Supplement Form FSB 255 SUPP A (5-13)(x)
(i)	Form of Application Supplement Form FSB 255 SUPP B (5-13)(x)

(6)	(a)	Declaration and Certificate of Incorporation of First Security Benefit Life Insurance and Annuity Company of New York
(b)	Bylaws of First Security Benefit Life Insurance and Annuity Company of New York(ab)
(7)	Not Applicable
(8)	(a)	Participation Agreement – AIM(x)
(b)	Participation Agreement – AllianceBernstein(w)
(c)	Participation Agreement – ALPS (Ibbotson) (ab)
(d)	Participation Agreement – American Century(s)
(e)	Participation Agreement – American Funds(aa)
(f)	Participation Agreement – BlackRock(s)
(g)	Participation Agreement – DFA Investment Dimensions Group Inc. (Dimensional)
(h)	Participation Agreement – Dreyfus(x)
(i)	Participation Agreement – DWS(s)
(j)	Participation Agreement – Eaton Vance(aa)
(k)	Participation Agreement – Federated(w)
(l)	Participation Agreement – Fidelity(n)
(m)	Participation Agreement – Franklin/Templeton(ab)
(n)	Participation Agreement – Fred Alger(y)
(o)	Participation Agreement – Goldman Sachs(x)
(p)	Participation Agreement – ING(w)
(q)	Participation Agreement – Ivy(aa)
(r)	Participation Agreement – Janus Aspen Series(o)
(s)	Participation Agreement – JPMorgan(w)
(t)	Participation Agreement – Legg Mason(t)
(u)	Participation Agreement – Lord Abbett(s)
(v)	Participation Agreement – MFS(w)
(w)	Participation Agreement – Morgan Stanley
(x)	Participation Agreement – Neuberger Berman(f)
(y)	Participation Agreement – Northern Lights (7Twelve)(y)
(z)	Participation Agreement – Northern Lights (Adaptive Allocation)(w)
(aa)	Participation Agreement – Northern Lights (FormulaFolio)
(ab)	Participation Agreement – Northern Lights (Innealta)(w)
(ac)	Participation Agreement – Northern Lights (Power Income)(w)
(ad)	Participation Agreement – Northern Lights (Probabilities)(y)
(ae)	Participation Agreement – Northern Lights (TOPS)
(af)	Participation Agreement – Oppenheimer(s)
(ag)	Participation Agreement – Panorama (Oppenheimer)(s)
(ah)	Participation Agreement – PIMCO(u)
(ai)	Participation Agreement – Pioneer(w)
(aj)	Participation Agreement – Putnam(w)
(ak)	Participation Agreement – Rydex(r)
(al)	Participation Agreement – SBL Fund(aa)
(am)	Participation Agreement – SEI(aa)
(an)	Participation Agreement – T. Rowe Price(y)
(ao)	Participation Agreement – Transparent Value(ab)
(ap)	Participation Agreement – Third Avenue(s)
(aq)	Participation Agreement – Two Roads Shared Trust (Redwood)
(ar)	Participation Agreement – Van Eck(aa)

(as)	Participation Agreement – Vanguard
(at)	Participation Agreement – Virtus(y)
(au)	Participation Agreement – Wells Fargo(x)
(av)	Information Sharing Agreement – AIM(j)
(aw)	Information Sharing Agreement – Alps/Ibbotson(x)
(ax)	Information Sharing Agreement – American Century(j)
(ay)	Information Sharing Agreement – American Funds(aa)
(az)	Information Sharing Agreement – Direxion(k)
(ba)	Information Sharing Agreement – Dreyfus(j)
(bb)	Information Sharing Agreement – Fidelity(k)
(bc)	Information Sharing Agreement – Franklin/Templeton(p)
(bd)	Information Sharing Agreement – ING(x)
(be)	Information Sharing Agreement – Ivy(x)
(bf)	Information Sharing Agreement – Janus(g)
(bg)	Information Sharing Agreement – Legg Mason(p)
(bh)	Information Sharing Agreement – MFS(j)
(bi)	Information Sharing Agreement – Neuberger Berman(m)
(bj)	Information Sharing Agreement – Oppenheimer(j)
(bk)	Information Sharing Agreement – PIMCO(j)
(bl)	Information Sharing Agreement – Putnam(x)
(bm)	Information Sharing Agreement – Rydex(j)
(bn)	Information Sharing Agreement – SBL Fund(h)
(bo)	Information Sharing Agreement – T. Rowe(h)
(bp)	Information Sharing Agreement – Van Eck(x)
(bq)	Information Sharing Agreement – Wells Fargo(k)
(9)	Opinion of Counsel(ab)
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not Applicable
(12)	Not Applicable
(13)	Powers of Attorney of Stephen A. Crane, Wayne S. Diviney, John F. Guyot, Stephen R. Herbert, Michael P. Kiley, Anthony D. Minella, Roger S. Offermann, Barry G. Ward, Katherine P. White, and Douglas G. Wolff
(a)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33‑83240 (filed April 30, 1998).
(b)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33‑83240 (filed May 1, 2000).
(c)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed May 28, 2002).
(d)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑89236 (filed July 19, 2002).
(e)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-83240 (filed April 28, 2006).
(f)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2006).
(g)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 27, 2007).
(h)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).
(i)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).
(j)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 33-85592 (filed April 27, 2007).
(k)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).
(l)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-142084 (filed July 26, 2007).
(m)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 27, 2007).
(n)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2008).
(o)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2008).

(p)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2009).
(q)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2009).
(r)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2010).
(s)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 15, 2011).
(t)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 29, 2011).
(u)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 27, 2012).
(v)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142082 (filed October 19, 2012).
(w)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed December 28, 2012).
(x)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013).
(y)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed April 30, 2013).
(z)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑84159 (filed April 30, 2014).
(aa)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed April 30, 2014).
(ab)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed April 30, 2015).
Item 25.	Directors and Officers of the Depositor
Name and Principal Business Address	Positions and Offices with Depositor
Michael P. Kiley*	CEO and Chairman of the Board
Douglas G. Wolff*	President and Director
Peggy S. Avey 350 Park Avenue, 14th Floor New York, New York 10022	Assistant Vice President, Chief Administrative Officer, and Assistant Secretary
Stephen A. Crane 480 Park Avenue New York, NY 10022	Director
Wayne S. Diviney 9496 Bay Front Drive Norfolk, VA 23518	Director
Stephen R. Herbert 1100 Summer Street Stamford, CT 06905	Director
Katherine P. White 1035 5th Avenue, Apt. 14D New York, NY 10028	Director
John F. Guyot*	Senior Vice President, General Counsel, Secretary, and Director
Anthony D. Minella	Senior Vice President, Chief Investment Officer and Director
Roger S. Offermann*	Senior Vice President, Lead Actuary and Director
Barry G. Ward*	Senior Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer, and Director
Susan Lacey	Vice President and Controller
Jeanne R. Slusher*	Vice President and Auditor
Carmen R. Hill*	Second Vice President and Chief Compliance Officer
*Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant
The Depositor, First Security Benefit Life Insurance and Annuity Company of New York, is an indirect subsidiary of Sammons Enterprises, Inc.  The Registrant is a segregated asset account of First Security Benefit Life Insurance and Annuity Company of New York.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).  Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2015, are:
Name	Jurisdiction	Percent of Voting Securities Owned
100 N. Cresent Holdings LLC	DE	100%	by SBC Funding, LLC
100 N. Cresent LLC	DE	100%	by 100 N. Cresent Holdings LLC
1888 Fund, Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
1900 Capital, Inc.	DE	100%	by Compatriot Capital, Inc.
45-501,LLC	DE	100%	by FX Leasing, LLC
45-502, LLC	DE	100%	by FX Leasing, LLC
45-506, LLC	DE	100%	by FX Leasing, LLC
5180 CLO LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
9350 Civic Center Drive,LLC	DE	100%	by 9350 Civic Center JV, LLC
9350 Civic Center JV, LLC	DE	50%	by SBC Civic Center LLC
A24 Films, LLC	DE	35%	by SBC Funding, LLC
Accretive Asset Management LLC	WA	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
ACEI Holdco, LLC	DE	100%	by GPFT Holdco, LLC
ACEIG, LLC	DE	100%	by Guggenheim Capital Enterprises, LLC
ACS Holdings LLC	DE	100%	by Eldridge Equipment Finance LLC
ACS Nextant Holdings LLC	DE	100%	by Airborne Capital Solutions LTD
Advisor Research Center, LLC	MD	100%	by Rydex Fund Services, LLC
Adweek LLC	DE	100%	by Mediabistro Holdings LLC
AF V - VII entities	DE	100%	by Corporate Funding VI, LLC
AFSP Fund I Partners, LLC	DE	53.6%	by Compatriot Capital, Inc.
Airborne Capital Solutions LTD	CYM	66.7%	by ACS Holdings LLC
Aircraft Asset Holdings, LP	DE	24.2%	by Guggenheim Aviation Partners, LLC
Aircraft Management Company, LLC	DE	100%	by GPFT Holdco, LLC
AMC Investor Holdings LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Amicus Investors LLC	DE	75%	by Amicus Operating Partners LLC
Amicus Operating Partners LLC	DE	50%	by Compatriot Capital, Inc.
Anchorage G Holdings, LLC	AK	100%	by Guggenheim Life and Annuity Company
Ann Arbor City Apartments LLC	DE	50%	by Compatriot Capital, Inc.
		50%	by Village Green Holding LLC
Argus Portfolios Holdings Ltd.	CYM	0%	Mgmt. by Guggenheim Partners, LLC
Argus Portfolios SPC	CYM	100%	by Argus Portfolios Holdings Ltd.
ASG Mortgage Investors, LLC	DE	35.3%	by 1900 Capital, Inc.
Asheville Resolution Corporation	DE	100%	by Consolidated Investment Services, Inc.
Asset Consulting Group, LLC	DE	100%	by GWM Holdco, LLC
Auberge Resorts Collection Fund LP	DE	0%	Mgmt. by GRE ARCF GP LLC
Aureus Group, LLC	DE	29.9%	by Compatriot Capital, Inc.
Aurify Brands, LLC	NY	39.1%	by SBC Funding, LLC
BA Seattle Aviation, LLC	KS	100%	by Security Benefit Corporation
Ballinshire investment entities	DE	100%	by EL Funding, LLC
Bandera Strategic credit Partners II, L.P.	DE	0%	Mgmt. by GPIM Holdings VII, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
BCBG Max Azria Global Holdings, LLC	DE	40%	by Fashion Funding, LLC
BD-700-1A10 9147, LLC	DE	100%	by FX Leasing, LLC
Bennington Stark Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
BFC Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Billboard I, LLC	DE	100%	by PGM Entertainment Group LLC
Billboard IP Holdings LLC	DE	50%	by Billboard I, LLC
Bingham LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Biscay GSTF III, LLC	DE	100%	by GLAC Holdings, LLC
Black Cat Football, LLC	KS	100%	by Security Benefit Corporation
Bound Brook Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Briggs Construction Equipment, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Briggs Equipment Mexico, Inc.	DE	100%	by Briggs Equipment, Inc.
Briggs Equipment UK Limited	GBR	100%	by Briggs UK Holdings, Inc.
Briggs Equipment, Inc.	DE	100%	by Briggs International, Inc.
Briggs Equipment, S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Briggs International, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Briggs UK Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Cainhoy Land & Timber, LLC	DE	65.5%	by GC Parent Holdings, LLC
Caprock Funding entities	DE	100%	by LCLF investment entities
Carco Services, LLC	DE	100%	by Guggenheim Services, LLC
Cardamom RE HQ, LLC	DE	100%	by Security Benefit Corporation
CardCash Exchange, Inc.	DE	18.6%	by CardCash Holdings, LLC
CardCash Holdings, LLC	DE	87.5%	by SBC Funding, LLC
CCE Funding LLC	DE	100%	by Compatriot Capital, Inc.
CCI Historic, Inc.	DE	100%	by Compatriot Capital, Inc.
Cedar Springs (Cayman) Ltd.	CYM	100%	by Cedar Springs Capital Company, LLC
Cedar Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
CF-G Funding II, LLC	KS	100%	by Gennessee Insurance Agency, LLC
CF-G Funding III, LLC	KS	100%	by Gennessee Insurance Agency, LLC
CF-G Funding, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CH Funding, LLC	KS	100%	by Security Benefit Corporation
CH Kansas, LLC	KS	100%	by Security Benefit Corporation
Channel Capital Group Holdings, LLC	DE	38.3%	by Nominee Holding Company, LLC
Channel Capital Group LLC	DE	100%	by Channel Capital Group Holdings, LLC
Chelsea Creek Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Clear Spring Life Insurance Company	TX	100%	by Guggenheim Life and Annuity Company
CLIO Awards	DE	100%	by Mediabistro Holdings LLC
Cohen Financial Services (DE), LLC	DE	100%	by Pillar Financial, LLC
Community Investments, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Compatriot Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Concord Minutemen (Cayman) Ltd.	CYM	100%	by Concord Minutemen Capital Company, LLC
Concord Minutemen Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Consolidated Investment Services, Inc.	NV	100%	by Sammons Enterprises, Inc.
Controladora Briggs de Mexico S. de R.L. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Conway Capital, LLC	DE	100%	by Guggenheim Life and Annuity Company
Copper River CLO Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Corporate Funding V, LLC	DE	100%	by GPFT Holdco, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Corporate Funding VI, LLC	DE	100%	by GPFT Holdco, LLC
Corporate Funding VIII, LLC	DE	100%	by SL Funding, LLC
CP Aureus FSP, LP	DE	49.5%	by AFSP Fund I Partners, LLC
Crown Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Crown Point Funding (Cayman), Ltd.	CYM	100%	by Crown Point Capital Company, LLC
Dark Star Media LLC	DE	100%	by DS Funding LLC
DBI/ASG Mortgage Acquisition Fund I, LP	DE	55.4%	by 1900 Capital, Inc.
DCP Funding LLC	DE	13%	by DS dcp Holdings LLC
Deferred Compensation investment entities	DE	36-100%	by GC Deferred Compensation I, LLC
DLPG, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
DLSV 2015-1, LLC	KS	100%	by Security Benefit Corporation
DNBR Funding, LLC	KS	100%	by Dunbarre Insurance Agency, LLC
DS dcp Holdings LLC	DE	100%	by Dark Star Media LLC
DS Funding LLC	DE	100%	by EL Funding, LLC
DS Malecon Holdings LLC	DE	100%	by Dark Star Media LLC
DS MB Holdings LLC	DE	100%	by Dark Star Media LLC
DS PGM Holdings LLC	DE	100%	by Dark Star Media LLC
Dunbarre Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
E2M Fund II Holdco, LP	DE	47.8%	by Compatriot Capital, Inc.
		0%	Mgmt. by E2M General Partner II, LLC
E2M General Partner II, LLC	DE	17.4%	by Compatriot Capital, Inc.
E2M General Partner III, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Holdings, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Partners, LLC	DE	100%	by E2M Holdings, LLC
E2M Strategic Fund (Fund A), LP	DE	80.5%	by Compatriot Capital, Inc.
		0%	Mgmt. by E2M General Partner III, LLC
E2M/SRC Investment Company, LLC	DE	37%	by Compatriot Capital, Inc.
		60%	by E2M Fund II Holdco, LP
Edison IS Holdings, LLC	NJ	100%	by Guggenheim Insurance Services, LLC
EFC Holdings I, LLC	DE	100%	by GPFT Holdco, LLC
Efland Funding entities	DE	100%	by Elsmere Insurance Agency, LLC
Eiger Fund I, LP	DE	38.8%	by Compatriot Capital, Inc.
Eiger Partners, LP	DE	10%	by Compatriot Capital, Inc.
EL Funding, LLC	DE	100%	by SL Funding, LLC
Eldridge Business Services LLC	DE	99%	by EL Funding, LLC
Eldridge Equipment Finance LLC	DE	100%	by EL Funding, LLC
Eldridge Executive Services LLC	DE	99%	by EL Funding, LLC
Eldridge Services Inc.	DE	100%	by EL Funding, LLC
Elliott Bay Healthcare Realty Holdings LLC	DE	100%	by SBC Funding, LLC
Elliott Bay Healthcare Realty LLC	DE	100%	by Elliott Bay Healthcare Realty Holdings LLC
ELSL Funding entities	DE	100%	by Elsmere Insurance Agency, LLC
Elsmere Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
Energy Asset Holdings LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Enterhealth, LLC	TX	21.3%	by Sammons Capital, Inc.
Epic Preferred Hodlings LLC	DE	100%	by ACS Holdings LLC
EPL property holding entities	DE	100%	by Retail Investors III, LLC
EquiTrust Insurance Services, LLC	DE	100%	by Guggenheim Insurance Services, LLC
EquiTrust Manager, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Eventine Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Everest Fuel Management, LLC	DE	100%	by Flight Options Holdings, Inc.
Fashion Funding, LLC	DE	100%	by GLAC Holdings, LLC
Fifth Ave GSTF II, LLC	DE	100%	by GLAC Holdings, LLC
Film Expo Group LLC	DE	100%	by Mediabistro Holdings LLC
First Security Benefit Life Insurance and Annuity Company of New York	NY	100%	by Security Benefit Corporation
FlexJet, LLC	DE	100%	by One Sky Flight, LLC
Flight Options Holdings Inc.	DE	18%	by Epic Preferred Holdings LLC
Flight Options, LLC	DE	100%	by One Sky Flight, LLC
FMF Peakview LLC	DE	80%	by Guggenheim Plus Leveraged LLC
Forklift Operations de Mexico, S.A. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
Forrestal Portfolios, LLC	DE	100%	by Moore's Creek Capital Corporation
Four Six Four Aircraft ABC LLC	DE	100%	by Four Six Four Aircraft LLC
Four Six Four Aircraft LLC	DE	100%	by EL Funding, LLC
Franklin Park (Cyprus) Limited	CYP	100%	by GGIC IIP Holdings LP
Franklin Park India, LLC	DE	100%	by Infrastructure India Plc
Franklin Park Management, LLC	DE	100%	by GGIC, Ltd.
FX Leasing, LLC	DE	100%	by Airborne Capital Solutions LTD
G650 2014 Holdings, LLC	DE	100%	by Guggenheim Aircraft Opportunity Master Fund, LP
GAIF II Aviation asset holding companies	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II Aviation U.S. Source asset holding companies	DE	100%	by GAIF II U.S. Source Fund, LP
GAIF II FF Feeder Fund, L.P.	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II Services Group, LLC	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II U.S. Source Blocker, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Fund, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Services Group, LLC	DE	100%	by GAIF II U.S. Source Fund, LP
GAOMF S/N 20272, LLC	DE	100%	by Guggenheim Aircraft Opportunity Master Fund, LP
GASG Co-Investor Fund I, LP	DE	50%	by 1900 Capital, Inc.
GC Deferred Compensation I, LLC	DE	100%	by Guggenheim Capital, LLC
GC Deferred Compensation Offshore, Ltd.	CYM	100%	by Guggenheim Capital International, Ltd.
GC Maple Leaf, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GC New York, LLC	DE	99.5%	by GC Parent Holdings, LLC
GC Orpheus Investors, LLC	DE	20.2%	by Guggenheim Partners, LLC
GC Parent Holdings, LLC	DE	100%	by Guggenheim Capital, LLC
GC Pilar Golf Investment, LLC	DE	100%	by GC Parent Holdings, LLC
GC Repo, LLC	DE	100%	by Guggenheim Partners, LLC
GC VIE Manager, LLC	DE	99.5%	by Guggenheim Partners, LLC
GDCP Member, LLC	DE	100%	by Guggenheim Corporate Funding, LLC
GDP property holding entities	DE	100%	by Guggenheim Development Partners, Inc.
GDP-Pilara Lotes, LLC	DE	100%	by GC Parent Holdings, LLC
Generation Financial Group, LLC	DE	50%	by JLx3, LLC
		50%	by Guggenheim Partners, LLC
Generation Mortgage Company, LLC f/k/a Generation Mortgage Company	CA	100%	by GFMH, LLC
Gennessee Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
GFMH, LLC f/k/a Generation Financial Mortgage, LLC	DE	83.3%	by GPFT Holdco, LLC
		12.9%	by Generation Financial Group, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
GFP Green Inc.	CYM	100%	by GGIC, Ltd.
GFP Peru Dunas Holdings, Inc.	CYM	100%	by GGIC, Ltd.
GFP Wind Holdings, LLC	DE	100%	by Franklin Park Management, LLC
GFPIC, L.P.	CYM	34.5%	by GFPID, LLC
GFPID, LLC	DE	40%	by GC Parent Holdings, LLC
GFS Funds Public Limited Company	IRL	0%	Mgmt. by GFS Management (Ireland) Limited
GFS Management (Ireland) Limited	IRL	100%	by Guggenheim Fund Solutions, LLC
GFS MAP (Ireland) entities	IRL	0%	Mgmt. by Guggenheim Fund Solutions, LLC
GFS MAP (U.S.) entities	DE	0%	Mgmt. by Guggenheim Fund Solutions, LLC
GFS UCITS Fund Public Limited Compnay	IRL	0%	Mgmt. by GFS Management (Ireland) Limited
GGIC Greenbacker Funding Ltd.	CYM	100%	by GGIC, Ltd.
GGIC IIP Holdings LP	CYM	100%	by GGIC, Ltd.
		0%	Mgmt. by GGIC IIP Holdings Ltd.
GGIC IIP Holdings Ltd.	CYM	100%	by GGIC, Ltd.
GGIC KTI Holdings, Ltd.	CYM	100%	by GGIC, Ltd.
GGIC Manager, LLC	DE	100%	by GGIC, Ltd.
GGIC, Ltd.	GGY	100%	by GFPIC, L.P.
GGT Diversified Alpha Cayman Funds	CYM	0%	Mgmt. by GGT GP LLC
GGT Diversified Alpha Fund LLC	DE	0%	Mgmt. by GGT Manager LLC
GGT Global Opportunities Master Fund (Cayman) LP	CYM	0%	Mgmt. by GGT GP LLC
GGT GP LLC	DE	100%	by GGT Manager LLC
GGT Long/Short Diversified Equity Master Fund (Cayman) LP	CYM	0%	Mgmt. by GGT GP LLC
GGT Manager LLC	DE	100%	by Guggenheim Holdings, LLC
GGT Trading Delaware LLC	DE	0%	Mgmt. by GGT GP LLC
GI Holdco II LLC	DE	100%	by Guggenheim Partners, LLC
GI Holdco II Sub LLC	DE	100%	by GI Holdco II LLC
GI Holdco LLC	DE	100%	by GI Holdco II LLC
GIA Asia Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIA Europe Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIFS (Cayman) Ltd.	CYM	100%	by GIFS Capital Company, LLC
GIFS Capital Company, LLC	DE	100%	by Relationship Funding Company, LLC
Gila Bend Power Partners, LLC	DE	50%	by Sammons Power Development, Inc.
GIM GP Ltd.	CYM	100%	by Guggenheim Partners Investment Mgmt., LLC
GIS Adminitrative Services, LLC	DE	100%	by Guggenheim Insurance Services, LLC
GIV-X 4330, LLC	DE	100%	by FX Leasing, LLC
GIV-X 4332, LLC	DE	100%	by FX Leasing, LLC
GIV-X 4334, LLC	DE	100%	by FX Leasing, LLC
GLAC GBM Investco, LLC	DE	100%	by Guggenheim Life and Annuity Company
GLAC Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Global 6000 9568 Limited LDC	CYM	50%	by GX 9568 Holdings I, LLC
		50%	by GX 9568 Holdings II, LLC
GM property holding companies	DE	100%	by Retail Investors III, LLC
GMI GPIM, LLC	DE	100%	by Guggenheim Manager, Inc.
GMI GPIMH, LLC	DE	100%	by Guggenheim Manager, Inc.
GN Fund I, LLC	FL	100%	by Guggenheim Nicklaus Partners, LLC
GN property holding entities	DE	100%	by Guggenheim Nicklaus Partners, LLC
GNP property holding entities	DE	100%	by Guggenheim-Nicklaus Fund I, Ltd.

Name	Jurisdiction	Percent of Voting Securities Owned
GP Feeder Fund Management, LLC	DE	100%	by GWM Holdco, LLC
GP Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
GP India Opportunities Feeder Fund, LP	CYM	0%	Mgmt. by Guggenheim Partners India GP, LLC
GPAM Holdings II, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings IV, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPBLK, Inc.	DE	100%	by GP Holdco, LLC
GPC Portfolio Companies	DE	0%	Mgmt. by Guggenheim Advisors, LLC
GPFT Holdco, LLC	DE	100%	by GP Holdco, LLC
GPI Ventures, LLC	DE	100%	by Asheville Resolution Corporation
GPI3, LLC	DE	0%	Mgmt. by TEK Financial, LLC
GPIM Holdings V, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPIM Holdings VI, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPIM Holdings VII, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPIM Holdings VIII, Ltd.	CYM	100%	by Guggenheim Partners Investment Mgmt., LLC
GPIMH Sub, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPM Center Court, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
GRE ARCF GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRE Net Lease property holding companies	DE	67-100%	by Guggenheim Real Estate Investment Trust
		0%	Mgmt. by Guggenheim Real Estate Investment Trust
GRE property holding companies	DE	80-100%	by Guggenheim Plus Leveraged LLC
GRE U.S. Property Fund GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRE U.S. Property Fund LP	DE	0%	Mgmt. by GRES GP LLC
Great Bridge Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Green Lane CLO Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
GREI GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRES GP LLC	DE	100%	by Guggenheim Trust Company LLC
GS Gamma Advisors, LLC	DE	50%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GS Gamma Investments, LLC	DE	0%	Mgmt. by GS Gamma Mgmt., LLC
GS Gamma Management, LLC	DE	50%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GSA Manager LLC	DE	100%	by GGT Manager LLC
GSA OPH LLC	DE	0%	Mgmt. by GSA Manager LLC
GSFI, LLC	DE	70%	by Guggenheim Partners, LLC
		30%	by JLx3, LLC
GTVI Partners, LLC	DE	44.4%	by Guggenheim Venture Partners, LLC
Guggenheim Access Funds	DE	0%	Mgmt. by GP Feeder Fund Management, LLC
Guggenheim Advisors (Cayman) Ltd.	CYM	100%	by Guggenheim Advisors, LLC
Guggenheim Advisors Funds	CYM	0%	Mgmt. by Guggenheim Advisors, LLC
Guggenheim Advisors, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim Aircraft Opportunity Fund, LP	DE	0%	Mgmt. by Guggenheim Aircraft Opportunity GP, LLC
Guggenheim Aircraft Opportunity GP, LLC	DE	100%	by Guggenheim Partners Investment Management, LLC
Guggenheim Aircraft Opportunity Master Fund, LP	DE	0%	Mgmt. by Guggenheim Aircraft Opportunity GP, LLC
Guggenheim Alpha Solutions Fund, LLC	DE	0%	Mgmt. by GPIM Holdings V, LLC
Guggenheim Alpha Solutions Fund, Ltd.	CYM	0%	Mgmt. by GPIM Holdings V, LLC
Guggenheim Alternative Asset Management, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Apsley Fund, L.P.	CYM	0%	Mgmt. by Guggenheim Apsley Holdings, LLC
Guggenheim Apsley Holdings, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Aviation GAP Holdco, LLC	DE	100%	by Guggenheim Aviation Partners, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Aviation GM Holdco, LLC	DE	100%	by Guggenheim Manager, Inc.
Guggenheim Aviation GP Holdco, LLC	DE	100%	by Guggenheim Partners, LLC
Guggenheim Aviation Investment Fund II, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
Guggenheim Aviation Offshore Investment Fund II, L.P.	CYM	0%	Mgmt. by Guggenheim Aviation Services II, Ltd.
Guggenheim Aviation Partners Limited	GBR	100%	by Guggenheim Capital, LLC
Guggenheim Aviation Partners, LLC	DE	59.5%	by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, LLP	DE	50.7%	by Aircraft Asset Holdings, LP
		39.5%	by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim CA, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Capital Enterprises, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Capital International, Ltd.	CYM	100%	by GC Parent Holdings, LLC
Guggenheim Capital Management (Asia) Private Limited	IND	99%	by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Capital, LLC	DE	35.2%	by SAGE Assets, Inc.
Guggenheim Commercial Real Estate Finance (CA), Inc.	DE	100%	by Guggenheim Commercial Real Estate Finance, LLC
Guggenheim Commercial Real Estate Finance, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Concinnity Capital Stewardship Fund, LLC	DE	0%	Mgmt. by GPIM Holdings VI, LLC
Guggenheim Concinnity Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Concourse L.P.	DE	99.9%	by Guggenheim Plus Leveraged LLC
Guggenheim Concourse GP LLC	DE	100%	by Guggenheim Plus Leveraged LLC
Guggenheim Corporate Funding, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Credit Services, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Development Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Guggenheim Digital Media, LLC	DE	100%	by GI Holdco II LLC
Guggenheim Disbursement Agent, LLC	DE	100%	by Guggenheim Services, LLC
Guggenheim Energy LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Energy Opportunities Fund, LP	DE	0%	Mgmt. by Guggenheim Energy LLC
Guggenheim Energy Opportunities Leveraged Fund, LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Enhanced Income Fund, LLC	DE	0%	Mgmt. by GPIM Holdings VI, LLC
Guggenheim Fund Solutions, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Funds Distributors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Investment Advisors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Services Holdings, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Funds Services, LLC	DE	100%	by Guggenheim Funds Services Holdings, LLC
Guggenheim GGT (Swiss) Gmbh	CH	100%	by Guggenheim Global Trading, LLC
Guggenheim Global Investments Public Limited Company	IRL	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Global Trading, LLC	DE	99.5%	by Guggenheim Manager Holdco, LLC
Guggenheim Golf Properties Investor, LLC	DE	99.5%	by GC Parent Holdings, LLC
Guggenheim High Yield Plus Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Holdco Sub II, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Holdco Sub, LLC	DE	100%	by Guggenheim Insurance Services, LLC
Guggenheim Holdings, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Insurance Holdco, LLC	DE	100%	by GPFT Holdco, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Insurance Services, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Guggenheim International, LLC	DE	100%	by Guggenheim Corporate Funding, LLC
Guggenheim Investment Advisors (Europe) Limited	GBR	100%	by GIA Europe Holdings, Ltd.
Guggenheim Investment Advisors (Hong Kong) Limited	HKG	100%	by GIA Asia Holdings, Ltd.
Guggenheim Investment Advisors, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investor Services, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investors Fund LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim KBBO Partners Limited	Dubai	50%	by Links Holdings LLC
Guggenheim Knights of Security, LLC	DE	100%	by Guggenheim Partners, LLC
Guggenheim Life 1099 Reporting Company, LLC	DE	100%	by Guggenheim Life and Annuity Company
Guggenheim Life and Annuity Company	DE	100%	by GLAC Holdings, LLC
Guggenheim Loan Agent, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Loan Services Company, Inc.	CA	100%	by Guggenheim Loan Services Company, LLC
Guggenheim Loan Services Company, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Management, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim Manager Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Manager, Inc.	DE	100%	by Guggenheim Capital, LLC
Guggenheim Media, LLC	DE	100%	by GI Holdco II LLC
Guggenheim Mortgage Capital, LLC	DE	80%	by Liberty Hampshire Holdings, LLC
Guggenheim Nicklaus Partners, LLC	DE	70%	by GC Parent Holdings, LLC
Guggenheim Partners Advisory Company	SD	100%	by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund GP, L.L.C.	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund, L.P.	DE	0%	Mgmt. by Guggenheim Partners Covered Call Fund GP, L.L.C.
Guggenheim Partners Europe Limited	IRL	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners India GP, LLC	DE	67%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Partners India Limited (Cayman)	CYM	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Management, LLC	DE	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners Investment Management Holdings, LLC	DE	99.5%	by GI Holdco LLC
Guggenheim Partners Investment Management, LLC	DE	99.9%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners Japan, Ltd.	JPN	100%	by Links Holdings LLC
Guggenheim Partners London Premises Limited	UK	100%	by Guggenheim Capital, LLC
Guggenheim Partners Mauritius I, Ltd.	MUS	100%	by Guggenheim Partners India Limited (Cayman)
Guggenheim Partners Mauritius II, Ltd.	MUS	100%	by Guggenheim Partners Mauritius I, Ltd.
Guggenheim Partners Opportunistic Investment Grade Securities Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Partners, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Payroll Agent, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Plus Acquisition LLC	DE	100%	by Guggenheim Plus Leveraged LLC
Guggenheim Plus GP LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II GP, LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II L.P.	DE	0%	Mgmt. by Guggenheim Plus II GP, LLC
Guggenheim Plus L.P.	DE	0%	Mgmt. by Guggenheim Plus GP LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Plus Leveraged LLC	DE	60.7%	by Guggenheim Real Estate Investment Trust
		18.6%	by Guggenheim Real Estate PLUS Trust
		20.7%	by Guggenheim Plus L.P.
		0%	Mgmt. by Guggenheim Trust Company LLC
Guggenheim Premises I, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Private Debt Fund Managing Member, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Private Debt Funds	DE	0%	Mgmt. by Guggenheim Private Debt Fund Managing Member, LLC
Guggenheim Proprietary Investor investment entities	CYM	100%	by GC Deferred Compensation Offshore, Ltd.
Guggenheim Real Estate International Fund L.P.	CYM	0%	Mgmt. by GREI GP LLC
Guggenheim Real Estate Investment Trust	MA	0%	Mgmt. by Guggenheim Trust Company LLC
Guggenheim Real Estate LLC	DE	99.5%	by GPFT Holdco, LLC
Guggenheim Real Estate PLUS Trust	SD	0%	Mgmt. by Guggenheim Trust Company LLC
Guggenheim Receivable Financing, LLC	DE	100%	by Guggenheim Services, LLC
Guggenheim Retail Real Estate Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Guggenheim SBC Holdings, LLC	DE	0%	Mgmt. by Guggenheim Knights of Security, LLC
Guggenheim Securities Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Securities International Ltd	UK	100%	by Links Holdings LLC
Guggenheim Securities, LLC	DE	100%	by Links Holdings LLC
Guggenheim Services, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Specialized Products, LLC	DE	100%	by Security Investors, LLC
Guggenheim Stella Multi-Strategy Fund, LP	DE	100%	by Guggenheim Strategic Fund Management, LLC
Guggenheim Strategic Fund Management, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Strategy Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Technology Ventures I, L.P.	DE	0%	Mgmt. by GTVI Partners, LLC
Guggenheim Transparent Value, LLC	DE	99.5%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Treasury Services (Europe) Limited	GBR	100%	by Liberty Hampshire International Limited
Guggenheim Treasury Services Corporation (N.Y.)	DE	100%	by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services International Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services, LLC	DE	100%	by Liberty Hampshire Holdings, LLC
Guggenheim Trust Assets, LLC	DE	100%	by Guggenheim Securities, LLC
Guggenheim Trust Company LLC	SD	99.5%	by Guggenheim Partners, LLC
Guggenheim Venture Partners, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim-meZocliq Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim-Nicklaus Fund I, Ltd.	FL	89.5%	by Guggenheim Golf Properties Investor, LLC
GW Ocean, LLC	DE	50%	by Guggenheim Partners Investment Mgmt., LLC
GWM Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
GX 9568 Holdings I, LLC	DE	0%	Mgmt. by Guggenheim Aircraft Opportunity Master Fund, LP
GX 9568 Holdings II, LLC	DE	0%	Mgmt. by Guggenheim Aircraft Opportunity Master Fund, LP
Heights 2, LLC d/b/a WSGEV Holdings, LP	DE	100%	by Compatriot Capital, Inc.
Herakles Investments, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Hesa GSTF V, LLC	DE	100%	by GLAC Holdings, LLC
HHEP-DirecPath, LP	DE	25%	by Sammons Capital, Inc.
HHEP-Directional, LP	DE	24.9%	by Sammons Capital, Inc.
HHEP-Latrobe, LP	DE	24.9%	by Sammons Capital, Inc.
Highland Peak investment entities	DE	100%	by EL Funding, LLC
IDF I and II investment entities	DE	100%	by Guggenheim Life and Annuity Company

Name	Jurisdiction	Percent of Voting Securities Owned
IDF investment entities	DE	100%	by Security Benefit Life Insurance Company
Infrastructure India Plc	DE	100%	by Franklin Park (Cyprus) Limited
Internet Radio Funding, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
IPEX LLC	DE	100%	by Generation Financial Group, LLC
IPEX Services, LLC	DE	100%	by IPEX LLC
Iron Hill CLO Limited	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Jasmine Asset Funding Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Java Acquisition Company property holding entities	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
JHCCI Leasing LLC	DE	50%	by Compatriot Capital, Inc.
JL property holding entities	DE	100%	by Retail Investors III, LLC
JLB 2728 Cedar Springs, LP	TX	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLB 99 West Paces Ferry LLC	TX	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLB BUILDERS LLC	TX	100%	by JLB Partners LLC
JLB Center Street, LP	TX	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLB Fitzhugh, LP	TX	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLB McLean LLC	DE	39%	by Compatriot Capital, Inc.
		21.9%	by JLB McLean Partners LP
JLB McLean Partners LP	DE	65.7%	by JLB Partners LLC
JLB Partners LLC	DE	30%	by Compatriot Capital, Inc.
JLB Poncey LLC	GA	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLB REALTY LLC	TX	100%	by JLB Partners LLC
JLB RESIDENTIAL LLC	TX	100%	by JLB Partners LLC
JLB Stafford Land LP	TX	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLB Winhall, LP	TX	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLI property holding entities	DE	100%	by Retail Investors III, LLC
JLx3, LLC	DE	61.1%	by Guggenheim Partners, LLC
Juneau IS Holdings, LLC	AK	100%	by Guggenheim Insurance Services, LLC
KDC Holdings, LLC	DE	50%	by E2M/SRC Investment Company, LLC
Kemps Landing Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Kennecott Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
KHCN LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
King Tech Holdings Ltd.	CYM	100%	by GGIC KTI Holdings, Ltd.
King Tech International, Ltd.	CYM	100%	by King Tech Holdings Ltd.
Kitts Hill Funding entities	DE	100%	by LSFC entities
KLD Funding, LLC	DE	100%	by The Liberty Hampshire Company, LLC
LCLF investment entities	DE	100%	by Corporate Funding V, LLC
Legacy Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Lexington Parker (Cayman) Ltd.	CYM	100%	by Lexington Parker Capital Company, L.L.C.
Lexington Parker Capital Company, L.L.C.	DE	100%	by The Liberty Hampshire Company, LLC
Liberty Hampshire Holdings, LLC	DE	99.5%	by Guggenheim Capital, LLC
Links Holdings LLC	DE	99.5%	by Guggenheim Partners, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Links Holdings, Inc.	DE	100%	by Guggenheim Partners, LLC
Lionel Holdings, LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
Longhorn Trail Ranch II, Ltd.	TX	40%	by Compatriot Capital, Inc.
LS Mc Kinney 707-01, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
LSB Funding LLC	DE	100%	by LSBF Holdings LLC
LSFC entities	DE	100%	by AF V - VII entities
Magma WCFF II Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Malecon Entertainment LLC	DE	50%	by DS Malecon Holdings LLC
Maranon Capital, LP	DE	35%	by SBC Funding, LLC
Maranon Senior Credit IV, LLC	KS	100%	by Security Benefit Corporation
MB Group Holdings LLC	DE	100%	by DS MB Holdings LLC
Mediabistro Holdings LLC	NY	100%	by MB Group Holdings
Mexcolift Servicios de Personnel S. de R.L. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
meZocliq LLC	DE	45.8%	by Guggenheim-meZocliq Holdings, LLC
MF Master Seed Co, LLC	DE	100%	by SBC Funding, LLC
MF Seed Co., LLC	DE	100%	by MF Master Seed Co, LLC
Midland National Life Insurance Company	IA	100%	by Sammons Financial Group, Inc.
Midland National Services Corporation, LLC	DE	100%	by Midland National Life Insurance Company
Minerva Funding LLC	DE	100%	by Guggenheim Life and Annuity Company
Minerva Holdings Ltd.	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Minerva Holdings, LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
MNL Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Montacargas Yale, de Mexico S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Monterra investment entities	DE	100%	by EL Funding, LLC
Moore's Creek Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Morrow Park City Apartments LLC	DE	65.7%	by VG Morrow Park Capital LLC
N318MM, LLC	KS	50%	by Security Benefit Corporation
NC property holding entities	DE	100%	by Retail Investors III, LLC
Nextant Aircraft 9017, LLC	OH	100%	by Nextant Aircraft, LLC
Nextant Aircraft 9054, LLC	OH	100%	by Nextant Aircraft, LLC
Nextant Aircraft, LLC	OH	100%	by ACS Nextant Holdings LLC
NF - GPIM, LLC	KS	100%	by Security Benefit Corporation
Nominee Holding Company, LLC	DE	100%	by GPFT Holdco, LLC
North American Company for Life and Health Insurance	IA	100%	by Sammons Financial Group, Inc.
Note Funding 1892, LLC	KS	100%	by Security Benefit Corporation
Note funding 1892-2, LLC	KS	100%	by Security Benefit Corporation
Note Funding II, LLC	KS	100%	by Security Benefit Corporation
Note Funding OHA II, LLC	KS	100%	by Security Benefit Corporation
Note Funding OHA, LLC	KS	100%	by Security Benefit Corporation
Note Funding, LLC	KS	100%	by Security Benefit Corporation
NZC Guggenheim Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
NZCG Feeder 1, L.P.	CYM	0%	Mgmt. by GPIM Holdings VIII, Ltd.
NZCG Funding	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
One Sky Flight, LLC	DE	100%	by Flight Options Holdings, Inc.
Optimus Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
OR property holding entities	DE	100%	by Retail Investors III, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Orpheus Funding, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Orpheus Holdings, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Otter, Inc.	OK	100%	by Sammons Power Development, Inc.
Padfield AH, LLC	DE	100%	by SL Funding, LLC
Paragon GBM Investco, LLC	DE	100%	by Paragon Life Insurance Company of Indiana
Paragon Life Insurance Company of Indiana	IN	100%	by PLIC Holdings, LLC
Parkway Mortgage, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Pathfinder Conservation Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Pathfinder Renewable Wind Energy, LLC	WY	35.3%	by Sammons Power Development, Inc.
PC-12/47E 1525, LLC	DE	100%	by SA Leasing, LLC
PC-12/47E 1533, LLC	DE	100%	by SA Leasing, LLC
PD Holdings LLC	DE	100%	by SBC Funding, LLC
PGM Entertainment Group LLC	DE	100%	by Prometheus Global Media, LLC
PGM-MG Holdings LLC	DE	100%	by Mediabistro Holdings LLC
Pilar Holdings, LLC	FL	88.4%	by GC Pilar Golf Investment, LLC
Pilara Lotes II, LLC	DE	100%	by GC Deferred Compensation I, LLC
Pillar Capital Finance, LLC	DE	100%	by Pillar Financial, LLC
Pillar Financial, LLC	DE	19.6%	by GPFT Holdco, LLC
Pillar Multifamily, LLC	DE	100%	by Pillar Financial, LLC
PLIC Holdings, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Primary issue Anchor Separate Account LLC	DE	100%	by EL Funding, LLC
Prometheus Global Media Holdings, LLC	DE	60%	by DS PGM Holdings LLC
Property Disposition, Inc.	DE	100%	by Sammons Financial Group, Inc.
RC property holding entities	DE	100%	by Retail Investors III, LLC
Relationship Funding (Cayman) Ltd.	CYM	100%	by The Liberty Hampshire Company, LLC
Relationship Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Replay Technology Funding, LLC	DE	100%	by SBC Funding, LLC
Retail Investors I, LLC	DE	49%	by Stonefire Investors, LLC
		51%	by Stonebridge Investors I, LLC
Retail Investors III, LLC	DE	99.5%	by Guggenheim Life and Annuity Company
		0%	Mgmt. by Stonebridge Investors III, LLC
RHDFJ Partners, LP	TX	50%	by JLB Partners LLC
		50%	by Compatriot Capital, Inc.
Ridgefield Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
RTF Holdings LLC	DE	68.8%	by ACEI Holdco, LLC
Rydex Fund Services, LLC	KS	100%	by Rydex Holdings, LLC
Rydex Holdings, LLC	KS	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
SA Leasing, LLC	DE	100%	by Airborne Capital Solutions LTD
Saadiyat GSTF IV, LLC	DE	100%	by GLAC Holdings, LLC
Saganaw Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
SAGE Assets, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
SAILES 2, LLC	DE	100%	by SAILES 2-0, LLC
SAILES 2-0, LLC	DE	100%	by Security Benefit Life Insurance Company
Sammons BW, Inc.	DE	100%	by Sammons Distribution Holdings, Inc.
Sammons Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Corporation	DE	100%	by Consolidated Investment Services, Inc.
Sammons Distribution Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Enterprises, Inc.	DE	100%	by Sammons Enterprises, Inc. ESOT
Sammons Equity Alliance, Inc.	DE	100%	by Consolidated Investment Services, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
Sammons Financial Group, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Financial Network, LLC	DE	100%	by Sammons Securities, Inc.
Sammons Power Development, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Retirement Solutions, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sammons Securities, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sands Point Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Sandy Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Saratoga (Cayman) Ltd.	CYM	100%	by The Liberty Hampshire Company, LLC
Saratoga Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Saxondale Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
SB Carco Holdings, LLC	KS	100%	by Security Benefit Corporation
SB Carco, LLC	KS	100%	by SB Carco Holdings, LLC
SB Custody, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SB Directional Aviation LLC	DE	100%	by SBC Funding, LLC
SB I property holding entities	DE	100%	by Retail Investors I, LLC
SB II property holding entities	DE	100%	by Retail Investors I, LLC
SB Private Investments, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SB property holding entities	DE	100%	by Retail Investors III, LLC
SB real estate holding entities	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
SBC Civic Center LLC	DE	100%	by SBC Funding, LLC
SBC Funding II, LLC	KS	100%	by EL Funding, LLC
SBC Funding, LLC	KS	100%	by Monterra Investment entities
SBC Investors LLC	DE	0%	Mgmt. by Guggenheim Knights of Security, LLC
SBL Holdings, Inc.	KS	100%	by Security Benefit Corporation
SBTree, Inc.	DE	100%	by Guggenheim Partners, LLC
Scottwell Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
se2 Holdco, LLC	KS	100%	by Security Benefit Corporation
se2 Holdings, Inc.	KS	93.2%	by se2 Holdco, LLC
se2 Holdings, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
se2, LLC	KS	100%	by se2 Holdings, Inc.
Se2Information Services Ireland Limited	Ireland	100%	by se2 Holdings, Inc.
SecBen GBM Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100%	by Security Benefit Corporation
Security Benefit Asset Management Holdings, LLC	KS	100%	by GI Holdco II LLC
Security Benefit Business Services, LLC	KS	100%	by Security Benefit Corporation
Security Benefit Corporation	KS	100%	by Guggenheim SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100%	by Security Benefit Corporation
Security Distributors, Inc.	KS	100%	by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100%	by Security Benefit Corporation
Security Investors, LLC	KS	100%	by Rydex Holdings, LLC
Sentient Holdings, LLC	DE	100%	by One Sky Flight, LLC
Sentient Jet Charter, LLC	DE	100%	by Sentient Holdings, LLC
Sentient Jet, LLC	DE	100%	by Sentient Holdings, LLC
Sentry Funding entities	DE	100%	by Saganaw Insurance Agency, LLC
Seven Sticks CLO Ltd.	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Seven Sticks, LLC	SC	100%	by Cainhoy Land & Timber, LLC
SFVII GP, LLC	DE	100%	by Guggenheim Fund Solutions, LLC
SIA Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Sibella Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
Sifton Road Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
Ski Partners II, LLC	DE	32.8%	by Compatriot Capital, Inc.
Ski Partners, LLC	DE	32.7%	by Compatriot Capital, Inc.
SL Funding, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
Slate Rock, LLC	DE	0%	Mgmt. by Guggenheim Securities Holdings, LLC
Slauson Investors LLC	DE	96%	by Guggenheim Plus Leveraged LLC
SLBCA Holding LLC	DE	50%	by CCI Historic, Inc.
		50%	by Village Green Holding LLC
SLF II-McCarty Investors II, LP	TX	69.5%	by Compatriot Capital, Inc.
SLF II-McCarty Investors, LP	TX	22%	by Compatriot Capital, Inc.
Sojourn Aviation Company, LLC	DE	100%	by Flight Options Holdings, Inc.
Solberg Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Soo Line Building City Apartments LLC	DE	85%	by SLBCA Holding LLC
South Blacktree Agency, LLC	DE	100%	by SBTree, Inc.
SRI Ventures, LLC	DE	100%	by Compatriot Capital, Inc.
Stellar Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Stone Secured investment entities	DE	100%	by EL Funding, LLC
Stonebriar Commercial Finance LLC	DE	100%	by Stonebriar Finance Holdings LLC
Stonebriar Finance Holdings LLC	DE	93.9%	by Stonebriar Holdings LLC
Stonebriar Holdings LLC	DE	100%	by Eldridge Equipment Finance LLC
Stonebriar IFH LLC	DE	100%	by Stonebriar Finance Holdings LLC
Stonebridge Investors I, LLC	DE	99.5%	by GC Parent Holdings, LLC
Stonebridge Investors III, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
Stonefire Investors, LLC	DE	100%	by Guggenheim Life and Annuity Company
Sudbourne Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
TB property holding entities	DE	100%	by Retail Investors III, LLC
TB Rochester 688, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
TEK Financial, LLC	DE	99.5%	by Guggenheim Partners, LLC
Terrabyte Development, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
The Hollywood Reporter	DE	100%	by PGM Entertainment Group LLC
The Liberty Hampshire Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
The Liberty Hampshire Company, LLC	DE	100%	by Guggenheim Treasury Services, LLC
theAudience, Inc.	DE	11.4%	by SBC Funding, LLC
Thomas Creek Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Thomas Weisel India Opportunity Fund, LP	DE	0%	Mgmt. by Guggenheim Partners India GP, LLC
TK property holding entities	DE	100%	by Retail Investors III, LLC
Toledo-MNG, LLC	DE	90.6%	by GC Pilar Golf Investment, LLC
Toledo-SLS, LLC	DE	90.6%	by GC Pilar Golf Investment, LLC
Tomorrow, LLC	DE	100%	by Guggenheim Life and Annuity Company
Transparent Value Advisors, L.L.C.	DE	100%	by Transparent Value, L.L.C.
Transparent Value Private Limited	IND	100%	by Transparent Value, L.L.C.
Transparent Value, L.L.C.	DE	100%	by Guggenheim Transparent Value, LLC
Trigger Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Tustin-Michelle Partners LLC	DE	100%	by Guggenheim Plus Leveraged LLC
UQ 720 Partners, LP	DE	95%	by Compatriot Capital, Inc.
Valcour Bay Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Venice GSTF I, LLC	DE	100%	by GLAC Holdings, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
VG Morrow Park Capital LLC	DE	84.8%	by Compatriot Capital, Inc.
		15.2%	by Village Green Holding LLC
VGH St. Louis LLC	DE	100%	by Village Green Holding LLC
Village Green Communications LLC	DE	100%	by Village Green Holding LLC
Village Green Construction LLC	DE	100%	by Village Green Holding LLC
Village Green Development Holding LLC	DE	100%	by Village Green Holding LLC
Village Green Holding LLC	DE	46.7%	by CCI Historic, Inc.
Village Green Management Company LLC	DE	100%	by Village Green Holding LLC
V-Suites LLC	DE	100%	by Village Green Holding LLC
Washington Lee Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Wattage Finance LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
WB property holding entities	DE	100%	by Retail Investors III, LLC
White Plains Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Wind Investors I, LLC	DE	100%	by GFP Wind Holdings, LLC
XONM 2012, Inc.	DE	100%	by XONM LLC
XONM Capital LLC	DE	100%	by XONM LLC
XONM Funding LLC	DE	100%	by XONM Capital LLC
XONM LLC	DE	100%	by Guggenheim Mortgage Capital, LLC

First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate account(s): Variable Annuity Account B and T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York.
As depositor of the separate accounts, FSBL might be deemed to control them.  In addition, certain of the separate accounts invest in shares of Guggenheim Variable Funds Trust (“the Trust”), a “series” type mutual fund registered under the Investment Company Act of 1940.  An affiliate of FSBL serves as investment advisor to the Trust.  The purchasers of FSBL’s variable annuity contracts investing in the Trust will have the opportunity to instruct FSBL with respect to the voting of shares of the Trust held by the separate accounts as to certain matters.  Subject to such voting instructions, FSBL might be deemed to control the Trust.
Item 27.	Number of Contract Owners
As of February 29, 2016, there were 206 owners of Qualified Contracts and 253 owners of Non-Qualified Contracts issued under Variable Annuity Account A.
Item 28.	Indemnification
The bylaws of First Security Benefit Life Insurance and Annuity Company of New York provide that the Company shall, to the extend authorized by the laws of the State of New York, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person’s capacity as director or officer.
Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29.	Principal Underwriters
(a)(1)	Security Distributors, Inc. (“SDI”) acts as principal underwriter of the Contracts issued under Variable Annuity Account A, which includes AdvisorDesigns Variable Annuity.

(a)(2)	SDI also acts as principal underwriter for:
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)

(a)(3)	In addition, SDI acts as principal underwriter for the following separate accounts of Security Benefit Life Insurance Company:
SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
(a)(4)	SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:
Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9

(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	David G. Byrnes	President
	Justin A. Jacquinot	Senior Vice President, Direct Relationships
	James J. Kiley	Senior Vice President, Education Markets
	Kenneth J. Rathke	Senior Vice President
	Michael K. Reidy	Senior Vice President
	Mark W. Turner	Senior Vice President, Education Markets
	Kevin M. Watt	Senior Vice President
	Kurt E. Auleta	Vice President, Sales Operations
	Paula K. Dell	Vice President
	James R. Schmank	Vice President
	Christopher D. Swickard	Vice President and Secretary
	Donald A. Wiley	Vice President
	Susan J. Lacey	Treasurer
	Yolande C. Nichols	Chief Compliance Officer
*For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.

(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, Inc.	$7,030[1]	$33,345[2]	$0	N/A
1 FSBL pays commissions to selling broker-dealers through SDI.  This is the amount paid to SDI in connection with all Contracts sold through the Separate Account.  SDI passes through to the selling broker-dealers all such amounts.
2 A contingent deferred sales charge may be assessed on a full or partial withdrawal from the Contract.  This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the Separate Account, all of which is passed through to FSBL.

Item 30.	Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its home office – 350 Park Avenue, 14th Floor, New York, New York 10022, and at its administrative office – One Security Benefit Place, Topeka, Kansas 66636-0001.
Item 31.	Management Services
All management contracts are discussed in Part A or Part B.

Item 32.	Undertakings
(a)	Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.
(b)	Registrant undertakes that it will include as part of the variable annuity contract application a space that an applicant can check to request a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.
(d)	First Security Benefit Life Insurance and Annuity Company of New York represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Security Benefit Life Insurance and Annuity Company of New York.
(e)	First Security Benefit Life Insurance and Annuity Company of New York represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act and that it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 22nd day of April 2016.
First Security Benefit Life Insurance and Annuity Company of New York (The Depositor) Variable Annuity Account A (The Registrant)
By:*
Michael P. Kiley, Chairman of the Board and Chief Executive Officer
As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 22, 2016.
SIGNATURES AND TITLES

By:	*
Michael P. Kiley, Chairman of the Board and Chief Executive Officer
By:	*
Barry G. Ward, Senior Vice President, Chief Financial Officer (chief accounting officer), Chief Risk Officer, Treasurer, and Director
By:	*
Stephen A. Crane, Director
By:	*
Wayne S. Diviney, Director
By:	*
John F. Guyot, Senior Vice President, General Counsel, Secretary, and Director
By:	*
Stephen R. Herbert, Director
By:	*
Anthony D. Minella, Senior Vice President, Chief Investment Officer and Director
By:	*
Roger S. Offermann, Senior Vice President, Lead Actuary and Director
By:	*
Douglas G. Wolff, President & Director
By:	*
Katherine P. White, Director
*By:	CHRIS SWICKARD
Chris Swickard, as Attorney-in-Fact

EXHIBIT INDEX

(6)	(a)	Declaration and Certificate of Incorporation of First Security Benefit Life Insurance and Annuity Company of New York

(8)	(g)	Participation Agreement – DFA Investment Dimensions Group Inc. (Dimensional)
(w)	Participation Agreement – Morgan Stanley
(aa)	Participation Agreement – Northern Lights (FormulaFolio)
(ae)	Participation Agreement – Northern Lights (TOPS)
(aq)	Participation Agreement – Two Roads Shared Trust (Redwood)
(as)	Participation Agreement – Vanguard

(10)	Consent of Independent Registered Public Accounting Firm

(13)	Powers of Attorney